UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

2014 Semiannual Report TIAA-CREF Funds Equity Funds April 30, 2014

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

TIAA-CREF Market Monitor

Economy cools in the winter, but stocks end higher

Although the U.S. economy and stocks hit a rough patch during the reporting period, many equity indexes closed higher amid mixed economic reports. The domestic economy slowed down, attributable in large part to the harsh winter. However, private-sector hiring and consumer spending rose, and unemployment fell by a full percentage point to 6.3% over the period. The Russell 3000® Index, a broad-based measure of the U.S. stock market, registered 7.8% for the six months ended April 30, 2014.

For the six months, value stocks outperformed their growth counterparts, returning 9.2% and 6.5%, respectively. At the same time, investors favored stocks of large-capitalized companies over smaller companies. The latter are riskier but can offer higher potential long-term returns. (Returns by market capitalization and investment style are based on the Russell indexes.)

 Overseas, stocks in developed international markets, as measured by the MSCI EAFE Index, rose but underperformed the broad U.S. market by nearly three-and-a-half percentage points. The Eurozone produced respectable but tepid economic results. Manufacturing improved and the European Central Bank reduced its lending rate. Emerging market equities, however, as measured by the MSCI Emerging Markets Index, dropped three percentage points due in part to concerns over China’s economy and geopolitical concerns, a rising U.S. dollar and slowing growth in many emerging market economies. (All returns are in U.S. dollars.)

Domestic investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index, returned 1.7% over the six-month period. Their prices stabilized after concerns about interest rates eased.

Value stocks outperformed growth equities

(Based on November 1, 2013–April 30, 2014 performance)

Source: Russell Investments

Stocks rally, retreat and rebound

Over the first two months of the period, U.S. equities in general rose in reaction to a drop in unemployment and signs that the domestic economy had sprung back to life. The tide turned in January when stocks dropped sharply, and U.S. Treasury securities rose as investors questioned the U.S. economy’s strength following reports of weak growth in employment, home sales, payrolls, construction spending and retail sales. First-quarter real gross domestic product (“GDP”), which measures the value of all goods and services produced in the nation, decreased 1.0% from the prior quarter. (The annualized growth rate was 2.6% over the fourth quarter and 1.8% over the first quarter of 2013.) The weak GDP growth largely resulted from the effects of the cold winter. Also in January, the Federal Reserve (“Fed”) began scaling back its $85 billion in monthly purchases of U.S. Treasury and agency fixed-income securities.

As the period advanced, employment and retail sales picked up, the Fed reaffirmed its continued low-interest-rate policy and stocks regained their footing. Many high-momentum growth stocks (particularly those of technology and biotech companies) and small caps sold off as value stocks fell in favor.

Outside the United States, prices of developed and emerging market stocks rose amid reports of a decline in current-account deficits and lower currency volatility. Lackluster economic reports from China, including lower-than-forecast industrial production and retail sales, and increasing bad debt, reinforced investors’ concerns about the country’s economy. China’s first-quarter GDP grew at an annual rate of 7.4% year over year, down from 7.7% in the fourth quarter. However, credit conditions eased and China’s currency continued to depreciate, which helped its exports. Elsewhere, tensions between Russia and Ukraine escalated, often overshadowing positive corporate earnings reports.

Some encouraging news surfaced at the end of the period. Payroll processor ADP announced that the private sector added 220,000 jobs in April, the strongest job growth since November 2013. Moreover, the Fed announced that economic growth picked up, and it would continue its efforts to keep interest rates low “for a considerable time.”

Although the Investment Company Institute (ICI) estimated $43.3 billion flowed out of bond funds and about $22.1 billion into equity funds from November through December 2013, it reported approximately $58.8 billion flowed into stock funds and nearly $25.3 billion into bond funds in 2014 as bond markets stabilized.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 43 developed and emerging market countries, excluding the United States.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The MSCI All Country World Commodity Producers Sector Capped Index measures the performance of the stocks of commodity producers in 44 developed and emerging market nations throughout the world. The index is composed of three sectors—energy, metals and agriculture. The weight of each sector is fixed at one-third of the index.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013–April 30, 2014).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	5

Enhanced Large-Cap Growth Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2014
Information technology	26.6
Consumer discretionary	16.4
Industrials	13.0
Health care	11.9
Consumer staples	10.1
Financials	6.8
Energy	6.4
Materials	4.4
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	1.7
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	50.9
More than $15 billion-$50 billion	20.1
More than $2 billion-$15 billion	28.7
$2 billion or less	0.3
Total	100.0

Performance for the six months ended April 30, 2014

The Enhanced Large-Cap Growth Index Fund returned 5.15%, compared with the 6.95% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2014, the fund returned 17.93%, versus 20.66% for the index.

Large-cap growth stocks lag the broad market

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors were in a defensive mode, as U.S. economic activity decreased markedly in the first quarter of 2014, and the Federal Reserve began to pare back its stimulus efforts. For the period, large-cap stocks outperformed smaller-cap issues and value shares outperformed growth stocks.

The large-cap growth category lagged the 9.61% return of the large-cap value category, in part because the latter contained more high-performing financial and energy stocks. Within the growth category, however, large caps outpaced both small- and mid-cap issues, which gained 1.27% and 6.04%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2014, the Russell 1000 Growth Index produced an average annual return of 19.47%, nearly matching both the 19.52% average gain of the Russell 1000 Value Index and the 19.54% average return of the Russell 3000 Index.

Technology stocks fuel the benchmark’s advance

Nine out of ten industry sectors of the Russell 1000 Growth Index registered positive returns for the six months, led by utilities, which rose 17.8%. Utilities benefited from the first-quarter economic slowdown, as companies in this sector tend to generate steady earnings even when the economy is less robust. Technology, the benchmark’s biggest sector on April 30, 2014, climbed 9.4%.

Performance as of April 30, 2014

			Total	Average annual
			return	total return
Enhanced Large-Cap					since
Growth Index Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	5.15%	17.93%	18.48%	6.69%
Russell 1000 Growth Index	—	6.95	20.66	19.47	7.27	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

6	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Industrials and health care gained 10.0% and 9.3%, respectively. Together, these three sectors represented more than one-half of the benchmark’s total market capitalization on April 30, 2014.

Telecommunication services declined 3.3%, as fierce competition among companies in the sector put downward pressure on profit margins. And after soaring 40.3% in the previous twelve months, consumer discretionary stocks took a breather, rising a relatively modest 1.9% in this period.

Three of the benchmark’s five largest stocks—all technology bellwethers—scored double-digit gains for the six months. Microsoft led the way, in part because of optimism about new leadership at the company. Apple was not far behind, followed by IBM. In contrast, Coca-Cola and Verizon lagged the return of the benchmark. Coca-Cola posted a relatively modest gain, while shares of Verizon declined.

Stock selections dampen relative results

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, but a net result was to lower the fund’s return relative to that of its benchmark. The largest detractors were overweight positions in Netflix, Starbucks and personal care products distributor Nu Skin Enterprises.

Partly offsetting these negative effects were positive results from overweight stakes in several health care companies, including drug manufacturer Allergan and Jazz Pharmaceuticals.

Expense example

Six months ended April 30, 2014

			Expenses
			paid
Enhanced	Beginning	Ending	during
Large-Cap	account	account	period*
Growth	value	value	(11/1/13–
Index Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$1,051.49	$1.78
5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	1.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	7

Enhanced Large-Cap Value Index Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2014
Financials	25.2
Health care	14.4
Energy	14.0
Industrials	11.4
Information technology	10.5
Consumer discretionary	8.5
Utilities	5.6
Consumer staples	4.2
Materials	3.7
Telecommunication services	1.7
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	41.7
More than $15 billion–$50 billion	27.3
More than $2 billion–$15 billion	30.2
$2 billion or less	0.8
Total	100.0

Performance for the six months ended April 30, 2014

The Enhanced Large-Cap Value Index Fund returned 8.16%, compared with the 9.61% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2014, the fund returned 20.39%, versus 20.90% for the index.

Large-cap value stocks benefit as investors turn from riskier assets

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors were in a defensive mode, as U.S. economic activity decreased markedly in the first quarter of 2014, and the Federal Reserve began to pare back its stimulus efforts.

For the period, large-cap stocks outperformed smaller-cap and mid-cap issues. Large-cap value stocks outpaced the 6.95% return of large-cap growth shares. Relative to large-cap value stocks, the performance of large-cap growth stocks suffered from a substantially lower weighting in financials and the overall decline of telecommunication services stocks. Returns within the value category provided further evidence of investors’ more conservative stance, as large- and mid-cap stocks outperformed small caps, which gained just 3.08%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2014, the Russell 1000 Value Index posted an average annual gain of 19.52%, a showing that was in line with the 19.47% average return of the Russell 1000 Growth Index and the 19.54% average return of the Russell 3000 Index.

Index benefits from gains in all sectors

For the six-month period, all ten industry sectors of the fund’s benchmark advanced. Investors favored defensive stocks as they generally provide stable earnings even when economic growth is slow. Financials, the benchmark’s largest sector, gained 7.9%. The next three largest sectors also generated

Performance as of April 30, 2014

				Average annual
		Total return		total return
Enhanced Large-Cap					since
Value Index Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	8.16%	20.39%	18.43%	4.88%
Russell 1000 Value Index	—	9.61	20.90	19.52	5.45	*

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Performance is calculated from the inception date of the Institutional Class.

8	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

strong performance—energy was up 10.8%, health care gained 12.5% and industrials rose 9.9%. Together, these four sectors comprised more than two-thirds of the benchmark’s total market capitalization as of April 30, 2014.

Over the past six months, three of the benchmark’s five largest stocks outpaced the return of the index. The top performer was Wells Fargo, followed by Exxon Mobil and Johnson & Johnson. All three of these stocks earned double-digit gains. The two underperforming stocks were General Electric and Chevron, both of which recorded relatively modest increases.

Fund underperforms due to stock selection

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

For the reporting period, stock choices using the enhanced indexing methodology had both positive and negative effects on the fund’s relative performance, and a net result was a lower fund return relative to that of its benchmark. A nonbenchmark position in coal and natural gas producer Walter Energy was the largest detractor from relative performance. An overweight position in electronics retailer Best Buy and an underweight position in drug maker Merck also hindered results versus the index.

The unfavorable effect of these holdings was somewhat mitigated by an overweight position in Tyson Foods, an out-of-benchmark position in ship builder Huntington Ingalls and an underweight allocation to Procter & Gamble, which underperformed the broad index.

Expense example

Six months ended April 30, 2014

			Expenses
			paid
Enhanced	Beginning	Ending	during
Large-Cap	account	account	period*
Value	value	value	(11/1/13–
Index Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$1,081.56	$1.81
5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	1.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	9

Growth & Income Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Information technology	17.0
Health care	16.1
Consumer discretionary	15.6
Financials	12.7
Industrials	12.4
Consumer staples	8.8
Energy	8.4
Materials	4.1
Utilities	2.2
Telecommunication services	1.8
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	44.7
More than $15 billion–$50 billion	28.5
More than $2 billion–$15 billion	25.0
$2 billion or less	1.8
Total	100.0

Performance for the six months ended April 30, 2014

The Growth & Income Fund returned 6.61% for the Institutional Class, compared with the 8.36% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2014, the fund returned 21.35%, versus 20.44% for the index. The table below shows returns for all share classes of the fund.

Stocks trudge ahead as investors turn more cautious

For the six-month period, large-cap U.S. stocks, as measured by the S&P 500 Index, generated a healthy gain and outperformed the 7.83% return of the Russell 3000® Index, a proxy for the broad domestic stock market.

Following the wide-ranging rally of U.S. equities in 2013, investors started 2014 by booking profits early in the new year. The S&P 500 Index began the year on a positive note but dropped considerably at the end of January. The index rebounded in February but was up and down in March due to geopolitical turmoil in Ukraine and investors’ focus on the Federal Reserve’s stance toward tapering asset purchases and the potential for interest-rate increases. Volatility was also fueled by slower economic activity resulting from harsh winter weather that hurt sales in the retail, auto and homebuilding segments of the market.

The benchmark’s robust six-month performance lifted it above the broad U.S. stock market, as investors increasingly sought the strength and stability of larger issues. The performance of the Russell 3000 Index was hampered by its sizable position in small- and mid-cap issues, both of which underperformed large caps for the period.

Performance as of April 30, 2014

				Average annual
		Total return		total return
Growth & Income Fund	Inception date	6 months	1 year	5 years		10 years
Institutional Class	7/1/1999	6.61%	21.35%	18.43%		9.46%
Premier Class	9/30/2009	6.52	21.05	18.27	*	9.38	*
Retirement Class	10/1/2002	6.47	20.98	18.11		9.15
Retail Class	3/31/2006	6.42	20.83	18.06		9.29	*
S&P 500 Index	—	8.36	20.44	19.14		7.67

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the ten years ended April 30, 2014, the S&P 500 Index produced an average annual gain of 7.67%, versus the 8.10% average return of the Russell 3000 Index.

Most sectors aid the rise of large-cap stocks

Nine out of ten industry sectors within the S&P 500 Index produced positive returns for the reporting period. Only telecommunication services, which had the lowest weighting in the benchmark on April 30, 2014, registered a loss. Information technology, the benchmark’s biggest sector, gained 11.1%. Other heavily weighted sectors at period-end included health care (up 11.2%) and financials (up 8.0%). Combined, these three sectors represented nearly half of the S&P 500’s market capitalization at period-end.

Stock picks hold back performance versus the benchmark

Stock selection hindered the fund’s performance relative to the S&P 500 Index for the six months. The largest individual detractor was an overweight position in electronics retailer Best Buy. Not investing in Exxon Mobil also weighed on the fund’s relative performance. Exxon’s stock benefited as Berkshire Hathaway took a stake, and the company bought back shares and boosted oil and natural gas production. An overweight position in energy giant Anadarko Petroleum and an out-of-benchmark investment in Aegerion Pharmaceuticals hurt the fund’s results versus the index as well.

On the positive side, the fund benefited from investments in three health care companies that were not held in the benchmark. The stock price of Jazz Pharmaceuticals rose sharply, helped by news of an acquisition. Illumina, whose products are used in genetic research, and Salix Pharmaceuticals also had strong performance. An overweight position in Delta Airlines also bolstered the fund’s relative performance.

Expense example
Six months ended April 30, 2014
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Growth &	value	value	(11/1/13–
Income Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$1,066.07	$2.25
Premier Class	1,000.00	1,065.17	3.02
Retirement Class	1,000.00	1,064.73	3.53
Retail Class	1,000.00	1,064.16	3.94
5% annual
hypothetical return
Institutional Class	1,000.00	1,022.61	2.21
Premier Class	1,000.00	1,021.87	2.96
Retirement Class	1,000.00	1,021.37	3.46
Retail Class	1,000.00	1,020.98	3.86
*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.44% for the Institutional Class, 0.59% for the Premier Class, 0.69% for the Retirement Class and 0.77% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	11

Large-Cap Growth Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2014
Information technology	32.7
Health care	18.6
Consumer discretionary	18.3
Industrials	10.5
Financials	6.7
Materials	4.6
Energy	2.5
Consumer staples	2.0
Telecommunication services	1.6
Short-term investments, other assets & liabilities, net	2.5
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	51.6
More than $15 billion–$50 billion	31.1
More than $2 billion–$15 billion	17.3
Total	100.0

Performance for the six months ended April 30, 2014

The Large-Cap Growth Fund returned 5.30% for the Institutional Class, compared with the 6.95% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2014, the fund returned 22.30%, versus 20.66% for the index. The table below shows returns for all share classes of the fund.

Large-cap growth stocks lag the broad market

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors were in a defensive mode, as U.S. economic activity decreased markedly in the first quarter of 2014, and the Federal Reserve began to pare back its stimulus efforts. For the period, large-cap stocks outperformed smaller-cap issues, and value shares outperformed growth stocks.

The large-cap growth category lagged the 9.61% return of the large-cap value category, in part because the latter contained more high-performing financial and energy stocks. Within the growth category, however, large caps outpaced both small- and mid-cap issues, which gained 1.27% and 6.04%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended April 30, 2014, the Russell 1000 Growth Index produced an average annual return of 19.47%, nearly matching both the 19.52% average gain of the Russell 1000 Value Index and the 19.54% average return of the Russell 3000 Index.

Performance as of April 30, 2014

				Average annual
		Total return		total return
						since fund
Large-Cap Growth Fund	Inception date	6 months	1 year	5 years		inception
Institutional Class	3/31/2006	5.30%	22.30%	18.52%		7.58%
Premier Class	9/30/2009	5.18	22.07	18.36	*	7.49	*
Retirement Class	3/31/2006	5.18	21.97	18.22		7.31
Retail Class	3/31/2006	5.09	21.83	18.13		7.29
Russell 1000 Growth Index	—	6.95	20.66	19.47		8.00	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
†	Performance is calculated from the inception date of the Institutional Class.

12	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Technology stocks fuel the benchmark’s advance

Nine out of ten industry sectors of the Russell 1000 Growth Index registered positive returns for the six months, led by utilities, which rose 17.8%. Utilities benefited from the first-quarter economic slowdown, as companies in this sector tend to generate steady earnings even when the economy is less robust. Technology, the biggest sector in the index on April 30, 2014, climbed 9.4%. Industrials and health care gained 10.0% and 9.3%, respectively. Together, these three sectors represented more than one-half of the benchmark’s total market capitalization on April 30, 2014.

Telecommunication services declined 3.3%, as fierce competition among companies in the sector put downward pressure on profit margins. And after soaring 40.3% in the previous twelve months, consumer discretionary stocks took a breather, rising a relatively modest 1.9% in this period.

Three of the benchmark’s five largest stocks—all technology bellwethers—scored double-digit gains for the six months. Microsoft led the way, in part because of optimism about new leadership at the company. Apple was not far behind, followed by IBM. In contrast, Coca-Cola and Verizon lagged the return of the benchmark. Coca-Cola posted a relatively modest gain, while shares of Verizon declined.

Stock choices trim the fund’s relative return

The fund trailed its benchmark primarily because of stock selections that did not perform as anticipated. These included overweight positions in railroad company Kansas City Southern, educational media distributor Discovery Communications and Amazon, all of which posted double-digit losses. An underweight holding in Microsoft and avoiding technology giant Oracle also hurt relative performance.

These negative effects were partly offset by a number of successful stock choices. The largest contributors were overweight stakes in biotechnology company Biogen Idec, drug manufacturer Allergan and Illumina, whose products are used in genetic research. An overweight position in social media company Facebook was helpful as well.

Expense example
Six months ended April 30, 2014
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap	value	value	(11/1/13–
Growth Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$1,053.03	$2.34
Premier Class	1,000.00	1,051.77	3.10
Retirement Class	1,000.00	1,051.84	3.61
Retail Class	1,000.00	1,050.88	4.22
5% annual
hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Premier Class	1,000.00	1,021.77	3.06
Retirement Class	1,000.00	1,021.27	3.56
Retail Class	1,000.00	1,020.68	4.16

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.61% for the Premier Class, 0.71% for the Retirement Class and 0.83% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	13

Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 4/30/2014
Financials	24.2
Energy	15.6
Health care	13.2
Information technology	11.0
Industrials	10.2
Consumer discretionary	8.3
Consumer staples	6.2
Utilities	4.2
Telecommunication services	3.6
Materials	3.4
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	45.0
More than $15 billion–$50 billion	19.5
More than $2 billion–$15 billion	33.1
$2 billion or less	2.4
Total	100.0

Performance for the six months ended April 30, 2014

The Large-Cap Value Fund returned 7.52%, compared with the 9.61% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2014, the fund returned 20.11%, versus 20.90% for the index. The table below shows returns for all share classes of the fund.

Large-cap value stocks benefit as investors turn from riskier assets

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors turned more defensive, as U.S. economic activity decreased markedly in the first quarter of 2014 and the Federal Reserve began paring its stimulus efforts. For the period, large-cap stocks outperformed smaller-cap issues, and value shares outperformed growth stocks.

Large-cap value stocks outpaced the 6.95% return of large-cap growth shares. The relative performance of large-cap growth stocks suffered, in part, from a substantially lower weighting in high-performing financial and energy stocks. Within the value category, large-cap issues outperformed small caps, which rose 4.97%, but slightly trailed the 9.69% rise in mid caps. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2014, the Russell 1000 Value Index posted an average annual gain of 7.95%, a showing on par with the 7.99% average return of the Russell 1000 Growth Index and the 8.10% average return of the Russell 3000 Index.

Performance as of April 30, 2014

		Total return		Average annual total return
Large-Cap Value Fund	Inception date	6 months	1 year	5 years		10 years
Institutional Class	10/1/2002	7.52%	20.11%	19.17%		8.16%
Premier Class	9/30/2009	7.39	19.91	19.00	*	8.09	*
Retirement Class	10/1/2002	7.36	19.77	18.86		7.87
Retail Class	10/1/2002	7.31	19.71	18.82		7.91
Russell 1000 Value Index	—	9.61	20.90	19.52		7.95

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

14	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Index benefits from gains in all sectors

For the six months, all ten industry sectors of the fund’s benchmark advanced. Financials, the benchmark’s largest sector, gained 7.9%. The next three-largest sectors also generated strong performance—energy was up 10.8%, health care gained 12.5% and industrials rose 9.9%. Together, these four sectors comprised approximately two-thirds of the benchmark’s total market capitalization on April 30, 2014.

The consumer discretionary and telecommunication services sectors posted the smallest returns. They gained 3.5% and 3.3%, respectively, underperforming the overall index.

Over the past six months, three of the benchmark’s five largest stocks outpaced the return of the index. The top performer was Wells Fargo, followed by Exxon Mobil and Johnson & Johnson. All three of these stocks earned double-digit gains. The two underperforming stocks were General Electric and Chevron, both of which recorded relatively modest increases.

Fund underperforms due to stock selection

For the reporting period, stock choices impeded the fund’s performance relative to its benchmark. A nonbenchmark position in independent oil and gas producer Talisman Energy was the largest detractor from the fund’s relative performance. Overweight positions in international mining company Cliffs Natural Resources and electronics retailer Best Buy also hindered results versus the index, as did an out-of-benchmark investment in information technology firm Rackspace Hosting.

The unfavorable effect of these holdings was somewhat mitigated by three nonbenchmark positions that were the fund’s top contributors—AMR (formerly American Airlines), energy company Matador Resources and aluminum products manufacturer Constellium. An overweight holding in Freescale Semiconductor also benefited the fund’s relative performance.

Expense example

Six months ended April 30, 2014

Large-Cap Value Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,075.23	$2.26
Premier Class	1,000.00	1,073.86	3.03
Retirement Class	1,000.00	1,073.63	3.55
Retail Class	1,000.00	1,073.10	3.96
5% annual hypothetical return
Institutional Class	1,000.00	1,022.61	2.21
Premier Class	1,000.00	1,021.87	2.96
Retirement Class	1,000.00	1,021.37	3.46
Retail Class	1,000.00	1,020.98	3.86

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.44% for the Institutional Class, 0.59% for the Premier Class, 0.69% for the Retirement Class and 0.77% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	15

Mid-Cap Growth Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Consumer discretionary	22.4
Information technology	21.4
Industrials	14.9
Health care	13.6
Financials	9.4
Consumer staples	7.2
Energy	5.0
Materials	4.3
Telecommunication services	1.2
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $15 billion–$50 billion	32.8
More than $2 billion–$15 billion	63.1
$2 billion or less	4.1
Total	100.0

Performance for the six months ended April 30, 2014

The Mid-Cap Growth Fund returned 2.91% for the Institutional Class, compared with the 6.04% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2014, the fund returned 18.76%, versus 20.62% for the index. The table below shows returns for all share classes of the fund.

Mid-cap stocks underperform the broad-based index

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors were in a defensive mode for the period as U.S. economic activity slowed considerably early in the first quarter of 2014 and the Federal Reserve (“Fed”) began to pare back its stimulus efforts. For the period, investors generally favored stocks of larger-cap over smaller-capitalized companies and value over growth equities. Larger-capitalized companies tend to offer more stability and have more credit available to them than their smaller counterparts.

For the six months, the return of mid-cap growth stocks lagged behind the broad market by more than one-and-three-quarter percentage points. Within the growth category, the performance of large-cap stocks topped small-cap issues by more than five-and-a-half percentage points and exceeded that of mid-cap growth stocks as well. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2014, the Russell Midcap Growth Index posted an average annual return of 9.63%, exceeding the return of the broader market by more than one-and-a-half percentage points.

Performance as of April 30, 2014
		Total return		Average annual total return
Mid-Cap Growth Fund	Inception date	6 months	1 year	5 years		10 years
Institutional Class	10/1/2002	2.91%	18.76%	20.68%		9.30%
Premier Class	9/30/2009	2.81	18.57	20.50	*	9.22	*
Retirement Class	10/1/2002	2.79	18.48	20.38		9.01
Retail Class	10/1/2002	2.73	18.35	20.33		9.01
Russell Midcap Growth Index	—	6.04	20.62	21.10		9.63

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

16	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Investors gravitate to defensive stocks amid uncertainty

Seven of the ten industry sectors in the Russell Midcap Growth Index underperformed the broader market over the six-month period, yet all posted positive returns. Utilities, a defensive sector, led the group posting an extraordinary return of 17.8%. Defensive stocks generally provide consistent earnings and their performance is less driven by changes in the economic cycle. However, utilities represented less than a half of 1% of the benchmark’s capitalization on April 30, 2014. Health care, which finished up nearly 10%, industrials (up 9.5%), materials (up 9.2%) and energy (up 7.2%) rounded out the top-five best-performing sectors. Telecommunication services and information technology finished among the weakest performers returning 3.3% and 3.5%, respectively.

For the period, all but one of the benchmark’s five largest holdings, in terms of market capitalization at period-end, outshined the benchmark as a whole. Pharmaceutical companies Actavis and Alexion were the best performers, generating dramatic gains. Retailer Kroger earned a healthy increase, while technology services provider Intuit outpaced the benchmark by a relatively slim margin. Wireless infrastructure provider Crown Castle lagged far behind with a loss for the six months.

The fund lags its benchmark

For the period, the fund trailed its benchmark because of stock selections that did not perform as well as expected. They include positions in out-of-benchmark holdings CommVault Systems, Guidewire Software and Proto Labs. The fund’s underweight position in specialty coffee company Keurig Green Mountain, and health and wellness product retailer GNC, were also among the holdings that detracted from the fund’s performance versus the benchmark.

Partly offsetting these negative factors were favorable results from two pharmaceutical company stocks: Intercept Pharmaceuticals, which was not held in the benchmark, and an overweight position in Salix Pharmaceuticals. The fund’s heavier exposure to Delta Airlines and Avago Technologies, and positions in out-of-benchmark stocks NXP Semiconductors and Questar Pharmaceuticals, also helped the fund’s performance.

Expense example
Six months ended April 30, 2014
Mid-Cap Growth Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,029.05	$2.31
Premier Class	1,000.00	1,028.07	3.07
Retirement Class	1,000.00	1,027.86	3.57
Retail Class	1,000.00	1,027.30	3.97
5% annual
hypothetical return
Institutional Class	1,000.00	1,022.51	2.31
Premier Class	1,000.00	1,021.77	3.06
Retirement Class	1,000.00	1,021.27	3.56
Retail Class	1,000.00	1,020.88	3.96

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014.The fund’s annualized six-month expense ratio for that period was 0.46% for the Institutional Class, 0.61% for the Premier Class, 0.71% for the Retirement Class and 0.79% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	17

Mid-Cap Value Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Financials	29.0
Industrials	10.9
Utilities	10.5
Consumer discretionary	10.4
Information technology	10.2
Energy	9.1
Health care	8.8
Materials	5.9
Consumer staples	2.7
Telecommunication services	0.6
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	1.0
More than $15 billion–$50 billion	35.0
More than $2 billion–$15 billion	60.4
$2 billion or less	3.6
Total	100.0

Performance for the six months ended April 30, 2014

The Mid-Cap Value Fund returned 8.97% for the Institutional Class, compared with the 9.69% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2014, the fund returned 21.29%, versus 22.10% for the index. The table below shows returns for all share classes of the fund.

Mid-cap value stocks lead the broader market

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors were in a defensive mode for much of the period as U.S. economic activity slowed considerably early in the first quarter of 2014 and the Federal Reserve (“Fed”) began to pare back its stimulus efforts. For the period, investors generally favored stocks of larger-cap over smaller-capitalized companies and value over growth equities. Larger-capitalized companies tend to offer more stability and have more credit available to them than their smaller counterparts.

For the six months, mid-cap value stocks returned 9.69%, outpacing the broad market and mid-cap issues. Within the value category, mid-cap stocks far outpaced the 4.97% return of small-cap issues and finished slightly higher than the 9.61% return of large-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2014, the mid-cap value category posted an average annual return of 10.77%, exceeding the return of the Russell 3000 Index by more than two-and-a-half percentage points.

Performance as of April 30, 2014
		Total return		Average annual total return
Mid-Cap Value Fund	Inception date	6 months	1 year	5 years		10 years
Institutional Class	10/1/2002	8.97%	21.29%	20.31%		10.67%
Premier Class	9/30/2009	8.93	21.16	20.15	*	10.59	*
Retirement Class	10/1/2002	8.85	21.01	20.02		10.38
Retail Class	10/1/2002	8.81	20.91	19.98		10.42
Russell Midcap Value Index	—	9.69	22.10	22.61		10.77

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Defensive stocks drive the benchmark higher

All ten industry sectors of the Russell Midcap Value Index ended the six-month period in higher territory. The utilities and energy defensive sectors returned 11.6% and 8.4%, respectively. Defensive stocks generally provide stable earnings, even in times when economic growth is slow. Telecommunication services (up 17.0%), information technology (up 15.6%), health care (up 12.4%) and industrials (up 12.1%) were the best-performing sectors in the index.

Financials, which constituted slightly less than one-third of the benchmark’s market capitalization at period-end, returned 7.3%, posting the weakest performance of the group with the exception of the consumer discretionary sector, which returned 3.9%.

For the period, three of the benchmark’s five largest holdings, in terms of market capitalization at period-end, outpaced the index. Shares of semiconductor company Micron Technology surged following reports of strong revenue growth. Generic drug maker Forest Labs also posted a dramatic gain, and health care services provider Cardinal Health was up strongly. Sempra Energy advanced, posting a return that closely matched that of the benchmark. Conversely, Noble Energy finished the six months in negative territory.

The fund posts strong returns but underperforms its benchmark

The fund generated solid absolute returns but trailed its benchmark largely as a result of stock selections that did not perform as well as expected and lack of exposure to certain stocks held in the benchmark index. They included underweight positions in Forest Labs, Alcoa and Southwest Airlines. The fund’s overweight positions in consumer electronics retailer Best Buy and global engineering and construction company KBR also detracted from the fund’s relative performance.

Partly offsetting these negative factors were favorable results from an overweight position in Tyson Foods and an underweight in Liberty Media and First Energy, which ended down for the period. Investments in out-of-benchmark stocks Questcor Pharmaceuticals and NXP Semiconductors also contributed to the fund’s relative performance.

Expense example
Six months ended April 30, 2014
Mid-Cap Value Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,089.74	$2.28
Premier Class	1,000.00	1,089.28	3.06
Retirement Class	1,000.00	1,088.49	3.57
Retail Class	1,000.00	1,088.05	3.88
5% annual hypothetical return
Institutional Class	1,000.00	1,022.61	2.21
Premier Class	1,000.00	1,021.87	2.96
Retirement Class	1,000.00	1,021.37	3.46
Retail Class	1,000.00	1,021.08	3.76

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.44% for the Institutional Class, 0.59% for the Premier Class, 0.69% for the Retirement Class and 0.75% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	19

Small-Cap Equity Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Financials	22.4
Information technology	18.1
Industrials	15.6
Consumer discretionary	13.2
Health care	12.2
Energy	6.0
Materials	4.4
Consumer staples	3.2
Utilities	3.2
Telecommunication services	1.1
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $2 billion–$15 billion	42.6
$2 billion or less	57.4
Total	100.0

Performance for the six months ended April 30, 2014

The Small-Cap Equity Fund returned 2.96% for the Institutional Class, compared with the 3.08% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2014, the fund returned 22.52% versus 20.50% for the index. The table below shows returns for all share classes of the fund.

Small caps generate gains but lag the broad market

For the six-month period, small-cap stocks posted an advance but failed to keep pace with the 7.83% return of the broad U.S. stock market as measured by the Russell 3000® Index. After ending the last two months of 2013 up, small-cap equities posted negative returns in three of the first four months of 2014 as investors worried about the strength of the U.S. economy and signs of slowing growth in China and other emerging markets. Investors were in a defensive mode, as gross domestic product—the output of goods and services produced in the United States—decreased 1.0% in the first three months of the new year and the Federal Reserve began to pare back its stimulus efforts.

Within the small-cap segment, value stocks easily outpaced growth issues, 4.97% to 1.27%. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2014, the Russell 2000 Index registered an average annual return of 8.67%, slightly ahead of the 8.10% average return of the Russell 3000 Index.

Industrials and financials push the benchmark higher

Eight of the ten sectors of the Russell 2000 Index generated positive returns for the six months. The industrials and financials sectors rose 5.3% and 3.0%, respectively. Together these two sectors made up almost 40% of

Performance as of April 30, 2014
		Total return		Average annual total return
Small-Cap Equity Fund*	Inception date	6 months	1 year	5 years		10 years
Institutional Class	10/1/2002	2.96%	22.52%	20.11%		8.41%
Premier Class	9/30/2009	2.84	22.37	19.94	†	8.33	†
Retirement Class	10/1/2002	2.82	22.32	19.83		8.14
Retail Class	10/1/2002	2.75	22.07	19.76		8.17
Russell 2000 Index	—	3.08	20.50	19.84		8.67

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

20	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

the benchmark’s market capitalization on April 30, 2014. The information technology and health care sectors also generated strong returns.

Four of the five largest stocks in the Russell 2000 Index scored remarkable gains for the six months—gains that far surpassed the return of the benchmark. Solar energy provider SunEdison delivered the highest return, followed by commercial real estate investment company NorthStar Realty Finance, drugstore chain Rite Aid and diversified electronics firm Acuity Brands. The sole laggard was American Realty Capital, which was up just slightly for the period.

Consumer discretionary and telecommunications were the only two sectors posting negative results. They lost 0.6% and 0.9%, respectively.

Stock choices constrain the fund’s relative results

For the six-month period, the fund benefited from participating in a securities lending program; however, its return modestly trailed that of its benchmark. The fund’s results were hurt by overweight positions in two information technology stocks, network supplier Infoblox and data and information management software company CommVault Systems. An overweight in health care software provider Medidata Solutions also detracted from relative results.

Relative returns were enhanced by overweight positions in energy provider Penn Virginia and two information technology stocks, Lattice Semiconductor and broadband technology provider ARRIS Group. An overweight in transportation and logistics provider ArcBest aided fund performance as well.

Expense example
Six months ended April 30, 2014
Small-Cap Equity Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,029.58	$2.16
Premier Class	1,000.00	1,028.42	2.92
Retirement Class	1,000.00	1,028.25	3.42
Retail Class	1,000.00	1,027.45	3.92
5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.16
Premier Class	1,000.00	1,021.92	2.91
Retirement Class	1,000.00	1,021.42	3.41
Retail Class	1,000.00	1,020.93	3.91

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.43% for the Institutional Class, 0.58% for the Premier Class, 0.68% for the Retirement Class and 0.78% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	21

Social Choice Equity Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Financials	20.2
Information technology	16.5
Consumer discretionary	13.1
Health care	11.7
Industrials	10.4
Energy	9.7
Consumer staples	8.0
Materials	4.7
Utilities	3.9
Telecommunication services	1.3
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	34.1
More than $15 billion–$50 billion	44.4
More than $2 billion–$15 billion	19.1
$2 billion or less	2.4
Total	100.0

Performance for the six months ended April 30, 2014

The Social Choice Equity Fund returned 7.35% for the Institutional Class, compared with the 7.83% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2014, the fund returned 20.00%, versus 20.78% for the index. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions detract from relative returns

Because of its social criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to decrease the fund’s return relative to that of its benchmark.

The largest contribution to the fund’s performance was the exclusion of Amazon. Amazon’s stock dropped after reporting weaker-than-expected earnings for the fourth-quarter 2013, although its first-quarter 2014 results were favorable. Relative results were also bolstered by avoiding Verizon and tobacco-products manufacturer Philip Morris. Verizon acquired the 45% stake that Vodafone had held in the wireless services company. Despite reporting a sharp increase in first-quarter revenues, Verizon’s profits fell short of many estimates and disappointing wireless subscriber data exerted pressure on its stock price. Philip Morris reported lower first-quarter earnings versus the same period in 2013.

Stocks absent from the fund that detracted from relative performance included the world’s largest publicly-traded oil company Exxon Mobil, Wells Fargo, and technology giants Apple and Microsoft. Apple announced that its Board of Directors increased the company’s share-repurchase authorization,

Performance as of April 30, 2014

		Total return		Average annual total return
Social Choice Equity Fund	Inception date	6 months	1 year	5 years		10 years
Institutional Class	7/1/1999	7.35%	20.00%	19.16%		8.07%
Premier Class	9/30/2009	7.28	19.80	18.98	*	7.99	*
Retirement Class	10/1/2002	7.22	19.71	18.87		7.77
Retail Class	3/31/2006	7.24	19.64	18.86		7.90	*
Russell 3000 Index	—	7.83	20.78	19.54		8.10

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

approved an increase in the company’s quarterly dividend and announced plans to split its stock. Microsoft’s stock surged to a 14-year high after the tech giant announced a series of executive appointments.

Fund performance approximates that of its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index.

     The fund’s overweight positions in Discovery Communications, State Street, Starbucks and Lowe’s detracted from its relative performance. A research report released earlier in the period questioned Starbucks’ ability to maintain its pace of growth, but the company recently reported that its net revenues rose 9% to a record $3.9 billion for its fiscal second-quarter (ending March 30, 2014) and its earnings-per-share grew 17%. Investor concerns that the harsh winter conditions would hurt revenues of home-improvement retailer Lowe’s exerted pressure on its stock.

     The fund’s relative performance was aided by its overweight positions in Hewlett-Packard, Merck, Pepco Holdings and Marathon Petroleum. Hewlett-Packard, a top-performing stock in 2013, reported a significant improvement in quarterly earnings on a year-to-year basis, and favorable reviews boosted the stock’s performance. Pharmaceutical giant Merck reported higher-than-expected first-quarter earnings. Late in the period electric and gas utility Pepco agreed to be acquired by nuclear energy operator Exelon in an all-cash transaction valued at approximately $6.8 billion. An overweight stake in energy company EQT aided results as well.

Expense example
Six months ended April 30, 2014
Social Choice Equity Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,073.48	$0.87
Premier Class	1,000.00	1,072.85	1.64
Retirement Class	1,000.00	1,072.19	2.16
Retail Class	1,000.00	1,072.39	2.42
5% annual
hypothetical return
Institutional Class	1,000.00	1,023.95	0.85
Premier Class	1,000.00	1,023.21	1.61
Retirement Class	1,000.00	1,022.71	2.11
Retail Class	1,000.00	1,022.46	2.36

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.17% for the Institutional Class, 0.32% for the Premier Class, 0.42% for the Retirement Class and 0.47% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	23

Emerging Markets Equity Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2014
Information technology	21.8
Financials	19.6
Consumer discretionary	14.6
Industrials	9.5
Materials	8.9
Consumer staples	8.7
Energy	7.7
Health care	3.8
Utilities	3.4
Telecommunication services	1.8
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2014
Korea	15.2
China	12.6
Brazil	10.0
Taiwan	8.9
India	7.7
Mexico	6.4
Hong Kong	4.5
Philippines	3.4
South Africa	3.3
Thailand	3.0
21 other nations	21.4
Short-term investments	3.6
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	15.8
More than $15 billion–$50 billion	28.7
More than $2 billion–$15 billion	37.5
$2 billion or less	18.0
Total	100.0

Performance for the six months ended April 30, 2014

The Emerging Markets Equity Fund returned –3.24% for the Institutional Class, compared with the –2.98% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2014, the fund returned –4.69%, versus –1.84% for the index. The table below shows returns for all share classes of the fund.

Emerging stocks lag developed markets

The MSCI Emerging Markets Index posted a modest loss for the period, trailing the 4.44% return of the 21 developed nations that comprise the MSCI EAFE Index and the 7.83% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. Investors favored developed market equities because many developed economies were gathering strength while emerging market economies were generally losing momentum.

In the first three months of the period, the MSCI Emerging Markets Index slid 9.19%, in part due to investor concerns about slowing economic growth in China and the Federal Reserve’s decision to start scaling back its bond purchases. However, emerging market equities rallied 6.84% from February through April, aided by signs that the Chinese government was committed to boosting growth.

For the six months, a rising dollar lowered the return of the MSCI Emerging Markets Index for U.S. investors. In terms of local currencies, the index fell 1.72%.

Losses in China and Russia weigh on the benchmark

China—the largest country component of the index at period-end—fell 6.9%, while Russia tumbled 22.9% amid the political crisis in Ukraine. Declines in the sizeable markets of Brazil (down 5.0%) and Korea (down 1.0%) also trimmed the benchmark’s return.

Performance as of April 30, 2014

				Average annual
		Total return		total return
Emerging Markets				since
Equity Fund*	Inception date	6 months	1 year	inception
Institutional Class	8/31/2010	–3.24%	–4.69%	2.70%
Premier Class	8/31/2010	–3.27	–4.81	2.57
Retirement Class	8/31/2010	–3.32	–4.94	2.44
Retail Class	8/31/2010	–3.37	–5.07	2.30
MSCI Emerging Markets Index	—	–2.98	–1.84	3.12 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

24	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

These losses were tempered by gains in several other key index components, including India and Taiwan, which rose 6.8% and 2.2%, respectively. (All returns are in U.S. dollars.)

Stock choices reduce the fund’s relative performance

The fund modestly lagged its benchmark, primarily because of several unfavorable stock selections. Chief among these were the exclusion of three issues in the energy sector that advanced in the declining market: China Petroleum & Chemical, PetroChina and India’s Oil & Natural Gas. A nonbenchmark position in Philippine conglomerate Cosco Capital and an overweight holding in Thai property developer Central Pattana also hurt relative results.

These detractors were partly offset by successful selections, led by out-of-benchmark positions in Japanese construction company Tama Home and Malaysian electronics manufacturer Globetronics Technology. Underweight investments in Korean electronics maker Samsung and Russian financial services firm Sberbank further benefited relative performance.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example
Six months ended April 30, 2014
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Emerging Markets	value	value	(11/1/13–
Equity Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$967.57	$4.63
Premier Class	1,000.00	967.26	5.37
Retirement Class	1,000.00	966.82	5.85
Retail Class	1,000.00	966.34	6.58
5% annual
hypothetical return
Institutional Class	1,000.00	1,020.08	4.76
Premier Class	1,000.00	1,019.34	5.51
Retirement Class	1,000.00	1,018.84	6.01
Retail Class	1,000.00	1,018.10	6.76
*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.95% for the Institutional Class, 1.10% for the Premier Class, 1.20% for the Retirement Class and 1.35% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	25

Enhanced International Equity Index Fund

Portfolio composition
% of net assets
Sector	as of 4/30/2014
Financials	26.1
Consumer discretionary	12.1
Industrials	12.0
Consumer staples	10.5
Health care	10.1
Materials	7.9
Energy	7.2
Telecommunication services	4.5
Information technology	4.4
Utilities	3.7
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

Holdings by country
% of portfolio investments
as of 4/30/2014
United Kingdom	18.7
Japan	17.4
France	9.4
Germany	9.0
Switzerland	8.0
Australia	7.2
Netherlands	3.8
Sweden	3.2
Spain	2.6
Hong Kong	2.2
13 other nations	9.9
Short-term investments	8.6
Total	100.0

Holdings by company size
Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	39.7
More than $15 billion–$50 billion	34.7
More than $2 billion–$15 billion	25.6
Total	100.0

Performance for the six months ended April 30, 2014

The Enhanced International Equity Index Fund returned 5.60% for the Institutional Class, compared with the 4.44% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2014, the fund returned 14.55%, versus 13.35% for the index.

International developed market stocks lag U.S. but lead emerging markets

For the six months, the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, trailed the 7.83% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but it outperformed the MSCI Emerging Markets Index, which dropped 2.98%. Investors favored stocks in developed markets where many economies were gathering strength, while emerging market economies were generally losing momentum.

Following its strong finish in 2013, the EAFE dropped 4.03% in January amid delayed structural reforms in Japan and concerns about slowing economic growth, particularly in China and other emerging markets. The EAFE returned –1.84% for the first three months of the period but rallied 6.40% from February through April.

For the six months, a falling dollar relative to the pound and euro increased the return of the EAFE for U.S. investors. (The dollar was stronger against the yen.) In terms of local currencies, the index rose 3.48%.

For the five years ending April 30, 2014, the EAFE’s 13.58% average annual return trailed the 19.54% average return of the Russell 3000 Index.

European stocks boost the benchmark’s performance

Only two of the country components in the EAFE—Japan and Austria—finished the period in negative territory. (Returns noted are in U.S. dollars.) Two of the largest segments of the index based on market capitalization at period-end were France (up 7.8%) and the United Kingdom (up 7.6%). Japan was

Performance as of April 30, 2014

				Average annual
		Total return		total return
Enhanced International					since
Equity Index Fund*	Inception date	6 months	1 year	5 years	inception
Institutional Class	11/30/2007	5.60%	14.55%	14.53%	0.40%
MSCI EAFE Index	—	4.44	13.35	13.58	0.24	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

26	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

the biggest detractor, returning –5.9% amid worries over the impact of a pending consumption tax increase and delayed structural reforms. Austria declined 2.7%.

Stock selections lift the fund above its benchmark

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

The fund benefited from participating in a securities lending program during the six-month period, which helped the fund outperform its benchmark.

During the period, stock selections using the enhanced indexing methodology produced mixed results, but the net effect was to enable the fund to outperform the MSCI EAFE Index. Positive contributors included overweight positions in German automotive supplier Continental, global drug manufacturer AstraZeneca and British airline easyJet. These positive effects were partly countered by overweight holdings in brokerage firm Daiwa Securities, Toyota and Mitsubishi Materials—all Japanese companies.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example
Six months ended April 30, 2014
			Expenses
			paid
Enhanced	Beginning	Ending	during
International	account	account	period*
Equity	value	value	(11/1/13–
Index Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$1,055.96	$2.24
5% annual hypothetical return
Institutional Class	1,000.00	1,022.61	2.21

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.44% for the Institutional Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	27

Global Natural Resources Fund

Portfolio composition

Sector	% of net assets as of 4/30/2014
Materials	54.8
Energy	35.5
Consumer staples	6.5
Industrials	2.0
Short-term investments, other assets & liabilities, net	1.2
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2014
United States	43.8
Canada	9.5
Australia	7.7
United Kingdom	7.0
France	2.8
Netherlands	2.7
Switzerland	2.5
South Africa	2.2
Indonesia	1.3
Malaysia	1.3
13 other nations	8.4
Short-term investments	10.8
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	35.0
More than $15 billion–$50 billion	24.2
More than $2 billion–$15 billion	39.9
$2 billion or less	0.9
Total	100.0

Performance for the six months ended April 30, 2014

The Global Natural Resources Fund returned 4.02% for the Institutional Class, outpacing the 3.63% return of its benchmark, the MSCI All Country World Commodity Producers Sector Capped Index. For the one-year period ended April 30, 2014, the fund returned 5.50%, versus 6.04% for the index. The table below shows returns for all share classes of the fund.

Global economic uncertainty weighs on most commodity prices

During the six-month reporting period, the MSCI All Country World Commodity Producers Sector Capped Index, which is equally weighted among energy, agriculture and metals, lagged the 5.28% return of the broader market MSCI All Country World Index.

Most commodities weakened during the period due to concerns surrounding the Federal Reserve’s (“Fed”) tapering program as well as sluggish global economic growth. Metal prices weakened across the board due to fears of an economic slowdown in China. Precious metals were driven lower by rising long-term yields as the Fed began its tapering program.

Natural gas prices in North America and Europe were one of the few areas of strength in commodities due to increased demand generated by the cold winter. Another area of strength was regional premiums for aluminum, which spiked sharply, driven by disparities in availability of the metal in different regions as well as uncertainties regarding a proposed rule change with regard to London Metal Exchange warehouse inventories. West Texas Intermediate crude oil prices strengthened during the period as a result of the impact on North American production from the cold winter, while Brent crude oil prices remained flat. Crude oil prices were also likely supported by the ongoing standoff between Russia and Ukraine.

Performance as of April 30, 2014

		Total return		Average annual total return
Global Natural Resources Fund*	Inception date	6 months	1 year	since inception
Institutional Class	11/1/2011	4.02%	5.50%	2.42%
Premier Class	11/1/2011	3.98	5.35	2.27
Retirement Class	11/1/2011	3.86	5.23	2.17
Retail Class	11/1/2011	3.91	5.07	2.01
MSCI All Country World Commodity Producers Sector Capped Index	—	3.63	6.04	2.14 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

28	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

For the period, a rising dollar lowered the return of the MSCI commodity producers index for U.S. investors. In terms of local currencies, the index gained 4.0%.

Stock selections lift the fund’s relative return

The fund benefited from its underweight position in Brazilian iron ore producer Vale, whose stock was negatively impacted by a sharp pullback in iron ore prices. An overweight position in North American oil and gas producer Continental Resources also contributed to the fund’s relative return. Indian seeds producer Kaveri also produced favorable results.

These positive effects were partly offset by results from other holdings that did not perform as anticipated, including an overweight stake in Turkish gold producer Koza Altin Isletmeleri. The fund was also hurt by its ownership of U.S. iron ore producer Cliffs Natural Resources, which fell following a significant drop in iron ore prices. An underweight position in Royal Dutch Shell also trimmed relative performance.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustment or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2014

Global Natural Resources Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,040.23	$3.74
Premier Class	1,000.00	1,039.79	4.55
Retirement Class	1,000.00	1,038.61	5.00
Retail Class	1,000.00	1,039.10	5.76
5% annual hypothetical return
Institutional Class	1,000.00	1,021.12	3.71
Premier Class	1,000.00	1,020.33	4.51
Retirement Class	1,000.00	1,019.89	4.96
Retail Class	1,000.00	1,019.14	5.71

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.74% for the Institutional Class, 0.90% for the Premier Class, 0.99% for the Retirement Class and 1.14% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	29

International Equity Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2014
Industrials	30.3
Consumer discretionary	23.2
Financials	14.0
Materials	9.6
Health care	9.4
Consumer staples	6.5
Information technology	2.2
Telecommunication services	1.4
Utilities	0.9
Energy	0.1
Short-term investments, other assets & liabilities, net	2.4
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2014
France	19.7
United Kingdom	15.7
Japan	11.0
Switzerland	9.6
Sweden	8.1
Germany	7.2
India	6.8
Greece	4.9
Netherlands	2.2
Singapore	0.9
5 other nations	1.8
Short-term investments	12.1
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	12.4
More than $15 billion–$50 billion	36.0
More than $2 billion–$15 billion	48.9
$2 billion or less	2.7
Total	100.0

Performance for the six months ended April 30, 2014

The International Equity Fund returned 4.76% for the Institutional Class, compared with the 4.44% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2014, the fund returned 18.46% versus 13.35% for the index. The table below shows returns for all share classes of the fund.

International developed market stocks lag U.S. but lead emerging markets

For the six months, the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, trailed the 7.83% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but it outperformed the MSCI Emerging Markets Index, which dropped 2.98%. Investors favored stocks in developed markets where many economies were gathering strength, while emerging market economies were generally losing momentum.

Following its strong finish in 2013, the EAFE dropped 4.03% in January amid delayed structural reforms in Japan and concerns about slowing economic growth, particularly in China and other emerging markets. The EAFE returned –1.84% for the first three months of the period but rallied 6.40% from February through April.

For the six months, a falling dollar relative to the pound and euro increased the return of the MSCI EAFE for U.S. investors. (The dollar was stronger against the yen.) In terms of local currencies, the index rose 3.48%.

For the ten years ending April 30, 2014, the EAFE’s 6.93% average annual return trailed the 8.10% average annual return of the Russell 3000 Index.

Performance as of April 30, 2014

				Average annual
		Total return		total return
International Equity Fund*	Inception date	6 months	1 year	5 years		10 years
Institutional Class	7/1/1999	4.76%	18.46%	15.72%		7.45%
Premier Class	9/30/2009	4.72	18.23	15.55	†	7.37	†
Retirement Class	10/1/2002	4.70	18.16	15.45		7.07
Retail Class	3/31/2006	4.54	18.00	15.35		7.46	†
MSCI EAFE Index	—	4.44	13.35	13.58		6.93

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	The performance shown for the Premier and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

30	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

European stocks boost the benchmark’s performance

Only two of the country components in the EAFE—Japan and Austria—finished the period in negative territory. (Returns noted are in U.S. dollars.) Two of the largest segments of the index based on market capitalization at period-end were France (up 7.8%) and the United Kingdom (up 7.6%). Japan was the biggest detractor, returning –5.9% amid worries over the impact of a pending consumption tax increase and delayed structural reforms. Austria declined 2.7%.

The fund beats its benchmark on security choices

The fund outperformed its benchmark largely on the strength of successful stock selections. Chief among them were overweight investments in Swedish automobile manufacturer Volvo and Swiss employment agency Adecco, whose first-quarter earnings rose 13% and 64%, respectively.

Out-of-benchmark holdings in National Bank of Greece and the United Kingdom’s Ocado Group detracted from the fund’s returns. The fund’s underweight in Royal Dutch Shell, which reported better-than-expected earnings, also subtracted from performance.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2014

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
International	value	value	(11/1/13–
Equity Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$1,047.61	$2.59
Premier Class	1,000.00	1,047.18	3.30
Retirement Class	1,000.00	1,047.03	3.86
Retail Class	1,000.00	1,045.41	4.36
5% annual hypothetical return
Institutional Class	1,000.00	1,022.27	2.56
Premier Class	1,000.00	1,021.57	3.26
Retirement Class	1,000.00	1,021.03	3.81
Retail Class	1,000.00	1,020.53	4.31

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.51% for the Institutional Class, 0.65% for the Premier Class, 0.76% for the Retirement Class and 0.86% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	31

International Opportunities Fund

Portfolio composition

% of net assets
Sector	as of 4/30/2014
Consumer discretionary	21.7
Financials	21.4
Industrials	13.6
Information technology	12.9
Health care	9.7
Consumer staples	6.3
Energy	5.8
Materials	3.8
Telecommunication services	0.2
Short-term investments, other assets & liabilities, net	4.6
Total	100.0

Holdings by country

% of portfolio investments
as of 4/30/2014
United Kingdom	17.4
Japan	10.3
Canada	5.7
France	4.6
Switzerland	4.2
Netherlands	3.7
Australia	3.7
Taiwan	2.9
Sweden	2.9
Ireland	2.9
20 other nations	29.3
Short-term investments	12.4
Total	100.0

Holdings by company size

Market	% of equity investments
capitalization	as of 4/30/2014
More than $50 billion	28.1
More than $15 billion–$50 billion	16.0
More than $2 billion–$15 billion	42.0
$2 billion or less	13.9
Total	100.0

Performance for the six months ended April 30, 2014

The International Opportunities Fund returned 0.74% for the Institutional Class, compared with the 2.91% return of its benchmark, the MSCI All Country World ex USA Index. For the one-year period ended April 30, 2014, the fund returned 7.67%, versus 9.76% for the index. The table below shows returns for all share classes of the fund.

International stocks underperform domestic equities

For the six months, the MSCI All Country World ex USA Index, which tracks stock performance in 43 developed and emerging market nations, underperformed the 7.83% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but it outperformed the MSCI Emerging Markets Index, which dropped 2.98%. Investors favored stocks in developed markets where many economies were gathering strength, while emerging market economies were generally losing momentum.

In the first three months of the period, the benchmark returned –3.54%. Much of the loss resulted from January’s steep drop in stock prices amid concerns about slowing economic growth, particularly in emerging markets. However, the index returned 6.68% in the second half of the period as concerns eased.

Foreign currency valuations were not a significant factor in the benchmark’s return for U.S. investors. For the period, the benchmark index gained 2.87% in local currencies, versus 2.91% in dollars.

European markets push the benchmark higher

For the six months, the benchmark’s positive return was primarily driven by gains in developed markets. The United Kingdom, which was the index’s largest country component based on market capitalization at period-end, rose 7.6%.

Performance as of April 30, 2014

				Average annual
		Total return		total return
International				since
Opportunities Fund*	Inception date	6 months	1 year	inception
Institutional Class	4/12/2013	0.74%	7.67%	9.14%
Premier Class	4/12/2013	0.65	7.48	8.95
Retirement Class	4/12/2013	0.54	7.46	8.84
Retail Class	4/12/2013	0.56	7.38	8.75
MSCI All Country World ex USA Index	—	2.91	9.76	11.79 †

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

32	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

France (up 7.8%), Switzerland (up 8.1%) and Germany (up 7.7%) also posted strong positive gains. (All returns are in U.S. dollars.)

Japan, the second-largest country component of the index, fell 5.9%. Japanese stocks declined, in part, because of delays in structural reforms and concerns that a looming consumption tax increase might derail the economy. Russia (down 22.9%) and China (down 6.9%) were also significant detractors.

Stock choices dampen the fund's relative results

For the period, the fund lagged its benchmark largely as a result of unfavorable stock selections. They included overweight positions in Sanrio Company and Kubata, and a position in out-of-benchmark holding Matsui Securities, which are all based in Japan. These negative effects were partially offset by other holdings that performed favorably. Chief among them were overweight investments in United Arab Emirates-based Ashtel Group and Great Britain-based airliner easyJet. The fund’s investment in out-of-benchmark stock Norwegian pharmaceutical Algeta also boosted performance. During the period, Bayer agreed to buy Algeta for about $2.9 billion.

The fund also benefited from participating in a securities lending program during the six-month period.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2014

			Expenses
			paid
	Beginning	Ending	during
International	account	account	period*
Opportunities	value	value	(11/1/13–
Fund	(11/1/13)	(4/30/14)	4/30/14)
Actual return
Institutional Class	$1,000.00	$1,007.45	$3.29
Premier Class	1,000.00	1,006.54	4.13
Retirement Class	1,000.00	1,005.44	4.57
Retail Class	1,000.00	1,005.57	4.92
5% annual hypothetical return
Institutional Class	1,000.00	1,021.52	3.31
Premier Class	1,000.00	1,020.68	4.16
Retirement Class	1,000.00	1,020.23	4.61
Retail Class	1,000.00	1,019.89	4.96

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.66% for the Institutional Class, 0.83% for the Premier Class, 0.92% for the Retirement Class and 0.99% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	33

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$5,731,812	0.3%
CAPITAL GOODS
275,159		Emerson Electric Co	18,760,341	1.1
220,183		Honeywell International, Inc	20,455,001	1.2
615,421		Masco Corp	12,363,808	0.7
119,618		Rockwell Automation, Inc	14,256,073	0.9
160,094		Westinghouse Air Brake Technologies Corp	11,935,008	0.7
		Other	69,357,837	4.2
			147,128,068	8.8
COMMERCIAL & PROFESSIONAL SERVICES			34,781,427	2.1
CONSUMER DURABLES & APPAREL
175,581		Hanesbrands, Inc	14,413,444	0.9
		Other	25,516,994	1.5
			39,930,438	2.4
CONSUMER SERVICES
178,577		Las Vegas Sands Corp	14,130,798	0.8
		Other	33,229,654	2.0
			47,360,452	2.8
DIVERSIFIED FINANCIALS
76,975	*	Affiliated Managers Group, Inc	15,256,445	0.9
		Other	30,104,587	1.8
			45,361,032	2.7
ENERGY
213,834		EOG Resources, Inc	20,955,732	1.3
276,897	*	FMC Technologies, Inc	15,700,060	0.9
69,097		Pioneer Natural Resources Co	13,354,377	0.8
343,184		Schlumberger Ltd	34,850,335	2.1
		Other	21,166,955	1.3
			106,027,459	6.4
FOOD & STAPLES RETAILING			13,821,963	0.8
FOOD, BEVERAGE & TOBACCO
652,823		Altria Group, Inc	26,184,731	1.6
629,079		Coca-Cola Co	25,660,132	1.5
148,859		Hershey Co	14,326,190	0.8
292,518		Kraft Foods Group, Inc	16,632,573	1.0
216,440	*	Monster Beverage Corp	14,492,822	0.9
228,243		Philip Morris International, Inc	19,498,800	1.2
		Other	30,463,266	1.8
			147,258,514	8.8
HEALTH CARE EQUIPMENT & SERVICES
99,507		Bard (C.R.), Inc	13,665,296	0.8
		Other	15,782,293	1.0
			29,447,589	1.8
HOUSEHOLD & PERSONAL PRODUCTS			7,785,327	0.5
INSURANCE
167,244		Travelers Cos, Inc	15,148,961	0.9
		Other	15,859,201	1.0
			31,008,162	1.9
Shares		Company	Value	% of net assets
MATERIALS
79,385		Sherwin-Williams Co	$15,864,298	1.0%
125,555		Sigma-Aldrich Corp	12,079,647	0.7
		Other	44,506,771	2.7
			72,450,716	4.4
MEDIA
295,861	*	Liberty Global plc (Class A)	11,781,185	0.7
218,519		Viacom, Inc (Class B)	18,569,745	1.1
		Other	38,772,172	2.4
			69,123,102	4.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
486,135		AbbVie, Inc	25,317,911	1.5
130,013		Allergan, Inc	21,561,356	1.3
41,538	*	Biogen Idec, Inc	11,926,390	0.7
317,629		Bristol-Myers Squibb Co	15,910,037	1.0
119,628	*	Celgene Corp	17,586,512	1.1
413,779	*	Gilead Sciences, Inc	32,477,514	2.0
398,358		Zoetis Inc	12,054,313	0.7
		Other	32,231,069	1.9
			169,065,102	10.2
REAL ESTATE
111,453		Simon Property Group, Inc	19,303,660	1.1
		Other	18,105,080	1.1
			37,408,740	2.2
RETAILING
38,853	*	Amazon.com, Inc	11,816,363	0.7
399,412		Home Depot, Inc	31,757,248	1.9
18,608	*	Priceline.com, Inc	21,543,412	1.3
		Other	45,085,205	2.7
			110,202,228	6.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
295,558		Linear Technology Corp	13,152,331	0.8
		Other	23,551,411	1.4
			36,703,742	2.2
SOFTWARE & SERVICES
240,680		Accenture plc	19,307,350	1.2
50,916	*	Alliance Data Systems Corp	12,316,580	0.7
392,366	*	Facebook, Inc	23,455,639	1.4
125,211	*	FleetCor Technologies, Inc	14,290,331	0.9
105,126	*	Google, Inc	55,365,659	3.3
101,304		International Business Machines Corp	19,903,197	1.2
372,325		Mastercard, Inc (Class A)	27,384,504	1.7
1,444,595		Microsoft Corp	58,361,638	3.5
145,621		Visa, Inc (Class A)	29,504,271	1.8
		Other	40,623,420	2.4
			300,512,589	18.1
TECHNOLOGY HARDWARE & EQUIPMENT
99,068		Apple, Inc	58,459,036	3.5
438,257		Qualcomm, Inc	34,495,209	2.1
		Other	12,686,929	0.7
			105,641,174	6.3

34	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Growth Index Fund  ■  April 30, 2014

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
932,266	Verizon Communications, Inc	$43,564,790	2.6%
	Other	1,876,613	0.1
		45,441,403	2.7
TRANSPORTATION
241,549	United Parcel Service, Inc (Class B)	23,792,577	1.4
	Other	10,102,853	0.7
		33,895,430	2.1
	TOTAL COMMON STOCKS
	(Cost $1,321,971,406)	1,636,086,469	98.3

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		7,999,822	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
11,680,052	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$11,680,052	0.7%
			11,680,052	0.7
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $19,679,874)	19,679,874	1.2
		TOTAL PORTFOLIO
		(Cost $1,341,651,280)	1,655,766,343	99.5
		OTHER ASSETS & LIABILITIES, NET	9,232,435	0.5
		NET ASSETS	$1,664,998,778	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.

The aggregate value of securities on loan is $11,632,516.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	35

Summary portfolio of investments (unaudited)

Enhanced Large-Cap Value Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
166,800		Johnson Controls, Inc	$7,529,352	0.5%
		Other	18,080,645	1.1
			25,609,997	1.6
BANKS
1,307,224		Bank of America Corp	19,791,371	1.2
404,000		Citigroup, Inc	19,355,640	1.2
757,540		JPMorgan Chase & Co	42,407,089	2.6
919,000		Wells Fargo & Co	45,619,160	2.8
		Other	45,871,334	2.8
			173,044,594	10.6
CAPITAL GOODS
43,380		Cummins, Inc	6,543,873	0.4
121,380		Eaton Corp	8,817,043	0.5
1,202,424		General Electric Co	32,333,182	2.0
69,380		Northrop Grumman Corp	8,430,364	0.5
		Other	86,412,763	5.3
			142,537,225	8.7
COMMERCIAL & PROFESSIONAL SERVICES			9,213,949	0.6
CONSUMER DURABLES & APPAREL			24,277,916	1.5
CONSUMER SERVICES			12,944,845	0.8
DIVERSIFIED FINANCIALS
121,000		Discover Financial Services	6,763,900	0.4
102,800		Goldman Sachs Group, Inc	16,429,496	1.0
218,000	e	PowerShares QQQ Trust Series	19,051,020	1.2
50,000	e	SPDR Trust Series 1	9,421,500	0.6
		Other	34,258,410	2.1
			85,924,326	5.3
ENERGY
275,742		Chevron Corp	34,611,136	2.1
157,750		ConocoPhillips	11,722,402	0.7
577,742		Exxon Mobil Corp	59,166,558	3.6
76,380		Hess Corp	6,810,041	0.4
83,900		Marathon Petroleum Corp	7,798,505	0.5
90,800		National Oilwell Varco, Inc	7,130,524	0.4
133,300		Occidental Petroleum Corp	12,763,475	0.8
126,380		Phillips 66	10,517,344	0.7
133,800	*	Valero Energy Corp	7,649,346	0.5
		Other	70,713,797	4.3
			228,883,128	14.0
FOOD & STAPLES RETAILING			5,253,438	0.3
FOOD, BEVERAGE & TOBACCO
172,540		Archer Daniels Midland Co	7,545,174	0.4
		Other	25,633,989	1.6
			33,179,163	2.0
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
457,500		Abbott Laboratories	$17,723,550	1.1%
100,890	*	Covidien plc	7,188,413	0.4
117,242		Medtronic, Inc	6,896,174	0.4
		Other	53,775,537	3.3
			85,583,674	5.2
HOUSEHOLD & PERSONAL PRODUCTS
287,724		Procter & Gamble Co	23,751,616	1.4
		Other	5,939,484	0.4
			29,691,100	1.8
INSURANCE
118,180		Allstate Corp	6,730,351	0.4
243,931		American International Group, Inc	12,960,054	0.8
185,324	*	Berkshire Hathaway, Inc (Class B)	23,878,998	1.5
		Other	62,683,501	3.8
			106,252,904	6.5
MATERIALS			59,947,286	3.7
MEDIA
260,800		Walt Disney Co	20,691,872	1.3
		Other	18,339,857	1.1
			39,031,729	2.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
23,890	*,p	Biogen Idec, Inc	6,859,297	0.4
86,880	*,p	Gilead Sciences, Inc	6,819,211	0.4
307,724		Johnson & Johnson	31,169,364	1.9
374,242		Merck & Co, Inc	21,915,612	1.3
1,223,880		Pfizer, Inc	38,282,966	2.4
91,800		Thermo Electron Corp	10,465,200	0.6
		Other	34,911,982	2.1
			150,423,632	9.1
REAL ESTATE
40,100		Simon Property Group, Inc	6,945,320	0.4
		Other	42,445,175	2.6
			49,390,495	3.0
RETAILING			36,682,938	2.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
474,200		Intel Corp	12,656,398	0.8
293,800	*	Micron Technology, Inc	7,674,056	0.4
		Other	21,400,695	1.3
			41,731,149	2.5
SOFTWARE & SERVICES
111,390	*	Workday, Inc	8,139,267	0.5
		Other	38,328,583	2.3
			46,467,850	2.8
TECHNOLOGY HARDWARE & EQUIPMENT
25,353		Apple, Inc	14,960,552	0.9
547,750		Cisco Systems, Inc	12,658,502	0.8
439,000		Hewlett-Packard Co	14,513,340	0.9
76,800		Western Digital Corp	6,768,384	0.4
		Other	34,394,792	2.1
			83,295,570	5.1

36	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Enhanced Large-Cap Value Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
507,750		AT&T, Inc	$18,126,675	1.1%
		Other	10,006,017	0.6
			28,132,692	1.7
TRANSPORTATION
80,000		FedEx Corp	10,900,000	0.7
		Other	24,572,057	1.5
			35,472,057	2.2
UTILITIES
128,000		Dominion Resources, Inc	9,285,120	0.6
86,890		NextEra Energy, Inc	8,675,967	0.5
		Other	72,822,158	4.5
			90,783,245	5.6
		TOTAL COMMON STOCKS
		(Cost $1,212,099,289)	1,623,754,902	99.2
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
63,327,184	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	63,327,184	3.9
			63,327,184	3.9
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $63,327,184)	63,327,184	3.9
		TOTAL PORTFOLIO
		(Cost $1,275,426,473)	1,687,082,086	103.1
		OTHER ASSETS & LIABILITIES, NET	(50,835,594)	(3.1)
		NET ASSETS	$1,636,246,492	100.0%

Abbreviation(s):

SPDR - Standard & Poor’s Depositary Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $62,340,095.
p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	37

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$63,199,257	1.4%
BANKS
4,182,506	p	Bank of America Corp	63,323,141	1.5
610,499		Citigroup, Inc	29,249,007	0.7
746,575		JPMorgan Chase & Co	41,793,268	1.0
806,342		SunTrust Banks, Inc	30,850,645	0.7
1,178,142		Wells Fargo & Co	58,482,969	1.3
		Other	31,229,540	0.7
			254,928,570	5.9
CAPITAL GOODS
424,985		Eaton Corp	30,870,911	0.7
427,723		Emerson Electric Co	29,162,154	0.7
3,642,797		General Electric Co	97,954,811	2.2
593,508		Honeywell International, Inc	55,136,893	1.3
251,625		L-3 Communications Holdings, Inc	29,029,976	0.7
		Other	145,570,191	3.3
			387,724,936	8.9
COMMERCIAL & PROFESSIONAL SERVICES			30,422,508	0.7
CONSUMER DURABLES & APPAREL
559,103		Hasbro, Inc	30,896,032	0.7
		Other	85,258,719	2.0
			116,154,751	2.7
CONSUMER SERVICES			55,659,335	1.3
DIVERSIFIED FINANCIALS
405,700		American Express Co	35,470,351	0.8
1,086,247		Morgan Stanley	33,597,619	0.8
		Other	71,478,431	1.6
			140,546,401	3.2
ENERGY
626,933		Chevron Corp	78,692,630	1.8
457,510		EOG Resources, Inc	44,835,980	1.0
791,519		Halliburton Co	49,921,103	1.2
757,787		Marathon Oil Corp	27,394,000	0.6
354,100		Phillips 66	29,468,202	0.7
		Other	135,643,237	3.1
			365,955,152	8.4
FOOD & STAPLES RETAILING			41,833,563	1.0
FOOD, BEVERAGE & TOBACCO
408,767	*	Constellation Brands, Inc (Class A)	32,635,957	0.8
284,146	p	Hershey Co	27,346,211	0.6
581,701		PepsiCo, Inc	49,962,299	1.1
		Other	95,753,209	2.2
			205,697,676	4.7
HEALTH CARE EQUIPMENT & SERVICES
635,164	p	Aetna, Inc	45,382,468	1.0
495,096		St. Jude Medical, Inc	31,423,743	0.7
		Other	71,856,011	1.7
			148,662,222	3.4
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
537,626	*	Colgate-Palmolive Co	$36,182,230	0.8%
549,222	p	Procter & Gamble Co	45,338,276	1.1
		Other	51,661,518	1.2
			133,182,024	3.1
INSURANCE
378,678		ACE Ltd	38,746,333	0.9
889,484		Hartford Financial Services Group, Inc	31,905,791	0.7
606,820		Metlife, Inc	31,767,027	0.7
		Other	51,770,749	1.2
			154,189,900	3.5
MATERIALS
627,448		Dow Chemical Co	31,309,655	0.7
342,030		LyondellBasell Industries AF S.C.A	31,637,775	0.8
		Other	113,236,137	2.6
			176,183,567	4.1
MEDIA
1,118,530		Comcast Corp (Class A)	57,895,113	1.3
706,666		Walt Disney Co	56,066,880	1.3
		Other	76,441,244	1.8
			190,403,237	4.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
167,818	*	Actavis plc	34,290,252	0.8
107,042	*	Biogen Idec, Inc	30,733,899	0.7
661,240	*	Gilead Sciences, Inc	51,900,728	1.2
1,136,239		Johnson & Johnson	115,089,648	2.6
1,107,189		Merck & Co, Inc	64,836,988	1.5
		Other	251,900,345	5.8
			548,751,860	12.6
RETAILING
688,402		Home Depot, Inc	54,734,843	1.3
492,787		Macy’s, Inc	28,300,757	0.7
27,709	*	Priceline.com, Inc	32,080,095	0.7
504,610		TJX Companies, Inc	29,358,210	0.7
		Other	105,475,722	2.4
			249,949,627	5.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			89,011,296	2.0
SOFTWARE & SERVICES
641,768	*,p	Facebook, Inc	38,364,891	0.9
158,556	*,p	Google, Inc	83,505,103	1.9
2,422,393		Microsoft Corp	97,864,677	2.3
		Other	140,407,226	3.2
			360,141,897	8.3
TECHNOLOGY HARDWARE & EQUIPMENT
243,664	p	Apple, Inc	143,783,690	3.3
287,556	*	F5 Networks, Inc	30,242,264	0.7
		Other	123,650,056	2.9
			297,676,010	6.9

38	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ■  April 30, 2014

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
921,532	Verizon Communications, Inc	$43,063,191	1.0%
	Other	35,175,408	0.8
		78,238,599	1.8
TRANSPORTATION
1,120,819	Delta Air Lines, Inc	41,279,764	1.0
	Other	78,569,283	1.8
		119,849,047	2.8
UTILITIES
290,667	NextEra Energy, Inc	29,023,100	0.7
	Other	67,034,224	1.5
		96,057,324	2.2
	TOTAL COMMON STOCKS
	(Cost $3,387,274,206)	4,304,418,759	99.1
PURCHASED OPTIONS
BANKS		19,040	0.0
FOOD, BEVERAGE & TOBACCO		28,105	0.0
HEALTH CARE EQUIPMENT & SERVICES		13,750	0.0
HOUSEHOLD & PERSONAL PRODUCTS		7,300	0.0
RETAILING		630	0.0
SOFTWARE & SERVICES		5,590	0.0
TRANSPORTATION		8,938	0.0
	TOTAL PURCHASED OPTIONS
	(Cost $257,742)	83,353	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		6,149,911	0.2
TREASURY DEBT		1,399,992	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

98,436,026	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$98,436,026	2.3%
			98,436,026	2.3
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $105,985,929)	105,985,929	2.5
		TOTAL PORTFOLIO
		(Cost $3,493,517,877)	4,410,488,041	101.6
		OTHER ASSETS & LIABILITIES, NET	(68,689,385)	(1.6)
		NET ASSETS	$4,341,798,656	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

The aggregate value of securities on loan is $96,131,362.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	39

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS
CAPITAL GOODS
173,501		3M Co	$24,132,254	1.0%
153,906		Precision Castparts Corp	38,952,070	1.5
101,112		W.W. Grainger, Inc	25,722,893	1.0
		Other	31,775,127	1.2
			120,582,344	4.7
COMMERCIAL & PROFESSIONAL SERVICES
1,148,909		Nielsen Holdings NV	53,941,278	2.1
422,717	*	Verisk Analytics, Inc	25,401,064	1.0
			79,342,342	3.1
CONSUMER DURABLES & APPAREL
159,634		LVMH Moet Hennessy Louis Vuitton S.A.	31,446,977	1.2
505,034		Nike, Inc (Class B)	36,842,230	1.4
		Other	52,964,379	2.1
			121,253,586	4.7
CONSUMER SERVICES
616,423		Las Vegas Sands Corp	48,777,552	1.9
582,382		Starbucks Corp	41,127,817	1.6
		Other	3,487,559	0.2
			93,392,928	3.7
DIVERSIFIED FINANCIALS
229,112		Ameriprise Financial, Inc	25,575,773	1.0
164,421		IntercontinentalExchange Group, Inc	33,614,229	1.3
428,429		Moody’s Corp	33,631,677	1.3
		Other	56,452,446	2.2
			149,274,125	5.8
ENERGY
415,392		EOG Resources, Inc	40,708,416	1.6
		Other	22,996,583	0.9
			63,704,999	2.5
FOOD, BEVERAGE & TOBACCO			11,719,406	0.4
HEALTH CARE EQUIPMENT & SERVICES			12,553,879	0.5
HOUSEHOLD & PERSONAL PRODUCTS
556,956		Estee Lauder Cos (Class A)	40,418,297	1.6
			40,418,297	1.6
MATERIALS
393,433		LyondellBasell Industries AF S.C.A	36,392,553	1.4
496,726		Monsanto Co	54,987,568	2.2
126,660		Sherwin-Williams Co	25,311,734	1.0
			116,691,855	4.6
MEDIA
721,592		Comcast Corp (Class A)	37,349,602	1.5
534,609		Walt Disney Co	42,415,878	1.6
		Other	38,537,570	1.5
			118,303,050	4.6
				% of net
Shares		Company	Value	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
321,512		Allergan, Inc	$53,319,550	2.1%
278,113	e	Bayer AG.	38,669,297	1.5
154,422	*	Biogen Idec, Inc	44,337,645	1.7
866,914		Bristol-Myers Squibb Co	43,423,722	1.7
351,728	*	Celgene Corp	51,707,533	2.0
419,140		Eli Lilly & Co	24,771,174	1.0
1,073,709	*	Gilead Sciences, Inc	84,275,419	3.3
523,026		Novo Nordisk AS	23,738,049	0.9
382,279		Perrigo Co plc	55,376,936	2.2
		Other	42,159,830	1.7
			461,779,155	18.1
REAL ESTATE			21,944,446	0.9
RETAILING
169,481	*	Amazon.com, Inc	51,544,257	2.0
365,945		Expedia, Inc	25,978,436	1.0
422,546		Home Depot, Inc	33,596,632	1.3
		Other	21,770,969	0.9
			132,890,294	5.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
519,963		ARM Holdings plc (ADR)	23,668,716	0.9
671,165		Xilinx, Inc	31,672,276	1.3
		Other	15,525,836	0.6
			70,866,828	2.8
SOFTWARE & SERVICES
959,526	*	Adobe Systems, Inc	59,193,159	2.3
582,173	*	eBay, Inc	30,174,027	1.2
1,104,682	*	Facebook, Inc	66,037,890	2.6
101,729	*	Google, Inc	53,576,595	2.1
101,729	*	Google, Inc (Class A)	54,412,807	2.1
1,046,712		Intuit, Inc	79,288,434	3.1
1,005,575		Mastercard, Inc (Class A)	73,960,041	2.9
931,281	*	Red Hat, Inc	45,306,821	1.8
572,403	*	Salesforce.com, Inc	29,564,615	1.2
236,980		Visa, Inc (Class A)	48,014,518	1.9
345,179	*	VMware, Inc (Class A)	31,932,509	1.2
		Other	32,928,865	1.3
			604,390,281	23.7
TECHNOLOGY HARDWARE & EQUIPMENT
172,371		Apple, Inc	101,714,403	4.0
425,763		Qualcomm, Inc	33,511,806	1.3
		Other	27,344,374	1.1
			162,570,583	6.4
TELECOMMUNICATION SERVICES
482,200		Softbank Corp	35,913,288	1.4
		Other	4,944,445	0.2
			40,857,733	1.6

40	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund  ■  April 30, 2014

			% of net
Shares	Company	Value	assets
TRANSPORTATION
765,172	Delta Air Lines, Inc	$28,181,285	1.1%
256,255	Kansas City Southern Industries, Inc	25,851,004	1.0
	Other	12,819,611	0.5
		66,851,900	2.6
	TOTAL COMMON STOCKS (Cost $1,921,343,564)	2,489,388,031	97.5

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		14,199,020	0.6
TREASURY DEBT		33,993,552	1.3
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,294,592	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$5,294,592	0.2%
			5,294,592	0.2
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $53,486,697)	53,487,164	2.1
		TOTAL PORTFOLIO (Cost $1,974,830,261)	2,542,875,195	99.6
		OTHER ASSETS & LIABILITIES, NET	8,941,538	0.4
		NET ASSETS	$2,551,816,733	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $5,150,676.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	41

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$19,943,796	0.4%
BANKS
6,133,137		Bank of America Corp	92,855,694	1.9
1,605,582		Citigroup, Inc	76,923,434	1.5
1,200,489		JPMorgan Chase & Co	67,203,374	1.3
3,088,564		Keycorp	42,128,013	0.8
3,277,850		Regions Financial Corp	33,237,399	0.7
1,968,135		TCF Financial Corp	30,899,719	0.6
2,846,539		Wells Fargo & Co	141,302,196	2.8
		Other	28,403,519	0.6
			512,953,348	10.2
CAPITAL GOODS
7,052,876		General Electric Co	189,651,835	3.8
729,452	e	Joy Global, Inc	44,044,312	0.9
340,286		SPX Corp	34,654,726	0.7
		Other	121,074,948	2.4
			389,425,821	7.8
CONSUMER DURABLES & APPAREL
596,249		Hasbro, Inc	32,948,720	0.7
738,265	*	Jarden Corp	42,191,845	0.9
2,220,964		Pulte Homes, Inc	40,843,528	0.8
		Other	12,039,006	0.2
			128,023,099	2.6
CONSUMER SERVICES
651,699		Darden Restaurants, Inc	32,395,957	0.6
		Other	115,278,487	2.3
			147,674,444	2.9
DIVERSIFIED FINANCIALS
858,139		Legg Mason, Inc	40,238,138	0.8
1,028,157		Morgan Stanley	31,800,896	0.6
884,831		State Street Corp	57,124,689	1.1
		Other	63,157,411	1.3
			192,321,134	3.8
ENERGY
674,590		Chevron Corp	84,674,537	1.7
617,563		ConocoPhillips	45,891,107	0.9
1,226,789		Exxon Mobil Corp	125,635,462	2.5
1,067,629		Marathon Oil Corp	38,594,788	0.8
1,258,379		Nabors Industries Ltd	32,113,832	0.7
5,513,215		Talisman Energy, Inc	56,951,511	1.1
1,448,723	*	Weatherford International Ltd	30,423,183	0.6
		Other	365,971,294	7.3
			780,255,714	15.6
FOOD & STAPLES RETAILING
762,720		CVS Corp	55,464,999	1.1
		Other	24,152,030	0.5
			79,617,029	1.6
				% of net
Shares		Company	Value	assets
FOOD, BEVERAGE & TOBACCO
566,644		SABMiller plc	$30,854,312	0.6%
		Other	42,202,304	0.8
			73,056,616	1.4
HEALTH CARE EQUIPMENT & SERVICES
526,605	*	Covidien plc	37,520,606	0.8
880,875		UnitedHealth Group, Inc	66,100,860	1.3
		Other	121,850,357	2.4
			225,471,823	4.5
HOUSEHOLD & PERSONAL PRODUCTS
1,265,126		Procter & Gamble Co	104,436,151	2.1
		Other	54,666,237	1.1
			159,102,388	3.2
INSURANCE
429,743		ACE Ltd	43,971,304	0.9
627,975		Allstate Corp	35,763,176	0.7
792,742		American International Group, Inc	42,118,382	0.9
459,655	*	Berkshire Hathaway, Inc (Class B)	59,226,547	1.2
1,013,951		Hartford Financial Services Group, Inc	36,370,422	0.7
664,733		Metlife, Inc	34,798,773	0.7
		Other	96,228,916	1.9
			348,477,520	7.0
MATERIALS			167,842,435	3.4
MEDIA			57,262,728	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,419,008		Johnson & Johnson	143,731,320	2.9
1,575,289		Merck & Co, Inc	92,248,924	1.8
2,214,756		Pfizer, Inc	69,277,568	1.4
		Other	130,980,073	2.6
			436,237,885	8.7
REAL ESTATE
398,501		Vornado Realty Trust	40,886,203	0.8
		Other	129,672,513	2.6
			170,558,716	3.4
RETAILING			62,339,261	1.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
476,335	*	First Solar, Inc	32,147,849	0.6
		Other	89,657,407	1.8
			121,805,256	2.4
SOFTWARE & SERVICES
877,273		Microsoft Corp	35,441,829	0.7
		Other	129,968,024	2.6
			165,409,853	3.3

42	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT
78,752		Apple, Inc	$46,470,768	0.9%
2,150,915		Cisco Systems, Inc	49,707,646	1.0
1,135,684		EMC Corp	29,300,647	0.6
1,619,411		Hewlett-Packard Co	53,537,728	1.0
4,571,167	*	Nokia Corp	34,283,752	0.7
		Other	49,046,898	1.0
			262,347,439	5.2
TELECOMMUNICATION SERVICES
2,722,052		AT&T, Inc	97,177,256	2.0
		Other	81,442,292	1.6
			178,619,548	3.6
TRANSPORTATION			119,584,376	2.4
UTILITIES
924,925		Exelon Corp	32,400,123	0.6
387,730		NextEra Energy, Inc	38,714,840	0.8
		Other	137,808,802	2.8
			208,923,765	4.2
		TOTAL COMMON STOCKS (Cost $4,072,999,490)	5,007,253,994	99.9

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			12,999,682	0.3
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
205,728,168	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$205,728,168	4.1%
			205,728,168	4.1
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $218,727,850)	218,727,850	4.4
		TOTAL PORTFOLIO (Cost $4,291,727,340)	5,225,981,844	104.3
		OTHER ASSETS & LIABILITIES, NET	(214,766,292)	(4.3)
		NET ASSETS	$5,011,215,552	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $198,009,628.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	43

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
350,765		Delphi Automotive plc	$23,445,132	1.3%
		Other	11,542,053	0.6
			34,987,185	1.9
BANKS			12,538,243	0.7
CAPITAL GOODS
465,532		Ametek, Inc	24,542,847	1.3
227,376		Chicago Bridge & Iron Co NV	18,205,996	1.0
247,473		Crane Co	17,998,711	1.0
236,311		Flowserve Corp	17,262,519	0.9
437,116		Fortune Brands Home & Security, Inc	17,419,073	0.9
318,064		Ingersoll-Rand plc	19,020,227	1.0
981,464		Masco Corp	19,717,612	1.1
165,134		Rockwell Automation, Inc	19,680,670	1.1
114,862		TransDigm Group, Inc	20,430,504	1.1
		Other	59,372,261	3.2
			233,650,420	12.6
COMMERCIAL & PROFESSIONAL SERVICES			9,689,671	0.5
CONSUMER DURABLES & APPAREL
347,648		Hasbro, Inc	19,211,029	1.0
325,629	*	Jarden Corp	18,609,697	1.0
254,757	*	Michael Kors Holdings Ltd	23,233,838	1.3
124,973		Phillips-Van Heusen Corp	15,692,860	0.8
		Other	49,411,233	2.7
			126,158,657	6.8
CONSUMER SERVICES
207,701		Starwood Hotels & Resorts Worldwide, Inc	15,920,281	0.8
		Other	48,164,904	2.6
			64,085,185	3.4
DIVERSIFIED FINANCIALS
122,530	*	Affiliated Managers Group, Inc	24,285,446	1.3
340,258		CBOE Holdings, Inc	18,156,167	1.0
98,065		IntercontinentalExchange Group, Inc	20,048,409	1.1
434,051	e	iShares Russell Midcap Growth Index Fund	36,685,991	2.0
419,046		Lazard Ltd (Class A)	19,716,114	1.0
285,675		McGraw-Hill Financial, Inc	21,119,953	1.1
275,907		Moody’s Corp	21,658,699	1.2
			161,670,779	8.7
ENERGY
160,827	*	Concho Resources, Inc	20,979,882	1.1
282,115	p	Range Resources Corp	25,517,302	1.4
		Other	45,513,064	2.5
			92,010,248	5.0
FOOD & STAPLES RETAILING			15,520,590	0.8
FOOD, BEVERAGE & TOBACCO
265,756	*	Constellation Brands, Inc (Class A)	21,217,959	1.1
193,109	*	Hain Celestial Group, Inc	16,611,236	0.9
251,492		Hershey Co	24,203,590	1.3
		Other	38,693,270	2.1
			100,726,055	5.4
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
445,799	*	Cerner Corp	$22,869,489	1.2%
277,412	*	Pediatrix Medical Group, Inc	16,436,661	0.9
		Other	38,081,524	2.1
			77,387,674	4.2
HOUSEHOLD & PERSONAL PRODUCTS
259,626		Church & Dwight Co, Inc	17,916,790	1.0
			17,916,790	1.0
MATERIALS
244,294		Aptargroup, Inc	16,470,302	0.9
		Other	62,768,810	3.4
			79,239,112	4.3
MEDIA			20,223,081	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
160,768	*	Actavis plc	32,849,725	1.8
122,053	*	Alexion Pharmaceuticals, Inc	19,308,785	1.0
383,374	*	Alkermes plc	17,734,881	1.0
347,051	*	Mylan Laboratories, Inc	17,623,250	0.9
		Other	87,307,015	4.7
			174,823,656	9.4
RETAILING
45,716	*	AutoZone, Inc	24,407,315	1.3
791,474	*	LKQ Corp	23,047,723	1.2
360,856		Macy’s, Inc	20,723,960	1.1
169,715	*	O’Reilly Automotive, Inc	25,251,895	1.4
316,009		Ross Stores, Inc	21,513,893	1.2
285,932		Tractor Supply Co	19,226,067	1.0
		Other	38,250,853	2.1
			172,421,706	9.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
325,761		Avago Technologies Ltd	20,685,823	1.1
264,548	*	NXP Semiconductors NV	15,772,352	0.9
484,136		Xilinx, Inc	22,846,378	1.2
		Other	28,561,793	1.5
			87,866,346	4.7
SOFTWARE & SERVICES
73,559	*	Alliance Data Systems Corp	17,793,922	0.9
542,224	*	Vantiv, Inc	16,673,388	0.9
		Other	174,518,908	9.4
			208,986,218	11.2
TECHNOLOGY HARDWARE & EQUIPMENT
183,223	*	F5 Networks, Inc	19,269,563	1.0
		Other	82,538,220	4.4
			101,807,783	5.4
TELECOMMUNICATION SERVICES
253,078	*	SBA Communications Corp (Class A)	22,716,281	1.2
			22,716,281	1.2

44	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
TRANSPORTATION
680,283		Delta Air Lines, Inc	$25,054,823	1.3%
		Other	8,541,000	0.5
			33,595,823	1.8
		TOTAL COMMON STOCKS (Cost $1,575,548,010)	1,848,021,503	99.4
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
63,419,472	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	63,419,472	3.4
			63,419,472	3.4
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $63,419,472)	63,419,472	3.4
		TOTAL PORTFOLIO (Cost $1,638,967,482)	1,911,440,975	102.8
		OTHER ASSETS & LIABILITIES, NET	(51,983,237)	(2.8)
		NET ASSETS	$1,859,457,738	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $61,639,582.
p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	45

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$76,841,669	1.6%
BANKS
2,450,000		Fifth Third Bancorp	50,494,500	1.0
3,450,000		Huntington Bancshares, Inc	31,602,000	0.6
3,280,000		Keycorp	44,739,200	0.9
231,182	e	M&T Bank Corp	28,206,516	0.6
2,750,000		Regions Financial Corp	27,885,000	0.6
1,010,000		SunTrust Banks, Inc	38,642,600	0.8
		Other	134,573,832	2.8
			356,143,648	7.3
CAPITAL GOODS
510,000		Paccar, Inc	32,629,800	0.7
274,863	*	WABCO Holdings, Inc	29,413,090	0.6
		Other	312,867,280	6.4
			374,910,170	7.7
COMMERCIAL & PROFESSIONAL SERVICES			16,141,400	0.3
CONSUMER DURABLES & APPAREL			94,915,927	2.0
CONSUMER SERVICES			90,494,809	1.9
DIVERSIFIED FINANCIALS
489,000		Ameriprise Financial, Inc	54,587,070	1.1
1,250,000	*	E*Trade Financial Corp	28,062,500	0.6
		Other	114,086,156	2.3
			196,735,726	4.0
ENERGY
500,000		Anadarko Petroleum Corp	49,510,000	1.0
645,000		Baker Hughes, Inc	45,085,500	0.9
300,000		Equitable Resources, Inc	32,697,000	0.7
515,000		Noble Energy, Inc	36,966,700	0.8
		Other	276,278,335	5.7
			440,537,535	9.1
FOOD & STAPLES RETAILING			26,155,260	0.5
FOOD, BEVERAGE & TOBACCO
1,220,000		Tyson Foods, Inc (Class A)	51,203,400	1.0
		Other	52,923,540	1.1
			104,126,940	2.1
HEALTH CARE EQUIPMENT & SERVICES
2,630,000	*	Boston Scientific Corp	33,164,300	0.7
950,000	*	CareFusion Corp	37,107,000	0.8
435,200		Cigna Corp	34,833,408	0.7
420,000		Zimmer Holdings, Inc	40,656,000	0.8
		Other	155,970,035	3.2
			301,730,743	6.2
				% of net
Shares		Company	Value	assets
INSURANCE
325,000		ACE Ltd	$33,254,000	0.7%
350,000		Aon plc	29,708,000	0.6
1,350,000		Hartford Financial Services Group, Inc	48,424,500	1.0
630,000		Marsh & McLennan Cos, Inc	31,065,300	0.6
1,035,000		XL Capital Ltd	32,447,250	0.7
		Other	186,485,645	3.8
			361,384,695	7.4
MATERIALS
710,000		Nucor Corp	36,742,500	0.8
493,735	*	WR Grace & Co	45,472,994	0.9
		Other	203,049,624	4.2
			285,265,118	5.9
MEDIA
875,000	*	DISH Network Corp (Class A)	49,752,500	1.0
		Other	60,316,769	1.3
			110,069,269	2.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
640,000		Agilent Technologies, Inc	34,585,600	0.7
		Other	90,954,963	1.9
			125,540,563	2.6
REAL ESTATE
215,000		AvalonBay Communities, Inc	29,358,250	0.6
287,000		Boston Properties, Inc	33,619,180	0.7
1,445,577		Host Marriott Corp	31,007,627	0.6
940,000		Prologis, Inc	38,192,200	0.8
303,368		SL Green Realty Corp	31,765,663	0.7
490,000		Vornado Realty Trust	50,274,000	1.0
		Other	275,191,946	5.7
			489,408,866	10.1
RETAILING
1,230,000	*	Liberty Interactive Corp	35,743,800	0.8
		Other	98,460,681	2.0
			134,204,481	2.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,883,322	*	Micron Technology, Inc	49,192,371	1.0
		Other	202,732,095	4.2
			251,924,466	5.2
SOFTWARE & SERVICES
3,500,000		Xerox Corp	42,315,000	0.9
		Other	33,576,400	0.7
			75,891,400	1.6
TECHNOLOGY HARDWARE & EQUIPMENT
535,000		Seagate Technology, Inc	28,130,300	0.6
600,000		TE Connectivity Ltd	35,388,000	0.7
		Other	106,120,147	2.2
			169,638,447	3.5
TELECOMMUNICATION SERVICES			30,693,500	0.6

46	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund  ■  April 30, 2014

			% of net
Shares	Company	Value	assets
TRANSPORTATION
1,090,000	Delta Air Lines, Inc	$40,144,700	0.8%
	Other	100,464,348	2.1
		140,609,048	2.9
UTILITIES
1,401,803	Centerpoint Energy, Inc	34,708,642	0.7
470,000	DTE Energy Co	36,725,800	0.7
870,000	Edison International	49,207,200	1.0
775,057	NiSource, Inc	28,150,070	0.6
1,180,000	PPL Corp	39,341,200	0.8
910,000	Public Service Enterprise Group, Inc	37,282,700	0.8
570,000	Sempra Energy	56,207,700	1.2
1,070,000	Xcel Energy, Inc	34,100,900	0.7
	Other	196,715,920	4.0
		512,440,132	10.5
	TOTAL COMMON STOCKS (Cost $3,352,105,606)	4,765,803,812	98.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$50,000,000	0.040%, 05/23/14	49,998,778	1.0
	Other	14,999,783	0.3
		64,998,561	1.3
TREASURY DEBT		33,989,533	0.7
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
112,691,968	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$112,691,968	2.3%
			112,691,968	2.3
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $211,679,462)	211,680,062	4.3
		TOTAL PORTFOLIO (Cost $3,563,785,068)	4,977,483,874	102.4
		OTHER ASSETS & LIABILITIES, NET	(117,381,529)	(2.4)
		NET ASSETS	$4,860,102,345	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $110,184,708.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	47

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
362,474	*	Tenneco, Inc	$21,701,319	0.9%
		Other	4,283,598	0.2
			25,984,917	1.1
BANKS
721,011		FirstMerit Corp	13,980,403	0.6
706,461		Home Loan Servicing Solutions Ltd	15,648,111	0.6
342,793		Prosperity Bancshares, Inc	20,224,787	0.8
145,288	*	SVB Financial Group	15,500,777	0.6
		Other	144,855,673	5.9
			210,209,751	8.5
CAPITAL GOODS
188,930		Acuity Brands, Inc	23,535,010	0.9
289,142		Applied Industrial Technologies, Inc	13,855,685	0.5
205,027		Crane Co	14,911,614	0.6
226,889		Curtiss-Wright Corp	14,507,283	0.6
206,593		EnerSys	13,961,555	0.6
916,475	*	Taser International, Inc	14,801,071	0.6
177,800	*	Teledyne Technologies, Inc	16,510,508	0.7
160,470	*	WABCO Holdings, Inc	17,171,895	0.7
		Other	113,388,937	4.6
			242,643,558	9.8
COMMERCIAL & PROFESSIONAL SERVICES			96,865,041	3.9
CONSUMER DURABLES & APPAREL
416,350		Brunswick Corp	16,733,106	0.7
		Other	45,485,117	1.8
			62,218,223	2.5
CONSUMER SERVICES
493,400		Hillenbrand, Inc	14,999,360	0.6
277,241	*	Marriott Vacations Worldwide Corp	15,104,090	0.6
788,987		Service Corp International	14,809,286	0.6
		Other	48,990,987	2.0
			93,903,723	3.8
DIVERSIFIED FINANCIALS
1,884,204		Apollo Investment Corp	15,054,790	0.6
		Other	36,759,897	1.5
			51,814,687	2.1
ENERGY
187,262		Targa Resources Investments, Inc	20,222,423	0.8
		Other	128,740,840	5.2
			148,963,263	6.0
FOOD & STAPLES RETAILING
2,473,470	*	Rite Aid Corp	18,056,331	0.7
		Other	4,861,496	0.2
			22,917,827	0.9
				% of net
Shares		Company	Value	assets
FOOD, BEVERAGE & TOBACCO
171,265		Sanderson Farms, Inc	$14,089,971	0.6%
		Other	27,197,598	1.1
			41,287,569	1.7
HEALTH CARE EQUIPMENT & SERVICES
334,870	*	Align Technology, Inc	16,874,099	0.7
246,519	*	Cyberonics, Inc	14,584,064	0.6
383,000	*	Team Health Holdings, Inc	18,567,840	0.8
		Other	109,545,621	4.4
			159,571,624	6.5
HOUSEHOLD & PERSONAL PRODUCTS			14,621,542	0.6
INSURANCE
259,019		Platinum Underwriters Holdings Ltd	16,243,081	0.6
		Other	68,308,646	2.8
			84,551,727	3.4
MATERIALS
245,340		Minerals Technologies, Inc	14,595,277	0.6
		Other	92,780,585	3.8
			107,375,862	4.4
MEDIA
289,467	*	Lamar Advertising Co (Class A)	14,450,193	0.6
976,380	*	Live Nation, Inc	20,386,814	0.8
		Other	20,361,828	0.8
			55,198,835	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
327,600	*	Parexel International Corp	14,856,660	0.6
		Other	125,877,698	5.1
			140,734,358	5.7
REAL ESTATE
1,242,582		Cousins Properties, Inc	14,451,229	0.6
801,144		CubeSmart	14,901,278	0.6
645,920		DuPont Fabros Technology, Inc	15,650,641	0.6
317,442		Extra Space Storage, Inc	16,611,740	0.7
632,307		RLJ Lodging Trust	16,863,628	0.7
215,204		Sovran Self Storage, Inc	16,333,984	0.7
1,291,500	*	Strategic Hotels & Resorts, Inc	13,935,285	0.6
		Other	100,018,735	4.0
			208,766,520	8.5
RETAILING
327,071		Penske Auto Group, Inc	14,999,476	0.6
		Other	73,496,013	3.0
			88,495,489	3.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
434,021	*	Cavium Networks, Inc	18,389,470	0.7
1,730,622	*	Lattice Semiconductor Corp	14,571,837	0.6
		Other	59,006,116	2.4
			91,967,423	3.7

48	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
SOFTWARE & SERVICES
480,795	*	Aspen Technology, Inc	$20,669,377	0.8%
278,134	*	Demandware, Inc	13,803,790	0.6
357,575	*	LogMeIn, Inc	16,251,784	0.7
580,140	*	Manhattan Associates, Inc	18,291,814	0.7
420,482		MAXIMUS, Inc	17,899,919	0.7
1,151,154	*	TiVo, Inc	13,652,686	0.6
		Other	110,738,251	4.5
			211,307,621	8.6
TECHNOLOGY HARDWARE & EQUIPMENT
1,280,937	*	QLogic Corp	14,833,250	0.6
285,479	*,e	Synaptics, Inc	17,742,520	0.7
		Other	109,939,919	4.5
			142,515,689	5.8
TELECOMMUNICATION SERVICES			26,680,042	1.1
TRANSPORTATION
404,138		Arkansas Best Corp	15,931,120	0.6
		Other	28,883,718	1.2
			44,814,838	1.8
UTILITIES
271,689		Black Hills Corp	15,690,040	0.6
		Other	62,920,760	2.6
			78,610,800	3.2
		TOTAL COMMON STOCKS (Cost $2,057,836,738)	2,452,020,929	99.4

Principal		Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT			2,599,977	0.1
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
207,545,747	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$207,545,747	8.4%
			207,545,747	8.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $210,145,724)	210,145,724	8.5
		TOTAL PORTFOLIO (Cost $2,267,982,462)	2,662,166,653	107.9
		OTHER ASSETS & LIABILITIES, NET	(195,616,651)	(7.9)
		NET ASSETS	$2,466,550,002	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $202,718,365.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	49

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2014

			% of net
Shares	Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
901,531	Ford Motor Co	$14,559,725	0.7%
	Other	24,878,602	1.3
		39,438,327	2.0
BANKS
152,678	PNC Financial Services Group, Inc	12,831,059	0.6
385,154	US Bancorp	15,706,580	0.8
	Other	39,010,561	2.0
		67,548,200	3.4
CAPITAL GOODS
126,735	3M Co	17,627,571	0.9
196,665	Emerson Electric Co	13,408,620	0.7
	Other	117,226,725	5.9
		148,262,916	7.5
COMMERCIAL & PROFESSIONAL SERVICES		11,499,167	0.6
CONSUMER DURABLES & APPAREL		21,504,889	1.1
CONSUMER SERVICES
180,825	McDonald’s Corp	18,332,039	0.9
171,771	Starbucks Corp	12,130,468	0.6
	Other	19,240,866	1.0
		49,703,373	2.5
DIVERSIFIED FINANCIALS
183,439	American Express Co	16,038,072	0.8
363,021	Bank of New York Mellon Corp	12,295,521	0.6
39,685	BlackRock, Inc	11,945,185	0.6
171,722	Capital One Financial Corp	12,690,256	0.6
	Other	85,372,949	4.3
		138,341,983	6.9
ENERGY
138,922	EOG Resources, Inc	13,614,356	0.7
127,120	Occidental Petroleum Corp	12,171,740	0.6
	Other	164,874,023	8.4
		190,660,119	9.7
FOOD & STAPLES RETAILING		20,157,296	1.0
FOOD, BEVERAGE & TOBACCO
221,141	General Mills, Inc	11,724,896	0.6
357,681	Mondelez International, Inc	12,751,328	0.6
245,131	PepsiCo, Inc	21,054,301	1.1
	Other	25,779,494	1.3
		71,310,019	3.6
HEALTH CARE EQUIPMENT & SERVICES
352,076	Abbott Laboratories	13,639,424	0.7
232,618	Medtronic, Inc	13,682,591	0.7
	Other	39,591,529	2.0
		66,913,544	3.4
				% of net
Shares		Company	Value	assets
HOUSEHOLD & PERSONAL PRODUCTS
211,466	*	Colgate-Palmolive Co	$14,231,662	0.7%
354,686		Procter & Gamble Co	29,279,329	1.5
		Other	22,213,408	1.1
			65,724,399	3.3
INSURANCE
234,069	*	Berkshire Hathaway, Inc (Class B)	30,159,791	1.5
149,994		Prudential Financial, Inc	12,101,516	0.6
129,732		Travelers Cos, Inc	11,751,124	0.6
		Other	61,863,549	3.2
			115,875,980	5.9
MATERIALS
90,867		Praxair, Inc	11,862,687	0.6
		Other	80,970,427	4.1
			92,833,114	4.7
MEDIA
88,204		Time Warner Cable, Inc	12,477,338	0.7
214,552		Time Warner, Inc	14,259,126	0.7
		Other	29,508,365	1.5
			56,244,829	2.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
142,097		Amgen, Inc	15,879,340	0.8
48,520	*	Biogen Idec, Inc	13,931,063	0.7
323,135		Bristol-Myers Squibb Co	16,185,832	0.8
259,504	*	Gilead Sciences, Inc	20,368,469	1.1
348,763		Johnson & Johnson	35,326,204	1.8
431,979		Merck & Co, Inc	25,296,690	1.3
		Other	35,715,498	1.8
			162,703,096	8.3
REAL ESTATE
78,672		Simon Property Group, Inc	13,625,990	0.7
		Other	65,418,806	3.3
			79,044,796	4.0
RETAILING
274,544		Lowe’s Companies, Inc	12,604,315	0.7
203,374		TJX Companies, Inc	11,832,300	0.6
		Other	67,156,980	3.4
			91,593,595	4.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
800,617		Intel Corp	21,368,468	1.1
290,621		Texas Instruments, Inc	13,208,724	0.7
		Other	16,882,444	0.8
			51,459,636	2.6
SOFTWARE & SERVICES
158,091		Accenture plc	12,682,060	0.6
38,549	*	Google, Inc	20,302,216	1.0
40,859	*	Google, Inc (Class A)	21,854,662	1.1
138,332		International Business Machines Corp	27,178,088	1.4
545,184		Oracle Corp	22,287,122	1.1
331,650	*	Yahoo!, Inc	11,922,818	0.6
		Other	73,875,264	3.8
			190,102,230	9.6

50	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund   ■  April 30, 2014

			% of net
Shares	Company	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT
876,282	Cisco Systems, Inc	$20,250,877	1.0%
534,802	EMC Corp	13,797,892	0.7
460,856	Hewlett-Packard Co	15,235,899	0.8
264,175	Qualcomm, Inc	20,793,214	1.1
	Other	13,665,555	0.7
		83,743,437	4.3
TELECOMMUNICATION SERVICES		25,023,843	1.3
TRANSPORTATION
154,045	United Parcel Service, Inc (Class B)	15,173,432	0.8
	Other	29,834,570	1.5
		45,008,002	2.3
UTILITIES
130,495	NextEra Energy, Inc	13,029,926	0.6
	Other	64,707,217	3.3
		77,737,143	3.9
	TOTAL COMMON STOCKS (Cost $1,349,382,003)	1,962,433,933	99.5

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT		6,496,083	0.3
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT		9,999,080	0.5
TREASURY DEBT
$37,000,000	United States Treasury Bill	36,981,340	2.0
		36,981,340	2.0
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	46,980,420	2.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,475,546)	53,476,503	2.8
	TOTAL PORTFOLIO (Cost $1,402,857,549)	2,015,910,436	102.3
	OTHER ASSETS & LIABILITIES, NET	(44,411,056)	(2.3)
	NET ASSETS	$1,971,499,380	100.0%

*	Non-income producing.

The aggregate value of securities on loan is $57,958,120.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	51

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2014

				% of net
Principal		Issuer	Value	assets
BONDS
CORPORATE BOND
HONG KONG			$534,000	0.1%

		TOTAL CORPORATE BONDS (Cost $534,000)	534,000	0.1
		TOTAL BONDS (Cost $534,000)	534,000	0.1

Shares		Company
COMMON STOCKS
ARGENTINA			2,339,630	0.3
AUSTRALIA			5,747,237	0.8
BRAZIL
988,300		AMBEV S.A.	7,224,707	1.0
311,200		Banco Bradesco S.A. (Preference)	4,632,236	0.6
786,190		Banco Itau Holding Financeira S.A.	12,975,352	1.7
99,300		Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,698,352	0.6
448,720		Cielo S.A.	7,949,071	1.0
1,193,845		Petroleo Brasileiro S.A.	8,368,560	1.1
205,400		Smiles S.A.	3,891,983	0.5
178,000		Ultrapar Participacoes S.A.	4,468,860	0.6
474,400		Vale S.A.	6,255,123	0.8
		Other	18,552,281	2.5
			79,016,525	10.4
CAMBODIA			2,456,621	0.3
CHILE			4,306,155	0.6
CHINA
1,004,000		China Mengniu Dairy Co Ltd	5,166,716	0.7
1,966,000	e	China Overseas Land & Investment Ltd	4,839,666	0.6
21,351,834		Industrial & Commercial Bank of China	12,758,096	1.7
283,600	*	Tencent Holdings Ltd	17,855,439	2.4
574,000		Xinao Gas Holdings Ltd	4,014,735	0.5
		Other	54,862,645	7.2
			99,497,297	13.1
COLOMBIA			10,882,762	1.4
CZECH REPUBLIC			3,291,008	0.4
GREECE
10,619,520	*	Eurobank Ergasias SA	6,040,524	0.8
2,170,412	*	Piraeus Bank S.A.	5,122,122	0.7
		Other	10,400,327	1.3
			21,562,973	2.8
HONG KONG
1,514,500		Techtronic Industries Co	4,839,009	0.6
		Other	30,017,320	4.0
			34,856,329	4.6
				% of net
Shares		Company	Value	assets
INDIA
798,938		Bharat Forge Ltd	$5,414,996	0.7%
211,474		ICICI Bank Ltd	4,360,165	0.6
216,790		Larsen & Toubro Ltd	4,662,496	0.6
563,314		Sun Pharmaceutical Industries Ltd	5,917,740	0.8
		Other	40,000,504	5.2
			60,355,901	7.9
INDONESIA			13,372,597	1.8
JAPAN			3,798,378	0.5
KOREA, REPUBLIC OF
211,160	*	Hynix Semiconductor, Inc	8,233,857	1.1
39,539		Hyundai Motor Co	8,815,870	1.2
20,216		LG Chem Ltd	5,160,309	0.7
10,897		Naver Corp	7,847,112	1.0
19,021		Samsung Electronics Co Ltd	24,802,629	3.2
136,176		Shinhan Financial Group Co Ltd	5,943,863	0.8
69,905		Woongjin Coway Co Ltd	5,525,397	0.7
		Other	52,611,619	6.9
			118,940,656	15.6
MEXICO
2,055,100		Alfa S.A. de C.V. (Class A)	5,411,568	0.7
5,937,504	*,e	Cemex S.A. de C.V.	7,592,780	1.0
643,000	e	Fomento Economico Mexicano S.A. de C.V.	5,867,862	0.8
1,054,980		Grupo Financiero Banorte S.A. de C.V.	6,993,821	0.9
1,500,400		Grupo Mexico S.A. de C.V. (Series B)	4,505,988	0.6
895,000		Grupo Televisa S.A.	5,871,006	0.8
		Other	14,199,930	1.8
			50,442,955	6.6
PERU			1,573,292	0.2
PHILIPPINES			26,884,608	3.5
POLAND
361,190		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,956,748	0.7
		Other	5,427,506	0.7
			10,384,254	1.4
ROMANIA			969,462	0.1
RUSSIA
930,584		Gazprom OAO (ADR)	6,725,271	0.9
103,939		LUKOIL (ADR)	5,502,471	0.7
		Other	8,647,659	1.1
			20,875,401	2.7
SINGAPORE
2,207,800	e	Ezion Holdings Ltd	4,013,450	0.5
		Other	15,968,263	2.1
			19,981,713	2.6
SOUTH AFRICA
287,620		AngloGold Ashanti Ltd	5,199,344	0.7
74,872		Naspers Ltd (N Shares)	7,075,348	0.9
122,634		Sasol Ltd	6,872,938	0.9
		Other	6,633,127	0.9
			25,780,757	3.4

52	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund   ■  April 30, 2014

				% of net
Shares		Company	Value	assets
SRI LANKA			$2,431,183	0.3%
SWITZERLAND			2,902,172	0.4
TAIWAN
3,914,000		Advanced Semiconductor Engineering, Inc	4,557,705	0.6
1,653,509		Hon Hai Precision Industry Co, Ltd	4,748,813	0.6
103,000		Largan Precision Co Ltd	6,448,707	0.8
630,000		MediaTek, Inc	9,872,090	1.3
5,399,000		Taiwan Semiconductor Manufacturing Co Ltd	21,214,589	2.8
		Other	23,373,944	3.1
			70,215,848	9.2
THAILAND
829,300		Siam Commercial Bank PCL (Foreign)	4,177,253	0.6
		Other	19,316,637	2.5
			23,493,890	3.1
TURKEY			13,291,306	1.8
UNITED ARAB EMIRATES
1,411,486	*	Emaar Properties PJSC	4,197,472	0.6
		Other	9,201,787	1.2
			13,399,259	1.8
UNITED KINGDOM
88,903		SABMiller plc (Johannesburg)	4,834,820	0.6
		Other	5,296,100	0.7
			10,130,920	1.3
UNITED STATES			2,675,317	0.4
VIETNAM			1,843,413	0.2
		TOTAL COMMON STOCKS (Cost $694,224,148)	757,699,819	99.5
PREFERRED STOCKS
INDIA			142,404	0.0
PHILIPPINES			3,863	0.0
		TOTAL PREFERRED STOCKS (Cost $123,032)	146,267	0.0
RIGHTS / WARRANTS
BRAZIL			155	0.0
GREECE			1,336,670	0.2
		TOTAL RIGHTS / WARRANTS (Cost $853,106)	1,336,825	0.2
				% of net
Shares		Company	Value	assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
27,975,498	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$27,975,498	3.6%
			27,975,498	3.6
		TOTAL SHORT-TERM INVESTMENTS (Cost $27,975,498)	27,975,498	3.6
		TOTAL PORTFOLIO (Cost $723,709,784)	787,692,409	103.4
		OTHER ASSETS & LIABILITIES, NET	(26,170,437)	(3.4)
		NET ASSETS	$761,521,972	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $24,940,773.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	53

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2014

		% of net
Sector	Value	assets
INFORMATION TECHNOLOGY	$166,537,520	21.8%
FINANCIALS	149,492,103	19.6
CONSUMER DISCRETIONARY	110,764,550	14.6
INDUSTRIALS	72,124,589	9.5
MATERIALS	67,445,096	8.9
CONSUMER STAPLES	66,311,249	8.7
ENERGY	58,605,612	7.7
HEALTH CARE	28,591,181	3.8
UTILITIES	26,165,666	3.4
TELECOMMUNICATION SERVICES	13,679,345	1.8
SHORT-TERM INVESTMENTS	27,975,498	3.6
OTHER ASSETS & LIABILITIES, NET	(26,170,437)	(3.4)
NET ASSETS	$761,521,972	100.0%

54	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
424,570		Australia & New Zealand Banking Group Ltd	$13,653,226	1.4%
1,556,954	e	Fortescue Metals Group Ltd	7,364,291	0.7
466,281		Westpac Banking Corp	15,272,807	1.5
		Other	41,730,064	4.2
			78,020,388	7.8
AUSTRIA			4,216,503	0.4
BELGIUM			9,996,148	1.0
CHINA			4,484,759	0.4
DENMARK
3,500		AP Moller - Maersk AS (Class B)	8,355,403	0.8
		Other	6,401,688	0.7
			14,757,091	1.5
FINLAND			11,805,983	1.2
FRANCE
423,685		AXA S.A.	11,056,487	1.1
174,241	e	Carrefour S.A.	6,792,096	0.7
76,421		Michelin (C.G.D.E.) (Class B)	9,371,565	0.9
97,911		Renault S.A.	9,572,744	1.0
159,837		Total S.A.	11,435,403	1.1
53,749		Valeo S.A.	7,381,307	0.7
154,483	e	Vinci S.A.	11,664,443	1.2
		Other	34,314,479	3.4
			101,588,524	10.1
GERMANY
76,015		Allianz AG.	13,228,879	1.3
128,900	*,e	BASF AG.	14,953,136	1.5
47,516	e	Continental AG.	11,180,732	1.1
108,113		Daimler AG. (Registered)	10,065,226	1.0
302,288	e	Deutsche Lufthansa AG.	7,591,305	0.8
47,430	*,e	Muenchener Rueckver AG.	10,963,867	1.1
		Other	28,679,587	2.9
			96,662,732	9.7
HONG KONG			24,057,410	2.4
IRELAND			2,642,175	0.3
ISRAEL			4,814,858	0.5
ITALY
320,920		Autostrade S.p.A.	8,359,623	0.8
376,299		ENI S.p.A.	9,745,887	1.0
		Other	4,658,359	0.5
			22,763,869	2.3
JAPAN
58,200		Central Japan Railway Co	7,148,459	0.7
1,042,000		Daiwa Securities Group, Inc	7,813,371	0.8
344,900		Komatsu Ltd	7,593,412	0.8
5,372,900		Mizuho Financial Group, Inc	10,523,400	1.1
337,000		Toyota Motor Corp	18,207,487	1.8
		Other	136,508,979	13.6
			187,795,108	18.8
				% of net
Shares		Company	Value	assets
NETHERLANDS
431,172		Koninklijke Ahold NV	$8,335,371	0.8%
269,835		Royal Dutch Shell plc (A Shares)	10,667,711	1.1
160,183		Royal Dutch Shell plc (B Shares)	6,801,528	0.7
233,784		Unilever NV	10,024,916	1.0
		Other	4,830,381	0.5
			40,659,907	4.1
NEW ZEALAND			749,451	0.1
NORWAY			11,767,587	1.2
PORTUGAL			2,421,281	0.2
SINGAPORE			12,446,261	1.2
SPAIN
1,125,306		CaixaBank S.A.	6,858,432	0.7
264,983		Gas Natural SDG S.A.	7,598,393	0.7
		Other	13,089,312	1.3
			27,546,137	2.7
SWEDEN
783,140	e	Ericsson (LM) (B Shares)	9,443,461	1.0
720,613		Skandinaviska Enskilda Banken AB (Class A)	9,953,768	1.0
1,212,161		TeliaSonera AB	8,823,386	0.9
		Other	6,400,167	0.6
			34,620,782	3.5
SWITZERLAND
173,396		Nestle S.A.	13,400,783	1.3
253,133		Novartis AG.	22,005,484	2.2
74,309		Roche Holding AG.	21,798,254	2.2
104,015		Swiss Re Ltd	9,095,184	0.9
		Other	20,058,234	2.0
			86,357,939	8.6
UNITED KINGDOM
97,756		AstraZeneca plc (ADR)	7,727,612	0.8
1,096,182		Aviva plc	9,768,943	1.0
398,458		BHP Billiton plc	12,935,688	1.3
379,511		BP plc (ADR)	19,210,847	1.9
164,327		British American Tobacco plc	9,489,051	0.9
345,903		GlaxoSmithKline plc	9,557,483	0.9
996,771		HSBC Holdings plc	10,184,618	1.0
2,458,667		Legal & General Group plc	8,801,390	0.9
656,042		National Grid plc	9,324,487	0.9
59,573		Next plc	6,572,203	0.7
552,556		Prudential plc	12,702,769	1.3
145,826		Reckitt Benckiser Group plc	11,771,942	1.2
		Other	72,312,727	7.2
			200,359,760	20.0
UNITED STATES			4,782,400	0.5
		TOTAL COMMON STOCKS (Cost $830,800,524)	985,317,053	98.5

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

Enhanced International Equity Index Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
RIGHTS / WARRANTS
SPAIN			$73,211	0.0%
UNITED KINGDOM			235,194	0.0
		TOTAL RIGHTS / WARRANTS (Cost $71,567)	308,405	0.0
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
93,285,133	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	93,285,133	9.3
			93,285,133	9.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $93,285,133)	93,285,133	9.3
		TOTAL PORTFOLIO (Cost $924,157,224)	1,078,910,591	107.8
		OTHER ASSETS & LIABILITIES, NET	(78,299,635)	(7.8)
		NET ASSETS	$1,000,610,956	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $88,113,076.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Enhanced International Equity Index Fund  ■  April 30, 2014

		% of net
Sector	Value	assets
FINANCIALS	$260,293,797	26.1%
CONSUMER DISCRETIONARY	121,349,160	12.1
INDUSTRIALS	120,496,141	12.0
CONSUMER STAPLES	105,454,118	10.5
HEALTH CARE	101,069,180	10.1
MATERIALS	79,425,589	7.9
ENERGY	71,972,684	7.2
TELECOMMUNICATION SERVICES	45,167,371	4.5
INFORMATION TECHNOLOGY	43,805,600	4.4
UTILITIES	36,591,818	3.7
SHORT-TERM INVESTMENTS	93,285,133	9.3
OTHER ASSETS & LIABILITIES, NET	(78,299,635)	(7.8)
NET ASSETS	$1,000,610,956	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	57

Summary portfolio of investments (unaudited)

Global Natural Resources Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
251,891		BHP Billiton Ltd	$8,870,743	3.7%
1,855,525	e	Fortescue Metals Group Ltd	8,776,513	3.6
		Other	3,174,008	1.3
			20,821,264	8.6
BRAZIL			1,120,644	0.5
CANADA
34,017		Agrium, Inc (Toronto)	3,267,159	1.3
70,000		Canadian Natural Resources Ltd (Canada)	2,852,242	1.2
10,877		Canadian Pacific Railway Ltd (Toronto)	1,698,362	0.7
71,000	e	Inter Pipeline Ltd	1,930,386	0.8
24,700		Keyera Facilities Income Fund	1,642,836	0.7
60,476	e	Peyto Energy Trust	2,229,675	0.9
244,842	e	Potash Corp of Saskatchewan (Toronto)	8,850,545	3.7
		Other	2,996,606	1.2
			25,467,811	10.5
CHILE
87,401		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,794,174	1.1
			2,794,174	1.1
DENMARK
36,000		Novozymes AS	1,726,023	0.7
			1,726,023	0.7
FINLAND
323,972	e	Stora Enso Oyj (R Shares)	3,308,276	1.4
			3,308,276	1.4
FRANCE
104,023		Total S.A.	7,442,238	3.1
			7,442,238	3.1
GERMANY
22,494		Fuchs Petrolub AG. (Preference)	2,262,776	0.9
			2,262,776	0.9
HONG KONG			671,937	0.3
INDIA			2,221,031	0.9
INDONESIA			3,539,468	1.5
JAPAN			1,057,316	0.4
JERSEY, C.I.
29,014		Randgold Resources Ltd	2,332,234	1.0
			2,332,234	1.0
KOREA, REPUBLIC OF			778,665	0.3
MALAYSIA
231,100		Kuala Lumpur Kepong BHD	1,712,638	0.7
		Other	1,813,961	0.7
			3,526,599	1.4
NETHERLANDS
98,308	*	Constellium NV	3,000,360	1.2
99,234		Royal Dutch Shell plc (B Shares)	4,213,574	1.8
			7,213,934	3.0
				% of net
Shares		Company	Value	assets
NORWAY			$2,843,063	1.2%
POLAND			1,154,924	0.5
SINGAPORE			682,968	0.3
SOUTH AFRICA
103,168		AngloGold Ashanti Ltd	1,864,981	0.8
45,261		Kumba Iron Ore Ltd	1,611,960	0.7
		Other	2,342,795	0.9
			5,819,736	2.4
SWITZERLAND
750		SGS S.A.	1,873,573	0.8
12,539	*	Syngenta AG.	4,965,338	2.0
			6,838,911	2.8
UNITED KINGDOM
159,258		Antofagasta plc	2,122,464	0.9
420,900		BHP Billiton plc	13,664,253	5.6
53,986		Rio Tinto plc	2,935,094	1.2
			18,721,811	7.7
UNITED STATES
19,000		Anadarko Petroleum Corp	1,881,380	0.8
133,783		Archer Daniels Midland Co	5,850,331	2.4
23,500		Bunge Ltd	1,871,775	0.8
21,678		CF Industries Holdings, Inc	5,314,795	2.2
20,247		Cimarex Energy Co	2,411,823	1.0
57,649		ConocoPhillips	4,283,897	1.8
34,566	*,e	Continental Resources, Inc	4,788,082	2.0
12,777		Core Laboratories NV	2,397,987	1.0
46,330		EOG Resources, Inc	4,540,340	1.9
167,490		Exxon Mobil Corp	17,152,651	7.1
27,520		FMC Corp	2,119,040	0.9
175,395	*	Graphic Packaging Holding Co	1,799,553	0.7
89,303		International Paper Co	4,165,985	1.7
20,059		LyondellBasell Industries AF S.C.A	1,855,457	0.7
35,799		Magellan Midstream Partners LP	2,656,644	1.1
158,361		Monsanto Co	17,530,563	7.2
51,799		Mosaic Co	2,592,022	1.1
7,408		NewMarket Corp	2,758,147	1.1
30,403		Packaging Corp of America	2,025,752	0.8
106,897		RPC, Inc	2,376,320	1.0
90,237	*	RSP Permian, Inc	2,558,219	1.0
181,401		Southern Copper Corp (NY)	5,467,426	2.2
60,830	*	Southwestern Energy Co	2,912,540	1.2
53,932	e	Western Refining, Inc	2,346,042	1.0
		Other	13,749,037	5.6
			117,405,808	48.3
		TOTAL COMMON STOCKS (Cost $208,496,949)	239,751,611	98.8

58	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Global Natural Resources Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
29,120,555	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$29,120,555	12.0%
			29,120,555	12.0
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $29,120,555)	29,120,555	12.0
		TOTAL PORTFOLIO (Cost $237,617,504)	268,872,166	110.8
		OTHER ASSETS & LIABILITIES, NET	(26,346,843)	(10.8)
		NET ASSETS	$242,525,323	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $27,756,170.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	59

Summary of market values by sector (unaudited)

Global Natural Resources Fund  ■  April 30, 2014

		% of net
Sector	Value	assets
MATERIALS	$132,970,214	54.8%
ENERGY	86,114,430	35.5
CONSUMER STAPLES	15,802,047	6.5
INDUSTRIALS	4,864,920	2.0
SHORT-TERM INVESTMENTS	29,120,555	12.0
OTHER ASSETS & LIABILITIES, NET	(26,346,843)	(10.8)
NET ASSETS	$242,525,323	100.0%

60	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
876,829		BHP Billiton Ltd	$30,878,932	0.8%
			30,878,932	0.8
BELGIUM
378,429		Arseus NV	21,435,806	0.6
			21,435,806	0.6
FRANCE
3,754,527	e	Accor S.A.	183,820,006	4.9
319,078		Aeroports de Paris	39,679,209	1.1
820,179		BNP Paribas	61,631,912	1.6
2,032,844	e	Bouygues S.A.	91,561,127	2.4
2,615,988		Compagnie de Saint-Gobain	160,269,667	4.3
1,130,679		Essilor International S.A.	121,081,400	3.2
2,493,045		Rexel S.A.	62,948,782	1.7
895,068	e	Vinci S.A.	67,583,290	1.8
		Other	33,054,815	0.9
			821,630,208	21.9
GERMANY
986,898	e	Bayer AG.	137,219,951	3.7
319,721		Henkel KGaA (Preference)	35,664,933	0.9
1,014,221		Lanxess AG.	77,234,376	2.1
231,381		Linde AG.	48,054,312	1.3
			298,173,572	8.0
GREECE
2,749,221	*	Hellenic Telecommunications Organization S.A.	43,920,808	1.1
10,378,284	*	National Bank of Greece S.A.	40,573,387	1.1
49,033,155	*	Piraeus Bank S.A.	115,717,114	3.1
			200,211,309	5.3
HONG KONG			324,509	0.0
INDIA
535,861		Eicher Motors Ltd	55,094,222	1.5
5,214,755		HDFC Bank Ltd	62,415,838	1.6
3,332,925		IndusInd Bank Ltd	26,501,962	0.7
1,156,562	*	Just Dial Ltd	22,655,691	0.6
4,653,049		Larsen & Toubro Ltd	100,072,986	2.7
		Other	16,361,029	0.4
			283,101,728	7.5
INDONESIA
36,788,000		PT Indofood Sukses Makmur Tbk	22,504,395	0.6
			22,504,395	0.6
JAPAN
972,000		Daiwa House Industry Co Ltd	16,422,634	0.4
1,346,100		Hoya Corp	39,814,036	1.1
24,887,000	*	Mazda Motor Corp	111,275,805	3.0
2,381,675	*	Olympus Corp	72,747,012	1.9
166,800		Oriental Land Co Ltd	24,988,875	0.7
3,416,950		Sony Corp	59,986,566	1.6
504,100		Toyota Motor Corp	27,235,591	0.7
		Other	105,768,360	2.8
			458,238,879	12.2
Shares		Company	Value	% of net assets
MEXICO			$2,226,132	0.1%
NETHERLANDS
5,687,336	*	ING Groep NV	81,299,642	2.2
		Other	8,867,865	0.2
			90,167,507	2.4
SINGAPORE
34,578,000	e	Genting International plc	36,638,972	1.0
			36,638,972	1.0
SWEDEN
5,971,527	e	SKF AB (B Shares)	155,069,177	4.1
11,585,424	e	Volvo AB (B Shares)	183,445,217	4.9
			338,514,394	9.0
SWITZERLAND
1,652,217		Adecco S.A.	138,707,000	3.7
98,009	e	Burckhardt Compression Holding AG.	50,799,805	1.3
3,558,728		Clariant AG.	70,177,776	1.9
551,098	*	Holcim Ltd	50,544,729	1.3
640,485	e	Swatch Group AG. (Registered)	77,280,805	2.1
		Other	11,609,412	0.3
			399,119,527	10.6
UNITED KINGDOM
15,680,651		British Sky Broadcasting plc	232,981,745	6.2
2,908,953		Drax Group plc	32,562,821	0.9
4,807,221		Filtrona plc	65,205,298	1.7
43,017,267		Man Group plc	71,789,332	1.9
7,215,417	*	Ocado Ltd	41,072,703	1.1
825,343		Reckitt Benckiser Group plc	66,626,596	1.8
314,852		Rio Tinto plc	17,117,773	0.5
9,900,175		Tate & Lyle plc	117,362,883	3.1
		Other	10,835,551	0.3
			655,554,702	17.5
		TOTAL COMMON STOCKS (Cost $3,403,768,245)	3,658,720,572	97.5
RIGHTS / WARRANTS
GREECE			5,098,551	0.1

		TOTAL RIGHTS / WARRANTS (Cost $3,073,413)	5,098,551	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$40,000,000		0.045%, 07/02/14	39,997,240	1.0
		Other	9,999,833	0.3
			49,997,073	1.3
TREASURY DEBT
		United States Treasury Bill
17,000,000		0.074%, 02/05/15	16,990,752	0.5
		Other	11,999,930	0.3
			28,990,682	0.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	61

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
426,855,915	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$426,855,915	11.4%
			426,855,915	11.4

		TOTAL SHORT-TERM INVESTMENTS (Cost $505,842,794)	505,843,670	13.5
		TOTAL PORTFOLIO (Cost $3,912,684,452)	4,169,662,793	111.1
		OTHER ASSETS & LIABILITIES, NET	(415,331,203)	(11.1)
		NET ASSETS	$3,754,331,590	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $406,811,272.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations

Summary of market values by sector (unaudited)

International Equity Fund  ■  April 30, 2014

Sector	Value	% of net assets
INDUSTRIALS	$1,140,217,413	30.3%
CONSUMER DISCRETIONARY	869,461,252	23.2
FINANCIALS	526,377,975	14.0
MATERIALS	359,454,869	9.6
HEALTH CARE	352,484,168	9.4
CONSUMER STAPLES	243,465,058	6.5
INFORMATION TECHNOLOGY	83,715,185	2.2
TELECOMMUNICATION SERVICES	53,845,000	1.4
UTILITIES	32,562,821	0.9
ENERGY	2,235,382	0.1
SHORT-TERM INVESTMENTS	505,843,670	13.5
OTHER ASSETS & LIABILITIES, NET	(415,331,203)	(11.1)
NET ASSETS	$3,754,331,590	100.0%

62	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Opportunities Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
416,430		Australia & New Zealand Banking Group Ltd	$13,391,461	1.4%
520,711		BHP Billiton Ltd	18,337,669	1.8
		Other	8,163,040	0.8
			39,892,170	4.0
BELGIUM
165,657		Arseus NV	9,383,507	0.9
119,461	e	UCB S.A.	9,798,979	1.0
			19,182,486	1.9
BRAZIL
258,100		Cia Brasileira de Distribuicao Grupo Pao de Acucar	12,211,929	1.3
		Other	6,185,734	0.6
			18,397,663	1.9
CANADA
352,140		Alimentation Couche Tard, Inc	9,924,369	1.0
131,715	e	Dollarama, Inc	10,954,920	1.1
237,339		Suncor Energy, Inc	9,155,324	0.9
333,846		Toronto-Dominion Bank	16,061,037	1.6
		Other	15,552,571	1.6
			61,648,221	6.2
CHINA
201,000	*,e	Tencent Holdings Ltd	12,654,948	1.3
		Other	16,309,069	1.6
			28,964,017	2.9
FRANCE
162,390		BNP Paribas	12,202,709	1.2
174,174		Teleperformance	9,989,286	1.0
234,895	*	Total S.A.	16,805,365	1.7
		Other	11,164,915	1.1
			50,162,275	5.0
GERMANY
62,964		Allianz AG.	10,957,615	1.1
99,640		Beiersdorf AG.	10,002,321	1.0
223,401		Wirecard AG.	9,411,198	1.0
			30,371,134	3.1
GREECE
583,710		OPAP S.A.	9,321,872	0.9
		Other	5,875,967	0.6
			15,197,839	1.5
HONG KONG
2,232,800		AIA Group Ltd	10,859,432	1.1
		Other	2,973,387	0.3
			13,832,819	1.4
INDIA			7,352,979	0.7
INDONESIA			12,943,350	1.3
IRELAND
351,910		CRH plc	10,245,353	1.0
203,191		Shire Ltd	11,620,887	1.2
		Other	9,021,284	0.9
			30,887,524	3.1
Shares		Company	Value	% of net assets
ISRAEL			$3,992,074	0.4%
ITALY
325,519	e	GTECH S.p.A.	9,554,681	0.9
276,788	*,e	Yoox S.p.A	9,939,381	1.0
		Other	7,825,150	0.8
			27,319,212	2.7
JAPAN
362,700		Fuji Heavy Industries Ltd	9,537,076	0.9
328,000		Hoya Corp	9,701,362	1.0
		Other	92,187,176	9.3
			111,425,614	11.2
KOREA, REPUBLIC OF
12,721		Samsung Electronics Co Ltd	16,587,679	1.7
		Other	6,884,460	0.7
			23,472,139	2.4
MACAU			8,459,699	0.9
NETHERLANDS
987,377	*	ING Groep NV	14,114,411	1.4
265,806		Royal Dutch Shell plc (A Shares)	10,508,427	1.1
		Other	15,338,050	1.5
			39,960,888	4.0
NEW ZEALAND			5,147,622	0.5
NORWAY
577,539		DNB NOR Holding ASA	10,237,178	1.0
525,911	e	Statoil ASA	16,032,604	1.6
			26,269,782	2.6
PHILIPPINES
107,272,800		Megaworld Corp	11,231,506	1.1
6,402,910	*	Robinsons Retail Holdings, Inc	9,636,451	1.0
			20,867,957	2.1
PORTUGAL
5,433,509	*	Banco Espirito Santo S.A.	9,631,074	1.0
			9,631,074	1.0
SINGAPORE			8,039,742	0.8
SOUTH AFRICA			6,916,186	0.7
SPAIN
269,762		Amadeus IT Holding S.A.	11,219,538	1.1
		Other	7,505,773	0.8
			18,725,311	1.9
SWEDEN
258,650		Hennes & Mauritz AB (B Shares)	10,587,296	1.1
		Other	20,823,300	2.1
			31,410,596	3.2
SWITZERLAND
102,717		Lonza Group AG.	10,750,417	1.1
228,162		Novartis AG.	19,834,692	2.0
735,023		UBS AG.	15,372,171	1.5
			45,957,280	4.6

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	63

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
TAIWAN			$31,523,241	3.2%
UNITED KINGDOM
1,286,397		Ashtead Group plc	19,059,490	1.9
2,657,690		Barclays plc	11,348,449	1.1
1,027,425		Countrywide plc	10,260,771	1.0
435,846	e	easyJet plc	12,059,700	1.2
238,285		Rightmove plc	9,707,562	1.0
199,825		SABMiller plc	10,880,664	1.1
786,671	*	Sports Direct International plc	10,430,985	1.1
5,308,579		Taylor Woodrow plc	9,441,015	1.0
317,299		Travis Perkins plc	9,160,531	0.9
178,782		Whitbread plc	12,331,661	1.2
		Other	74,210,275	7.5
			188,891,103	19.0
UNITED STATES
91,200	*	Biovail Corp (Toronto)	12,195,779	1.2
			12,195,779	1.2
		TOTAL COMMON STOCKS (Cost $884,912,120)	949,037,776	95.4

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$20,000,000		0.040%, 05/23/14	19,999,511	2.0
			19,999,511	2.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
113,809,484	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	113,809,484	11.4
			113,809,484	11.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $133,808,995)	133,808,995	13.4
		TOTAL PORTFOLIO (Cost $1,018,721,115)	1,082,846,771	108.8
		OTHER ASSETS & LIABILITIES, NET	(87,815,444)	(8.8)
		NET ASSETS	$995,031,327	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $107,019,018.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations

64	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  April 30, 2014

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$215,539,906	21.7%
FINANCIALS	212,697,467	21.4
INDUSTRIALS	135,551,902	13.6
INFORMATION TECHNOLOGY	127,868,479	12.9
HEALTH CARE	96,736,208	9.7
CONSUMER STAPLES	63,032,016	6.3
ENERGY	57,608,335	5.8
MATERIALS	37,604,305	3.8
TELECOMMUNICATION SERVICES	2,399,158	0.2
SHORT-TERM INVESTMENTS	133,808,995	13.4
OTHER ASSETS & LIABILITIES, NET	(87,815,444)	(8.8)
NET ASSETS	$995,031,327	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	65

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2014

	Enhanced	Enhanced								Emerging	Enhanced
	Large-Cap Growth	Large-Cap Value	Growth &	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Social Choice	Markets	International	Global Natural
	Index Fund	Index Fund	Income Fund	Growth Fund	Value Fund	Growth Fund	Value Fund	Equity Fund	Equity Fund	Equity Fund	Equity Index Fund	Resources Fund
ASSETS
Portfolio investments, at value*†	$1,655,766,343	$1,687,082,086	$4,410,488,041	$2,542,875,195	$5,020,253,676	$1,911,440,975	$4,977,483,874	$2,454,620,906	$2,015,910,436	$787,692,409	$1,078,910,591	$268,872,166
Affiliated investments, at value‡	—	—	—	—	205,728,168	—	—	207,545,747	—	—	—	—
Cash**	10,481,633	9,088,109	27,111,363	15,300,450	12,202,477	5,327,756	8,753,339	7,356,848	22,111,066	4,727,982	8,772,150	2,125,750
Cash – foreign^	—	—	340,633	596,557	208,626	—	—	—	—	302,245	731,185	540,992
Receivable from securities transactions	2,105,784	15,399,692	77,128,827	38,475,976	16,532,590	13,785,554	—	32,822,885	—	29,329,005	617,039	10,386,533
Receivable from Fund shares sold	6,934,212	9,764,999	13,285,363	2,793,428	4,433,485	532,703	5,355,631	4,371,902	5,555,745	313,772	40,211	185,013
Dividends and interest receivable	1,521,430	1,107,070	3,278,627	1,296,614	4,649,276	441,387	2,042,763	997,551	1,724,575	693,180	5,694,813	549,915
Due from affiliates	—	—	—	—	—	—	3,814	4,625	—	—	4,070	80
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	40,880	—	—	—	—
Other	54,892	54,499	129,828	77,615	128,514	73,947	143,866	81,839	70,529	16,376	41,048	5,420
Total assets	1,676,864,294	1,722,496,455	4,531,762,682	2,601,415,835	5,264,136,812	1,931,602,322	4,993,783,287	2,707,843,183	2,045,372,351	823,074,969	1,094,811,107	282,665,869
LIABILITIES
Management fees payable	44,601	43,799	149,846	90,407	171,488	67,360	170,084	87,887	23,964	53,000	36,629	12,816
Service agreement fees payable	—	—	13,418	4,076	25,180	11,595	33,563	11,266	8,201	321	—	244
Distribution fees payable	—	—	204,505	109,289	70,463	60,194	115,563	47,404	82,751	1,766	—	1,926
Due to affiliates	12,234	11,836	32,659	18,837	37,035	14,767	35,871	19,176	14,424	5,780	6,994	1,987
Payable for collateral for securities loaned	11,680,052	63,327,184	98,436,026	5,294,592	205,728,168	63,419,472	112,691,968	207,545,747	63,208,453	27,975,498	93,285,133	29,120,555
Payable for securities transactions	—	22,736,546	90,211,645	43,198,380	43,676,903	5,985,143	15,478,564	31,712,642	9,875,029	32,613,510	617,366	10,783,559
Payable for Fund shares redeemed	15,829	—	214,581	690,254	2,931,197	2,032,805	4,865,519	1,691,147	499,091	19,692	141,288	137,321
Income distribution payable	—	—	—	—	—	—	—	—	2,365	—	—	—
Written options§	—	11,010	387,275	—	—	389,000	—	—	—	—	—	—
Accrued expenses and other payables	112,800	119,588	314,071	193,267	280,826	164,248	289,810	177,912	158,693	883,430	112,741	82,138
Total liabilities	11,865,516	86,249,963	189,964,026	49,599,102	252,921,260	72,144,584	133,680,942	241,293,181	73,872,971	61,552,997	94,200,151	40,140,546
NET ASSETS	$1,664,998,778	$1,636,246,492	$4,341,798,656	$2,551,816,733	$5,011,215,552	$1,859,457,738	$4,860,102,345	$2,466,550,002	$1,971,499,380	$761,521,972	$1,000,610,956	$242,525,323
NET ASSETS CONSIST OF:
Paid-in-capital	$1,270,003,370	$1,174,507,665	$3,237,164,825	$1,831,016,690	$3,943,513,285	$1,422,510,551	$3,353,952,665	$1,855,476,932	$1,332,586,577	$748,251,761	$807,392,211	$238,887,470
Undistributed net investment income (loss)	5,667,800	7,336,843	2,819,707	3,964,669	32,466,975	2,041,020	19,641,646	1,122,285	10,383,710	1,574,462	17,405,176	1,402,019
Accumulated net realized gain (loss) on total investments	75,212,545	42,735,714	184,675,474	148,788,265	100,977,095	162,148,900	72,809,228	215,835,275	15,476,206	(51,544,506)	21,015,855	(28,996,686)
Net unrealized appreciation (depreciation) on total investments	314,115,063	411,666,270	917,138,650	568,047,109	934,258,197	272,757,267	1,413,698,806	394,115,510	613,052,887	63,240,255	154,797,714	31,232,520
NET ASSETS	$1,664,998,778	$1,636,246,492	$4,341,798,656	$2,551,816,733	$5,011,215,552	$1,859,457,738	$4,860,102,345	$2,466,550,002	$1,971,499,380	$761,521,972	$1,000,610,956	$242,525,323
INSTITUTIONAL CLASS:
Net assets	$1,664,998,778	$1,636,246,492	$2,618,475,251	$1,816,866,898	$3,285,751,417	$933,575,624	$2,451,925,710	$1,604,666,367	$1,122,515,048	$735,627,025	$1,000,610,956	$219,295,296
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	149,062,545	154,685,578	217,720,243	122,734,529	183,266,426	41,295,261	103,487,822	86,539,569	70,983,906	68,436,972	120,391,384	21,522,026
Net asset value per share	$11.17	$10.58	$12.03	$14.80	$17.93	$22.61	$23.69	$18.54	$15.81	$10.75	$8.31	$10.19
PREMIER CLASS:
Net assets	$—	$—	$160,109,909	$5,403,264	$355,593,112	$177,803,638	$489,306,081	$205,075,781	$88,319,335	$3,936,358	$—	$4,059,700
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	13,306,853	365,255	19,872,665	7,902,287	20,692,500	11,095,407	5,600,132	366,274	—	398,977
Net asset value per share	$—	$—	$12.03	$14.79	$17.89	$22.50	$23.65	$18.48	$15.77	$10.75	$—	$10.18
RETIREMENT CLASS:
Net assets	$—	$—	$658,645,349	$200,498,132	$1,234,583,414	$567,585,194	$1,643,718,734	$551,588,142	$402,625,527	$15,631,342	$—	$12,119,744
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	54,067,240	13,604,036	69,114,281	25,626,929	69,761,514	30,231,902	25,157,648	1,458,480	—	1,190,443
Net asset value per share	$—	$—	$12.18	$14.74	$17.86	$22.15	$23.56	$18.25	$16.00	$10.72	$—	$10.18
RETAIL CLASS:
Net assets	$—	$—	$904,568,147	$529,048,439	$135,287,609	$180,493,282	$275,151,820	$105,219,712	$358,039,470	$6,327,247	$—	$7,050,583
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	59,811,657	35,809,661	7,796,443	8,149,021	11,839,216	5,805,593	24,756,933	590,411	—	693,428
Net asset value per share	$—	$—	$15.12	$14.77	$17.35	$22.15	$23.24	$18.12	$14.46	$10.72	$—	$10.17
* Includes securities loaned of	$11,632,516	$62,340,095	$96,131,362	$5,150,676	$198,009,628	$61,639,582	$110,184,708	$202,718,365	$57,958,120	$24,940,773	$88,113,076	$27,756,170
** Included cash collateral for securities loaned	$—	$—	$—	$—	$—	$—	$—	$—	$11,981,904	$—	$—	$—
† Portfolio investments, cost	$1,341,651,280	$1,275,426,473	$3,493,517,877	$1,974,830,261	$4,085,999,172	$1,638,967,482	$3,563,785,068	$2,060,436,715	$1,402,857,549	$723,709,784	$924,157,224	$237,617,504
‡ Affiliated investments, cost	$—	$—	$—	$—	$205,728,168	$—	$—	$207,545,747	$—	$—	$—	$—
^ Foreign cash, cost	$—	$—	$339,086	$593,848	$207,679	$—	$—	$—	$—	$301,992	$728,197	$540,813
§ Written options premiums	$—	$21,667	$540,437	$—	$—	$671,613	$—	$—	$—	$—	$—	$—

66	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	67

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  April 30, 2014

		International
	International	Opportunities
	Equity Fund	Fund
ASSETS
Portfolio investments, at value*†	$3,742,806,878	$1,082,846,771
Affiliated investments, at value‡	426,855,915	—
Cash**	12,099,319	16,742,978
Cash – foreign^	3,404,629	121,684
Receivable from securities transactions	74,402,570	24,239,548
Receivable from Fund shares sold	2,814,327	20,062
Dividends and interest receivable	9,616,398	3,168,913
Other	138,610	5,421
Total assets	4,272,138,646	1,127,145,377
LIABILITIES
Management fees payable	146,515	48,734
Service agreement fees payable	17,560	75
Distribution fees payable	107,518	603
Due to affiliates	28,001	24,590
Payable for collateral for securities loaned	426,855,915	113,809,484
Payable for securities transactions	83,900,229	18,126,511
Payable for Fund shares redeemed	1,593,308	—
Accrued expenses and other payables	5,158,010	104,053
Total liabilities	517,807,056	132,114,050
NET ASSETS	$3,754,331,590	$995,031,327
NET ASSETS CONSIST OF:
Paid-in-capital	$3,494,088,420	$957,564,745
Undistributed net investment income (loss)	26,136,475	2,906,365
Accumulated net realized gain (loss) on total investments	(18,254,532)	(29,574,096)
Net unrealized appreciation (depreciation) on total investments	252,361,227	64,134,313
NET ASSETS	$3,754,331,590	$995,031,327
INSTITUTIONAL CLASS:
Net assets	$2,247,834,314	$987,971,659
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	189,708,378	90,438,992
Net asset value per share	$11.85	$10.92
PREMIER CLASS:
Net assets	$302,257,122	$1,094,434
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,565,557	100,285
Net asset value per share	$11.82	$10.91
RETIREMENT CLASS:
Net assets	$859,923,569	$3,651,422
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	70,276,421	334,835
Net asset value per share	$12.24	$10.91
RETAIL CLASS:
Net assets	$344,316,585	$2,313,812
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	42,597,376	212,259
Net asset value per share	$8.08	$10.90
* Includes securities loaned of	$406,811,272	$107,019,018
† Portfolio investments, cost	$3,485,828,537	$1,018,721,115
‡ Affiliated investments, cost	$426,855,915	$—
^ Foreign cash, cost	$3,394,274	$121,784

68	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2014

	Enhanced	Enhanced
	Large-Cap Growth	Large-Cap Value	Growth &	Large-Cap	Large-Cap
	Index Fund	Index Fund	Income Fund	Growth Fund	Value Fund
INVESTMENT INCOME
Dividends*	$12,189,778	$14,687,609	$30,690,932	$10,495,011	$57,212,059
Income from securities lending	96,474	130,079	614,235	133,763	842,060
Interest	1,506	302	3,674	7,018	2,770
Total income	12,287,758	14,817,990	31,308,841	10,635,792	58,056,889
EXPENSES
Management fees	2,604,082	2,507,176	8,838,386	5,320,379	9,868,724
Shareholder servicing – Institutional Class	1,398	1,292	2,428	1,555	2,375
Shareholder servicing – Premier Class	—	—	208	63	249
Shareholder servicing – Retirement Class	—	—	806,261	250,267	1,470,819
Shareholder servicing – Retail Class	—	—	332,267	324,319	54,985
Distribution fees – Premier Class	—	—	118,470	6,201	251,483
Distribution fees – Retail Class	—	—	1,107,523	655,960	162,827
Administrative service fees	38,845	36,973	101,995	60,029	114,803
Custody and accounting fees	13,338	20,945	45,023	24,839	40,314
Trustee fees and expenses	6,899	6,371	17,869	10,843	20,560
Other expenses	77,245	90,174	190,933	146,330	189,208
Total expenses	2,741,807	2,662,931	11,561,363	6,800,785	12,176,347
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—
Fee waiver by investment adviser and TPIS	—	—	—	—	—
Net expenses	2,741,807	2,662,931	11,561,363	6,800,785	12,176,347
Net Investment income (loss)	9,545,951	12,155,059	19,747,478	3,835,007	45,880,542
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	81,153,282	62,011,356	208,335,535	154,737,275	113,881,454
Futures transactions	—	—	—	—	—
Purchased options	—	—	102,302	—	—
Written options	—	333,843	1,141,017	96,319	20,389
Foreign currency transactions	—	17	(20,870)	42,200	(32,623)
Net realized gain (loss) on total investments	81,153,282	62,345,216	209,557,984	154,875,794	113,869,220
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(13,523,225)	43,074,437	28,963,558	(41,601,030)	180,103,538
Futures transactions	—	—	—	—	—
Purchased options	—	—	(133,391)	—	—
Written options	—	6,119	71,348	(4,664)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	10,206	1,786	2,723
Net change in unrealized appreciation (depreciation) on total investments	(13,523,225)	43,080,556	28,911,721	(41,603,908)	180,106,261
Net realized and unrealized gain (loss) on total investments	67,630,057	105,425,772	238,469,705	113,271,886	293,975,481
Net increase (decrease) in net assets from operations	$77,176,008	$117,580,831	$258,217,183	$117,106,893	$339,856,023
* Net of foreign withholding taxes of	$361	$—	$349,034	$467,642	$309,088
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	69

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended April 30, 2014

					Emerging	Enhanced			International
	Mid-Cap	Mid-Cap	Small-Cap	Social Choice	Markets	International	Global Natural	International	Opportunities
	Growth Fund	Value Fund	Equity Fund	Equity Fund	Equity Fund	Equity Index Fund	Resources Fund	Equity Fund	Fund
INVESTMENT INCOME
Dividends*	$6,954,050	$46,408,987	$14,687,190	$17,889,213	$5,723,548	$22,601,259	$2,709,715	$37,263,866	$7,136,657
Income from securities lending	383,460	428,831	1,010,260	217,362	95,975	473,358	62,496	1,141,775	384,479
Interest	2,997	10,750	1,119	14,661	274	913	7	14,214	2,507
Total income	7,340,507	46,848,568	15,698,569	18,121,236	5,819,797	23,075,530	2,772,218	38,419,855	7,523,643

EXPENSES
Management fees	4,189,539	9,804,491	5,321,579	1,379,881	2,994,552	2,066,073	774,959	8,581,941	2,729,793
Shareholder servicing – Institutional Class	1,484	3,593	1,823	6,061	1,023	1,024	568	11,538	916
Shareholder servicing – Premier Class	197	341	163	214	115	—	129	214	95
Shareholder servicing – Retirement Class	730,534	1,952,528	700,793	496,206	18,802	—	16,253	1,071,616	4,238
Shareholder servicing – Retail Class	70,911	86,960	51,556	73,516	4,600	—	5,205	183,657	886
Distribution fees – Premier Class	133,947	345,682	152,013	64,087	2,830	—	2,882	220,582	818
Distribution fees – Retail Class	228,700	326,666	130,422	413,596	7,705	—	8,402	420,222	2,516
Administrative service fees	46,653	110,729	60,193	45,069	17,210	21,564	5,599	87,839	42,245
Custody and accounting fees	21,284	26,889	22,843	25,314	179,479	52,804	28,787	188,183	83,985
Trustee fees and expenses	8,553	19,568	10,852	8,065	3,013	3,993	948	15,478	3,940
Other expenses	117,869	189,121	128,581	138,437	150,527	90,015	73,527	158,421	132,895
Total expenses	5,549,671	12,866,568	6,580,818	2,650,446	3,379,856	2,235,473	917,259	10,939,691	3,002,327
Less: Expenses reimbursed by the investment adviser	—	—	—	—	(23)	—	(80)	—	—
Fee waiver by investment adviser and TPIS	—	(208,309)	(279,974)	—	—	(229,563)	—	—	—
Net expenses	5,549,671	12,658,259	6,300,844	2,650,446	3,379,833	2,005,910	917,179	10,939,691	3,002,327
Net Investment income (loss)	1,790,836	34,190,309	9,397,725	15,470,790	2,439,964	21,069,620	1,855,039	27,480,164	4,521,316
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	162,036,759	83,229,113	215,942,987	17,154,394	(6,515,294)	23,355,666	2,591,876	227,149,001	(18,734,521)
Futures transactions	—	—	757,994	—	—	(18,496)	—	—	—
Purchased options	(564,227)	—	—	—	—	—	—	—	—
Written options	2,221,555	—	—	—	—	—	—	—	—
Foreign currency transactions	13,003	(161,246)	—	—	(153,739)	(158,745)	11,046	(912,160)	(314,808)
Net realized gain (loss) on total investments	163,707,090	83,067,867	216,700,981	17,154,394	(6,669,033)	23,178,425	2,602,922	226,236,841	(19,049,329)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(116,920,127)	274,778,539	(159,601,929)	98,295,909	(15,827,251)	9,260,180	5,401,952	(89,011,662)	23,924,460
Futures transactions	—	—	(191,943)	—	—	—	—	—	—
Purchased options	62,000	—	—	—	—	—	—	—	—
Written options	(656,324)	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	1,658	4,895	—	—	18,668	28,474	(7,761)	113,539	4,072
Net change in unrealized appreciation (depreciation) on total investments	(117,512,793)	274,783,434	(159,793,872)	98,295,909	(15,808,583)	9,288,654	5,394,191	(88,898,123)	23,928,532
Net realized and unrealized gain (loss) on total investments	46,194,297	357,851,301	56,907,109	115,450,303	(22,477,616)	32,467,079	7,997,113	137,338,718	4,879,203
Net increase (decrease) in net assets from operations	$47,985,133	$392,041,610	$66,304,834	$130,921,093	$(20,037,652)	$53,536,699	$9,852,152	$164,818,882	$9,400,519
* Net of foreign withholding taxes of	$47,081	$90,850	$—	$—	$543,214	$1,418,732	$118,631	$2,749,236	$701,305
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$(647,946)	$—	$66,418	$(4,685,845)	$—

70	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	71

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Enhanced Large-Cap		Enhanced Large-Cap
		Growth Index Fund		Value Index Fund		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$9,545,951	$16,251,548	$12,155,059	$23,402,311	$19,747,478	$42,111,199	$3,835,007	$9,515,337	$45,880,542	$63,085,355	$1,790,836	$5,369,377
Net realized gain (loss) on total investments		81,153,282	104,907,254	62,345,216	93,933,619	209,557,984	398,588,453	154,875,794	156,579,560	113,869,220	304,753,487	163,707,090	235,033,796
Net change in unrealized appreciation (depreciation) on total investments		(13,523,225)	163,779,856	43,080,556	200,850,347	28,911,721	443,037,695	(41,603,908)	385,496,350	180,106,261	628,050,749	(117,512,793)	209,856,953
Net increase (decrease) in net assets from operations		77,176,008	284,938,658	117,580,831	318,186,277	258,217,183	883,737,347	117,106,893	551,591,247	339,856,023	995,889,591	47,985,133	450,260,126

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,277,142)	(13,467,418)	(21,402,352)	(23,740,235)	(13,764,728)	(25,972,740)	(5,906,726)	(5,019,629)	(38,853,802)	(34,663,108)	(2,173,150)	(4,397,684)
	Premier Class	—	—	—	—	(787,759)	(1,852,441)	(15,323)	(10,066)	(4,106,901)	(4,574,026)	(179,439)	(936,632)
	Retirement Class	—	—	—	—	(2,760,522)	(6,483,714)	(337,605)	(256,484)	(12,956,342)	(13,360,757)	(45,701)	(2,436,490)
	Retail Class	—	—	—	—	(2,578,035)	(5,979,036)	(115,105)	(125,368)	(1,379,703)	(1,358,584)	(193)	(531,254)
From realized gains:	Institutional Class	(104,648,294)	(38,945,379)	(95,790,435)	(24,068,164)	(241,261,848)	(68,916,536)	(108,946,272)	(29,862,490)	(195,284,347)	(6,499,984)	(111,676,979)	(29,551,493)
	Premier Class	—	—	—	—	(16,983,431)	(6,020,633)	(420,912)	(117,536)	(23,065,101)	(920,597)	(22,426,901)	(7,841,922)
	Retirement Class	—	—	—	—	(63,371,865)	(22,875,752)	(13,545,385)	(3,128,923)	(78,284,367)	(2,871,196)	(70,849,935)	(24,982,389)
	Retail Class	—	—	—	—	(71,958,374)	(24,099,778)	(34,274,237)	(10,503,061)	(8,895,350)	(313,921)	(22,425,268)	(6,632,090)
Total distributions		(119,925,436)	(52,412,797)	(117,192,787)	(47,808,399)	(413,466,562)	(162,200,630)	(163,561,565)	(49,023,557)	(362,825,913)	(64,562,173)	(229,777,566)	(77,309,954)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	155,414,278	256,731,902	149,082,295	163,550,770	276,574,409	448,913,662	234,045,243	258,487,355	304,910,765	651,209,525	100,028,337	228,112,657
	Premier Class	—	—	—	—	23,029,279	35,673,779	8,039,159	5,850,180	56,410,434	98,898,703	27,471,490	42,481,138
	Retirement Class	—	—	—	—	53,267,107	110,289,391	46,011,172	60,298,071	104,298,417	247,014,142	37,941,184	66,152,917
	Retail Class	—	—	—	—	41,966,311	76,388,203	34,021,968	26,751,318	11,355,986	30,339,506	18,094,902	36,538,467
Reinvestments of distributions:	Institutional Class	119,925,436	52,412,797	117,192,787	47,808,399	239,459,664	77,453,732	114,824,906	34,877,806	233,925,502	41,090,954	112,333,047	33,376,560
	Premier Class	—	—	—	—	17,771,190	7,873,074	436,235	127,602	27,172,002	5,494,623	22,606,340	8,778,554
	Retirement Class	—	—	—	—	66,112,412	29,351,245	13,854,787	3,385,019	91,195,715	16,230,552	70,895,636	27,418,878
	Retail Class	—	—	—	—	72,297,861	29,271,966	33,516,888	10,384,263	9,980,736	1,620,094	21,750,742	6,960,603
Redemptions:	Institutional Class	(38,682,020)	(78,216,178)	(46,049,508)	(116,280,819)	(103,060,442)	(173,592,703)	(80,981,260)	(141,709,412)	(77,703,807)	(211,328,400)	(104,935,692)	(107,100,520)
	Premier Class	—	—	—	—	(42,495,949)	(57,914,860)	(7,839,320)	(6,350,155)	(56,972,923)	(117,710,247)	(32,210,477)	(73,045,221)
	Retirement Class	—	—	—	—	(57,972,727)	(164,544,746)	(46,047,525)	(22,832,133)	(116,693,079)	(141,459,250)	(55,974,443)	(121,214,592)
	Retail Class	—	—	—	—	(47,707,012)	(86,527,313)	(23,121,374)	(45,586,851)	(10,940,161)	(18,420,858)	(16,528,049)	(29,300,442)
Net increase (decrease) from shareholder transactions		236,657,694	230,928,521	220,225,574	95,078,350	539,242,103	332,635,430	326,760,879	183,683,063	576,939,587	602,979,344	201,473,017	119,158,999
Net increase (decrease) in net assets		193,908,266	463,454,382	220,613,618	365,456,228	383,992,724	1,054,172,147	280,306,207	686,250,753	553,969,697	1,534,306,762	19,680,584	492,109,171

NET ASSETS
Beginning of period		1,471,090,512	1,007,636,130	1,415,632,874	1,050,176,646	3,957,805,932	2,903,633,785	2,271,510,526	1,585,259,773	4,457,245,855	2,922,939,093	1,839,777,154	1,347,667,983
End of period		$1,664,998,778	$1,471,090,512	$1,636,246,492	$1,415,632,874	$4,341,798,656	$3,957,805,932	$2,551,816,733	$2,271,510,526	$5,011,215,552	$4,457,245,855	$1,859,457,738	$1,839,777,154
Undistributed net investment income (loss) included in net assets		$5,667,800	$11,398,991	$7,336,843	$16,584,136	$2,819,707	$2,963,273	$3,964,669	$6,504,421	$32,466,975	$43,883,181	$2,041,020	$2,648,667

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	13,775,344	25,152,950	14,196,986	17,799,821	22,829,628	40,662,376	15,589,633	19,793,156	17,324,157	40,718,752	4,193,677	10,216,460
	Premier Class	—	—	—	—	1,844,345	3,184,004	533,339	445,389	3,154,081	6,120,644	1,137,416	1,909,962
	Retirement Class	—	—	—	—	4,320,318	9,742,387	3,049,068	4,598,012	5,929,449	15,493,902	1,625,791	3,030,943
	Retail Class	—	—	—	—	2,766,001	5,602,264	2,250,057	2,050,592	663,090	1,918,590	777,328	1,658,078
Shares reinvested:	Institutional Class	11,104,207	5,672,381	11,801,892	5,732,422	20,830,293	7,650,412	7,870,110	3,009,301	13,891,063	2,924,623	5,096,781	1,741,083
	Premier Class	—	—	—	—	1,544,075	771,520	29,900	11,010	1,616,419	391,634	1,030,371	459,610
	Retirement Class	—	—	—	—	5,675,210	2,849,482	952,874	292,822	5,431,549	1,157,671	3,280,687	1,454,582
	Retail Class	—	—	—	—	5,000,097	2,344,565	2,298,826	895,968	611,565	118,601	1,006,047	368,872
Shares redeemed:	Institutional Class	(3,423,085)	(7,623,163)	(4,422,259)	(11,969,931)	(8,461,341)	(15,423,677)	(5,363,742)	(11,009,934)	(4,402,917)	(12,961,310)	(4,374,626)	(4,988,415)
	Premier Class	—	—	—	—	(3,474,692)	(5,345,020)	(536,457)	(486,534)	(3,240,819)	(7,207,177)	(1,367,609)	(3,320,352)
	Retirement Class	—	—	—	—	(4,666,658)	(14,406,822)	(3,113,649)	(1,766,305)	(6,627,962)	(8,838,343)	(2,396,012)	(5,688,470)
	Retail Class	—	—	—	—	(3,137,337)	(6,342,101)	(1,536,152)	(3,530,023)	(646,154)	(1,165,984)	(718,463)	(1,349,830)
Net increase (decrease) from shareholder transactions		21,456,466	23,202,168	21,576,619	11,562,312	45,069,939	31,289,390	22,023,807	14,303,454	33,703,521	38,671,603	9,291,388	5,492,523

72	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	73

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Mid-Cap Value Fund		Small-Cap Equity Fund		Social Choice Equity Fund		Emerging Markets Equity Fund		Enhanced International Equity Index Fund		Global Natural Resources Fund
		April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$34,190,309	$57,288,103	$9,397,725	$19,124,642	$15,470,790	$25,335,407	$2,439,964	$7,497,267	$21,069,620	$25,065,413	$1,855,039	$5,964,712
Net realized gain (loss) on total investments		83,067,867	275,841,921	216,700,981	196,849,356	17,154,394	24,590,357	(6,669,033)	6,219,756	23,178,425	48,331,272	2,602,922	(21,825,670)
Net change in unrealized appreciation (depreciation) on total investments		274,783,434	697,753,971	(159,793,872)	428,800,031	98,295,909	340,113,940	(15,808,583)	37,870,386	9,288,654	125,289,652	5,394,191	14,859,784
Net increase (decrease) in net assets from operations		392,041,610	1,030,883,995	66,304,834	644,774,029	130,921,093	390,039,704	(20,037,652)	51,587,409	53,536,699	198,686,337	9,852,152	(1,001,174)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(27,146,554)	(24,226,412)	(12,320,624)	(11,308,204)	(13,909,993)	(12,778,678)	(4,860,905)	(6,823,353)	(28,489,144)	(25,469,837)	(4,052,040)	(4,781,428)
	Premier Class	(5,132,729)	(5,681,008)	(1,553,436)	(1,660,428)	(1,135,221)	(1,414,210)	(25,611)	(20,775)	—	—	(72,022)	(49,581)
	Retirement Class	(15,342,833)	(18,504,300)	(3,945,622)	(4,439,347)	(4,647,450)	(5,458,025)	(69,786)	(110,035)	—	—	(214,314)	(191,608)
	Retail Class	(2,311,073)	(3,265,074)	(699,178)	(548,391)	(4,144,469)	(4,306,526)	(20,940)	(41,109)	—	—	(99,017)	(98,573)
From realized gains:	Institutional Class	(131,561,589)	(25,110,963)	(121,598,446)	(17,443,993)	(8,877,865)	—	—	—	(30,786,587)	—	—	—
	Premier Class	(28,003,259)	(6,417,385)	(16,664,382)	(2,917,648)	(804,586)	—	—	—	—	—	—	—
	Retirement Class	(92,022,594)	(22,402,003)	(45,154,576)	(8,782,533)	(3,543,313)	—	—	—	—	—	—	—
	Retail Class	(15,555,473)	(4,075,134)	(8,412,775)	(1,268,631)	(3,175,710)	—	—	—	—	—	—	—
Total distributions		(317,076,104)	(109,682,279)	(210,349,039)	(48,369,175)	(40,238,607)	(23,957,439)	(4,977,242)	(6,995,272)	(59,275,731)	(25,469,837)	(4,437,393)	(5,121,190)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	227,206,247	475,774,247	147,991,544	260,302,530	164,211,144	216,099,106	110,658,377	122,375,900	141,133,198	200,738,462	26,247,281	86,648,042
	Premier Class	58,926,684	107,104,158	27,671,056	40,594,283	14,409,897	25,353,399	1,026,115	2,561,267	—	—	467,800	2,030,087
	Retirement Class	146,869,237	226,783,579	27,723,359	47,907,438	31,507,355	64,358,282	2,842,104	9,315,512	—	—	1,596,663	5,716,330
	Retail Class	36,003,881	132,200,836	10,267,788	17,182,861	49,797,761	61,875,125	762,278	2,263,079	—	—	627,913	2,693,221
Reinvestments of distributions:	Institutional Class	156,521,563	48,414,337	133,818,964	28,714,547	21,494,424	11,693,949	4,860,904	6,823,353	59,275,731	25,469,837	4,052,040	4,781,428
	Premier Class	33,135,988	12,098,393	18,217,818	4,578,076	1,938,909	1,414,134	25,611	20,775	—	—	71,917	49,581
	Retirement Class	107,204,211	40,888,940	49,091,097	13,220,509	8,182,132	5,454,719	69,786	110,035	—	—	214,314	191,608
	Retail Class	17,448,552	7,199,620	8,879,010	1,760,127	6,992,427	4,074,066	20,508	39,972	—	—	96,465	95,084
Redemptions:	Institutional Class	(150,848,869)	(159,809,072)	(68,599,571)	(128,068,144)	(48,241,422)	(99,267,047)	(32,817,365)	(91,512,635)	(15,894,452)	(214,248,745)	(53,129,439)	(93,500,406)
	Premier Class	(67,293,172)	(137,532,641)	(27,861,967)	(62,984,860)	(22,795,626)	(40,038,586)	(1,076,222)	(779,242)	—	—	(643,072)	(487,263)
	Retirement Class	(178,741,417)	(292,439,099)	(50,385,075)	(147,161,353)	(49,873,616)	(78,115,784)	(1,769,799)	(5,756,165)	—	—	(3,503,663)	(3,333,691)
	Retail Class	(37,672,811)	(151,226,160)	(7,580,146)	(11,523,493)	(28,461,642)	(40,111,185)	(551,222)	(1,555,746)	—	—	(713,469)	(1,898,602)
Net increase (decrease) from shareholder transactions		348,760,094	309,457,138	269,233,877	64,522,521	149,161,743	132,790,178	84,051,075	43,906,105	184,514,477	11,959,554	(24,615,250)	2,985,419
Net increase (decrease) in net assets		423,725,600	1,230,658,854	125,189,672	660,927,375	239,844,229	498,872,443	59,036,181	88,498,242	178,775,445	185,176,054	(19,200,491)	(3,136,945)

NET ASSETS
Beginning of period		4,436,376,745	3,205,717,891	2,341,360,330	1,680,432,955	1,731,655,151	1,232,782,708	702,485,791	613,987,549	821,835,511	636,659,457	261,725,814	264,862,759
End of period		$4,860,102,345	$4,436,376,745	$2,466,550,002	$2,341,360,330	$1,971,499,380	$1,731,655,151	$761,521,972	$702,485,791	$1,000,610,956	$821,835,511	$242,525,323	$261,725,814
Undistributed net investment income (loss) included in net assets		$19,641,646	$35,384,526	$1,122,285	$10,243,420	$10,383,710	$18,750,053	$1,574,462	$4,111,740	$17,405,176	$24,824,699	$1,402,019	$3,984,373

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,829,919	22,955,087	7,759,402	15,488,466	10,672,740	16,143,766	10,379,082	11,173,749	17,300,490	27,275,826	2,719,421	8,714,210
	Premier Class	2,524,250	5,081,574	1,436,614	2,320,371	937,206	1,889,023	94,872	235,676	—	—	47,792	202,550
	Retirement Class	6,437,485	10,983,536	1,474,212	2,841,253	2,028,070	4,670,740	265,226	848,382	—	—	161,579	569,263
	Retail Class	1,589,889	6,704,641	549,215	1,005,829	3,529,580	4,996,614	71,567	206,852	—	—	64,226	268,512
Shares reinvested:	Institutional Class	7,160,181	2,655,751	7,463,411	2,008,010	1,449,388	1,002,911	451,757	635,914	7,698,147	3,751,080	428,334	479,582
	Premier Class	1,517,910	664,382	1,018,894	320,594	131,008	121,594	2,380	1,935	—	—	7,610	4,973
	Retirement Class	4,926,664	2,251,594	2,779,790	936,297	544,749	461,873	6,504	10,274	—	—	22,655	19,218
	Retail Class	813,074	401,764	505,926	125,276	514,906	380,754	1,910	3,732	—	—	10,208	9,537
Shares redeemed:	Institutional Class	(6,545,744)	(7,904,262)	(3,587,532)	(7,952,317)	(3,123,455)	(7,482,629)	(3,021,111)	(8,284,192)	(1,973,063)	(27,047,788)	(5,381,314)	(9,476,548)
	Premier Class	(2,935,629)	(6,644,252)	(1,480,792)	(3,683,136)	(1,495,120)	(3,152,127)	(100,695)	(70,591)	—	—	(66,582)	(49,831)
	Retirement Class	(7,808,751)	(14,130,690)	(2,672,621)	(9,341,111)	(3,200,124)	(5,845,839)	(165,699)	(530,543)	—	—	(353,445)	(339,287)
	Retail Class	(1,662,687)	(7,008,298)	(409,892)	(704,066)	(2,007,996)	(3,359,968)	(51,908)	(142,518)	—	—	(72,087)	(192,681)
Net increase (decrease) from shareholder transactions		15,846,561	16,010,827	14,836,627	3,365,466	9,980,952	9,826,712	7,933,885	4,088,670	23,025,574	3,979,118	(2,411,603)	209,498

74	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	75

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		International Equity Fund		International Opportunities Fund
		April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013*
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$27,480,164	$57,654,382	$4,521,316	$1,670,330
Net realized gain (loss) on total investments		226,236,841	605,321,192	(19,049,329)	(10,522,645)
Net change in unrealized appreciation (depreciation) on total investments		(88,898,123)	140,577,477	23,928,532	40,205,781
Net increase (decrease) in net assets from operations		164,818,882	803,553,051	9,400,519	31,353,466

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(32,320,680)	(28,285,771)	(3,274,344)	—
	Premier Class	(4,432,285)	(4,564,092)	(3,020)	—
	Retirement Class	(11,288,784)	(11,487,152)	(8,071)	—
	Retail Class	(6,663,675)	(6,326,126)	(3,066)	—
From realized gains:	Institutional Class	—	—	—	—
	Premier Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	—	—	—	—
Total distributions		(54,705,424)	(50,663,141)	(3,288,501)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	259,266,640	484,480,309	237,649,594	764,379,280
	Premier Class	37,827,589	58,299,071	1	1,000,021
	Retirement Class	48,683,899	98,236,698	1,477,652	2,615,138
	Retail Class	17,613,127	41,304,573	1,041,473	1,628,485
Reinvestments of distributions:	Institutional Class	32,274,582	28,223,602	3,245,022	—
	Premier Class	4,432,285	4,564,092	3,020	—
	Retirement Class	11,280,501	11,479,120	8,071	—
	Retail Class	6,457,739	6,126,574	2,993	—
Redemptions:	Institutional Class	(167,925,971)	(529,758,063)	(37,192,919)	(17,194,921)
	Premier Class	(41,737,352)	(93,970,526)	—	(20)
	Retirement Class	(90,323,879)	(151,586,821)	(510,678)	(85,855)
	Retail Class	(16,682,169)	(55,268,241)	(305,535)	(194,979)
Net increase (decrease) from shareholder transactions		101,166,991	(97,869,612)	205,418,694	752,147,149
Net increase (decrease) in net assets		211,280,449	655,020,298	211,530,712	783,500,615

NET ASSETS
Beginning of period		3,543,051,141	2,888,030,843	783,500,615	—
End of period		$3,754,331,590	$3,543,051,141	$995,031,327	$783,500,615
Undistributed net investment income (loss) included in net assets		$26,136,475	$53,361,735	$2,906,365	$1,673,550

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,268,294	48,141,547	21,960,906	73,224,874
	Premier Class	3,279,734	5,721,972	—	100,002
	Retirement Class	4,034,766	9,389,137	134,565	254,696
	Retail Class	2,215,979	6,074,431	95,730	162,240
Shares reinvested:	Institutional Class	2,894,581	3,015,342	305,558	—
	Premier Class	397,871	488,138	285	—
	Retirement Class	978,361	1,187,086	761	—
	Retail Class	847,472	949,857	282	—
Shares redeemed:	Institutional Class	(14,574,007)	(53,533,277)	(3,314,893)	(1,737,453)
	Premier Class	(3,619,752)	(9,516,063)	—	(2)
	Retirement Class	(7,546,389)	(14,573,775)	(46,605)	(8,582)
	Retail Class	(2,090,356)	(7,968,472)	(27,356)	(18,637)
Net increase (decrease) from shareholder transactions		9,086,554	(10,624,077)	19,109,233	71,977,138
* For the period April 12, 2013 to October 31, 2013

76	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/14	§	$11.53	$0.07		$0.49	$0.56	$(0.12)	$(0.80)	$(0.92)	$11.17
	10/31/13		9.65	0.14		2.22	2.36	(0.12)	(0.36)	(0.48)	11.53
	10/31/12		9.54	0.11		0.93	1.04	(0.10)	(0.83)	(0.93)	9.65
	10/31/11		9.05	0.10		0.86	0.96	(0.09)	(0.38)	(0.47)	9.54
	10/31/10	†	8.63	0.00	[d]	0.42	0.42	—	—	—	9.05
	9/30/10		7.77	0.10		0.85	0.95	(0.09)	—	(0.09)	8.63
	9/30/09		7.99	0.09		(0.27)	(0.18)	(0.04)	—	(0.04)	7.77

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/14	§	10.64	0.08		0.72	0.80	(0.16)	(0.70)	(0.86)	10.58
	10/31/13		8.64	0.18		2.20	2.38	(0.19)	(0.19)	(0.38)	10.64
	10/31/12		8.01	0.17		0.94	1.11	(0.15)	(0.33)	(0.48)	8.64
	10/31/11		7.72	0.15		0.32	0.47	(0.11)	(0.07)	(0.18)	8.01
	10/31/10	†	7.48	0.01		0.23	0.24	—	—	—	7.72
	9/30/10		7.10	0.14		0.36	0.50	(0.12)	—	(0.12)	7.48
	9/30/09		8.03	0.15		(0.97)	(0.82)	(0.11)	—	(0.11)	7.10

GROWTH & INCOME FUND
Institutional Class:	4/30/14	§	12.64	0.06		0.71	0.77	(0.07)	(1.31)	(1.38)	12.03
	10/31/13		10.34	0.15		2.76	2.91	(0.16)	(0.45)	(0.61)	12.64
	10/31/12		9.21	0.13		1.22	1.35	(0.14)	(0.08)	(0.22)	10.34
	10/31/11		8.53	0.10		0.68	0.78	(0.10)	—	(0.10)	9.21
	10/31/10	†	8.22	0.00	[d]	0.31	0.31	—	—	—	8.53
	9/30/10		7.83	0.10		0.39	0.49	(0.10)	—	(0.10)	8.22
	9/30/09		8.16	0.11		(0.32)	(0.21)	(0.12)	—	(0.12)	7.83
Premier Class:	4/30/14	§	12.65	0.06		0.69	0.75	(0.06)	(1.31)	(1.37)	12.03
	10/31/13		10.35	0.14		2.75	2.89	(0.14)	(0.45)	(0.59)	12.65
	10/31/12		9.21	0.12		1.23	1.35	(0.13)	(0.08)	(0.21)	10.35
	10/31/11		8.53	0.09		0.68	0.77	(0.09)	—	(0.09)	9.21
	10/31/10	†	8.23	0.00	[d]	0.30	0.30	—	—	—	8.53
	9/30/10		7.83	0.09		0.40	0.49	(0.09)	—	(0.09)	8.23
	9/30/09	#	7.83	0.00	[d]	—	0.00 [d]	—	—	—	7.83
Retirement Class:	4/30/14	§	12.79	0.05		0.70	0.75	(0.05)	(1.31)	(1.36)	12.18
	10/31/13		10.46	0.13		2.78	2.91	(0.13)	(0.45)	(0.58)	12.79
	10/31/12		9.31	0.11		1.24	1.35	(0.12)	(0.08)	(0.20)	10.46
	10/31/11		8.62	0.08		0.69	0.77	(0.08)	—	(0.08)	9.31
	10/31/10	†	8.31	0.00	[d]	0.31	0.31	—	—	—	8.62
	9/30/10		7.91	0.08		0.40	0.48	(0.08)	—	(0.08)	8.31
	9/30/09		8.25	0.09		(0.33)	(0.24)	(0.10)	—	(0.10)	7.91
Retail Class:	4/30/14	§	15.55	0.06		0.87	0.93	(0.05)	(1.31)	(1.36)	15.12
	10/31/13		12.59	0.14		3.38	3.52	(0.11)	(0.45)	(0.56)	15.55
	10/31/12		11.16	0.12		1.49	1.61	(0.10)	(0.08)	(0.18)	12.59
	10/31/11		10.32	0.10		0.82	0.92	(0.08)	—	(0.08)	11.16
	10/31/10	†	9.95	0.00	[d]	0.37	0.37	—	—	—	10.32
	9/30/10		9.45	0.10		0.48	0.58	(0.08)	—	(0.08)	9.95
	9/30/09		9.83	0.12		(0.40)	(0.28)	(0.10)	—	(0.10)	9.45

78	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/14	§	5.15%[b]		$1,664,999		0.35%[c]		0.35%[c]		1.22%[c]		48%[b]
	10/31/13		25.73		1,471,091		0.37		0.37		1.34		104
	10/31/12		12.07		1,007,636		0.38		0.38		1.16		150
	10/31/11		10.78		818,884		0.38		0.37		1.05		121
	10/31/10	†	4.87	[b]	777,478		0.47	[c]	0.40	[c]	0.41	[c]	8	[b]
	9/30/10		12.22		737,787		0.40		0.39		1.21		130
	9/30/09		(2.04)		495,248		0.45		0.40		1.39		141

ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/14	§	8.16	[b]	1,636,246		0.35	[c]	0.35	[c]	1.61	[c]	39	[b]
	10/31/13		28.65		1,415,633		0.36		0.36		1.86		80
	10/31/12		14.73		1,050,177		0.38		0.38		2.12		87
	10/31/11		6.19		800,221		0.38		0.37		1.79		114
	10/31/10	†	3.21	[b]	752,004		0.47	[c]	0.40	[c]	1.44	[c]	10	[b]
	9/30/10		7.12		726,396		0.40		0.39		1.87		54
	9/30/09		(10.01)		498,134		0.45		0.40		2.50		66

GROWTH & INCOME FUND
Institutional Class:	4/30/14	§	6.61	[b]	2,618,475		0.44	[c]	0.44	[c]	1.06	[c]	51	[b]
	10/31/13		29.53		2,307,313		0.45		0.45		1.35		146
	10/31/12		14.83		1,547,720		0.46		0.46		1.33		111
	10/31/11		9.20		1,105,465		0.47		0.47		1.09		116
	10/31/10	†	3.77	[b]	684,913		0.53	[c]	0.52	[c]	0.42	[c]	13	[b]
	9/30/10		6.27		600,386		0.48		0.48		1.23		126
	9/30/09		(2.34)		391,884		0.53		0.51		1.62		133
Premier Class:	4/30/14	§	6.52	[b]	160,110		0.59	[c]	0.59	[c]	0.92	[c]	51	[b]
	10/31/13		29.20		169,367		0.60		0.60		1.23		146
	10/31/12		14.77		152,950		0.61		0.61		1.20		111
	10/31/11		9.03		126,358		0.62		0.62		0.95		116
	10/31/10	†	3.65	[b]	112,196		0.68	[c]	0.67	[c]	0.22	[c]	13	[b]
	9/30/10		6.25		72,282		0.64		0.64		1.07		126
	9/30/09	#	0.00	[b]	250		221.06	[c]	0.67	[c]	0.00	[c]	133
Retirement Class:	4/30/14	§	6.47	[b]	658,645		0.69	[c]	0.69	[c]	0.82	[c]	51	[b]
	10/31/13		29.05		623,206		0.70		0.70		1.12		146
	10/31/12		14.61		528,574		0.71		0.71		1.08		111
	10/31/11		8.92		393,410		0.72		0.72		0.86		116
	10/31/10	†	3.73	[b]	513,285		0.78	[c]	0.77	[c]	0.18	[c]	13	[b]
	9/30/10		6.07		545,887		0.73		0.73		0.98		126
	9/30/09		(2.66)		488,991		0.78		0.75		1.36		133
Retail Class:	4/30/14	§	6.42	[b]	904,568		0.77	[c]	0.77	[c]	0.74	[c]	51	[b]
	10/31/13		28.98		857,921		0.79		0.79		1.03		146
	10/31/12		14.52		674,389		0.82		0.82		0.99		111
	10/31/11		8.90		569,318		0.72		0.72		0.85		116
	10/31/10	†	3.72	[b]	501,950		0.75	[c]	0.74	[c]	0.20	[c]	13	[b]
	9/30/10		6.17		487,427		0.66		0.66		1.04		126
	9/30/09		(2.63)		475,828		0.94		0.70		1.48		133

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/14	§	$15.11	$0.03		$0.76	$0.79	$(0.06)	$(1.04)	$(1.10)	$14.80
	10/31/13		11.65	0.08		3.75	3.83	(0.05)	(0.32)	(0.37)	15.11
	10/31/12		10.64	0.05		1.09	1.14	(0.03)	(0.10)	(0.13)	11.65
	10/31/11		9.91	0.04		0.72	0.76	(0.03)	—	(0.03)	10.64
	10/31/10	†	9.38	0.00	[d]	0.53	0.53	—	—	—	9.91
	9/30/10		8.51	0.04		0.88	0.92	(0.05)	—	(0.05)	9.38
	9/30/09		8.96	0.06		(0.44)	(0.38)	(0.07)	—	(0.07)	8.51
Premier Class:	4/30/14	§	15.10	0.02		0.75	0.77	(0.04)	(1.04)	(1.08)	14.79
	10/31/13		11.63	0.06		3.76	3.82	(0.03)	(0.32)	(0.35)	15.10
	10/31/12		10.62	0.04		1.09	1.13	(0.02)	(0.10)	(0.12)	11.63
	10/31/11		9.90	0.02		0.73	0.75	(0.03)	—	(0.03)	10.62
	10/31/10	†	9.38	0.00	[d]	0.52	0.52	—	—	—	9.90
	9/30/10		8.51	0.02		0.90	0.92	(0.05)	—	(0.05)	9.38
	9/30/09	#	8.51	0.00	[d]	—	0.00 [d]	—	—	—	8.51
Retirement Class:	4/30/14	§	15.04	0.01		0.76	0.77	(0.03)	(1.04)	(1.07)	14.74
	10/31/13		11.60	0.04		3.75	3.79	(0.03)	(0.32)	(0.35)	15.04
	10/31/12		10.60	0.03		1.08	1.11	(0.01)	(0.10)	(0.11)	11.60
	10/31/11		9.87	0.01		0.73	0.74	(0.01)	—	(0.01)	10.60
	10/31/10	†	9.35	0.00	[d]	0.52	0.52	—	—	—	9.87
	9/30/10		8.48	0.02		0.88	0.90	(0.03)	—	(0.03)	9.35
	9/30/09		8.90	0.04		(0.42)	(0.38)	(0.04)	—	(0.04)	8.48
Retail Class:	4/30/14	§	15.06	0.00	[d]	0.75	0.75	0.00 [d]	(1.04)	(1.04)	14.77
	10/31/13		11.61	0.03		3.74	3.77	0.00 [d]	(0.32)	(0.32)	15.06
	10/31/12		10.61	0.01		1.09	1.10	0.00 [d]	(0.10)	(0.10)	11.61
	10/31/11		9.89	0.01		0.72	0.73	(0.01)	—	(0.01)	10.61
	10/31/10	†	9.37	0.00	[d]	0.52	0.52	—	—	—	9.89
	9/30/10		8.49	0.02		0.89	0.91	(0.03)	—	(0.03)	9.37
	9/30/09		8.93	0.04		(0.43)	(0.39)	(0.05)	—	(0.05)	8.49

LARGE-CAP VALUE FUND
Institutional Class:	4/30/14	§	18.13	0.18		1.09	1.27	(0.24)	(1.23)	(1.47)	17.93
	10/31/13		14.11	0.29		4.05	4.34	(0.27)	(0.05)	(0.32)	18.13
	10/31/12		12.27	0.26		1.77	2.03	(0.19)	—	(0.19)	14.11
	10/31/11		12.21	0.19		0.03	0.22	(0.16)	—	(0.16)	12.27
	10/31/10	†	11.83	0.01		0.37	0.38	—	—	—	12.21
	9/30/10		11.14	0.18		0.66	0.84	(0.15)	—	(0.15)	11.83
	9/30/09		11.56	0.19		(0.35)	(0.16)	(0.26)	—	(0.26)	11.14
Premier Class:	4/30/14	§	18.09	0.16		1.09	1.25	(0.22)	(1.23)	(1.45)	17.89
	10/31/13		14.08	0.27		4.04	4.31	(0.25)	(0.05)	(0.30)	18.09
	10/31/12		12.24	0.24		1.77	2.01	(0.17)	—	(0.17)	14.08
	10/31/11		12.20	0.17		0.02	0.19	(0.15)	—	(0.15)	12.24
	10/31/10	†	11.82	0.01		0.37	0.38	—	—	—	12.20
	9/30/10		11.14	0.16		0.66	0.82	(0.14)	—	(0.14)	11.82
	9/30/09	#	11.14	0.00	[d]	—	0.00 [d]	—	—	—	11.14
Retirement Class:	4/30/14	§	18.05	0.16		1.08	1.24	(0.20)	(1.23)	(1.43)	17.86
	10/31/13		14.05	0.25		4.03	4.28	(0.23)	(0.05)	(0.28)	18.05
	10/31/12		12.21	0.22		1.77	1.99	(0.15)	—	(0.15)	14.05
	10/31/11		12.15	0.16		0.03	0.19	(0.13)	—	(0.13)	12.21
	10/31/10	†	11.78	0.01		0.36	0.37	—	—	—	12.15
	9/30/10		11.10	0.14		0.66	0.80	(0.12)	—	(0.12)	11.78
	9/30/09		11.51	0.17		(0.35)	(0.18)	(0.23)	—	(0.23)	11.10
Retail Class:	4/30/14	§	17.57	0.15		1.05	1.20	(0.19)	(1.23)	(1.42)	17.35
	10/31/13		13.68	0.22		3.94	4.16	(0.22)	(0.05)	(0.27)	17.57
	10/31/12		11.91	0.20		1.72	1.92	(0.15)	—	(0.15)	13.68
	10/31/11		11.86	0.15		0.03	0.18	(0.13)	—	(0.13)	11.91
	10/31/10	†	11.49	0.01		0.36	0.37	—	—	—	11.86
	9/30/10		10.84	0.14		0.64	0.78	(0.13)	—	(0.13)	11.49
	9/30/09		11.26	0.17		(0.34)	(0.17)	(0.25)	—	(0.25)	10.84

80	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/14	§	5.30%[b]		$1,816,867		0.46%[c]		0.46%[c]		0.42%[c]		43%[b]
	10/31/13		33.71		1,581,268		0.46		0.46		0.61		102
	10/31/12		10.95		1,082,094		0.47		0.47		0.48		148
	10/31/11		7.71		843,064		0.48		0.48		0.34		160
	10/31/10	†	5.65	[b]	542,509		0.58	[c]	0.52	[c]	(0.22)[c]		18	[b]
	9/30/10		10.82		497,251		0.50		0.50		0.45		214
	9/30/09		(3.97)		333,710		0.53		0.50		0.76		269
Premier Class:	4/30/14	§	5.18	[b]	5,403		0.61	[c]	0.61	[c]	0.27	[c]	43	[b]
	10/31/13		33.68		5,110		0.62		0.62		0.48		102
	10/31/12		10.72		4,288		0.63		0.63		0.35		148
	10/31/11		7.55		10,205		0.63		0.63		0.20		160
	10/31/10	†	5.54	[b]	6,771		0.73	[c]	0.67	[c]	(0.36)[c]		18	[b]
	9/30/10		10.78		4,650		0.66		0.66		0.26		214
	9/30/09	#	0.00	[b]	250		221.05	[c]	0.67	[c]	0.00	[c]	269
Retirement Class:	4/30/14	§	5.18	[b]	200,498		0.71	[c]	0.71	[c]	0.16	[c]	43	[b]
	10/31/13		33.49		191,225		0.71		0.71		0.34		102
	10/31/12		10.57		111,273		0.72		0.72		0.23		148
	10/31/11		7.49		69,209		0.73		0.73		0.10		160
	10/31/10	†	5.56	[b]	40,808		0.83	[c]	0.77	[c]	(0.47)[c]		18	[b]
	9/30/10		10.65		38,261		0.75		0.75		0.20		214
	9/30/09		(4.17)		39,754		0.77		0.72		0.55		269
Retail Class:	4/30/14	§	5.09	[b]	529,048		0.83	[c]	0.83	[c]	0.04	[c]	43	[b]
	10/31/13		33.29		493,908		0.85		0.85		0.24		102
	10/31/12		10.44		387,606		0.89		0.89		0.06		148
	10/31/11		7.41		367,733		0.79		0.79		0.05		160
	10/31/10	†	5.55	[b]	357,252		0.84	[c]	0.79	[c]	(0.49)[c]		18	[b]
	9/30/10		10.78		340,417		0.67		0.67		0.28		214
	9/30/09		(4.21)		325,741		1.05		0.67		0.63		269

LARGE-CAP VALUE FUND
Institutional Class:	4/30/14	§	7.52	[b]	3,285,751		0.44	[c]	0.44	[c]	2.05	[c]	24	[b]
	10/31/13		31.38		2,837,163		0.45		0.45		1.78		54
	10/31/12		16.79		1,774,248		0.46		0.46		1.93		63
	10/31/11		1.77		1,210,661		0.47		0.47		1.48		68
	10/31/10	†	3.21	[b]	643,951		0.53	[c]	0.52	[c]	0.89	[c]	11	[b]
	9/30/10		7.59		580,659		0.49		0.49		1.53		73
	9/30/09		(0.66)		372,327		0.53		0.52		2.17		139
Premier Class:	4/30/14	§	7.39	[b]	355,593		0.59	[c]	0.59	[c]	1.88	[c]	24	[b]
	10/31/13		31.21		331,817		0.60		0.60		1.65		54
	10/31/12		16.66		267,987		0.61		0.61		1.79		63
	10/31/11		1.54		189,354		0.62		0.62		1.31		68
	10/31/10	†	3.21	[b]	163,731		0.68	[c]	0.67	[c]	0.68	[c]	11	[b]
	9/30/10		7.46		114,733		0.64		0.64		1.39		73
	9/30/09	#	0.00	[b]	250		221.09	[c]	0.67	[c]	0.00	[c]	139
Retirement Class:	4/30/14	§	7.36	[b]	1,234,583		0.69	[c]	0.69	[c]	1.79	[c]	24	[b]
	10/31/13		31.06		1,162,308		0.70		0.70		1.54		54
	10/31/12		16.53		794,585		0.71		0.71		1.70		63
	10/31/11		1.52		704,222		0.72		0.72		1.22		68
	10/31/10	†	3.14	[b]	788,706		0.78	[c]	0.77	[c]	0.66	[c]	11	[b]
	9/30/10		7.33		818,179		0.74		0.74		1.27		73
	9/30/09		(0.88)		630,788		0.77		0.76		1.86		139
Retail Class:	4/30/14	§	7.31	[b]	135,288		0.77	[c]	0.77	[c]	1.71	[c]	24	[b]
	10/31/13		30.94		125,958		0.80		0.80		1.44		54
	10/31/12		16.36		86,119		0.84		0.84		1.58		63
	10/31/11		1.49		79,489		0.72		0.72		1.22		68
	10/31/10	†	3.22	[b]	81,100		0.75	[c]	0.74	[c]	0.68	[c]	11	[b]
	9/30/10		7.28		79,558		0.70		0.70		1.30		73
	9/30/09		(0.82)		74,703		0.92		0.71		1.96		139

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

MID-CAP GROWTH FUND
Institutional Class:	4/30/14	§	$25.18	$0.04		$0.60	$0.64	$(0.06)	$(3.15)	$(3.21)	$22.61
	10/31/13		19.94	0.10		6.33	6.43	(0.15)	(1.04)	(1.19)	25.18
	10/31/12		18.75	0.11		1.80	1.91	—	(0.72)	(0.72)	19.94
	10/31/11		17.57	0.03		1.15	1.18	—	—	—	18.75
	10/31/10	†	16.85	0.00	[d]	0.72	0.72	—	—	—	17.57
	9/30/10		13.90	0.03		2.95	2.98	(0.03)	—	(0.03)	16.85
	9/30/09		14.30	0.04		(0.41)	(0.37)	(0.03)	—	(0.03)	13.90
Premier Class:	4/30/14	§	25.05	0.02		0.61	0.63	(0.03)	(3.15)	(3.18)	22.50
	10/31/13		19.84	0.07		6.30	6.37	(0.12)	(1.04)	(1.16)	25.05
	10/31/12		18.69	0.08		1.79	1.87	—	(0.72)	(0.72)	19.84
	10/31/11		17.54	0.00	[d]	1.15	1.15	—	—	—	18.69
	10/31/10	†	16.83	(0.01)		0.72	0.71	—	—	—	17.54
	9/30/10		13.90	0.00	[d]	2.96	2.96	(0.03)	—	(0.03)	16.83
	9/30/09	#	13.90	0.00	[d]	—	0.00 [d]	—	—	—	13.90
Retirement Class:	4/30/14	§	24.70	0.01		0.59	0.60	0.00 [d]	(3.15)	(3.15)	22.15
	10/31/13		19.58	0.05		6.21	6.26	(0.10)	(1.04)	(1.14)	24.70
	10/31/12		18.47	0.06		1.77	1.83	—	(0.72)	(0.72)	19.58
	10/31/11		17.35	(0.02)		1.14	1.12	—	—	—	18.47
	10/31/10	†	16.64	(0.01)		0.72	0.71	—	—	—	17.35
	9/30/10		13.74	(0.01)		2.92	2.91	(0.01)	—	(0.01)	16.64
	9/30/09		14.12	0.01		(0.39)	(0.38)	—	—	—	13.74
Retail Class:	4/30/14	§	24.71	0.00	[d]	0.59	0.59	—	(3.15)	(3.15)	22.15
	10/31/13		19.58	0.03		6.22	6.25	(0.08)	(1.04)	(1.12)	24.71
	10/31/12		18.49	0.04		1.77	1.81	—	(0.72)	(0.72)	19.58
	10/31/11		17.37	(0.02)		1.14	1.12	—	—	—	18.49
	10/31/10	†	16.66	(0.01)		0.72	0.71	—	—	—	17.37
	9/30/10		13.76	(0.01)		2.92	2.91	(0.01)	—	(0.01)	16.66
	9/30/09		14.15	0.02		(0.40)	(0.38)	(0.01)	—	(0.01)	13.76

MID-CAP VALUE FUND
Institutional Class:	4/30/14	§	23.44	0.19		1.77	1.96	(0.29)	(1.42)	(1.71)	23.69
	10/31/13		18.50	0.33		5.26	5.59	(0.32)	(0.33)	(0.65)	23.44
	10/31/12		16.65	0.28		1.80	2.08	(0.23)	—	(0.23)	18.50
	10/31/11		15.96	0.23		0.70	0.93	(0.24)	—	(0.24)	16.65
	10/31/10	†	15.42	0.00	[d]	0.54	0.54	—	—	—	15.96
	9/30/10		13.89	0.24		1.49	1.73	(0.20)	—	(0.20)	15.42
	9/30/09		14.78	0.24		(0.88)	(0.64)	(0.22)	(0.03)	(0.25)	13.89
Premier Class:	4/30/14	§	23.38	0.17		1.78	1.95	(0.26)	(1.42)	(1.68)	23.65
	10/31/13		18.46	0.30		5.24	5.54	(0.29)	(0.33)	(0.62)	23.38
	10/31/12		16.61	0.26		1.79	2.05	(0.20)	—	(0.20)	18.46
	10/31/11		15.94	0.22		0.68	0.90	(0.23)	—	(0.23)	16.61
	10/31/10	†	15.40	0.00	[d]	0.54	0.54	—	—	—	15.94
	9/30/10		13.89	0.22		1.48	1.70	(0.19)	—	(0.19)	15.40
	9/30/09	#	13.89	0.00	[d]	—	0.00 [d]	—	—	—	13.89
Retirement Class:	4/30/14	§	23.29	0.16		1.77	1.93	(0.24)	(1.42)	(1.66)	23.56
	10/31/13		18.39	0.28		5.22	5.50	(0.27)	(0.33)	(0.60)	23.29
	10/31/12		16.54	0.24		1.79	2.03	(0.18)	—	(0.18)	18.39
	10/31/11		15.86	0.20		0.68	0.88	(0.20)	—	(0.20)	16.54
	10/31/10	†	15.33	0.00	[d]	0.53	0.53	—	—	—	15.86
	9/30/10		13.81	0.20		1.49	1.69	(0.17)	—	(0.17)	15.33
	9/30/09		14.69	0.21		(0.87)	(0.66)	(0.19)	(0.03)	(0.22)	13.81
Retail Class:	4/30/14	§	22.98	0.15		1.74	1.89	(0.21)	(1.42)	(1.63)	23.24
	10/31/13		18.15	0.27		5.16	5.43	(0.27)	(0.33)	(0.60)	22.98
	10/31/12		16.35	0.22		1.76	1.98	(0.18)	—	(0.18)	18.15
	10/31/11		15.68	0.21		0.67	0.88	(0.21)	—	(0.21)	16.35
	10/31/10	†	15.15	0.00	[d]	0.53	0.53	—	—	—	15.68
	9/30/10		13.66	0.20		1.47	1.67	(0.18)	—	(0.18)	15.15
	9/30/09		14.55	0.22		(0.87)	(0.65)	(0.21)	(0.03)	(0.24)	13.66

82	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets					Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss )	turnover rate

MID-CAP GROWTH FUND
Institutional Class:	4/30/14	§	2.91%[b]		$933,576		0.46%[c]		0.46%[c]		0.31%[c]	62%[b]
	10/31/13		34.07		915,882		0.47		0.47		0.46	105
	10/31/12		10.66		586,349		0.48		0.48		0.59	85
	10/31/11		6.72		409,941		0.49		0.49		0.16	81
	10/31/10	†	4.27	[b]	174,007		0.58	[c]	0.55	[c]	(0.29)[c]	9	[b]
	9/30/10		21.48		151,222		0.52		0.52		0.18	77
	9/30/09		(2.49)		92,912		0.53		0.52		0.35	80
Premier Class:	4/30/14	§	2.81	[b]	177,804		0.61	[c]	0.61	[c]	0.16 [c]	62	[b]
	10/31/13		33.93		177,935		0.62		0.62		0.33	105
	10/31/12		10.48		159,806		0.63		0.63		0.41	85
	10/31/11		6.56		165,209		0.64		0.64		0.01	81
	10/31/10	†	4.22	[b]	140,980		0.73	[c]	0.70	[c]	(0.44)[c]	9	[b]
	9/30/10		21.29		85,529		0.67		0.67		0.00	77
	9/30/09	#	0.00	[b]	250		221.08	[c]	0.70	[c]	0.00 [c]	80
Retirement Class:	4/30/14	§	2.79	[b]	567,585		0.71	[c]	0.71	[c]	0.06 [c]	62	[b]
	10/31/13		33.71		570,942		0.72		0.72		0.25	105
	10/31/12		10.38		476,061		0.73		0.73		0.30	85
	10/31/11		6.52		505,020		0.74		0.74		(0.10)	81
	10/31/10	†	4.21	[b]	597,228		0.83	[c]	0.80	[c]	(0.54)[c]	9	[b]
	9/30/10		21.16		619,355		0.77		0.77		(0.08)	77
	9/30/09		(2.69)		525,148		0.78		0.76		0.10	80
Retail Class:	4/30/14	§	2.73	[b]	180,493		0.79	[c]	0.79	[c]	(0.01)[c]	62	[b]
	10/31/13		33.64		175,018		0.82		0.82		0.13	105
	10/31/12		10.26		125,453		0.84		0.84		0.20	85
	10/31/11		6.45		115,367		0.74		0.74		(0.10)	81
	10/31/10	†	4.26	[b]	93,257		0.80	[c]	0.77	[c]	(0.52)[c]	9	[b]
	9/30/10		21.15		88,419		0.75		0.75		(0.05)	77
	9/30/09		(2.69)		68,849		0.97		0.73		0.15	80

MID-CAP VALUE FUND
Institutional Class:	4/30/14	§	8.97	[b]	2,451,926		0.45	[c]	0.44	[c]	1.62 [c]	11	[b]
	10/31/13		31.23		2,181,142		0.45		0.45		1.59	46
	10/31/12		12.66		1,393,965		0.46		0.46		1.61	33
	10/31/11		5.83		965,871		0.46		0.46		1.36	39
	10/31/10	†	3.50	[b]	446,584		0.52	[c]	0.52	[c]	0.17 [c]	4	[b]
	9/30/10		12.58		395,329		0.49		0.49		1.65	51
	9/30/09		(3.74)		201,400		0.54		0.54		2.18	57
Premier Class:	4/30/14	§	8.93	[b]	489,306		0.60	[c]	0.59	[c]	1.47 [c]	11	[b]
	10/31/13		31.00		457,994		0.60		0.60		1.46	46
	10/31/12		12.53		378,125		0.61		0.61		1.47	33
	10/31/11		5.71		313,155		0.61		0.61		1.30	39
	10/31/10	†	3.44	[b]	248,261		0.67	[c]	0.67	[c]	0.00 [c]	4	[b]
	9/30/10		12.39		170,223		0.64		0.64		1.50	51
	9/30/09	#	0.00	[b]	250		221.06	[c]	0.70	[c]	0.00 [c]	57
Retirement Class:	4/30/14	§	8.85	[b]	1,643,719		0.70	[c]	0.69	[c]	1.37 [c]	11	[b]
	10/31/13		30.87		1,542,181		0.70		0.70		1.37	46
	10/31/12		12.41		1,233,934		0.71		0.71		1.39	33
	10/31/11		5.62		1,190,007		0.71		0.71		1.18	39
	10/31/10	†	3.39	[b]	1,311,060		0.77	[c]	0.77	[c]	(0.08)[c]	4	[b]
	9/30/10		12.38		1,344,289		0.74		0.74		1.39	51
	9/30/09		(3.98)		1,052,151		0.79		0.79		1.93	57
Retail Class:	4/30/14	§	8.81	[b]	275,152		0.76	[c]	0.75	[c]	1.31 [c]	11	[b]
	10/31/13		30.83		255,059		0.76		0.76		1.30	46
	10/31/12		12.27		199,693		0.81		0.81		1.26	33
	10/31/11		5.59		155,210		0.70		0.70		1.22	39
	10/31/10	†	3.50	[b]	172,489		0.72	[c]	0.72	[c]	(0.03)[c]	4	[b]
	9/30/10		12.35		167,576		0.69		0.69		1.43	51
	9/30/09		(3.94)		140,846		0.92		0.74		2.03	57

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	83

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/14	§	$19.79	$0.08		$0.44	$0.52	$(0.16)	$(1.61)	$(1.77)	$18.54
	10/31/13		14.63	0.18		5.43	5.61	(0.18)	(0.27)	(0.45)	19.79
	10/31/12		13.88	0.13		1.15	1.28	(0.10)	(0.43)	(0.53)	14.63
	10/31/11		13.13	0.08		0.74	0.82	(0.07)	—	(0.07)	13.88
	10/31/10	†	12.58	0.00	[d]	0.55	0.55	—	—	—	13.13
	9/30/10		11.02	0.09		1.55	1.64	(0.08)	—	(0.08)	12.58
	9/30/09		12.12	0.09		(1.13)	(1.04)	(0.06)	—	(0.06)	11.02
Premier Class:	4/30/14	§	19.74	0.07		0.43	0.50	(0.15)	(1.61)	(1.76)	18.48
	10/31/13		14.59	0.16		5.41	5.57	(0.15)	(0.27)	(0.42)	19.74
	10/31/12		13.85	0.11		1.15	1.26	(0.09)	(0.43)	(0.52)	14.59
	10/31/11		13.11	0.06		0.75	0.81	(0.07)	—	(0.07)	13.85
	10/31/10	†	12.57	0.00	[d]	0.54	0.54	—	—	—	13.11
	9/30/10		11.02	0.06		1.56	1.62	(0.07)	—	(0.07)	12.57
	9/30/09	#	11.02	0.00	[d]	—	0.00 [d]	—	—	—	11.02
Retirement Class:	4/30/14	§	19.51	0.06		0.43	0.49	(0.14)	(1.61)	(1.75)	18.25
	10/31/13		14.42	0.14		5.36	5.50	(0.14)	(0.27)	(0.41)	19.51
	10/31/12		13.68	0.09		1.14	1.23	(0.06)	(0.43)	(0.49)	14.42
	10/31/11		12.94	0.04		0.74	0.78	(0.04)	—	(0.04)	13.68
	10/31/10	†	12.41	0.00	[d]	0.53	0.53	—	—	—	12.94
	9/30/10		10.88	0.06		1.52	1.58	(0.05)	—	(0.05)	12.41
	9/30/09		11.95	0.07		(1.11)	(1.04)	(0.03)	—	(0.03)	10.88
Retail Class:	4/30/14	§	19.39	0.05		0.42	0.47	(0.13)	(1.61)	(1.74)	18.12
	10/31/13		14.33	0.12		5.33	5.45	(0.12)	(0.27)	(0.39)	19.39
	10/31/12		13.62	0.07		1.13	1.20	(0.06)	(0.43)	(0.49)	14.33
	10/31/11		12.89	0.04		0.73	0.77	(0.04)	—	(0.04)	13.62
	10/31/10	†	12.35	0.00	[d]	0.54	0.54	—	—	—	12.89
	9/30/10		10.83	0.06		1.52	1.58	(0.06)	—	(0.06)	12.35
	9/30/09		11.91	0.08		(1.12)	(1.04)	(0.04)	—	(0.04)	10.83

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/14	§	15.08	0.14		0.95	1.09	(0.22)	(0.14)	(0.36)	15.81
	10/31/13		11.72	0.25		3.35	3.60	(0.24)	—	(0.24)	15.08
	10/31/12		10.75	0.23		0.93	1.16	(0.19)	—	(0.19)	11.72
	10/31/11		10.21	0.19		0.52	0.71	(0.17)	—	(0.17)	10.75
	10/31/10	†	9.81	0.01		0.39	0.40	—	—	—	10.21
	9/30/10		8.92	0.18		0.86	1.04	(0.15)	—	(0.15)	9.81
	9/30/09		9.72	0.16		(0.79)	(0.63)	(0.17)	(0.00)[d]	(0.17)	8.92
Premier Class:	4/30/14	§	15.03	0.13		0.94	1.07	(0.19)	(0.14)	(0.33)	15.77
	10/31/13		11.68	0.23		3.34	3.57	(0.22)	—	(0.22)	15.03
	10/31/12		10.71	0.21		0.93	1.14	(0.17)	—	(0.17)	11.68
	10/31/11		10.18	0.17		0.52	0.69	(0.16)	—	(0.16)	10.71
	10/31/10	†	9.79	0.01		0.38	0.39	—	—	—	10.18
	9/30/10		8.92	0.17		0.85	1.02	(0.15)	—	(0.15)	9.79
	9/30/09	#	8.92	0.00	[d]	—	0.00 [d]	—	—	—	8.92
Retirement Class:	4/30/14	§	15.24	0.12		0.96	1.08	(0.18)	(0.14)	(0.32)	16.00
	10/31/13		11.84	0.22		3.39	3.61	(0.21)	—	(0.21)	15.24
	10/31/12		10.85	0.20		0.94	1.14	(0.15)	—	(0.15)	11.84
	10/31/11		10.30	0.16		0.53	0.69	(0.14)	—	(0.14)	10.85
	10/31/10	†	9.91	0.00	[d]	0.39	0.39	—	—	—	10.30
	9/30/10		9.01	0.15		0.88	1.03	(0.13)	—	(0.13)	9.91
	9/30/09		9.81	0.14		(0.79)	(0.65)	(0.15)	(0.00)[d]	(0.15)	9.01
Retail Class:	4/30/14	§	13.80	0.10		0.88	0.98	(0.18)	(0.14)	(0.32)	14.46
	10/31/13		10.75	0.19		3.07	3.26	(0.21)	—	(0.21)	13.80
	10/31/12		9.88	0.18		0.85	1.03	(0.16)	—	(0.16)	10.75
	10/31/11		9.40	0.15		0.48	0.63	(0.15)	—	(0.15)	9.88
	10/31/10	†	9.04	0.01		0.35	0.36	—	—	—	9.40
	9/30/10		8.23	0.15		0.80	0.95	(0.14)	—	(0.14)	9.04
	9/30/09		8.99	0.14		(0.74)	(0.60)	(0.16)	(0.00)[d]	(0.16)	8.23

84	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SMALL-CAP EQUITY FUND
Institutional Class:	4/30/14	§	2.96%[b]		$1,604,666		0.46%[c]		0.43%[c]		0.86%[c]		40%[b]
	10/31/13		39.49		1,482,702		0.47		0.44		1.06		85
	10/31/12		9.55		956,314		0.48		0.45		0.90		101
	10/31/11		6.25		648,675		0.49		0.46		0.53		100
	10/31/10	†	4.37	[b]	404,053		0.58	[c]	0.54	[c]	0.13	[c]	3	[b]
	9/30/10		14.94		365,132		0.52		0.51		0.75		87
	9/30/09		(8.34)		253,985		0.57		0.53		1.01		91
Premier Class:	4/30/14	§	2.84	[b]	205,076		0.61	[c]	0.58	[c]	0.71	[c]	40	[b]
	10/31/13		39.32		199,759		0.62		0.59		0.94		85
	10/31/12		9.35		162,874		0.63		0.60		0.76		101
	10/31/11		6.13		151,593		0.64		0.61		0.40		100
	10/31/10	†	4.30	[b]	90,330		0.73	[c]	0.69	[c]	(0.05)[c]		3	[b]
	9/30/10		14.81		46,963		0.68		0.66		0.50		87
	9/30/09	#	0.00	[b]	250		221.09	[c]	0.70	[c]	0.00	[c]	91
Retirement Class:	4/30/14	§	2.82	[b]	551,588		0.71	[c]	0.68	[c]	0.61	[c]	40	[b]
	10/31/13		39.20		558,845		0.72		0.69		0.86		85
	10/31/12		9.29		493,397		0.73		0.70		0.65		101
	10/31/11		5.96		469,155		0.74		0.71		0.30		100
	10/31/10	†	4.35	[b]	479,234		0.83	[c]	0.79	[c]	(0.11)[c]		3	[b]
	9/30/10		14.64		490,390		0.77		0.76		0.50		87
	9/30/09		(8.57)		351,575		0.82		0.78		0.76		91
Retail Class:	4/30/14	§	2.75	[b]	105,220		0.81	[c]	0.78	[c]	0.51	[c]	40	[b]
	10/31/13		39.04		100,054		0.83		0.81		0.70		85
	10/31/12		9.09		67,848		0.87		0.85		0.51		101
	10/31/11		5.97		67,381		0.77		0.74		0.27		100
	10/31/10	†	4.37	[b]	58,724		0.83	[c]	0.79	[c]	(0.12)[c]		3	[b]
	9/30/10		14.66		56,094		0.76		0.74		0.51		87
	9/30/09		(8.59)		47,020		1.04		0.71		0.86		91

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/14	§	7.35	[b]	1,122,515		0.17	[c]	0.17	[c]	1.79	[c]	4	[b]
	10/31/13		31.32		934,574		0.18		0.18		1.85		12
	10/31/12		10.93		612,990		0.19		0.19		2.00		17
	10/31/11		6.94		452,268		0.19		0.19		1.74		19
	10/31/10	†	4.08	[b]	287,199		0.28	[c]	0.22	[c]	0.81	[c]	0	[b]
	9/30/10		11.74		255,997		0.20		0.20		1.86		16
	9/30/09		(5.98)		177,486		0.24		0.22		2.18		16
Premier Class:	4/30/14	§	7.28	[b]	88,319		0.32	[c]	0.32	[c]	1.65	[c]	4	[b]
	10/31/13		31.14		90,567		0.33		0.33		1.73		12
	10/31/12		10.80		83,697		0.33		0.33		1.86		17
	10/31/11		6.79		83,157		0.34		0.34		1.61		19
	10/31/10	†	3.98	[b]	77,584		0.43	[c]	0.37	[c]	0.68	[c]	0	[b]
	9/30/10		11.48		55,609		0.35		0.35		1.77		16
	9/30/09	#	0.00	[b]	250		220.76	[c]	0.37	[c]	0.00	[c]	16
Retirement Class:	4/30/14	§	7.22	[b]	402,626		0.42	[c]	0.42	[c]	1.55	[c]	4	[b]
	10/31/13		30.99		392,917		0.43		0.43		1.62		12
	10/31/12		10.68		313,635		0.43		0.43		1.76		17
	10/31/11		6.71		335,015		0.44		0.44		1.50		19
	10/31/10	†	3.94	[b]	409,282		0.52	[c]	0.47	[c]	0.55	[c]	0	[b]
	9/30/10		11.52		423,195		0.45		0.45		1.60		16
	9/30/09		(6.17)		377,937		0.49		0.47		1.92		16
Retail Class:	4/30/14	§	7.24	[b]	358,039		0.47	[c]	0.47	[c]	1.50	[c]	4	[b]
	10/31/13		30.87		313,597		0.48		0.48		1.56		12
	10/31/12		10.62		222,461		0.49		0.49		1.69		17
	10/31/11		6.71		199,997		0.41		0.41		1.53		19
	10/31/10	†	3.98	[b]	163,749		0.44	[c]	0.39	[c]	0.64	[c]	0	[b]
	9/30/10		11.62		157,804		0.37		0.37		1.67		16
	9/30/09		(6.16)		144,580		0.56		0.38		2.02		16

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/14	§	$11.17	$0.04		$(0.38)	$(0.34)	$(0.08)	$ —	$(0.08)	$10.75
	10/31/13		10.44	0.12		0.73	0.85	(0.12)	—	(0.12)	11.17
	10/31/12		10.11	0.13		0.27	0.40	(0.07)	—	(0.07)	10.44
	10/31/11		11.35	0.14		(1.36)	(1.22)	—	(0.02)	(0.02)	10.11
	10/31/10	‡	10.00	0.01		1.34	1.35	—	—	—	11.35
Premier Class:	4/30/14	§	11.16	0.03		(0.38)	(0.35)	(0.06)	—	(0.06)	10.75
	10/31/13		10.42	0.10		0.74	0.84	(0.10)	—	(0.10)	11.16
	10/31/12		10.09	0.05		0.34	0.39	(0.06)	—	(0.06)	10.42
	10/31/11		11.34	0.13		(1.36)	(1.23)	—	(0.02)	(0.02)	10.09
	10/31/10	‡	10.00	0.01		1.33	1.34	—	—	—	11.34
Retirement Class:	4/30/14	§	11.12	0.02		(0.37)	(0.35)	(0.05)	—	(0.05)	10.72
	10/31/13		10.40	0.09		0.73	0.82	(0.10)	—	(0.10)	11.12
	10/31/12		10.08	0.11		0.26	0.37	(0.05)	—	(0.05)	10.40
	10/31/11		11.34	0.14		(1.38)	(1.24)	—	(0.02)	(0.02)	10.08
	10/31/10	‡	10.00	0.00	[d]	1.34	1.34	—	—	—	11.34
Retail Class:	4/30/14	§	11.11	0.02		(0.37)	(0.35)	(0.04)	—	(0.04)	10.72
	10/31/13		10.39	0.08		0.72	0.80	(0.08)	—	(0.08)	11.11
	10/31/12		10.07	0.08		0.27	0.35	(0.03)	—	(0.03)	10.39
	10/31/11		11.34	0.09		(1.34)	(1.25)	—	(0.02)	(0.02)	10.07
	10/31/10	‡	10.00	0.00	[d]	1.34	1.34	—	—	—	11.34

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/14	§	8.44	0.18		0.25	0.43	(0.27)	(0.29)	(0.56)	8.31
	10/31/13		6.82	0.23		1.66	1.89	(0.27)	—	(0.27)	8.44
	10/31/12		6.62	0.24		0.16	0.40	(0.20)	—	(0.20)	6.82
	10/31/11		7.11	0.21		(0.52)	(0.31)	(0.18)	—	(0.18)	6.62
	10/31/10	†	6.82	0.00	[d]	0.29	0.29	—	—	—	7.11
	9/30/10		6.71	0.18		0.08	0.26	(0.15)	—	(0.15)	6.82
	9/30/09		6.85	0.17		(0.20)	(0.03)	(0.11)	—	(0.11)	6.71

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/14	§	9.99	0.08		0.31	0.39	(0.19)	—	(0.19)	10.19
	10/31/13		10.19	0.20		(0.21)	(0.01)	(0.19)	—	(0.19)	9.99
	10/31/12	*	10.00	0.18		0.03	0.21	(0.02)	—	(0.02)	10.19
Premier Class:	4/30/14	§	9.97	0.07		0.31	0.38	(0.17)	—	(0.17)	10.18
	10/31/13		10.17	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)	9.97
	10/31/12	*	10.00	0.16		0.03	0.19	(0.02)	—	(0.02)	10.17
Retirement Class:	4/30/14	§	9.96	0.06		0.32	0.38	(0.16)	—	(0.16)	10.18
	10/31/13		10.17	0.17		(0.21)	(0.04)	(0.17)	—	(0.17)	9.96
	10/31/12	*	10.00	0.17		0.02	0.19	(0.02)	—	(0.02)	10.17
Retail Class:	4/30/14	§	9.94	0.06		0.32	0.38	(0.15)	—	(0.15)	10.17
	10/31/13		10.15	0.16		(0.21)	(0.05)	(0.16)	—	(0.16)	9.94
	10/31/12	*	10.00	0.15		0.01	0.16	(0.01)	—	(0.01)	10.15

86	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/14	§	(3.24)%[b]		$735,627		0.95%[c]		0.95%[c]		0.70%[c]		49%[b]
	10/31/13		8.18		676,999		0.95		0.95		1.11		110
	10/31/12		4.00		596,017		0.99		0.95		1.25		115
	10/31/11		(10.78)		370,441		1.08		0.95		1.29		70
	10/31/10	‡	13.50	[b]	156,464		2.00	[c]	0.95	[c]	0.42	[c]	9	[b]
Premier Class:	4/30/14	§	(3.27)[b]		3,936		1.10	[c]	1.10	[c]	0.53	[c]	49	[b]
	10/31/13		7.96		4,126		1.10		1.10		0.97		110
	10/31/12		3.96		2,113		1.15		1.10		0.46		115
	10/31/11		(10.87)		7,788		1.23		1.10		1.21		70
	10/31/10	‡	13.40	[b]	1,134		2.89	[c]	1.10	[c]	0.37	[c]	9	[b]
Retirement Class:	4/30/14	§	(3.32)[b]		15,631		1.20	[c]	1.20	[c]	0.44	[c]	49	[b]
	10/31/13		7.91		15,040		1.20		1.20		0.84		110
	10/31/12		3.71		10,655		1.24		1.20		1.06		115
	10/31/11		(10.96)		5,476		1.33		1.20		1.22		70
	10/31/10	‡	13.40	[b]	1,134		2.98	[c]	1.20	[c]	0.27	[c]	9	[b]
Retail Class:	4/30/14	§	(3.37)[b]		6,327		1.35	[c]	1.35	[c]	0.30	[c]	49	[b]
	10/31/13		7.74		6,321		1.35		1.34		0.71		110
	10/31/12		3.50		5,203		1.40		1.34		0.83		115
	10/31/11		(11.05)		4,417		1.47		1.34		0.84		70
	10/31/10	‡	13.40	[b]	2,189		2.80	[c]	1.34	[c]	(0.03)[c]		9	[b]

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/14§		5.60	[b]	1,000,611		0.49	[c]	0.44	[c]	4.59	[c]	32	[b]
	10/31/13		28.75		821,836		0.47		0.47		3.12		110
	10/31/12		6.33		636,659		0.51		0.51		3.69		81
	10/31/11		(4.51)		536,415		0.53		0.53		2.97		92
	10/31/10	†	4.25	[b]	536,717		0.66	[c]	0.55	[c]	0.17	[c]	10	[b]
	9/30/10		3.88		518,371		0.53		0.53		2.74		146
	9/30/09		0.05		359,697		0.63		0.55		3.20		107

GLOBAL NATURAL RESOURCES FUND
Institutional Class:	4/30/14	§	4.02	[b]	219,295		0.74	[c]	0.74	[c]	1.58	[c]	81	[b]
	10/31/13		(0.05)		237,218		0.74		0.74		2.03		162
	10/31/12	*	2.09	[b]	244,856		0.86	[c]	0.75	[c]	1.80	[c]	65	[b]
Premier Class:	4/30/14	§	3.98	[b]	4,060		0.90	[c]	0.90	[c]	1.41	[c]	81	[b]
	10/31/13		(0.16)		4,088		0.90		0.90		1.87		162
	10/31/12	*	1.88	[b]	2,568		1.11	[c]	0.90	[c]	1.59	[c]	65	[b]
Retirement Class:	4/30/14	§	3.86	[b]	12,120		0.99	[c]	0.99	[c]	1.31	[c]	81	[b]
	10/31/13		(0.28)		13,548		0.99		0.99		1.74		162
	10/31/12	*	1.87	[b]	11,290		1.13	[c]	1.00	[c]	1.65	[c]	65	[b]
Retail Class:	4/30/14	§	3.91	[b]	7,051		1.15	[c]	1.14	[c]	1.19	[c]	81	[b]
	10/31/13		(0.49)		6,872		1.16		1.14		1.58		162
	10/31/12	*	1.64	[b]	6,149		1.31	[c]	1.14	[c]	1.52	[c]	65	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	87

Financial highlights

TIAA-CREF Funds

				Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/14	§	$11.50	$0.10		$0.44	$0.54	$(0.19)	$ —	$(0.19)	$11.85
	10/31/13		9.06	0.20		2.41	2.61	(0.17)	—	(0.17)	11.50
	10/31/12		8.14	0.18		0.88	1.06	(0.14)	—	(0.14)	9.06
	10/31/11		9.41	0.16		(1.35)	(1.19)	(0.08)	—	(0.08)	8.14
	10/31/10	†	8.95	0.00	[d]	0.46	0.46	—	—	—	9.41
	9/30/10		8.06	0.11		0.90	1.01	(0.12)	—	(0.12)	8.95
	9/30/09		8.68	0.12		(0.48)	(0.36)	(0.24)	(0.02)	(0.26)	8.06
Premier Class:	4/30/14	§	11.46	0.08		0.45	0.53	(0.17)	—	(0.17)	11.82
	10/31/13		9.04	0.18		2.40	2.58	(0.16)	—	(0.16)	11.46
	10/31/12		8.12	0.15		0.90	1.05	(0.13)	—	(0.13)	9.04
	10/31/11		9.40	0.14		(1.34)	(1.20)	(0.08)	—	(0.08)	8.12
	10/31/10	†	8.93	0.00	[d]	0.47	0.47	—	—	—	9.40
	9/30/10		8.06	0.13		0.85	0.98	(0.11)	—	(0.11)	8.93
	9/30/09	#	8.06	0.00	[d]	—	0.00 [d]	—	—	—	8.06
Retirement Class:	4/30/14	§	11.85	0.08		0.47	0.55	(0.16)	—	(0.16)	12.24
	10/31/13		9.33	0.18		2.49	2.67	(0.15)	—	(0.15)	11.85
	10/31/12		8.37	0.16		0.91	1.07	(0.11)	—	(0.11)	9.33
	10/31/11		9.68	0.14		(1.39)	(1.25)	(0.06)	—	(0.06)	8.37
	10/31/10	†	9.20	0.00	[d]	0.48	0.48	—	—	—	9.68
	9/30/10		8.29	0.09		0.92	1.01	(0.10)	—	(0.10)	9.20
	9/30/09		8.90	0.10		(0.48)	(0.38)	(0.21)	(0.02)	(0.23)	8.29
Retail Class:	4/30/14	§	7.89	0.05		0.30	0.35	(0.16)	—	(0.16)	8.08
	10/31/13		6.27	0.11		1.66	1.77	(0.15)	—	(0.15)	7.89
	10/31/12		5.68	0.10		0.61	0.71	(0.12)	—	(0.12)	6.27
	10/31/11		6.59	0.09		(0.93)	(0.84)	(0.07)	—	(0.07)	5.68
	10/31/10	†	6.27	0.00	[d]	0.32	0.32	—	—	—	6.59
	9/30/10		5.69	0.06		0.63	0.69	(0.11)	—	(0.11)	6.27
	9/30/09		6.22	0.07		(0.35)	(0.28)	(0.23)	(0.02)	(0.25)	5.69

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/14	§	10.89	0.05		0.02	0.07	(0.04)	—	(0.04)	10.92
	10/31/13	^	10.00	0.06		0.83	0.89	—	—	—	10.89
Premier Class:	4/30/14	§	10.87	0.04		0.03	0.07	(0.03)	—	(0.03)	10.91
	10/31/13	^	10.00	0.08		0.79	0.87	—	—	—	10.87
Retirement Class:	4/30/14	§	10.87	0.04		0.02	0.07	(0.03)	—	(0.03)	10.91
	10/31/13	^	10.00	0.06		0.81	0.87	—	—	—	10.87
Retail Class:	4/30/14	§	10.86	0.04		0.02	0.06	(0.02)	—	(0.02)	10.90
	10/31/13	^	10.00	0.06		0.80	0.86	—	—	—	10.86

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
§	Unaudited.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.
‡	The Fund commenced operations on August 31, 2010.
*	The Fund commenced operations on November 1, 2011.
^	The Fund commenced operations on April 12, 2013.
#	The Premier Class commenced operations on September 30, 2009.

88	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/14	§	4.76%[b]		$2,247,834		0.51%[c]		0.51%[c]		1.66%[c]		55%[b]
	10/31/13		29.29		2,059,286		0.51		0.51		1.95		130
	10/31/12		13.36		1,644,055		0.52		0.52		2.16		98
	10/31/11		(12.76)		1,092,168		0.53		0.53		1.69		107
	10/31/10	†	5.14	[b]	841,417		0.57	[c]	0.57	[c]	0.39	[c]	8	[b]
	9/30/10		12.62		785,755		0.53		0.53		1.36		119
	9/30/09		(3.19)		684,965		0.58		0.57		1.81		118
Premier Class:	4/30/14	§	4.72	[b]	302,257		0.65	[c]	0.65	[c]	1.47	[c]	55	[b]
	10/31/13		28.96		292,438		0.66		0.66		1.78		130
	10/31/12		13.21		260,341		0.67		0.67		1.78		98
	10/31/11		(12.93)		218,288		0.68		0.68		1.50		107
	10/31/10	†	5.26	[b]	178,553		0.72	[c]	0.72	[c]	0.55	[c]	8	[b]
	9/30/10		12.32		90,273		0.68		0.68		1.55		119
	9/30/09	#	0.00	[b]	250		221.11	[c]	0.75	[c]	0.00	[c]	118
Retirement Class:	4/30/14	§	4.70	[b]	859,924		0.76	[c]	0.76	[c]	1.36	[c]	55	[b]
	10/31/13		28.97		862,960		0.76		0.76		1.68		130
	10/31/12		13.06		716,864		0.78		0.78		1.92		98
	10/31/11		(13.03)		754,251		0.78		0.78		1.43		107
	10/31/10	†	5.22	[b]	1,105,129		0.82	[c]	0.82	[c]	0.12	[c]	8	[b]
	9/30/10		12.28		1,124,555		0.78		0.78		1.07		119
	9/30/09		(3.42)		1,047,995		0.83		0.82		1.53		118
Retail Class:	4/30/14	§	4.54	[b]	344,317		0.86	[c]	0.86	[c]	1.26	[c]	55	[b]
	10/31/13		28.75		328,367		0.88		0.88		1.59		130
	10/31/12		12.93		266,770		0.92		0.92		1.74		98
	10/31/11		(12.96)		258,283		0.79		0.79		1.42		107
	10/31/10	†	5.10	[b]	314,977		0.80	[c]	0.80	[c]	0.17	[c]	8	[b]
	9/30/10		12.28		301,044		0.72		0.72		1.12		119
	9/30/10		(3.29)		284,678		1.02		0.79		1.56		118

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/14	§	0.74	[b]	987,972		0.66	[c]	0.66	[c]	1.00	[c]	28	[b]
	10/31/13	^	8.80	[b]	778,178		0.80	[c]	0.70	[c]	0.96	[c]	35	[b]
Premier Class:	4/30/14	§	0.65	[b]	1,094		0.83	[c]	0.83	[c]	0.79	[c]	28	[b]
	10/31/13	^	8.70	[b]	1,087		1.00	[c]	0.85	[c]	1.39	[c]	35	[b]
Retirement Class:	4/30/14	§	0.54	[b]	3,651		0.92	[c]	0.92	[c]	0.75	[c]	28	[b]
	10/31/13	^	8.70	[b]	2,675		1.08	[c]	0.95	[c]	1.06	[c]	35	[b]
Retail Class:	4/30/14	§	0.56	[b]	2,314		0.99	[c]	0.99	[c]	0.74	[c]	28	[b]
	10/31/13	^	8.60	[b]	1,560		1.10	[c]	1.00	[c]	1.13	[c]	35	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	89

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund and the International Opportunities Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of

90	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds expect to adopt these new disclosure requirements for the October 31, 2014 annual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Funds’ financial statements and notes disclosure.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including, but not limited, to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2014, there were no material transfers between levels by the Funds.

As of April 30, 2014, 100% of the value of investments in the Mid-Cap Growth Fund was valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	91

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2014, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$1,636,086,469	$—	$—	$1,636,086,469
Short-term investments	11,680,052	7,999,822	—	19,679,874
Total	$1,647,766,521	$7,999,822	$—	$1,655,766,343
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$138,897,393	$1,416,960	$—	$140,314,353
All other equity investments*	1,483,440,549	—	—	1,483,440,549
Short-term investments	63,327,184	—	—	63,327,184
Written options**	(11,010)	—	—	(11,010)
Total	$1,685,654,116	$1,416,960	$—	$1,687,071,076
Growth & Income
Equity investments:
Consumer discretionary	$650,023,503	$25,342,704	$—	$675,366,207
Consumer staples	305,045,713	75,667,550	—	380,713,263
Energy	350,652,517	15,302,635	—	365,955,152
Financials	522,406,214	27,258,658	—	549,664,872
Health care	637,904,693	59,509,388	—	697,414,081
Industrials	509,257,928	28,738,563	—	537,996,491
Materials	159,118,788	17,064,779	—	176,183,567
All other equity investments*	921,125,126	—	—	921,125,126
Short-term investments	98,436,026	7,549,903	—	105,985,929
Purchased options**	83,353	—	—	83,353
Written options**	(387,275)	—	—	(387,275)
Total	$4,153,666,586	$256,434,180	$—	$4,410,100,766
Large-Cap Growth
Equity investments:
Consumer discretionary	$424,152,493	$53,619,223	$—	$477,771,716
Health care	411,925,689	62,407,346	—	474,333,035
Telecommunication services	4,944,445	35,913,288	—	40,857,733
All other equity investments*	1,496,425,547	—	—	1,496,425,547
Short-term investments	5,294,592	48,192,572	—	53,487,164
Total	$2,342,742,766	$200,132,429	$—	$2,542,875,195
Large-Cap Value
Equity investments:
Consumer discretionary	$387,504,141	$27,739,187	$—	$415,243,328
Consumer staples	255,040,100	56,735,933	—	311,776,033
Financials	1,217,977,408	6,333,310	—	1,224,310,718
Health care	614,299,076	47,410,632	—	661,709,708
Industrials	509,002,931	—	7,267	509,010,198
Materials	146,725,407	21,117,028	—	167,842,435
Telecommunication services	168,484,836	10,134,712	—	178,619,548
All other equity investments*	1,538,742,026	—	—	1,538,742,026
Short-term investments	205,728,168	12,999,682	—	218,727,850
Total	$5,043,504,093	$182,470,484	$7,267	$5,225,981,844
Mid-Cap Value
Equity investments:
Energy	$406,912,792	$33,624,743	$—	$440,537,535
Financials	1,388,898,746	14,774,189	—	1,403,672,935
Health care	413,458,663	13,812,644	—	427,271,307
All other equity investments*	2,494,322,035	—	—	2,494,322,035
Short-term investments	112,691,968	98,988,094	—	211,680,062
Total	$4,816,284,204	$161,199,670	$—	$4,977,483,874

92	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Small-Cap Equity
Equity investments*	$2,452,020,929	$—	$—	$2,452,020,929
Short-term investments	207,545,747	2,599,977	—	210,145,724
Futures**	(68,681)	—	—	(68,681)
Total	$2,659,497,995	$2,599,977	$—	$2,662,097,972
Social Choice Equity
Equity investments*	$1,962,433,933	$—	$—	$1,962,433,933
Short-term investments	—	53,476,503	—	53,476,503
Total	$1,962,433,933	$53,476,503	$—	$2,015,910,436
Emerging Markets Equity
Equity investments:
Africa	$—	$25,780,757	$—	$25,780,757
Asia	8,553,823	446,177,189	175,497	454,906,509
Europe	—	43,775,044	—	43,775,044
Central America	—	50,442,955	—	50,442,955
South America	—	79,016,680	—	79,016,680
All other equity investments*	5,014,947	100,780,019	—	105,794,966
Short-term investments	27,975,498	—	—	27,975,498
Total	$41,544,268	$745,972,644	$175,497	$787,692,409
Enhanced International Equity Index
Equity investments:
Asia	$—	$211,852,518	$—	$211,852,518
Australia	—	78,020,388	—	78,020,388
Europe	33,498,820	577,369,235	—	610,868,055
All other equity investments*	6,049,876	78,834,621	—	84,884,497
Short-term investments	93,285,133	—	—	93,285,133
Total	$132,833,829	$946,076,762	$—	$1,078,910,591
Global Natural Resources
Equity investments:
Africa	$—	$5,819,736	$—	$5,819,736
Asia	—	7,066,067	—	7,066,067
Australia	—	20,821,264	—	20,821,264
Europe	3,000,360	37,216,534	—	40,216,894
North America	117,405,808	25,467,811	—	142,873,619
All other equity investments*	—	22,954,031	—	22,954,031
Short-term investments	29,120,555	—	—	29,120,555
Total	$149,526,723	$119,345,443	$—	$268,872,166
International Equity
Equity investments:
Asia	$—	$777,979,579	$—	$777,979,579
Europe	—	2,808,469,769	—	2,808,469,769
All other equity investments*	—	77,369,775	—	77,369,775
Short-term investments	426,855,915	78,987,755	—	505,843,670
Total	$426,855,915	$3,742,806,878	$—	$4,169,662,793
International Opportunities
Equity investments:
Asia	$1,989,437	$214,263,531	$—	$216,252,968
Australia	—	39,892,170	—	39,892,170
Europe	—	471,229,794	—	471,229,794
North America	—	73,844,000	—	73,844,000
All other equity investments*	—	147,818,844	—	147,818,844
Short-term investments	113,809,484	19,999,511	—	133,808,995
Total	$115,798,921	$967,047,850	$—	$1,082,846,771

*	For detailed categories, see the accompanying summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the summary portfolio of investments.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	93

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2014, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Enhanced Large-Cap Value Index Fund
Equity contracts			Written options	$11,010
Growth & Income Fund
Equity contracts	Portfolio investments	$83,353
Equity contracts			Written options	387,275
Mid-Cap Growth Fund
Equity contracts			Written options	389,000
Small-Cap Equity Fund
Equity contracts	Futures*	(68,681)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2014, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation)
Enhanced Large-Cap Value Index Fund
Equity contracts	Written options	$333,843	$6,119
Growth & Income Fund
Equity contracts	Purchased options	102,302	(133,391)
Equity contracts	Written options	1,141,017	71,348
Large-Cap Growth Fund
Equity contracts	Written options	96,319	(4,664)
Large-Cap Value Fund
Equity contracts	Written options	20,389	—
Mid-Cap Growth Fund
Equity contracts	Purchased options	(564,227)	62,000
Equity contracts	Written options	2,221,555	(656,324)
Small-Cap Equity Fund
Equity contracts	Futures transactions	757,994	(191,943)
Enhanced International Equity Index Fund
Equity contracts	Futures transactions	(18,496)	—

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended April 30, 2014, the Small-Cap Equity Fund and the Enhanced International Equity Index Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At April 30, 2014, the Small-Cap Equity Fund held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss	)
Small-Cap Equity	Mini Russell
	2000 Index	56	$6,292,160	6/20/14	$(68,681)

Options: The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2014, the Enhanced Large-Cap Value Index Fund, the Growth & Income Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund and the Mid-Cap Growth Fund had exposure to options, based on underlying nominal values, generally between 0% and 4% of net assets.

94	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Purchased options outstanding as of April 30, 2014 were as follows:

	Number of contracts	Value
Growth & Income Fund
Aetna, Inc., Put, 5/2/14 at $65	500	$13,750
Amazon, Inc., Put, 5/2/14 at $285	30	630
Bank of America Corp, Put, 5/9/14 at $15	1,190	19,040
Estee Lauder Cosmetics Inc., Put, 5/17/14 at $65	450	6,750
Hershey Co, Put, 5/17/14 at $95	385	28,105
Kansas City Southern, Put, 5/17/14 at $95	325	8,938
Procter & Gamble Co, Put, 5/2/14 at $79	110	550
Salesforce.com, Inc., Put, 5/9/14 at $49	130	5,590
Total	3,120	$83,353

Written options outstanding as of April 30, 2014 were as follows:

	Number of contracts	Value
Enhanced Large-Cap Value Index Fund
Alexion Pharmaceuticals, Inc., Call, 5/2/14 at $160	20	$(2,800)
Biogen Idec, Inc., Call, 5/2/14 at $305	10	(150)
Biogen Idec, Inc., Put, 5/2/14 at $275	42	(2,310)
Gilead Sciences, Inc., Call, 5/2/14 at $78	50	(5,750)
Total	122	$(11,010)
Growth & Income Fund
Aetna, Inc., Call, 5/2/14 at $72	600	$(20,400)
Aetna, Inc., Call, 5/2/14 at $73	300	(7,500)
Alliance Data Systems Corp., Call, 5/17/14 at $290	90	(360)
Apple, Inc., Call, 5/2/14 at $580	30	(34,200)
Amazon, Inc., Put 5/2/14 at $280	70	(840)
Amazon, Inc., Put 5/2/14 at $270	70	(280)
Bank of America Corp., Put, 5/9/14 at $14.5	1,190	(5,950)
Citrix Systems, Inc., Call, 5/17/14 at $65	325	(3,250)
Estee Lauder Cosmetics, Inc., Call, 5/17/14 at $70	450	(157,500)
Estee Lauder Cosmetics, Inc., Put, 5/17/14 at $62.5	450	(5,400)
Facebook, Inc., Call, 5/2/14 at $64	160	(800)
Facebook, Inc., Call, 5/2/14 at $69.5	60	(60)
Facebook, Inc., Put, 5/2/14 at $55	160	(640)
Google, Inc., Put, 5/2/14 at $525	30	(9,900)
Hershey Co., Call, 5/17/14 at $105	385	(1,540)
Hershey Co., Put, 5/17/14 at $90	385	(5,775)
Kansas City Southern, Call, 5/17/14 at $110	450	(6,300)
Kansas City Southern, Put, 5/17/14 at $90	325	(3,250)
Las Vegas Sands Corp., Call, 5/2/14 at $79	160	(14,720)
Procter & Gamble Co., Call, 5/2/14 at $81	225	(37,125)
Procter & Gamble Co., Put, 5/2/14 at $77	225	(225)
Netflix, Inc., Call, 5/2/14 at $370	60	(180)
Netflix, Inc., Put, 5/2/14 at $300	60	(3,180)
Salesforce.com, Inc., Put, 5/9/14 at $50	260	(20,800)
Sunpower Corp., Call, 5/2/14 at $35	450	(3,150)
Sunpower Corp., Put, 5/2/14 at $28	450	(450)
Synaptics, Inc., Put, 5/17/14 at $60	300	(43,500)
Total	7,720	$(387,275)
Mid-Cap Growth Fund
Range Resources, Call, 5/17/14 at $95	2,800	$(84,000)
Yelp, Inc., Put, 5/17/14 at $60	500	(305,000)
Total	3,300	$(389,000)

Transactions in written options and related premiums received during the period ended April 30, 2014 were as follows:

	Number of contracts	Premiums
Enhanced Large-Cap Value Index Fund
Outstanding at beginning of period	1,169	48,269
Written	7,713	626,914
Purchased	(255)	(66,191)
Exercised	(1,777)	(201,621)
Expired	(6,728)	(385,704)
Outstanding at end of period	122	21,667
Growth & Income Fund
Outstanding at beginning of period	1,400	201,384
Written	43,144	2,622,269
Purchased	(7,150)	(425,486)
Exercised	(5,378)	(464,926)
Expired	(24,296)	(1,392,804)
Outstanding at end of period	7,720	540,437
Large-Cap Growth Fund
Outstanding at beginning of period	415	13,277
Written	2,775	248,402
Purchased	(960)	(38,639)
Exercised	(215)	(28,020)
Expired	(2,015)	(195,020)
Outstanding at end of period	—	—
Large-Cap Value Fund
Outstanding at beginning of period	—	—
Written	1,600	51,999
Purchased	(1,600)	(51,999)
Exercised	—	—
Expired	—	—
Outstanding at end of period	—	—
Mid-Cap Growth Fund
Outstanding at beginning of period	9,960	1,702,387
Written	70,458	6,180,006
Purchased	(16,825)	(947,147)
Exercised	(15,384)	(2,586,563)
Expired	(44,909)	(3,677,070)
Outstanding at end of period	3,300	671,613

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	95

Notes to financial statements (unaudited)

fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund has adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2014, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee - effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
				Retirement Class	Premier Class	Retail Class	Institutional Class	Premier Class	Retirement Class	Retail Class
Enhanced Large-Cap Growth Index*	0.20%–0.35%		0.33%	—%	—%	—%	0.40%	—%	—%	—%
Enhanced Large-Cap Value Index*	0.20–0.35		0.33	—	—	—	0.40	—	—	—
Growth & Income*	0.39–0.45		0.43	0.25	0.15	0.25	0.52	0.67	0.77	0.91
Large-Cap Growth*	0.39–0.45		0.44	0.25	0.15	0.25	0.52	0.67	0.77	0.91
Large-Cap Value*	0.39–0.45		0.42	0.25	0.15	0.25	0.52	0.67	0.77	0.91
Mid-Cap Growth*	0.42–0.48	^	0.44	0.25	0.15	0.25	0.55	0.70	0.80	0.94
Mid-Cap Value*	0.42–0.48	^	0.43	0.25	0.15	0.25	0.55	0.70	0.80	0.94
Small-Cap Equity*	0.42–0.48	ƒ	0.44	0.25	0.15	0.25	0.52	0.67	0.77	0.91
Social Choice Equity	0.15		0.15	0.25	0.15	0.25	0.22	0.37	0.47	0.61
Emerging Markets Equity*	0.79–0.85		0.85	0.25	0.15	0.25	0.95	1.10	1.20	1.34
Enhanced International Equity Index*	0.30–0.45		¥0.45	—	—	—	0.50	—	—	—
Global Natural Resources*	0.59–0.65		0.65	0.25	0.15	0.25	0.75	0.90	1.00	1.14
International Equity*	0.44–0.50		0.48	0.25	0.15	0.25	0.60	0.75	0.85	0.99
International Opportunities*	0.54–0.60		0.60	0.25	0.15	0.25	0.70	0.85	0.95	1.09

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
^	During the period November 1, 2013 to April 30, 2014, Advisors voluntarily waived a portion of the investment management fee for the Mid-Cap Growth and Mid-Cap Value Funds. The investment management fee range after the waiver was 0.40%–0.48% of average daily net assets. Effective May 1, 2014, the investment management fees are 0.38%–0.48% of daily net assets, and Advisors has agreed to voluntarily waive a portion of the investment management fee. The investment management fee range after the waiver is 0.36%–0.48% of daily net assets.
ƒ	During the period November 1, 2013 to April 30, 2014, Advisors voluntarily waived a portion of the investment management fee for the Small-Cap Equity Fund. The investment management fee range after the waiver was 0.40%–0.45% of average daily net assets. Effective May 1, 2014, the investment management fees are 0.36%–0.46% of daily net assets, and Advisors has agreed to voluntarily waive a portion of the investment management fee. The investment management fee range after the waiver is 0.34%–0.46% of daily net assets.
¥	Effective May 1, 2014, the investment management fees are 0.25%–0.40% of daily net assets for the Enhanced International Equity Index Fund.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2015. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2014, three 529 Plans owned 9%, 8% and 7%, respectively, of the International Equity Fund and one 529 Plan owned 6% of the Social Choice Equity Fund.

As of April 30, 2014, the Emerging Markets Equity Fund and the Global Natural Resources Fund, TIAA, an affiliate, was invested in each Fund. In addition, a registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the funds, and certain funds within the Trust also make investments in the Funds.

96	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

The following is the percentage of Fund shares owned by TIAA and other funds within the Trust as of April 30, 2014:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Enhanced Large-Cap Growth Index	—%	95%	1%	3%	—%	99%
Enhanced Large-Cap Value Index	—	95	1	3	—	99
Growth & Income	—	32	1	1	5	39
Large-Cap Growth	—	62	1	2	2	67
Large-Cap Value	—	31	1	1	7	40
Mid-Cap Growth	—	4	—	—	8	12
Mid-Cap Value	—	1	—	—	9	10
Small-Cap Equity	—	27	—	1	6	34
Social Choice Equity	—	—	—	—	2	2
Emerging Markets Equity	—	86	1	3	—	90
Enhanced International Equity Index	—	95	1	3	—	99
Global Natural Resources	—	83	1	3	—	87
International Equity	—	25	—	1	7	33
International Opportunities	—	94	1	3	—	98

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Withholding expense	Shares at April 30, 2014	Value at April 30, 2014
Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$198,798,936	$118,508,951	$111,579,719	$—		$—	$—	205,728,168	$205,728,168
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	206,556,372	55,908,031	54,918,656	—		—	—	207,545,747	207,545,747
International Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	*	405,298,310	76,302,395	—		—	—	426,855,915	426,855,915

*	Not an affiliate as of October 31, 2013.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation	)
Enhanced Large-Cap Growth Index	$1,346,978,613	$324,324,875	$(15,537,145)	$308,787,730
Enhanced Large-Cap Value Index	1,297,116,271	396,363,885	(6,398,070)	389,965,815
Growth & Income	3,516,873,202	926,135,230	(32,520,391)	893,614,839
Large-Cap Growth	1,980,119,321	578,629,697	(15,873,822)	562,755,875
Large-Cap Value	4,304,072,781	1,005,643,731	(83,734,668)	921,909,063
Mid-Cap Growth	1,640,760,936	321,282,572	(50,602,533)	270,680,039
Mid-Cap Value	3,571,220,285	1,434,304,497	(28,040,908)	1,406,263,589
Small-Cap Equity	2,268,980,215	479,266,733	(86,080,295)	393,186,438
Social Choice Equity	1,404,701,117	624,876,073	(13,666,754)	611,209,319
Emerging Markets Equity	726,854,729	93,025,247	(32,187,567)	60,837,680
Enhanced International Equity Index	926,052,123	165,449,874	(12,591,406)	152,858,468
Global Natural Resources	241,221,604	28,410,100	(759,538)	27,650,562
International Equity	3,917,573,043	335,985,477	(83,895,727)	252,089,750
International Opportunities	1,019,848,348	93,973,494	(30,975,071)	62,998,423

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Notes to financial statements (unaudited)	concluded

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2014 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Enhanced Large-Cap Growth Index	$861,962,545	$759,894,922
Enhanced Large-Cap Value Index	696,943,316	587,202,139
Growth & Income	2,254,726,878	2,123,162,372
Large-Cap Growth	1,199,122,885	1,043,613,646
Large-Cap Value	1,428,711,232	1,139,822,834
Mid-Cap Growth	1,165,080,133	1,158,321,691
Mid-Cap Value	529,396,851	524,431,896
Small-Cap Equity	1,052,974,470	977,627,332
Social Choice Equity	194,952,738	66,490,881
Emerging Markets Equity	428,363,534	348,334,449
Enhanced International Equity Index	434,339,862	295,082,967
Global Natural Resources	194,134,736	222,275,021
International Equity	2,054,853,906	1,956,550,035
International Opportunities	417,637,960	252,680,409

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2013 was as follows:

	10/31/2013
Fund	Ordinary income	Long-term capital gains	Total
Enhanced Large-Cap Growth Index	$19,981,222	$32,431,575	$52,412,797
Enhanced Large-Cap Value Index	26,866,075	20,942,323	47,808,398
Growth & Income	49,470,288	112,730,342	162,200,630
Large-Cap Growth	5,411,547	43,612,010	49,023,557
Large-Cap Value	53,399,862	11,162,311	64,562,173
Mid-Cap Growth	8,290,831	69,019,123	77,309,954
Mid-Cap Value	50,121,555	59,560,724	109,682,279
Small-Cap Equity	17,344,213	31,024,962	48,369,175
Social Choice Equity	23,957,439	—	23,957,439
Emerging Markets Equity	6,995,272	—	6,995,272
Enhanced International Equity Index	25,469,837	—	25,469,837
Global Natural Resources	5,121,190	—	5,121,190
International Equity	50,663,141	—	50,663,141
International Opportunities	—	—	—

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2014, the Funds did not have any in-kind purchase or in-kind redemption transactions.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2014, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

98	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each applicable Fund other than the International Opportunities Fund using its previously-established process. (The Board did not consider the renewal of the Agreement for the International Opportunities Fund at this meeting, because this Fund’s Agreement was initially approved in March 2013 with a two-year term. Accordingly, in the discussion below, the references to “Funds” do not include the International Opportunities Fund.) As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage,

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Renewal of investment management agreement (unaudited)

compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received, and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds generally ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

100	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect to each Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had earned profits with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2013 and that TAI expected this trend to continue. The Board recognized TAI’s agreement to voluntarily waive certain fees for the Small-Cap Equity Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund and the Enhanced International Equity Index Fund in 2013. The Board also acknowledged the permanent reduction in the contractual management fee rates starting May 1, 2014 (through rate reductions or the expansion of breakpoints) for the Small-Cap Equity Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Enhanced International Equity Index Fund. With respect to those Funds for which the Agreement was profitable to TAI in 2013, the Board concluded that those profits were not excessive in light of various relevant factors.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered the extent to which the current fee “breakpoints” (that is, the Fund asset levels at which additional assets would be assessed lower management fee rates) on many actively-managed Funds (which were profitable to TAI) would have a material effect on their fees. In this connection, the Board considered TAI’s representation that the initial maximum fee rates in the Agreement are already at low levels compared to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels. The Board also considered TAI’s implementation of permanent, contractual advisory fee rate reductions as previously noted above starting May 1, 2014.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the TIAA-CREF Life Funds and CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and

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Renewal of investment management agreement (unaudited)

performance factors outlined below are based on the Institutional Class shares of each Fund (unless noted). Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. Comparative Lipper expense and performance rankings are as of March 31, 2013 all other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding a Fund’s “aggregate management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account the different management fee rates that apply to higher levels of Fund assets that exceed one or more breakpoints in the Fund’s management fee rate schedule. Statements below regarding “net profit” refer to whether TAI earned a profit for the services that it rendered to a Fund during 2013 under the Agreement.

Enhanced Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.331% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund ranked 3rd out of 3 within the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods. For the one-, three- and five-year periods, the Fund was in the 4th, 3rd and 3rd quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”), respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.35% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.333% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund ranked 3rd out of 3 within its Performance Group for the one- and three-year periods and ranked 2nd out of 3 within its Performance Group for the five-year period. The Fund was in the 3rd, 2nd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.426% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 1st, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.438% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 1st and 2nd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	Terrance Kontos was added as a co-portfolio manager of the Fund in March 2014.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.422% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 5th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund ranked 1st out of 4 within its Performance Group for the ten-year period. The Fund was in the 2nd, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. Based on asset levels at year-end, a voluntary one-year waiver implemented by TAI and breakpoints reduced the Fund’s aggregate management fee rate to 0.44% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.

102	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

•	The Fund was in the 3rd quintile of its Performance Group for the one-, three-, five- and ten-year periods. The Fund was in the 2nd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule for one year effective May 1, 2013 and agreed to add permanent, contractual breakpoints on Fund assets over $2.5 billion and over $4 billion as of May 1, 2014.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate is 0.48% of average daily net assets with breakpoints. Based on asset levels at year-end, a voluntary one-year waiver implemented by TAI and breakpoints reduced the Fund’s aggregate management fee rate to 0.42% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 4th, 2nd, 2nd and 2nd quintiles of its Performance Group and the 3rd, 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule for one year effective May 1, 2013 and agreed to add permanent, contractual breakpoints on Fund assets over $2.5 billion and over $4 billion as of May 1, 2014.

Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate is 0.46% of average daily net assets with breakpoints. Based on asset levels at year-end, a voluntary one-year waiver implemented by TAI and breakpoints reduced the Fund’s aggregate management fee rate to 0.42% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 4th and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund ranked 2nd out of 3 within its Performance Group for the ten-year period. The Fund was in the 2nd, 3rd, 3rd, and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to implement a voluntary waiver reducing the Fund’s management fee breakpoint schedule for one year effective May 1, 2013 and agreed reduce the Fund’s contractual advisory fee rate and to add permanent, contractual breakpoints on Fund assets over $2.5 billion and over $4 billion as of May 1, 2014.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 4th, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five-and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate is 0.85% of average daily net assets with breakpoints.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles, respectively, of its Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for the one-and three-year periods and in the 3rd and 2nd quintiles of its Performance Universe for the one-year and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Enhanced International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.45% of average daily net assets with breakpoints. Based on asset levels at year-end, a voluntary one-year waiver implemented by TAI reduced the Fund’s aggregate management fee rate to 0.40% of average daily net assets.
•	The Fund’s total expenses and management fees ranked 1st and 2nd out of 5 within its Expense Group, respectively. The Fund’s total expenses and actual management fees were in the 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund ranked 3rd out of 3 within its Performance Group for the one-, three- and five-year periods. The Fund was in the 2nd quintile of its Performance Universe for the one-, three-and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.
•	TAI agreed to make the voluntary advisory fee rate waiver in effect during 2013 contractual and permanent as of May 1, 2014.

Global Natural Resources Fund

•	The Fund’s annual contractual management fee rate is 0.65% of average daily net assets with breakpoints.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and in the 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th and 3rd quintiles of its Performance Group for the one-year and since-inception periods, respectively, and in the 5th and 3rd quintiles of its Performance Universe for the one-year and since-inception periods, respectively.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	103

Renewal of investment management agreement (unaudited)	concluded

•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate is 0.50% of average daily net assets with breakpoints. Based on year-end asset levels, breakpoints reduced the aggregate management fee rate to 0.479% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 2nd, 1st and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

104	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index, the Russell 1000 Growth Index, the Russell Midcap® Growth Index and the Russell Midcap Value Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF Growth & Income Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF Growth & Income Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Funds: Equity Funds ■ 2014 Semiannual Report	105

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How to reach us

TIAA-CREF website

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24 hours a day, 7 days a week

Automated telephone service

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For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2014 Semiannual Report

TIAA-CREF Funds

Equity Index Funds

April 30, 2014

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of April 30, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time, based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

TIAA-CREF Market Monitor

Economy cools in the winter, but stocks end higher

Although the U.S. economy and stocks hit a rough patch during the reporting period, many equity indexes closed higher amid mixed economic reports. The domestic economy slowed down, attributable in large part to the harsh winter. However, private-sector hiring and consumer spending rose, and unemployment fell by a full percentage point to 6.3% over the period. The Russell 3000® Index, a broad-based measure of the U.S. stock market, registered 7.8% for the six months ended April 30, 2014.

For the six months, value stocks outperformed their growth counterparts, returning 9.2% and 6.5%, respectively. At the same time, investors favored stocks of large-capitalized companies over smaller companies. The latter are riskier but can offer higher potential long-term returns. (Returns by market capitalization and investment style are based on the Russell indexes.)

Overseas, stocks in developed international markets, as measured by the MSCI EAFE Index, rose but underperformed the broad U.S. market by nearly three-and-a-half percentage points. The Eurozone produced respectable but tepid economic results. Manufacturing improved and the European Central Bank reduced its lending rate. Emerging market equities, however, as measured by the MSCI Emerging Markets Index, dropped three percentage points due in part to concerns over China’s economy and geopolitical concerns, a rising U.S. dollar and slowing growth in many emerging market economies. (All returns are in U.S. dollars.)

Domestic investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index, returned 1.7% over the six-month period. Their prices stabilized after concerns about interest rates eased.

Value stocks outperformed growth equities

(Based on November 1, 2013–April 30, 2014 performance)

Source: Russell Investments

Stocks rally, retreat and rebound

Over the first two months of the period, U.S. equities in general rose in reaction to a drop in unemployment and signs that the domestic economy had sprung back to life. The tide turned in January when stocks dropped sharply, and U.S. Treasury securities rose as investors questioned the U.S. economy’s strength following reports of weak growth in employment, home sales, payrolls, construction spending and retail sales. First-quarter real gross domestic product (“GDP”), which measures the value of all goods and services produced in the nation, decreased 1.0% from the prior quarter. (The annualized growth rate was 2.6% over the fourth quarter and 1.8% over the first quarter of 2013.) The weak GDP growth largely resulted from the effects of the cold winter. Also in January, the Federal Reserve (“Fed”) began scaling back its $85 billion in monthly purchases of U.S. Treasury and agency fixed-income securities.

As the period advanced, employment and retail sales picked up, the Fed reaffirmed its continued low-interest-rate policy and stocks regained their footing. Many high-momentum growth stocks (particularly those of technology and biotech companies) and small caps sold off as value stocks fell in favor.

Outside the United States, prices of developed and emerging market stocks rose amid reports of a decline in current-account deficits and lower currency volatility. Lackluster economic reports from China, including lower-than-forecast industrial production and retail sales, and increasing bad debt, reinforced investors’ concerns about the country’s economy. China’s first-quarter GDP grew at an annual rate of 7.4% year over year, down from 7.7% in the fourth quarter. However, credit conditions eased and China’s currency continued to depreciate, which helped its exports. Elsewhere, tensions between Russia and Ukraine escalated, often overshadowing positive corporate earnings reports.

Some encouraging news surfaced at the end of the period. Payroll processor ADP announced that the private sector added 220,000 jobs in April, the strongest job growth since November 2013. Moreover, the Fed announced that economic growth picked up, and it would continue its efforts to keep interest rates low “for a considerable time.”

Although the Investment Company Institute (ICI) estimated $43.3 billion flowed out of bond funds and about $22.1 billion into equity funds from November through December 2013, it reported approximately $58.8 billion flowed into stock funds and nearly $25.3 billion into bond funds in 2014 as bond markets stabilized.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	3

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2013–April 30, 2014).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	5

Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2014
Information technology	17.6
Financials	17.6
Health care	12.7
Consumer discretionary	12.6
Industrials	11.6
Energy	9.7
Consumer staples	8.6
Materials	3.8
Utilities	3.2
Telecommunication services	2.2
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	49.1
More than $15 billion–$50 billion	23.6
More than $2 billion–$15 billion	22.2
$2 billion or less	5.1
Total	100.0

Performance for the six months ended April 30, 2014

The Equity Index Fund returned 7.85% for the Institutional Class, compared with the 7.83% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2014, the fund returned 20.77%, versus 20.78% for the index. The table below shows returns for all share classes of the fund.

The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

U.S. stocks advance amid mixed economic signals

The broad U.S. stock market, as measured by the Russell 3000 Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. After posting solid gains in November and December, the index declined 3.16% in January, when investors worried about the strength of the U.S. economy and signs of slowing growth in China and other emerging markets.

Although gross domestic product—the output of goods and services produced in the United States—increased at an estimated annual rate of 2.6% in the fourth quarter of 2013, it decreased 1.0% in the first three months of the new year. The slowdown, however, appeared to be partly the result of the winter’s severe weather. By period-end, household spending had increased, and unemployment had dropped to 6.3% from 7.3% six months earlier.

During the period, the Federal Reserve began reducing its monthly purchases of U.S. Treasury and agency securities, designed to stimulate the economy by keeping interest rates low. In February, U.S. stocks climbed 4.74% after the Fed reaffirmed its commitment to an accommodative monetary policy until solid growth is achieved.

Performance as of April 30, 2014

		Total return		Average annual total return
Equity Index Fund	Inception date	6 months	1 year	5 years		10 years
Institutional Class	7/1/1999	7.85%	20.77%	19.49%		8.06%
Premier Class	9/30/2009	7.72	20.57	19.31	*	7.98	*
Retirement Class	3/31/2006	7.65	20.37	19.16		7.84	*
Retail Class	3/31/2006	7.65	20.33	19.14		7.88	*
Russell 3000 Index	—	7.83	20.78	19.54		8.10

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Surrounded by uncertainty, investors take a defensive position

For the six months, investors favored the stocks of large-capitalization companies because of their lower volatility and greater access to credit. Large caps climbed 8.25%, versus 7.76% for mid-cap stocks and 3.08% for small caps. At the same time, value stocks outperformed growth issues, 9.24% to 6.49%. (Returns by market capitalization and investment style are based on the Russell indexes.)

All ten industry sectors of the Russell 3000 Index advanced for the period. Leading the way were double-digit gains from three defensive sectors: utilities (up 12.8%), health care (up 10.3%) and energy (up 10.2%). Defensive stocks generally provide stable earnings even when economic growth is slow. These outsized results were tempered by lower returns from information technology (up 9.7%) and financials (up 7.0%), the benchmark’s two largest sectors in terms of market capitalization on April 30, 2014. Consumer discretionary stocks lagged with a 2.0% return. Consumer discretionary and other cyclical stocks generally perform better when economic growth is strong.

The benchmark’s four largest stocks excel

Reflecting investors’ preference for large-cap stocks during the period, the four largest stocks in the Russell 3000 Index generated double-digit advances. Microsoft (up 15.8%) and Exxon Mobil (up 15.9%) led the charge, followed by Apple, the index’s largest stock, up 14.2%, and Johnson & Johnson, up 10.9%. Rounding out the index’s top five stocks, General Electric posted a modest 4.6% return for the six months.

Expense example

Six months ended April 30, 2014

Equity Index Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,078.48	$0.26
Premier Class	1,000.00	1,077.23	1.03
Retirement Class	1,000.00	1,076.54	1.54
Retail Class	1,000.00	1,076.46	1.85
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Premier Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
Retail Class	1,000.00	1,023.01	1.81

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.36% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	7

Large-Cap Growth Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2014
Information technology	26.4
Consumer discretionary	18.6
Industrials	12.4
Health care	12.2
Consumer staples	12.0
Financials	6.3
Energy	5.0
Materials	4.5
Telecommunication services	2.2
Utilities	0.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	53.5
More than $15 billion–$50 billion	25.3
More than $2 billion–$15 billion	21.1
$2 billion or less	0.1
Total	100.0

Performance for the six months ended April 30, 2014

The Large-Cap Growth Index Fund returned 6.87% for the Institutional Class, compared with the 6.95% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2014, the fund returned 20.51% versus 20.66% for the index. The table below shows returns for all share classes of the fund.

For the period, the fund’s return trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth stocks lag the broad market

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors were in a defensive mode, as U.S. economic activity decreased markedly in the first quarter of 2014, and the Federal Reserve began to pare back its stimulus efforts. For the period, large-cap stocks outperformed smaller-cap issues, and value shares outperformed growth stocks.

The large-cap growth category lagged the 9.61% return of the large-cap value category, in part because the latter contained more high-performing financial and energy stocks. Within the growth category, however, large caps outpaced both small- and mid-cap issues, which gained 1.27% and 6.04%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2014, the Russell 1000 Growth Index produced an average annual return of 7.99%, performing broadly in line with the 7.95% average gain of the Russell 1000 Value Index and the 8.10% average return of the Russell 3000 Index.

Performance as of April 30, 2014

		Total return		Average annual total return
Large-Cap Growth Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	6.87%	20.51%	19.38%	7.89%
Retirement Class	10/1/2002	6.79	20.26	19.10	7.60
Russell 1000 Growth Index	—	6.95	20.66	19.47	7.99

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

8	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Technology stocks fuel the benchmark’s advance

Nine out of ten industry sectors of the Russell 1000 Growth Index registered positive returns for the six months, led by utilities, which rose 17.8%. Utilities benefited from the first-quarter economic slowdown, as companies in this sector tend to generate steady earnings even when the economy is less robust. Technology, the biggest sector in the index, climbed 9.4%. Industrials and health care gained 10.0% and 9.3%, respectively. Together, these three sectors represented more than one-half of the benchmark’s total market capitalization on April 30, 2014.

Telecommunication services declined 3.3%, as fierce competition among companies in the sector put downward pressure on profit margins. And after soaring 40.3% in the previous twelve months, consumer discretionary stocks took a breather, rising a relatively modest 1.9% in this period.

Technology issues shine among the five largest stocks

Three of the benchmark’s five largest stocks—all technology bellwethers—scored above-benchmark gains for the six months. Microsoft led the way, surging 15.8%, in part because of optimism about new leadership at the company. Apple was not far behind with a 14.2% advance, while IBM returned 10.8%. In contrast, Coca-Cola (up 4.6%) and Verizon (down 5.4%) lagged.

Expense example

Six months ended April 30, 2014

Large-Cap Growth Index Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,068.75	$0.31
Retirement Class	1,000.00	1,067.89	1.59

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	9

Large-Cap Value Index Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Financials	28.5
Energy	15.0
Health care	13.1
Industrials	10.1
Information technology	8.8
Consumer discretionary	6.3
Utilities	6.2
Consumer staples	5.8
Materials	2.9
Telecommunication services	2.5
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	51.9
More than $15 billion–$50 billion	27.1
More than $2 billion–$15 billion	20.6
$2 billion or less	0.4
Total	100.0

Performance for the six months ended April 30, 2014

The Large-Cap Value Index Fund returned 9.58% for the Institutional Class, compared with the 9.61% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2014, the fund returned 20.77%, versus 20.90% for the index. The table below shows returns for all share classes of the fund.

For the period, the fund’s return trailed that of its benchmark index, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap value stocks benefit as investors turn from riskier assets

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 7.83% for the reporting period, compared with 12.01% for the previous six months. Investors turned more defensive, as U.S. economic activity decreased markedly in the first quarter of 2014 and the Federal Reserve began paring its stimulus efforts. For the period, large-cap stocks outperformed smaller-cap issues, and value shares outperformed growth stocks.

Large-cap value stocks outpaced the 6.95% return of large-cap growth shares. The relative performance of large-cap growth stocks suffered, in part, from a substantially lower weighting in high-performing financial and energy stocks. Within the value category, large-cap issues outperformed small caps, which rose 4.97%, but slightly trailed the 9.69% rise in mid caps. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended April 30, 2014, the Russell 1000 Value Index posted an average annual gain of 7.95%, a showing on par with the 7.99% average return of the Russell 1000 Growth Index and the 8.10% average return of the Russell 3000 Index.

Performance as of April 30, 2014

		Total return		Average annual total return
Large-Cap
Value Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	9.58%	20.77%	19.41%	7.88%
Retirement Class	10/1/2002	9.38	20.47	19.10	7.59
Russell 1000 Value Index	—	9.61	20.90	19.52	7.95

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

10	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Index benefits from gains in all sectors

For the six months, all ten industry sectors of the fund’s benchmark advanced. Financials, the benchmark’s largest sector, gained 7.9%. The next three-largest sectors also generated strong performance—energy was up 10.8%, health care gained 12.5% and industrials rose 9.9%. Together, these four sectors comprised approximately two-thirds of the benchmark’s total market capitalization on April 30, 2014.

The consumer discretionary and telecommunication services sectors posted the smallest returns. They gained 3.5% and 3.3%, respectively, underperforming the overall index.

Benchmark lifted by three of its largest stocks

For the six-month period, three of the benchmark’s five largest stocks outpaced the return of the index. The top performer was banking giant Wells Fargo with a gain of 17.9%, followed by Exxon Mobil, the index’s largest stock by market capitalization (up 15.9%), and Johnson & Johnson (up 10.9%). The two under-performing stocks were General Electric (up 4.6%) and Chevron (up 6.5%).

Expense example

Six months ended April 30, 2014

Large-Cap Value Index Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$ 1,095.79	$ 0.31
Retirement Class	1,000.00	1,093.78	1.61

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	11

S&P 500 Index Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Information technology	18.4
Financials	16.1
Health care	13.2
Consumer discretionary	11.8
Industrials	10.7
Energy	10.6
Consumer staples	9.8
Materials	3.5
Utilities	3.2
Telecommunication services	2.4
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	59.9
More than $15 billion–$50 billion	28.5
More than $2 billion–$15 billion	11.6
Total	100.0

Performance for the six months ended April 30, 2014

The S&P 500 Index Fund returned 8.27% for the Institutional Class, compared with the 8.36% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2014, the fund returned 20.29%, versus 20.44% for the index. The table below shows returns for all share classes of the fund.

For the period, the fund’s return trailed that of its benchmark index because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks trudge ahead as investors turn more cautious

For the six-month period, large-cap U.S. stocks, as measured by the S&P 500 Index, generated a healthy gain and outperformed the 7.83% return of the Russell 3000® Index, a proxy for the broad domestic stock market.

Following the wide-ranging rally of U.S. equities in 2013, investors started 2014 by booking profits early in the new year. The S&P 500 Index began the year on a positive note but dropped considerably at the end of January. The index rebounded in February but was up and down in March due to geopolitical turmoil in Ukraine and investors’ focus on the Federal Reserve’s stance toward tapering asset purchases and the potential for interest-rate increases. Volatility was also fueled by slower economic activity resulting from harsh winter weather that hurt sales in the retail, auto and homebuilding segments of the market.

The benchmark’s robust six-month performance lifted it above the broad U.S. stock market, as investors increasingly sought the strength and stability of larger issues. The performance of the Russell 3000 Index was hampered by its sizable position in small- and mid-cap issues, both of which underperformed large caps for the period.

Performance as of April 30, 2014

		Total return		Average annual total return
S&P 500 Index Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	8.27%	20.29%	19.03%	7.60%
Retirement Class	10/1/2002	8.17	20.06	18.75	7.30
S&P 500 Index	—	8.36	20.44	19.14	7.67

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

12	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2014, the S&P 500 Index produced an average annual gain of 7.67%, versus the 8.10% average return of the Russell 3000 Index.

Most sectors aid the rise of large-cap stocks

Nine out of ten industry sectors within the S&P 500 Index produced positive returns for the reporting period. Only telecommunication services, which had the lowest weighting in the benchmark on April 30, 2014, registered a loss. Information technology, the benchmark’s biggest sector on April 30, 2014, gained 11.1%. Other heavily weighted sectors at period-end included health care (up 11.2%) and financials (up 8.0%). Combined, these three sectors represented nearly half of the S&P 500’s market capitalization at period-end.

Four of the index’s five largest stocks outperform

For the period, four of the five largest stocks in the benchmark scored double-digit gains and performed better than the index as a whole. Exxon Mobil, the world’s largest publicly traded oil company, led the way with a gain of 15.9%. Close behind was Microsoft, which advanced 15.8%. The software giant outpaced the overall information technology sector by approximately five percentage points. Apple, the index’s largest constituent by market capitalization at period-end, gained 14.2%, while Johnson & Johnson rose 10.9%, helped by robust growth in earnings per share. General Electric trailed the index for the six months with a return of 4.6%.

Expense example

Six months ended April 30, 2014

S&P 500 Index Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$ 1,000.00	$ 1,082.68	$ 0.31
Retirement Class	1,000.00	1,081.70	1.60

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	13

Small-Cap Blend Index Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Financials	23.4
Information technology	17.1
Industrials	14.8
Consumer discretionary	12.9
Health care	12.8
Energy	6.1
Materials	4.9
Consumer staples	3.8
Utilities	3.3
Telecommunication services	0.7
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $15 billion–$50 billion	0.2
More than $2 billion–$15 billion	37.7
$2 billion or less	62.1
Total	100.0

Performance for the six months ended April 30, 2014

The Small-Cap Blend Index Fund returned 3.19% for the Institutional Class, compared with the 3.08% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2014, the fund returned 20.74% versus 20.50% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund benefited from participating in a securities-lending program, which helped the fund outperform its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small caps generate gains but lag the broad market

For the six-month period, small-cap stocks posted an advance but failed to keep pace with the 7.83% return of the broad U.S. stock market as measured by the Russell 3000® Index. After ending the last two months of 2013 up, small-cap equities posted negative returns in three of the first four months of 2014 as investors worried about the strength of the U.S. economy and signs of slowing growth in China and other emerging markets. Investors were in a defensive mode, as gross domestic product—the output of goods and services produced in the United States—decreased 1.0% in the first three months of the new year and the Federal Reserve began to pare back its stimulus efforts.

Within the small-cap segment, value stocks easily outpaced growth issues, 4.97% to 1.27%. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of April 30, 2014

		Total return		Average annual total return
Small-Cap Blend Index Fund*	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	3.19%	20.74%	19.88%	8.70%
Retirement Class	10/1/2002	3.02	20.34	19.58	8.43
Russell 2000 Index	—	3.08	20.50	19.84	8.67

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

14	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended April 30, 2014, small-cap stocks posted an average annual return of 8.67%, slightly ahead of the 8.10% average return of the broad market over the same period.

Industrials and financials push the benchmark higher

Eight of the ten sectors of the Russell 2000 Index generated positive returns for the six months. The industrials and financials sectors, which rose 5.3% and 3.0%, respectively, made up almost 40% of the benchmark’s market capitalization on April 30, 2014. Gains from the sizable information technology and health care sectors also helped lift the index higher.

Consumer discretionary and telecommunications were the only two sectors posting negative results. They lost 0.6% and 0.9%, respectively. Together these sectors made up about one-seventh of the index at period-end.

Among the benchmark’s largest stocks, returns vary sharply

Three of the five largest stocks in the Russell 2000 Index posted double-digit gains and one generated a triple-digit gain during the six-month period. In descending order of market capitalization at period-end, these stocks and their returns were as follows: American Realty Capital (up 2.8%), diversified electronics firm Acuity Brands (up 24.2%), drugstore chain Rite Aid (up 37.0%), commercial real estate investment company NorthStar Realty Finance (up 78.3%) and solar energy provider SunEdison (up 106.8%).

Expense example

Six months ended April 30, 2014
Small-Cap Blend Index Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,031.94	$0.30
Retirement Class	1,000.00	1,030.16	1.56

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Retirement Class	1,000.00	1,023.26	1.56
*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014.The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds  ■  2014 Semiannual Report    15

Emerging Markets Equity Index Fund

Portfolio composition
Sector	% of net assets as of 4/30/2014
Financials	27.8
Information technology	16.5
Energy	9.9
Materials	9.1
Consumer discretionary	8.7
Consumer staples	8.3
Telecommunication services	6.9
Industrials	6.3
Utilities	3.5
Health care	1.7
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Holdings by country
% of portfolio investments as of 4/30/2014
China	16.3
Korea	15.0
Taiwan	11.2
Brazil	10.6
South Africa	7.3
India	6.2
Mexico	4.8
Russia	4.6
Malaysia	3.7
Indonesia	2.5
14 other nations	12.6
Short-term investments	5.2
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	17.0
More than $15 billion–$50 billion	36.6
More than $2 billion–$15 billion	43.1
$2 billion or less	3.3
Total	100.0

Performance for the six months ended April 30, 2014

The Emerging Markets Equity Index Fund returned –2.87% for the Institutional Class, compared with the –2.98% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2014, the fund returned –1.97%, versus –1.84% for the index. The table below shows returns for all share classes of the fund. For the period, the fund’s return trailed that of its benchmark index because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Emerging stocks lag developed markets

The MSCI Emerging Markets Index posted a modest loss for the period, trailing the 4.44% return of the 21 developed nations that comprise the MSCI EAFE Index and the 7.83% advance of the broad U.S. stock market, as measured by the Russell 3000® Index. Investors favored developed market equities because many developed economies were gathering strength while emerging market economies were generally losing momentum.

In the first three months of the period, the MSCI Emerging Markets Index slid 9.19%, in part due to investor concerns about slowing economic growth in China and the Federal Reserve’s decision to start scaling back its bond purchases. However, emerging market equities rallied 6.84% from February through April, aided by signs that the Chinese government was committed to boosting growth.

For the six months, a rising dollar lowered the return of the MSCI Emerging Markets Index for U.S. investors. In terms of local currencies, the index fell 1.72%.

Performance as of April 30, 2014

		Total return		Average annual total return
Emerging Markets Equity Index Fund*	Inception date	6 months	1 year	since inception
Institutional Class	8/31/2010	–2.87%	–1.97%	2.45%
Premier Class	8/31/2010	–2.88	–2.07	2.32
Retirement Class	8/31/2010	–2.93	–2.21	2.21
Retail Class	8/31/2010	–2.97	–2.34	2.07
MSCI Emerging Markets Index	—	–2.98	–1.84	3.12	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	Performance is calculated from the inception date of the Institutional Class.

16    2014 Semiannual Report  ■  TIAA-CREF Funds: Equity Index Funds

Losses in China and Russia weigh on the benchmark

China—the largest country component of the index at period-end—fell 6.9%, while Russia tumbled 22.9% amid the political crisis in Ukraine. Declines in the sizeable markets of Brazil (down 5.0%) and Korea (down 1.0%) also trimmed the benchmark’s return.

These losses were tempered by gains in several other key index components, including India and Taiwan, which rose 6.8% and 2.2%, respectively. (All returns are in U.S. dollars.)

Returns for largest stocks vary sharply

Two of the five largest stocks in the benchmark, as measured by market capitalization on April 30, 2014, scored gains in the declining market. Chinese Internet company Tencent Holdings was the standout performer, rising 14.2%, while Taiwan Semiconductor advanced 5.3%. In contrast, Korean electronics maker Samsung, the benchmark’s largest individual stock at period-end, fell 4.9%. China Mobile and China Construction Bank dropped 9.5% and 11.1%, respectively.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2014
Emerging Markets Equity Index Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expense paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$971.27	$1.17
Premier Class	1,000.00	971.20	1.95
Retirement Class	1,000.00	970.67	2.39
Retail Class	1,000.00	970.30	3.13

5% annual hypothetical return
Institutional Class	1,000.00	1,023.60	1.20
Premier Class	1,000.00	1,022.81	2.01
Retirement Class	1,000.00	1,022.36	2.46
Retail Class	1,000.00	1,021.62	3.21

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.24% for the Institutional Class, 0.40% for the Premier Class, 0.49% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds  ■  2014 Semiannual Report    17

International Equity Index Fund

Portfolio composition

Sector	% of net assets as of 4/30/2014
Financials	25.7
Industrials	12.6
Consumer discretionary	11.4
Consumer staples	11.0
Health care	10.4
Materials	8.2
Energy	7.2
Telecommunication services	4.9
Information technology	4.3
Utilities	3.7
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2014
United Kingdom	17.5
Japan	17.4
France	9.4
Switzerland	8.8
Germany	8.6
Australia	7.3
Netherlands	4.2
Spain	3.3
Sweden	2.9
Hong Kong	2.5
17 other nations	10.1
Short-term investments	8.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2014
More than $50 billion	45.2
More than $15 billion–$50 billion	31.5
More than $2 billion–$15 billion	23.2
$2 billion or less	0.1
Total	100.0

Performance for the six months ended April 30, 2014

The International Equity Index Fund returned 4.85% for the Institutional Class, compared with the 4.44% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2014, the fund returned 13.74% versus 13.35% for the index. The table below shows returns for all share classes of the fund.

For the six-month period, the fund benefited from participating in a securities-lending program and outperformed its benchmark despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

International developed market stocks lag U.S. but lead emerging markets

For the six months, the MSCI EAFE Index, which measures stock performance in 21 developed market nations outside North America, trailed the 7.83% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but it outperformed the MSCI Emerging Markets Index, which dropped 2.98%. Investors favored stocks in developed markets where many economies were gathering strength, while emerging market economies were generally losing momentum.

Following its strong finish in 2013, the EAFE dropped 4.03% in January amid delayed structural reforms in Japan and concerns about slowing economic growth, particularly in China and other emerging markets. The EAFE returned –1.84% for the first three months of the period but rallied 6.40% from February through April.

For the six months, a falling dollar relative to the pound and euro increased the return of the EAFE for U.S. investors. (The dollar was stronger against the yen.) In terms of local currencies, the index rose 3.48%.

Performance as of April 30, 2014

		Total return		Average annual total return
International Equity Index Fund*	Inception date	6 months	1 year	5 years		10 years
Institutional Class	10/1/2002	4.85%	13.74%	13.86%		7.05%
Premier Class	9/30/2009	4.82	13.61	13.71	†	6.98	†
Retirement Class	10/1/2002	4.77	13.49	13.58		6.77
MSCI EAFE Index	—	4.44	13.35	13.58		6.93

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ending April 30, 2014, the EAFE’s 6.93% average annual return trailed the 8.10% average annual return of the Russell 3000 Index.

European stocks boost the benchmark’s performance

Only two of the country components in the EAFE—Japan and Austria—finished the period in negative territory. (Returns noted are in U.S. dollars.) Two of the largest segments of the index based on market capitalization at period-end were France (up 7.8%) and the United Kingdom (up 7.6%). Japan returned –5.9% amid worries over the impact of a pending consumption tax increase and delayed structural reforms. Austria declined 2.7%.

Four of the five largest stocks outperform

All but one of the five largest stocks in the EAFE generated returns that were greater than the benchmark’s advance. Nestlé, the index’s biggest issue, gained 10.1%. Swiss pharmaceutical companies Novartis and Roche Holding earned 15.1% and 8.8%, respectively, while BP rose 11.3%. The sole laggard was Britain’s HSBC Holdings, which declined 5.1%.

The fund’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

Expense example

Six months ended April 30, 2014

International Equity Index Fund	Beginning account value (11/1/13)	Ending account value (4/30/14)	Expenses paid during period* (11/1/13– 4/30/14)
Actual return
Institutional Class	$1,000.00	$1,048.50	$0.30
Premier Class	1,000.00	1,048.18	1.07
Retirement Class	1,000.00	1,047.65	1.57

5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Premier Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Premier Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	19

Summary portfolio of investments (unaudited)

Equity Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$101,300,535	1.2%
BANKS
4,258,632		Bank of America Corp	64,475,689	0.8
1,202,531		Citigroup, Inc	57,613,260	0.7
1,492,492		JPMorgan Chase & Co	83,549,702	1.0
1,906,005		Wells Fargo & Co	94,614,088	1.1
		Other	192,807,078	2.3
			493,059,817	5.9
CAPITAL GOODS
273,176		3M Co	37,996,050	0.5
300,222		Boeing Co	38,734,642	0.5
4,080,923		General Electric Co	109,736,019	1.3
363,681		United Technologies Corp	43,034,373	0.5
		Other	477,778,466	5.7
			707,279,550	8.5
COMMERCIAL & PROFESSIONAL SERVICES			81,146,306	1.0
CONSUMER DURABLES & APPAREL			128,542,701	1.5
CONSUMER SERVICES
396,663		McDonald’s Corp	40,213,695	0.5
		Other	137,564,383	1.6
			177,778,078	2.1
DIVERSIFIED FINANCIALS
375,281		American Express Co	32,810,818	0.4
		Other	291,239,100	3.5
			324,049,918	3.9
ENERGY
765,277		Chevron Corp	96,057,569	1.2
483,751		ConocoPhillips	35,947,537	0.4
1,758,675	d	Exxon Mobil Corp	180,105,907	2.2
526,084		Schlumberger Ltd	53,423,830	0.6
		Other	443,334,790	5.3
			808,869,633	9.7
FOOD & STAPLES RETAILING
483,525		CVS Corp	35,161,938	0.4
636,695		Wal-Mart Stores, Inc	50,750,958	0.6
		Other	83,181,095	1.0
			169,093,991	2.0
FOOD, BEVERAGE & TOBACCO
792,563		Altria Group, Inc	31,789,702	0.4
1,511,522		Coca-Cola Co	61,654,983	0.7
610,206		PepsiCo, Inc	52,410,593	0.6
646,275		Philip Morris International, Inc	55,211,273	0.7
		Other	185,119,206	2.2
			386,185,757	4.6
HEALTH CARE EQUIPMENT & SERVICES			364,283,261	4.4
HOUSEHOLD & PERSONAL PRODUCTS
1,082,088		Procter & Gamble Co	89,326,364	1.1
		Other	69,805,127	0.8
			159,131,491	1.9
Shares		Company	Value	% of net assets
INSURANCE
583,905		American International Group, Inc	$31,022,872	0.4%
710,559	*	Berkshire Hathaway, Inc (Class B)	91,555,527	1.1
		Other	225,352,819	2.7
			347,931,218	4.2
MATERIALS			319,000,648	3.8
MEDIA
1,037,048		Comcast Corp (Class A)	53,677,605	0.6
710,369		Walt Disney Co	56,360,676	0.7
		Other	189,025,859	2.3
			299,064,140	3.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
624,962		AbbVie, Inc	32,548,021	0.4
296,901		Amgen, Inc	33,178,687	0.4
647,967		Bristol-Myers Squibb Co	32,456,667	0.4
603,538	*	Gilead Sciences, Inc	47,371,698	0.6
1,108,556		Johnson & Johnson	112,285,637	1.4
1,194,576		Merck & Co, Inc	69,954,370	0.8
2,641,144		Pfizer, Inc	82,614,984	1.0
		Other	286,676,849	3.4
			697,086,913	8.4
REAL ESTATE			297,827,322	3.6
RETAILING
145,477	*	Amazon.com, Inc	44,243,920	0.5
542,923		Home Depot, Inc	43,167,808	0.5
		Other	253,202,208	3.1
			340,613,936	4.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,965,124		Intel Corp	52,449,160	0.6
		Other	133,810,428	1.6
			186,259,588	2.2
SOFTWARE & SERVICES
674,018	*	Facebook, Inc	40,292,796	0.5
106,511	*	Google, Inc	56,095,083	0.7
106,511	*	Google, Inc (Class A)	56,970,604	0.7
386,113		International Business Machines Corp	75,859,621	0.9
462,760		Mastercard, Inc (Class A)	34,035,998	0.4
3,295,271		Microsoft Corp	133,128,948	1.6
1,328,467		Oracle Corp	54,307,731	0.7
206,697		Visa, Inc (Class A)	41,878,879	0.5
		Other	319,296,495	3.8
			811,866,155	9.8
TECHNOLOGY HARDWARE & EQUIPMENT
340,777		Apple, Inc	201,089,100	2.4
2,113,266		Cisco Systems, Inc	48,837,577	0.6
682,973		Qualcomm, Inc	53,756,805	0.7
		Other	166,995,251	2.0
			470,678,733	5.7

20	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
2,124,779		AT&T, Inc	$75,854,610	0.9%
1,629,776		Verizon Communications, Inc	76,159,433	0.9
		Other	32,320,534	0.4
			184,334,577	2.2
TRANSPORTATION
184,812		Union Pacific Corp	35,193,749	0.4
		Other	141,770,391	1.7
			176,964,140	2.1
UTILITIES			264,199,211	3.2
		TOTAL COMMON STOCKS (Cost $5,733,393,804)	8,296,547,619	99.6
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,604	0.0
TELECOMMUNICATION SERVICES			49,856	0.0
		TOTAL RIGHTS / WARRANTS (Cost $49,856)	51,460	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			7,999,822	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
250,136,453	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	250,136,453	3.0
			250,136,453	3.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $258,136,275)	258,136,275	3.1
		TOTAL PORTFOLIO (Cost $5,991,579,935)	8,554,735,354	102.7
		OTHER ASSETS & LIABILITIES, NET	(224,636,939)	(2.7)
		NET ASSETS	$8,330,098,415	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $244,476,887.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	21

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$17,895,780	1.1%
BANKS			842,739	0.1
CAPITAL GOODS
97,639		3M Co	13,580,609	0.8
126,954		Boeing Co	16,379,605	1.0
131,556		Honeywell International, Inc	12,221,552	0.8
143,927		United Technologies Corp	17,030,882	1.0
		Other	83,282,829	5.1
			142,495,477	8.7
COMMERCIAL & PROFESSIONAL SERVICES			12,965,774	0.8
CONSUMER DURABLES & APPAREL
118,676		Nike, Inc (Class B)	8,657,414	0.5
		Other	26,180,144	1.6
			34,837,558	2.1
CONSUMER SERVICES
167,610		McDonald’s Corp	16,992,302	1.0
125,210		Starbucks Corp	8,842,330	0.5
		Other	28,803,473	1.8
			54,638,105	3.3
DIVERSIFIED FINANCIALS
158,782		American Express Co	13,882,310	0.8
161,600	e	iShares Russell 1000 Growth Index Fund	13,994,560	0.9
		Other	25,399,084	1.5
			53,275,954	3.2
ENERGY
85,365		EOG Resources, Inc	8,365,770	0.5
141,278		Halliburton Co	8,910,404	0.5
222,398		Schlumberger Ltd	22,584,517	1.4
		Other	42,076,946	2.6
			81,937,637	5.0
FOOD & STAPLES RETAILING
72,917		Costco Wholesale Corp	8,435,039	0.5
119,518		Walgreen Co	8,115,272	0.5
179,458		Wal-Mart Stores, Inc	14,304,597	0.9
		Other	10,394,943	0.6
			41,249,851	2.5
FOOD, BEVERAGE & TOBACCO
335,950		Altria Group, Inc	13,474,954	0.8
640,602		Coca-Cola Co	26,130,156	1.6
259,008		PepsiCo, Inc	22,246,197	1.3
273,855		Philip Morris International, Inc	23,395,433	1.4
		Other	45,446,333	2.8
			130,693,073	7.9
HEALTH CARE EQUIPMENT & SERVICES			57,354,903	3.5
HOUSEHOLD & PERSONAL PRODUCTS
157,000	*	Colgate-Palmolive Co	10,566,100	0.6
		Other	14,960,470	0.9
			25,526,570	1.5
Shares		Company	Value	% of net assets
INSURANCE			$15,700,989	1.0%
MATERIALS
154,170		Du Pont (E.I.) de Nemours & Co	10,378,724	0.6
89,380		Monsanto Co	9,894,366	0.6
		Other	54,230,875	3.3
			74,503,965	4.5
MEDIA
405,723		Comcast Corp (Class A)	21,000,223	1.3
		Other	59,641,494	3.6
			80,641,717	4.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
264,861		AbbVie, Inc	13,793,961	0.8
49,523		Allergan, Inc	8,212,894	0.5
125,467		Amgen, Inc	14,020,937	0.9
39,721	*	Biogen Idec, Inc	11,404,693	0.7
236,684		Bristol-Myers Squibb Co	11,855,502	0.7
69,808	*	Celgene Corp	10,262,474	0.6
255,349	*	Gilead Sciences, Inc	20,042,343	1.2
		Other	54,228,614	3.3
			143,821,418	8.7
REAL ESTATE			34,529,115	2.1
RETAILING
61,548	*	Amazon.com, Inc	18,718,593	1.2
230,257		Home Depot, Inc	18,307,734	1.1
8,633	*	Priceline.com, Inc	9,994,856	0.6
		Other	70,756,329	4.3
			117,777,512	7.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
185,728		Texas Instruments, Inc	8,441,338	0.5
		Other	20,867,923	1.3
			29,309,261	1.8
SOFTWARE & SERVICES
107,289		Accenture plc	8,606,724	0.5
217,105	*	eBay, Inc	11,252,552	0.7
285,308	*	Facebook, Inc	17,055,712	1.0
45,134	*	Google, Inc	23,770,272	1.4
45,143	*	Google, Inc (Class A)	24,146,088	1.5
163,584		International Business Machines Corp	32,139,349	2.0
195,565		Mastercard, Inc (Class A)	14,383,806	0.9
1,398,117		Microsoft Corp	56,483,927	3.4
562,526		Oracle Corp	22,996,063	1.4
87,399		Visa, Inc (Class A)	17,707,911	1.1
		Other	66,071,750	4.0
			294,614,154	17.9
TECHNOLOGY HARDWARE & EQUIPMENT
109,287	d	Apple, Inc	64,489,166	3.9
289,194		Qualcomm, Inc	22,762,460	1.4
		Other	21,381,421	1.3
			108,633,047	6.6

22	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
TELECOMMUNICATION SERVICES
691,236		Verizon Communications, Inc	$32,301,458	2.0%
		Other	4,122,049	0.2
			36,423,507	2.2
TRANSPORTATION
78,182		Union Pacific Corp	14,888,198	0.9
120,731		United Parcel Service, Inc (Class B)	11,892,004	0.7
		Other	21,888,416	1.4
			48,668,618	3.0
UTILITIES			2,185,237	0.1

		TOTAL COMMON STOCKS (Cost $1,230,407,316)	1,640,521,961	99.7

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
29,470,610	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	29,470,610	1.8
			29,470,610	1.8

		TOTAL SHORT-TERM INVESTMENTS (Cost $29,470,610)	29,470,610	1.8

		TOTAL PORTFOLIO (Cost $1,259,877,926)	1,669,992,571	101.5
		OTHER ASSETS & LIABILITIES, NET	(23,960,502)	(1.5)
		NET ASSETS	$1,646,032,069	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,983,250.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	23

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
513,332		Ford Motor Co	$8,290,312	0.4%
254,330		General Motors Co	8,769,298	0.5
		Other	9,840,386	0.5
			26,899,996	1.4
BANKS
2,209,716		Bank of America Corp	33,455,100	1.7
623,381		Citigroup, Inc	29,866,184	1.5
775,256		JPMorgan Chase & Co	43,398,831	2.2
108,591		PNC Financial Services Group, Inc	9,125,987	0.4
379,383		US Bancorp	15,471,239	0.8
990,276		Wells Fargo & Co	49,157,301	2.4
		Other	45,184,672	2.3
			225,659,314	11.3
CAPITAL GOODS
110,485		Caterpillar, Inc	11,645,119	0.6
2,120,879		General Electric Co	57,030,436	2.9
		Other	92,315,243	4.6
			160,990,798	8.1
COMMERCIAL & PROFESSIONAL SERVICES			14,730,438	0.7
CONSUMER DURABLES & APPAREL			13,442,780	0.7
CONSUMER SERVICES			13,338,234	0.7
DIVERSIFIED FINANCIALS
238,062		Bank of New York Mellon Corp	8,063,160	0.4
119,819		Capital One Financial Corp	8,854,624	0.4
94,045		Goldman Sachs Group, Inc	15,030,272	0.8
136,000	e	iShares Russell 1000 Value Index Fund	13,243,680	0.7
312,014		Morgan Stanley	9,650,593	0.5
		Other	52,787,821	2.6
			107,630,150	5.4
ENERGY
97,201		Anadarko Petroleum Corp	9,624,843	0.5
397,610		Chevron Corp	49,908,007	2.5
250,782		ConocoPhillips	18,635,611	0.9
913,954	d	Exxon Mobil Corp	93,598,029	4.7
165,247		Occidental Petroleum Corp	15,822,400	0.8
120,528		Phillips 66	10,030,340	0.5
		Other	101,358,632	5.1
			298,977,862	15.0
FOOD & STAPLES RETAILING
222,257		CVS Corp	16,162,529	0.8
111,113		Wal-Mart Stores, Inc	8,856,817	0.4
		Other	7,786,738	0.4
			32,806,084	1.6
FOOD, BEVERAGE & TOBACCO
366,012		Mondelez International, Inc	13,048,328	0.7
		Other	20,117,349	1.0
			33,165,677	1.7
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
319,741		Abbott Laboratories	$12,386,766	0.6%
208,396		Medtronic, Inc	12,257,853	0.6
209,215		UnitedHealth Group, Inc	15,699,494	0.8
		Other	56,209,512	2.8
			96,553,625	4.8
HOUSEHOLD & PERSONAL PRODUCTS
562,164		Procter & Gamble Co	46,406,638	2.3
		Other	3,362,121	0.2
			49,768,759	2.5
INSURANCE
302,815		American International Group, Inc	16,088,561	0.8
369,130	*	Berkshire Hathaway, Inc (Class B)	47,562,401	2.4
183,378		MetLife, Inc	9,599,838	0.5
		Other	79,954,172	4.0
			153,204,972	7.7
MATERIALS
215,600		Dow Chemical Co	10,758,440	0.5
		Other	47,081,377	2.4
			57,839,817	2.9
MEDIA
181,710		Time Warner, Inc	12,076,447	0.6
287,389		Walt Disney Co	22,801,443	1.1
		Other	17,355,499	0.9
			52,233,389	2.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
158,793		Eli Lilly & Co	9,384,666	0.5
501,814		Johnson & Johnson	50,828,740	2.5
619,358		Merck & Co, Inc	36,269,605	1.8
1,371,808		Pfizer, Inc	42,910,154	2.2
80,190		Thermo Electron Corp	9,141,660	0.5
		Other	16,513,172	0.8
			165,047,997	8.3
REAL ESTATE			83,584,219	4.2
RETAILING			18,874,568	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
953,336		Intel Corp	25,444,538	1.3
		Other	23,380,002	1.1
			48,824,540	2.4
SOFTWARE & SERVICES			32,296,542	1.6
TECHNOLOGY HARDWARE & EQUIPMENT
43,032		Apple, Inc	25,392,753	1.3
1,096,185		Cisco Systems, Inc	25,332,835	1.3
398,741		Hewlett-Packard Co	13,182,378	0.6
		Other	30,701,033	1.5
			94,608,999	4.7
TELECOMMUNICATION SERVICES
1,103,501		AT&T, Inc	39,394,986	2.0
		Other	9,524,496	0.5
			48,919,482	2.5

24	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund  ■  April 30,2014

			% of net
Shares	Company	Value	assets
TRANSPORTATION
60,601	FedEx Corp	$8,256,886	0.4%
	Other	17,737,051	0.9
		25,993,937	1.3
UTILITIES
118,488	Dominion Resources, Inc	8,595,120	0.4
144,755	Duke Energy Corp	10,782,800	0.6
87,098	NextEra Energy, Inc	8,696,735	0.4
178,527	Southern Co	8,181,892	0.4
	Other	87,433,931	4.4
		123,690,478	6.2
	TOTAL COMMON STOCKS (Cost $1,623,827,641)	1,979,082,657	99.2

Principal	Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		7,999,790	0.4
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
30,640,318	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$30,640,318	1.5%
			30,640,318	1.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $38,640,108)	38,640,108	1.9
		TOTAL PORTFOLIO (Cost $1,662,467,749)	2,017,722,765	101.1
		OTHER ASSETS & LIABILITIES, NET	(22,382,387)	(1.1)
		NET ASSETS	$1,995,340,378	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,092,412.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	25

Summary portfolio of investments (unaudited)

S&P 500 Index Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS			$25,036,912	1.1%
BANKS
1,362,026		Bank of America Corp	20,621,074	0.9
391,313		Citigroup, Inc	18,747,806	0.9
487,090		JPMorgan Chase & Co	27,267,298	1.3
615,730		Wells Fargo & Co	30,564,837	1.4
		Other	33,120,586	1.5
			130,321,601	6.0
CAPITAL GOODS
81,104		3M Co	11,280,755	0.5
87,990		Boeing Co	11,352,470	0.5
1,292,114		General Electric Co	34,744,946	1.6
108,367		United Technologies Corp	12,823,067	0.6
		Other	105,057,074	4.9
			175,258,312	8.1
COMMERCIAL & PROFESSIONAL SERVICES			14,347,030	0.7
CONSUMER DURABLES & APPAREL			28,735,866	1.3
CONSUMER SERVICES
127,530		McDonald’s Corp	12,928,992	0.6
		Other	24,907,804	1.1
			37,836,796	1.7
DIVERSIFIED FINANCIALS
117,721		American Express Co	10,292,347	0.5
		Other	69,122,141	3.2
			79,414,488	3.7
ENERGY
245,925		Chevron Corp	30,868,506	1.4
157,794		ConocoPhillips	11,725,672	0.6
555,991	d	Exxon Mobil Corp	56,939,038	2.6
102,319		Occidental Petroleum Corp	9,797,044	0.5
168,421		Schlumberger Ltd	17,103,153	0.8
		Other	102,979,860	4.7
			229,413,273	10.6
FOOD & STAPLES RETAILING
152,331		CVS Corp	11,077,510	0.5
208,424		Wal-Mart Stores, Inc	16,613,477	0.7
		Other	23,451,167	1.1
			51,142,154	2.3
FOOD, BEVERAGE & TOBACCO
256,664		Altria Group, Inc	10,294,793	0.5
488,137		Coca-Cola Co	19,911,108	0.9
196,125		PepsiCo, Inc	16,845,176	0.8
204,199		Philip Morris International, Inc	17,444,721	0.8
		Other	51,095,052	2.3
			115,590,850	5.3
HEALTH CARE EQUIPMENT & SERVICES			88,910,445	4.1
HOUSEHOLD & PERSONAL PRODUCTS
349,269		Procter & Gamble Co	28,832,156	1.3
		Other	17,804,223	0.8
			46,636,379	2.1
				% of net
Shares		Company	Value	assets
INSURANCE
188,641		American International Group, Inc	$10,022,497	0.4%
231,873	*	Berkshire Hathaway, Inc (Class B)	29,876,836	1.4
		Other	52,229,491	2.4
			92,128,824	4.2
MATERIALS			75,993,746	3.5
MEDIA
335,759		Comcast Corp (Class A)	17,378,886	0.8
209,911		Walt Disney Co	16,654,339	0.7
		Other	42,660,389	1.9
			76,693,614	3.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
204,636		AbbVie, Inc	10,657,443	0.5
97,249		Amgen, Inc	10,867,576	0.5
211,805		Bristol-Myers Squibb Co	10,609,312	0.5
198,169	*	Gilead Sciences, Inc	15,554,285	0.7
364,397		Johnson & Johnson	36,909,772	1.7
378,812		Merck & Co, Inc	22,183,231	1.0
821,554		Pfizer, Inc	25,698,209	1.2
		Other	64,435,931	3.0
			196,915,759	9.1
REAL ESTATE			49,082,593	2.3
RETAILING
47,928	*	Amazon.com, Inc	14,576,343	0.7
181,422		Home Depot, Inc	14,424,863	0.7
		Other	59,242,728	2.7
			88,243,934	4.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
639,770		Intel Corp	17,075,461	0.8
		Other	27,970,248	1.3
			45,045,709	2.1
SOFTWARE & SERVICES
219,839	*	Facebook, Inc	13,141,975	0.6
36,369	*	Google, Inc	19,154,097	0.9
36,364	*	Google, Inc (Class A)	19,450,376	0.9
126,110		International Business Machines Corp	24,776,832	1.2
972,953		Microsoft Corp	39,307,301	1.8
445,962		Oracle Corp	18,230,927	0.8
65,311		Visa, Inc (Class A)	13,232,662	0.6
		Other	70,322,062	3.2
			217,616,232	10.0
TECHNOLOGY HARDWARE & EQUIPMENT
114,695		Apple, Inc	67,680,373	3.1
663,591		Cisco Systems, Inc	15,335,588	0.7
217,827		Qualcomm, Inc	17,145,163	0.8
		Other	38,644,228	1.8
			138,805,352	6.4
TELECOMMUNICATION SERVICES
669,959		AT&T, Inc	23,917,536	1.1
532,606		Verizon Communications, Inc	24,888,679	1.1
		Other	4,065,948	0.2
			52,872,163	2.4

26	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
TRANSPORTATION
58,624		Union Pacific Corp	$11,163,768	0.5%
		Other	31,750,481	1.5
			42,914,249	2.0
UTILITIES			68,840,221	3.2
		TOTAL COMMON STOCKS (Cost $1,580,270,567)	2,167,796,502	99.7

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
19,353,729	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	19,353,729	0.9
			19,353,729	0.9
		TOTAL SHORT-TERM INVESTMENTS (Cost $19,353,729)	19,353,729	0.9
		TOTAL PORTFOLIO (Cost $1,599,624,296)	2,187,150,231	100.6
		OTHER ASSETS & LIABILITIES, NET	(13,151,450)	(0.6)
		NET ASSETS	$2,173,998,781	100.0%

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $19,069,910.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	27

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund ¡ April 30, 2014

				% of net
Shares		Company	Value	assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
160,432		Dana Holding Corp	$3,396,345	0.2%
62,285	*	Tenneco, Inc	3,729,003	0.2
		Other	11,243,213	0.7
			18,368,561	1.1
BANKS
170,871		FirstMerit Corp	3,313,189	0.2
94,390		PacWest Bancorp	3,716,134	0.2
64,840		Prosperity Bancshares, Inc	3,825,560	0.2
		Other	135,292,990	8.2
			146,147,873	8.8
CAPITAL GOODS
44,074		Acuity Brands, Inc	5,490,298	0.3
68,414		EMCOR Group, Inc	3,146,360	0.2
49,059		EnerSys	3,315,407	0.2
32,003	*	Esterline Technologies Corp	3,488,967	0.2
52,212		Generac Holdings, Inc	3,074,243	0.2
67,730		Heico Corp	3,746,824	0.2
19,111	*	Middleby Corp	4,825,145	0.3
38,058	*	Teledyne Technologies, Inc	3,534,066	0.2
69,928		Woodward Governor Co	3,134,872	0.2
		Other	122,822,041	7.4
			156,578,223	9.4
COMMERCIAL & PROFESSIONAL SERVICES			58,524,394	3.5
CONSUMER DURABLES & APPAREL
92,540		Brunswick Corp	3,719,183	0.2
129,135	*	Kate Spade & Co	4,490,024	0.3
		Other	43,500,750	2.6
			51,709,957	3.1
CONSUMER SERVICES			60,319,304	3.6
DIVERSIFIED FINANCIALS
314,685	[e]	Prospect Capital Corp	3,401,745	0.2
		Other	60,573,904	3.7
			63,975,649	3.9
ENERGY
270,288	*	Kodiak Oil & Gas Corp	3,435,361	0.2
34,006		Targa Resources Investments, Inc	3,672,308	0.2
		Other	93,796,801	5.7
			100,904,470	6.1
FOOD & STAPLES RETAILING
747,388	*	Rite Aid Corp	5,455,932	0.3
50,415	*	United Natural Foods, Inc	3,480,148	0.2
		Other	12,385,248	0.8
			21,321,328	1.3
FOOD, BEVERAGE & TOBACCO
161,426	*	Darling International, Inc	3,230,134	0.2
39,214	*	Hain Celestial Group, Inc	3,373,188	0.2
		Other	28,072,572	1.7
			34,675,894	2.1
				% of net
Shares		Company	Value	assets
HEALTH CARE EQUIPMENT & SERVICES
74,979	*	Align Technology, Inc	$3,778,192	0.2%
37,451	*,e	athenahealth, Inc	4,630,442	0.3
55,088	*	Centene Corp	3,657,843	0.2
88,776		Healthsouth Corp	3,075,201	0.2
70,042	*	Team Health Holdings, Inc	3,395,636	0.2
		Other	92,549,169	5.6
			111,086,483	6.7
HOUSEHOLD & PERSONAL PRODUCTS			7,645,870	0.5
INSURANCE
225,286		Conseco, Inc	3,886,184	0.2
		Other	36,162,178	2.2
			40,048,362	2.4
MATERIALS
71,372		Axiall Corp	3,325,935	0.2
96,078		PolyOne Corp	3,600,043	0.2
		Other	74,518,157	4.5
			81,444,135	4.9
MEDIA			21,735,843	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
99,811	*	InterMune, Inc	3,201,937	0.2
53,252		Questcor Pharmaceuticals, Inc	4,376,249	0.3
		Other	93,790,118	5.6
			101,368,304	6.1
REAL ESTATE
482,700		American Realty Capital Properties, Inc	6,318,543	0.4
91,711		Highwoods Properties, Inc	3,700,539	0.2
105,079		LaSalle Hotel Properties	3,476,013	0.2
332,208		NorthStar Realty Finance Corp	5,321,972	0.3
125,992		RLJ Lodging Trust	3,360,207	0.2
		Other	117,158,323	7.1
			139,335,597	8.4
RETAILING
39,729	*	WEX, Inc	3,812,792	0.3
		Other	61,786,493	3.7
			65,599,285	4.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
274,391	*	SunEdison, Inc	5,276,539	0.3
		Other	53,893,779	3.3
			59,170,318	3.6
SOFTWARE & SERVICES
96,319	*	Aspen Technology, Inc	4,140,753	0.2
29,010	*	CoStar Group, Inc	4,667,419	0.3
121,627	*	PTC, Inc	4,301,947	0.3
28,114	*	Ultimate Software Group, Inc	3,363,278	0.2
		Other	121,831,877	7.3
			138,305,274	8.3

28	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund  ■  April 30, 2014

				% of net
Shares		Company	Value	assets
TECHNOLOGY HARDWARE & EQUIPMENT
119,021	*	ARRIS Group, Inc	$3,105,258	0.2%
44,844		Belden CDT, Inc	3,309,936	0.2
42,917		FEI Co	3,412,760	0.2
		Other	72,373,511	4.3
			82,201,465	4.9
TELECOMMUNICATION SERVICES			11,160,335	0.7
TRANSPORTATION
61,125	*	Spirit Airlines, Inc	3,474,345	0.2
		Other	27,014,033	1.6
			30,488,378	1.8
UTILITIES
62,291		Cleco Corp	3,273,392	0.2
		Other	51,224,060	3.1
			54,497,452	3.3
		TOTAL COMMON STOCKS
		(Cost $1,271,556,345)	1,656,612,754	99.8
RIGHTS / WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,523	0.0
TELECOMMUNICATION SERVICES			139,956	0.0
		TOTAL RIGHTS / WARRANTS
		(Cost $139,956)	144,479	0.0

				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS
TREASURY DEBT			$399,996	0.0%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
245,952,460	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	245,952,460	14.8
			245,952,460	14.8
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $246,352,456)	246,352,456	14.8
		TOTAL PORTFOLIO
		(Cost $1,518,048,757)	1,903,109,689	114.6
		OTHER ASSETS & LIABILITIES, NET	(242,488,107)	(14.6)
		NET ASSETS	$1,660,621,582	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $239,071,912.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	29

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS

BRAZIL
1,012,235		AMBEV S.A.	$7,399,677	0.9%
454,864		Banco Bradesco S.A. (Preference)	6,770,686	0.8
541,710		Banco Itau Holding Financeira S.A.	8,940,432	1.1
140,256		Perdigao S.A.	3,176,557	0.4
656,672		Petroleo Brasileiro S.A.	4,603,109	0.6
923,746		Petroleo Brasileiro S.A. (Preference)	6,864,658	0.8
280,600		Vale S.A.	3,699,805	0.4
410,173		Vale S.A. (Preference)	4,860,083	0.6
		Other	42,739,461	5.1
			89,054,468	10.7
CHILE			12,558,737	1.5
CHINA
16,909,000		Bank of China Ltd	7,450,075	0.9
15,894,350		China Construction Bank	11,004,818	1.3
1,654,000		China Life Insurance Co Ltd	4,302,969	0.5
1,311,500		China Mobile Hong Kong Ltd	12,483,479	1.5
4,120,000		CNOOC Ltd	6,809,734	0.8
16,336,000		Industrial & Commercial Bank of China	9,761,047	1.2
427,000		Ping An Insurance Group Co of China Ltd	3,169,249	0.4
221,500	*	Tencent Holdings Ltd	13,945,626	1.7
		Other	73,336,801	8.8
			142,263,798	17.1
COLOMBIA			8,934,604	1.1
CZECH REPUBLIC			2,185,093	0.3
EGYPT			1,778,479	0.2
GREECE			4,581,298	0.6
HONG KONG			5,895,944	0.7
HUNGARY			1,903,004	0.2
INDIA
313,788		Housing Development Finance Corp	4,678,445	0.6
98,937		Infosys Technologies Ltd	5,263,826	0.6
291,535		Reliance Industries Ltd	4,531,654	0.6
101,600		Tata Consultancy Services Ltd	3,688,117	0.4
		Other	35,350,568	4.3
			53,512,610	6.5
INDONESIA			21,339,215	2.6
KOREA, REPUBLIC OF
114,870	*	Hynix Semiconductor, Inc	4,479,177	0.6
14,637		Hyundai Mobis	4,181,549	0.5
33,082		Hyundai Motor Co	7,376,176	0.9
56,553		Kia Motors Corp	3,137,684	0.4
6,042		Naver Corp	4,350,945	0.5
14,129		POSCO	4,174,106	0.5
23,709		Samsung Electronics Co Ltd	30,915,596	3.7
4,424		Samsung Electronics Co Ltd (Preference)	4,448,681	0.5
91,866		Shinhan Financial Group Co Ltd	4,009,803	0.5
		Other	62,444,959	7.5
			129,518,676	15.6

Shares		Company	Value	% of net assets
MALAYSIA
958,104		Malayan Banking BHD	$2,908,327	0.3%
		Other	28,712,354	3.5
			31,620,681	3.8
MEXICO
7,545,770	e	America Movil S.A. de C.V. (Series L)	7,590,326	0.9
2,542,591	*,e	Cemex S.A. de C.V.	3,251,422	0.4
421,237		Fomento Economico Mexicano S.A. de C.V.	3,844,106	0.5
537,987		Grupo Financiero Banorte S.A. de C.V.	3,566,499	0.4
552,526		Grupo Televisa S.A.	3,624,451	0.4
1,152,489	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	2,914,092	0.4
		Other	16,716,364	2.0
			41,507,260	5.0
PERU			2,608,207	0.3
PHILIPPINES			7,776,653	0.9
POLAND			14,055,479	1.7
RUSSIA
451,000	d	Gazprom (ADR)	3,256,220	0.4
830,131		Gazprom OAO (ADR)	5,999,304	0.8
113,090		LUKOIL (ADR)	5,986,919	0.7
608,311		Sberbank of Russian Federation (ADR)	5,124,454	0.6
		Other	19,035,754	2.3
			39,402,651	4.8
SOUTH AFRICA
363,965		MTN Group Ltd	7,301,795	0.9
85,163		Naspers Ltd (N Shares)	8,047,840	1.0
123,853		Sasol Ltd	6,941,256	0.8
263,164		Standard Bank Group Ltd	3,457,698	0.4
		Other	37,196,136	4.5
			62,944,725	7.6
TAIWAN
2,409,423		Hon Hai Precision Industry Co, Ltd	6,919,769	0.8
305,961		MediaTek, Inc	4,794,404	0.6
5,291,000		Taiwan Semiconductor Manufacturing Co Ltd	20,790,219	2.5
		Other	64,653,480	7.8
			97,157,872	11.7
THAILAND			17,993,647	2.2
TURKEY			13,465,522	1.6
UKRAINE			88,040	0.0
UNITED STATES
150,000		iShares MSCI Emerging Markets	6,199,500	0.7
145,000	e	Vanguard Emerging Markets ETF	5,936,300	0.7
		Other	2,243,973	0.3
			14,379,773	1.7
		TOTAL COMMON STOCKS (Cost $801,155,225)	816,526,436	98.4

30	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

 Emerging Markets Equity Index Fund  ■  April 30, 2014

Shares	Company	Value	% of net assets
PREFERRED STOCKS

BRAZIL		$2,730,863	0.3%
PHILIPPINES		690	0.0
	TOTAL PREFERRED STOCKS (Cost $2,737,947)	2,731,553	0.3

RIGHTS / WARRANTS

BRAZIL		293	0.0
CHINA		136	0.0
KOREA, REPUBLIC OF		21,308	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	21,737	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		2,199,984	0.2

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
42,875,321	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$42,875,321	5.2%
			42,875,321	5.2
		TOTAL SHORT-TERM INVESTMENTS (Cost $45,075,305)	45,075,305	5.4
		TOTAL PORTFOLIO (Cost $848,968,477)	864,355,031	104.1
		OTHER ASSETS & LIABILITIES, NET	(34,380,832)	(4.1)
		NET ASSETS	$829,974,199	100.0%

Abbreviation(s):

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,417,424.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	31

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2014

Sector	Value	% of net assets
FINANCIALS	$229,612,821	27.8%
INFORMATION TECHNOLOGY	137,068,006	16.5
ENERGY	82,423,496	9.9
MATERIALS	75,629,144	9.1
CONSUMER DISCRETIONARY	72,268,716	8.7
CONSUMER STAPLES	69,049,285	8.3
TELECOMMUNICATION SERVICES	57,317,841	6.9
INDUSTRIALS	52,596,285	6.3
UTILITIES	29,344,817	3.5
HEALTH CARE	13,969,315	1.7
SHORT-TERM INVESTMENTS	45,075,305	5.4
OTHER ASSETS & LIABILITIES, NET	(34,380,832)	(4.1)
NET ASSETS	$829,974,199	100.0%

32	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
COMMON STOCKS

AUSTRALIA
1,197,288		Australia & New Zealand Banking Group Ltd	$38,502,116	0.6%
1,407,031		BHP Billiton Ltd	49,550,841	0.8
705,866		Commonwealth Bank of Australia	51,924,132	0.9
1,024,709		National Australia Bank Ltd	33,740,977	0.6
1,357,148		Westpac Banking Corp	44,452,723	0.7
		Other	247,025,674	4.2
			465,196,463	7.8
AUSTRIA			15,995,717	0.3
BELGIUM
351,579	e	InBev NV	38,320,648	0.6
		Other	33,831,742	0.6
			72,152,390	1.2
CHINA			5,272,649	0.1
DENMARK
874,248		Novo Nordisk AS	39,678,605	0.7
		Other	39,069,859	0.6
			78,748,464	1.3
FINLAND			51,188,930	0.9
FRANCE
435,265		BNP Paribas	32,707,755	0.6
523,455		Sanofi-Aventis	56,491,181	1.0
936,529		Total S.A.	67,003,178	1.1
		Other	445,829,608	7.5
			602,031,722	10.2
GERMANY
200,174		Allianz AG.	34,836,251	0.6
402,980	*,e	BASF AG.	46,747,980	0.8
362,003	e	Bayer AG.	50,333,503	0.8
421,491		Daimler AG. (Registered)	39,240,443	0.7
405,075		SAP AG.	32,741,002	0.5
347,965		Siemens AG.	45,903,623	0.8
		Other	301,010,476	5.1
			550,813,278	9.3
HONG KONG
5,299,000		AIA Group Ltd	25,772,182	0.5
		Other	131,164,951	2.2
			156,937,133	2.7
IRELAND			36,448,555	0.6
ISRAEL			29,313,051	0.5
ITALY
1,118,247		ENI S.p.A.	28,961,832	0.5
		Other	117,646,662	2.0
			146,608,494	2.5
Shares		Company	Value	% of net assets
JAPAN
715,100		Honda Motor Co Ltd	$23,730,355	0.4%
5,608,380		Mitsubishi UFJ Financial Group, Inc	29,833,743	0.5
421,200		Softbank Corp	31,370,131	0.5
1,209,600		Toyota Motor Corp	65,352,451	1.1
		Other	963,723,262	16.3
			1,114,009,942	18.8
JERSEY, C.I.			3,109,538	0.1
LUXEMBOURG			19,758,799	0.3
MACAU			4,104,866	0.1
MEXICO			1,169,762	0.0
NETHERLANDS
1,677,124	*	ING Groep NV	23,974,244	0.4
1,693,656		Royal Dutch Shell plc (A Shares)	66,957,334	1.1
1,091,361		Royal Dutch Shell plc (B Shares)	46,340,267	0.8
716,795		Unilever NV	30,736,961	0.5
		Other	101,483,805	1.7
			269,492,611	4.5
NEW ZEALAND			7,964,463	0.1
NORWAY			47,750,099	0.8
PORTUGAL			11,276,043	0.2
SINGAPORE			84,550,586	1.4
SPAIN
2,580,592		Banco Bilbao Vizcaya Argentaria S.A.	31,787,048	0.5
5,055,932		Banco Santander Central Hispano S.A.	50,284,617	0.9
1,788,977		Telefonica S.A.	30,022,811	0.5
		Other	96,342,979	1.6
			208,437,455	3.5
SWEDEN			187,695,723	3.2
SWITZERLAND
4,644,244		Glencore Xstrata plc	25,059,245	0.4
1,416,414		Nestle S.A.	109,466,516	1.8
1,009,540		Novartis AG.	87,761,832	1.5
307,982		Roche Holding AG.	90,345,315	1.5
1,600,729		UBS AG.	33,477,429	0.6
		Other	219,508,457	3.7
			565,618,794	9.5

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	33

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund  ■  April 30, 2014

Shares		Company	Value	% of net assets
UNITED KINGDOM
547,389		AstraZeneca plc	$43,207,927	0.7%
6,699,904		Barclays plc	28,608,875	0.5
1,491,470		BG Group plc	30,171,404	0.5
927,498		BHP Billiton plc	30,110,639	0.5
8,164,640		BP plc	68,934,969	1.2
827,653		British American Tobacco plc	47,792,762	0.8
1,098,688		Diageo plc	33,663,575	0.6
2,131,631		GlaxoSmithKline plc	58,898,097	1.0
8,219,248		HSBC Holdings plc	83,981,079	1.4
21,871,667	*	Lloyds TSB Group plc	27,891,022	0.5
1,126,154		Prudential plc	25,889,274	0.4
557,937		Rio Tinto plc	30,333,741	0.5
564,263		Unilever plc	25,241,208	0.4
11,600,073		Vodafone Group plc	44,040,918	0.8
		Other	540,609,841	9.1
			1,119,375,331	18.9
UNITED STATES
356,399	d	iShares MSCI EAFE Index Fund	24,349,180	0.4
		Other	12,308,970	0.2
			36,658,150	0.6
		TOTAL COMMON STOCKS (Cost $4,886,041,966)	5,891,679,008	99.4

RIGHTS / WARRANTS

HONG KONG			39,409	0.0
SPAIN			1,069,884	0.0
UNITED KINGDOM			420,094	0.0
		TOTAL RIGHTS / WARRANTS (Cost $1,045,854)	1,529,387	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			7,999,448	0.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
503,606,513	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$503,606,513	8.5%
			503,606,513	8.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $511,605,893)	511,605,961	8.6
		TOTAL PORTFOLIO (Cost $5,398,693,713)	6,404,814,356	108.0
		OTHER ASSETS & LIABILITIES, NET	(474,687,815)	(8.0)
		NET ASSETS	$5,930,126,541	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $478,815,870.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

34	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Index Fund  ■  April 30, 2014

Sector	Value	% of net assets
FINANCIALS	$1,525,299,977	25.7%
INDUSTRIALS	747,539,873	12.6
CONSUMER DISCRETIONARY	676,530,015	11.4
CONSUMER STAPLES	654,874,522	11.0
HEALTH CARE	616,667,901	10.4
MATERIALS	484,068,030	8.2
ENERGY	428,122,909	7.2
TELECOMMUNICATION SERVICES	291,743,137	4.9
INFORMATION TECHNOLOGY	252,033,160	4.3
UTILITIES	216,328,871	3.7
SHORT-TERM INVESTMENTS	511,605,961	8.6
OTHER ASSETS & LIABILITIES, NET	(474,687,815)	(8.0)
NET ASSETS	$5,930,126,541	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	35

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2014

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
ASSETS
Portfolio investments, at value*†	$8,304,598,901	$1,669,992,571	$2,017,722,765	$2,187,150,231	$1,657,157,229	$864,355,031	$5,901,207,843
Affiliated investments, at value‡	250,136,453	—	—	—	245,952,460	—	503,606,513
Cash	12,016,804	3,478,752	6,052,266	2,437,765	1,246,935	7,092,506	10,194,481
Cash – foreign^	—	—	—	—	—	485,830	3,012,022
Receivable from securities transactions	22,851,191	7,392,878	3,056,554	1,413,103	4,226,924	247,314	19,069,257
Receivable from Fund shares sold	8,807,254	1,532,312	3,201,501	2,587,291	192,109	837,592	3,436,810
Dividends and interest receivable	6,972,236	1,293,604	1,798,912	2,003,395	1,072,146	849,069	28,103,235
Due from affiliates	—	—	—	—	—	631	—
Receivable for variation margin on open futures contracts	81,831	11,083	42,676	7,227	1,460	—	11,989
Other	179,807	57,940	62,282	82,638	59,024	11,316	149,462
Total assets	8,605,644,477	1,683,759,140	2,031,936,956	2,195,681,650	1,909,908,287	873,879,289	6,468,791,612
LIABILITIES
Management fees payable	27,147	5,357	6,490	7,081	5,432	9,500	19,298
Service agreement fees payable	5,942	5,149	6,431	11,162	10,387	796	16,641
Distribution fees payable	127,618	—	—	—	—	1,981	22,874
Due to affiliates	62,458	12,033	14,164	16,012	12,975	5,770	44,125
Payable for collateral for securities loaned	250,136,453	29,470,610	30,640,318	19,353,729	245,952,460	42,875,321	503,606,513
Payable for securities transactions	23,927,958	7,440,671	4,492,353	1,904,260	2,176,977	248,427	29,883,016
Payable for Fund shares redeemed	914,000	682,145	1,321,340	240,300	1,014,809	250,084	4,739,908
Payable for variation margin on futures contracts	—	—	—	—	—	21,338	—
Accrued expenses and other payables	344,486	111,106	115,482	150,325	113,665	491,873	332,696
Total liabilities	275,546,062	37,727,071	36,596,578	21,682,869	249,286,705	43,905,090	538,665,071
NET ASSETS	$8,330,098,415	$1,646,032,069	$1,995,340,378	$2,173,998,781	$1,660,621,582	$829,974,199	$5,930,126,541
NET ASSETS CONSIST OF:
Paid-in-capital	$5,751,642,391	$1,233,142,973	$1,651,506,034	$1,600,700,457	$1,269,860,250	$824,219,404	$4,826,620,464
Undistributed net investment income (loss)	44,006,534	7,289,809	11,980,993	12,172,283	4,579,274	2,878,394	84,789,587
Accumulated net realized gain (loss) on total investments	(28,849,591)	(4,541,470)	(23,465,982)	(26,420,049)	1,121,217	(12,162,178)	12,384,146
Net unrealized appreciation (depreciation) on total investments	2,563,299,081	410,140,757	355,319,333	587,546,090	385,060,841	15,038,579	1,006,332,344
NET ASSETS	$8,330,098,415	$1,646,032,069	$1,995,340,378	$2,173,998,781	$1,660,621,582	$829,974,199	$5,930,126,541
INSTITUTIONAL CLASS:
Net assets	$7,386,927,856	$1,393,665,297	$1,679,029,851	$1,625,397,600	$1,152,866,402	779,800,883	4,924,806,954
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	512,415,681	72,537,871	99,233,440	76,727,620	62,967,953	75,464,197	250,442,010
Net asset value per share	$14.42	$19.21	$16.92	$21.18	$18.31	$10.33	$19.66
PREMIER CLASS:
Net assets	$62,686,751	$—	$—	$—	$—	$3,624,105	$190,149,074
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,359,156	—	—	—	—	351,272	9,688,025
Net asset value per share	$14.38	$—	$—	$—	$—	$10.32	$19.63
RETIREMENT CLASS:
Net assets	$291,189,436	$252,366,772	$316,310,527	$548,601,181	$507,755,180	$39,092,551	$815,170,513
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,925,870	13,045,093	18,429,754	26,027,523	27,648,346	3,791,989	40,679,989
Net asset value per share	$14.61	$19.35	$17.16	$21.08	$18.36	$10.31	$20.04
RETAIL CLASS:
Net assets	$589,294,372	$—	$—	$—	$—	$7,456,660	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	40,214,403	—	—	—	—	723,413	—
Net asset value per share	$14.65	$—	$—	$—	$—	$10.31	$—
* Includes securities loaned of	$244,476,887	$28,983,250	$30,092,412	$19,069,910	$239,071,912	$40,417,424	$478,815,870
† Portfolio investments, cost	$5,741,443,482	$1,259,877,926	$1,662,467,749	$1,599,624,296	$1,272,096,297	$848,968,477	$4,895,087,200
‡ Affiliated investments, cost	$250,136,453	$—	$—	$—	$245,952,460	$—	$503,606,513
^ Foreign cash, cost	$—	$—	$—	$—	$—	$485,430	$3,002,935

36	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	37

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2014

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
INVESTMENT INCOME
Dividends*	$75,998,986	$12,620,256	$20,887,407	$20,907,963	$10,604,009	$6,399,824	$121,964,472
Income from securities lending	1,266,738	115,783	105,732	24,363	1,971,705	119,933	2,048,786
Interest	3,970	605	705	135	631	—	886
Total income	77,269,694	12,736,644	20,993,844	20,932,461	12,576,345	6,519,757	124,014,144
EXPENSES
Management fees	1,579,402	307,353	360,237	407,020	329,619	522,044	1,110,945
Shareholder servicing – Institutional Class	7,222	2,084	2,320	1,962	2,324	7,909	8,969
Shareholder servicing – Premier Class	119	—	—	—	—	75	182
Shareholder servicing – Retirement Class	350,568	310,248	377,540	643,245	642,141	44,390	965,461
Shareholder servicing – Retail Class	167,515	—	—	—	—	6,301	—
Distribution fees – Premier Class	45,491	—	—	—	—	3,202	140,381
Distribution fees – Retail Class	702,232	—	—	—	—	8,968	—
Administrative service fees	194,838	37,001	43,011	49,639	40,967	18,703	138,208
Custody and accounting fees	45,718	21,467	22,055	20,371	17,912	232,381	209,288
Trustee fees and expenses	34,515	6,290	7,435	8,737	7,484	3,543	24,553
Other expenses	215,154	95,445	116,156	90,001	92,131	112,750	207,369
Total expenses	3,342,774	779,888	928,754	1,220,975	1,132,578	960,266	2,805,356
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	(855)	—
Net expenses	3,342,774	779,888	928,754	1,220,975	1,132,578	959,411	2,805,356
Net Investment income (loss)	73,926,920	11,956,756	20,065,090	19,711,486	11,443,767	5,560,346	121,208,788
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	15,378,757	(1,070,673)	(4,141,897)	(8,355,370)	12,306,403	(2,139,696)	31,796,021
Futures transactions	2,297,296	(137,026)	583,321	(26,619)	26,429	(524,725)	(282,754)
Foreign currency transactions	(70)	—	—	—	(211)	(65,674)	(223,905)
Net realized gain (loss) on total investments	17,675,983	(1,207,699)	(3,558,576)	(8,381,989)	12,332,621	(2,730,095)	31,289,362
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	502,593,027	88,288,197	148,803,316	150,951,040	23,827,681	(19,615,785)	118,440,406
Futures transactions	(196,581)	35,370	85,066	44,457	93,993	95,953	20,703
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	37	—	—	—	76	9,965	57,441
Net change in unrealized appreciation (depreciation) on total investments	502,396,483	88,323,567	148,888,382	150,995,497	23,921,750	(19,509,867)	118,518,550
Net realized and unrealized gain (loss) on total investments	520,072,466	87,115,868	145,329,806	142,613,508	36,254,371	(22,239,962)	149,807,912
Net increase (decrease) in net assets from operations	$593,999,386	$99,072,624	$165,394,896	$162,324,994	$47,698,138	$(16,679,616)	$271,016,700
* Net of foreign withholding taxes of	$13,617	$864	$4,407	$—	$6,473	$865,431	$6,791,323
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$63,802	$—

38	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	39

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$73,926,920	$130,763,871	$11,956,756	$22,091,040	$20,065,090	$34,690,546	$19,711,486	$35,326,574	$11,443,767	$22,532,195	$5,560,346	$12,699,459
Net realized gain (loss) on total investments		17,675,983	(4,192,766)	(1,207,699)	150,853,758	(3,558,576)	148,579,865	(8,381,989)	97,342,696	12,332,621	75,061,756	(2,730,095)	(4,774,280)
Net change in unrealized appreciation (depreciation) on total investments		502,396,483	1,527,235,697	88,323,567	130,200,179	148,888,382	163,843,226	150,995,497	249,442,753	23,921,750	275,905,228	(19,509,867)	31,504,095
Net increase (decrease) in net assets from operations		593,999,386	1,653,806,802	99,072,624	303,144,977	165,394,896	347,113,637	162,324,994	382,112,023	47,698,138	373,499,179	(16,679,616)	39,429,274
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(116,054,885)	(83,622,846)	(17,635,277)	(15,189,199)	(29,160,464)	(23,996,972)	(25,640,962)	(24,660,671)	(15,224,201)	(13,653,444)	(12,672,460)	(5,765,269)
	Premier Class	(1,036,604)	(681,775)	—	—	—	—	—	—	—	—	(127,990)	(34,757)
	Retirement Class	(3,968,168)	(2,831,443)	(2,813,471)	(3,690,035)	(5,189,568)	(4,839,075)	(7,611,475)	(8,550,256)	(5,992,112)	(5,711,600)	(542,742)	(339,023)
	Retail Class	(7,755,859)	(5,545,590)	—	—	—	—	—	—	—	—	(108,100)	(65,068)
From realized gains:	Institutional Class	(22,126,626)	(26,265,188)	(3,986,847)	—	(38,506,904)	(22,679,307)	—	—	(33,546,083)	(14,152,829)	—	—
	Premier Class	(214,440)	(230,213)	—	—	—	—	—	—	—	—	—	—
	Retirement Class	(870,246)	(1,054,521)	(773,390)	—	(7,774,897)	(5,079,627)	—	—	(15,562,005)	(6,762,292)	—	—
	Retail Class	(1,772,015)	(2,152,356)	—	—	—	—	—	—	—	—	—	—
Total distributions		(153,798,843)	(122,383,932)	(25,208,985)	(18,879,234)	(80,631,833)	(56,594,981)	(33,252,437)	(33,210,927)	(70,324,401)	(40,280,165)	(13,451,292)	(6,204,117)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	564,866,812	2,529,595,980	305,964,260	478,476,258	369,134,420	566,215,962	149,066,652	280,982,456	121,671,095	302,007,443	154,135,270	430,251,272
	Premier Class	7,768,676	26,407,020	—	—	—	—	—	—	—	—	1,415,397	5,096,578
	Retirement Class	25,913,771	63,611,802	23,213,330	59,779,793	23,753,307	67,263,982	63,091,725	99,941,199	37,656,053	127,886,298	8,787,628	15,388,390
	Retail Class	46,209,503	72,409,043	—	—	—	—	—	—	—	—	1,682,392	2,606,205
Reinvestments of distributions:	Institutional Class	137,480,928	109,254,825	20,566,628	15,156,209	61,138,820	45,224,553	25,178,656	23,864,966	48,516,556	27,637,667	12,664,206	5,765,269
	Premier Class	1,251,044	911,988	—	—	—	—	—	—	—	—	127,990	34,757
	Retirement Class	4,838,414	3,885,964	3,586,861	3,690,035	12,960,321	9,915,239	7,611,475	8,550,256	21,554,117	12,473,892	542,742	339,023
	Retail Class	9,011,702	7,297,179	—	—	—	—	—	—	—	—	103,271	63,301
Redemptions:	Institutional Class	(409,808,730)	(998,950,525)	(151,224,976)	(536,727,100)	(180,619,563)	(623,984,684)	(81,928,644)	(463,613,308)	(50,076,910)	(155,305,472)	(39,368,841)	(76,144,474)
	Premier Class	(11,021,211)	(26,791,097)	—	—	—	—	—	—	—	—	(4,056,219)	(973,871)
	Retirement Class	(22,908,187)	(48,113,202)	(28,340,551)	(109,099,156)	(37,293,119)	(55,031,600)	(45,775,150)	(110,072,394)	(51,723,323)	(52,546,442)	(3,250,851)	(7,308,467)
	Retail Class	(33,988,693)	(48,342,377)	—	—	—	—	—	—	—	—	(1,142,670)	(1,585,318)
Net increase (decrease) from shareholder transactions		319,614,029	1,691,176,600	173,765,552	(88,723,961)	249,074,186	9,603,452	117,244,714	(160,346,825)	127,597,588	262,153,386	131,640,315	373,532,665
Net increase (decrease) in net assets		759,814,572	3,222,599,470	247,629,191	195,541,782	333,837,249	300,122,108	246,317,271	188,554,271	104,971,325	595,372,400	101,509,407	406,757,822
NET ASSETS
Beginning of period		7,570,283,843	4,347,684,373	1,398,402,878	1,202,861,096	1,661,503,129	1,361,381,021	1,927,681,510	1,739,127,239	1,555,650,257	960,277,857	728,464,792	321,706,970
End of period		$8,330,098,415	$7,570,283,843	$1,646,032,069	$1,398,402,878	$1,995,340,378	$1,661,503,129	$2,173,998,781	$1,927,681,510	$1,660,621,582	$1,555,650,257	$829,974,199	$728,464,792
Undistributed net investment income (loss) included in net assets		$44,006,534	$98,895,130	$7,289,809	$15,781,801	$11,980,993	$26,265,935	$12,172,283	$25,713,234	$4,579,274	$14,351,820	$2,878,394	$10,769,340
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	40,192,504	222,360,765	16,243,564	29,770,744	22,563,118	38,979,541	7,257,066	15,875,182	6,486,599	18,842,881	15,340,620	41,702,388
	Premier Class	555,631	2,205,941	—	—	—	—	—	—	—	—	136,585	489,135
	Retirement Class	1,814,499	5,061,067	1,222,645	3,730,089	1,425,384	4,585,212	3,089,819	5,660,155	1,992,131	7,846,766	860,550	1,462,980
	Retail Class	3,245,197	5,846,563	—	—	—	—	—	—	—	—	166,055	249,280
Shares reinvested:	Institutional Class	10,153,687	10,220,283	1,129,414	1,050,326	3,909,132	3,547,024	1,269,725	1,511,398	2,711,937	2,017,348	1,240,373	547,509
	Premier Class	92,533	85,392	—	—	—	—	—	—	—	—	12,548	3,301
	Retirement Class	352,141	358,153	195,469	253,785	816,141	766,247	385,391	543,564	1,200,118	906,533	53,210	32,226
	Retail Class	653,970	670,697	—	—	—	—	—	—	—	—	10,125	6,017
Shares redeemed:	Institutional Class	(29,100,497)	(83,445,454)	(8,101,059)	(34,358,494)	(11,160,035)	(44,106,613)	(3,991,198)	(28,815,058)	(2,688,567)	(9,981,578)	(3,900,784)	(7,349,001)
	Premier Class	(796,004)	(2,242,479)	—	—	—	—	—	—	—	—	(394,371)	(90,627)
	Retirement Class	(1,604,765)	(3,897,783)	(1,500,628)	(6,718,053)	(2,255,263)	(3,784,820)	(2,248,198)	(6,278,741)	(2,762,382)	(3,361,813)	(316,795)	(706,858)
	Retail Class	(2,374,756)	(3,957,682)	—	—	—	—	—	—	—	—	(113,115)	(154,195)
Net increase (decrease) from shareholder transactions		23,184,140	153,265,463	9,189,405	(6,271,603)	15,298,477	(13,409)	5,762,605	(11,503,500)	6,939,836	16,270,137	13,095,001	36,192,155

40	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	41

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		International Equity Index Fund
		April 30,	October 31,
		2014	2013
		(unaudited )
OPERATIONS
Net investment income (loss)		$121,208,788	$141,256,277
Net realized gain (loss) on total investments		31,289,362	15,280,660
Net change in unrealized appreciation (depreciation) on total investments		118,518,550	930,391,048
Net increase (decrease) in net assets from operations		271,016,700	1,086,927,985

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(127,704,968)	(98,135,566)
	Premier Class	(5,594,046)	(4,407,635)
	Retirement Class	(19,192,693)	(18,727,013)
	Retail Class	—	—
From realized gains:	Institutional Class	—	—
	Premier Class	—	—
	Retirement Class	—	—
	Retail Class	—	—
Total distributions		(152,491,707)	(121,270,214)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	485,790,596	1,308,661,420
	Premier Class	25,833,514	83,877,665
	Retirement Class	59,746,287	106,223,912
	Retail Class	—	—
Reinvestments of distributions:	Institutional Class	126,962,651	97,707,806
	Premier Class	5,594,046	4,407,635
	Retirement Class	19,190,929	18,722,887
	Retail Class	—	—
Redemptions:	Institutional Class	(245,924,452)	(560,513,376)
	Premier Class	(44,648,887)	(88,890,224)
	Retirement Class	(55,744,102)	(141,813,039)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		376,800,582	828,384,686
Net increase (decrease) in net assets		495,325,575	1,794,042,457

NET ASSETS
Beginning of period		5,434,800,966	3,640,758,509
End of period		$5,930,126,541	$5,434,800,966
Undistributed net investment income (loss) included in net assets		$84,789,587	$116,072,506

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,553,803	78,974,916
	Premier Class	1,351,311	4,849,589
	Retirement Class	3,064,814	6,057,533
	Retail Class	—	—
Shares reinvested:	Institutional Class	6,956,858	6,207,612
	Premier Class	307,028	280,384
	Retirement Class	1,031,216	1,167,262
	Retail Class	—	—
Shares redeemed:	Institutional Class	(13,055,849)	(34,315,015)
	Premier Class	(2,380,508)	(5,064,509)
	Retirement Class	(2,844,731)	(8,148,663)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		19,983,942	50,009,109

42	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	43

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

EQUITY INDEX FUND
Institutional Class:	4/30/14	§	$13.65	$0.13		$0.93	$1.06	$(0.24)	$(0.05)	$(0.29)	$14.42
	10/31/13		10.84	0.25		2.81	3.06	(0.19)	(0.06)	(0.25)	13.65
	10/31/12		9.58	0.21		1.18	1.39	(0.13)	—	(0.13)	10.84
	10/31/11		9.03	0.18		0.53	0.71	(0.16)	—	(0.16)	9.58
	10/31/10	†	8.70	0.01		0.32	0.33	—	—	—	9.03
	9/30/10		7.97	0.16		0.70	0.86	(0.13)	—	(0.13)	8.70
	9/30/09		8.70	0.15		(0.73)	(0.58)	(0.15)	—	(0.15)	7.97
Premier Class:	4/30/14	§	13.61	0.12		0.92	1.04	(0.22)	(0.05)	(0.27)	14.38
	10/31/13		10.81	0.24		2.80	3.04	(0.18)	(0.06)	(0.24)	13.61
	10/31/12		9.56	0.20		1.17	1.37	(0.12)	—	(0.12)	10.81
	10/31/11		9.03	0.16		0.52	0.68	(0.15)	—	(0.15)	9.56
	10/31/10	†	8.69	0.01		0.33	0.34	—	—	—	9.03
	9/30/10		7.97	0.16		0.69	0.85	(0.13)	—	(0.13)	8.69
	9/30/09	*	7.97	0.00	[d]	—	0.00 [d]	—	—	—	7.97
Retirement Class:	4/30/14	§	13.82	0.12		0.93	1.05	(0.21)	(0.05)	(0.26)	14.61
	10/31/13		10.97	0.23		2.84	3.07	(0.16)	(0.06)	(0.22)	13.82
	10/31/12		9.69	0.19		1.20	1.39	(0.11)	—	(0.11)	10.97
	10/31/11		9.13	0.16		0.53	0.69	(0.13)	—	(0.13)	9.69
	10/31/10	†	8.79	0.01		0.33	0.34	—	—	—	9.13
	9/30/10		8.06	0.14		0.71	0.85	(0.12)	—	(0.12)	8.79
	9/30/09		8.81	0.12		(0.74)	(0.62)	(0.13)	—	(0.13)	8.06
Retail Class:	4/30/14	§	13.85	0.11		0.94	1.05	(0.20)	(0.05)	(0.25)	14.65
	10/31/13		10.99	0.22		2.85	3.07	(0.15)	(0.06)	(0.21)	13.85
	10/31/12		9.72	0.18		1.20	1.38	(0.11)	—	(0.11)	10.99
	10/31/11		9.17	0.16		0.53	0.69	(0.14)	—	(0.14)	9.72
	10/31/10	†	8.83	0.01		0.33	0.34	—	—	—	9.17
	9/30/10		8.09	0.14		0.72	0.86	(0.12)	—	(0.12)	8.83
	9/30/09		8.83	0.14		(0.74)	(0.60)	(0.14)	—	(0.14)	8.09

44	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

EQUITY INDEX FUND
Institutional Class:	4/30/14	§	7.85%[b]		$7,386,928		0.05%[c]		0.05%[c]		1.90%[c]		2%[b]
	10/31/13		28.85		6,705,277		0.06		0.06		2.09		8	[e]
	10/31/12		14.75		3,706,630		0.07		0.07		2.08		6	[e]
	10/31/11		7.88		1,749,384		0.07		0.07		1.83		11
	10/31/10	†	3.79	[b]	1,484,700		0.12	[c]	0.09	[c]	1.15	[c]	0	[b]
	9/30/10		10.90		1,361,428		0.08		0.08		1.87		9
	9/30/09		(6.26)		884,250		0.12		0.09		2.28		11
Premier Class:	4/30/14	§	7.72	[b]	62,687		0.20	[c]	0.20	[c]	1.76	[c]	2	[b]
	10/31/13		28.68		61,343		0.21		0.21		1.95		8	[e]
	10/31/12		14.56		48,184		0.22		0.22		1.90		6	[e]
	10/31/11		7.60		20,918		0.22		0.22		1.63		11
	10/31/10	†	3.91	[b]	7,776		0.28	[c]	0.24	[c]	1.00	[c]	0	[b]
	9/30/10		10.73		4,812		0.24		0.24		1.86		9
	9/30/09	*	0.00	[b]	250		220.64	[c]	0.24	[c]	0.00	[c]	11
Retirement Class:	4/30/14	§	7.65	[b]	291,189		0.30	[c]	0.30	[c]	1.65	[c]	2	[b]
	10/31/13		28.52		267,636		0.31		0.31		1.86		8	[e]
	10/31/12		14.46		195,671		0.32		0.32		1.85		6	[e]
	10/31/11		7.61		204,345		0.32		0.32		1.59		11
	10/31/10	†	3.87	[b]	242,319		0.37	[c]	0.34	[c]	0.90	[c]	0	[b]
	9/30/10		10.63		251,201		0.33		0.33		1.62		9
	9/30/09		(6.60)		279,063		0.37		0.33		1.66		11
Retail Class:	4/30/14	§	7.65	[b]	589,294		0.36	[c]	0.36	[c]	1.60	[c]	2	[b]
	10/31/13		28.49		536,027		0.38		0.38		1.79		8	[e]
	10/31/12		14.35		397,199		0.40		0.40		1.76		6	[e]
	10/31/11		7.54		361,203		0.29		0.29		1.61		11
	10/31/10	†	3.85	[b]	348,162		0.31	[c]	0.28	[c]	0.96	[c]	0	[b]
	9/30/10		10.71		336,495		0.26		0.26		1.69		9
	9/30/09		(6.46)		312,098		0.49		0.27		2.13		11

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/14	§	$18.29	$0.15		$1.09	$1.24	$(0.26)	$(0.06)	$(0.32)	$19.21
	10/31/13		14.54	0.29		3.73	4.02	(0.27)	—	(0.27)	18.29
	10/31/12		13.06	0.23		1.44	1.67	(0.19)	—	(0.19)	14.54
	10/31/11		12.04	0.19		0.99	1.18	(0.16)	—	(0.16)	13.06
	10/31/10	†	11.49	0.01		0.54	0.55	—	—	—	12.04
	9/30/10		10.35	0.17		1.11	1.28	(0.14)	—	(0.14)	11.49
	9/30/09		10.72	0.15		(0.38)	(0.23)	(0.14)	(0.00)[d]	(0.14)	10.35
Retirement Class:	4/30/14	§	18.39	0.13		1.10	1.23	(0.21)	(0.06)	(0.27)	19.35
	10/31/13		14.61	0.26		3.75	4.01	(0.23)	—	(0.23)	18.39
	10/31/12		13.12	0.20		1.45	1.65	(0.16)	—	(0.16)	14.61
	10/31/11		12.10	0.16		0.99	1.15	(0.13)	—	(0.13)	13.12
	10/31/10	†	11.55	0.00	[d]	0.55	0.55	—	—	—	12.10
	9/30/10		10.41	0.15		1.12	1.27	(0.13)	—	(0.13)	11.55
	9/30/09		10.78	0.13		(0.39)	(0.26)	(0.11)	(0.00)[d]	(0.11)	10.41

LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/14	§	16.19	0.18		1.31	1.49	(0.33)	(0.43)	(0.76)	16.92
	10/31/13		13.27	0.35		3.21	3.56	(0.33)	(0.31)	(0.64)	16.19
	10/31/12		11.99	0.31		1.59	1.90	(0.28)	(0.34)	(0.62)	13.27
	10/31/11		11.52	0.28		0.42	0.70	(0.22)	(0.01)	(0.23)	11.99
	10/31/10	†	11.18	0.02		0.32	0.34	—	—	—	11.52
	9/30/10		10.49	0.25		0.66	0.91	(0.22)	—	(0.22)	11.18
	9/30/09		12.17	0.27		(1.62)	(1.35)	(0.32)	(0.01)	(0.33)	10.49
Retirement Class:	4/30/14	§	16.40	0.17		1.31	1.48	(0.29)	(0.43)	(0.72)	17.16
	10/31/13		13.43	0.32		3.25	3.57	(0.29)	(0.31)	(0.60)	16.40
	10/31/12		12.12	0.29		1.61	1.90	(0.25)	(0.34)	(0.59)	13.43
	10/31/11		11.64	0.25		0.43	0.68	(0.19)	(0.01)	(0.20)	12.12
	10/31/10	†	11.30	0.01		0.33	0.34	—	—	—	11.64
	9/30/10		10.61	0.22		0.67	0.89	(0.20)	—	(0.20)	11.30
	9/30/09		12.30	0.24		(1.62)	(1.38)	(0.30)	(0.01)	(0.31)	10.61

46	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at				Ratios to average net assets				Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/14	§	6.87%[b]		$1,393,665		0.06%[c]		0.06%[c]		1.59%[c]		6%[b]
	10/31/13		28.14		1,157,001		0.07		0.07		1.81		19	[e]
	10/31/12		12.96		971,051		0.07		0.07		1.66		24	[e]
	10/31/11		9.85		568,586		0.08		0.08		1.45		24
	10/31/10	†	4.79	[b]	470,424		0.19	[c]	0.09	[c]	0.71	[c]	0	[b]
	9/30/10		12.49		422,219		0.09		0.09		1.55		34
	9/30/09		(1.76)		307,978		0.14		0.07		1.78		28
Retirement Class:	4/30/14	§	6.79	[b]	252,367		0.31	[c]	0.31	[c]	1.35	[c]	6	[b]
	10/31/13		27.90		241,402		0.32		0.32		1.60		19	[e]
	10/31/12		12.69		231,810		0.32		0.32		1.42		24	[e]
	10/31/11		9.51		173,769		0.33		0.33		1.20		24
	10/31/10	†	4.76	[b]	161,099		0.44	[c]	0.34	[c]	0.45	[c]	0	[b]
	9/30/10		12.22		162,611		0.34		0.34		1.30		34
	9/30/09		(2.06)		149,803		0.39		0.33		1.52		28

LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/14	§	9.58	[b]	1,679,030		0.06	[c]	0.06	[c]	2.27	[c]	6	[b]
	10/31/13		28.07		1,359,068		0.07		0.07		2.41		19	[e]
	10/31/12		16.70		1,134,741		0.08		0.08		2.48		20	[e]
	10/31/11		6.13		605,062		0.08		0.08		2.27		27
	10/31/10	†	3.04	[b]	514,065		0.19	[c]	0.09	[c]	1.67	[c]	0	[b]
	9/30/10		8.82		462,184		0.09		0.09		2.29		36
	9/30/09		(10.56)		338,574		0.13		0.08		3.02		31
Retirement Class:	4/30/14	§	9.38	[b]	316,311		0.31	[c]	0.31	[c]	2.04	[c]	6	[b]
	10/31/13		27.79		302,435		0.32		0.32		2.15		19	[e]
	10/31/12		16.46		226,640		0.32		0.32		2.28		20	[e]
	10/31/11		5.88		192,336		0.33		0.33		2.02		27
	10/31/10	†	3.01	[b]	173,247		0.43	[c]	0.34	[c]	1.43	[c]	0	[b]
	9/30/10		8.52		176,489		0.34		0.34		2.03		36
	9/30/09		(10.77)		169,714		0.38		0.33		2.68		31

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	47

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

S&P 500 INDEX FUND
Institutional Class:	4/30/14	§	$19.91	$0.20		$1.42	$1.62	$(0.35)	$—	$(0.35)	$21.18
	10/31/13		16.05	0.39		3.86	4.25	(0.39)	—	(0.39)	19.91
	10/31/12		14.27	0.33		1.78	2.11	(0.27)	(0.06)	(0.33)	16.05
	10/31/11		13.51	0.28		0.79	1.07	(0.31)	—	(0.31)	14.27
	10/31/10	†	13.02	0.01		0.48	0.49	—	—	—	13.51
	9/30/10		12.06	0.25		0.95	1.20	(0.24)	—	(0.24)	13.02
	9/30/09		13.34	0.26		(1.25)	(0.99)	(0.29)	(0.00)[d]	(0.29)	12.06
Retirement Class:	4/30/14	§	19.79	0.18		1.42	1.60	(0.31)	—	(0.31)	21.08
	10/31/13		15.96	0.34		3.84	4.18	(0.35)	—	(0.35)	19.79
	10/31/12		14.19	0.29		1.78	2.07	(0.24)	(0.06)	(0.30)	15.96
	10/31/11		13.44	0.24		0.78	1.02	(0.27)	—	(0.27)	14.19
	10/31/10	†	12.95	0.01		0.48	0.49	—	—	—	13.44
	9/30/10		12.00	0.22		0.95	1.17	(0.22)	—	(0.22)	12.95
	9/30/09		13.27	0.23		(1.23)	(1.00)	(0.27)	(0.00)[d]	(0.27)	12.00

SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/14§		18.58	0.14		0.43	0.57	(0.26)	(0.58)	(0.84)	18.31
	10/31/13		14.24	0.31		4.65	4.96	(0.30)	(0.32)	(0.62)	18.58
	10/31/12		13.17	0.25		1.33	1.58	(0.20)	(0.31)	(0.51)	14.24
	10/31/11		12.49	0.17		0.66	0.83	(0.15)	—	(0.15)	13.17
	10/31/10	†	12.00	0.01		0.48	0.49	—	—	—	12.49
	9/30/10		10.69	0.14		1.26	1.40	(0.09)	—	(0.09)	12.00
	9/30/09		12.91	0.13		(1.61)	(1.48)	(0.17)	(0.57)	(0.74)	10.69
Retirement Class:	4/30/14	§	18.62	0.11		0.43	0.54	(0.22)	(0.58)	(0.80)	18.36
	10/31/13		14.26	0.27		4.68	4.95	(0.27)	(0.32)	(0.59)	18.62
	10/31/12		13.18	0.22		1.33	1.55	(0.16)	(0.31)	(0.47)	14.26
	10/31/11		12.51	0.14		0.65	0.79	(0.12)	—	(0.12)	13.18
	10/31/10	†	12.02	0.01		0.48	0.49	—	—	—	12.51
	9/30/10		10.71	0.11		1.28	1.39	(0.08)	—	(0.08)	12.02
	9/30/09		12.93	0.10		(1.61)	(1.51)	(0.14)	(0.57)	(0.71)	10.71

48	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

S&P 500 INDEX FUND
Institutional Class:	4/30/14	§	8.27%[b]		$1,625,398		0.06%[c]		0.06%[c]		2.00%[c]		3%[b]
	10/31/13		27.08		1,436,986		0.06		0.06		2.19		4	[e]
	10/31/12		15.14		1,342,205		0.07		0.07		2.13		7	[e]
	10/31/11		7.96		884,211		0.07		0.07		1.96		14
	10/31/10	†	3.76	[b]	725,376		0.15	[c]	0.09	[c]	1.26	[c]	0	[b]
	9/30/10		10.07		740,600		0.08		0.08		1.99		12
	9/30/09		(6.88)		830,097		0.11		0.09		2.50		5
Retirement Class:	4/30/14	§	8.17	[b]	548,601		0.31	[c]	0.31	[c]	1.75	[c]	3	[b]
	10/31/13		26.73		490,695		0.31		0.31		1.92		4	[e]
	10/31/12		14.85		396,922		0.32		0.32		1.89		7	[e]
	10/31/11		7.75		352,405		0.32		0.32		1.71		14
	10/31/10	†	3.71	[b]	338,947		0.40	[c]	0.34	[c]	1.01	[c]	0	[b]
	9/30/10		9.82		339,172		0.33		0.33		1.74		12
	9/30/09		(7.11)		303,619		0.36		0.34		2.22		5

SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/14	§	3.19	[b]	1,152,866		0.06	[c]	0.06	[c]	1.46	[c]	4	[b]
	10/31/13		36.38		1,048,944		0.07		0.07		1.92		17	[e]
	10/31/12		12.48		648,984		0.08		0.08		1.81		17	[e]
	10/31/11		6.64		447,756		0.08		0.08		1.26		25
	10/31/10	†	4.08	[b]	354,242		0.18	[c]	0.09	[c]	0.79	[c]	0	[b]
	9/30/10		13.25		316,168		0.10		0.09		1.22		21
	9/30/09		(9.81)		301,142		0.17		0.08		1.42		36
Retirement Class:	4/30/14	§	3.02	[b]	507,755		0.31	[c]	0.31	[c]	1.22	[c]	4	[b]
	10/31/13		36.10		506,706		0.32		0.32		1.67		17	[e]
	10/31/12		12.20		311,294		0.33		0.33		1.57		17	[e]
	10/31/11		6.30		325,760		0.33		0.33		1.02		25
	10/31/10	†	4.08	[b]	383,599		0.43	[c]	0.34	[c]	0.54	[c]	0	[b]
	9/30/10		13.07		386,480		0.35		0.34		0.97		21
	9/30/09		(10.06)		303,721		0.42		0.33		1.06		36

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	49

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/14	§	$10.84	$0.08		$(0.39)	$(0.31)	$(0.20)	$ —	$(0.20)	$10.33
	10/31/13		10.37	0.23		0.39	0.62	(0.15)	—	(0.15)	10.84
	10/31/12		10.24	0.24		0.09	0.33	(0.16)	(0.04)	(0.20)	10.37
	10/31/11		11.33	0.25		(1.31)	(1.06)	(0.02)	(0.01)	(0.03)	10.24
	10/31/10	‡	10.00	0.03		1.30	1.33	—	—	—	11.33
Premier Class:	4/30/14	§	10.82	0.06		(0.37)	(0.31)	(0.19)	—	(0.19)	10.32
	10/31/13		10.35	0.22		0.39	0.61	(0.14)	—	(0.14)	10.82
	10/31/12		10.23	0.24		0.06	0.30	(0.14)	(0.04)	(0.18)	10.35
	10/31/11		11.33	0.23		(1.30)	(1.07)	(0.02)	(0.01)	(0.03)	10.23
	10/31/10	‡	10.00	0.02		1.31	1.33	—	—	—	11.33
Retirement Class:	4/30/14	§	10.80	0.06		(0.38)	(0.32)	(0.17)	—	(0.17)	10.31
	10/31/13		10.34	0.20		0.40	0.60	(0.14)	—	(0.14)	10.80
	10/31/12		10.22	0.23		0.07	0.30	(0.14)	(0.04)	(0.18)	10.34
	10/31/11		11.33	0.26		(1.35)	(1.09)	(0.01)	(0.01)	(0.02)	10.22
	10/31/10	‡	10.00	0.02		1.31	1.33	—	—	—	11.33
Retail Class:	4/30/14	§	10.79	0.05		(0.37)	(0.32)	(0.16)	—	(0.16)	10.31
	10/31/13		10.32	0.19		0.40	0.59	(0.12)	—	(0.12)	10.79
	10/31/12		10.21	0.20		0.07	0.27	(0.12)	(0.04)	(0.16)	10.32
	10/31/11		11.32	0.22		(1.31)	(1.09)	(0.01)	(0.01)	(0.02)	10.21
	10/31/10	‡	10.00	0.02		1.30	1.32	—	—	—	11.32

50	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

						Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/14	§	(2.87)%[b]	$779,801		0.24%[c]		0.24%[c]		1.51%[c]		6%[b]
	10/31/13		6.06	680,382		0.29		0.25		2.25		13
	10/31/12		3.31	289,041		0.38		0.25		2.42		25	[e]
	10/31/11		(9.36)	149,206		0.46		0.25		2.26		38
	10/31/10	‡	13.30 [b]	109,910		1.30	[c]	0.25	[c]	1.37	[c]	2	[b]
Premier Class:	4/30/14	§	(2.88)[b]	3,624		0.40	[c]	0.40	[c]	1.17	[c]	6	[b]
	10/31/13		5.96	6,454		0.44		0.40		2.16		13
	10/31/12		3.06	2,016		0.54		0.40		2.38		25	[e]
	10/31/11		(9.50)	1,330		0.62		0.40		2.04		38
	10/31/10	‡	13.30 [b]	1,133		2.18	[c]	0.40	[c]	1.22	[c]	2	[b]
Retirement Class:	4/30/14	§	(2.93)[b]	39,093		0.49	[c]	0.49	[c]	1.26	[c]	6	[b]
	10/31/13		5.79	34,503		0.54		0.50		1.96		13
	10/31/12		3.03	24,877		0.63		0.50		2.28		25	[e]
	10/31/11		(9.61)	9,356		0.70		0.50		2.38		38
	10/31/10	‡	13.30 [b]	1,133		2.27	[c]	0.50	[c]	1.12	[c]	2	[b]
Retail Class:	4/30/14	§	(2.97)[b]	7,457		0.66	[c]	0.64	[c]	1.08	[c]	6	[b]
	10/31/13		5.70	7,127		0.73		0.64		1.81		13
	10/31/12		2.73	5,773		0.83		0.64		2.00		25	[e]
	10/31/11		(9.64)	5,313		0.88		0.64		1.99		38
	10/31/10	‡	13.20 [b]	1,776		2.18	[c]	0.64	[c]	0.89	[c]	2	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	51

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations:
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from:		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/14	§	$19.31	$0.42		$0.47	$0.89	$(0.54)	$ —	$(0.54)	$19.66
	10/31/13		15.73	0.54		3.54	4.08	(0.50)	—	(0.50)	19.31
	10/31/12		15.23	0.55		0.39	0.94	(0.44)	—	(0.44)	15.73
	10/31/11		16.43	0.53		(1.38)	(0.85)	(0.35)	—	(0.35)	15.23
	10/31/10	†	15.82	0.01		0.60	0.61	—	—	—	16.43
	9/30/10		15.67	0.44		0.05	0.49	(0.34)	—	(0.34)	15.82
	9/30/09		16.09	0.42		(0.31)	0.11	(0.53)	—	(0.53)	15.67
Premier Class:	4/30/14	§	19.26	0.39		0.50	0.89	(0.52)	—	(0.52)	19.63
	10/31/13		15.69	0.51		3.54	4.05	(0.48)	—	(0.48)	19.26
	10/31/12		15.20	0.53		0.38	0.91	(0.42)	—	(0.42)	15.69
	10/31/11		16.41	0.49		(1.36)	(0.87)	(0.34)	—	(0.34)	15.20
	10/31/10	†	15.80	0.01		0.60	0.61	—	—	—	16.41
	9/30/10		15.67	0.48		(0.02)	0.46	(0.33)	—	(0.33)	15.80
	9/30/09	*	15.67	0.00	[d]	—	0.00 [d]	—	—	—	15.67
Retirement Class:	4/30/14	§	19.64	0.40		0.50	0.90	(0.50)	—	(0.50)	20.04
	10/31/13		15.99	0.50		3.61	4.11	(0.46)	—	(0.46)	19.64
	10/31/12		15.47	0.53		0.38	0.91	(0.39)	—	(0.39)	15.99
	10/31/11		16.68	0.51		(1.42)	(0.91)	(0.30)	—	(0.30)	15.47
	10/31/10	†	16.06	0.01		0.61	0.62	—	—	—	16.68
	9/30/10		15.92	0.39		0.06	0.45	(0.31)	—	(0.31)	16.06
	9/30/09		16.32	0.40		(0.30)	0.10	(0.50)	—	(0.50)	15.92
§	Unaudited
*	Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.
‡	The Fund commenced operations on August 31, 2010.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	Does not include in-kind transactions.

52	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year				end of period		Gross		Net		Net investment		turnover
	ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate

INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/14	§	4.85%[b]		$ 4,924,807		0.06%[c]		0.06%[c]		4.41%[c]		3%[b]
	10/31/13		26.65		4,459,896		0.07		0.07		3.13		3
	10/31/12		6.43		2,833,093		0.08		0.08		3.69		6	[e]
	10/31/11		(5.32)		1,647,918		0.09		0.09		3.23		6
	10/31/10	†	3.86	[b]	1,203,484		0.15	[c]	0.15	[c]	0.88	[c]	3	[b]
	9/30/10		3.14		1,001,071		0.10		0.10		2.88		11
	9/30/09		1.76		551,312		0.16		0.15		3.33		31
Premier Class:	4/30/14	§	4.82	[b]	190,149		0.21	[c]	0.21	[c]	4.15	[c]	3	[b]
	10/31/13		26.47		200,497		0.22		0.22		2.97		3
	10/31/12		6.25		162,307		0.23		0.23		3.53		6	[e]
	10/31/11		(5.44)		125,215		0.24		0.24		3.02		6
	10/31/10	†	3.86	[b]	60,259		0.30	[c]	0.30	[c]	0.73	[c]	3	[b]
	9/30/10		2.97		39,623		0.25		0.25		3.24		11
	9/30/09	*	0.00	[b]	250		220.65	[c]	0.30	[c]	0.00	[c]	31
Retirement Class:	4/30/14	§	4.77	[b]	815,171		0.31	[c]	0.31	[c]	4.15	[c]	3	[b]
	10/31/13		26.35		774,407		0.32		0.32		2.86		3
	10/31/12		6.13		645,359		0.33		0.33		3.46		6	[e]
	10/31/11		(5.54)		625,016		0.34		0.34		3.02		6
	10/31/10	†	3.86	[b]	783,583		0.40	[c]	0.40	[c]	0.62	[c]	3	[b]
	9/30/10		2.85		801,279		0.35		0.35		2.55		11
	9/30/09		1.57		692,158		0.41		0.40		3.08		31

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	53

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal jurisdictions and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of

54	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds expect to adopt these new disclosure requirements for the October 31, 2014 annual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange, on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including, but not limited to, broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2014, there were no material transfers between levels by the Funds.

As of April 30, 2014, 100% of the value of investments in the Large-Cap Growth Index Fund and S&P 500 Index Fund were valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	55

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2014 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$1,061,367,750	$—	$4,028	$1,061,371,778
Telecommunications	184,334,577	—	49,856	184,384,433
All other equity investments*	7,050,842,868	—	—	7,050,842,868
Short-term investments	250,136,453	7,999,822	—	258,136,275
Futures**	143,634	—	—	143,634
Total	$8,546,825,282	$7,999,822	$53,884	$8,554,878,988
Large-Cap Value Index
Equity investments	$1,979,082,657	$—	$—	$1,979,082,657
Short-term investments	30,640,318	7,999,790	—	38,640,108
Futures**	64,317	—	—	64,317
Total	$2,009,787,292	$7,999,790	$—	$2,017,787,082
Small-Cap Blend Index
Equity investments:
Health care	$212,443,789	$—	$15,521	$212,459,310
Telecommunications	11,160,335	—	139,956	11,300,291
All other equity investments*	1,432,997,632	—	—	1,432,997,632
Short-term investments	245,952,460	399,996	—	246,352,456
Futures**	(145)	—	—	(145)
Total	$1,902,554,071	$399,996	$155,477	$1,903,109,544
Emerging Markets Equity Index
Equity investments:
Africa	$—	$62,944,725	$—	$62,944,725
Asia	92,360	493,335,310	272	493,427,942
Central America	—	41,507,260	—	41,507,260
Europe	5,063,769	34,338,881	—	39,402,650
North America	14,379,773	—	—	14,379,773
South America	—	91,785,624	—	91,785,624
All other equity investments*	2,608,207	73,222,855	690	75,831,752
Short-term investments	42,875,321	2,199,984	—	45,075,305
Futures**	(11,345)	—	—	(11,345)
Total	$65,008,085	$799,334,639	$962	$864,343,686
International Equity Index
Equity investments:
Asia	$—	$1,270,986,484	$—	$1,270,986,484
Australia	—	465,196,463	—	465,196,463
Europe	—	3,651,563,386	—	3,651,563,386
North America	24,349,179	12,308,971	—	36,658,150
All other equity investments*	354,466	468,449,446	—	468,803,912
Short-term investments	503,606,513	7,999,448	—	511,605,961
Futures**	15,278	—	—	15,278
Total	$528,325,436	$5,876,504,198	$—	$6,404,829,634

*	For detailed categories, see the accompanying summary portfolio of investments.
**	Derivative instruments are not reflected in the summary portfolio of investments.

56	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2014, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
			Fair value
Derivative contract	Location		amount
Equity Index Fund
Equity contracts	Futures	*	$143,634
Large-Cap Growth Index Fund
Equity contracts	Futures	*	26,113
Large-Cap Value Index Fund
Equity contracts	Futures	*	64,317
S&P 500 Index Fund
Equity contracts	Futures	*	20,155
Small-Cap Blend Index Fund
Equity contracts	Futures	*	(145)
Emerging Markets Equity Index Fund
Equity contracts	Futures	*	(11,345)
International Equity Index Fund
Equity contracts	Futures	*	15,278

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2014, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation	)
Equity Index Fund
Equity contracts	Futures transactions	$2,297,296	$(196,581)
Large-Cap Growth Index Fund
Equity contracts	Futures transactions	(137,026)	35,370
Large-Cap Value Index Fund
Equity contracts	Futures transactions	583,321	85,066
S&P 500 Index Fund
Equity contracts	Futures transactions	(26,619)	44,457
Small-Cap Blend Index Fund
Equity contracts	Futures transactions	26,429	93,993
Emerging Markets Equity Index Fund
Equity contracts	Futures transactions	(524,725)	95,953
International Equity Index Fund
Equity contracts	Futures transactions	(282,754)	20,703

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended April 30, 2014, the Equity Index Fund, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. During the period ended April 30, 2014, the Emerging Markets Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets.

At April 30, 2014, the Funds held the following open futures contracts:

		Number of	Settlement	Expiration	Unrealized
Fund	Futures	contracts	value	date	gain (loss )
Equity Index	S&P 500 E Mini Index	187	$17,558,365	June 2014	$141,944
Equity Index	S&P MidCap 400 E Mini Index	6	811,860	June 2014	2,251
Equity Index	Russell 2000 Mini Index	18	2,022,480	June 2014	(561)
Total		211	20,392,705		143,634
Large-Cap Growth Index	S&P 500 E Mini Index	31	2,910,745	June 2014	26,113
Large-Cap Value Index	S&P 500 E Mini Index	134	12,581,930	June 2014	64,317
S&P 500 Index	S&P 500 E Mini Index	20	1,877,900	June 2014	20,155
Small-Cap Blend Index	Russell 2000 Mini Index	2	224,720	June 2014	(145)
Emerging Markets Equity Index	MSCI Emerging Markets Mini Index	194	9,646,650	June 2014	(11,345)
International Equity Index	MSCI EAFE Mini Index	39	3,752,385	June 2014	15,278

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	57

Notes to financial statements (unaudited)

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund has adopted a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of

0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2014, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment
	management fee -	Service
	effective rate	agreement fee	Distribution fee		Maximum expense amounts‡
		Retirement	Retail	Premier	Institutional	Retirement	Retail	Premier
Fund		Class	Class	Class	Class	Class	Class	Class
Equity Index	0.04%	0.25%	0.25%	0.15%	0.09%	0.34%	0.48%	0.24%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.34	—	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.34	—	—
S&P 500 Index	0.04	0.25	—	—	0.09	0.34	—	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.34	—	—
Emerging Markets Equity Index	0.14	0.25	0.25	0.15	0.25	0.50	0.64	0.40
International Equity Index	0.04	0.25	—	0.15	0.15	0.40	—	0.30
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2015. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

A registered separate account of TIAA (collectively, “TIAA Access”) has various sub-accounts that invest in several of the funds, and certain other funds within the Trust also make investments in several of the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2014:

	TIAA-CREF
	Lifecycle	TIAA
Fund	Index Funds	Access	Total
Equity Index	18%	1%	19%
Large-Cap Growth Index	—	5	5
Large-Cap Value Index	—	5	5
S&P 500 Index	—	5	5
Small-Cap Blend Index	—	13	13
Emerging Markets Equity Index	17	—	17
International Equity Index	9	4	13

TIAA-CREF Tuition Financing, Inc. (“TFI”), an indirect wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2014, three 529 Plans owned 17%, 17%, and 8%, respectively, of the Equity Index Fund; one 529 Plan owned 14% of the Large-Cap Growth Index Fund; one 529 Plan owned 11% of the Large-Cap Value Index Fund; two 529 Plans owned 12%, and 7%, respectively, of the S&P 500 Index Fund; two 529 Plans owned 13%, and 10%, respectively, of the Emerging Markets Equity Index Fund, and three 529 Plans owned 9%, 9% and 7%, respectively, of the International Equity Index Fund.

58	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2013	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Withholding expense	Shares at April 30, 2014	Value at April 30, 2014
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$240,434,976	$52,087,018	$42,385,541	$—		$—	$—	250,136,453	$250,136,453
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	214,865,928	40,618,785	9,532,253	—		—	—	245,952,460	245,952,460
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	190,194,530	327,602,899	14,190,916	—		—	—	503,606,513	503,606,513

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Equity Index	$6,045,158,084	$2,576,123,327	$(66,546,057)	$2,509,577,270
Large-Cap Growth Index	1,266,123,522	413,146,056	(9,277,007)	403,869,049
Large-Cap Value Index	1,692,973,157	357,023,015	(32,273,407)	324,749,608
S&P 500 Index	1,618,248,342	640,470,101	(71,568,212)	568,901,889
Small-Cap Blend Index	1,531,046,904	451,978,412	(79,915,627)	372,062,785
Emerging Markets Equity Index	852,697,821	76,415,889	(64,758,679)	11,657,210
International Equity Index	5,404,092,207	1,215,166,874	(214,444,725)	1,000,722,149

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2014 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Equity Index	$397,070,490	$143,329,165
Large-Cap Growth Index	250,735,854	90,880,486
Large-Cap Value Index	286,715,220	104,896,191
S&P 500 Index	159,206,535	51,977,346
Small-Cap Blend Index	133,666,950	60,089,328
Emerging Markets Equity Index	173,019,381	47,402,646
International Equity Index	477,564,903	147,589,327

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2013 was as follows:

	10/31/2013
Fund	Ordinary income	Long-term capital gains	Total
Equity Index	$91,978,723	$30,405,210	$122,383,933
Large-Cap Growth Index	18,879,234	—	18,879,234
Large-Cap Value Index	34,400,254	22,194,726	56,594,980
S&P 500 Index	33,210,927	—	33,210,927
Small-Cap Blend Index	19,048,724	21,231,441	40,280,165
Emerging Markets Equity Index	6,204,117	—	6,204,117
International Equity Index	121,270,214	—	121,270,214

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	59

Notes to financial statements (unaudited)	concluded

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended April 30, 2014, the Funds did not have any in-kind purchase or in-kind redemption transaction.

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2014, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

60	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Board meetings, the Operations Committee, along with other Board Committees as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Board meetings held on March 14 and March 27, 2014, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	61

Renewal of investment management agreement (unaudited)

Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 27, 2014, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of NAV rounding and excluded the effects of fair valuation, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds generally ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2013 with respect each Fund based upon the cost allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI

62	2014 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

had not earned profits with respect to the Funds under the Agreement (except for the Emerging Markets Equity Index Fund) and expected this trend to continue.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss (except for the Emerging Markets Equity Index Fund), there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, in the future TAI may manage institutional client assets through unregistered commingled funds or separate accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies that are managed using similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: may be offered through products that charge additional fees to their investors; may be offered in different types of markets; may be provided with different types or levels of services by TAI; may target different types of investors; and/or may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as TIAA Separate Account VA-1 and certain of the TIAA-CREF Life Funds and the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund (unless noted). Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. Comparative Lipper expense and performance rankings are as of March 31, 2013 all other time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The term “gross performance” as utilized below means a Fund’s performance without any reductions for fees or expenses.

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2013 under the Agreement. For reference, one basis point is equal to 0.01%.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 4th quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) for the one-year period. The

TIAA-CREF Funds: Equity Index Funds ■ 2014 Semiannual Report	63

Renewal of investment management agreement (unaudited)	concluded

Fund ranked 4th out of 5, 3rd out of 5 and 2nd out of 4 within its Performance Group for the three-, five- and ten-year periods, respectively. For the one-, three-, five- and ten-year periods the Fund was in the 3rd, 2nd, 2nd and 3rd quintiles, respectively, of the universe of comparable funds selected by Lipper for performance comparison purposes (“Performance Universe”).

•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was +1 and +2 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 1000 Growth® Index, was –5 and +1 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund did not have a Performance Group. The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 1000 Value® Index, was –9 and –4 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group and its Performance Universe for the one-, three-, five- and ten-year periods.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the S&P 500® Index, was –6 and –2 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
Small-Cap Blend Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group for the one-year period. The Fund ranked 2nd out of 5 within its Performance Group for the three-, five- and ten-year periods. The Fund was in the 2nd, 2nd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	For the one- and three-year periods, the Fund’s relative gross performance as compared to its benchmark, the Russell 2000® Index, was +27 and +25 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund
•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 2nd quintile of its Expense Group. The Fund’s total expenses and actual management fees were in the 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund ranked 2nd out of 3 and 2nd out of 2 within its Performance Group for the one-, and three-year periods, respectively. The Fund was in the 4th quintile of its Performance Universe for the one-year period and in the 3rd quintile of its Performance Universe for the three-year period.
•	For the one-year and since-inception periods, the Fund’s relative gross performance as compared to its benchmark, the MSCI Emerging Markets Index, was –36 and –18 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Index Fund
•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expenses and actual management fees were in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-, three-, five- and ten-year periods. The Fund was in the 1st quintile of its Performance Universe for the one- and three-year periods and in the 2nd quintile of its Performance Universe for the five- and ten-year periods.
•	For the one- and three-periods, the Fund’s relative gross performance as compared to its benchmark, the MSCI EAFE Index, was –74 and +42 basis points, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

64    2014 Semiannual Report  ■  TIAA-CREF Funds: Equity Index Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 2000® Index, the Russell 3000® Index, the Russell 1000® Value Index, and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF S&P 500 Index Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF S&P 500 Index Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Funds: Equity Index Funds  ■  2014 Semiannual Report    65

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TIAA-CREF website

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800 842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 0.3%
8,446		Allison Transmission Holdings, Inc	$252,029
191,133		Gentex Corp	5,479,783
		TOTAL AUTOMOBILES & COMPONENTS	5,731,812

CAPITAL GOODS - 8.8%
2,303		3M Co	320,324
24,229		Boeing Co	3,126,026
19,362		Crane Co	1,408,198
275,159		Emerson Electric Co	18,760,341
23,400		Fluor Corp	1,771,380
26,631		Graco, Inc	1,930,747
220,183		Honeywell International, Inc	20,455,001
10,526		Hubbell, Inc (Class B)	1,239,121
136,556		IDEX Corp	10,182,981
36,838		Lockheed Martin Corp	6,046,589
615,421		Masco Corp	12,363,808
19,973	*	MRC Global, Inc	583,012
97		Precision Castparts Corp	24,550
119,618		Rockwell Automation, Inc	14,256,073
114,374		Rockwell Collins, Inc	8,881,141
80,685		Roper Industries, Inc	11,211,181
14,292		TransDigm Group, Inc	2,542,118
34,229		United Technologies Corp	4,050,317
1,552		Valmont Industries, Inc	231,108
19,757		W.W. Grainger, Inc	5,026,181
100,765	*	WABCO Holdings, Inc	10,782,863
160,094		Westinghouse Air Brake Technologies Corp	11,935,008
		TOTAL CAPITAL GOODS	147,128,068

COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
19,500		Equifax, Inc	1,380,795
155,795	e	Pitney Bowes, Inc	4,175,306
175,442		R.R. Donnelley & Sons Co	3,087,779
248,633		Robert Half International, Inc	11,138,758
66,975		Rollins, Inc	2,014,608
92,820	*	Stericycle, Inc	10,807,961
36,216	*	Verisk Analytics, Inc	2,176,220
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	34,781,427

CONSUMER DURABLES & APPAREL - 2.4%
198,038		Coach, Inc	8,842,397
175,581		Hanesbrands, Inc	14,413,444
97,877	*	Michael Kors Holdings Ltd	8,926,382
3,968	*	NVR, Inc	4,273,536
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,374		Ralph Lauren Corp	$1,418,942
17,552	*	Taylor Morrison Home Corp	372,278
3,450	*	Under Armour, Inc (Class A)	168,671
24,796		VF Corp	1,514,788
		TOTAL CONSUMER DURABLES & APPAREL	39,930,438

CONSUMER SERVICES - 2.8%
26,900	*	Bally Technologies, Inc	1,751,459
72,667		Burger King Worldwide, Inc	1,898,789
22,566	*	Chipotle Mexican Grill, Inc (Class A)	11,249,151
45,147		H&R Block, Inc	1,283,078
178,577		Las Vegas Sands Corp	14,130,798
39,517		McDonald’s Corp	4,006,233
147,869		Starbucks Corp	10,442,509
33,900		Starwood Hotels & Resorts Worldwide, Inc	2,598,435
		TOTAL CONSUMER SERVICES	47,360,452

DIVERSIFIED FINANCIALS - 2.7%
76,975	*	Affiliated Managers Group, Inc	15,256,445
30,879		American Express Co	2,699,751
58,214		CBOE Holdings, Inc	3,106,299
44,931		Lazard Ltd (Class A)	2,114,003
21,961		McGraw-Hill Financial, Inc	1,623,577
148,127		Moody’s Corp	11,627,969
44,305		T Rowe Price Group, Inc	3,638,770
78,491		Waddell & Reed Financial, Inc (Class A)	5,294,218
		TOTAL DIVERSIFIED FINANCIALS	45,361,032

ENERGY - 6.4%
130,310		Cabot Oil & Gas Corp	5,118,577
49,243	*	Dril-Quip, Inc	5,570,368
213,834		EOG Resources, Inc	20,955,732
276,897	*	FMC Technologies, Inc	15,700,060
198,435		Kinder Morgan, Inc	6,480,887
30,700		Oneok, Inc	1,940,854
69,097		Pioneer Natural Resources Co	13,354,377
10,800		RPC, Inc	240,084
343,184		Schlumberger Ltd	34,850,335
24,500		St. Mary Land & Exploration Co	1,816,185
		TOTAL ENERGY	106,027,459

FOOD & STAPLES RETAILING - 0.8%
31,491		Walgreen Co	2,138,239
13,287		Wal-Mart Stores, Inc	1,059,107
213,775		Whole Foods Market, Inc	10,624,617
		TOTAL FOOD & STAPLES RETAILING	13,821,963

FOOD, BEVERAGE & TOBACCO - 8.8%
652,823		Altria Group, Inc	26,184,731
76,817		Campbell Soup Co	3,494,405
629,079		Coca-Cola Co	25,660,132
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

64,000		ConAgra Foods, Inc	$1,952,640
20,088	*	Constellation Brands, Inc (Class A)	1,603,826
148,859		Hershey Co	14,326,190
219,286		Hillshire Brands Co	7,817,546
295		Hormel Foods Corp	14,069
65,314		Kellogg Co	4,364,935
8,962		Keurig Green Mountain, Inc	839,560
292,518		Kraft Foods Group, Inc	16,632,573
216,440	*	Monster Beverage Corp	14,492,822
120,809		PepsiCo, Inc	10,376,285
228,243		Philip Morris International, Inc	19,498,800
		TOTAL FOOD, BEVERAGE & TOBACCO	147,258,514

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
99,507		Bard (C.R.), Inc	13,665,296
83,687	*	DaVita, Inc	5,799,509
88,348	*	Express Scripts Holding Co	5,882,210
69,208	*	Pediatrix Medical Group, Inc	4,100,574
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	29,447,589

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
90,803	*	Colgate-Palmolive Co	6,111,042
20,448		Coty, Inc	328,190
11,223	e	Herbalife Ltd	673,156
5,995		Kimberly-Clark Corp	672,939
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,785,327

INSURANCE - 1.9%
78,047		Brown & Brown, Inc	2,324,240
17,674		Endurance Specialty Holdings Ltd	898,193
23,223		Hanover Insurance Group, Inc	1,357,384
45,329		Loews Corp	1,993,116
115,100		Prudential Financial, Inc	9,286,268
167,244		Travelers Cos, Inc	15,148,961
		TOTAL INSURANCE	31,008,162

MATERIALS - 4.4%
23,159		Compass Minerals International, Inc	2,121,364
12,715	*	Owens-Illinois, Inc	404,083
174,715		Packaging Corp of America	11,641,260
32,680		PPG Industries, Inc	6,327,501
76,532		Scotts Miracle-Gro Co (Class A)	4,684,524
246,993		Sealed Air Corp	8,474,330
79,385		Sherwin-Williams Co	15,864,298
125,555		Sigma-Aldrich Corp	12,079,647
117,847	*	WR Grace & Co	10,853,709
		TOTAL MATERIALS	72,450,716

MEDIA - 4.2%
38,350	*	AMC Networks, Inc	2,518,444
148,143		Comcast Corp (Class A)	7,667,882
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,688	*	Discovery Communications, Inc (Class A)	$1,797,919
101,186	*	DISH Network Corp (Class A)	5,753,436
295,861	*	Liberty Global plc (Class A)	11,781,185
212,473	*	News Corp	3,616,290
121,798		Scripps Networks Interactive (Class A)	9,143,376
2,593,989	*	Sirius XM Holdings, Inc	8,274,825
218,519		Viacom, Inc (Class B)	18,569,745
		TOTAL MEDIA	69,123,102

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
486,135		AbbVie, Inc	25,317,911
12,799	*	Actavis plc	2,615,220
17,938	*	Alexion Pharmaceuticals, Inc	2,837,791
130,013		Allergan, Inc	21,561,356
20,453		Amgen, Inc	2,285,623
41,538	*	Biogen Idec, Inc	11,926,390
317,629		Bristol-Myers Squibb Co	15,910,037
119,628	*	Celgene Corp	17,586,512
413,779	*	Gilead Sciences, Inc	32,477,514
13,785	*	Illumina, Inc	1,872,692
900,000	*,e	Inovio Biomedical Corp	2,133,000
105,828		Johnson & Johnson	10,719,318
31,140	*	Pharmacyclics, Inc	2,945,221
867	*	Regeneron Pharmaceuticals, Inc	257,404
59,680	*	Salix Pharmaceuticals Ltd	6,564,800
398,358		Zoetis Inc	12,054,313
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	169,065,102

REAL ESTATE - 2.2%
25,679		American Homes 4 Rent	412,148
6,200		American Tower Corp	517,824
51,504		Crown Castle International Corp	3,745,886
55,257		Public Storage, Inc	9,698,156
111,453		Simon Property Group, Inc	19,303,660
90,348		Tanger Factory Outlet Centers, Inc	3,223,616
17,000		Weyerhaeuser Co	507,450
		TOTAL REAL ESTATE	37,408,740

RETAILING - 6.6%
38,853	*	Amazon.com, Inc	11,816,363
103,048	*	Dollar Tree, Inc	5,365,710
37,789		Gap, Inc	1,485,108
10,909		GNC Holdings, Inc	490,905
399,412		Home Depot, Inc	31,757,248
9,782	*	Liberty Ventures	567,747
117,608		Lowe’s Companies, Inc	5,399,383
150,842		Macy’s, Inc	8,662,856
13,584	*	NetFlix, Inc	4,374,591
30,281	*	O’Reilly Automotive, Inc	4,505,510
26,952	e	Petsmart, Inc	1,824,111
18,608	*	Priceline.com, Inc	21,543,412
112,097		TJX Companies, Inc	6,521,804
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

72,919	*	TripAdvisor, Inc	$5,887,480
		TOTAL RETAILING	110,202,228

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
48,864		Broadcom Corp (Class A)	1,505,500
295,558		Linear Technology Corp	13,152,331
56,899	e	Microchip Technology, Inc	2,704,978
226,638		Texas Instruments, Inc	10,300,697
191,571		Xilinx, Inc	9,040,236
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,703,742

SOFTWARE & SERVICES - 18.1%
240,680		Accenture plc	19,307,350
50,916	*	Alliance Data Systems Corp	12,316,580
11,526	*	Ansys, Inc	879,549
13,211	*	eBay, Inc	684,726
392,366	*	Facebook, Inc	23,455,639
15,101	e	Factset Research Systems, Inc	1,608,256
125,211	*	FleetCor Technologies, Inc	14,290,331
105,126	*	Google, Inc	55,365,659
116,699	*	Informatica Corp	4,136,980
101,304		International Business Machines Corp	19,903,197
372,325		Mastercard, Inc (Class A)	27,384,504
1,444,595		Microsoft Corp	58,361,638
252,373		Oracle Corp	10,317,008
43,965		Paychex, Inc	1,838,177
212,352	*	Red Hat, Inc	10,330,925
120,840	*	SolarWinds, Inc	4,872,269
8,183		Solera Holdings, Inc	530,095
24,179	*	Vantiv, Inc	743,504
145,621		Visa, Inc (Class A)	29,504,271
50,610	*	VMware, Inc (Class A)	4,681,931
		TOTAL SOFTWARE & SERVICES	300,512,589

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
99,068		Apple, Inc	58,459,036
33,185	*,e	Dolby Laboratories, Inc (Class A)	1,322,422
67,443	*	F5 Networks, Inc	7,092,980
119,953		NetApp, Inc	4,271,527
438,257		Qualcomm, Inc	34,495,209
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	105,641,174

TELECOMMUNICATION SERVICES - 2.7%
20,907	*	SBA Communications Corp (Class A)	1,876,613
932,266		Verizon Communications, Inc	43,564,790
		TOTAL TELECOMMUNICATION SERVICES	45,441,403

TRANSPORTATION - 2.1%
9,800		Copa Holdings S.A. (Class A)	1,325,744
29,640		Landstar System, Inc	1,867,024
107,729	*	UAL Corp	4,402,884
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

13,166		Union Pacific Corp			$2,507,201
241,549		United Parcel Service, Inc (Class B)			23,792,577
		TOTAL TRANSPORTATION			33,895,430

		TOTAL COMMON STOCKS			1,636,086,469
		(Cost $1,321,971,406)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.5%
$8,000,000		Federal Home Loan Bank (FHLB)	0.040%	05/21/14	7,999,822
		TOTAL GOVERNMENT AGENCY DEBT			7,999,822

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
11,680,052	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			11,680,052
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,680,052
		TOTAL SHORT-TERM INVESTMENTS			19,679,874
		(Cost $19,679,874)

		TOTAL INVESTMENTS - 99.5%			1,655,766,343
		(Cost $1,341,651,280)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			9,232,435
		NET ASSETS - 100.0%			$1,664,998,778

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,632,516.
6

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.6%
313,000		Ford Motor Co	$5,054,950
147,500		General Motors Co	5,085,800
166,800		Johnson Controls, Inc	7,529,352
40,690		Lear Corp	3,379,711
56,754	*	TRW Automotive Holdings Corp	4,560,184
		TOTAL AUTOMOBILES & COMPONENTS	25,609,997

BANKS - 10.6%
1,307,224		Bank of America Corp	19,791,371
33,000		Bank of Hawaii Corp	1,820,610
11,000		BankUnited	362,890
35,775		BB&T Corp	1,335,481
404,000		Citigroup, Inc	19,355,640
28,000		City National Corp	2,031,960
62,800		Comerica, Inc	3,029,472
133,389		East West Bancorp, Inc	4,603,254
248,000		Fifth Third Bancorp	5,111,280
67,276		First Republic Bank	3,414,930
308,398		Huntington Bancshares, Inc	2,824,926
757,540		JPMorgan Chase & Co	42,407,089
268,000		Keycorp	3,655,520
1,786	e	M&T Bank Corp	217,910
22,240		PNC Financial Services Group, Inc	1,869,049
17,500	*	Popular, Inc	540,750
233,900		Regions Financial Corp	2,371,746
33,880	*	Signature Bank	4,025,622
29,750		SunTrust Banks, Inc	1,138,235
36,899	*	SVB Financial Group	3,936,754
27,500		TCF Financial Corp	431,750
77,224		US Bancorp	3,149,195
919,000		Wells Fargo & Co	45,619,160
		TOTAL BANKS	173,044,594

CAPITAL GOODS - 8.7%
90,000	*	Aecom Technology Corp	2,917,800
16,800		AGCO Corp	935,760
52,400		Allegion plc	2,585,940
26,380		Alliant Techsystems, Inc	3,804,524
38,000	*	BE Aerospace, Inc	3,335,260
29,880		Carlisle Cos, Inc	2,457,630
4,724		Caterpillar, Inc	497,910
68,000		Chicago Bridge & Iron Co NV	5,444,760
4,750		Crane Co	345,467
43,380		Cummins, Inc	6,543,873

7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

35,753		Danaher Corp	$2,623,555
121,380		Eaton Corp	8,817,043
198,919		Exelis, Inc	3,687,958
10,800		Fluor Corp	817,560
27,774		General Dynamics Corp	3,039,864
1,202,424		General Electric Co	32,333,182
38,000		Huntington Ingalls	3,914,000
32,880		IDEX Corp	2,451,862
66,800		Ingersoll-Rand plc	3,994,640
55,554		ITT Corp	2,396,600
63,380	*	Jacobs Engineering Group, Inc	3,657,026
69,380	e	Joy Global, Inc	4,189,164
41,800		L-3 Communications Holdings, Inc	4,822,466
69,380		Northrop Grumman Corp	8,430,364
43,300		Oshkosh Truck Corp	2,403,583
57,750		Owens Corning, Inc	2,359,087
26,724		Paccar, Inc	1,709,801
15,000		Parker Hannifin Corp	1,903,200
55,000		Pentair Ltd	4,085,950
14,200	*	Quanta Services, Inc	500,976
37,224		Raytheon Co	3,554,148
8,600		Snap-On, Inc	997,600
19,000		Terex Corp	822,510
46,800		Textron, Inc	1,914,120
33,900		Trinity Industries, Inc	2,544,534
29,075	*	WABCO Holdings, Inc	3,111,316
68,800		Xylem, Inc	2,586,192
		TOTAL CAPITAL GOODS	142,537,225

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
12,775		Manpower, Inc	1,039,119
31,800		Nielsen Holdings NV	1,493,010
110,750	e	Pitney Bowes, Inc	2,968,100
90,800		Tyco International Ltd	3,713,720
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,213,949

CONSUMER DURABLES & APPAREL - 1.5%
48,000		DR Horton, Inc	1,069,440
60,000		Hanesbrands, Inc	4,925,400
33,380		Harman International Industries, Inc	3,658,782
83,390	*	Jarden Corp	4,765,738
123,800		Pulte Homes, Inc	2,276,682
38,000	*	Taylor Morrison Home Corp	805,980
98,000	*	Toll Brothers, Inc	3,355,520
22,300		Whirlpool Corp	3,420,374
		TOTAL CONSUMER DURABLES & APPAREL	24,277,916

CONSUMER SERVICES - 0.8%
16,380	*	Apollo Group, Inc (Class A)	472,727
46,800		Brinker International, Inc	2,299,752
7,500	*	Hyatt Hotels Corp	422,100
61,800	*	MGM Mirage	1,559,214
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,000	*	Norwegian Cruise Line Holdings Ltd	$65,540
70,680		Royal Caribbean Cruises Ltd	3,755,228
193,000		Sands China Ltd	1,416,960
38,530		Starwood Hotels & Resorts Worldwide, Inc	2,953,324
		TOTAL CONSUMER SERVICES	12,944,845

DIVERSIFIED FINANCIALS - 5.3%
43,380		Ameriprise Financial, Inc	4,842,509
2,449		BlackRock, Inc	737,149
34,200		Capital One Financial Corp	2,527,380
157,500		Charles Schwab Corp	4,181,625
121,000		Discover Financial Services	6,763,900
48,000	*	E*Trade Financial Corp	1,077,600
102,800		Goldman Sachs Group, Inc	16,429,496
27,500		Invesco Ltd	968,275
30,000		iShares Russell 1000 Value Index Fund	2,921,400
18,800		Legg Mason, Inc	881,532
23,900		McGraw-Hill Financial, Inc	1,766,927
197,500		Morgan Stanley	6,108,675
40,000		Northern Trust Corp	2,410,000
218,000	e	PowerShares QQQ Trust Series	19,051,020
27,750	e	SPDR Dow Jones Industrial Average ETF Trust	4,591,238
50,000	e	SPDR Trust Series 1	9,421,500
39,000		TD Ameritrade Holding Corp	1,244,100
		TOTAL DIVERSIFIED FINANCIALS	85,924,326

ENERGY - 14.0%
46,442		Anadarko Petroleum Corp	4,598,687
51,540	*	Antero Resources Corp	3,384,632
11,750		Apache Corp	1,019,900
90,900		Baker Hughes, Inc	6,353,910
275,742		Chevron Corp	34,611,136
34,123		Cimarex Energy Co	4,064,732
157,750		ConocoPhillips	11,722,402
73,900		Consol Energy, Inc	3,289,289
16,400		Devon Energy Corp	1,148,000
32,388		Energen Corp	2,523,349
37,500		EOG Resources, Inc	3,675,000
31,880		Equitable Resources, Inc	3,474,601
577,742		Exxon Mobil Corp	59,166,558
24,500	*	Gulfport Energy Corp	1,804,915
38,090		Helmerich & Payne, Inc	4,138,479
76,380		Hess Corp	6,810,041
130,000		Marathon Oil Corp	4,699,500
83,900		Marathon Petroleum Corp	7,798,505
42,500		Murphy Oil Corp	2,695,775
51,000		Nabors Industries Ltd	1,301,520
90,800		National Oilwell Varco, Inc	7,130,524
73,300		Noble Energy, Inc	5,261,474
133,300		Occidental Petroleum Corp	12,763,475
2,200		Oneok, Inc	139,084
116,880		Patterson-UTI Energy, Inc	3,802,106
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

126,380		Phillips 66	$10,517,344
21,175		Pioneer Natural Resources Co	4,092,492
27,000		Superior Energy Services	888,840
54,000		Tesoro Corp	3,039,660
81,000	*,e	Ultra Petroleum Corp	2,413,800
133,800	*	Valero Energy Corp	7,649,346
39,393	*	Whiting Petroleum Corp	2,904,052
		TOTAL ENERGY	228,883,128

FOOD & STAPLES RETAILING - 0.3%
72,242		CVS Corp	5,253,438
		TOTAL FOOD & STAPLES RETAILING	5,253,438

FOOD, BEVERAGE & TOBACCO - 2.0%
172,540		Archer Daniels Midland Co	7,545,174
25,000		Bunge Ltd	1,991,250
51,500		Coca-Cola Enterprises, Inc	2,340,160
31,500	*	Constellation Brands, Inc (Class A)	2,514,960
66,000	*,e	Diamond Foods, Inc	2,017,620
16,500		Molson Coors Brewing Co (Class B)	989,505
92,240		Mondelez International, Inc	3,288,356
24,000	*	Monster Beverage Corp	1,607,040
27,750		Reynolds American, Inc	1,565,932
155,540		Tyson Foods, Inc (Class A)	6,528,014
100,800	*	WhiteWave Foods Co (Class A)	2,791,152
		TOTAL FOOD, BEVERAGE & TOBACCO	33,179,163

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
457,500		Abbott Laboratories	17,723,550
89,890		Aetna, Inc	6,422,640
222,800	*	Boston Scientific Corp	2,809,508
78,800		Cardinal Health, Inc	5,477,388
73,880	*	CareFusion Corp	2,885,753
61,900	*	Catamaran Corp	2,336,725
45,000		Cigna Corp	3,601,800
100,890	*	Covidien plc	7,188,413
72,800	*	HCA Holdings, Inc	3,785,600
85,540	*	Health Net, Inc	2,936,588
13,800	*	Henry Schein, Inc	1,576,374
39,990		Humana, Inc	4,388,903
117,242		Medtronic, Inc	6,896,174
55,000		St. Jude Medical, Inc	3,490,850
62,742		UnitedHealth Group, Inc	4,708,160
5,000		Universal Health Services, Inc (Class B)	408,950
63,380		WellPoint, Inc	6,381,098
26,500		Zimmer Holdings, Inc	2,565,200
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	85,583,674

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
33,880		Church & Dwight Co, Inc	2,338,059
36,000	*	Colgate-Palmolive Co	2,422,800
10,500		Kimberly-Clark Corp	1,178,625

10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

287,724		Procter & Gamble Co	$23,751,616
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	29,691,100

INSURANCE - 6.5%
16,000		ACE Ltd	1,637,120
2,142		Allied World Assurance Co Holdings Ltd	230,672
118,180		Allstate Corp	6,730,351
36,780		American Financial Group, Inc	2,149,055
243,931		American International Group, Inc	12,960,054
29,900		Aon plc	2,537,912
48,000		Assurant, Inc	3,235,680
128,000		Assured Guaranty Ltd	3,060,480
83,800		Axis Capital Holdings Ltd	3,833,850
185,324	*	Berkshire Hathaway, Inc (Class B)	23,878,998
5,500		CNA Financial Corp	225,225
28,080		Everest Re Group Ltd	4,437,482
35,000		Fidelity National Title Group, Inc (Class A)	1,126,300
173,880	*	Genworth Financial, Inc (Class A)	3,103,758
30,993		Hanover Insurance Group, Inc	1,811,541
121,000		Hartford Financial Services Group, Inc	4,340,270
123,900		Lincoln National Corp	6,010,389
43,000		Old Republic International Corp	712,080
9,000		PartnerRe Ltd	948,600
59,904		Protective Life Corp	3,064,090
75,750		Prudential Financial, Inc	6,111,510
32,800		Reinsurance Group of America, Inc (Class A)	2,516,088
43,999		Torchmark Corp	3,506,720
90,189		UnumProvident Corp	2,996,079
96,000		Validus Holdings Ltd	3,558,720
48,800		XL Capital Ltd	1,529,880
		TOTAL INSURANCE	106,252,904

MATERIALS - 3.7%
43,380		Avery Dennison Corp	2,110,871
11,000		Cabot Corp	635,800
26,339		CF Industries Holdings, Inc	6,457,533
238,800		Cliffs Natural Resources, Inc	4,231,536
22,380		Cytec Industries, Inc	2,133,261
31,380		Domtar Corp	2,929,637
124,242		Dow Chemical Co	6,199,676
53,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,821,610
98,000		Huntsman Corp	2,454,900
60,380		LyondellBasell Industries AF S.C.A	5,585,150
17,500		Mosaic Co	875,700
52,750		Nucor Corp	2,729,812
33,000	*	Owens-Illinois, Inc	1,048,740
47,500		Packaging Corp of America	3,164,925
41,890		PolyOne Corp	1,569,618
17,750		PPG Industries, Inc	3,436,755
12,800		Reliance Steel & Aluminum Co	906,496
25,540		Rockwood Holdings, Inc	1,814,617
3,000		RPM International, Inc	127,980
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

36,363		Steel Dynamics, Inc	$664,352
86,390	e	United States Steel Corp	2,247,868
21,500		Vulcan Materials Co	1,387,395
408,880	e	Walter Energy, Inc	2,943,936
22,390		Westlake Chemical Corp	1,594,168
9,500	*	WR Grace & Co	874,950
		TOTAL MATERIALS	59,947,286

MEDIA - 2.4%
76,800		CBS Corp (Class B)	4,435,968
40,800	*	DISH Network Corp (Class A)	2,319,888
39,999		Gannett Co, Inc	1,086,773
9,800	*	Liberty Global plc	376,614
9,800	*	Liberty Global plc (Class A)	390,236
63,300	*	Starz-Liberty Capital	2,042,691
67,724		Time Warner, Inc	4,500,937
37,500		Viacom, Inc (Class B)	3,186,750
260,800		Walt Disney Co	20,691,872
		TOTAL MEDIA	39,031,729

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
15,540	*	Actavis plc	3,175,288
28,000	*,p	Alexion Pharmaceuticals, Inc	4,429,600
23,890	*,p	Biogen Idec, Inc	6,859,297
3,390	*	Bio-Rad Laboratories, Inc (Class A)	417,682
117,750		Bristol-Myers Squibb Co	5,898,098
11,000	*	Celgene Corp	1,617,110
33,800	*	Charles River Laboratories International, Inc	1,815,736
36,424		Eli Lilly & Co	2,152,658
51,000	*	Endo International plc	3,210,195
45,000	*	Forest Laboratories, Inc	4,135,950
86,880	*,p	Gilead Sciences, Inc	6,819,211
27,500	*	Hospira, Inc	1,259,500
307,724		Johnson & Johnson	31,169,364
10,380	*,e	Mallinckrodt plc	739,367
374,242		Merck & Co, Inc	21,915,612
41,839		Perrigo Co plc	6,060,798
1,223,880		Pfizer, Inc	38,282,966
91,800		Thermo Electron Corp	10,465,200
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	150,423,632

REAL ESTATE - 3.0%
12,000		Alexandria Real Estate Equities, Inc	885,840
26,000		Boston Properties, Inc	3,045,640
81,000		DDR Corp	1,390,770
93,000		Duke Realty Corp	1,629,360
4,000		Equity Lifestyle Properties, Inc	167,480
5,000		Equity Residential	297,200
19,800		Essex Property Trust, Inc	3,430,548
95,400		Extra Space Storage, Inc	4,992,282
11,880		Federal Realty Investment Trust	1,396,375
22,400		General Growth Properties, Inc	514,528
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

20,000		Healthcare Trust of America, Inc	$233,800
200,800		Host Marriott Corp	4,307,160
18,000	*	Howard Hughes Corp	2,569,680
17,338		Jones Lang LaSalle, Inc	2,009,301
39,900		Kilroy Realty Corp	2,376,843
35,000		Kimco Realty Corp	802,200
22,800		Liberty Property Trust	855,000
15,257		Public Storage, Inc	2,677,756
40,100		Simon Property Group, Inc	6,945,320
30,900		SL Green Realty Corp	3,235,539
193,000		Spirit Realty Capital, Inc	2,078,610
26,540		Ventas, Inc	1,753,763
17,500		Vornado Realty Trust	1,795,500
		TOTAL REAL ESTATE	49,390,495

RETAILING - 2.2%
218,000		Best Buy Co, Inc	5,652,740
33,900		Dillard’s, Inc (Class A)	3,319,827
34,500		Expedia, Inc	2,449,155
160,000	e	GameStop Corp (Class A)	6,348,800
1,750		Genuine Parts Co	152,460
37,500		Home Depot, Inc	2,981,625
78,000		Kohl’s Corp	4,273,620
75,400	*	Liberty Interactive Corp	2,191,124
42,800	*	Liberty Ventures	2,484,112
95,000		Macy’s, Inc	5,455,850
109,890		Staples, Inc	1,373,625
		TOTAL RETAILING	36,682,938

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
67,500		Applied Materials, Inc	1,286,550
81,380		Avago Technologies Ltd	5,167,630
474,200		Intel Corp	12,656,398
15,750		Kla-Tencor Corp	1,007,843
61,800	*	Lam Research Corp	3,560,298
208,800		Marvell Technology Group Ltd	3,311,568
293,800	*	Micron Technology, Inc	7,674,056
223,800		Nvidia Corp	4,133,586
166,000	*,e	Teradyne, Inc	2,933,220
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	41,731,149

SOFTWARE & SERVICES - 2.8%
123,800		Activision Blizzard, Inc	2,477,238
51,000	*	Adobe Systems, Inc	3,146,190
45,750	*	Akamai Technologies, Inc	2,427,952
22,081	*	Alliance Data Systems Corp	5,341,394
26,800		Amdocs Ltd	1,247,004
21,000		Booz Allen Hamilton Holding Co	488,040
63,899		Computer Sciences Corp	3,781,543
1,010		DST Systems, Inc	93,112
13,380	*	Electronic Arts, Inc	378,654
73,390		Fidelity National Information Services, Inc	3,921,228
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,800	*	First American Corp	$470,904
238,000	*,e	Millennial Media, Inc	1,520,820
60,000	*,e	VMware, Inc (Class A)	5,550,600
111,390	*	Workday, Inc	8,139,267
338,838		Xerox Corp	4,096,551
94,224	*	Yahoo!, Inc	3,387,353
		TOTAL SOFTWARE & SERVICES	46,467,850

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
25,353		Apple, Inc	14,960,552
60,000	*	Arrow Electronics, Inc	3,405,000
11,500		Avnet, Inc	495,995
413,800	*	Brocade Communications Systems, Inc	3,852,478
33,000		CDW Corp	930,270
547,750		Cisco Systems, Inc	12,658,502
117,750		Corning, Inc	2,462,153
41,390	*	EchoStar Corp (Class A)	1,860,894
47,540		Harris Corp	3,495,141
439,000		Hewlett-Packard Co	14,513,340
139,900	*	Ingram Micro, Inc (Class A)	3,771,704
76,800	*,e	InvenSense, Inc	1,653,504
66,000		Lexmark International, Inc (Class A)	2,838,000
32,240		NetApp, Inc	1,148,066
40,890		SanDisk Corp	3,474,423
45,500		Seagate Technology, Inc	2,392,390
183,880		Vishay Intertechnology, Inc	2,614,774
76,800		Western Digital Corp	6,768,384
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,295,570

TELECOMMUNICATION SERVICES - 1.7%
507,750		AT&T, Inc	18,126,675
44,200		CenturyTel, Inc	1,543,022
19,000	*	Level 3 Communications, Inc	817,570
18,000		Telephone & Data Systems, Inc	489,420
82,380	*	T-Mobile US, Inc	2,412,910
101,500		Verizon Communications, Inc	4,743,095
		TOTAL TELECOMMUNICATION SERVICES	28,132,692

TRANSPORTATION - 2.2%
13,800	*	American Airlines Group, Inc	483,966
163,800		Delta Air Lines, Inc	6,032,754
80,000		FedEx Corp	10,900,000
31,800		Kansas City Southern Industries, Inc	3,207,984
38,250		Norfolk Southern Corp	3,615,773
18,800		Ryder System, Inc	1,544,984
203,800		Southwest Airlines Co	4,925,846
25,000		Union Pacific Corp	4,760,750
		TOTAL TRANSPORTATION	35,472,057

UTILITIES - 5.6%
46,800		Alliant Energy Corp	2,736,864
98,000		Ameren Corp	4,048,380
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

115,890		American Electric Power Co, Inc	$6,236,041
63,390		American Water Works Co, Inc	2,886,147
49,380		Atmos Energy Corp	2,520,355
98,000		CMS Energy Corp	2,970,380
128,000		Dominion Resources, Inc	9,285,120
24,000		DTE Energy Co	1,875,360
109,900		Edison International	6,215,944
7,500		Entergy Corp	543,750
142,500		Exelon Corp	4,991,775
103,000		Great Plains Energy, Inc	2,763,490
13,300		Integrys Energy Group, Inc	815,024
31,420		MDU Resources Group, Inc	1,112,896
86,890		NextEra Energy, Inc	8,675,967
31,500		NiSource, Inc	1,144,080
86,380		Northeast Utilities	4,082,319
104,750		PPL Corp	3,492,365
73,000		Public Service Enterprise Group, Inc	2,990,810
54,000		SCANA Corp	2,898,720
63,880		Sempra Energy	6,299,207
54,000		UGI Corp	2,521,260
66,000		Westar Energy, Inc	2,368,080
73,190	e	Wisconsin Energy Corp	3,548,251
118,000		Xcel Energy, Inc	3,760,660
		TOTAL UTILITIES	90,783,245

		TOTAL COMMON STOCKS	1,623,754,902
		(Cost $1,212,099,289)

SHORT-TERM INVESTMENTS - 3.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.9%
63,327,184	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	63,327,184
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	63,327,184
		TOTAL SHORT-TERM INVESTMENTS	63,327,184
		(Cost $63,327,184)

		TOTAL INVESTMENTS - 103.1%	1,687,082,086
		(Cost $1,275,426,473)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%	(50,835,594)
		NET ASSETS - 100.0%	$1,636,246,492

Abbreviation(s):
ETF Exchange Traded Fund
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,340,095.
p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
15

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.4%
358,538		Delphi Automotive plc	$23,964,680
572,557		Johnson Controls, Inc	25,845,223
136,640		Magna International, Inc - Class A (NY)	13,389,354
		TOTAL AUTOMOBILES & COMPONENTS	63,199,257

BANKS - 5.9%
4,182,506	p	Bank of America Corp	63,323,141
182,283		BNP Paribas	13,697,558
610,499		Citigroup, Inc	29,249,007
330,746		East West Bancorp, Inc	11,414,045
324,559	*	Essent Group Ltd	6,117,937
746,575		JPMorgan Chase & Co	41,793,268
806,342		SunTrust Banks, Inc	30,850,645
1,178,142		Wells Fargo & Co	58,482,969
		TOTAL BANKS	254,928,570

CAPITAL GOODS - 8.9%
424,985		Eaton Corp	30,870,911
427,723		Emerson Electric Co	29,162,154
122,709	*	Esterline Technologies Corp	13,377,735
201,013		General Dynamics Corp	22,000,873
3,642,797		General Electric Co	97,954,811
593,508		Honeywell International, Inc	55,136,893
402,944		ITT Corp	17,383,004
251,625		L-3 Communications Holdings, Inc	29,029,976
159,304	*	Orbital Sciences Corp	4,683,538
167,530	*	Osram Licht AG.	8,795,210
332,092	*	Quanta Services, Inc	11,716,206
153,845		Rockwell Automation, Inc	18,335,247
176,087		Safran S.A.	11,851,033
172,566	*	Teledyne Technologies, Inc	16,024,479
182,214	*	Vestas Wind Systems AS	8,092,320
124,386	*	WABCO Holdings, Inc	13,310,546
		TOTAL CAPITAL GOODS	387,724,936

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
714,767	e	Pitney Bowes, Inc	19,155,756
251,490		Robert Half International, Inc	11,266,752
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	30,422,508

CONSUMER DURABLES & APPAREL - 2.7%
326,124		DR Horton, Inc	7,266,043
154,922		Harman International Industries, Inc	16,981,000
559,103		Hasbro, Inc	30,896,032
16

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

415,664	*	Jarden Corp	$23,755,198
107,026	*	Mohawk Industries, Inc	14,171,313
766,673		Newell Rubbermaid, Inc	23,084,524
80	e	Prada S.p.A	641
		TOTAL CONSUMER DURABLES & APPAREL	116,154,751

CONSUMER SERVICES - 1.3%
285,484		Accor S.A.	13,977,172
227,221	*	Chuy’s Holdings, Inc	8,168,595
53,132		Extended Stay America, Inc	1,144,995
161,525	p	Las Vegas Sands Corp	12,781,473
529,712	*	Orient-Express Hotels Ltd (Class A)	6,939,227
315,094		Six Flags Entertainment Corp	12,647,873
		TOTAL CONSUMER SERVICES	55,659,335

DIVERSIFIED FINANCIALS - 3.2%
405,700		American Express Co	35,470,351
241,003		Ameriprise Financial, Inc	26,903,165
542,859		Blackstone Group LP	16,030,626
948,670	*	ING Groep NV	13,561,100
96,214		Lazard Ltd (Class A)	4,526,869
133,206		Moody’s Corp	10,456,671
1,086,247		Morgan Stanley	33,597,619
		TOTAL DIVERSIFIED FINANCIALS	140,546,401

ENERGY - 8.4%
196,515		Anadarko Petroleum Corp	19,458,915
207,883		Apache Corp	18,044,244
307,377	*	Cheniere Energy, Inc	17,351,432
626,933		Chevron Corp	78,692,630
373,260		Consol Energy, Inc	16,613,803
457,510		EOG Resources, Inc	44,835,980
791,519		Halliburton Co	49,921,103
757,787		Marathon Oil Corp	27,394,000
221,166		Marathon Petroleum Corp	20,557,380
415,057	e	Peyto Energy Trust	15,302,635
354,100		Phillips 66	29,468,202
375,211		Spectra Energy Corp	14,899,629
1,298,664		Talisman Energy, Inc	13,415,199
		TOTAL ENERGY	365,955,152

FOOD & STAPLES RETAILING - 1.0%
430,661		Kroger Co	19,827,633
3,014,511	*	Rite Aid Corp	22,005,930
		TOTAL FOOD & STAPLES RETAILING	41,833,563

FOOD, BEVERAGE & TOBACCO - 4.7%
1,626,842		Britvic plc	19,924,804
195,869		Brown-Forman Corp (Class B)	17,573,367
408,767	*	Constellation Brands, Inc (Class A)	32,635,957
169,108	*	Hain Celestial Group, Inc	14,546,670
17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

284,146	p	Hershey Co	$27,346,211
153,295		Mead Johnson Nutrition Co	13,529,817
581,701		PepsiCo, Inc	49,962,299
315,462		SABMiller plc	17,177,210
469,532	*	WhiteWave Foods Co (Class A)	13,001,341
		TOTAL FOOD, BEVERAGE & TOBACCO	205,697,676

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
635,164	p	Aetna, Inc	45,382,468
352,029	*	Cerner Corp	18,059,088
209,159	*	Insulet Corp	7,870,653
274,243		Medtronic, Inc	16,130,973
437,847	*	Premier, Inc	13,135,410
495,096		St. Jude Medical, Inc	31,423,743
203,691		Universal Health Services, Inc (Class B)	16,659,887
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	148,662,222

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
258,041	e	Beiersdorf AG.	25,903,342
537,626	*	Colgate-Palmolive Co	36,182,230
180,460	p	Estee Lauder Cos (Class A)	13,095,982
73,470	e	L’Oreal S.A.	12,662,194
549,222	p	Procter & Gamble Co	45,338,276
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	133,182,024

INSURANCE - 3.5%
378,678		ACE Ltd	38,746,333
410,252		Allstate Corp	23,363,852
275,230		Fidelity National Title Group, Inc (Class A)	8,856,901
889,484		Hartford Financial Services Group, Inc	31,905,791
217,062		Marsh & McLennan Cos, Inc	10,703,327
606,820		Metlife, Inc	31,767,027
144,790		Stancorp Financial Group, Inc	8,846,669
		TOTAL INSURANCE	154,189,900

MATERIALS - 4.1%
221,442		Akzo Nobel NV	17,064,780
815,357		Alcoa, Inc	10,982,859
211,646		Carpenter Technology Corp	13,291,369
337,045	*	Crown Holdings, Inc	15,898,412
627,448		Dow Chemical Co	31,309,655
170,896		FMC Corp	13,158,992
678,433		Huntsman Corp	16,994,747
342,030		LyondellBasell Industries AF S.C.A	31,637,775
133,483		PPG Industries, Inc	25,844,978
		TOTAL MATERIALS	176,183,567

MEDIA - 4.4%
330,630		CBS Corp (Class B)	19,097,189
1,118,530		Comcast Corp (Class A)	57,895,113
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

321,663	*	DISH Network Corp (Class A)	$18,289,758
486,041	e	Lions Gate Entertainment Corp	12,894,668
110,653	*	Tribune Co	8,603,271
206,594		Viacom, Inc (Class B)	17,556,358
706,666		Walt Disney Co	56,066,880
		TOTAL MEDIA	190,403,237

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.6%
167,818	*	Actavis plc	34,290,252
152,634	*	Alexion Pharmaceuticals, Inc	24,146,699
288,991	*	Alkermes plc	13,368,724
143,465		Allergan, Inc	23,792,236
158,802	e	Bayer AG.	22,080,096
107,042	*	Biogen Idec, Inc	30,733,899
1,014,429	*	Biovitrum AB	11,155,093
442,116		Bristol-Myers Squibb Co	22,145,590
182,455	*	Celgene Corp	26,822,709
661,240	*	Gilead Sciences, Inc	51,900,728
91,241	*,e	Illumina, Inc	12,395,090
1,375,715	*,e	Inovio Biomedical Corp	3,260,444
168,290	*	Jazz Pharmaceuticals plc	22,702,321
1,136,239		Johnson & Johnson	115,089,648
159,725	*,e	Ligand Pharmaceuticals, Inc (Class B)	10,089,828
1,107,189		Merck & Co, Inc	64,836,988
359,468	*	Mylan Laboratories, Inc	18,253,785
154,144		Novartis AG.	13,400,123
140,123	*	Salix Pharmaceuticals Ltd	15,413,530
225,103		Shire Ltd	12,874,077
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	548,751,860

RETAILING - 5.8%
42,815	*,p	Amazon.com, Inc	13,021,326
33,071	*	AutoZone, Inc	17,656,276
566,549		Best Buy Co, Inc	14,690,615
161,643	*,e	Container Store Group, Inc	4,459,730
60,440		Expedia, Inc	4,290,636
688,402		Home Depot, Inc	54,734,843
492,787		Macy’s, Inc	28,300,757
40,629	*,p	NetFlix, Inc	13,084,163
27,709	*	Priceline.com, Inc	32,080,095
264,425	*	Restoration Hardware Holdings, Inc	16,497,476
118,992		Tiffany & Co	10,410,610
504,610		TJX Companies, Inc	29,358,210
316,485	*,e	Yoox S.p.A	11,364,890
		TOTAL RETAILING	249,949,627

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
252,803		Avago Technologies Ltd	16,052,990
438,042	*	NXP Semiconductors NV	26,116,064
424,074	*,e,p	SunPower Corp	14,172,553
410,356		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	8,248,156
517,515		Xilinx, Inc	24,421,533
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	89,011,296
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 8.3%
312,616		Activision Blizzard, Inc	$6,255,446
108,157	*,p	Alliance Data Systems Corp	26,163,178
113,020	*	Aspen Technology, Inc	4,858,730
339,549	*,p	Citrix Systems, Inc	20,138,651
1,305,415		Compuware Corp	13,524,100
641,768	*,p	Facebook, Inc	38,364,891
540,999	*	Fortinet, Inc	11,891,158
158,556	*,p	Google, Inc	83,505,103
6,000	*	Google, Inc (Class A)	3,209,280
2,422,393		Microsoft Corp	97,864,677
340,269	*,p	Salesforce.com, Inc	17,574,894
149,951	*	Splunk, Inc	8,182,826
328,400	*	Take-Two Interactive Software, Inc	6,692,792
113,361	*	Workday, Inc	8,283,288
290,856	*	Yahoo!, Inc	10,456,273
784,348	*	Zynga, Inc	3,176,610
		TOTAL SOFTWARE & SERVICES	360,141,897

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
3,882,275		Alcatel-Lucent (ADR)	15,140,872
243,664	p	Apple, Inc	143,783,690
534,712	*,e	Blackberry Ltd	4,095,894
521,932		Cisco Systems, Inc	12,061,849
287,556	*	F5 Networks, Inc	30,242,264
818,085		Hewlett-Packard Co	27,045,890
1,556,746	*	JDS Uniphase Corp	19,723,972
274,039		Qualcomm, Inc	21,569,610
96,489	*	Stratasys Ltd	9,346,889
69,566	*,e,p	Synaptics, Inc	4,323,527
175,340		TE Connectivity Ltd	10,341,553
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	297,676,010

TELECOMMUNICATION SERVICES - 1.8%
341,196	*	Level 3 Communications, Inc	14,681,664
699,684	*	T-Mobile US, Inc	20,493,744
921,532		Verizon Communications, Inc	43,063,191
		TOTAL TELECOMMUNICATION SERVICES	78,238,599

TRANSPORTATION - 2.8%
394,382	*	American Airlines Group, Inc	13,830,977
142,772		Canadian Pacific Railway Ltd	22,268,149
1,120,819		Delta Air Lines, Inc	41,279,764
309,724	*	Hertz Global Holdings, Inc	8,817,842
178,396	p	Kansas City Southern Industries, Inc	17,996,588
82,583	*	Old Dominion Freight Line	5,007,007
129,578		Ryder System, Inc	10,648,720
		TOTAL TRANSPORTATION	119,849,047
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

UTILITIES - 2.2%
329,116		American Water Works Co, Inc	$14,984,651
450,370	*	Calpine Corp	10,326,984
394,837		Exelon Corp	13,831,140
290,667		NextEra Energy, Inc	29,023,100
294,571	e	NRG Yield, Inc	12,619,422
154,873		Sempra Energy	15,272,027
		TOTAL UTILITIES	96,057,324

		TOTAL COMMON STOCKS	4,304,418,759
		(Cost $3,387,274,206)

PURCHASED OPTIONS – 0.0%

BANKS – 0.0%
		Bank of America Corp	19,040
		TOTAL BANKS	19,040

FOOD, BEVERAGE & TOBACCO – 0.0%
		Hershey Co	28,105
		TOTAL FOOD, BEVERAGE & TOBACCO	28,105

HEALTH CARE EQUIPMENT & SERVICES – 0.0%
		Aetna, Inc.	13,750
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13,750

HOUSEHOLD & PERSONAL PRODUCTS – 0.0%
		Estee Lauder Cosmetics Inc.	6,750
		Procter & Gamble Co	550
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,300

RETAILING – 0.0%
		Amazon.com, Inc.	630
		TOTAL RETAILING	630

SOFTWARE & SERVICES – 0.0%
		Salesforce.com, Inc.	5,590
		TOTAL SOFTWARE & SERVICES	5,590

TRANSPORTATION – 0.0%
		Kansas City Southern, Inc	8,938
		TOTAL TRANSPORTATION	8,938

		TOTAL PURCHASED OPTIONS	83,353
		(Cost $257,742)
21

TIAA-CREF FUNDS - Growth & Income Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0.2%
$6,150,000	Federal Home Loan Bank (FHLB)	0.040%	05/14/14	$6,149,911
	TOTAL GOVERNMENT AGENCY DEBT			6,149,911

TREASURY DEBT - 0.0%
1,400,000	United States Treasury Bill	0.030	05/08/14	1,399,992
	TOTAL TREASURY DEBT			1,399,992

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
98,436,026	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	98,436,026
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	98,436,026
		TOTAL SHORT-TERM INVESTMENTS	105,985,929
		(Cost $105,985,929)

		TOTAL INVESTMENTS - 101.6%	4,410,488,041
		(Cost $3,493,517,877)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(68,689,385)
		NET ASSETS - 100.0%	$4,341,798,656

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $96,131,362.
p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
22

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

CAPITAL GOODS - 4.7%
173,501		3M Co	$24,132,254
54,626		Cummins, Inc	8,240,332
153,906		Precision Castparts Corp	38,952,070
169,376		Roper Industries, Inc	23,534,795
101,112		W.W. Grainger, Inc	25,722,893
		TOTAL CAPITAL GOODS	120,582,344

COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
1,148,909		Nielsen Holdings NV	53,941,278
422,717	*	Verisk Analytics, Inc	25,401,064
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	79,342,342

CONSUMER DURABLES & APPAREL - 4.7%
192,606		Hasbro, Inc	10,643,408
386,569		Luxottica Group S.p.A.	22,172,246
159,634		LVMH Moet Hennessy Louis Vuitton S.A.	31,446,977
220,929	*	Michael Kors Holdings Ltd	20,148,725
505,034		Nike, Inc (Class B)	36,842,230
		TOTAL CONSUMER DURABLES & APPAREL	121,253,586

CONSUMER SERVICES - 3.7%
616,423		Las Vegas Sands Corp	48,777,552
65,642		Royal Caribbean Cruises Ltd	3,487,559
582,382		Starbucks Corp	41,127,817
		TOTAL CONSUMER SERVICES	93,392,928

DIVERSIFIED FINANCIALS - 5.8%
91,852	*	Affiliated Managers Group, Inc	18,205,066
229,112		Ameriprise Financial, Inc	25,575,773
450,502		Blackstone Group LP	13,303,324
92,637		CBOE Holdings, Inc	4,943,110
114,634		CME Group, Inc	8,069,087
164,421		IntercontinentalExchange Group, Inc	33,614,229
161,394		McGraw-Hill Financial, Inc	11,931,859
428,429		Moody’s Corp	33,631,677
		TOTAL DIVERSIFIED FINANCIALS	149,274,125

ENERGY - 2.5%
415,392		EOG Resources, Inc	40,708,416
364,620		Halliburton Co	22,996,583
		TOTAL ENERGY	63,704,999
23

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 0.4%
175,021	*	Monster Beverage Corp	$11,719,406
		TOTAL FOOD, BEVERAGE & TOBACCO	11,719,406

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
244,715	*	Cerner Corp	12,553,879
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	12,553,879

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
556,956		Estee Lauder Cos (Class A)	40,418,297
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	40,418,297

MATERIALS - 4.6%
393,433		LyondellBasell Industries AF S.C.A	36,392,553
496,726		Monsanto Co	54,987,568
126,660		Sherwin-Williams Co	25,311,734
		TOTAL MATERIALS	116,691,855

MEDIA - 4.6%
129,366		CBS Corp (Class B)	7,472,180
721,592		Comcast Corp (Class A)	37,349,602
242,040	*	Discovery Communications, Inc (Class A)	18,370,836
163,274	*	Tribune Co	12,694,554
534,609		Walt Disney Co	42,415,878
		TOTAL MEDIA	118,303,050

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 18.1%
75,958	*	Alexion Pharmaceuticals, Inc	12,016,556
384,407	*	Alkermes plc	17,782,668
321,512		Allergan, Inc	53,319,550
278,113	e	Bayer AG.	38,669,297
154,422	*	Biogen Idec, Inc	44,337,645
866,914		Bristol-Myers Squibb Co	43,423,722
351,728	*	Celgene Corp	51,707,533
419,140		Eli Lilly & Co	24,771,174
1,073,709	*	Gilead Sciences, Inc	84,275,419
523,026		Novo Nordisk AS	23,738,049
292,513	*	NPS Pharmaceuticals, Inc	7,786,696
382,279		Perrigo Co plc	55,376,936
41,581	*	Salix Pharmaceuticals Ltd	4,573,910
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	461,779,155

REAL ESTATE - 0.9%
287,292	*	CBRE Group, Inc	7,653,459
339,857	*	Realogy Holdings Corp	14,290,987
		TOTAL REAL ESTATE	21,944,446

RETAILING - 5.2%
169,481	*	Amazon.com, Inc	51,544,257
64,222	*	Carmax, Inc	2,811,639
365,945		Expedia, Inc	25,978,436
422,546		Home Depot, Inc	33,596,632
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

438,838	*	Liberty Interactive Corp	$12,752,632
5,361	*	Priceline.com, Inc	6,206,698
		TOTAL RETAILING	132,890,294

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
519,963		ARM Holdings plc (ADR)	23,668,716
65,970	*	First Solar, Inc	4,452,315
185,735	*	NXP Semiconductors NV	11,073,521
671,165		Xilinx, Inc	31,672,276
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	70,866,828

SOFTWARE & SERVICES - 23.7%
959,526	*	Adobe Systems, Inc	59,193,159
257,500	*	Autodesk, Inc	12,365,150
582,173	*	eBay, Inc	30,174,027
1,104,682	*	Facebook, Inc	66,037,890
101,729	*	Google, Inc	53,576,595
101,729	*	Google, Inc (Class A)	54,412,807
1,046,712		Intuit, Inc	79,288,434
1,005,575		Mastercard, Inc (Class A)	73,960,041
301,268	*,e	Nuance Communications, Inc	4,847,402
931,281	*	Red Hat, Inc	45,306,821
572,403	*	Salesforce.com, Inc	29,564,615
236,980		Visa, Inc (Class A)	48,014,518
345,179	*	VMware, Inc (Class A)	31,932,509
31,569	*	Workday, Inc	2,306,747
373,006	*	Yahoo!, Inc	13,409,566
		TOTAL SOFTWARE & SERVICES	604,390,281

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
1,914,886		Alcatel-Lucent (ADR)	7,468,056
172,371		Apple, Inc	101,714,403
122,377	*	F5 Networks, Inc	12,870,389
425,763		Qualcomm, Inc	33,511,806
72,323	*	Stratasys Ltd	7,005,929
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	162,570,583

TELECOMMUNICATION SERVICES - 1.6%
482,200		Softbank Corp	35,913,288
168,810	*	T-Mobile US, Inc	4,944,445
		TOTAL TELECOMMUNICATION SERVICES	40,857,733

TRANSPORTATION - 2.6%
765,172		Delta Air Lines, Inc	28,181,285
275,607	*	Hertz Global Holdings, Inc	7,846,531
256,255		Kansas City Southern Industries, Inc	25,851,004
26,115		Union Pacific Corp	4,973,080
		TOTAL TRANSPORTATION	66,851,900

		TOTAL COMMON STOCKS	2,489,388,031
		(Cost $1,921,343,564)
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0.6%
$14,200,000		Federal Home Loan Bank (FHLB)	0.045%	07/02/14	$14,199,020
		TOTAL GOVERNMENT AGENCY DEBT			14,199,020

TREASURY DEBT - 1.3%
8,000,000		United States Treasury Bill	0.045	05/08/14	7,999,930
15,000,000		United States Treasury Bill	0.045	05/22/14	14,999,606
11,000,000		United States Treasury Bill	0.074	02/05/15	10,994,016
		TOTAL TREASURY DEBT			33,993,552

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
5,294,592	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			5,294,592
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,294,592
		TOTAL SHORT-TERM INVESTMENTS			53,487,164
		(Cost $53,486,697)

		TOTAL INVESTMENTS - 99.6%			2,542,875,195
		(Cost $1,974,830,261)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			8,941,538
		NET ASSETS - 100.0%			$2,551,816,733

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,150,676.
26

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

 SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.4%
542,585	*	American Axle & Manufacturing Holdings, Inc	$9,576,625
300,672		General Motors Co	10,367,171
		TOTAL AUTOMOBILES & COMPONENTS	19,943,796

BANKS - 10.2%
3,573,028	*	Banco Espirito Santo S.A.	6,333,310
6,133,137		Bank of America Corp	92,855,694
1,605,582		Citigroup, Inc	76,923,434
259,282	*	Essent Group Ltd	4,887,466
1,556,985		Huntington Bancshares, Inc	14,261,983
109,269		Investors Bancorp, Inc	2,920,760
1,200,489		JPMorgan Chase & Co	67,203,374
3,088,564		Keycorp	42,128,013
3,277,850		Regions Financial Corp	33,237,399
1,968,135		TCF Financial Corp	30,899,719
2,846,539		Wells Fargo & Co	141,302,196
		TOTAL BANKS	512,953,348

CAPITAL GOODS - 7.8%
498,066		Allegion plc	24,579,557
154,741		General Dynamics Corp	16,936,403
7,052,876		General Electric Co	189,651,835
190,735		Illinois Tool Works, Inc	16,256,344
729,452	e	Joy Global, Inc	44,044,312
86,686		L-3 Communications Holdings, Inc	10,000,964
511,241	*,e	Navistar International Corp	19,391,371
340,286		SPX Corp	34,654,726
562,210		Textron, Inc	22,994,389
365,570	*	USG Corp	10,915,920
		TOTAL CAPITAL GOODS	389,425,821

CONSUMER DURABLES & APPAREL - 2.6%
152,489	*,e	Deckers Outdoor Corp	12,039,006
596,249		Hasbro, Inc	32,948,720
738,265	*	Jarden Corp	42,191,845
2,220,964		Pulte Homes, Inc	40,843,528
		TOTAL CONSUMER DURABLES & APPAREL	128,023,099

CONSUMER SERVICES - 2.9%
436,246	*	Apollo Group, Inc (Class A)	12,590,060
528,380		ARAMARK Holdings Corp	14,895,032
849,884		Burger King Worldwide, Inc	22,207,469
651,699		Darden Restaurants, Inc	32,395,957
2,542,114		Echo Entertainment Group Ltd	6,686,238
27

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,239,550		Extended Stay America, Inc	$26,712,302
410,240		Interval Leisure Group, Inc	10,571,885
179,731		Las Vegas Sands Corp	14,222,114
184,190		Six Flags Entertainment Corp	7,393,387
		TOTAL CONSUMER SERVICES	147,674,444

DIVERSIFIED FINANCIALS - 3.8%
110,696	*,e	Ally Financial, Inc	2,673,308
324,978		Apollo Management LP	8,816,653
123,146		Capital One Financial Corp	9,100,489
160,702		Goldman Sachs Group, Inc	25,683,394
1,180,669	*	ING Groep NV (ADR)	16,883,567
858,139		Legg Mason, Inc	40,238,138
1,028,157		Morgan Stanley	31,800,896
884,831		State Street Corp	57,124,689
		TOTAL DIVERSIFIED FINANCIALS	192,321,134

ENERGY - 15.6%
253,994		Anadarko Petroleum Corp	25,150,486
336,404	*	Antero Resources Corp	22,091,651
233,901		Apache Corp	20,302,607
1,042,319		Cameco Corp	22,190,972
508,216		Chesapeake Energy Corp	14,611,210
674,590		Chevron Corp	84,674,537
511,262	*	Cobalt International Energy, Inc	9,202,716
617,563		ConocoPhillips	45,891,107
268,225	*	Dresser-Rand Group, Inc	16,211,519
1,468,924	*,e	EP Energy Corp	28,541,193
2,218,144	e	EXCO Resources, Inc	14,085,214
1,226,789		Exxon Mobil Corp	125,635,462
1,616,082	*	Kodiak Oil & Gas Corp	20,540,402
1,067,629		Marathon Oil Corp	38,594,788
806,399	*	Matador Resources Co	23,159,779
1,258,379		Nabors Industries Ltd	32,113,832
257,164		Occidental Petroleum Corp	24,623,453
161,476	*	PDC Energy, Inc	10,281,177
299,533		Phillips 66	24,927,136
381,007	*	Southwestern Energy Co	18,242,615
697,605		Spectra Energy Corp	27,701,895
471,864		Superior Energy Services	15,533,763
5,513,215		Talisman Energy, Inc	56,951,511
1,448,723	*	Weatherford International Ltd	30,423,183
677,579		Williams Cos, Inc	28,573,506
		TOTAL ENERGY	780,255,714

FOOD & STAPLES RETAILING - 1.6%
762,720		CVS Corp	55,464,999
355,700		Walgreen Co	24,152,030
		TOTAL FOOD & STAPLES RETAILING	79,617,029

FOOD, BEVERAGE & TOBACCO - 1.4%
334,657		Archer Daniels Midland Co	14,634,551
28

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

773,289		Mondelez International, Inc	$27,567,753
566,644		SABMiller plc	30,854,312
		TOTAL FOOD, BEVERAGE & TOBACCO	73,056,616

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
500,753		Abbott Laboratories	19,399,171
995,977	*	Boston Scientific Corp	12,559,270
526,605	*	Covidien plc	37,520,606
345,962	*	Express Scripts Holding Co	23,034,150
1,293,206	*	Hologic, Inc	27,137,928
609,400	*	Olympus Corp	18,613,803
880,875		UnitedHealth Group, Inc	66,100,860
157,108	*	WellCare Health Plans, Inc	10,600,077
104,350		WellPoint, Inc	10,505,958
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	225,471,823

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
1,883,810		Avon Products, Inc	28,784,617
164,756	e	Beiersdorf AG.	16,538,965
54,209	e	L’Oreal S.A.	9,342,655
1,265,126		Procter & Gamble Co	104,436,151
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	159,102,388

INSURANCE - 7.0%
429,743		ACE Ltd	43,971,304
627,975		Allstate Corp	35,763,176
792,742		American International Group, Inc	42,118,382
459,655	*	Berkshire Hathaway, Inc (Class B)	59,226,547
1,013,951		Hartford Financial Services Group, Inc	36,370,422
395,653	*	Hilltop Holdings, Inc	8,838,888
471,525		Marsh & McLennan Cos, Inc	23,250,898
664,733		Metlife, Inc	34,798,773
483,614		Principal Financial Group	22,652,480
193,181		Prudential Financial, Inc	15,585,843
285,944		Travelers Cos, Inc	25,900,807
		TOTAL INSURANCE	348,477,520

MATERIALS - 3.4%
140,183		Akzo Nobel NV	10,802,793
473,190		Axiall Corp	22,050,654
1,837,311	*,e	Cemex SAB de C.V. (ADR)	23,223,612
771,746		Cliffs Natural Resources, Inc	13,675,339
742,135	*	Constellium NV	22,649,960
791,739	*	Louisiana-Pacific Corp	12,976,602
171,889		LyondellBasell Industries AF S.C.A	15,899,732
382,453		Newmont Mining Corp	9,496,308
347,046		PolyOne Corp	13,003,814
456,184		Southern Copper Corp (NY)	13,749,386
87,743	e	Wacker Chemie AG.	10,314,235
		TOTAL MATERIALS	167,842,435
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 1.1%
2,728,439	*,e	Mediaset S.p.A.	$15,099,641
282,417		Time Warner, Inc	18,769,434
300,883	*	Tribune Co	23,393,653
		TOTAL MEDIA	57,262,728

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
233,689		Agilent Technologies, Inc	12,628,554
97,261	e	Bayer AG.	13,523,332
1,388,951	*	Biovitrum AB	15,273,497
257,403		Bristol-Myers Squibb Co	12,893,316
320,566	*	Endo International plc	20,178,027
5,271	*,e	Foundation Medicine, Inc	153,702
1,419,008		Johnson & Johnson	143,731,320
1,575,289		Merck & Co, Inc	92,248,924
272,147		Novartis AG. (ADR)	23,660,460
2,214,756		Pfizer, Inc	69,277,568
130,793	e	Questcor Pharmaceuticals, Inc	10,748,569
724,409		Zoetis Inc	21,920,616
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	436,237,885

REAL ESTATE - 3.4%
489,528	*	Forest City Enterprises, Inc (Class A)	9,256,975
257,364		Liberty Property Trust	9,651,150
569,744		Mack-Cali Realty Corp	11,605,685
171,835		Potlatch Corp	6,569,252
494,002	*	Realogy Holdings Corp	20,772,784
161,323		Simon Property Group, Inc	27,941,144
199,782		SL Green Realty Corp	20,919,173
954,526		Starwood Property Trust, Inc	22,956,350
398,501		Vornado Realty Trust	40,886,203
		TOTAL REAL ESTATE	170,558,716

RETAILING - 1.2%
108,343		American Eagle Outfitters, Inc	1,252,445
513,538		Best Buy Co, Inc	13,316,040
189,108		Expedia, Inc	13,424,777
1,353,339	*	Groupon, Inc	9,459,840
11,589,948	e	Hengdeli Holdings Ltd	2,229,348
3,776,965	*	Intime Retail Group Co Ltd	3,709,226
628,423	*,e	JC Penney Co, Inc	5,354,164
98,900	*,e	Lifestyle Properties Development Ltd	14,734
1,086,295		Staples, Inc	13,578,687
		TOTAL RETAILING	62,339,261

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
375,165		Broadcom Corp (Class A)	11,558,834
476,335	*	First Solar, Inc	32,147,849
547,231	*,e	Freescale Semiconductor Holdings Ltd	12,022,665
729,422		Intel Corp	19,468,273
710,017	*	International Rectifier Corp	18,488,843
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,988,182	*	ON Semiconductor Corp	$28,118,792
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	121,805,256

SOFTWARE & SERVICES - 3.3%
363,007	*	Autodesk, Inc	17,431,596
114,788		DST Systems, Inc	10,582,306
413,065	*	eBay, Inc	21,409,159
664,347	*	Fortinet, Inc	14,602,347
133,157	*,e	King Digital Entertainment plc	2,283,643
877,273		Microsoft Corp	35,441,829
296,309	*	Rackspace Hosting, Inc	8,598,887
242,999	*,e	VistaPrint Ltd	9,591,171
805,216	*	Yahoo!, Inc	28,947,515
4,079,358	*	Zynga, Inc	16,521,400
		TOTAL SOFTWARE & SERVICES	165,409,853

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
78,752		Apple, Inc	46,470,768
338,148	*,e	Ciena Corp	6,685,186
2,150,915		Cisco Systems, Inc	49,707,646
453,520		Corning, Inc	9,483,103
1,135,684		EMC Corp	29,300,647
1,619,411		Hewlett-Packard Co	53,537,728
1,074,342	*	JDS Uniphase Corp	13,611,913
312,167	*	Juniper Networks, Inc	7,707,403
4,571,167	*	Nokia Corp	34,283,752
219,842		Seagate Technology, Inc	11,559,293
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	262,347,439

TELECOMMUNICATION SERVICES - 3.6%
2,722,052		AT&T, Inc	97,177,256
4,665,203	e	Frontier Communications Corp	27,757,958
659,014	*	Level 3 Communications, Inc	28,357,373
558,744		Telephone & Data Systems, Inc	15,192,249
2,669,413		Vodafone Group plc	10,134,712
		TOTAL TELECOMMUNICATION SERVICES	178,619,548

TRANSPORTATION - 2.4%
719,919	*	American Airlines Group, Inc	25,247,559
726,667	*,b,m	AMR Corp (Escrow)	7,267
664,850		Con-Way, Inc	28,242,828
160,824		FedEx Corp	21,912,270
1,000,120	*	Hertz Global Holdings, Inc	28,473,416
298,933	*	UAL Corp	12,217,392
355,837		UTI Worldwide, Inc	3,483,644
		TOTAL TRANSPORTATION	119,584,376

UTILITIES - 4.2%
894,050	*	Calpine Corp	20,500,567
1,055,999		Centerpoint Energy, Inc	26,146,535
309,939		Duke Energy Corp	23,087,356
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

234,492		Edison International			$13,262,868
924,925		Exelon Corp			32,400,123
210,081		FirstEnergy Corp			7,090,234
387,730		NextEra Energy, Inc			38,714,840
730,474		NRG Energy, Inc			23,901,109
250,006		PG&E Corp			11,395,273
126,000		Sempra Energy			12,424,860
		TOTAL UTILITIES			208,923,765

		TOTAL COMMON STOCKS			5,007,253,994
		(Cost $4,072,999,490)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.4%
GOVERNMENT AGENCY DEBT - 0.3%
$13,000,000		Federal Home Loan Bank (FHLB)	0.040%	05/23/14	12,999,682
		TOTAL GOVERNMENT AGENCY DEBT			12,999,682

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.1%
205,728,168	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			205,728,168
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			205,728,168

		TOTAL SHORT-TERM INVESTMENTS			218,727,850
		(Cost $218,727,850)

		TOTAL INVESTMENTS - 104.3%			5,225,981,844
		(Cost $4,291,727,340)
		OTHER ASSETS & LIABILITIES, NET - (4.3)%			(214,766,292)
		NET ASSETS - 100.0%			$5,011,215,552

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $198,009,628.
m	Indicates a security that has been deemed illiquid.
32

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.9%
350,765		Delphi Automotive plc	$23,445,132
55,520	*,e	Tesla Motors, Inc	11,542,053
		TOTAL AUTOMOBILES & COMPONENTS	34,987,185

BANKS - 0.7%
105,523	*	Signature Bank	12,538,243
		TOTAL BANKS	12,538,243

CAPITAL GOODS - 12.6%
465,532		Ametek, Inc	24,542,847
227,376		Chicago Bridge & Iron Co NV	18,205,996
247,473		Crane Co	17,998,711
236,311		Flowserve Corp	17,262,519
437,116		Fortune Brands Home & Security, Inc	17,419,073
363,863	*	Hexcel Corp	15,169,448
318,064		Ingersoll-Rand plc	19,020,227
981,464		Masco Corp	19,717,612
46,354	*	Middleby Corp	11,703,458
94,832		Parker Hannifin Corp	12,032,284
183,977	*,e	Proto Labs, Inc	11,137,968
165,134		Rockwell Automation, Inc	19,680,670
67,140		Roper Industries, Inc	9,329,103
114,862		TransDigm Group, Inc	20,430,504
		TOTAL CAPITAL GOODS	233,650,420

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
83,216	*	Stericycle, Inc	9,689,671
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,689,671

CONSUMER DURABLES & APPAREL - 6.8%
666,108		DR Horton, Inc	14,840,886
347,648		Hasbro, Inc	19,211,029
325,629	*	Jarden Corp	18,609,697
170,000	*	Kate Spade & Co	5,910,900
254,757	*	Michael Kors Holdings Ltd	23,233,838
124,973		Phillips-Van Heusen Corp	15,692,860
100,232		Polaris Industries, Inc	13,464,165
248,736		VF Corp	15,195,282
		TOTAL CONSUMER DURABLES & APPAREL	126,158,657

CONSUMER SERVICES - 3.4%
22,961	*	Chipotle Mexican Grill, Inc (Class A)	11,446,059
267,645	*	Chuy’s Holdings, Inc	9,621,838
33

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

456,535	*	Del Frisco’s Restaurant Group, Inc	$11,874,475
282,603		Sotheby’s (Class A)	11,886,282
207,701		Starwood Hotels & Resorts Worldwide, Inc	15,920,281
125,000	*,e	Zoe’s Kitchen, Inc	3,336,250
		TOTAL CONSUMER SERVICES	64,085,185

DIVERSIFIED FINANCIALS - 8.7%
122,530	*	Affiliated Managers Group, Inc	24,285,446
340,258		CBOE Holdings, Inc	18,156,167
98,065		IntercontinentalExchange Group, Inc	20,048,409
434,051	e	iShares Russell Midcap Growth Index Fund	36,685,991
419,046		Lazard Ltd (Class A)	19,716,114
285,675		McGraw-Hill Financial, Inc	21,119,953
275,907		Moody’s Corp	21,658,699
		TOTAL DIVERSIFIED FINANCIALS	161,670,779

ENERGY - 5.0%
186,354	*	Cheniere Energy, Inc	10,519,683
160,827	*	Concho Resources, Inc	20,979,882
120,000		Noble Energy, Inc	8,613,600
65,887		Pioneer Natural Resources Co	12,733,981
282,115	p	Range Resources Corp	25,517,302
285,000	*	Southwestern Energy Co	13,645,800
		TOTAL ENERGY	92,010,248

FOOD & STAPLES RETAILING - 0.8%
337,111		Kroger Co	15,520,590
		TOTAL FOOD & STAPLES RETAILING	15,520,590

FOOD, BEVERAGE & TOBACCO - 5.4%
265,756	*	Constellation Brands, Inc (Class A)	21,217,959
193,109	*	Hain Celestial Group, Inc	16,611,236
251,492		Hershey Co	24,203,590
101,057		Keurig Green Mountain, Inc	9,467,020
244,304		Lorillard, Inc	14,516,544
219,679	*	Monster Beverage Corp	14,709,706
		TOTAL FOOD, BEVERAGE & TOBACCO	100,726,055

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
336,976	*	Acadia Healthcare Co, Inc	14,159,732
192,123	*,e	Air Methods Corp	10,695,487
445,799	*	Cerner Corp	22,869,489
351,483	*	Insulet Corp	13,226,305
277,412	*	Pediatrix Medical Group, Inc	16,436,661
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	77,387,674

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
259,626		Church & Dwight Co, Inc	17,916,790
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,916,790
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.3%
244,294		Aptargroup, Inc	$16,470,302
641,919	*	Berry Plastics Group, Inc	14,436,758
45,126		CF Industries Holdings, Inc	11,063,541
118,000		Methanex Corp (New)	7,316,000
215,905		Westlake Chemical Corp	15,372,436
158,307	*	WR Grace & Co	14,580,075
		TOTAL MATERIALS	79,239,112

MEDIA - 1.1%
218,353	*	AMC Networks, Inc	14,339,241
367,740	*	Eros International plc	5,883,840
		TOTAL MEDIA	20,223,081

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
160,768	*	Actavis plc	32,849,725
266,405		Agilent Technologies, Inc	14,396,526
122,053	*	Alexion Pharmaceuticals, Inc	19,308,785
383,374	*	Alkermes plc	17,734,881
27,781	*	Covance, Inc	2,452,507
143,791	*	Endo International plc	9,050,924
67,095	*,e	Illumina, Inc	9,114,856
2,307,998	*,e	Inovio Biomedical Corp	5,469,955
347,051	*	Mylan Laboratories, Inc	17,623,250
347,574	*	NPS Pharmaceuticals, Inc	9,252,420
101,141		Perrigo Co plc	14,651,285
108,195	*	Salix Pharmaceuticals Ltd	11,901,450
162,734	*	Vertex Pharmaceuticals, Inc	11,017,092
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	174,823,656

RETAILING - 9.3%
45,716	*	AutoZone, Inc	24,407,315
1,173,577	*,e	Groupon, Inc	8,203,303
285,588	*	HomeAway, Inc	9,315,881
791,474	*	LKQ Corp	23,047,723
360,856		Macy’s, Inc	20,723,960
41,461	*	NetFlix, Inc	13,352,100
169,715	*	O’Reilly Automotive, Inc	25,251,895
316,009		Ross Stores, Inc	21,513,893
285,932		Tractor Supply Co	19,226,067
84,136	*	Ulta Salon Cosmetics & Fragrance, Inc	7,379,569
		TOTAL RETAILING	172,421,706

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
270,002		Altera Corp	8,780,465
325,761		Avago Technologies Ltd	20,685,823
175,081	*	Cavium Networks, Inc	7,418,182
283,448		ChipMOS TECHNOLOGIES Bermuda Ltd	5,963,746
245,000	*	Micron Technology, Inc	6,399,400
264,548	*	NXP Semiconductors NV	15,772,352
484,136		Xilinx, Inc	22,846,378
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	87,866,346
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 11.2%
73,559	*	Alliance Data Systems Corp	$17,793,922
253,206	*	Aspen Technology, Inc	10,885,326
236,158	*	Autodesk, Inc	11,340,307
200,707	*	Commvault Systems, Inc	9,714,219
288,994	*	DealerTrack Holdings, Inc	13,204,136
128,857	*	FleetCor Technologies, Inc	14,706,449
575,579	*	Fortinet, Inc	12,651,226
366,681	*	Guidewire Software, Inc	13,845,875
194,449		Intuit, Inc	14,729,512
465,000	*	Pandora Media, Inc	10,890,300
628,189	*	QLIK Technologies, Inc	13,807,594
242,553	*	Red Hat, Inc	11,800,203
180,237	*	ServiceNow, Inc	8,961,384
169,759	*	Splunk, Inc	9,263,749
72,017	*	Tableau Software, Inc	3,980,380
542,224	*	Vantiv, Inc	16,673,388
100,498	*	Workday, Inc	7,343,389
126,798	*,p	Yelp, Inc	7,394,859
		TOTAL SOFTWARE & SERVICES	208,986,218

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
2,496,416		Alcatel-Lucent (ADR)	9,736,022
637,307	*,e	Ciena Corp	12,599,559
127,943	*	Electronics for Imaging, Inc	4,834,966
183,223	*	F5 Networks, Inc	19,269,563
458,060	*,e	Finisar Corp	11,978,269
232,987	*,e	IPG Photonics Corp	15,057,950
1,016,713	*	JDS Uniphase Corp	12,881,754
159,489	*	Stratasys Ltd	15,449,700
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	101,807,783

TELECOMMUNICATION SERVICES - 1.2%
253,078	*	SBA Communications Corp (Class A)	22,716,281
		TOTAL TELECOMMUNICATION SERVICES	22,716,281

TRANSPORTATION - 1.8%
680,283		Delta Air Lines, Inc	25,054,823
300,000	*	Hertz Global Holdings, Inc	8,541,000
		TOTAL TRANSPORTATION	33,595,823

		TOTAL COMMON STOCKS (Cost $1,575,548,010)	1,848,021,503

SHORT-TERM INVESTMENTS - 3.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
63,419,472	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	63,419,472
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	63,419,472
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES	COMPANY	VALUE

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,419,472)	$63,419,472

	TOTAL INVESTMENTS - 102.8% (Cost $1,638,967,482)	1,911,440,975
	OTHER ASSETS & LIABILITIES, NET - (2.8)%	(51,983,237)
	NET ASSETS - 100.0%	$1,859,457,738

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $61,639,582.
p	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.
37

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUTOMOBILES & COMPONENTS - 1.6%
259,593	e	Autoliv, Inc	$26,473,294
255,000		Lear Corp	21,180,300
147,612		Magna International, Inc - Class A (NY)	14,464,500
183,243	*	TRW Automotive Holdings Corp	14,723,575
		TOTAL AUTOMOBILES & COMPONENTS	76,841,669

BANKS - 7.3%
671,466		BankUnited	22,151,663
570,000		CIT Group, Inc	24,538,500
78,165	e	Cullen/Frost Bankers, Inc	5,972,588
425,000		East West Bancorp, Inc	14,666,750
625,000	*	Essent Group Ltd	11,781,250
2,450,000		Fifth Third Bancorp	50,494,500
865,310		First Horizon National Corp	9,942,412
3,450,000		Huntington Bancshares, Inc	31,602,000
204,878		Investors Bancorp, Inc	5,476,389
3,280,000		Keycorp	44,739,200
231,182	e	M&T Bank Corp	28,206,516
2,750,000		Regions Financial Corp	27,885,000
1,010,000		SunTrust Banks, Inc	38,642,600
4,800,000		Synovus Financial Corp	15,408,000
1,000,000		TCF Financial Corp	15,700,000
309,000		Zions Bancorporation	8,936,280
		TOTAL BANKS	356,143,648

CAPITAL GOODS - 7.7%
100,000		AGCO Corp	5,570,000
126,601	*	Armstrong World Industries, Inc	6,654,149
185,000		Babcock & Wilcox Co	6,436,150
205,000		Chicago Bridge & Iron Co NV	16,414,350
170,000		Crane Co	12,364,100
315,000		Exelis, Inc	5,840,100
244,323		Fortune Brands Home & Security, Inc	9,736,272
219,000	*	Foster Wheeler AG.	7,507,320
129,288		Hubbell, Inc (Class B)	15,219,783
215,000		Ingersoll-Rand plc	12,857,000
447,925		ITT Corp	19,323,484
795,000		KBR, Inc	20,169,150
519,187		Masco Corp	10,430,467
560,000	*,e	Navistar International Corp	21,240,800
305,000		Owens Corning, Inc	12,459,250
510,000		Paccar, Inc	32,629,800
357,818		Pentair Ltd	26,582,299
36,648		Precision Castparts Corp	9,275,242
38

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

150,000		Rockwell Collins, Inc	$11,647,500
155,000		SPX Corp	15,785,200
274,863		Terex Corp	11,898,819
630,000		Textron, Inc	25,767,000
420,000	*	USG Corp	12,541,200
274,863	*	WABCO Holdings, Inc	29,413,090
83,790		Westinghouse Air Brake Technologies Corp	6,246,545
290,000		Xylem, Inc	10,901,100
		TOTAL CAPITAL GOODS	374,910,170

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
460,000		Republic Services, Inc	16,141,400
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,141,400

CONSUMER DURABLES & APPAREL - 2.0%
800,000		DR Horton, Inc	17,824,000
397,025	*	Jarden Corp	22,689,979
96,711	*	Mohawk Industries, Inc	12,805,504
844,950		Newell Rubbermaid, Inc	25,441,444
15,000	*	NVR, Inc	16,155,000
		TOTAL CONSUMER DURABLES & APPAREL	94,915,927

CONSUMER SERVICES - 1.9%
196,028		ARAMARK Holdings Corp	5,526,029
441,035		Burger King Worldwide, Inc	11,524,244
415,000		Darden Restaurants, Inc	20,629,650
1,374,317	*	Denny’s Corp	9,262,897
463,783		Extended Stay America, Inc	9,994,524
325,765		Interval Leisure Group, Inc	8,394,964
300,000		Marriott International, Inc (Class A)	17,379,000
101,546		Starwood Hotels & Resorts Worldwide, Inc	7,783,501
		TOTAL CONSUMER SERVICES	90,494,809

DIVERSIFIED FINANCIALS - 4.0%
80,000	*	Affiliated Managers Group, Inc	15,856,000
232,396	*,e	Ally Financial, Inc	5,612,363
489,000		Ameriprise Financial, Inc	54,587,070
570,087		Blackstone Group LP	16,834,669
252,000		Discover Financial Services	14,086,800
1,250,000	*	E*Trade Financial Corp	28,062,500
730,000		Invesco Ltd	25,703,300
286,465		Lazard Ltd (Class A)	13,478,178
453,015		Raymond James Financial, Inc	22,514,846
		TOTAL DIVERSIFIED FINANCIALS	196,735,726

ENERGY - 9.1%
500,000		Anadarko Petroleum Corp	49,510,000
645,000		Baker Hughes, Inc	45,085,500
435,507		Capital Product Partners LP	4,790,577
542,092		Consol Energy, Inc	24,128,515
155,000	*	Dresser-Rand Group, Inc	9,368,200
39

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

140,000	*	Dril-Quip, Inc	$15,836,800
190,000		Energen Corp	14,802,900
300,000		Equitable Resources, Inc	32,697,000
640,000	e	Gibson Energy, Inc	17,085,352
130,000		Marathon Petroleum Corp	12,083,500
500,000		Nabors Industries Ltd	12,760,000
515,000		Noble Energy, Inc	36,966,700
130,000		Oceaneering International, Inc	9,526,400
100,000		Oneok, Inc	6,322,000
60,000		Pioneer Natural Resources Co	11,596,200
200,000		Questar Market Resources, Inc	6,138,000
740,000	*	Rowan Cos plc	22,880,800
150,000		SemGroup Corp	9,582,000
1,600,000		Talisman Energy, Inc (Toronto)	16,539,391
145,000		Targa Resources Investments, Inc	15,658,550
375,000	*	Tesco Corp	7,500,000
460,000		Tesoro Corp	25,893,400
245,000	*	Valero Energy Corp	14,006,650
480,000	*	Weatherford International Ltd	10,080,000
230,000		Williams Cos, Inc	9,699,100
		TOTAL ENERGY	440,537,535

FOOD & STAPLES RETAILING - 0.5%
277,554		Kroger Co	12,778,586
1,832,421	*	Rite Aid Corp	13,376,674
		TOTAL FOOD & STAPLES RETAILING	26,155,260

FOOD, BEVERAGE & TOBACCO - 2.1%
260,000		ConAgra Foods, Inc	7,932,600
245,000		Ingredion, Inc	17,260,250
350,000		Reynolds American, Inc	19,750,500
97,000		Sanderson Farms, Inc	7,980,190
1,220,000		Tyson Foods, Inc (Class A)	51,203,400
		TOTAL FOOD, BEVERAGE & TOBACCO	104,126,940

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
877,812	*	Allscripts Healthcare Solutions, Inc	13,360,299
2,630,000	*	Boston Scientific Corp	33,164,300
280,000		Cardinal Health, Inc	19,462,800
950,000	*	CareFusion Corp	37,107,000
435,200		Cigna Corp	34,833,408
260,000		Healthsouth Corp	9,006,400
1,225,000	*	Hologic, Inc	25,706,625
240,000		Humana, Inc	26,340,000
468,286		Omnicare, Inc	27,755,311
290,000	*	Tenet Healthcare Corp	13,073,200
260,000		Universal Health Services, Inc (Class B)	21,265,400
420,000		Zimmer Holdings, Inc	40,656,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	301,730,743

INSURANCE - 7.4%
325,000		ACE Ltd	33,254,000
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

350,000		Aon plc	$29,708,000
285,043	*	Arch Capital Group Ltd	16,338,665
340,000		Axis Capital Holdings Ltd	15,555,000
127,000		Everest Re Group Ltd	20,069,810
425,000		Fidelity National Title Group, Inc (Class A)	13,676,500
1,350,000		Hartford Financial Services Group, Inc	48,424,500
1,096,560	*	Hilltop Holdings, Inc	24,497,150
225,000		ING Canada, Inc	14,774,189
630,000		Marsh & McLennan Cos, Inc	31,065,300
200,000		PartnerRe Ltd	21,080,000
432,655		Principal Financial Group	20,265,560
165,000		RenaissanceRe Holdings Ltd	16,699,650
390,204		UnumProvident Corp	12,962,577
285,043		Validus Holdings Ltd	10,566,544
1,035,000		XL Capital Ltd	32,447,250
		TOTAL INSURANCE	361,384,695

MATERIALS - 5.9%
185,000		Albemarle Corp	12,402,400
220,000		Ashland, Inc	21,252,000
777,653	*	Berry Plastics Group, Inc	17,489,416
205,000		Celanese Corp (Series A)	12,593,150
300,000	*	Crown Holdings, Inc	14,151,000
239,233		Cytec Industries, Inc	22,803,689
167,000		Eastman Chemical Co	14,557,390
650,000	*	Louisiana-Pacific Corp	10,653,500
447,925		MeadWestvaco Corp	17,500,430
710,000		Nucor Corp	36,742,500
540,000	*	Owens-Illinois, Inc	17,161,200
155,000		Schweitzer-Mauduit International, Inc	6,764,200
565,000	e	United States Steel Corp	14,701,300
295,224		Westlake Chemical Corp	21,019,949
493,735	*	WR Grace & Co	45,472,994
		TOTAL MATERIALS	285,265,118

MEDIA - 2.3%
875,000	*	DISH Network Corp (Class A)	49,752,500
1,530,000		Interpublic Group of Cos, Inc	26,652,600
203,602	*	Madison Square Garden, Inc	11,116,669
290,000	*	Tribune Co	22,547,500
		TOTAL MEDIA	110,069,269

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
120,000	*	Actavis plc	24,519,600
640,000		Agilent Technologies, Inc	34,585,600
618,418	*	Biovitrum AB	6,800,387
200,000	*	Bruker BioSciences Corp	4,132,000
67,000		Lonza Group AG.	7,012,256
390,000	*	Mylan Laboratories, Inc	19,804,200
335,944		PerkinElmer, Inc	14,099,570
177,500		Questcor Pharmaceuticals, Inc	14,586,950
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	125,540,563
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 10.1%
356,304		American Assets Trust,Inc	$12,096,521
215,000		AvalonBay Communities, Inc	29,358,250
523,156		Blackstone Mortgage Trust, Inc	14,873,325
287,000		Boston Properties, Inc	33,619,180
615,000		Brixmor Property Group, Inc	13,505,400
1,180,000		DDR Corp	20,260,600
389,532		Gaming and Leisure Properties, Inc	14,315,301
1,099,173		General Growth Properties, Inc	25,248,004
1,445,577		Host Marriott Corp	31,007,627
425,000		Kennedy-Wilson Holdings, Inc	9,282,000
381,755		Kilroy Realty Corp	22,741,145
768,600		Kimco Realty Corp	17,616,312
240,000		Macerich Co	15,578,400
580,000		Mack-Cali Realty Corp	11,814,600
2,100,000		MFA Mortgage Investments, Inc	16,653,000
510,000		Pennsylvania REIT	8,440,500
940,000		Prologis, Inc	38,192,200
303,368		SL Green Realty Corp	31,765,663
1,000,000		Starwood Property Trust, Inc	24,050,000
260,000		Tanger Factory Outlet Centers, Inc	9,276,800
104,855		Taubman Centers, Inc	7,637,638
1,080,000		Two Harbors Investment Corp	11,210,400
490,000		Vornado Realty Trust	50,274,000
660,000		Weingarten Realty Investors	20,592,000
		TOTAL REAL ESTATE	489,408,866

RETAILING - 2.8%
505,000	*	Ann Taylor Stores Corp	19,790,950
790,000		Best Buy Co, Inc	20,484,700
1,230,000	*	Liberty Interactive Corp	35,743,800
445,000		Macy’s, Inc	25,556,350
183,243		Signet Jewelers Ltd	18,566,181
1,125,000		Staples, Inc	14,062,500
		TOTAL RETAILING	134,204,481

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
291,000		Analog Devices, Inc	14,925,390
1,075,000		Applied Materials, Inc	20,489,500
360,000		Avago Technologies Ltd	22,860,000
1,270,000	*	Fairchild Semiconductor International, Inc	16,167,100
620,000	*,e	Freescale Semiconductor Holdings Ltd	13,621,400
380,000	*	Lam Research Corp	21,891,800
1,277,535		Marvell Technology Group Ltd	20,261,705
1,883,322	*	Micron Technology, Inc	49,192,371
800,000		Nvidia Corp	14,776,000
400,000	*	NXP Semiconductors NV	23,848,000
1,240,000	*	ON Semiconductor Corp	11,668,400
590,000	*,e	Teradyne, Inc	10,425,300
250,000		Xilinx, Inc	11,797,500
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	251,924,466
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 1.6%
41,000	*	Alliance Data Systems Corp	$9,917,900
620,000		CA, Inc	18,686,800
720,000		EarthLink Holdings Corp	2,455,200
3,500,000		Xerox Corp	42,315,000
70,000	*	Yahoo!, Inc	2,516,500
		TOTAL SOFTWARE & SERVICES	75,891,400

TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
434,386	*	Arrow Electronics, Inc	24,651,405
1,018,012	*	Brocade Communications Systems, Inc	9,477,692
480,000	*,e	Ciena Corp	9,489,600
1,625,000	*	JDS Uniphase Corp	20,588,750
590,000	*	Juniper Networks, Inc	14,567,100
410,000		NetApp, Inc	14,600,100
150,000		SanDisk Corp	12,745,500
535,000		Seagate Technology, Inc	28,130,300
600,000		TE Connectivity Ltd	35,388,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	169,638,447

TELECOMMUNICATION SERVICES - 0.6%
410,000	*	Level 3 Communications, Inc	17,642,300
480,000		Telephone & Data Systems, Inc	13,051,200
		TOTAL TELECOMMUNICATION SERVICES	30,693,500

TRANSPORTATION - 2.9%
130,000		Alaska Air Group, Inc	12,230,400
480,000	*	American Airlines Group, Inc	16,833,600
335,000	*	Avis Budget Group, Inc	17,617,650
232,946		Costamare, Inc	4,994,362
407,205		CSX Corp	11,491,325
1,090,000		Delta Air Lines, Inc	40,144,700
447,925	*	Hertz Global Holdings, Inc	12,752,425
101,802		Kansas City Southern Industries, Inc	10,269,786
550,000		Safe Bulkers, Inc	4,466,000
240,000	*	UAL Corp	9,808,800
		TOTAL TRANSPORTATION	140,609,048

UTILITIES - 10.5%
400,000		American Water Works Co, Inc	18,212,000
820,000	*	Calpine Corp	18,802,600
1,401,803		Centerpoint Energy, Inc	34,708,642
850,000		CMS Energy Corp	25,763,500
470,000		DTE Energy Co	36,725,800
870,000		Edison International	49,207,200
167,972		National Fuel Gas Co	12,369,458
775,057		NiSource, Inc	28,150,070
335,159		Northeast Utilities	15,839,614
381,755		NorthWestern Corp	18,469,307
780,000		NRG Energy, Inc	25,521,600
730,000	*	OGE Energy Corp	27,250,900
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

311,593		PG&E Corp			$14,202,409
1,180,000		PPL Corp			39,341,200
910,000		Public Service Enterprise Group, Inc			37,282,700
366,484		Questar Corp			8,898,232
570,000		Sempra Energy			56,207,700
310,000		UIL Holdings Corp			11,386,300
1,070,000		Xcel Energy, Inc			34,100,900
		TOTAL UTILITIES			512,440,132

		TOTAL COMMON STOCKS			4,765,803,812
		(Cost $3,352,105,606)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.3%
GOVERNMENT AGENCY DEBT - 1.3%
$15,000,000		Federal Home Loan Bank (FHLB)	0.040%	05/14/14	14,999,783
50,000,000		Federal Home Loan Bank (FHLB)	0.040	05/23/14	49,998,778
		TOTAL GOVERNMENT AGENCY DEBT			64,998,561

TREASURY DEBT - 0.7%
15,000,000		United States Treasury Bill	0.045	05/08/14	14,999,869
19,000,000		United States Treasury Bill	0.074	02/05/15	18,989,664
		TOTAL TREASURY DEBT			33,989,533

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
112,691,968	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			112,691,968
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			112,691,968
		TOTAL SHORT-TERM INVESTMENTS			211,680,062
		(Cost $211,679,462)

		TOTAL INVESTMENTS - 102.4%			4,977,483,874
		(Cost $3,563,785,068)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(117,381,529)
		NET ASSETS - 100.0%			$4,860,102,345

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $110,184,708.
44

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.1%
202,630		Superior Industries International, Inc	$4,283,598
362,474	*	Tenneco, Inc	21,701,319
		TOTAL AUTOMOBILES & COMPONENTS	25,984,917

BANKS - 8.5%
159,643		Banner Corp	6,312,284
664,712		Boston Private Financial Holdings, Inc	8,315,547
749,911		Brookline Bancorp, Inc	6,809,192
1,037,820		Capitol Federal Financial	12,495,353
435,151		Cathay General Bancorp	10,269,563
243,052		Columbia Banking System, Inc	6,032,551
180,842		Community Bank System, Inc	6,725,514
394,147		First Commonwealth Financial Corp	3,385,723
721,011		FirstMerit Corp	13,980,403
808,240		FNB Corp	10,054,505
706,461		Home Loan Servicing Solutions Ltd	15,648,111
1,328,798	*	MGIC Investment Corp	11,427,663
1,051,279		National Penn Bancshares, Inc	10,270,996
455,242		Oritani Financial Corp	6,751,239
276,700		PrivateBancorp, Inc	7,628,619
342,793		Prosperity Bancshares, Inc	20,224,787
664,445		Provident Financial Services, Inc	11,548,054
485,170		Radian Group, Inc	6,782,677
1,018,600		Susquehanna Bancshares, Inc	10,552,696
145,288	*	SVB Financial Group	15,500,777
314,980		Webster Financial Corp	9,493,497
		TOTAL BANKS	210,209,751

CAPITAL GOODS - 9.8%
237,860		Actuant Corp (Class A)	8,053,940
188,930		Acuity Brands, Inc	23,535,010
139,652	*	American Woodmark Corp	4,190,956
45,269		Ampco-Pittsburgh Corp	906,738
289,142		Applied Industrial Technologies, Inc	13,855,685
343,470		Comfort Systems USA, Inc	5,152,050
205,027		Crane Co	14,911,614
112,151		Cubic Corp	5,319,322
226,889		Curtiss-Wright Corp	14,507,283
51,493	*	DXP Enterprises, Inc	5,829,522
206,593		EnerSys	13,961,555
83,422	*,e	EnPro Industries, Inc	5,940,481
46,580		Graco, Inc	3,377,050
237,489		Heico Corp	13,137,891
170,600	*	Hexcel Corp	7,112,314
45

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

94,207		Huntington Ingalls	$9,703,321
87,267		Kadant, Inc	3,032,528
81,704		LB Foster Co (Class A)	3,868,684
228,318		Mueller Industries, Inc	6,607,523
440,750	*	Orbital Sciences Corp	12,958,050
68,156		Oshkosh Truck Corp	3,783,340
99,077	*,e	Proto Labs, Inc	5,998,122
66,900		Regal-Beloit Corp	4,999,437
916,475	*	Taser International, Inc	14,801,071
177,800	*	Teledyne Technologies, Inc	16,510,508
67,690		Universal Forest Products, Inc	3,417,668
160,470	*	WABCO Holdings, Inc	17,171,895
		TOTAL CAPITAL GOODS	242,643,558

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
121,627		American Ecology Corp	5,430,646
114,607		Exponent, Inc	8,070,625
121,925		HNI Corp	4,295,418
91,114	*	Huron Consulting Group, Inc	6,487,317
396,686	*	Korn/Ferry International	11,523,728
253,478	*	On Assignment, Inc	8,871,730
349,589		Rollins, Inc	10,515,637
648,846	*	RPX Corp	10,628,097
507,827	*	TrueBlue, Inc	13,584,372
172,418		Viad Corp	3,974,235
318,226	*	WageWorks, Inc	13,483,236
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	96,865,041

CONSUMER DURABLES & APPAREL - 2.5%
259,179	*,e	Beazer Homes USA, Inc	4,914,034
416,350		Brunswick Corp	16,733,106
434,373	*	CROCS, Inc	6,572,064
374,100		La-Z-Boy, Inc	9,064,443
113,093		Movado Group, Inc	4,442,293
649,900	*	Standard-Pacific Corp	5,192,701
333,994	*	Steven Madden Ltd	11,893,526
166,800	*	Tumi Holdings, Inc	3,406,056
		TOTAL CONSUMER DURABLES & APPAREL	62,218,223

CONSUMER SERVICES - 3.8%
173,364		Cheesecake Factory	7,782,310
493,400		Hillenbrand, Inc	14,999,360
208,949	*	Hyatt Hotels Corp	11,759,649
277,241	*	Marriott Vacations Worldwide Corp	15,104,090
262,729	*	Multimedia Games, Inc	7,671,687
401,219	*	Orient-Express Hotels Ltd (Class A)	5,255,969
788,987		Service Corp International	14,809,286
255,659		Six Flags Entertainment Corp	10,262,152
253,000		Texas Roadhouse, Inc (Class A)	6,259,220
		TOTAL CONSUMER SERVICES	93,903,723
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 2.1%
1,884,204		Apollo Investment Corp	$15,054,790
197,974	e	Cash America International, Inc	8,621,768
385,400	*,e	GSV Capital Corp	3,383,812
231,300	*	Portfolio Recovery Associates, Inc	13,218,795
248,760	e	Prospect Capital Corp	2,689,096
546,413	e	TCP Capital Corp	8,846,426
		TOTAL DIVERSIFIED FINANCIALS	51,814,687

ENERGY - 6.0%
291,296	e	Alon USA Energy, Inc	4,745,212
950,300	*,e	Alpha Natural Resources, Inc	4,086,290
407,056	*,e	Approach Resources, Inc	8,446,412
529,900	e	Arch Coal, Inc	2,426,942
72,906		Bristow Group, Inc	5,599,181
268,070		Comstock Resources, Inc	7,452,346
117,200	e	CVR Energy, Inc	5,760,380
359,402		Delek US Holdings, Inc	11,497,270
117,713	e	Energy XXI Bermuda Ltd	2,816,872
244,800		Green Plains Renewable Energy, Inc	7,319,520
261,985	*,e	Penn Virginia Corp	4,359,430
808,866	*	Pioneer Energy Services Corp	12,108,724
525,298	*	Renewable Energy Group, Inc	6,182,758
172,784	*	Stone Energy Corp	8,475,055
187,262		Targa Resources Investments, Inc	20,222,423
1,273,929	*	Vaalco Energy, Inc	11,745,625
331,288		W&T Offshore, Inc	6,360,730
265,900	e	Western Refining, Inc	11,566,650
701,300	*	Willbros Group, Inc	7,791,443
		TOTAL ENERGY	148,963,263

FOOD & STAPLES RETAILING - 0.9%
2,473,470	*	Rite Aid Corp	18,056,331
40,025	*	United Natural Foods, Inc	2,762,926
45,532		Weis Markets, Inc	2,098,570
		TOTAL FOOD & STAPLES RETAILING	22,917,827

FOOD, BEVERAGE & TOBACCO - 1.7%
36,790	*,e	Boston Beer Co, Inc (Class A)	9,051,812
57,668	*	Darling International, Inc	1,153,937
124,190	*,e	Diamond Foods, Inc	3,796,488
171,205		Fresh Del Monte Produce, Inc	4,946,112
88,133		J&J Snack Foods Corp	8,249,249
171,265		Sanderson Farms, Inc	14,089,971
		TOTAL FOOD, BEVERAGE & TOBACCO	41,287,569

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
334,870	*	Align Technology, Inc	16,874,099
515,146	*	AMN Healthcare Services, Inc	6,429,022
53,791	*	Anika Therapeutics, Inc	2,299,027
136,341		Cantel Medical Corp	4,521,068
187,415		Computer Programs & Systems, Inc	11,831,509
246,519	*	Cyberonics, Inc	14,584,064
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

235,613	*	Cynosure, Inc (Class A)	$5,781,943
170,504	*	HealthStream, Inc	3,861,916
91,600	*	ICU Medical, Inc	5,109,448
367,348	*	Medidata Solutions, Inc	13,338,406
66,738	*	MWI Veterinary Supply, Inc	10,453,840
242,090	*	NuVasive, Inc	8,160,854
243,916	*	Omnicell, Inc	6,458,896
161,668	*	PharMerica Corp	4,395,753
413,300		Select Medical Holdings Corp	5,769,668
383,000	*	Team Health Holdings, Inc	18,567,840
320,074	*	Thoratec Corp	10,492,026
157,733	*	WellCare Health Plans, Inc	10,642,245
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	159,571,624

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
308,070	*,e	Medifast, Inc	9,750,415
71,782	*,e	USANA Health Sciences, Inc	4,871,127
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,621,542

INSURANCE - 3.4%
221,300	e	Amtrust Financial Services, Inc	8,557,671
337,700		Assured Guaranty Ltd	8,074,407
298,968	e	HCI Group, Inc	11,564,082
733,580		Maiden Holdings Ltd	8,656,244
193,400		Montpelier Re Holdings Ltd	5,914,172
259,019		Platinum Underwriters Holdings Ltd	16,243,081
220,996		Primerica, Inc	10,141,507
473,202	*	Third Point Reinsurance Ltd	7,400,879
546,800		Universal Insurance Holdings, Inc	7,999,684
		TOTAL INSURANCE	84,551,727

MATERIALS - 4.4%
173,300		A. Schulman, Inc	6,224,936
898,900	*,e	AK Steel Holding Corp	6,292,300
217,284	*	Boise Cascade Co	5,436,446
463,680	*	Coeur d’Alene Mines Corp	4,015,469
413,381		Globe Specialty Metals, Inc	8,011,324
245,340		Minerals Technologies, Inc	14,595,277
337,069		Myers Industries, Inc	6,303,190
235,599		OM Group, Inc	6,900,695
70,938		Quaker Chemical Corp	5,279,915
524,791	*,e	Resolute Forest Products	9,362,271
196,105	*	RTI International Metals, Inc	5,522,317
275,729		Schnitzer Steel Industries, Inc (Class A)	7,739,713
739,964	*	Stillwater Mining Co	11,676,632
272,157		Worthington Industries, Inc	10,015,377
		TOTAL MATERIALS	107,375,862

MEDIA - 2.2%
303,740		Cinemark Holdings, Inc	8,996,779
412,577	*	EW Scripps Co (Class A)	7,067,444
535,861	*	Journal Communications, Inc (Class A)	4,297,605
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

289,467	*	Lamar Advertising Co (Class A)	$14,450,193
976,380	*	Live Nation, Inc	20,386,814
		TOTAL MEDIA	55,198,835

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
238,900	*,e	Acadia Pharmaceuticals, Inc	4,809,057
45,685	*,e	Acceleron Pharma, Inc	1,569,280
322,900	*	Acorda Therapeutics, Inc	11,446,805
636,648	*,e	Affymetrix, Inc	4,730,295
52,700	*	Alnylam Pharmaceuticals, Inc	2,610,231
151,979	*	AMAG Pharmaceuticals, Inc	2,775,137
575,300	*,e	Arena Pharmaceuticals, Inc	3,681,920
630,490	*	Array Biopharma, Inc	2,509,350
813,742	*	AVANIR Pharmaceuticals, Inc	4,052,435
214,455	*	Cambrex Corp	4,394,183
107,296	*,e	Cara Therapeutics Inc	1,543,989
81,200	*,e	Celldex Therapeutics, Inc	1,218,000
216,604	*,e	Cepheid, Inc	9,417,942
43,177	*	Clovis Oncology, Inc	2,334,580
387,776	*,e	Cytokinetics, Inc	1,764,381
373,763	*	Depomed, Inc	5,236,420
53,390	*,e	Epizyme, Inc	1,164,970
271,800	*,e	Exelixis, Inc	962,172
27,800	*	Furiex Pharmaceuticals Inc	2,873,686
88,689	*,e	Genomic Health, Inc	2,327,199
277,103	*	Impax Laboratories, Inc	7,246,244
172,039	*,e	Insys Therapeutics, Inc	7,063,921
5,400	*	Intercept Pharmaceuticals, Inc	1,426,248
96,200	*	InterMune, Inc	3,086,096
123,470	*,e	Isis Pharmaceuticals, Inc	3,285,537
132,900	*	Lannett Co, Inc	4,589,037
387,634	*	Medicines Co	10,311,064
258,519	*	NPS Pharmaceuticals, Inc	6,881,776
145,773	*	OncoGenex Pharmaceutical, Inc	565,599
499,531	*,e	Orexigen Therapeutics, Inc	2,807,364
327,600	*	Parexel International Corp	14,856,660
497,860	e	PDL BioPharma, Inc	4,226,831
24,141	*	Prestige Brands Holdings, Inc	809,206
28,551	*	Puma Biotechnology, Inc	2,156,743
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	140,734,358

REAL ESTATE - 8.5%
309,696		Chesapeake Lodging Trust	8,358,695
1,242,582		Cousins Properties, Inc	14,451,229
801,144		CubeSmart	14,901,278
550,270		DCT Industrial Trust, Inc	4,303,111
645,920		DuPont Fabros Technology, Inc	15,650,641
194,170		EastGroup Properties, Inc	12,281,253
317,442		Extra Space Storage, Inc	16,611,740
613,945		First Industrial Realty Trust, Inc	11,278,170
179,263		LTC Properties, Inc	6,924,930
1,286,100		New Residential Investment Corp	7,845,210
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

117,308		PS Business Parks, Inc	$10,061,507
934,677		RAIT Investment Trust	7,645,658
471,900		Retail Opportunities Investment Corp	7,380,516
632,307		RLJ Lodging Trust	16,863,628
93,629		Saul Centers, Inc	4,296,635
215,204		Sovran Self Storage, Inc	16,333,984
1,291,500	*	Strategic Hotels & Resorts, Inc	13,935,285
256,588		Sun Communities, Inc	11,692,715
555,579		Sunstone Hotel Investors, Inc	7,950,335
		TOTAL REAL ESTATE	208,766,520

RETAILING - 3.6%
102,150	*	Ann Taylor Stores Corp	4,003,258
113,200	*	Asbury Automotive Group, Inc	6,988,968
358,274	*	Barnes & Noble, Inc	5,875,694
281,190		Big 5 Sporting Goods Corp	3,433,330
188,715		Children’s Place Retail Stores, Inc	9,058,320
908,423	*	Christopher & Banks Corp	5,668,560
157,700		Finish Line, Inc (Class A)	4,341,481
240,277	*	Kirkland’s, Inc	4,111,139
99,773		Lithia Motors, Inc (Class A)	7,411,138
795,853	*	Orbitz Worldwide, Inc	5,849,520
327,071		Penske Auto Group, Inc	14,999,476
421,200		Pier 1 Imports, Inc	7,691,112
764,700	*,e	RadioShack Corp	1,093,521
267,359	*	RetailMeNot, Inc	7,969,972
		TOTAL RETAILING	88,495,489

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
290,056	*	Advanced Energy Industries, Inc	6,346,425
264,470	*,e	Ambarella, Inc	6,572,080
169,651	*	Cabot Microelectronics Corp	7,357,764
434,021	*	Cavium Networks, Inc	18,389,470
813,538	*	Entegris, Inc	9,022,136
1,511,956	*	Entropic Communications, Inc	5,579,118
23,414		Hittite Microwave Corp	1,389,855
476,973	*	Integrated Device Technology, Inc	5,566,275
1,730,622	*	Lattice Semiconductor Corp	14,571,837
847,569	*	Rambus, Inc	10,247,109
1,234,466	*	Silicon Image, Inc	6,925,354
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	91,967,423

SOFTWARE & SERVICES - 8.6%
480,795	*	Aspen Technology, Inc	20,669,377
211,024	*	Commvault Systems, Inc	10,213,562
318,007	*	Datalink Corp	4,083,210
278,134	*	Demandware, Inc	13,803,790
140,443		DST Systems, Inc	12,947,440
310,800	*,e	Gigamon, Inc	4,901,316
421,237	*	Infoblox, Inc	8,264,670
357,575	*	LogMeIn, Inc	16,251,784
580,140	*	Manhattan Associates, Inc	18,291,814

50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

302,065	*,e	Marketo, Inc	$8,198,044
420,482		MAXIMUS, Inc	17,899,919
1,010,150	*	Monster Worldwide, Inc	6,959,933
157,300	*	Proofpoint, Inc	4,001,712
155,528	*	PROS Holdings, Inc	4,261,467
115,245	*	Rally Software Development Corp	1,507,405
139,274	*	Syntel, Inc	11,186,488
1,151,154	*	TiVo, Inc	13,652,686
6,116	*	Ultimate Software Group, Inc	731,657
156,010	*	Varonis Systems, Inc	3,942,373
152,457	*	Virtusa Corp	5,026,507
256,142	*,e	WebMD Health Corp (Class A)	11,293,301
423,533	*	Xoom Corp	9,449,021
930,900	*	Zynga, Inc	3,770,145
		TOTAL SOFTWARE & SERVICES	211,307,621

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
527,221	e	Alliance Fiber Optic Products, Inc	10,133,187
418,990	*	ARRIS Group, Inc	10,931,449
490,300	*	Aruba Networks, Inc	9,693,231
372,560	*	Benchmark Electronics, Inc	8,635,941
367,039	*	Calix Networks, Inc	3,233,613
473,301	*	Emulex Corp	3,384,102
263,971	*,e	Finisar Corp	6,902,842
249,858	*	Immersion Corp	2,833,390
193,261		Lexmark International, Inc (Class A)	8,310,223
227,053	*	Plexus Corp	9,518,062
1,280,937	*	QLogic Corp	14,833,250
610,780	*	Sanmina Corp	12,368,295
1,615,740	*	Sonus Networks, Inc	5,283,470
259,000	*	Super Micro Computer, Inc	5,273,240
285,479	*,e	Synaptics, Inc	17,742,520
199,449	*	SYNNEX Corp	13,438,874
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	142,515,689

TELECOMMUNICATION SERVICES - 1.1%
990,550	*	8x8, Inc	9,608,335
430,016		Inteliquent, Inc	5,865,418
491,643	*	Premiere Global Services, Inc	6,253,699
1,289,737	*	Vonage Holdings Corp	4,952,590
		TOTAL TELECOMMUNICATION SERVICES	26,680,042

TRANSPORTATION - 1.8%
31,058		Amerco, Inc	7,767,916
404,138		Arkansas Best Corp	15,931,120
35,035		Landstar System, Inc	2,206,855
289,046		Matson, Inc	6,847,500
104,140	*	Spirit Airlines, Inc	5,919,318
255,390	*,e	Swift Transportation Co, Inc	6,142,129
		TOTAL TRANSPORTATION	44,814,838
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 3.2%
337,960		American States Water Co			$10,260,466
405,703		Avista Corp			13,043,351
271,689		Black Hills Corp			15,690,040
348,364		Empire District Electric Co			8,472,213
25,000	e	iShares Micro-Cap ETF			1,816,750
22,971		Laclede Group, Inc			1,089,055
201,389		New Jersey Resources Corp			10,015,075
204,180		NorthWestern Corp			9,878,228
151,711		Southwest Gas Corp			8,345,622
		TOTAL UTILITIES			78,610,800

		TOTAL COMMON STOCKS			2,452,020,929
		(Cost $2,057,836,738)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.5%
TREASURY DEBT - 0.1%
$2,600,000	d	United States Treasury Bill	0.045%	05/08/14	2,599,977
		TOTAL TREASURY DEBT			2,599,977

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.4%
207,545,747	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			207,545,747
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			207,545,747
		TOTAL SHORT-TERM INVESTMENTS			210,145,724
		(Cost $210,145,724)

		TOTAL INVESTMENTS - 107.9%			2,662,166,653
		(Cost $2,267,982,462)
		OTHER ASSETS & LIABILITIES, NET - (7.9)%			(195,616,651)
		NET ASSETS - 100.0%			$2,466,550,002

Abbreviation(s):
ETF Exchange Traded Fund

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of this security has been segregated to cover margin requirements or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $202,718,365.
52

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 2.0%
130		Autoliv, Inc	$13,257
19,676		BorgWarner, Inc	1,222,667
7,000		Delphi Automotive plc	467,880
901,531		Ford Motor Co	14,559,725
70,343		Harley-Davidson, Inc	5,201,162
232,444		Johnson Controls, Inc	10,492,522
8,602	*	Modine Manufacturing Co	141,761
29,529	*	Tenneco, Inc	1,767,901
26,800	*,e	Tesla Motors, Inc	5,571,452
		TOTAL AUTOMOBILES & COMPONENTS	39,438,327

BANKS - 3.4%
13,100		Associated Banc-Corp	229,905
4,424		Astoria Financial Corp	58,662
7,468		Bank of Hawaii Corp	412,010
296,776		BB&T Corp	11,078,648
5,200		Boston Private Financial Holdings, Inc	65,052
1,470		Capitol Federal Financial	17,699
1,120		Cardinal Financial Corp	18,816
690		Cathay General Bancorp	16,284
3,446		Centerstate Banks of Florida, Inc	37,803
2,810		CIT Group, Inc	120,970
440		Columbia Banking System, Inc	10,921
46,670		Comerica, Inc	2,251,361
254		Commerce Bancshares, Inc	11,044
797		Community Bank System, Inc	29,640
2,109	e	Cullen/Frost Bankers, Inc	161,149
2,540		East West Bancorp, Inc	87,655
715		Federal Agricultural Mortgage Corp (Class C)	25,440
2,880		First Commonwealth Financial Corp	24,739
1,352		First Interstate Bancsystem, Inc	33,651
910		First Merchants Corp	19,310
3,680		First Midwest Bancorp, Inc	60,242
574		First Niagara Financial Group, Inc	5,120
16,679	*	Flagstar Bancorp, Inc	293,550
201		Flushing Financial Corp	3,863
1,130		FNB Corp	14,057
540		Glacier Bancorp, Inc	13,856
1,279		Hancock Holding Co	43,141
63,350		Huntington Bancshares, Inc	580,286
495,271		Keycorp	6,755,496
3,900		Lakeland Bancorp, Inc	40,716
81,910	e	M&T Bank Corp	9,993,839
14,980	*	MGIC Investment Corp	128,828
53

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,360		National Penn Bancshares, Inc	$13,287
310		NBT Bancorp, Inc	7,021
40,135	e	New York Community Bancorp, Inc	618,480
2,082		Northfield Bancorp, Inc	27,004
3,640		Old National Bancorp	51,397
5,423		PacWest Bancorp	213,504
2,510		Peoples Bancorp, Inc	65,436
982	e	People’s United Financial, Inc	14,023
510		Pinnacle Financial Partners, Inc	17,631
152,678		PNC Financial Services Group, Inc	12,831,059
16,121	*	Popular, Inc	498,139
5,210		PrivateBancorp, Inc	143,640
11,168		Provident Financial Services, Inc	194,100
203,620		Radian Group, Inc	2,846,608
1,440	*	Signature Bank	171,101
5,007		Susquehanna Bancshares, Inc	51,873
6,870	*	SVB Financial Group	732,960
429		TCF Financial Corp	6,735
870	*	Texas Capital Bancshares, Inc	48,885
350		Trustmark Corp	8,004
650		Umpqua Holdings Corp	10,810
1,980		United Bankshares, Inc	57,915
385,154		US Bancorp	15,706,580
3,230		Webster Financial Corp	97,352
1,553	e	Westamerica Bancorporation	78,923
1,160	*	Western Alliance Bancorp	26,761
5,660		Wilshire Bancorp, Inc	56,600
230		Wintrust Financial Corp	10,309
10,315		Zions Bancorporation	298,310
		TOTAL BANKS	67,548,200

CAPITAL GOODS - 7.5%
126,735		3M Co	17,627,571
5,778	*	A.O. Smith Corp	270,179
589		Aceto Corp	12,887
4,150		Actuant Corp (Class A)	140,519
1,450		Acuity Brands, Inc	180,626
2,117	*	Aerovironment, Inc	71,491
137,819		Ametek, Inc	7,265,818
286		Applied Industrial Technologies, Inc	13,705
12,937	*	ArvinMeritor, Inc	153,562
2,565		Astec Industries, Inc	102,472
29,970		Barnes Group, Inc	1,154,444
419	*	Beacon Roofing Supply, Inc	14,908
8,750	e	Briggs & Stratton Corp	186,987
33,044	*	Builders FirstSource, Inc	259,395
1,630	*,e	Chart Industries, Inc	111,199
3,098		Clarcor, Inc	178,940
3,420	*	Colfax Corp	246,172
62,930		Cummins, Inc	9,492,990
158,962		Danaher Corp	11,664,632
123,104		Deere & Co	11,490,527
54

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

18,591		Dover Corp	$1,606,262
105,251		Eaton Corp	7,645,433
1,365		EMCOR Group, Inc	62,776
196,665		Emerson Electric Co	13,408,620
1,790		EnerSys	120,968
600	*	Esterline Technologies Corp	65,412
50,373	e	Fastenal Co	2,522,680
5,388		Fluor Corp	407,872
3,293		Fortune Brands Home & Security, Inc	131,226
300		GATX Corp	19,689
19,881		Graco, Inc	1,441,372
245		Granite Construction, Inc	9,158
1,410	*	H&E Equipment Services, Inc	54,355
1,137		Heico Corp	62,899
4,430	*	Hexcel Corp	184,687
3,902		Houston Wire & Cable Co	48,619
135,102		Illinois Tool Works, Inc	11,514,743
41,062		Ingersoll-Rand plc	2,455,508
500	*	Jacobs Engineering Group, Inc	28,850
2,750	e	Joy Global, Inc	166,045
246		Kadant, Inc	8,549
1,785	*,e	Layne Christensen Co	31,095
7,720		Lincoln Electric Holdings, Inc	515,773
137,219		Masco Corp	2,756,730
149	*	Middleby Corp	37,620
2,279		MSC Industrial Direct Co (Class A)	207,526
415	*	MYR Group, Inc	9,736
39,362		Nordson Corp	2,926,565
49,214		Owens Corning, Inc	2,010,392
84,822		Paccar, Inc	5,426,912
10,326		Pall Corp	868,933
11,759		Parker Hannifin Corp	1,491,982
32,920		Pentair Ltd	2,445,627
2,753	*	Pike Electric Corp	26,429
12,819	*,e	Polypore International, Inc	444,563
44,778		Precision Castparts Corp	11,332,864
29,353	*	Quanta Services, Inc	1,035,574
29,443		Rockwell Automation, Inc	3,509,017
8,094		Rockwell Collins, Inc	628,499
12,415		Roper Industries, Inc	1,725,064
2,611	*	Rush Enterprises, Inc (Class A)	83,813
4,718		Snap-On, Inc	547,288
60,882	*	Spirit Aerosystems Holdings, Inc (Class A)	1,828,286
2,702	e	TAL International Group, Inc	113,970
29,991		Tennant Co	1,913,126
4,793		Timken Co	302,342
11,900	*	United Rentals, Inc	1,116,577
1,160		Valmont Industries, Inc	172,736
1,480		W.W. Grainger, Inc	376,512
10,000	*	Wabash National Corp	133,600
9,255	*	WABCO Holdings, Inc	990,378
145		Watsco, Inc	14,922
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,355	*,e	WESCO International, Inc	$118,942
2,354		Westinghouse Air Brake Technologies Corp	175,491
5,280		Woodward Governor Co	236,702
2,729		Xylem, Inc	102,583
		TOTAL CAPITAL GOODS	148,262,916

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	14,629
9,060	e	Acacia Research (Acacia Technologies)	145,322
88,223	*	ACCO Brands Corp	540,807
305		Brink’s Co	7,759
2,628	*	CBIZ, Inc	22,522
970		CDI Corp	14,860
1,690	*	Copart, Inc	61,296
1,360		Corporate Executive Board Co	93,867
650		Covanta Holding Corp	11,992
5,827		Deluxe Corp	320,194
21,668		Dun & Bradstreet Corp	2,399,948
4,720		Equifax, Inc	334,223
400		Heidrick & Struggles International, Inc	7,540
5,092		HNI Corp	179,391
2,370	*	IHS, Inc (Class A)	285,893
1,660	*	Innerworkings, Inc	11,952
5,010		Interface, Inc	90,130
36,533		Iron Mountain, Inc	1,038,999
1,760		Kelly Services, Inc (Class A)	37,066
590		Knoll, Inc	10,732
690	*	Korn/Ferry International	20,044
7,926		Manpower, Inc	644,701
3,562	*	Mistras Group, Inc	80,893
430		Mobile Mini, Inc	18,997
3,470	*	Navigant Consulting, Inc	58,296
970	*	On Assignment, Inc	33,950
22,140		R.R. Donnelley & Sons Co	389,664
2,311		Resources Connection, Inc	31,453
42,629		Robert Half International, Inc	1,909,779
4,160	*	RPX Corp	68,141
1,210		Steelcase, Inc (Class A)	19,941
10,180	*	Tetra Tech, Inc	291,861
290		United Stationers, Inc	10,884
457		Viad Corp	10,534
51,314		Waste Management, Inc	2,280,907
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,499,167

CONSUMER DURABLES & APPAREL - 1.1%
3,750	e	Blyth, Inc	35,138
5,420	e	Callaway Golf Co	47,208
198	e	Columbia Sportswear Co	17,024
490	e	Ethan Allen Interiors, Inc	11,897
1,690		Hanesbrands, Inc	138,732
258		Hasbro, Inc	14,257
549	*	Iconix Brand Group, Inc	23,333
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,531	*	Jarden Corp	$144,647
155,677		Mattel, Inc	6,104,874
2,300	*	Meritage Homes Corp	88,734
2,740	*	Mohawk Industries, Inc	362,803
6,980		Movado Group, Inc	274,174
5,166		Newell Rubbermaid, Inc	155,548
148,484		Nike, Inc (Class B)	10,831,908
5,260		Oxford Industries, Inc	347,213
2,360	*	Perry Ellis International, Inc	35,636
1,614		Phillips-Van Heusen Corp	202,670
1,356		Polaris Industries, Inc	182,151
397		Pool Corp	23,431
6,790		Ryland Group, Inc	260,668
399	*	Tempur-Pedic International, Inc	20,022
4,527		Tupperware Corp	384,388
13,152	*	Under Armour, Inc (Class A)	643,001
4,706	*	Unifi, Inc	104,191
9,814		VF Corp	599,537
2,945		Whirlpool Corp	451,704
		TOTAL CONSUMER DURABLES & APPAREL	21,504,889

CONSUMER SERVICES - 2.5%
1,289		Bob Evans Farms, Inc	60,415
6,640		Brinker International, Inc	326,289
2,070	*	Chipotle Mexican Grill, Inc (Class A)	1,031,895
33,027		Choice Hotels International, Inc	1,459,133
25,606		Darden Restaurants, Inc	1,272,874
320		DineEquity, Inc	24,259
5,070		Domino’s Pizza, Inc	377,107
1,850		Dunkin Brands Group, Inc	84,193
359	*	Jack in the Box, Inc	19,221
109,057		Marriott International, Inc (Class A)	6,317,672
180,825		McDonald’s Corp	18,332,039
134,620	*	MGM Mirage	3,396,463
1,435	*	Panera Bread Co (Class A)	219,512
516		Papa John’s International, Inc	22,632
9,927	*	Popeyes Louisiana Kitchen, Inc	378,219
10,200		Royal Caribbean Cruises Ltd	541,926
32,267	*	Ruby Tuesday, Inc	248,778
2,668	*	Sonic Corp	50,799
171,771		Starbucks Corp	12,130,468
42,235		Starwood Hotels & Resorts Worldwide, Inc	3,237,313
2,548	*	Strayer Education, Inc	108,621
190		Vail Resorts, Inc	13,154
2,545	e	Weight Watchers International, Inc	50,391
		TOTAL CONSUMER SERVICES	49,703,373

DIVERSIFIED FINANCIALS - 6.9%
72,725	*	American Capital Ltd	1,090,148
183,439		American Express Co	16,038,072
6,020		Ares Capital Corp	103,363
363,021		Bank of New York Mellon Corp	12,295,521
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

39,685		BlackRock, Inc	$11,945,185
2,219		Calamos Asset Management, Inc (Class A)	27,027
171,722		Capital One Financial Corp	12,690,256
430		CBOE Holdings, Inc	22,945
428,892		Charles Schwab Corp	11,387,083
95,294		CME Group, Inc	6,707,745
280	e	Cohen & Steers, Inc	11,343
194,393		Discover Financial Services	10,866,569
13,450		Evercore Partners, Inc (Class A)	718,633
197,624		Franklin Resources, Inc	10,345,616
4,600	*	Green Dot Corp	79,902
114		Greenhill & Co, Inc	5,717
41,104		IntercontinentalExchange Group, Inc	8,403,302
350	*	International Assets Holding Corp	6,622
4,000	*	Internet Capital Group, Inc	81,520
155,868		Invesco Ltd	5,488,112
153	*	Investment Technology Group, Inc	3,158
17,936	e	Janus Capital Group, Inc	217,564
16,271		Legg Mason, Inc	762,947
7,399	e	Main Street Capital Corp	232,625
1,293		MCG Capital Corp	4,344
1,847	e	MVC Capital, Inc	24,085
22,954		NASDAQ OMX Group, Inc	847,003
154,906		Northern Trust Corp	9,333,086
6,610	*	PHH Corp	157,120
1,500	*	Pico Holdings, Inc	34,875
15,550	e	Prospect Capital Corp	168,095
3,216	*	Safeguard Scientifics, Inc	67,568
3,400		Solar Capital Ltd	74,460
166,942		State Street Corp	10,777,776
86,438		T Rowe Price Group, Inc	7,099,153
3,000		TD Ameritrade Holding Corp	95,700
4,900		Triangle Capital Corp	127,743
		TOTAL DIVERSIFIED FINANCIALS	138,341,983

ENERGY - 9.7%
99,182		Apache Corp	8,608,998
6,796	*	Atwood Oceanics, Inc	336,810
10,332		Baker Hughes, Inc	722,207
18,430	*,e	BPZ Energy, Inc	49,761
54,794	*	Cameron International Corp	3,559,418
2,638	e	CARBO Ceramics, Inc	369,083
5,698	*	Carrizo Oil & Gas, Inc	313,504
45,700	*	Cheniere Energy, Inc	2,579,765
28,581		Cimarex Energy Co	3,404,569
461	*	Clayton Williams Energy, Inc	66,605
78,200	*,e	Clean Energy Fuels Corp	692,070
7,670		Comstock Resources, Inc	213,226
8,230	*	Concho Resources, Inc	1,073,603
13,967	*	Contango Oil & Gas Co	670,975
43,177	*,e	Continental Resources, Inc	5,980,878
100		Core Laboratories NV	18,768
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,720	e	CVR Energy, Inc	$281,138
2,655		Dawson Geophysical Co	75,030
2,470		Delek US Holdings, Inc	79,015
5		Denbury Resources, Inc	84
134,235		Devon Energy Corp	9,396,450
1,150		Energen Corp	89,597
138,922		EOG Resources, Inc	13,614,356
72,233		Equitable Resources, Inc	7,872,675
1,665		Exterran Holdings, Inc	71,628
3,777	*	FMC Technologies, Inc	214,156
1,752	*,e	Geospace Technologies Corp	101,844
51,100	*	Hercules Offshore, Inc	228,417
112,633		Hess Corp	10,042,358
33,019	*	Hornbeck Offshore Services, Inc	1,367,977
60,991	*	ION Geophysical Corp	268,360
11,770	*	Key Energy Services, Inc	118,171
3,851	*,e	Kinder Morgan Management LLC	278,020
201,372	*	Kodiak Oil & Gas Corp	2,559,438
234,465		Marathon Oil Corp	8,475,910
120,059		Marathon Petroleum Corp	11,159,484
2,100	*	Matrix Service Co	65,037
139,626		National Oilwell Varco, Inc	10,964,830
1,625	*	Natural Gas Services Group, Inc	49,871
1,410	*	Newpark Resources, Inc	16,976
60,006		Noble Corp plc	1,848,785
114,086		Noble Energy, Inc	8,189,093
11,580	*,e	Northern Oil And Gas, Inc	178,679
7,740	*	Oasis Petroleum, Inc	359,987
127,120		Occidental Petroleum Corp	12,171,740
458		Oceaneering International, Inc	33,562
422	*	Oil States International, Inc	40,993
43,886		Oneok, Inc	2,774,473
8,658	*	PDC Energy, Inc	551,255
15,633	*	Petroquest Energy, Inc	94,111
131,761		Phillips 66	10,965,150
50,195		Pioneer Natural Resources Co	9,701,188
28,452		Questar Market Resources, Inc	873,192
31,505	*,e	Quicksilver Resources, Inc	102,706
1,928		Range Resources Corp	174,388
11,132	*	Rex Energy Corp	234,440
79	*	SEACOR Holdings, Inc	6,588
7,460	*,e	Solazyme, Inc	80,270
53,988	*	Southwestern Energy Co	2,584,945
284,263		Spectra Energy Corp	11,288,084
21,984		St. Mary Land & Exploration Co	1,629,674
26,712		Superior Energy Services	879,359
520	*	Tesco Corp	10,400
2,784		Tesoro Corp	156,711
30,215	*,e	Ultra Petroleum Corp	900,407
13,893	*	Unit Corp	916,243
287,284	*	Weatherford International Ltd	6,032,964
89,569	e	Western Refining, Inc	3,896,252
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

30,232	*	Whiting Petroleum Corp	$2,228,703
135,279		Williams Cos, Inc	5,704,715
		TOTAL ENERGY	190,660,119

FOOD & STAPLES RETAILING - 1.0%
3,418		Casey’s General Stores, Inc	234,680
107,830		Kroger Co	4,964,493
970		Pricesmart, Inc	93,159
92,089		Safeway, Inc	3,136,551
4,686		Spartan Stores, Inc	100,937
243,375		Sysco Corp	8,866,151
580		Weis Markets, Inc	26,732
55,022		Whole Foods Market, Inc	2,734,593
		TOTAL FOOD & STAPLES RETAILING	20,157,296

FOOD, BEVERAGE & TOBACCO - 3.6%
8,150		Bunge Ltd	649,147
77,129	e	Campbell Soup Co	3,508,598
37,440		ConAgra Foods, Inc	1,142,294
5,840	*	Darling International, Inc	116,858
201	*,e	Diamond Foods, Inc	6,145
8,100		Dr Pepper Snapple Group, Inc	448,902
4,635		Flowers Foods, Inc	95,110
221,141		General Mills, Inc	11,724,896
1,900	*	Hain Celestial Group, Inc	163,438
16,570		Hillshire Brands Co	590,721
5,246		Hormel Foods Corp	250,182
11,509		J.M. Smucker Co	1,112,690
153,193		Kellogg Co	10,237,888
23,289		Keurig Green Mountain, Inc	2,181,714
49,050		Kraft Foods Group, Inc	2,788,983
6,572		McCormick & Co, Inc	467,926
21,560		Mead Johnson Nutrition Co	1,902,886
357,681		Mondelez International, Inc	12,751,328
245,131		PepsiCo, Inc	21,054,301
2,326	e	Tootsie Roll Industries, Inc	65,570
674	*	TreeHouse Foods, Inc	50,442
		TOTAL FOOD, BEVERAGE & TOBACCO	71,310,019

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
352,076		Abbott Laboratories	13,639,424
134,264		Aetna, Inc	9,593,163
2,290	*	Align Technology, Inc	115,393
13,630	*	Amedisys, Inc	185,777
7,090		AmerisourceBergen Corp	462,126
2,141	*	Amsurg Corp	92,727
3,990	*,e	athenahealth, Inc	493,323
90,960		Becton Dickinson & Co	10,281,209
25,830	*,e	BioScrip, Inc	178,744
2,480	*	Brookdale Senior Living, Inc	78,963
15,294	*	Centene Corp	1,015,522
10,101	*	Cerner Corp	518,181
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,320	e	Chemed Corp	$109,916
58,082		Cigna Corp	4,648,883
1,249		Computer Programs & Systems, Inc	78,849
740	*	Cyberonics, Inc	43,778
6,000	*	DaVita, Inc	415,800
1,030		Dentsply International, Inc	45,969
3,900	*	Edwards Lifesciences Corp	317,733
9,270	*	Emeritus Corp	276,524
13,100	*	ExamWorks Group, Inc	482,080
6,430	*	Five Star Quality Care, Inc	31,057
2,130	*	Gentiva Health Services, Inc	16,039
1,539	*	Greatbatch, Inc	70,840
300	*	Haemonetics Corp	9,108
4,547	*	Henry Schein, Inc	519,404
2,640	*	HMS Holdings Corp	42,689
5,166	*	Hologic, Inc	108,408
34,757		Humana, Inc	3,814,581
1,185	*	ICU Medical, Inc	66,099
12,311	*	Idexx Laboratories, Inc	1,556,603
240	*	Integra LifeSciences Holdings Corp	10,939
670		Invacare Corp	10,586
15,685	*	Inverness Medical Innovations, Inc	523,879
760	*	IPC The Hospitalist Co, Inc	30,780
500	*	Laboratory Corp of America Holdings	49,350
743		Landauer, Inc	32,127
950	*	LHC Group, Inc	19,741
17,304	*	LifePoint Hospitals, Inc	967,640
360	*	Masimo Corp	9,634
343	*	MedAssets, Inc	7,831
232,618		Medtronic, Inc	13,682,591
2,450	*	Merit Medical Systems, Inc	31,531
15,247	*	Molina Healthcare, Inc	570,238
2,081	*	MWI Veterinary Supply, Inc	325,968
2,820	*	Natus Medical, Inc	70,021
620	*	Omnicell, Inc	16,418
5,728	*	OraSure Technologies, Inc	37,518
665	e	Owens & Minor, Inc	22,304
25,404		Patterson Cos, Inc	1,033,943
240		Quality Systems, Inc	3,545
1,640	*	Tornier BV	27,831
126		US Physical Therapy, Inc	3,887
500	*	Varian Medical Systems, Inc	39,775
5,020	*	Vocera Communications, Inc	76,555
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	66,913,544

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
9,040		Avon Products, Inc	138,131
4	e	Clorox Co	363
211,466	*	Colgate-Palmolive Co	14,231,662
1,226		Energizer Holdings, Inc	136,932
63,299		Estee Lauder Cos (Class A)	4,593,609
90,580	e	Herbalife Ltd	5,432,988
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

100,104		Kimberly-Clark Corp	$11,236,674
7,714	*	Medifast, Inc	244,148
4,949		Nu Skin Enterprises, Inc (Class A)	430,563
354,686		Procter & Gamble Co	29,279,329
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	65,724,399

INSURANCE - 5.9%
109,472		ACE Ltd	11,201,175
170,071		Aflac, Inc	10,666,853
1,306	e	Amtrust Financial Services, Inc	50,503
3,437		Arthur J. Gallagher & Co	154,734
36,464		Aspen Insurance Holdings Ltd	1,669,322
8,868		Axis Capital Holdings Ltd	405,711
234,069	*	Berkshire Hathaway, Inc (Class B)	30,159,791
109,851		Chubb Corp	10,115,080
1,217	*	eHealth, Inc	50,980
476		Employers Holdings, Inc	9,687
290	*	Enstar Group Ltd	37,439
3,280		First American Financial Corp	87,248
384,187	*	Genworth Financial, Inc (Class A)	6,857,738
85,617		Hartford Financial Services Group, Inc	3,071,082
400		Kemper Corp	15,764
45,257		Marsh & McLennan Cos, Inc	2,231,623
990		Meadowbrook Insurance Group, Inc	5,544
32,330		Montpelier Re Holdings Ltd	988,651
139	*	Navigators Group, Inc	7,919
3,027		OneBeacon Insurance Group Ltd (Class A)	46,737
4,654		PartnerRe Ltd	490,532
12,551		Platinum Underwriters Holdings Ltd	787,073
480		Primerica, Inc	22,027
109,615		Principal Financial Group	5,134,367
273,774		Progressive Corp	6,639,019
12,515		Protective Life Corp	640,142
149,994		Prudential Financial, Inc	12,101,516
200		Reinsurance Group of America, Inc (Class A)	15,342
1,890		RenaissanceRe Holdings Ltd	191,287
278		RLI Corp	11,971
179		Safety Insurance Group, Inc	9,614
476		Selective Insurance Group, Inc	10,919
637		Stancorp Financial Group, Inc	38,921
2,787		Stewart Information Services Corp	85,003
129,732		Travelers Cos, Inc	11,751,124
2,770		Willis Group Holdings plc	113,542
		TOTAL INSURANCE	115,875,980

MATERIALS - 4.7%
307	*	AEP Industries, Inc	10,935
91,901		Air Products & Chemicals, Inc	10,800,206
500		Albemarle Corp	33,520
36,366	*,e	Allied Nevada Gold Corp	123,281
38,063		AMCOL International Corp	1,745,189
7,701		Aptargroup, Inc	519,201
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

51,878		Avery Dennison Corp	$2,524,383
17,772		Ball Corp	998,609
791		Bemis Co, Inc	31,830
2,310		Carpenter Technology Corp	145,068
5,451	*	Castle (A.M.) & Co	66,938
12,740		Celanese Corp (Series A)	782,618
1,826	*	Clearwater Paper Corp	112,098
36,693		Commercial Metals Co	704,506
3,735		Compass Minerals International, Inc	342,126
1,381		Domtar Corp	128,930
10,768		Eastman Chemical Co	938,647
103,752		Ecolab, Inc	10,856,609
2,950	*	Ferro Corp	38,291
8,960	*	Flotek Industries, Inc	250,970
530		Globe Specialty Metals, Inc	10,271
26,314		H.B. Fuller Co	1,219,128
6,274		Innophos Holdings, Inc	354,105
2,468		International Flavors & Fragrances, Inc	243,147
76,030		International Paper Co	3,546,800
510	*	Kraton Polymers LLC	13,285
2,950	e	Kronos Worldwide, Inc	46,168
1,240	*	Landec Corp	14,706
51,006	*	Louisiana-Pacific Corp	835,988
119,456		LyondellBasell Industries AF S.C.A	11,049,680
20,522	*,e	McEwen Mining, Inc	49,253
62,916		MeadWestvaco Corp	2,458,128
13,548		Minerals Technologies, Inc	805,971
38,299		Mosaic Co	1,916,482
420		Neenah Paper, Inc	21,155
163,295		Nucor Corp	8,450,516
280		OM Group, Inc	8,201
18,880	*	Owens-Illinois, Inc	600,006
3,500		PolyOne Corp	131,145
90,867		Praxair, Inc	11,862,687
274		Quaker Chemical Corp	20,394
1,485		Reliance Steel & Aluminum Co	105,168
687,489	*	Rentech, Inc	1,457,477
1,576		Rock-Tenn Co (Class A)	150,681
4,580		Rockwood Holdings, Inc	325,409
42,565		Royal Gold, Inc	2,817,803
4,126		Schnitzer Steel Industries, Inc (Class A)	115,817
4,745		Sealed Air Corp	162,801
6,831		Sherwin-Williams Co	1,365,107
64,975		Sigma-Aldrich Corp	6,251,245
840		Stepan Co	48,577
22,148	*	Stillwater Mining Co	349,495
18,030		Tredegar Corp	375,204
17,846		Valspar Corp	1,303,472
1,674		Wausau Paper Corp	20,021
85,640		Worthington Industries, Inc	3,151,552
1,279		Zep, Inc	22,114
		TOTAL MATERIALS	92,833,114
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 2.9%
54,707	e	Cablevision Systems Corp (Class A)	$913,607
8,053		Cinemark Holdings, Inc	238,530
13,900		Clear Channel Outdoor Holdings, Inc (Class A)	111,478
118,898	*	Discovery Communications, Inc (Class A)	9,024,358
16,548	*	Discovery Communications, Inc (Class C)	1,160,511
13,822	*	DreamWorks Animation SKG, Inc (Class A)	332,143
5,000	*	Entercom Communications Corp (Class A)	54,000
2,205		John Wiley & Sons, Inc (Class A)	126,699
70,005	*	Journal Communications, Inc (Class A)	561,440
156,964	*	Liberty Global plc	6,032,126
120,228	*	Liberty Global plc (Class A)	4,787,479
27,936	*	Liberty Media Corp	3,623,579
2,550	*	Madison Square Garden, Inc	139,230
96,864	*,e	McClatchy Co (Class A)	530,815
65,002		New York Times Co (Class A)	1,045,232
320		Scholastic Corp	10,531
4,280		Scripps Networks Interactive (Class A)	321,300
18,530	e	Sinclair Broadcast Group, Inc (Class A)	495,307
88,204		Time Warner Cable, Inc	12,477,338
214,552		Time Warner, Inc	14,259,126
		TOTAL MEDIA	56,244,829

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
17,285	*,e	Affymetrix, Inc	128,427
110,963		Agilent Technologies, Inc	5,996,440
29,480	*	Akorn, Inc	743,485
21,150	*	Alexion Pharmaceuticals, Inc	3,345,930
142,097		Amgen, Inc	15,879,340
7,010	*,e	Auxilium Pharmaceuticals, Inc	157,795
28,060	*	AVANIR Pharmaceuticals, Inc	139,739
48,520	*	Biogen Idec, Inc	13,931,063
80	*	Bio-Rad Laboratories, Inc (Class A)	9,857
323,135		Bristol-Myers Squibb Co	16,185,832
26,442	*	Cambrex Corp	541,796
15,166	*,e	Cepheid, Inc	659,418
27,210	*	Depomed, Inc	381,212
36,260	*	Endo International plc	2,282,386
259,504	*	Gilead Sciences, Inc	20,368,469
870	*,e	Immunogen, Inc	11,258
10,000	*,e	Immunomedics, Inc	42,100
53,428	*	Incyte Corp	2,594,464
13,244	*	Ironwood Pharmaceuticals, Inc	145,949
348,763		Johnson & Johnson	35,326,204
89,450	*,e	MannKind Corp	585,897
431,979		Merck & Co, Inc	25,296,690
594	*	Mettler-Toledo International, Inc	138,473
73,818	*	Nektar Therapeutics	868,838
60,610	*,e	Opko Health, Inc	501,245
30,330	*,e	Orexigen Therapeutics, Inc	170,455
57,526	e	PDL BioPharma, Inc	488,396
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,690		PerkinElmer, Inc	$154,869
37,322	*	Salix Pharmaceuticals Ltd	4,105,420
37,321	*,e	Sangamo Biosciences, Inc	516,523
36,410	*,e	Sarepta Therapeutics, Inc	1,351,903
1,397		Techne Corp	124,766
41,110		Thermo Electron Corp	4,686,540
3,980	*	United Therapeutics Corp	398,040
31,748	*	Vertex Pharmaceuticals, Inc	2,149,340
101,301	*,e	Vivus, Inc	526,765
17,490	*	Waters Corp	1,723,465
10,913	*	Xenoport, Inc	44,307
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	162,703,096

REAL ESTATE - 4.0%
5,017		American Campus Communities, Inc	191,649
132,549		American Tower Corp	11,070,492
457,270		Annaly Capital Management, Inc	5,281,468
1,000		AvalonBay Communities, Inc	136,550
33,244		Boston Properties, Inc	3,894,202
55,874	*	CBRE Group, Inc	1,488,483
98,429		Crown Castle International Corp	7,158,741
2,518	e	Digital Realty Trust, Inc	134,461
4,441		Douglas Emmett, Inc	122,572
40,807		Duke Realty Corp	714,939
210		EastGroup Properties, Inc	13,282
515		Equity One, Inc	11,603
42,314		Equity Residential	2,515,144
3,961		Federal Realty Investment Trust	465,576
74,779		First Industrial Realty Trust, Inc	1,373,690
1,693	*	Forest City Enterprises, Inc (Class A)	32,015
540		Franklin Street Properties Corp	6,577
163,705		HCP, Inc	6,852,691
31,157		Health Care REIT, Inc	1,965,695
2,950		Healthcare Realty Trust, Inc	74,193
225,924		Host Marriott Corp	4,846,070
4,700		Invesco Mortgage Capital, Inc	78,349
8		Jones Lang LaSalle, Inc	927
266		Kilroy Realty Corp	15,846
3,363		LaSalle Hotel Properties	111,248
11,126		Liberty Property Trust	417,225
13,708		Macerich Co	889,786
873		Medical Properties Trust, Inc	11,786
5,761		Mid-America Apartment Communities, Inc	401,254
540	e	Piedmont Office Realty Trust, Inc	9,509
2,000		Plum Creek Timber Co, Inc	87,200
3,580		Post Properties, Inc	179,752
157,738		Prologis, Inc	6,408,895
140		PS Business Parks, Inc	12,008
80,182		RAIT Investment Trust	655,889
25,145	e	Ryman Hospitality Properties	1,145,355
78,672		Simon Property Group, Inc	13,625,990
500		UDR, Inc	12,930
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

31,154		Ventas, Inc	$2,058,656
40,581		Vornado Realty Trust	4,163,611
297		Washington REIT	7,265
11,648		Weyerhaeuser Co	347,693
3,851		Winthrop Realty Trust	53,529
		TOTAL REAL ESTATE	79,044,796

RETAILING - 4.7%
2,432		Aaron’s, Inc	71,671
3,793		Advance Auto Parts, Inc	460,053
37,785		American Eagle Outfitters, Inc	436,795
8,703	*	Ann Taylor Stores Corp	341,071
14,405	*	AutoZone, Inc	7,690,685
5,640	*	Barnes & Noble, Inc	92,496
64,410	*	Bed Bath & Beyond, Inc	4,001,793
39,759		Best Buy Co, Inc	1,030,951
820		Big 5 Sporting Goods Corp	10,012
160	*	Blue Nile, Inc	5,557
250	e	Buckle, Inc	11,747
2,000	*,e	Cabela’s, Inc	131,220
23,204	*	Carmax, Inc	1,015,871
9		Chico’s FAS, Inc	143
550	*	Express Parent LLC	8,013
1,820		Finish Line, Inc (Class A)	50,105
20,496		Foot Locker, Inc	953,679
2	e	GameStop Corp (Class A)	79
153,911		Gap, Inc	6,048,702
77,264		Genuine Parts Co	6,731,240
8,830		GNC Holdings, Inc	397,350
15,540	*	HomeAway, Inc	506,915
11,044		HSN, Inc	640,994
78,417		Kohl’s Corp	4,296,467
223,920	*	Liberty Interactive Corp	6,507,115
7,610	*	LKQ Corp	221,603
274,544		Lowe’s Companies, Inc	12,604,315
60,520		Macy’s, Inc	3,475,664
300		Men’s Wearhouse, Inc	14,214
4,511	*	NetFlix, Inc	1,452,722
19,391	*	New York & Co, Inc	81,248
19,735		Nordstrom, Inc	1,209,361
2,593		Nutri/System, Inc	38,895
58,747	*	Office Depot, Inc	240,275
33,360	*	Orbitz Worldwide, Inc	245,196
2,718	*	O’Reilly Automotive, Inc	404,411
2,957	*,e	Outerwall, Inc	205,068
560		Petsmart, Inc	37,901
10,219		Pier 1 Imports, Inc	186,599
4,920		Ross Stores, Inc	334,954
5,448	*	Sally Beauty Holdings, Inc	149,330
555		Shoe Carnival, Inc	12,676
14,270	*	Shutterfly, Inc	584,071
3,780		Signet Jewelers Ltd	382,990
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

167,116		Staples, Inc	$2,088,950
2,017		Stein Mart, Inc	25,213
181,161		Target Corp	11,186,692
4,975		Tiffany & Co	435,263
203,374		TJX Companies, Inc	11,832,300
31,676	*	TripAdvisor, Inc	2,557,520
10,381	*	Tuesday Morning Corp	145,126
5		Williams-Sonoma, Inc	314
		TOTAL RETAILING	91,593,595

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
22,833	*	Advanced Energy Industries, Inc	499,586
15,350	*,e	Advanced Micro Devices, Inc	62,782
7,601		Analog Devices, Inc	389,855
563,698		Applied Materials, Inc	10,744,084
5,850	*,e	Cirrus Logic, Inc	130,455
5,920		Cypress Semiconductor Corp	56,063
2,000	*,e	Freescale Semiconductor Holdings Ltd	43,940
1,076		Hittite Microwave Corp	63,871
800,617		Intel Corp	21,368,468
430	*	International Rectifier Corp	11,197
6,210	*	Lam Research Corp	357,758
4,210	e	Microchip Technology, Inc	200,144
159,652	*	ON Semiconductor Corp	1,502,325
18,114	*	RF Micro Devices, Inc	152,882
28,847	*	Skyworks Solutions, Inc	1,184,169
33,452	*,e	SunPower Corp	1,117,966
11,248	*,e	Teradyne, Inc	198,752
290,621		Texas Instruments, Inc	13,208,724
11,750	*	Triquint Semiconductor, Inc	166,615
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	51,459,636

SOFTWARE & SERVICES - 9.6%
158,091		Accenture plc	12,682,060
169,452	*	Adobe Systems, Inc	10,453,494
328		Advent Software, Inc	9,453
23,783	*,e	Angie’s List, Inc	268,986
67,934	*	AOL, Inc	2,908,255
56,565	*	Autodesk, Inc	2,716,251
4,960	*	Brightcove, Inc	42,755
33,560		Broadridge Financial Solutions, Inc	1,286,690
143,614		CA, Inc	4,328,526
1,110	*	Cadence Design Systems, Inc	17,272
218,524	*	Cognizant Technology Solutions Corp (Class A)	10,468,392
36,955		Compuware Corp	382,854
1,980	*	comScore, Inc	62,033
5,337		Convergys Corp	114,959
9,370	*,e	Conversant, Inc	229,003
32,400	*,e	Demand Media, Inc	134,784
1,309	*,e	E2open, Inc	22,606
1,124	e	Factset Research Systems, Inc	119,706
380		Fair Isaac Corp	21,736
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,614	*	FleetCor Technologies, Inc	$184,206
8,970	*	Fortinet, Inc	197,161
3,929		Global Payments, Inc	262,575
37,670	*,e	Glu Mobile, Inc	150,680
38,549	*	Google, Inc	20,302,216
40,859	*	Google, Inc (Class A)	21,854,662
570	*	Higher One Holdings, Inc	3,414
300	*	Infoblox, Inc	5,886
23,796	*	Informatica Corp	843,568
138,332		International Business Machines Corp	27,178,088
121,874		Intuit, Inc	9,231,956
360	e	j2 Global, Inc	16,690
7,278	*	Liquidity Services, Inc	125,546
605	*	LogMeIn, Inc	27,497
5,430	*	Marketo, Inc	147,370
1,000		MAXIMUS, Inc	42,570
12,089	e	Mercadolibre, Inc	1,127,541
300	*	NetSuite, Inc	23,193
5,875	*,e	NeuStar, Inc (Class A)	151,105
8,650	*,e	OpenTable, Inc	580,934
545,184		Oracle Corp	22,287,122
13,708	*	QuinStreet, Inc	83,619
6,480	*	Rally Software Development Corp	84,758
2,376	*	Rosetta Stone, Inc	28,298
1,854	*	Rovi Corp	41,326
180,628	*	Salesforce.com, Inc	9,329,436
2,065	*	Seachange International, Inc	19,349
6,070	*	ServiceSource International LLC	37,877
2,310	*	SolarWinds, Inc	93,139
1,976	*	SPS Commerce, Inc	102,357
266	*	Stamps.com, Inc	9,233
538	*	Sykes Enterprises, Inc	10,647
299,389		Symantec Corp	6,071,609
1,650	*	Syntel, Inc	132,528
4,529	*,e	Tangoe, Inc	68,116
5,470	*	Teradata Corp	248,666
2,810	*	Ultimate Software Group, Inc	336,160
4,890	*	Unisys Corp	119,169
856,024		Xerox Corp	10,349,330
331,650	*	Yahoo!, Inc	11,922,818
		TOTAL SOFTWARE & SERVICES	190,102,230

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
330		Adtran, Inc	7,402
34,604	*	Aruba Networks, Inc	684,121
1,070		Belden CDT, Inc	78,977
1,524	*	Benchmark Electronics, Inc	35,326
910		Black Box Corp	19,347
690	*	Calix Networks, Inc	6,079
2,299	*	Checkpoint Systems, Inc	29,358
876,282		Cisco Systems, Inc	20,250,877
1,960	*	Cognex Corp	67,483
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

180	*	Coherent, Inc	$10,748
108,519		Corning, Inc	2,269,132
62,502	*	Cray, Inc	1,794,432
1,190	*	DTS, Inc	22,146
534,802		EMC Corp	13,797,892
1,110		FEI Co	88,267
30,351	*,e	Finisar Corp	793,679
13,898	*	Flextronics International Ltd	124,943
104,290	*,e	Fusion-io, Inc	900,023
460,856		Hewlett-Packard Co	15,235,899
11,040	*	Ingram Micro, Inc (Class A)	297,638
2,970	*	Insight Enterprises, Inc	77,576
5,777		InterDigital, Inc	200,578
7,022	*,e	IPG Photonics Corp	453,832
350	*	Itron, Inc	13,300
15,050		Jabil Circuit, Inc	259,763
1,916	*	Kemet Corp	9,599
14,044		Lexmark International, Inc (Class A)	603,892
212		Littelfuse, Inc	19,197
60,397		Motorola, Inc	3,840,041
417		National Instruments Corp	11,388
1,478	*	Netgear, Inc	47,739
14,946	*	Oplink Communications, Inc	256,174
500	*	OSI Systems, Inc	27,905
281	*	Plexus Corp	11,780
659	*,e	Procera Networks, Inc	6,102
13,750	*	QLogic Corp	159,225
264,175		Qualcomm, Inc	20,793,214
5,980	*,e	RealD, Inc	65,541
610	*	Rofin-Sinar Technologies, Inc	13,542
270	*	Scansource, Inc	10,371
1,340	*,e	Silicon Graphics International Corp	16,187
3,009	*	Super Micro Computer, Inc	61,263
1,993	*	Tech Data Corp	124,543
3,218	*	TTM Technologies, Inc	25,390
2,515	*,e	Universal Display Corp	65,516
3,451	*	Vishay Precision Group, Inc	56,010
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,743,437

TELECOMMUNICATION SERVICES - 1.3%
5,000	*	Boingo Wireless, Inc	33,000
2,300	*	Cbeyond Communications, Inc	22,747
306,463		CenturyTel, Inc	10,698,623
48,437	*	Cincinnati Bell, Inc	162,264
2,650	e	Consolidated Communications Holdings, Inc	52,788
635,787	e	Frontier Communications Corp	3,782,933
23,530	*,e	Iridium Communications, Inc	156,945
8,320	*	Level 3 Communications, Inc	358,010
10,380	*	SBA Communications Corp (Class A)	931,709
719,737	*	Sprint Corp	6,117,764
18,216	*	tw telecom inc (Class A)	559,049
1,580		USA Mobility, Inc	27,065
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,170	*	Vonage Holdings Corp	$19,853
231,653	e	Windstream Holdings, Inc	2,101,093
		TOTAL TELECOMMUNICATION SERVICES	25,023,843

TRANSPORTATION - 2.3%
29,402		Alaska Air Group, Inc	2,766,140
158		Allegiant Travel Co	18,557
387		Amerco, Inc	96,793
310		Arkansas Best Corp	12,220
6,700	*	Avis Budget Group, Inc	352,353
490		CH Robinson Worldwide, Inc	28,861
323,611		CSX Corp	9,132,302
2,060	*	Echo Global Logistics, Inc	40,294
8		Expeditors International of Washington, Inc	330
1,903	*	Genesee & Wyoming, Inc (Class A)	188,416
1,000	*	Hertz Global Holdings, Inc	28,470
218		J.B. Hunt Transport Services, Inc	16,590
218	*	Kirby Corp	21,935
180		Landstar System, Inc	11,338
79,435		Norfolk Southern Corp	7,508,991
9		Ryder System, Inc	740
50,466		Union Pacific Corp	9,610,240
154,045		United Parcel Service, Inc (Class B)	15,173,432
		TOTAL TRANSPORTATION	45,008,002

UTILITIES - 3.9%
7,880		American States Water Co	239,237
3,470		American Water Works Co, Inc	157,989
76,142	*	Calpine Corp	1,745,936
74,236		Centerpoint Energy, Inc	1,838,083
1,701		Chesapeake Utilities Corp	107,605
110,483		Cleco Corp	5,805,882
133,325		Consolidated Edison, Inc	7,736,850
62,116		Duke Energy Corp	4,627,021
510		Empire District Electric Co	12,403
2,130		Integrys Energy Group, Inc	130,526
10,413		ITC Holdings Corp	384,969
5,397		MDU Resources Group, Inc	191,162
25,938		MGE Energy, Inc	991,350
6,859		New Jersey Resources Corp	341,098
130,495		NextEra Energy, Inc	13,029,926
180,037		NiSource, Inc	6,538,944
96,934		Northeast Utilities	4,581,101
2,044		Northwest Natural Gas Co	90,488
290		Ormat Technologies, Inc	7,737
255,868		Pepco Holdings, Inc	6,847,028
153,872		PG&E Corp	7,013,486
64,807		Piedmont Natural Gas Co, Inc	2,319,443
8,480		Pinnacle West Capital Corp	474,456
1,330		PNM Resources, Inc	36,814
12,539		Public Service Enterprise Group, Inc	513,723
77,538		Sempra Energy	7,646,022
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

6,188		SJW Corp			$168,499
18,724		South Jersey Industries, Inc			1,075,694
26,660		TECO Energy, Inc			478,814
2,730		UGI Corp			127,464
1,494		Unitil Corp			49,601
270		UNS Energy Corp			16,216
1,260		Vectren Corp			51,118
14,518		WGL Holdings, Inc			577,671
11,774	e	Wisconsin Energy Corp			570,803
38,029		Xcel Energy, Inc			1,211,984
		TOTAL UTILITIES			77,737,143

		TOTAL COMMON STOCKS			1,962,433,933
		(Cost $1,349,382,003)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.8%
TREASURY DEBT - 0.3%
$100,000		United States Treasury Bill	0.080%	05/01/14	100,000
1,000,000		United States Treasury Bill	0.080	09/04/14	999,895
5,400,000		United States Treasury Bill	0.093	03/05/15	5,396,188
		TOTAL TREASURY DEBT			6,496,083

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

GOVERNMENT AGENCY DEBT - 0.5%
10,000,000		Federal Home Loan Mortgage Association (FNMA)	0.037	07/23/14	9,999,080
		TOTAL GOVERNMENT AGENCY DEBT			9,999,080

TREASURY DEBT - 2.0%
37,000,000		United States Treasury Bill	0.014-0.081	06/26/14-03/5/15	36,981,340
		TOTAL TREASURY DEBT			36,981,340
		TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED			46,980,420
		TOTAL SHORT-TERM INVESTMENTS			53,476,503
		(Cost $53,475,546)

		TOTAL INVESTMENTS - 102.3%			2,015,910,436
		(Cost $1,402,857,549)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(44,411,056)
		NET ASSETS - 100.0%			$1,971,499,380

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,958,120.
71

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.1%

HONG KONG - 0.1%
$534,000		Asia Pacific Investment Partners	8.000%	04/29/15	$534,000
		TOTAL HONG KONG			534,000

		TOTAL CORPORATE BONDS			534,000
		(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 99.5%

ARGENTINA - 0.3%
81,634		Ternium S.A. (ADR)			2,339,630
		TOTAL ARGENTINA			2,339,630

AUSTRALIA - 0.8%
883,899		Echo Entertainment Group Ltd			2,324,821
413,085		Oil Search Ltd			3,422,416
		TOTAL AUSTRALIA			5,747,237

BRAZIL - 10.4%
988,300		AMBEV S.A.			7,224,707
311,200		Banco Bradesco S.A. (Preference)			4,632,236
786,190		Banco Itau Holding Financeira S.A.			12,975,352
359,066	*	BHG S.A.-Brazil Hospitality Group			2,238,375
352,900		Braskem S.A.			2,408,852
99,300		Cia Brasileira de Distribuicao Grupo Pao de Acucar			4,698,352
448,720		Cielo S.A.			7,949,071
253,700		Iochpe-Maxion S.A.			2,294,934
134,800		Kepler Weber S.A.			2,194,524
155,100		Linx S.A.			3,384,759
177,600		Mills Estruturas e Servicos de			2,239,763
171,533		Multiplan Empreendimentos Imobiliarios S.A.			3,791,074
1,193,845		Petroleo Brasileiro S.A.			8,368,560
205,400		Smiles S.A.			3,891,983
178,000		Ultrapar Participacoes S.A.			4,468,860
474,400		Vale S.A.			6,255,123
		TOTAL BRAZIL			79,016,525

CAMBODIA - 0.3%
2,696,000		NagaCorp Ltd			2,456,621
		TOTAL CAMBODIA			2,456,621
72

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CHILE - 0.6%
988,864		Parque Arauco S.A.	$1,769,863
1,197,486		Vina Concha y Toro S.A.	2,536,292
		TOTAL CHILE	4,306,155

CHINA - 13.1%
785,500	e	Anhui Conch Cement Co Ltd	2,932,860
349,500		Beijing Enterprises Holdings Ltd	3,043,635
2,338,000	*	China Animal Healthcare Ltd	1,527,930
2,112,000	e	China Everbright International Ltd	2,649,633
2,253,000		China Medical System Holdings Ltd	2,669,623
1,004,000		China Mengniu Dairy Co Ltd	5,166,716
1,643,400	*,e,m	China Metal Recycling Holdings Ltd	2,120
2,556,000		China Minsheng Banking Corp Ltd	2,578,778
1,966,000	e	China Overseas Land & Investment Ltd	4,839,666
1,080,000		China Resources Gas Group Ltd	3,203,649
4,092,000	*,e	China Shipping Development Co Ltd	2,248,390
1,308,000		China Unicom Ltd	2,005,209
1,616,000		CNOOC Ltd	2,671,002
3,088,000	e	CPMC Holdings Ltd	2,452,345
5,640,000		Greatview Aseptic Packaging Co	3,441,391
3,309,000		Hilong Holding Ltd	1,728,958
6,248,000		Huadian Fuxin Energy Corp Ltd	2,921,589
3,958,000		Huadian Power International Co	2,151,062
9,116,000		Huaneng Renewables Corp Ltd	2,833,862
143,179	*,e	iKang Healthcare Group, Inc (ADR)	1,965,848
21,351,834		Industrial & Commercial Bank of China	12,758,096
5,243,000		NVC Lighting Holdings Ltd	1,309,605
2,872,000	*	PICC Property & Casualty Co Ltd	3,796,319
805,000		Shanghai Fosun Pharmaceutical Group Co Ltd	2,731,897
36,155	*	Sina Corp	1,728,209
283,600	*	Tencent Holdings Ltd	17,855,439
574,000		Xinao Gas Holdings Ltd	4,014,735
771,500		Zhuzhou CSR Times Electric Co Ltd	2,268,731
		TOTAL CHINA	99,497,297

COLOMBIA - 1.4%
140,925		BanColombia S.A. (Preference)	1,993,904
540,732		Cementos Argos S.A.	3,015,585
374,592	*	Cemex Latam Holdings S.A.	3,458,531
219,340		Grupo Argos S.A.	2,414,742
		TOTAL COLOMBIA	10,882,762

CZECH REPUBLIC - 0.4%
14,273		Komercni Banka AS	3,291,008
		TOTAL CZECH REPUBLIC	3,291,008

GREECE - 2.8%
133,600	*	Aegean Airlines S.A.	1,380,857
10,619,520	*	Eurobank Ergasias SA	6,040,524
27,876		Eurobank Properties Real Estate Investment Co	322,539
73

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

143,793	*	Hellenic Telecommunications Organization S.A.	$2,297,198
100,260		JUMBO S.A.	1,620,464
175,562		OPAP S.A.	2,803,732
2,170,412	*	Piraeus Bank S.A.	5,122,122
130,557		Public Power Corp	1,975,537
		TOTAL GREECE	21,562,973

HONG KONG - 4.6%
789,400		AIA Group Ltd	3,839,321
22,290	*,m	Asia Pacific Investment Partners Limited	169,514
11,514,000	*,e	GCL Poly Energy Holdings Ltd	3,458,467
2,385,351	*	Intime Retail Group Co Ltd	2,342,570
42,892,000		Lai Fung Holdings Ltd	914,751
54,846,000	*	Lai Sun Development	1,283,524
5,098,000	e	Lee & Man Paper Manufacturing Ltd	2,771,470
74,190		Melco PBL Entertainment Macau Ltd (ADR)	2,535,814
1,920,000	e	Newocean Energy Holdings Ltd	1,267,980
3,172,000		Noble Group Ltd	3,266,143
373,200		Sands China Ltd	2,739,945
763,000		Shenzhou International Group Holdings Ltd	2,632,464
1,847,127	*	Summit Ascent Holdings Ltd	2,795,357
1,514,500		Techtronic Industries Co	4,839,009
		TOTAL HONG KONG	34,856,329

INDIA - 7.9%
798,938		Bharat Forge Ltd	5,414,996
762,674	*	DEN Networks Ltd	2,205,537
58,827		Dr Reddy’s Laboratories Ltd	2,640,079
210,529		Havells India Ltd	3,254,796
156,242		HCL Technologies Ltd	3,635,813
211,474		ICICI Bank Ltd	4,360,165
868,260		Infrastructure Development Finance Co Ltd	1,610,367
96,247	*	Just Dial Ltd	1,885,366
216,790		Larsen & Toubro Ltd	4,662,496
181,421	*	Lupin Ltd	2,977,062
589,830		Motherson Sumi Systems Ltd	2,488,221
695,850		Mundra Port and Special Economic Zone Ltd	2,176,058
387,904	*	Phoenix Mills Ltd	1,598,170
193,416		Reliance Industries Ltd	3,006,481
563,314		Sun Pharmaceutical Industries Ltd	5,917,740
543,450		Tata Motors Ltd	3,759,184
517,201		Tata Steel Ltd	3,442,983
98,815	*	Tech Mahindra Ltd	3,004,623
531,175		ZEE Telefilms Ltd	2,315,764
		TOTAL INDIA	60,355,901

INDONESIA - 1.8%
3,048,600	*	Bank Rakyat Indonesia	2,618,000
4,584,900		PT Astra International Tbk	2,954,015
6,869,000		PT Cardig Aero Services Tbk	561,450
535,700		PT Indocement Tunggal Prakarsa Tbk	1,016,700
2,046,129	*	PT Matahari Department Store Tbk	2,658,620
74

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

3,334,100		PT MNC Sky Vision Tbk	$642,956
6,324,200		PT Perusahaan Gas Negara	2,920,856
		TOTAL INDONESIA	13,372,597

JAPAN - 0.5%
51,000		Softbank Corp	3,798,378
		TOTAL JAPAN	3,798,378

KOREA, REPUBLIC OF - 15.6%
10,163		CJ O Shopping Co Ltd	3,592,755
221,866	*	CrucialTec Co Ltd	2,485,745
54,150		Doosan Heavy Industries and Construction Co Ltd	1,830,335
68,270		Halla Climate Control Corp	2,856,596
138,310	*	Hanjin Kal Corp	2,969,542
211,160	*	Hynix Semiconductor, Inc	8,233,857
39,539		Hyundai Motor Co	8,815,870
67,380		IMARKETKOREA,Inc	2,039,713
5,560		KCC Corp	2,772,636
83,200		Korea Electric Power Corp	3,181,132
20,216		LG Chem Ltd	5,160,309
14,545		LG Hausys Ltd	2,567,785
262,240	*	Lumens Co Ltd	3,527,394
23,627		Mando Corp	2,842,275
10,897		Naver Corp	7,847,112
17,303		NCsoft	3,442,936
87,620		Samsung Card Co	3,182,550
19,021		Samsung Electronics Co Ltd	24,802,629
2,569		Samsung Electronics Co Ltd (Preference)	2,583,332
47,281	*	Samsung Engineering Co Ltd	3,549,223
83,876	*	Sapphire Technology Co Ltd	3,379,664
70,995		Seoul Semiconductor Co Ltd	2,857,716
136,176		Shinhan Financial Group Co Ltd	5,943,863
67,674	*	WeMade Entertainment Co Ltd	2,950,290
69,905		Woongjin Coway Co Ltd	5,525,397
		TOTAL KOREA, REPUBLIC OF	118,940,656

MEXICO - 6.6%
2,055,100		Alfa S.A. de C.V. (Class A)	5,411,568
1,267,600	e	Alpek SAB de C.V.	2,180,046
481,100		Alsea SAB de C.V.	1,661,800
5,937,504	*,e	Cemex S.A. de C.V.	7,592,780
851,800	e	Compartamos SAB de C.V.	1,492,290
1,028,200	e	Credito Real SAB de C.V.	1,873,634
643,000	e	Fomento Economico Mexicano S.A. de C.V.	5,867,862
1,053,000	*	Genomma Lab Internacional S.A. de C.V.	2,668,971
1,054,980		Grupo Financiero Banorte S.A. de C.V.	6,993,821
694,600		Grupo Financiero Inbursa S.A.	1,776,485
1,500,400		Grupo Mexico S.A. de C.V. (Series B)	4,505,988
895,000		Grupo Televisa S.A.	5,871,006
321,200		Mexico Real Estate Management S.A. de C.V.	609,857
766,000		Wal-Mart de Mexico S.A. de C.V. (Series V)	1,936,847
		TOTAL MEXICO	50,442,955
75

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PERU - 0.2%
519,649		Alicorp S.A.	$1,573,292
		TOTAL PERU	1,573,292

PHILIPPINES - 3.5%
6,387,800	*	Emperador, Inc	1,824,731
145,450		GT Capital Holdings, Inc	2,835,083
2,303,300		Holcim Philippines, Inc	718,167
1,554,700		International Container Term Services, Inc	3,777,645
4,131,100	*	Megawide Construction Corp	1,221,353
30,143,000		Megaworld Corp	3,155,984
1,554,753	*	Metropolitan Bank & Trust	2,961,030
91,842		Philippine Stock Exchange, Inc	610,632
3,114,600		Robinsons Land Corp	1,562,979
1,332,220	*	Robinsons Retail Holdings, Inc	2,005,006
7,033,375		SM Prime Holdings	2,581,973
1,105,447		Universal Robina	3,630,025
		TOTAL PHILIPPINES	26,884,608

POLAND - 1.4%
93,354	*	Alior Bank S.A.	2,464,263
497,045	*	Energa S.A.	2,963,243
361,190		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,956,748
		TOTAL POLAND	10,384,254

ROMANIA - 0.1%
89,765	*	Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR)	969,462
		TOTAL ROMANIA	969,462

RUSSIA - 2.7%
93,500		Eurasia Drilling Co Ltd (GDR)	2,304,775
930,584		Gazprom OAO (ADR)	6,725,271
265,295	*	Lenta Ltd (ADR)	2,570,708
103,939		LUKOIL (ADR)	5,502,471
79,712		Magnit OAO (GDR)	3,772,176
		TOTAL RUSSIA	20,875,401

SINGAPORE - 2.6%
2,207,800	e	Ezion Holdings Ltd	4,013,450
2,230,000	e	Genting International plc	2,362,916
1,218,000		Global Logistic Properties	2,775,930
4,806,000		Golden Agri-Resources Ltd	2,344,532
262,000		Keppel Corp Ltd	2,204,476
2,340,000	*	Pacific Radiance Ltd	1,991,173
1,936,000		Parkson Retail Asia Ltd	1,432,133
1,009,000		Petra Foods Ltd	2,857,103
		TOTAL SINGAPORE	19,981,713
76

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 3.4%
287,620		AngloGold Ashanti Ltd	$5,199,344
208,698		Barclays Africa Group Ltd	3,057,231
178,244		MTN Group Ltd	3,575,896
74,872		Naspers Ltd (N Shares)	7,075,348
122,634		Sasol Ltd	6,872,938
		TOTAL SOUTH AFRICA	25,780,757

SRI LANKA - 0.3%
1,333,232		John Keells Holdings plc	2,431,183
		TOTAL SRI LANKA	2,431,183

SWITZERLAND - 0.4%
114,518		Coca-Cola HBC AG.	2,902,172
		TOTAL SWITZERLAND	2,902,172

TAIWAN - 9.2%
3,914,000		Advanced Semiconductor Engineering, Inc	4,557,705
291,000		Airtac International Group	3,129,860
1,140,515		Cathay Financial Holding Co Ltd	1,612,671
110,454		ChipMOS TECHNOLOGIES Bermuda Ltd	2,323,952
537,000		Delta Electronics, Inc	3,297,005
1,710,000		Epistar Corp	3,742,086
231,000		Gourmet Master Co Ltd	1,872,564
1,653,509		Hon Hai Precision Industry Co, Ltd	4,748,813
1,294,000		Hota Industrial Manufacturing Co Ltd	2,075,655
2,055,000	*	Inotera Memories, Inc	2,110,865
103,000		Largan Precision Co Ltd	6,448,707
630,000		MediaTek, Inc	9,872,090
796,000		Radiant Opto-Electronics Corp	3,209,286
5,399,000		Taiwan Semiconductor Manufacturing Co Ltd	21,214,589
		TOTAL TAIWAN	70,215,848

THAILAND - 3.1%
267,100		Advanced Info Service PCL (ADR)	2,002,664
4,383,600		Amata Corp PCL (Foreign)	2,133,439
3,016,473		Beauty Community PCL (ADR)	1,871,179
2,752,500		MC Group PCL (ADR)	1,482,106
3,835,110		Minor International PCL (Foreign)	2,921,897
385,100		PTT Exploration & Production PCL (ADR)	1,900,775
257,600		Siam Cement PCL (ADR)	3,460,813
829,300		Siam Commercial Bank PCL (Foreign)	4,177,253
158,800		Thai Stanley Electric PCL (ADR)	1,045,253
1,153,000		Thai Union Frozen Products PCL (ADR)	2,498,511
		TOTAL THAILAND	23,493,890

TURKEY - 1.8%
335,087		Arcelik AS	2,071,241
128,132		Coca-Cola Icecek AS	3,009,321
625,278		Haci Omer Sabanci Holding AS	2,647,178
222,817		TAV Havalimanlari Holding AS	1,789,034
188,946		Tofas Turk Otomobil Fabrik	1,159,710
814,384		Turk Hava Yollari	2,614,822
		TOTAL TURKEY	13,291,306
77

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

UNITED ARAB EMIRATES - 1.8%
206,709		Al Noor Hospitals Group plc	$3,483,093
1,411,486	*	Emaar Properties PJSC	4,197,472
784,823		First Gulf Bank PJSC	3,709,756
270,420		NMC Health plc	2,008,938
		TOTAL UNITED ARAB EMIRATES	13,399,259

UNITED KINGDOM - 1.3%
1,276,642	*	Afren plc	3,391,042
88,903		SABMiller plc (Johannesburg)	4,834,820
387,005	*	Stock Spirits Group plc	1,905,058
		TOTAL UNITED KINGDOM	10,130,920

UNITED STATES - 0.4%
88,763		Southern Copper Corp (NY)	2,675,317
		TOTAL UNITED STATES	2,675,317

VIETNAM - 0.2%
405,530	*	Masan Group Corp	1,843,413
		TOTAL VIETNAM	1,843,413

		TOTAL COMMON STOCKS	757,699,819
		(Cost $694,224,148)

PREFERRED STOCKS - 0.0%

INDIA - 0.0%
11,154,675	*	Zee Entertainment Enterprises Ltd	142,404
		TOTAL INDIA	142,404

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,863
		TOTAL PHILIPPINES	3,863

		TOTAL PREFERRED STOCKS	146,267
		(Cost $123,032)

RIGHTS / WARRANTS - 0.2%
BRAZIL - 0.0%
1,383		AMBEV S.A.	155
		TOTAL BRAZIL	155

GREECE - 0.2%
973,202		Piraeus Bank S.A.	1,336,670
		TOTAL GREECE	1,336,670

		TOTAL RIGHTS / WARRANTS	1,336,825
		(Cost $853,106)
78

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 3.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
27,975,498	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$27,975,498
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	27,975,498
		TOTAL SHORT-TERM INVESTMENTS	27,975,498
		(Cost $27,975,498)

		TOTAL INVESTMENTS - 103.4%	787,692,409
		(Cost $723,709,784)
		OTHER ASSETS & LIABILITIES, NET - (3.4)%	(26,170,437)
		NET ASSETS - 100.0%	$761,521,972

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,940,773.
m	Indicates a security that has been deemed illiquid.
79

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2014

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$166,537,520	21.8%
FINANCIALS	149,492,103	19.6
CONSUMER DISCRETIONARY	110,764,550	14.6
INDUSTRIALS	72,124,589	9.5
MATERIALS	67,445,096	8.9
CONSUMER STAPLES	66,311,249	8.7
ENERGY	58,605,612	7.7
HEALTH CARE	28,591,181	3.8
UTILITIES	26,165,666	3.4
TELECOMMUNICATION SERVICES	13,679,345	1.8
SHORT-TERM INVESTMENTS	27,975,498	3.6
OTHER ASSETS & LIABILITIES, NET	(26,170,437)	(3.4)

NET ASSETS	$761,521,972	100.0%

80

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 7.8%
424,570		Australia & New Zealand Banking Group Ltd	$13,653,226
101,383		BHP Billiton Ltd	3,570,364
115,568		Brambles Ltd	1,016,221
51,667		Commonwealth Bank of Australia	3,800,671
38,865		Computershare Ltd	447,986
46,308		CSL Ltd	2,952,150
1,174,157		DB RREEF Trust	1,242,169
488,151		Federation Centres	1,133,136
2,979	e	Flight Centre Ltd	149,409
1,556,954	e	Fortescue Metals Group Ltd	7,364,291
682,797		Insurance Australia Group Ltd	3,649,384
154,489	e	Leighton Holdings Ltd	2,747,152
27,574		Metcash Ltd	71,213
23,504		National Australia Bank Ltd	773,925
130,554		Orica Ltd	2,664,411
3,491		REA Group Ltd	152,251
9,547		Sonic Healthcare Ltd	157,479
306,558		SP AusNet	399,492
187,000		Suncorp-Metway Ltd	2,270,962
788,612		Telstra Corp Ltd	3,834,315
9,567		Wesfarmers Ltd	380,758
311,668		Westfield Retail Trust	925,959
466,281		Westpac Banking Corp	15,272,807
125,965		Woodside Petroleum Ltd	4,788,071
132,441		Woolworths Ltd	4,602,586
		TOTAL AUSTRALIA	78,020,388

AUSTRIA - 0.4%
77,055	*,m	Immoeast AG.	0
50,882		OMV AG.	2,378,958
40,227		Voestalpine AG.	1,837,545
		TOTAL AUSTRIA	4,216,503

BELGIUM - 1.0%
79,582		Ageas	3,424,869
51,410		InBev NV	5,603,476
16,513		Telenet Group Holding NV	967,803
		TOTAL BELGIUM	9,996,148

CHINA - 0.4%
1,149,000		BOC Hong Kong Holdings Ltd	3,371,364
1,266,000	e	Yangzijiang Shipbuilding	1,113,395
		TOTAL CHINA	4,484,759
81

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

DENMARK - 1.5%
1,141		AP Moller - Maersk AS (Class A)	$2,592,200
3,500		AP Moller - Maersk AS (Class B)	8,355,403
15,818		Coloplast AS	1,328,600
41,100		Novo Nordisk AS	1,865,364
6,481		TrygVesta AS	615,524
		TOTAL DENMARK	14,757,091

FINLAND - 1.2%
92,540	e	Kone Oyj (Class B)	3,966,767
98,985	e	Neste Oil Oyj	2,032,436
474,147	e	Stora Enso Oyj (R Shares)	4,841,805
55,098	e	UPM-Kymmene Oyj	964,975
		TOTAL FINLAND	11,805,983

FRANCE - 10.1%
423,685		AXA S.A.	11,056,487
13,545		BNP Paribas	1,017,832
35,152	e	Cap Gemini S.A.	2,483,618
174,241	e	Carrefour S.A.	6,792,096
36,738	*,e	Casino Guichard Perrachon S.A.	4,681,274
57,602		CNP Assurances	1,328,852
249,756	*	Credit Agricole S.A.	3,940,761
168,519		Electricite de France	6,471,282
73,407	e	Gaz de France	1,850,108
155,533		Groupe Eurotunnel S.A.	2,088,001
14,633		Imerys S.A.	1,285,027
76,421		Michelin (C.G.D.E.) (Class B)	9,371,565
97,911		Renault S.A.	9,572,744
26,116		Safran S.A.	1,757,663
41,384	e	Sanofi-Aventis	4,466,155
5,897		Schneider Electric S.A.	553,557
65,323		SCOR	2,390,349
159,837		Total S.A.	11,435,403
53,749		Valeo S.A.	7,381,307
154,483	e	Vinci S.A.	11,664,443
		TOTAL FRANCE	101,588,524

GERMANY - 9.7%
76,015		Allianz AG.	13,228,879
128,900	*,e	BASF AG.	14,953,136
24,183		Bayer AG.	3,362,445
47,516	e	Continental AG.	11,180,732
108,113		Daimler AG. (Registered)	10,065,226
302,288	e	Deutsche Lufthansa AG.	7,591,305
33,014	e	Hannover Rueckversicherung AG.	3,076,308
9,126		Henkel KGaA (Preference)	1,018,007
131,596	e	K&S AG.	4,611,137
5,465		Kabel Deutschland Holding AG.	740,141
35,754	*	Merck KGaA	6,043,991
47,430	*,e	Muenchener Rueckver AG.	10,963,867
94,302		ProSiebenSat. Media AG.	4,127,394
82

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

7,698		SAP AG.	$622,206
21,965		Siemens AG.	2,897,628
26,312	e	Suedzucker AG.	562,262
140,150		Telefonica Deutschland Holding AG.	1,165,970
1,686	*	Volkswagen AG.	452,098
		TOTAL GERMANY	96,662,732

HONG KONG - 2.4%
162,000		Cheung Kong Holdings Ltd	2,766,533
466,000	*,e	Galaxy Entertainment Group Ltd	3,678,684
190,900		Hang Seng Bank Ltd	3,116,641
416,000		Henderson Land Development Co Ltd	2,486,623
403,000		Hong Kong Electric Holdings Ltd	3,483,677
18,800		Hong Kong Exchanges and Clearing Ltd	338,086
78,000		Hutchison Whampoa Ltd	1,070,121
200,000		Hysan Development Co Ltd	857,773
315,000		Link REIT	1,568,302
149,000		NWS Holdings Ltd	255,529
1,120,000		SJM Holdings Ltd	3,115,763
139,000		Wharf Holdings Ltd	975,796
111,000		Yue Yuen Industrial Holdings	343,882
		TOTAL HONG KONG	24,057,410

IRELAND - 0.3%
67,069		James Hardie Industries NV	861,045
3,414		Kerry Group plc (Class A)	269,502
23,700	*	Ryanair Holdings plc (ADR)	1,267,476
4,269		Shire Ltd	244,152
		TOTAL IRELAND	2,642,175

ISRAEL - 0.5%
102,068		Bank Hapoalim Ltd	576,581
1,524		Delek Group Ltd	617,663
44,593		Israel Chemicals Ltd	395,774
22,509		Mizrahi Tefahot Bank Ltd	300,897
59,648		Teva Pharmaceutical Industries Ltd	2,923,943
		TOTAL ISRAEL	4,814,858

ITALY - 2.3%
61,306	e	Assicurazioni Generali S.p.A.	1,433,413
320,920		Autostrade S.p.A.	8,359,623
376,299		ENI S.p.A.	9,745,887
61,673		Snam Rete Gas S.p.A.	370,959
318,538		UniCredit S.p.A	2,853,987
		TOTAL ITALY	22,763,869

JAPAN - 18.8%
56,400		Aeon Co Ltd	651,399
24,500		Alfresa Holdings Corp	1,525,292
19,400		Bridgestone Corp	694,627
58,200		Central Japan Railway Co	7,148,459
83

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

209,800		Chubu Electric Power Co, Inc	$2,389,743
126,000		Chugoku Electric Power Co, Inc	1,650,967
247,000		Dai Nippon Printing Co Ltd	2,224,817
17,900		Daiichi Sankyo Co Ltd	300,260
29,800		Daikin Industries Ltd	1,723,755
372,000		Daiwa House Industry Co Ltd	6,285,206
1,042,000		Daiwa Securities Group, Inc	7,813,371
45,500		Denso Corp	2,072,652
563,000		Fuji Electric Holdings Co Ltd	2,555,048
86,000		Fuji Heavy Industries Ltd	2,261,341
487,000		Fukuoka Financial Group, Inc	1,988,911
52,600	e	GungHo Online Entertainment Inc	299,217
290,300		Hino Motors Ltd	3,824,451
641,000		Hitachi Ltd	4,569,649
28,800		Hokuriku Electric Power Co	357,661
188,800		Hoya Corp	5,584,199
108,600		Itochu Corp	1,217,383
147,000		Japan Tobacco, Inc	4,831,676
55,500		KDDI Corp	2,959,907
338,000		Kirin Brewery Co Ltd	4,681,306
344,900		Komatsu Ltd	7,593,412
20,000		Kubota Corp	257,770
11,500		LIXIL Group Corp	304,749
33,400		Maruichi Steel Tube Ltd	847,232
11,700		Matsushita Electric Industrial Co Ltd	127,531
101,300		Mediceo Paltac Holdings Co Ltd	1,424,830
11,000		Mitsubishi Corp	196,980
26,000		Mitsubishi Electric Corp	296,058
463,700	*	Mitsubishi Motors Corp	5,025,721
121,100		Mitsubishi UFJ Financial Group, Inc	644,191
79,900		Mitsui & Co Ltd	1,133,171
5,372,900		Mizuho Financial Group, Inc	10,523,400
64,000		NGK Spark Plug Co Ltd	1,465,255
152,000		Nippon Meat Packers, Inc	2,634,369
11,000		Nippon Paint Co Ltd	170,185
83		Nippon ProLogis REIT, Inc	175,775
399,000		Nippon Steel Corp	1,046,831
34,500		Nippon Telegraph & Telephone Corp	1,914,500
56,600		NOK Corp	925,341
281,600		Nomura Holdings, Inc	1,630,709
80,500		Nomura Real Estate Holdings, Inc	1,504,082
46,100		NTT DoCoMo, Inc	735,320
22,000		OJI Paper Co Ltd	92,433
143,800		ORIX Corp	2,083,639
147,300		Otsuka Holdings KK	4,243,386
681,900		Resona Holdings, Inc	3,486,555
470,700		Ricoh Co Ltd	5,423,908
87,200		Rohm Co Ltd	4,170,067
39,700		SBI Holdings, Inc	454,007
151,300		Seiko Epson Corp	4,128,976
252,000		Sekisui Chemical Co Ltd	2,553,818
351,600		Sekisui House Ltd	4,220,465
84

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

163,100		Shionogi & Co Ltd	$2,858,884
57,400		Showa Shell Sekiyu KK	582,289
61,100		Softbank Corp	4,550,605
28,600		So-net M3, Inc	392,351
154,700		Sony Financial Holdings, Inc	2,480,634
341,000		Sumitomo Metal Mining Co Ltd	5,150,639
57,400		Sumitomo Mitsui Financial Group, Inc	2,269,039
193,000		TonenGeneral Sekiyu KK	1,823,046
151,000		Toto Ltd	2,135,948
55,900		Toyota Industries Corp	2,576,877
337,000		Toyota Motor Corp	18,207,487
35,600		West Japan Railway Co	1,443,683
255,000		Yokohama Rubber Co Ltd	2,277,663
		TOTAL JAPAN	187,795,108

NETHERLANDS - 4.1%
201,135		Aegon NV	1,843,686
38,757		Akzo Nobel NV	2,986,695
431,172		Koninklijke Ahold NV	8,335,371
269,835		Royal Dutch Shell plc (A Shares)	10,667,711
160,183		Royal Dutch Shell plc (B Shares)	6,801,528
233,784		Unilever NV	10,024,916
		TOTAL NETHERLANDS	40,659,907

NEW ZEALAND - 0.1%
55,735		Contact Energy Ltd	273,768
63,678		Ryman Healthcare Ltd	475,683
		TOTAL NEW ZEALAND	749,451

NORWAY - 1.2%
236,459		DNB NOR Holding ASA	4,191,358
61,959		Statoil ASA	1,888,844
180,846		Telenor ASA	4,249,340
30,421	e	Yara International ASA	1,438,045
		TOTAL NORWAY	11,767,587

PORTUGAL - 0.2%
498,446		Energias de Portugal S.A.	2,421,281
		TOTAL PORTUGAL	2,421,281

SINGAPORE - 1.2%
276,000		CapitaMall Trust	439,955
694,000		CapitaMalls Asia Ltd	1,222,880
627,000		ComfortDelgro Corp Ltd	1,063,279
282,000	e	DBS Group Holdings Ltd	3,820,300
411,000		Keppel Corp Ltd	3,458,166
297,000		SembCorp Industries Ltd	1,275,062
111,000		Singapore Telecommunications Ltd	340,006
161,000		United Overseas Land Ltd	826,613
		TOTAL SINGAPORE	12,446,261
85

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 2.7%
28,368		ACS Actividades Construccion y Servicios S.A.	$1,217,678
112,236		Amadeus IT Holding S.A.	4,667,952
36,459		Banco Bilbao Vizcaya Argentaria S.A.	449,092
345,970		Banco Santander Central Hispano S.A.	3,440,903
1,125,306		CaixaBank S.A.	6,858,432
785,699		Corp Mapfre S.A.	3,313,687
264,983		Gas Natural SDG S.A.	7,598,393
		TOTAL SPAIN	27,546,137

SWEDEN - 3.5%
783,140	e	Ericsson (LM) (B Shares)	9,443,461
720,613		Skandinaviska Enskilda Banken AB (Class A)	9,953,768
12,036		Svenska Handelsbanken (A Shares)	605,410
216,530		Swedbank AB (A Shares)	5,794,757
1,212,161		TeliaSonera AB	8,823,386
		TOTAL SWEDEN	34,620,782

SWITZERLAND - 8.6%
218,310		ABB Ltd	5,256,050
27,574	*	Actelion Ltd	2,714,759
2,482		EMS-Chemie Holding AG.	968,470
2,552		Geberit AG.	852,343
1,332		Givaudan S.A.	2,102,129
346	*	Lindt & Spruengli AG.	1,682,627
173,396		Nestle S.A.	13,400,783
253,133		Novartis AG.	22,005,484
74,309		Roche Holding AG.	21,798,254
104,015		Swiss Re Ltd	9,095,184
8,867		Swisscom AG.	5,394,497
27,394		UBS AG.	572,914
1,794		Zurich Financial Services AG.	514,445
		TOTAL SWITZERLAND	86,357,939

UNITED KINGDOM - 20.0%
74,676		Aberdeen Asset Management plc	552,336
195,639		Antofagasta plc	2,607,321
66,734		ARM Holdings plc	1,010,032
97,756		AstraZeneca plc (ADR)	7,727,612
1,096,182		Aviva plc	9,768,943
90,546		Babcock International Group	1,827,577
398,458		BHP Billiton plc	12,935,688
379,511		BP plc (ADR)	19,210,847
164,327		British American Tobacco plc	9,489,051
743,141		BT Group plc	4,639,164
22,926		Croda International plc	998,530
34,791		Diageo plc	1,065,989
183,311	e	easyJet plc	5,072,148
594,175		GKN plc	3,862,730
345,903		GlaxoSmithKline plc	9,557,483
996,771		HSBC Holdings plc	10,184,618
119,425		Imperial Tobacco Group plc	5,160,876
86

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

687,728	*	International Consolidated Airlines Group S.A.	$4,706,144
440,530		ITV plc	1,355,114
993,444	e	J Sainsbury plc	5,635,611
62,791		Johnson Matthey plc	3,473,594
266,668		Kingfisher plc	1,887,044
2,458,667		Legal & General Group plc	8,801,390
280,978		Meggitt plc	2,266,400
656,042		National Grid plc	9,324,487
59,573		Next plc	6,572,203
1,400,339		Old Mutual plc	4,733,263
552,556		Prudential plc	12,702,769
145,826		Reckitt Benckiser Group plc	11,771,942
268,809		Reed Elsevier plc	3,964,292
23,144		Rio Tinto plc	1,258,286
169,716		Rolls-Royce Group plc	3,014,577
22,741,944	*,m	Rolls-Royce Holdings plc	38,398
96,093	*	Royal Mail plc	860,958
132,298		Sage Group plc	954,329
173,193		Smith & Nephew plc	2,700,623
177,739		Tate & Lyle plc	2,107,030
172,823		Vodafone Group plc (ADR)	6,560,361
		TOTAL UNITED KINGDOM	200,359,760

UNITED STATES - 0.5%
70,000		iShares MSCI EAFE Index Fund	4,782,400
		TOTAL UNITED STATES	4,782,400

		TOTAL COMMON STOCKS	985,317,053
		(Cost $830,800,524)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
345,970	m	Banco Santander S.A.	73,211
		TOTAL SPAIN	73,211

UNITED KINGDOM - 0.0%
34,825		Babcock International Group plc	235,194
		TOTAL UNITED KINGDOM	235,194

		TOTAL RIGHTS / WARRANTS	308,405
		(Cost $71,567)

SHORT-TERM INVESTMENTS - 9.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 9.3%
93,285,133	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	93,285,133
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	93,285,133
		TOTAL SHORT-TERM INVESTMENTS	93,285,133
		(Cost $93,285,133)
87

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 107.8%	$1,078,910,591
	(Cost $924,157,224)
	OTHER ASSETS & LIABILITIES, NET - (7.8)%	(78,299,635)
	NET ASSETS - 100.0%	$1,000,610,956

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $88,113,076.
m	Indicates a security that has been deemed illiquid.
88

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2014

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$260,293,797	26.1%
CONSUMER DISCRETIONARY	121,349,160	12.1
INDUSTRIALS	120,496,141	12.0
CONSUMER STAPLES	105,454,118	10.5
HEALTH CARE	101,069,180	10.1
MATERIALS	79,425,589	7.9
ENERGY	71,972,684	7.2
TELECOMMUNICATION SERVICES	45,167,371	4.5
INFORMATION TECHNOLOGY	43,805,600	4.4
UTILITIES	36,591,818	3.7
SHORT-TERM INVESTMENTS	93,285,133	9.3
OTHER ASSETS & LIABILITIES, NET	(78,299,635)	(7.8)

NET ASSETS	$1,000,610,956	100.0%
89

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUSTRALIA - 8.6%
131,330		Amcor Ltd	$1,260,369
251,891		BHP Billiton Ltd	8,870,743
1,855,525	e	Fortescue Metals Group Ltd	8,776,513
109,222	*	Newcrest Mining Ltd	1,065,262
102,399		Oil Search Ltd	848,377
		TOTAL AUSTRALIA	20,821,264

BRAZIL - 0.5%
150,800		Petroleo Brasileiro S.A. (Preference)	1,120,644
		TOTAL BRAZIL	1,120,644

CANADA - 10.5%
34,017		Agrium, Inc (Toronto)	3,267,159
70,000		Canadian Natural Resources Ltd (Canada)	2,852,242
10,877		Canadian Pacific Railway Ltd (Toronto)	1,698,362
71,000	e	Inter Pipeline Ltd	1,930,386
24,700		Keyera Facilities Income Fund	1,642,836
60,476	e	Peyto Energy Trust	2,229,675
244,842	e	Potash Corp of Saskatchewan (Toronto)	8,850,545
55,131		Silver Wheaton Corp	1,222,786
23,778	*	Tourmaline Oil Corp	1,231,150
139,623	*	Turquoise Hill Resources Ltd	542,670
		TOTAL CANADA	25,467,811

CHILE - 1.1%
87,401		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,794,174
		TOTAL CHILE	2,794,174

DENMARK - 0.7%
36,000		Novozymes AS	1,726,023
		TOTAL DENMARK	1,726,023

FINLAND - 1.4%
323,972	e	Stora Enso Oyj (R Shares)	3,308,276
		TOTAL FINLAND	3,308,276

FRANCE - 3.1%
104,023		Total S.A.	7,442,238
		TOTAL FRANCE	7,442,238

GERMANY - 0.9%
22,494		Fuchs Petrolub AG. (Preference)	2,262,776
		TOTAL GERMANY	2,262,776

90

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.3%
1,236,000		Lee & Man Paper Manufacturing Ltd	$671,937
		TOTAL HONG KONG	671,937

INDIA - 0.9%
81,565		Britannia Industries Ltd	1,170,338
100,170		Kaveri Seed Co Ltd	1,050,693
		TOTAL INDIA	2,221,031

INDONESIA - 1.5%
395,900		PT Astra Agro Lestari Tbk	1,008,035
4,465,100		PT Charoen Pokphand Indonesia Tbk	1,459,991
3,478,400		PT International Nickel Indonesia Tbk	1,071,442
		TOTAL INDONESIA	3,539,468

JAPAN - 0.4%
70,000		Sumitomo Metal Mining Co Ltd	1,057,316
		TOTAL JAPAN	1,057,316

JERSEY, C.I. - 1.0%
29,014		Randgold Resources Ltd	2,332,234
		TOTAL JERSEY, C.I.	2,332,234

KOREA, REPUBLIC OF - 0.3%
2,363		Korea Zinc Co Ltd	778,665
		TOTAL KOREA, REPUBLIC OF	778,665

MALAYSIA - 1.4%
292,800		Genting Plantations BHD	995,278
231,100		Kuala Lumpur Kepong BHD	1,712,638
88,100		Petronas Dagangan BHD	818,683
		TOTAL MALAYSIA	3,526,599

NETHERLANDS - 3.0%
98,308	*	Constellium NV	3,000,360
99,234		Royal Dutch Shell plc (B Shares)	4,213,574
		TOTAL NETHERLANDS	7,213,934

NORWAY - 1.2%
44,243	e	Statoil ASA	1,348,765
31,611	e	Yara International ASA	1,494,298
		TOTAL NORWAY	2,843,063

POLAND - 0.5%
31,897		KGHM Polska Miedz S.A.	1,154,924
		TOTAL POLAND	1,154,924

SINGAPORE - 0.3%
1,400,000		Golden Agri-Resources Ltd	682,968
		TOTAL SINGAPORE	682,968

91

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 2.4%
103,168		AngloGold Ashanti Ltd	$1,864,981
22,915		Assore Ltd	886,932
45,261		Kumba Iron Ore Ltd	1,611,960
25,977		Sasol Ltd	1,455,863
		TOTAL SOUTH AFRICA	5,819,736

SWITZERLAND - 2.8%
750		SGS S.A.	1,873,573
12,539	*	Syngenta AG.	4,965,338
		TOTAL SWITZERLAND	6,838,911

UNITED KINGDOM - 7.7%
159,258		Antofagasta plc	2,122,464
420,900		BHP Billiton plc	13,664,253
53,986		Rio Tinto plc	2,935,094
		TOTAL UNITED KINGDOM	18,721,811

UNITED STATES - 48.3%
21,254		Alliance Holdings GP LP	1,419,767
19,000		Anadarko Petroleum Corp	1,881,380
133,783		Archer Daniels Midland Co	5,850,331
23,500		Bunge Ltd	1,871,775
20,854		Cabot Oil & Gas Corp	819,145
21,678		CF Industries Holdings, Inc	5,314,795
20,247		Cimarex Energy Co	2,411,823
16,877		Compass Minerals International, Inc	1,545,933
57,649		ConocoPhillips	4,283,897
21,285		Consol Energy, Inc	947,396
34,566	*,e	Continental Resources, Inc	4,788,082
12,777		Core Laboratories NV	2,397,987
46,330		EOG Resources, Inc	4,540,340
11,460		Equitable Resources, Inc	1,249,026
167,490		Exxon Mobil Corp	17,152,651
17,700		Flowserve Corp	1,292,985
27,520		FMC Corp	2,119,040
175,395	*	Graphic Packaging Holding Co	1,799,553
89,303		International Paper Co	4,165,985
20,059		LyondellBasell Industries AF S.C.A	1,855,457
35,799		Magellan Midstream Partners LP	2,656,644
158,361		Monsanto Co	17,530,563
51,799		Mosaic Co	2,592,022
7,408		NewMarket Corp	2,758,147
40,751		Newmont Mining Corp	1,011,847
21,000		Noble Energy, Inc	1,507,380
30,403		Packaging Corp of America	2,025,752
15,805		Phillips 66	1,315,292
106,897		RPC, Inc	2,376,320
90,237	*	RSP Permian, Inc	2,558,219
20,000		Scotts Miracle-Gro Co (Class A)	1,224,200
181,401		Southern Copper Corp (NY)	5,467,426

92

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

60,830	*	Southwestern Energy Co	$2,912,540
47,519	*,e	Ultra Petroleum Corp	1,416,066
53,932	e	Western Refining, Inc	2,346,042
		TOTAL UNITED STATES	117,405,808

		TOTAL COMMON STOCKS	239,751,611
		(Cost $208,496,949)

SHORT-TERM INVESTMENTS - 12.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 12.0%
29,120,555	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	29,120,555
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,120,555
		TOTAL SHORT-TERM INVESTMENTS	29,120,555
		(Cost $29,120,555)

		TOTAL INVESTMENTS - 110.8%	268,872,166
		(Cost $237,617,504)
		OTHER ASSETS & LIABILITIES, NET - (10.8)%	(26,346,843)
		NET ASSETS - 100.0%	$242,525,323

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,756,170.
93

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2014

		% OF
SECTOR	VALUE	NET ASSETS
MATERIALS	$132,970,214	54.8%
ENERGY	86,114,430	35.5
CONSUMER STAPLES	15,802,047	6.5
INDUSTRIALS	4,864,920	2.0
SHORT-TERM INVESTMENTS	29,120,555	12.0
OTHER ASSETS & LIABILITIES, NET	(26,346,843)	(10.8)

NET ASSETS	$242,525,323	100.0%
94

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AUSTRALIA - 0.8%
876,829		BHP Billiton Ltd	$30,878,932
		TOTAL AUSTRALIA	30,878,932

BELGIUM - 0.6%
378,429		Arseus NV	21,435,806
		TOTAL BELGIUM	21,435,806

FRANCE - 21.9%
3,754,527	e	Accor S.A.	183,820,006
319,078		Aeroports de Paris	39,679,209
52,271	e	Atos Origin S.A.	4,515,796
820,179		BNP Paribas	61,631,912
2,032,844	e	Bouygues S.A.	91,561,127
2,615,988		Compagnie de Saint-Gobain	160,269,667
126,689	*,e	Eiffage S.A.	9,576,676
1,130,679		Essilor International S.A.	121,081,400
74,999		Nexity	3,364,270
2,493,045		Rexel S.A.	62,948,782
916,025	e	Societe Television Francaise 1	15,598,073
895,068	e	Vinci S.A.	67,583,290
		TOTAL FRANCE	821,630,208

GERMANY - 8.0%
986,898	e	Bayer AG.	137,219,951
319,721		Henkel KGaA (Preference)	35,664,933
1,014,221		Lanxess AG.	77,234,376
231,381		Linde AG.	48,054,312
		TOTAL GERMANY	298,173,572

GREECE - 5.3%
2,749,221	*	Hellenic Telecommunications Organization S.A.	43,920,808
10,378,284	*	National Bank of Greece S.A.	40,573,387
49,033,155	*	Piraeus Bank S.A.	115,717,114
		TOTAL GREECE	200,211,309

HONG KONG - 0.0%
18,045		Hong Kong Exchanges and Clearing Ltd	324,509
		TOTAL HONG KONG	324,509

INDIA - 7.5%
535,861		Eicher Motors Ltd	55,094,222
5,214,755		HDFC Bank Ltd	62,415,838
3,332,925		IndusInd Bank Ltd	26,501,962
1,156,562	*	Just Dial Ltd	22,655,691
95

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

4,653,049		Larsen & Toubro Ltd	$100,072,986
4,004,559		Mahindra & Mahindra Financial Services Ltd	16,361,029
		TOTAL INDIA	283,101,728

INDONESIA - 0.6%
36,788,000		PT Indofood Sukses Makmur Tbk	22,504,395
		TOTAL INDONESIA	22,504,395

JAPAN - 12.2%
57,800		Daikin Industries Ltd	3,343,390
972,000		Daiwa House Industry Co Ltd	16,422,634
267,458		Denso Corp	12,183,458
307,200		Don Quijote Co Ltd	16,202,358
4,750		Fanuc Ltd	857,070
42,000		Fast Retailing Co Ltd	13,051,042
1,346,100		Hoya Corp	39,814,036
2,168,000		J Front Retailing Co Ltd	13,780,983
34,697		Kao Corp	1,306,252
25,830		Komatsu Ltd	568,680
696,200	e	Matsui Securities Co Ltd	6,409,679
24,887,000	*	Mazda Motor Corp	111,275,805
32,057		Mitsubishi Corp	574,054
241,984		Mitsubishi Electric Corp	2,755,431
363,000		Mitsubishi Heavy Industries Ltd	1,911,174
1,240,147		Mitsubishi UFJ Financial Group, Inc	6,596,954
24,000		Mitsui Trust Holdings, Inc	98,897
58,647		Nomura Holdings, Inc	339,617
2,381,675	*	Olympus Corp	72,747,012
166,800		Oriental Land Co Ltd	24,988,875
133,250		Softbank Corp	9,924,193
3,416,950		Sony Corp	59,986,566
73,250		Sumitomo Corp	950,820
3,396,000		Sumitomo Heavy Industries Ltd	14,449,634
16,000		Sumitomo Metal Mining Co Ltd	241,672
13,000		Suruga Bank Ltd	223,002
504,100		Toyota Motor Corp	27,235,591
		TOTAL JAPAN	458,238,879

MEXICO - 0.1%
335,800		Grupo Financiero Banorte S.A. de C.V.	2,226,132
		TOTAL MEXICO	2,226,132

NETHERLANDS - 2.4%
106,156	e	ASML Holding NV	8,663,829
5,687,336	*	ING Groep NV	81,299,642
5,161		Royal Dutch Shell plc (A Shares)	204,036
		TOTAL NETHERLANDS	90,167,507

SINGAPORE - 1.0%
34,578,000	e	Genting International plc	36,638,972
		TOTAL SINGAPORE	36,638,972
96

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SWEDEN - 9.0%
5,971,527	e	SKF AB (B Shares)	$155,069,177
11,585,424	e	Volvo AB (B Shares)	183,445,217
		TOTAL SWEDEN	338,514,394

SWITZERLAND - 10.6%
1,652,217		Adecco S.A.	138,707,000
98,009	e	Burckhardt Compression Holding AG.	50,799,805
3,558,728		Clariant AG.	70,177,776
551,098	*	Holcim Ltd	50,544,729
640,485	e	Swatch Group AG. (Registered)	77,280,805
555,106		UBS AG.	11,609,412
		TOTAL SWITZERLAND	399,119,527

UNITED KINGDOM - 17.5%
532,919		ARM Holdings plc	8,065,833
172,919		Barclays plc	738,372
100,416		BG Group plc	2,031,346
15,680,651		British Sky Broadcasting plc	232,981,745
2,908,953		Drax Group plc	32,562,821
4,807,221		Filtrona plc	65,205,298
43,017,267		Man Group plc	71,789,332
7,215,417	*	Ocado Ltd	41,072,703
825,343		Reckitt Benckiser Group plc	66,626,596
314,852		Rio Tinto plc	17,117,773
9,900,175		Tate & Lyle plc	117,362,883
		TOTAL UNITED KINGDOM	655,554,702

		TOTAL COMMON STOCKS	3,658,720,572
		(Cost $3,403,768,245)

RIGHTS / WARRANTS - 0.1%
GREECE - 0.1%
3,712,152		Piraeus Bank S.A.	5,098,551
		TOTAL GREECE	5,098,551

		TOTAL RIGHTS / WARRANTS	5,098,551
		(Cost $3,073,413)
97

TIAA-CREF FUNDS - International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 13.5%
GOVERNMENT AGENCY DEBT - 1.3%
$10,000,000		Federal Home Loan Bank (FHLB)	0.040%	05/16/14	$9,999,833
40,000,000		Federal Home Loan Bank (FHLB)	0.045	07/02/14	39,997,240
		TOTAL GOVERNMENT AGENCY DEBT			49,997,073

TREASURY DEBT - 0.8%
12,000,000		United States Treasury Bill	0.030	05/08/14	11,999,930
17,000,000		United States Treasury Bill	0.074	02/05/15	16,990,752
		TOTAL TREASURY DEBT			28,990,682

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.4%
426,855,915	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust			426,855,915
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			426,855,915
		TOTAL SHORT-TERM INVESTMENTS			505,843,670
		(Cost $505,842,794)

		TOTAL INVESTMENTS - 111.1%			4,169,662,793
		(Cost $3,912,684,452)
		OTHER ASSETS & LIABILITIES, NET - (11.1)%			(415,331,203)
		NET ASSETS - 100.0%			$3,754,331,590

*	Non-income producing
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $406,811,272.
98

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2014

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$1,140,217,413	30.3%
CONSUMER DISCRETIONARY	869,461,252	23.2
FINANCIALS	526,377,975	14.0
MATERIALS	359,454,869	9.6
HEALTH CARE	352,484,168	9.4
CONSUMER STAPLES	243,465,058	6.5
INFORMATION TECHNOLOGY	83,715,185	2.2
TELECOMMUNICATION SERVICES	53,845,000	1.4
UTILITIES	32,562,821	0.9
ENERGY	2,235,382	0.1
SHORT-TERM INVESTMENTS	505,843,670	13.5
OTHER ASSETS & LIABILITIES, NET	(415,331,203)	(11.1)

NET ASSETS	$3,754,331,590	100.0%
99

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.4%

AUSTRALIA - 4.0%
416,430		Australia & New Zealand Banking Group Ltd	$13,391,461
520,711		BHP Billiton Ltd	18,337,669
325,553		Crown Ltd	4,871,488
99,964		National Australia Bank Ltd	3,291,552
		TOTAL AUSTRALIA	39,892,170

BELGIUM - 1.9%
165,657		Arseus NV	9,383,507
119,461	e	UCB S.A.	9,798,979
		TOTAL BELGIUM	19,182,486

BRAZIL - 1.9%
374,800		Banco Itau Holding Financeira S.A.	6,185,734
258,100		Cia Brasileira de Distribuicao Grupo Pao de Acucar	12,211,929
		TOTAL BRAZIL	18,397,663

CANADA - 6.2%
352,140		Alimentation Couche Tard, Inc	9,924,369
141,795	e	Canadian National Railway Co	8,305,496
131,715	e	Dollarama, Inc	10,954,920
237,339		Suncor Energy, Inc	9,155,324
333,846		Toronto-Dominion Bank	16,061,037
331,933	e	TransForce, Inc	7,247,075
		TOTAL CANADA	61,648,221

CHINA - 2.9%
6,237,600	e	China Everbright International Ltd	7,825,451
80,544	*,e	Qunar Cayman Islands Ltd (ADR)	1,989,437
201,000	*,e	Tencent Holdings Ltd	12,654,948
11,980,600	*	Xinchen China Power Holdings Ltd	6,494,181
		TOTAL CHINA	28,964,017

FRANCE - 5.0%
162,390		BNP Paribas	12,202,709
524,669	*,e	GameLoft	5,213,494
34,532	e	L’Oreal S.A.	5,951,421
174,174		Teleperformance	9,989,286
234,895		Total S.A.	16,805,365
		TOTAL FRANCE	50,162,275

GERMANY - 3.1%
62,964		Allianz AG.	10,957,615
99,640		Beiersdorf AG.	10,002,321
100

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

223,401		Wirecard AG.	$9,411,198
		TOTAL GERMANY	30,371,134

GREECE - 1.5%
583,710		OPAP S.A.	9,321,872
2,489,841	*	Piraeus Bank S.A.	5,875,967
		TOTAL GREECE	15,197,839

HONG KONG - 1.4%
2,232,800		AIA Group Ltd	10,859,432
28,029,700	e	REXLot Holdings Ltd	2,973,387
		TOTAL HONG KONG	13,832,819

INDIA - 0.7%
375,366	*	Just Dial Ltd	7,352,979
		TOTAL INDIA	7,352,979

INDONESIA - 1.3%
7,970,600		PT Bank Mandiri Persero Tbk	6,810,208
54,671,100		PT Express Transindo Utama Tbk	6,133,142
		TOTAL INDONESIA	12,943,350

IRELAND - 3.1%
351,910		CRH plc	10,245,353
203,191		Shire Ltd	11,620,887
404,947		Smurfit Kappa Group plc	9,021,284
		TOTAL IRELAND	30,887,524

ISRAEL - 0.4%
410,415		Plus500 Ltd	3,992,074
		TOTAL ISRAEL	3,992,074

ITALY - 2.7%
271,905	e	Brunello Cucinelli S.p.A	7,825,150
325,519	e	GTECH S.p.A.	9,554,681
276,788	*,e	Yoox S.p.A	9,939,381
		TOTAL ITALY	27,319,212

JAPAN - 11.2%
167,300		Bridgestone Corp	5,990,259
746,000		Daiwa Securities Group, Inc	5,593,834
362,700		Fuji Heavy Industries Ltd	9,537,076
111,700	e	GMO Payment Gateway, Inc	3,501,393
328,000		Hoya Corp	9,701,362
397,200	*,e	Infomart Corp	6,291,960
563,000		Kubota Corp	7,256,239
194,100		LIXIL Group Corp	5,143,635
640,200	e	Matsui Securities Co Ltd	5,894,106
1,576,000		Mitsui OSK Lines Ltd	5,257,641
101

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

272,500	e	MonotaRO Co Ltd	$5,498,458
310,100	e	Next Co Ltd	2,695,530
39,500		Oriental Land Co Ltd	5,917,629
587,700		ORIX Corp	8,515,680
163,500	e	Sanrio Co Ltd	5,183,570
101,300		Sawai Pharmaceutical Co Ltd	6,269,298
163,000		Seria Co Ltd	6,374,779
172,100		Sumitomo Mitsui Financial Group, Inc	6,803,165
		TOTAL JAPAN	111,425,614

KOREA, REPUBLIC OF - 2.4%
84,145		Hanssem Co Ltd	6,884,460
12,721		Samsung Electronics Co Ltd	16,587,679
		TOTAL KOREA, REPUBLIC OF	23,472,139

MACAU - 0.9%
2,137,600	e	Wynn Macau Ltd	8,459,699
		TOTAL MACAU	8,459,699

NETHERLANDS - 4.0%
90,399	e	ASML Holding NV	7,377,835
71,197	e	Gemalto NV	7,960,215
987,377	*	ING Groep NV	14,114,411
265,806		Royal Dutch Shell plc (A Shares)	10,508,427
		TOTAL NETHERLANDS	39,960,888

NEW ZEALAND - 0.5%
187,103	*	Xero Ltd	5,147,622
		TOTAL NEW ZEALAND	5,147,622

NORWAY - 2.6%
577,539		DNB NOR Holding ASA	10,237,178
525,911	e	Statoil ASA	16,032,604
		TOTAL NORWAY	26,269,782

PHILIPPINES - 2.1%
107,272,800		Megaworld Corp	11,231,506
6,402,910	*	Robinsons Retail Holdings, Inc	9,636,451
		TOTAL PHILIPPINES	20,867,957

PORTUGAL - 1.0%
5,433,509	*	Banco Espirito Santo S.A.	9,631,074
		TOTAL PORTUGAL	9,631,074

SINGAPORE - 0.8%
7,587,500	e	Genting International plc	8,039,742
		TOTAL SINGAPORE	8,039,742
102

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 0.7%
1,739,245		Life Healthcare Group Holdings Pte Ltd	$6,916,186
		TOTAL SOUTH AFRICA	6,916,186

SPAIN - 1.9%
269,762		Amadeus IT Holding S.A.	11,219,538
84,439	e	Let’s GOWEX SA	2,399,158
84,780	e	Tecnicas Reunidas S.A.	5,106,615
		TOTAL SPAIN	18,725,311

SWEDEN - 3.2%
452,454	*,e	Fingerprint Cards AB	3,644,831
258,650		Hennes & Mauritz AB (B Shares)	10,587,296
313,012		Intrum Justitia AB	9,074,643
229,653		Kinnevik Investment AB (Series B)	8,103,826
		TOTAL SWEDEN	31,410,596

SWITZERLAND - 4.6%
102,717		Lonza Group AG.	10,750,417
228,162		Novartis AG.	19,834,692
735,023		UBS AG.	15,372,171
		TOTAL SWITZERLAND	45,957,280

TAIWAN - 3.2%
711,440		Eclat Textile Co Ltd	7,800,378
434,000		Ginko International Co Ltd	7,303,261
4,610,398		Hota Industrial Manufacturing Co Ltd	7,395,360
692,000		King Slide Works Co Ltd	9,024,242
		TOTAL TAIWAN	31,523,241

UNITED KINGDOM - 19.0%
1,286,397		Ashtead Group plc	19,059,490
210,731		Aveva Group plc	7,513,625
2,657,690		Barclays plc	11,348,449
178,724		Consort Medical plc	2,663,201
1,027,425		Countrywide plc	10,260,771
435,846	e	easyJet plc	12,059,700
1,328,630	*	International Consolidated Airlines Group S.A. (London)	9,086,533
1,104,187	*	Just Eat plc	4,003,602
3,573,424		Man Group plc	5,963,506
7,241,553	*	Monitise plc	8,193,494
846,832	*	Ocado Ltd	4,820,467
282,873		PayPoint plc	5,430,341
731,326	*	Poundland Group plc	4,290,827
238,285		Rightmove plc	9,707,562
199,825		SABMiller plc	10,880,664
786,671	*	Sports Direct International plc	10,430,985
321,547	*	SuperGroup plc	7,228,140
5,308,579		Taylor Woodrow plc	9,441,015
317,299		Travis Perkins plc	9,160,531
98,917		Unilever plc	4,424,860
103

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

152,081	*	WANdisco plc			$2,092,703
178,782		Whitbread plc			12,331,661
394,172		WPP plc			8,498,976
		TOTAL UNITED KINGDOM			188,891,103

UNITED STATES - 1.2%
91,200	*	Biovail Corp (Toronto)			12,195,779
		TOTAL UNITED STATES			12,195,779

		TOTAL COMMON STOCKS			949,037,776
		(Cost $884,912,120)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 13.4%
GOVERNMENT AGENCY DEBT - 2.0%
$20,000,000		Federal Home Loan Bank (FHLB)	0.040%	05/23/14	19,999,511
		TOTAL GOVERNMENT AGENCY DEBT			19,999,511

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.4%
113,809,484	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			113,809,484
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			113,809,484
		TOTAL SHORT-TERM INVESTMENTS			133,808,995
		(Cost $133,808,995)

		TOTAL INVESTMENTS - 108.8%			1,082,846,771
		(Cost $1,018,721,115)
		OTHER ASSETS & LIABILITIES, NET - (8.8)%			(87,815,444)
		NET ASSETS - 100.0%			$995,031,327

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $107,019,018.
104

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2014

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$215,539,906	21.7%
FINANCIALS	212,697,467	21.4
INDUSTRIALS	135,551,902	13.6
INFORMATION TECHNOLOGY	127,868,479	12.9
HEALTH CARE	96,736,208	9.7
CONSUMER STAPLES	63,032,016	6.3
ENERGY	57,608,335	5.8
MATERIALS	37,604,305	3.8
TELECOMMUNICATION SERVICES	2,399,158	0.2
SHORT-TERM INVESTMENTS	133,808,995	13.4
OTHER ASSETS & LIABILITIES, NET	(87,815,444)	(8.8)

NET ASSETS	$995,031,327	100.0%
105

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.2%
14,412		Allison Transmission Holdings, Inc	$430,054
25,691	*	American Axle & Manufacturing Holdings, Inc	453,446
89,048		BorgWarner, Inc	5,533,443
24,123		Cooper Tire & Rubber Co	606,693
61,959		Dana Holding Corp	1,311,672
122,676		Delphi Automotive plc	8,199,664
9,455	*,e	Dorman Products, Inc	544,135
8,623		Drew Industries, Inc	433,909
7,898	*	Federal Mogul Corp (Class A)	136,004
1,530,399		Ford Motor Co	24,715,944
6,300	*	Fox Factory Holding Corp	107,037
6,354	*	Fuel Systems Solutions, Inc	66,590
489,699		General Motors Co	16,884,822
56,976		Gentex Corp	1,633,502
15,191	*	Gentherm, Inc	552,193
97,932		Goodyear Tire & Rubber Co	2,467,886
88,444		Harley-Davidson, Inc	6,539,549
271,996		Johnson Controls, Inc	12,277,899
31,271		Lear Corp	2,597,369
19,110	*	Modine Manufacturing Co	314,933
4,368		Remy International, Inc	115,839
1,282	*	Shiloh Industries, Inc	25,307
10,146		Spartan Motors, Inc	53,875
7,102		Standard Motor Products, Inc	269,805
12,077	*	Stoneridge, Inc	129,103
9,325		Superior Industries International, Inc	197,131
25,069	*	Tenneco, Inc	1,500,881
32,953	*,e	Tesla Motors, Inc	6,850,599
16,461		Thor Industries, Inc	1,001,981
2,033	*	Tower International, Inc	56,538
41,872	*	TRW Automotive Holdings Corp	3,364,415
18,955	*	Visteon Corp	1,645,484
11,834	*	Winnebago Industries, Inc	282,833
		TOTAL AUTOMOBILES & COMPONENTS	101,300,535

BANKS - 5.9%
5,849		1st Source Corp	172,487
8,456		1st United Bancorp, Inc	61,898
2,221		Access National Corp	32,760
2,364		American National Bankshares, Inc	50,377
9,012	*	Ameris Bancorp	191,685
3,475	e	Ames National Corp	75,859
12,293		Apollo Residential Mortgage	198,532
4,132	e	Arrow Financial Corp	103,424
106

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

73,877		Associated Banc-Corp	$1,296,541
33,405		Astoria Financial Corp	442,950
3,148		Banc of California, Inc	39,570
2,576		Bancfirst Corp	149,949
11,115		Banco Latinoamericano de Exportaciones S.A. (Class E)	285,878
36,303		Bancorpsouth, Inc	848,038
17,431		Bank Mutual Corp	104,935
4,258,632		Bank of America Corp	64,475,689
19,197		Bank of Hawaii Corp	1,059,099
1,840		Bank of Kentucky Financial Corp	63,498
1,613		Bank of Marin Bancorp	73,246
13,307		Bank of the Ozarks, Inc	797,089
6,216		BankFinancial Corp	61,165
24,876		BankUnited	820,659
8,283		Banner Corp	327,510
1,212		Bar Harbor Bankshares	45,547
280,066		BB&T Corp	10,454,864
31,029		BBCN Bancorp, Inc	478,157
2,577	*	BBX Capital Corp	48,267
12,634	*	Beneficial Mutual Bancorp, Inc	164,747
11,313		Berkshire Hills Bancorp, Inc	265,064
6,773		BNC Bancorp	110,400
5,227	*	BofI Holding, Inc	421,348
11,776		BOK Financial Corp	770,386
30,356		Boston Private Financial Holdings, Inc	379,754
2,675		Bridge Bancorp, Inc	65,056
2,877	*	Bridge Capital Holdings	64,445
27,051		Brookline Bancorp, Inc	245,623
5,252		Bryn Mawr Bank Corp	143,275
996		C&F Financial Corp	31,125
2,827		Camden National Corp	107,907
9,174	*	Capital Bank Financial Corp	218,800
3,380		Capital City Bank Group, Inc	46,982
63,115		Capitol Federal Financial	759,905
10,394		Cardinal Financial Corp	174,619
31,797		Cathay General Bancorp	750,409
4,182		Center Bancorp, Inc	77,409
9,453		Centerstate Banks of Florida, Inc	103,699
16,292		Central Pacific Financial Corp	305,801
710		Century Bancorp, Inc	23,785
8,748		Charter Financial Corp	96,228
10,779		Chemical Financial Corp	302,567
1,372	e	Chemung Financial Corp	39,226
78,843		CIT Group, Inc	3,394,191
1,202,531		Citigroup, Inc	57,613,260
3,694		Citizens & Northern Corp	69,226
9,224	e	City Holding Co	396,540
18,582		City National Corp	1,348,496
1,515		Clifton Bancorp, Inc	17,559
3,610		CNB Financial Corp	59,637
13,589		CoBiz, Inc	136,434
20,081		Columbia Banking System, Inc	498,410
107

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

74,364		Comerica, Inc	$3,587,319
32,022		Commerce Bancshares, Inc	1,392,317
16,220		Community Bank System, Inc	603,222
9,422		Community Trust Bancorp, Inc	347,389
2,779	*,e	CommunityOne Bancorp	27,095
3,357	*	CU Bancorp	60,930
21,334	e	Cullen/Frost Bankers, Inc	1,630,131
7,620	*	Customers Bancorp, Inc	167,869
36,880		CVB Financial Corp	533,285
11,236		Dime Community Bancshares	183,147
2,329	*,e	Doral Financial Corp	22,265
8,370	*	Eagle Bancorp, Inc	279,474
55,788		East West Bancorp, Inc	1,925,244
2,716		Enterprise Bancorp, Inc	49,594
6,884		Enterprise Financial Services Corp	123,017
4,237		ESB Financial Corp	53,471
3,960		ESSA Bancorp, Inc	41,144
8,600	*	Essent Group Ltd	162,110
30,843		EverBank Financial Corp	577,381
2,647	*	Farmers Capital Bank Corp	55,296
3,898		Federal Agricultural Mortgage Corp (Class C)	138,691
3,010	*	Fidelity Southern Corp	39,762
348,631		Fifth Third Bancorp	7,185,285
4,256		Financial Institutions, Inc	98,526
7,695		First Bancorp (NC)	132,431
29,812	*	First Bancorp (Puerto Rico)	153,234
2,602		First Bancorp, Inc	41,450
23,133		First Busey Corp	127,232
3,329		First Citizens Bancshares, Inc (Class A)	748,659
37,222		First Commonwealth Financial Corp	319,737
6,839		First Community Bancshares, Inc	101,286
5,395		First Connecticut Bancorp	85,511
2,946		First Defiance Financial Corp	79,601
25,911		First Financial Bancorp	419,499
12,857	e	First Financial Bankshares, Inc	759,206
4,196		First Financial Corp	134,314
9,814		First Financial Holdings, Inc	564,011
5,071		First Financial Northwest, Inc	51,724
96,986		First Horizon National Corp	1,114,369
6,709		First Interstate Bancsystem, Inc	166,987
18,906		First Merchants Corp	401,185
33,195		First Midwest Bancorp, Inc	543,402
1,571	*	First NBC Bank Holding Co	48,858
134,758		First Niagara Financial Group, Inc	1,202,041
2,446		First of Long Island Corp	88,716
45,283		First Republic Bank	2,298,565
22,525	*,e	First Security Group, Inc	42,798
68,234		FirstMerit Corp	1,323,057
7,423	*	Flagstar Bancorp, Inc	130,645
11,078		Flushing Financial Corp	212,919
64,012		FNB Corp	796,309
4,259		Fox Chase Bancorp, Inc	71,040
108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,177	*	Franklin Financial Corp	$83,373
77,849		Fulton Financial Corp	948,979
4,921		German American Bancorp, Inc	128,143
27,378		Glacier Bancorp, Inc	702,519
3,971		Great Southern Bancorp, Inc	113,849
4,513		Guaranty Bancorp	56,819
32,474		Hancock Holding Co	1,095,348
11,875		Hanmi Financial Corp	252,581
6,024		Heartland Financial USA, Inc	146,383
6,136		Heritage Commerce Corp	49,824
4,718		Heritage Financial Corp	76,243
5,855	*	Heritage Oaks Bancorp	43,386
358		Hingham Institution for Savings	24,885
2,141	*	Home Bancorp, Inc	43,355
17,532		Home Bancshares, Inc	555,940
4,914		Home Federal Bancorp, Inc	73,956
27,085		Home Loan Servicing Solutions Ltd	599,933
3,989		HomeStreet, Inc	72,440
8,420	*	HomeTrust Bancshares, Inc	128,573
3,362		Horizon Bancorp	67,206
213,340		Hudson City Bancorp, Inc	2,124,866
6,296		Hudson Valley Holding Corp	115,595
322,960		Huntington Bancshares, Inc	2,958,314
12,002		IBERIABANK Corp	754,926
11,372		Independent Bank Corp	422,129
1,522		Independent Bank Group, Inc	74,898
20,460		International Bancshares Corp	469,762
7,007	*	Intervest Bancshares Corp	53,043
23,436		Investors Bancorp, Inc	626,444
1,492,492		JPMorgan Chase & Co	83,549,702
3,901	*	Kearny Financial Corp	56,877
361,399		Keycorp	4,929,482
5,950	*	Ladder Capital Corp	106,446
11,287		Lakeland Bancorp, Inc	117,836
6,729		Lakeland Financial Corp	246,281
2,173		LCNB Corp	34,768
51,499	e	M&T Bank Corp	6,283,393
8,897	e	Macatawa Bank Corp	43,328
7,844		MainSource Financial Group, Inc	129,661
24,638		MB Financial, Inc	661,284
2,590		Mercantile Bank Corp	50,531
1,433		Merchants Bancshares, Inc	41,657
3,246	*	Meridian Interstate Bancorp, Inc	82,026
121,112	*	MGIC Investment Corp	1,041,563
1,630		Middleburg Financial Corp	28,248
2,305		Midsouth Bancorp, Inc	38,540
2,098		MidWestOne Financial Group, Inc	51,674
1,196	e	NASB Financial, Inc	28,537
19,899		National Bank Holdings Corp	381,265
2,101	e	National Bankshares, Inc	68,451
49,193		National Penn Bancshares, Inc	480,616
7,292	*,e	Nationstar Mortgage Holdings, Inc	238,667
109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,606		NBT Bancorp, Inc	$376,126
176,186	e	New York Community Bancorp, Inc	2,715,026
9,576	*	NewBridge Bancorp	73,639
29,975		Northfield Bancorp, Inc	388,776
1,920		Northrim BanCorp, Inc	46,061
39,731		Northwest Bancshares, Inc	528,025
4,407		OceanFirst Financial Corp	71,482
39,479	*	Ocwen Financial Corp	1,496,254
17,355		OFG Bancorp	296,076
40,883		Old National Bancorp	577,268
3,534		OmniAmerican Bancorp, Inc	87,855
23,480		Oritani Financial Corp	348,208
5,561		Pacific Continental Corp	73,294
5,144	*	Pacific Premier Bancorp, Inc	70,216
38,277		PacWest Bancorp	1,506,966
1,441	*	Palmetto Bancshares, Inc	19,468
5,749	e	Park National Corp	416,917
16,587		Park Sterling Bank	108,313
3,378		Peapack Gladstone Financial Corp	64,216
1,124		Penns Woods Bancorp, Inc	49,456
5,281	*	Pennsylvania Commerce Bancorp, Inc	107,838
4,791	*	PennyMac Financial Services, Inc	76,033
3,205		Peoples Bancorp, Inc	83,554
126,242	e	People’s United Financial, Inc	1,802,736
13,363		Pinnacle Financial Partners, Inc	461,959
210,533		PNC Financial Services Group, Inc	17,693,193
39,430	*	Popular, Inc	1,218,387
3,650	*	Preferred Bank	78,293
24,843		PrivateBancorp, Inc	684,922
24,616		Prosperity Bancshares, Inc	1,452,344
2,835		Provident Financial Holdings, Inc	39,888
22,929		Provident Financial Services, Inc	398,506
66,237	e	Radian Group, Inc	925,993
560,254		Regions Financial Corp	5,680,976
11,564		Renasant Corp	314,772
4,212		Republic Bancorp, Inc (Class A)	101,130
11,366		S&T Bancorp, Inc	264,373
8,599		Sandy Spring Bancorp, Inc	206,806
4,292	*	Seacoast Banking Corp of Florida	45,495
3,841		Sierra Bancorp	59,958
18,377	*	Signature Bank	2,183,555
6,265		Simmons First National Corp (Class A)	226,542
7,091	e	Southside Bancshares, Inc	195,560
7,722		Southwest Bancorp, Inc	128,957
11,285		State Bank & Trust Co	187,105
32,387		Sterling Bancorp/DE	387,349
5,455		Stock Yards Bancorp, Inc	160,813
1,570	*,e	Stonegate Mortgage Corp	19,861
4,350	*	Suffolk Bancorp	95,396
11,250	*	Sun Bancorp, Inc	42,750
210,798		SunTrust Banks, Inc	8,065,131
81,854		Susquehanna Bancshares, Inc	848,007
110

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,212	*	SVB Financial Group	$1,836,348
392,479		Synovus Financial Corp	1,259,858
7,520	*	Talmer Bancorp Inc	100,843
6,490	*	Taylor Capital Group, Inc	138,172
62,519		TCF Financial Corp	981,548
3,666		Territorial Bancorp, Inc	75,006
16,226	*	Texas Capital Bancshares, Inc	911,739
30,360	*	TFS Financial Corp	406,520
11,214	*	The Bancorp, Inc	177,406
5,590		Tompkins Trustco, Inc	263,513
9,354	e	TowneBank	144,332
3,655	*	Tree.com, Inc	106,287
6,050		Trico Bancshares	146,713
2,504	*	Tristate Capital Holdings, Inc	32,752
33,241		Trustco Bank Corp NY	219,723
29,637		Trustmark Corp	677,798
15,425		UMB Financial Corp	905,602
66,718		Umpqua Holdings Corp	1,109,520
16,244		Union Bankshares Corp	415,684
27,752		United Bankshares, Inc	811,746
15,479	*	United Community Banks, Inc	249,986
14,925	*	United Community Financial Corp	49,700
6,425		United Financial Bancorp, Inc	113,337
11,315	*	United Financial Bancorp, Inc (New)	148,905
6,493		Univest Corp of Pennsylvania	127,977
732,896		US Bancorp	29,887,499
79,696	e	Valley National Bancorp	798,554
18,364		ViewPoint Financial Group	478,749
6,380	*	Walker & Dunlop, Inc	100,038
4,649		Washington Banking Co	79,963
43,667		Washington Federal, Inc	942,334
5,261		Washington Trust Bancorp, Inc	179,926
34,448		Webster Financial Corp	1,038,263
1,906,005		Wells Fargo & Co	94,614,088
9,847		WesBanco, Inc	297,773
4,720		West Bancorporation, Inc	68,487
12,310	e	Westamerica Bancorporation	625,594
28,095	*	Western Alliance Bancorp	648,152
7,986		Westfield Financial, Inc	54,704
22,499		Wilshire Bancorp, Inc	224,990
16,749		Wintrust Financial Corp	750,690
3,011		WSFS Financial Corp	203,604
5,513	*	Yadkin Financial Corp	105,574
70,495		Zions Bancorporation	2,038,715
		TOTAL BANKS	493,059,817

CAPITAL GOODS - 8.5%
273,176		3M Co	37,996,050
29,684	*	A.O. Smith Corp	1,388,024
10,369	*	Aaon, Inc	293,961
14,311		AAR Corp	370,655
18,679	*	Accuride Corp	105,350
111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,671		Aceto Corp	$233,482
28,945		Actuant Corp (Class A)	980,078
16,604		Acuity Brands, Inc	2,068,360
40,017	*	Aecom Technology Corp	1,297,351
17,209	*	Aegion Corp	438,657
7,897	*	Aerovironment, Inc	266,682
38,741		AGCO Corp	2,157,874
26,738		Air Lease Corp	959,092
26,219		Aircastle Ltd	460,668
2,787		Alamo Group, Inc	148,045
10,576		Albany International Corp (Class A)	380,525
37,976		Allegion plc	1,874,116
13,017		Alliant Techsystems, Inc	1,877,312
12,909		Altra Holdings, Inc	440,971
7,666	*	Ameresco, Inc	49,139
5,930	e	American Railcar Industries, Inc	411,779
4,637		American Science & Engineering, Inc	311,606
20,793	*,e	American Superconductor Corp	26,615
3,969	*	American Woodmark Corp	119,110
94,073		Ametek, Inc	4,959,529
3,985		Ampco-Pittsburgh Corp	79,820
9,213	*,e	API Technologies Corp	21,006
12,974		Apogee Enterprises, Inc	412,184
16,487		Applied Industrial Technologies, Inc	790,057
5,143		Argan, Inc	137,678
9,943	*	Armstrong World Industries, Inc	522,604
48,530	*	ArvinMeritor, Inc	576,051
9,449		Astec Industries, Inc	377,488
7,720	*	Astronics Corp	440,966
864	*	Astronics Corp (Class B)	49,162
9,722		AZZ, Inc	422,129
44,867		Babcock & Wilcox Co	1,560,923
19,306		Barnes Group, Inc	743,667
38,956	*	BE Aerospace, Inc	3,419,168
18,664	*	Beacon Roofing Supply, Inc	664,065
25,192	*	Blount International, Inc	281,395
7,295	*	Bluelinx Holdings, Inc	9,556
300,222		Boeing Co	38,734,642
17,419		Brady Corp (Class A)	449,236
17,803	e	Briggs & Stratton Corp	380,450
18,279	*	Builders FirstSource, Inc	143,490
6,609	*	CAI International, Inc	143,746
154,005	*,e	Capstone Turbine Corp	317,250
24,252		Carlisle Cos, Inc	1,994,727
259,538		Caterpillar, Inc	27,355,305
11,724	*,e	Chart Industries, Inc	799,811
38,344		Chicago Bridge & Iron Co NV	3,070,204
6,684		CIRCOR International, Inc	542,808
19,791		Clarcor, Inc	1,143,128
40,461	*	Colfax Corp	2,912,383
7,576	*	Columbus McKinnon Corp	200,688
14,302		Comfort Systems USA, Inc	214,530
112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,607	*	Commercial Vehicle Group, Inc	$112,704
5,840	*	Continental Building Products Inc	99,280
18,503		Crane Co	1,345,723
8,646		Cubic Corp	410,080
75,258		Cummins, Inc	11,352,669
18,796		Curtiss-Wright Corp	1,201,816
236,942		Danaher Corp	17,386,804
152,101		Deere & Co	14,197,107
27,840	*	DigitalGlobe, Inc	829,075
58,664		Donaldson Co, Inc	2,469,168
8,590		Douglas Dynamics, Inc	144,913
67,184		Dover Corp	5,804,698
4,040	*	Ducommun, Inc	98,051
4,207	*	DXP Enterprises, Inc	476,275
12,599	*	Dycom Industries, Inc	395,609
6,057		Dynamic Materials Corp	122,351
186,894		Eaton Corp	13,575,980
25,620		EMCOR Group, Inc	1,178,264
284,111		Emerson Electric Co	19,370,688
9,111		Encore Wire Corp	443,979
25,645	*,e	Energy Recovery, Inc	131,046
18,377		EnerSys	1,241,918
6,454	*	Engility Holdings, Inc	281,653
5,804	*,e	Enphase Energy, Inc	43,820
9,371	*	EnPro Industries, Inc	667,309
1,465	*,e	Erickson Air-Crane, Inc	23,162
9,475		ESCO Technologies, Inc	316,655
12,425	*	Esterline Technologies Corp	1,354,574
78,015		Exelis, Inc	1,446,398
118,021	e	Fastenal Co	5,910,492
23,562	*	Federal Signal Corp	357,671
56,703		Flowserve Corp	4,142,154
63,562		Fluor Corp	4,811,643
63,648		Fortune Brands Home & Security, Inc	2,536,373
20,232		Franklin Electric Co, Inc	782,371
3,620		Freightcar America, Inc	95,061
112,857	*,e	FuelCell Energy, Inc	256,185
16,219	*	Furmanite Corp	169,975
17,900		GATX Corp	1,174,777
23,099	*,e	GenCorp, Inc	405,618
19,651		Generac Holdings, Inc	1,157,051
18,528		General Cable Corp	474,687
117,396		General Dynamics Corp	12,848,992
4,080,923		General Electric Co	109,736,019
11,486	*	Gibraltar Industries, Inc	196,181
3,003		Global Brass & Copper Holdings, Inc	47,628
6,344		Global Power Equipment Group, Inc	111,210
7,230		Gorman-Rupp Co	224,492
23,662		Graco, Inc	1,715,495
47,638	*,e	GrafTech International Ltd	534,022
4,428		Graham Corp	132,132
14,471		Granite Construction, Inc	540,926
113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,276	*	Great Lakes Dredge & Dock Corp	$200,872
9,362	*	Greenbrier Cos, Inc	490,943
17,223		Griffon Corp	183,253
10,434	*	H&E Equipment Services, Inc	402,231
3,407		Hardinge, Inc	45,518
30,803		Harsco Corp	737,116
23,800	*	HD Supply Holdings, Inc	613,564
25,313		Heico Corp	1,400,315
37,613	*	Hexcel Corp	1,568,086
311,799		Honeywell International, Inc	28,966,127
5,385		Houston Wire & Cable Co	67,097
23,552		Hubbell, Inc (Class B)	2,772,541
18,949		Huntington Ingalls	1,951,747
1,898		Hurco Cos, Inc	50,601
4,224		Hyster-Yale Materials Handling, Inc	407,151
31,323		IDEX Corp	2,335,756
18,687	*	II-VI, Inc	269,093
140,428		Illinois Tool Works, Inc	11,968,678
110,399		Ingersoll-Rand plc	6,601,860
4,851	*	Innovative Solutions & Support, Inc	32,647
6,765		Insteel Industries, Inc	139,224
34,338		ITT Corp	1,481,341
51,524	*	Jacobs Engineering Group, Inc	2,972,935
14,140		John Bean Technologies Corp	409,919
40,832	e	Joy Global, Inc	2,465,436
4,807		Kadant, Inc	167,043
10,322		Kaman Corp	433,214
57,032		KBR, Inc	1,446,902
30,317		Kennametal, Inc	1,416,713
14,738	*,e	KEYW Holding Corp	189,383
15,051	*	Kratos Defense & Security Solutions, Inc	108,668
36,175		L-3 Communications Holdings, Inc	4,173,510
8,671	*,e	Layne Christensen Co	151,049
3,627		LB Foster Co (Class A)	171,738
19,240		Lennox International, Inc	1,612,889
31,825		Lincoln Electric Holdings, Inc	2,126,228
4,945	e	Lindsay Manufacturing Co	435,803
3,974	*,e	LMI Aerospace, Inc	54,205
103,309		Lockheed Martin Corp	16,957,139
5,746		LSI Industries, Inc	43,727
7,012	*	Lydall, Inc	164,151
4,394	*	Manitex International, Inc	72,325
51,424		Manitowoc Co, Inc	1,634,255
138,500		Masco Corp	2,782,465
24,509	*,e	Mastec, Inc	970,066
7,584	*	Middleby Corp	1,914,808
5,071		Miller Industries, Inc	98,225
17,441	*	Moog, Inc (Class A)	1,141,513
33,617	*	MRC Global, Inc	981,280
18,133		MSC Industrial Direct Co (Class A)	1,651,191
21,408		Mueller Industries, Inc	619,548
62,679		Mueller Water Products, Inc (Class A)	571,633
114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,966	*	MYR Group, Inc	$210,342
1,821	e	National Presto Industries, Inc	131,586
21,222	*,e	Navistar International Corp	804,950
8,107	*	NCI Building Systems, Inc	126,794
6,966		NN, Inc	136,325
5,130	*	Norcraft Cos, Inc	81,464
25,943		Nordson Corp	1,928,862
4,640	*	Nortek, Inc	381,222
88,539		Northrop Grumman Corp	10,758,374
3,916	*	Northwest Pipe Co	140,075
23,002	*	Orbital Sciences Corp	676,259
11,476	*	Orion Marine Group, Inc	134,614
35,397		Oshkosh Truck Corp	1,964,888
45,435		Owens Corning, Inc	1,856,020
138,731		Paccar, Inc	8,876,009
43,677		Pall Corp	3,675,420
57,978		Parker Hannifin Corp	7,356,249
2,377	*	Patrick Industries, Inc	95,246
79,589		Pentair Ltd	5,912,667
14,306	*	Perini Corp	423,458
12,273	*	Pgt, Inc	122,116
10,096	*	Pike Electric Corp	96,922
6,151	*	Ply Gem Holdings, Inc	78,425
9,067	*	PMFG, Inc	51,410
17,763	*,e	Polypore International, Inc	616,021
4,631		Powell Industries, Inc	293,235
780	*,e	Power Solutions International, Inc	64,545
12,839	*	PowerSecure International, Inc	285,411
58,276		Precision Castparts Corp	14,749,073
704		Preformed Line Products Co	42,071
14,897		Primoris Services Corp	416,818
6,465	*,e	Proto Labs, Inc	391,391
13,031		Quanex Building Products Corp	245,504
83,835	*	Quanta Services, Inc	2,957,699
13,831		Raven Industries, Inc	427,378
129,536		Raytheon Co	12,368,097
10,417	*	RBC Bearings, Inc	648,562
18,056		Regal-Beloit Corp	1,349,325
28,397	*,e	Revolution Lighting Technologies, Inc	82,635
13,598	*	Rexnord Corp	363,611
54,850		Rockwell Automation, Inc	6,537,023
54,175		Rockwell Collins, Inc	4,206,689
39,295		Roper Industries, Inc	5,460,040
13,221	*	Rush Enterprises, Inc (Class A)	424,394
15,523		Simpson Manufacturing Co, Inc	508,999
22,253		Snap-On, Inc	2,581,348
9,591	*,e	SolarCity Corp	510,721
5,902	*	Sparton Corp	160,298
44,910	*	Spirit Aerosystems Holdings, Inc (Class A)	1,348,647
17,950		SPX Corp	1,828,028
4,897		Standex International Corp	290,735
63,531		Stanley Works	5,456,678
115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,846	*	Sterling Construction Co, Inc	$37,217
5,400	*	Stock Building Supply Holdings, Inc	93,474
8,131		Sun Hydraulics Corp	332,395
12,916	e	TAL International Group, Inc	544,797
17,883	*	Taser International, Inc	288,810
6,878	*	Tecumseh Products Co (Class A)	41,337
15,081	*	Teledyne Technologies, Inc	1,400,422
8,078		Tennant Co	515,296
43,646		Terex Corp	1,889,435
8,149	e	Textainer Group Holdings Ltd	320,256
109,112		Textron, Inc	4,462,681
2,347	*,e	The ExOne Company	81,065
10,365	*	Thermon Group Holdings	246,894
32,984		Timken Co	2,080,631
21,724	e	Titan International, Inc	380,387
10,884	*,e	Titan Machinery, Inc	191,994
24,003		Toro Co	1,525,151
20,979		TransDigm Group, Inc	3,731,535
7,617	*	Trex Co, Inc	598,087
18,987	*	Trimas Corp	680,874
30,217		Trinity Industries, Inc	2,268,088
20,359		Triumph Group, Inc	1,319,467
4,337		Twin Disc, Inc	125,469
37,327	*	United Rentals, Inc	3,502,392
363,681		United Technologies Corp	43,034,373
8,259		Universal Forest Products, Inc	416,997
28,917		URS Corp	1,362,569
28,811	*	USG Corp	860,296
10,654		Valmont Industries, Inc	1,586,487
5,781	*	Vicor Corp	48,329
23,720		W.W. Grainger, Inc	6,034,368
26,347	*	Wabash National Corp	351,996
22,440	*	WABCO Holdings, Inc	2,401,304
9,798		Watsco, Inc	1,008,312
10,912		Watts Water Technologies, Inc (Class A)	580,518
17,226	*,e	WESCO International, Inc	1,512,098
37,673		Westinghouse Air Brake Technologies Corp	2,808,522
25,723		Woodward Governor Co	1,153,162
8,207	*	Xerium Technologies, Inc	110,795
71,418		Xylem, Inc	2,684,603
		TOTAL CAPITAL GOODS	707,279,550

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
22,665		ABM Industries, Inc	613,995
18,732	e	Acacia Research (Acacia Technologies)	300,461
43,662	*	ACCO Brands Corp	267,648
8,204	*,e	Acorn Energy, Inc	19,033
8,031		Administaff, Inc	257,474
78,283	e	ADT Corp	2,367,278
14,166	*	Advisory Board Co	811,145
9,372		American Ecology Corp	418,460
18,662	*	ARC Document Solutions, Inc	119,437
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,118		Barrett Business Services, Inc	$157,178
19,702		Brink’s Co	501,219
13,804	*	Casella Waste Systems, Inc (Class A)	70,400
11,843	*	CBIZ, Inc	101,495
5,378		CDI Corp	82,391
9,740	e	Ceco Environmental Corp	154,769
19,758	*,e	Cenveo, Inc	61,052
41,148		Cintas Corp	2,424,852
24,625	*,e	Clean Harbors, Inc	1,477,500
45,517	*	Copart, Inc	1,650,902
12,816		Corporate Executive Board Co	884,560
44,013		Corrections Corp of America	1,443,626
2,988		Courier Corp	43,416
40,540		Covanta Holding Corp	747,963
4,650	*	CRA International, Inc	101,230
19,870		Deluxe Corp	1,091,856
15,236		Dun & Bradstreet Corp	1,687,539
9,244	*	EnerNOC, Inc	218,158
10,065		Ennis, Inc	150,572
48,076		Equifax, Inc	3,404,262
5,153		Exponent, Inc	362,874
3,955	*	Franklin Covey Co	80,168
16,226	*	FTI Consulting, Inc	556,552
7,447		G & K Services, Inc (Class A)	394,244
28,661		Geo Group, Inc	961,003
5,783	*	GP Strategies Corp	151,977
25,312		Healthcare Services Group	736,579
7,483		Heidrick & Struggles International, Inc	141,055
2,270	*	Heritage-Crystal Clean, Inc	36,320
25,034		Herman Miller, Inc	771,798
19,611		HNI Corp	690,896
8,902	*	Huron Consulting Group, Inc	633,822
7,449	*	ICF International, Inc	290,288
50,177	*	ICO Global Communications Holdings Ltd	82,792
26,009	*	IHS, Inc (Class A)	3,137,466
16,934	*	Innerworkings, Inc	121,925
22,540		Interface, Inc	405,495
5,323		Intersections, Inc	29,915
65,722		Iron Mountain, Inc	1,869,134
29,019		KAR Auction Services, Inc	864,186
12,491		Kelly Services, Inc (Class A)	263,060
9,799		Kforce, Inc	226,553
11,755		Kimball International, Inc (Class B)	197,014
18,644		Knoll, Inc	339,134
20,706	*	Korn/Ferry International	601,509
29,449		Manpower, Inc	2,395,382
9,593		McGrath RentCorp	302,947
6,009	*	Mistras Group, Inc	136,464
14,696		Mobile Mini, Inc	649,269
10,756		MSA Safety, Inc	567,379
4,295		Multi-Color Corp	149,681
18,361	*	Navigant Consulting, Inc	308,465
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

88,066		Nielsen Holdings NV	$4,134,699
1,974		NL Industries, Inc	19,799
30,943	*,e	Odyssey Marine Exploration, Inc	67,765
17,555	*	On Assignment, Inc	614,425
10,412	*	Performant Financial Corp	90,689
76,537	e	Pitney Bowes, Inc	2,051,192
9,506		Quad	205,805
80,473		R.R. Donnelley & Sons Co	1,416,325
104,395		Republic Services, Inc	3,663,221
13,734		Resources Connection, Inc	186,920
55,822		Robert Half International, Inc	2,500,826
24,395		Rollins, Inc	733,802
12,267	*	RPX Corp	200,933
3,482		Schawk, Inc (Class A)	69,640
5,881	*	SP Plus Corp	143,614
33,167		Steelcase, Inc (Class A)	546,592
34,450	*	Stericycle, Inc	4,011,358
34,268	*,e	Swisher Hygiene, Inc	13,755
7,886	*	Team, Inc	338,231
24,838	*	Tetra Tech, Inc	712,105
25,728		Towers Watson & Co	2,887,196
5,055	*	TRC Cos, Inc	29,976
16,456	*	TrueBlue, Inc	440,198
5,480		Unifirst Corp	527,395
16,327		United Stationers, Inc	612,752
59,551	*	Verisk Analytics, Inc	3,578,420
7,823		Viad Corp	180,320
1,211		VSE Corp	75,651
9,485	*	WageWorks, Inc	401,879
49,603		Waste Connections, Inc	2,215,270
185,150		Waste Management, Inc	8,229,918
6,588		West Corp	160,418
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,146,306

CONSUMER DURABLES & APPAREL - 1.5%
47,687	*,e	American Apparel, Inc	30,825
4,947		Arctic Cat, Inc	202,283
3,514		Bassett Furniture Industries, Inc	48,458
9,403	*,e	Beazer Homes USA, Inc	178,281
9,316	*,e	Black Diamond, Inc	103,873
4,756	e	Blyth, Inc	44,564
34,608		Brunswick Corp	1,390,896
33,944	e	Callaway Golf Co	295,652
20,866		Carter’s, Inc	1,536,990
2,607	*	Cavco Industries, Inc	203,216
109,371		Coach, Inc	4,883,415
6,052	e	Columbia Sportswear Co	520,351
38,595	*	CROCS, Inc	583,942
2,574		CSS Industries, Inc	61,699
4,789		Culp, Inc	86,442
13,668	*,e	Deckers Outdoor Corp	1,079,089
111,150		DR Horton, Inc	2,476,422
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,554	e	Ethan Allen Interiors, Inc	$231,971
3,766	*,e	EveryWare Global, Inc	10,244
1,383		Flexsteel Industries, Inc	47,465
19,621	*	Fossil Group, Inc	2,092,580
48,824	e	Garmin Ltd	2,787,850
7,448	*	G-III Apparel Group Ltd	534,543
38,965		Hanesbrands, Inc	3,198,637
26,240		Harman International Industries, Inc	2,876,166
43,813		Hasbro, Inc	2,421,106
12,254	*	Helen of Troy Ltd	768,326
3,179		Hooker Furniture Corp	44,029
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	264,402
19,277	*	Iconix Brand Group, Inc	819,273
12,744	*,e	iRobot Corp	426,924
6,899	e	Jakks Pacific, Inc	60,435
48,542	*	Jarden Corp	2,774,175
1,650		Johnson Outdoors, Inc	34,535
51,100	*	Kate Spade & Co	1,776,747
35,932	e	KB Home	593,237
22,054		La-Z-Boy, Inc	534,368
22,633	*,e	Leapfrog Enterprises, Inc	155,036
54,196		Leggett & Platt, Inc	1,780,881
64,270		Lennar Corp (Class A)	2,480,179
5,530	*	LGI Homes, Inc	81,402
11,112	*	Libbey, Inc	296,357
2,759		Lifetime Brands, Inc	52,697
8,712	*	M/I Homes, Inc	194,016
4,990	*	Malibu Boats Inc	111,077
3,595		Marine Products Corp	25,525
137,630		Mattel, Inc	5,397,160
13,843	e	MDC Holdings, Inc	382,067
15,263	*	Meritage Homes Corp	588,847
78,225	*	Michael Kors Holdings Ltd	7,134,120
24,335	*	Mohawk Industries, Inc	3,222,197
6,272		Movado Group, Inc	246,364
1,709		Nacco Industries, Inc (Class A)	91,585
22,079	*	Nautilus, Inc	183,918
7,070	*	New Home Co Inc	97,213
111,985		Newell Rubbermaid, Inc	3,371,868
280,197		Nike, Inc (Class B)	20,440,371
1,869	*	NVR, Inc	2,012,913
4,894		Oxford Industries, Inc	323,053
5,118	*	Perry Ellis International, Inc	77,282
31,842		Phillips-Van Heusen Corp	3,998,400
25,028		Polaris Industries, Inc	3,362,011
18,378		Pool Corp	1,084,670
151,015		Pulte Homes, Inc	2,777,166
56,396	*	Quiksilver, Inc	362,062
24,511		Ralph Lauren Corp	3,710,230
3,796		RG Barry Corp	69,391
18,370		Ryland Group, Inc	705,224
14,756	*	Skechers U.S.A., Inc (Class A)	604,848
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,902	*	Skullcandy, Inc	$153,245
24,217	*,e	Smith & Wesson Holding Corp	371,731
66,176	*	Standard-Pacific Corp	528,746
24,041	*	Steven Madden Ltd	856,100
7,390	e	Sturm Ruger & Co, Inc	475,547
15,358	*	Taylor Morrison Home Corp	325,743
23,504	*	Tempur-Pedic International, Inc	1,179,431
69,503	*	Toll Brothers, Inc	2,379,783
5,974	*,e	TRI Pointe Homes, Inc	96,002
18,264	*	Tumi Holdings, Inc	372,951
20,224		Tupperware Corp	1,717,220
4,000	*	UCP, Inc (Class A)	56,600
65,754	*	Under Armour, Inc (Class A)	3,214,713
5,888	*	Unifi, Inc	130,360
5,996	*	Universal Electronics, Inc	223,951
8,174	*,e	Vera Bradley, Inc	231,324
138,170		VF Corp	8,440,805
4,400	*	Vince Holding Corp	121,044
4,800	*	WCI Communities, Inc	92,016
2,076		Weyco Group, Inc	52,087
30,993		Whirlpool Corp	4,753,706
4,740	*	William Lyon Homes, Inc	123,714
41,180	e	Wolverine World Wide, Inc	1,157,158
10,387	*	Zagg, Inc	45,183
		TOTAL CONSUMER DURABLES & APPAREL	128,542,701

CONSUMER SERVICES - 2.1%
6,327	*	American Public Education, Inc	218,914
37,199	*	Apollo Group, Inc (Class A)	1,073,563
16,000		ARAMARK Holdings Corp	451,040
5,410	*	Ascent Media Corp (Series A)	372,046
15,092	*	Bally Technologies, Inc	982,640
8,987	*	BJ’s Restaurants, Inc	256,579
21,097	*	Bloomin’ Brands, Inc	449,788
10,957		Bob Evans Farms, Inc	513,555
26,360	*	Boyd Gaming Corp	311,575
7,860	*	Bravo Brio Restaurant Group, Inc	117,664
7,700	*	Bridgepoint Education, Inc	122,045
4,383	*	Bright Horizons Family Solutions	178,739
26,732		Brinker International, Inc	1,313,610
7,156	*	Buffalo Wild Wings, Inc	1,045,635
38,174		Burger King Worldwide, Inc	997,487
15,743	*,e	Caesars Entertainment Corp	290,773
4,916		Capella Education Co	286,898
25,023	*	Career Education Corp	180,666
166,273		Carnival Corp	6,536,192
6,174		Carriage Services, Inc	99,340
7,842	*	Carrols Restaurant Group, Inc	52,620
7,469		CBRL Group, Inc	707,613
21,381		Cheesecake Factory	959,793
12,405	*	Chipotle Mexican Grill, Inc (Class A)	6,183,892
12,887	e	Choice Hotels International, Inc	569,348
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,150		Churchill Downs, Inc	$540,155
6,261	*	Chuy’s Holdings, Inc	225,083
7,900		ClubCorp Holdings, Inc	148,836
33,987	*,e	Corinthian Colleges, Inc	39,085
49,606		Darden Restaurants, Inc	2,465,914
4,234	*	Del Frisco’s Restaurant Group, Inc	110,126
34,973	*	Denny’s Corp	235,718
23,353		DeVry, Inc	1,051,586
6,600	*	Diamond Resorts International, Inc	123,486
6,308		DineEquity, Inc	478,209
4,042	*,e	Diversified Restaurant Holdings, Inc	20,250
23,246		Domino’s Pizza, Inc	1,729,037
40,819		Dunkin Brands Group, Inc	1,857,673
9,420	*,e	Education Management Corp	37,397
1,427		Einstein Noah Restaurant Group, Inc	21,919
9,732	*	Fiesta Restaurant Group, Inc	356,289
1,784		Graham Holdings Co	1,197,474
19,365	*	Grand Canyon Education, Inc	835,019
109,371		H&R Block, Inc	3,108,324
23,350		Hillenbrand, Inc	709,840
51,200	*	Hilton Worldwide Holdings, Inc	1,117,696
6,700	*,e	Houghton Mifflin Harcourt Co	136,881
18,542	*	Hyatt Hotels Corp	1,043,544
1,966	*,e	Ignite Restaurant Group, Inc	27,799
102,359		International Game Technology	1,284,605
12,922		International Speedway Corp (Class A)	406,268
14,936		Interval Leisure Group, Inc	384,901
7,420	*	Intrawest Resorts Holdings Inc	84,143
6,056	*	Isle of Capri Casinos, Inc	41,181
10,403	*,e	ITT Educational Services, Inc	280,881
17,604	*	Jack in the Box, Inc	942,518
6,376	*	Jamba, Inc	70,519
1,654	*	JTH Holding, Inc	44,989
10,327	*,e	K12, Inc	244,543
25,154	*	Krispy Kreme Doughnuts, Inc	441,201
153,535		Las Vegas Sands Corp	12,149,225
17,464	*,e	Life Time Fitness, Inc	838,272
23,230	*	LifeLock, Inc	364,711
6,700		Lincoln Educational Services Corp	27,336
5,633	*	Luby’s, Inc	30,531
6,086		Marcus Corp	101,819
91,123		Marriott International, Inc (Class A)	5,278,755
11,118	*	Marriott Vacations Worldwide Corp	605,709
10,624		Matthews International Corp (Class A)	428,678
396,663		McDonald’s Corp	40,213,695
145,625	*	MGM Mirage	3,674,119
2,161	*	Monarch Casino & Resort, Inc	34,662
10,188	*	Morgans Hotel Group Co	76,410
10,353	*	Multimedia Games, Inc	302,308
809	*	Nathan’s Famous, Inc	39,868
2,500	*,e	Noodles & Co	81,975
10,058	*	Norwegian Cruise Line Holdings Ltd	329,601
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,484	*	Orient-Express Hotels Ltd (Class A)	$477,940
10,722	*	Panera Bread Co (Class A)	1,640,144
13,800		Papa John’s International, Inc	605,268
25,739	*	Penn National Gaming, Inc	287,247
22,186	*,e	Pinnacle Entertainment, Inc	516,268
9,018	*	Popeyes Louisiana Kitchen, Inc	343,586
4,160	*,e	Potbelly Corp	70,720
5,872	*	Red Robin Gourmet Burgers, Inc	399,179
17,984		Regis Corp	236,310
62,868		Royal Caribbean Cruises Ltd	3,340,177
23,208	*	Ruby Tuesday, Inc	178,934
14,638		Ruth’s Chris Steak House, Inc	184,292
16,525	*	Scientific Games Corp (Class A)	197,970
13,831		SeaWorld Entertainment, Inc	415,760
80,879		Service Corp International	1,518,099
25,122		Six Flags Entertainment Corp	1,008,397
21,460	*	Sonic Corp	408,598
26,774		Sotheby’s (Class A)	1,126,114
3,564		Speedway Motorsports, Inc	64,829
295,467		Starbucks Corp	20,865,880
76,759		Starwood Hotels & Resorts Worldwide, Inc	5,883,577
540	*	Steak N Shake Co	231,671
5,363	*	Steiner Leisure Ltd	231,521
3,842	*,e	Strayer Education, Inc	163,784
22,174		Texas Roadhouse, Inc (Class A)	548,585
8,628		Town Sports International Holdings, Inc	60,482
11,170		Universal Technical Institute, Inc	134,152
13,713		Vail Resorts, Inc	949,351
9,978	e	Weight Watchers International, Inc	197,564
109,382	e	Wendy’s	908,964
51,872		Wyndham Worldwide Corp	3,700,548
31,561		Wynn Resorts Ltd	6,434,972
178,652		Yum! Brands, Inc	13,754,417
		TOTAL CONSUMER SERVICES	177,778,078

DIVERSIFIED FINANCIALS - 3.9%
21,237	*	Affiliated Managers Group, Inc	4,209,173
115,567	*	American Capital Ltd	1,732,349
375,281		American Express Co	32,810,818
76,229		Ameriprise Financial, Inc	8,509,443
82,713		Apollo Investment Corp	660,877
112,996		Ares Capital Corp	1,940,141
4,864		Artisan Partners Asset Management, Inc	282,453
461,250		Bank of New York Mellon Corp	15,622,538
42,184		BGC Partners, Inc (Class A)	302,459
26,185	e	BlackRock Kelso Capital Corp	237,760
51,974		BlackRock, Inc	15,644,174
8,074		Calamos Asset Management, Inc (Class A)	98,341
230,551		Capital One Financial Corp	17,037,719
5,115		Capital Southwest Corp	179,537
10,878	e	Cash America International, Inc	473,737
34,656		CBOE Holdings, Inc	1,849,244
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

438,971		Charles Schwab Corp	$11,654,680
125,784		CME Group, Inc	8,853,936
8,667	e	Cohen & Steers, Inc	351,100
6,692	*	Consumer Portfolio Services, Inc	46,710
33,330	*	Cowen Group, Inc	136,986
2,850	*	Credit Acceptance Corp	374,832
1,901	e	Deerfield Capital Corp	14,657
783		Diamond Hill Investment Group, Inc	92,958
195,469		Discover Financial Services	10,926,717
15,531	*,e	Dollar Financial Corp	144,749
108,917	*	E*Trade Financial Corp	2,445,187
48,078		Eaton Vance Corp	1,734,173
8,929	*,e	Encore Capital Group, Inc	385,911
12,781		Evercore Partners, Inc (Class A)	682,889
19,306	*	Ezcorp, Inc (Class A)	201,362
3,265	*	FBR & Co	84,237
36,442	e	Federated Investors, Inc (Class B)	1,040,055
4,692	e	Fidus Investment Corp	85,957
56,729		Fifth Street Finance Corp	528,147
18,694		Financial Engines, Inc	827,210
11,086	*	First Cash Financial Services, Inc	540,664
3,326	*,e	First Marblehead Corp	17,495
4,368	e	Firsthand Technology Value Fund, Inc	85,438
164,328		Franklin Resources, Inc	8,602,571
6,057	e	Friedman Billings Ramsey Group, Inc (Class A)	160,208
14,017	e	FXCM, Inc	216,983
3,332		Gain Capital Holdings, Inc	33,653
2,019		GAMCO Investors, Inc (Class A)	153,303
2,208	e	Garrison Capital, Inc	31,133
29,194		GFI Group, Inc	108,602
9,066	e	Gladstone Capital Corp	87,668
10,384		Gladstone Investment Corp	81,618
181,679		Goldman Sachs Group, Inc	29,035,938
13,107	e	Golub Capital BDC, Inc	219,149
12,168	*	Green Dot Corp	211,358
11,735	e	Greenhill & Co, Inc	588,510
9,052	*,e	GSV Capital Corp	79,477
25,078	e	Hercules Technology Growth Capital, Inc	343,067
12,717		HFF, Inc (Class A)	432,378
3,609	e	Horizon Technology Finance Corp	47,278
6,692	*,e	Imperial Holdings, Inc	44,770
17,766		Interactive Brokers Group, Inc (Class A)	424,607
45,777		IntercontinentalExchange Group, Inc	9,358,650
5,408	*	International Assets Holding Corp	102,319
14,569	*	Internet Capital Group, Inc	296,916
172,572		Invesco Ltd	6,076,260
15,358	*	Investment Technology Group, Inc	316,989
16,008	e	iShares Russell 2000 Index Fund	1,792,576
61,863	e	Janus Capital Group, Inc	750,398
1,370	*	JGWPT Holdings, Inc	19,413
4,534		JMP Group, Inc	31,330
9,767	e	KCAP Financial, Inc	77,843
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,962	*	KCG Holdings, Inc	$268,272
35,700	*	Ladenburg Thalmann Financial Services, Inc	97,461
48,866		Lazard Ltd (Class A)	2,299,145
45,003		Legg Mason, Inc	2,110,191
116,939		Leucadia National Corp	2,984,283
21,572		LPL Financial Holdings, Inc	1,021,434
15,067	e	Main Street Capital Corp	473,706
5,874		Manning & Napier, Inc	97,626
14,347		MarketAxess Holdings, Inc	773,016
2,584		Marlin Business Services Corp	44,367
28,650		MCG Capital Corp	96,264
109,269		McGraw-Hill Financial, Inc	8,078,257
6,735		Medallion Financial Corp	91,596
16,336	e	Medley Capital Corp	213,021
76,130		Moody’s Corp	5,976,205
601,436		Morgan Stanley	18,602,415
45,981	*	MSCI, Inc (Class A)	1,864,070
9,119	e	MVC Capital, Inc	118,912
44,579		NASDAQ OMX Group, Inc	1,644,965
8,392		Nelnet, Inc (Class A)	354,646
18,887		New Mountain Finance Corp	270,273
9,784	*	NewStar Financial, Inc	111,733
6,380		NGP Capital Resources Co	43,448
2,880		Nicholas Financial, Inc	45,274
94,743		Northern Trust Corp	5,708,266
4,705		Oppenheimer Holdings, Inc	119,789
3,833	e	PennantPark Floating Rate Capital Ltd	53,279
24,314		PennantPark Investment Corp	260,160
23,231	*	PHH Corp	552,201
8,077	*	Pico Holdings, Inc	187,790
6,687	*	Piper Jaffray Cos	293,292
19,859	*	Portfolio Recovery Associates, Inc	1,134,942
121,473	e	Prospect Capital Corp	1,313,123
2,413		Pzena Investment Management, Inc (Class A)	26,229
48,674		Raymond James Financial, Inc	2,419,098
1,575	*	Regional Management Corp	24,161
3,649		Resource America, Inc (Class A)	31,053
8,217	*	Safeguard Scientifics, Inc	172,639
32,600	*	Santander Consumer USA Holdings, Inc	741,324
57,167		SEI Investments Co	1,851,067
175,452		SLM Corp	4,517,889
21,360		Solar Capital Ltd	467,784
3,947	e	Solar Senior Capital Ltd	65,323
8,000		SPDR S&P MidCap 400 ETF Trust	1,973,760
115,837	e	SPDR Trust Series 1	21,827,166
9,300	*,e	Springleaf Holdings, Inc	213,714
172,549		State Street Corp	11,139,763
4,383	e	Stellus Capital Investment Corp	58,951
24,175	*	Stifel Financial Corp	1,130,665
13,104	*	SWS Group, Inc	97,101
102,804		T Rowe Price Group, Inc	8,443,293
15,746	e	TCP Capital Corp	254,928
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

94,839		TD Ameritrade Holding Corp	$3,025,364
9,975		THL Credit, Inc	133,964
20,132	e	TICC Capital Corp	193,871
10,223		Triangle Capital Corp	266,514
2,871	*	Virtus Investment Partners, Inc	531,106
28,706		Voya Financial, Inc	1,015,905
34,459		Waddell & Reed Financial, Inc (Class A)	2,324,260
13,455	*,e	Walter Investment Management Corp	357,634
2,714		Westwood Holdings Group, Inc	157,873
109	e	WhiteHorse Finance, Inc	1,487
38,429	*,e	WisdomTree Investments, Inc	433,863
3,815	*,e	World Acceptance Corp	276,969
		TOTAL DIVERSIFIED FINANCIALS	324,049,918

ENERGY - 9.7%
36,911	*	Abraxas Petroleum Corp	201,534
1,308		Adams Resources & Energy, Inc	94,254
9,016	e	Alon USA Energy, Inc	146,871
94,538	*,e	Alpha Natural Resources, Inc	406,513
14,230	*,e	Amyris Biotechnologies, Inc	50,090
197,630		Anadarko Petroleum Corp	19,569,323
14,400	*	Antero Resources Corp	945,648
153,914		Apache Corp	13,359,735
3,270	*,e	APCO Argentina, Inc	45,715
13,379	*,e	Approach Resources, Inc	277,614
99,211	e	Arch Coal, Inc	454,386
7,100	*	Athlon Energy, Inc	286,911
23,892	*	Atwood Oceanics, Inc	1,184,087
172,868		Baker Hughes, Inc	12,083,473
13,169	*	Basic Energy Services, Inc	347,925
20,072	*,e	Bill Barrett Corp	475,305
2,593		Bolt Technology Corp	43,770
12,236	*	Bonanza Creek Energy, Inc	594,914
84,890	*,e	BPZ Energy, Inc	229,203
14,049		Bristow Group, Inc	1,078,963
17,907	*,e	C&J Energy Services, Inc	538,284
165,269		Cabot Oil & Gas Corp	6,491,766
42,914	*,e	Cal Dive International, Inc	63,513
19,530	*	Callon Petroleum Co	179,285
89,402	*	Cameron International Corp	5,807,554
8,056	e	CARBO Ceramics, Inc	1,127,115
19,404	*	Carrizo Oil & Gas, Inc	1,067,608
14,890	*	CHC Group Ltd	100,507
94,440	*	Cheniere Energy, Inc	5,331,138
225,500		Chesapeake Energy Corp	6,483,125
765,277		Chevron Corp	96,057,569
34,112		Cimarex Energy Co	4,063,421
2,978	*	Clayton Williams Energy, Inc	430,261
25,955	*,e	Clean Energy Fuels Corp	229,702
23,150	*	Cloud Peak Energy, Inc	455,823
110,459	*	Cobalt International Energy, Inc	1,988,262
21,312		Comstock Resources, Inc	592,474
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,267	*	Concho Resources, Inc	$5,383,280
483,751		ConocoPhillips	35,947,537
88,737		Consol Energy, Inc	3,949,684
7,333	*	Contango Oil & Gas Co	352,277
16,368	*,e	Continental Resources, Inc	2,267,295
5,576	e	CVR Energy, Inc	274,060
3,403		Dawson Geophysical Co	96,169
14,131		Delek US Holdings, Inc	452,051
142,757		Denbury Resources, Inc	2,401,173
159,123		Devon Energy Corp	11,138,610
27,127	e	Diamond Offshore Drilling, Inc	1,481,405
9,285	*	Diamondback Energy, Inc	667,963
29,997	*	Dresser-Rand Group, Inc	1,813,019
15,431	*	Dril-Quip, Inc	1,745,555
23,543	*,e	Emerald Oil, Inc	166,449
37,538	*,e	Endeavour International Corp	129,131
26,907		Energen Corp	2,096,324
33,330	e	Energy XXI Bermuda Ltd	797,587
214,412		EOG Resources, Inc	21,012,376
13,740	*	EP Energy Corp	266,968
13,944	*	EPL Oil & Gas, Inc	545,768
23,043		Equal Energy Ltd	104,385
58,127		Equitable Resources, Inc	6,335,262
7,758	*	Era Group, Inc	221,491
8,771		Evolution Petroleum Corp	103,498
84,450	e	EXCO Resources, Inc	536,257
23,947		Exterran Holdings, Inc	1,030,200
1,758,675	d	Exxon Mobil Corp	180,105,907
92,500	*	FMC Technologies, Inc	5,244,750
61,864	*	Forest Oil Corp	115,067
15,010	*	Forum Energy Technologies, Inc	448,199
13,500		Frank’s International NV	370,305
25,452	*	Frontline Ltd	86,537
17,503	*,e	FX Energy, Inc	98,892
16,589		GasLog Ltd	444,253
39,409	*	Gastar Exploration, Inc	261,282
5,250	*,e	Geospace Technologies Corp	305,182
18,935	e	Golar LNG Ltd	836,927
14,508	*,e	Goodrich Petroleum Corp	364,876
9,934		Green Plains Renewable Energy, Inc	297,027
5,163		Gulf Island Fabrication, Inc	103,570
11,809		Gulfmark Offshore, Inc	531,523
33,518	*	Gulfport Energy Corp	2,469,271
106,857	*,e	Halcon Resources Corp	589,851
3,214		Hallador Petroleum Co	29,440
334,209		Halliburton Co	21,078,562
41,745	*	Helix Energy Solutions Group, Inc	1,003,550
37,121		Helmerich & Payne, Inc	4,033,197
85,627	*	Hercules Offshore, Inc	382,753
113,434		Hess Corp	10,113,775
79,673		Holly Corp	4,190,003
15,233	*	Hornbeck Offshore Services, Inc	631,103
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

81,801	*	ION Geophysical Corp	$359,924
189	*,e	Isramco, Inc	24,570
5,990	*	Jones Energy, Inc (Class A)	92,665
60,189	*	Key Energy Services, Inc	604,298
264,218		Kinder Morgan, Inc	8,629,360
16,270	*,e	KiOR, Inc (Class A)	9,926
10,821		Knightsbridge Tankers Ltd	129,311
111,672	*	Kodiak Oil & Gas Corp	1,419,351
38,556	*	Kosmos Energy LLC	421,031
18,781	*	Laredo Petroleum Holdings, Inc	548,969
74,322	*	Magnum Hunter Resources Corp	631,737
275,328		Marathon Oil Corp	9,953,107
118,626		Marathon Petroleum Corp	11,026,287
26,812	*	Matador Resources Co	770,041
10,361	*	Matrix Service Co	320,880
89,996	*,e	McDermott International, Inc	650,671
23,773	*,e	Midstates Petroleum Co, Inc	140,261
15,397	*,e	Miller Petroleum, Inc	74,214
5,541	*	Mitcham Industries, Inc	76,466
73,395		Murphy Oil Corp	4,655,445
115,559		Nabors Industries Ltd	2,949,066
166,720		National Oilwell Varco, Inc	13,092,522
5,354	*	Natural Gas Services Group, Inc	164,314
53,367	*	Newfield Exploration Co	1,806,473
36,665	*	Newpark Resources, Inc	441,447
140,772		Noble Energy, Inc	10,104,614
32,851	e	Nordic American Tanker Shipping	283,504
30,920	e	North Atlantic Drilling Ltd	265,294
24,209	*,e	Northern Oil And Gas, Inc	373,545
5,345	*,e	Nuverra Environmental Solutions, Inc	90,918
39,674	*	Oasis Petroleum, Inc	1,845,238
318,827		Occidental Petroleum Corp	30,527,685
41,282		Oceaneering International, Inc	3,025,145
21,118	*	Oil States International, Inc	2,051,403
80,925		Oneok, Inc	5,116,078
2,127		Panhandle Oil and Gas, Inc (Class A)	93,269
49,296	*	Parker Drilling Co	326,832
56,948		Patterson-UTI Energy, Inc	1,852,518
8,974		PBF Energy, Inc	276,220
13,507	*	PDC Energy, Inc	859,991
103,867		Peabody Energy Corp	1,974,512
27,783	*,e	Penn Virginia Corp	462,309
26,141	*	Petroquest Energy, Inc	157,369
4,745	*	PHI, Inc	212,576
232,107		Phillips 66	19,315,945
24,122	*	Pioneer Energy Services Corp	361,106
53,609		Pioneer Natural Resources Co	10,361,011
68,308		Questar Market Resources, Inc	2,096,373
54,103	*,e	Quicksilver Resources, Inc	176,376
63,614		Range Resources Corp	5,753,886
10,260	*	Renewable Energy Group, Inc	120,760
26,010	*,e	Resolute Energy Corp	195,075
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,322	*	Rex Energy Corp	$406,921
3,206	*	Rex Stores Corp	209,544
19,600	*	Rice Energy, Inc	582,120
5,290	*	RigNet, Inc	247,360
25,391	*	Rosetta Resources, Inc	1,202,010
47,259	*	Rowan Cos plc	1,461,248
26,972		RPC, Inc	599,588
8,980	*	RSP Permian, Inc	254,583
17,901	*,e	Sanchez Energy Corp	506,240
192,168	*,e	SandRidge Energy, Inc	1,318,272
526,084		Schlumberger Ltd	53,423,830
70,812		Scorpio Tankers, Inc	638,016
7,758	*	SEACOR Holdings, Inc	646,940
139,236	e	Seadrill Ltd	4,903,892
16,066		SemGroup Corp	1,026,296
29,283	e	Ship Finance International Ltd	516,259
21,802	*,e	Solazyme, Inc	234,590
135,310	*	Southwestern Energy Co	6,478,643
262,828		Spectra Energy Corp	10,436,900
26,116		St. Mary Land & Exploration Co	1,935,979
21,459	*	Stone Energy Corp	1,052,564
60,182		Superior Energy Services	1,981,191
18,833	*,e	Swift Energy Co	232,211
23,884	*	Synergy Resources Corp	278,010
13,400		Targa Resources Investments, Inc	1,447,066
14,547		Teekay Corp	816,232
29,244	e	Teekay Tankers Ltd (Class A)	102,062
14,281	*	Tesco Corp	285,620
53,026		Tesoro Corp	2,984,834
31,263	*	Tetra Technologies, Inc	390,787
8,414	*	TGC Industries, Inc	42,575
18,978		Tidewater, Inc	966,550
38,645	*,e	Triangle Petroleum Corp	371,765
60,536	*,e	Ultra Petroleum Corp	1,803,973
18,720	*	Unit Corp	1,234,584
35,586	*,e	Uranium Energy Corp	38,077
46,383	*,e	Ur-Energy, Inc	55,660
37,050	*	Vaalco Energy, Inc	341,601
214,894	*	Valero Energy Corp	12,285,490
92,339	*,e	Vantage Drilling Co	154,206
13,700		W&T Offshore, Inc	263,040
33,671	*	Warren Resources, Inc	170,712
20,429	e	Western Refining, Inc	888,661
6,628	*	Westmoreland Coal Co	196,255
46,075	*	Whiting Petroleum Corp	3,396,649
16,810	*	Willbros Group, Inc	186,759
268,209		Williams Cos, Inc	11,310,374
28,377		World Fuel Services Corp	1,292,289
78,172	*	WPX Energy, Inc	1,663,500
		TOTAL ENERGY	808,869,633
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.0%
11,901		Andersons, Inc	$741,313
16,092		Casey’s General Stores, Inc	1,104,877
5,068	*,e	Chefs’ Warehouse Holdings, Inc	101,816
173,048		Costco Wholesale Corp	20,018,193
483,525		CVS Corp	35,161,938
5,327	*,e	Fairway Group Holdings Corp	36,916
17,518	*,e	Fresh Market, Inc	649,918
5,387		Ingles Markets, Inc (Class A)	123,847
206,382		Kroger Co	9,501,827
3,262	*,e	Natural Grocers by Vitamin C	116,127
8,880	*	Pantry, Inc	133,555
7,465		Pricesmart, Inc	716,939
294,712	*	Rite Aid Corp	2,151,398
9,452	e	Roundy’s, Inc	63,990
92,754		Safeway, Inc	3,159,201
14,851		Spartan Stores, Inc	319,891
7,800	*	Sprouts Farmers Market, Inc	249,366
77,104	*	Supervalu, Inc	538,957
7,677	*,e	Susser Holdings Corp	594,046
236,253		Sysco Corp	8,606,697
19,568	*	United Natural Foods, Inc	1,350,779
2,431		Village Super Market (Class A)	58,806
374,311		Walgreen Co	25,415,717
636,695		Wal-Mart Stores, Inc	50,750,958
4,144		Weis Markets, Inc	190,997
145,592		Whole Foods Market, Inc	7,235,922
		TOTAL FOOD & STAPLES RETAILING	169,093,991

FOOD, BEVERAGE & TOBACCO - 4.6%
673		Alico, Inc	23,501
34,587	*	Alliance One International, Inc	88,889
792,563		Altria Group, Inc	31,789,702
6,923	*,e	Annie’s, Inc	225,067
260,755		Archer Daniels Midland Co	11,402,816
21,953		B&G Foods, Inc (Class A)	720,058
62,579		Beam, Inc	5,223,469
3,161	*,e	Boston Beer Co, Inc (Class A)	777,732
21,675	*	Boulder Brands, Inc	319,923
60,009		Brown-Forman Corp (Class B)	5,384,008
57,773		Bunge Ltd	4,601,619
4,595		Calavo Growers, Inc	142,859
7,497	e	Cal-Maine Foods, Inc	447,046
69,755	e	Campbell Soup Co	3,173,155
17,203	*	Chiquita Brands International, Inc	197,490
1,613		Coca-Cola Bottling Co Consolidated	132,637
1,511,522		Coca-Cola Co	61,654,983
101,382		Coca-Cola Enterprises, Inc	4,606,798
162,611		ConAgra Foods, Inc	4,961,262
60,116	*	Constellation Brands, Inc (Class A)	4,799,661
2,336	*	Craft Brewers Alliance, Inc	34,970
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

60,590	*	Darling International, Inc	$1,212,406
35,446	*	Dean Foods Co	561,465
9,053	*,e	Diamond Foods, Inc	276,750
79,930		Dr Pepper Snapple Group, Inc	4,429,721
3,496	*	Farmer Bros Co	68,906
69,345		Flowers Foods, Inc	1,422,959
18,112		Fresh Del Monte Produce, Inc	523,256
255,062		General Mills, Inc	13,523,387
390		Griffin Land & Nurseries, Inc (Class A)	11,388
14,983	*	Hain Celestial Group, Inc	1,288,838
60,108		Hershey Co	5,784,794
46,723		Hillshire Brands Co	1,665,675
53,307		Hormel Foods Corp	2,542,211
29,862		Ingredion, Inc	2,103,778
4,223	*	Inventure Foods, Inc	50,760
6,860		J&J Snack Foods Corp	642,096
42,002		J.M. Smucker Co	4,060,753
4,132		John B. Sanfilippo & Son, Inc	95,243
103,342		Kellogg Co	6,906,346
59,719		Keurig Green Mountain, Inc	5,594,476
235,729		Kraft Foods Group, Inc	13,403,551
7,970		Lancaster Colony Corp	756,194
18,087		Lance, Inc	480,391
1,539	e	Lifeway Foods, Inc	23,100
3,874		Limoneira Co	88,986
147,651		Lorillard, Inc	8,773,422
52,623		McCormick & Co, Inc	3,746,758
80,270		Mead Johnson Nutrition Co	7,084,630
54,673		Molson Coors Brewing Co (Class B)	3,278,740
704,189		Mondelez International, Inc	25,104,338
53,537	*	Monster Beverage Corp	3,584,838
3,112	*	National Beverage Corp	59,999
9,157	*	Omega Protein Corp	104,024
610,206		PepsiCo, Inc	52,410,593
646,275		Philip Morris International, Inc	55,211,273
25,819	*	Pilgrim’s Pride Corp	564,403
14,130		Pinnacle Foods, Inc	429,552
14,254	*	Post Holdings, Inc	744,914
125,688		Reynolds American, Inc	7,092,574
10,256		Sanderson Farms, Inc	843,761
116	*	Seaboard Corp	282,808
2,761	*	Seneca Foods Corp	78,412
3,890	*,e	Synutra International, Inc	21,706
7,775	e	Tootsie Roll Industries, Inc	219,177
13,912	*	TreeHouse Foods, Inc	1,041,174
109,562		Tyson Foods, Inc (Class A)	4,598,317
10,491	e	Universal Corp	572,494
30,134	e	Vector Group Ltd	641,854
53,121	*	WhiteWave Foods Co (Class A)	1,470,921
		TOTAL FOOD, BEVERAGE & TOBACCO	386,185,757

130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
8,485	*,e	Abaxis, Inc	$344,576
615,534		Abbott Laboratories	23,845,787
14,918	*,e	Abiomed, Inc	353,407
13,540	*	Acadia Healthcare Co, Inc	568,951
25,390	*,e	Accuray, Inc	213,276
4,080	*	Addus HomeCare Corp	88,210
143,684		Aetna, Inc	10,266,222
16,301	*,e	Air Methods Corp	907,477
27,968	*	Align Technology, Inc	1,409,308
2,068	*	Alliance HealthCare Services, Inc	58,855
68,997	*	Allscripts Healthcare Solutions, Inc	1,050,134
3,624	*	Almost Family, Inc	77,807
16,501	*	Alphatec Holdings, Inc	22,276
11,133	*	Amedisys, Inc	151,743
92,069		AmerisourceBergen Corp	6,001,057
20,528	*	AMN Healthcare Services, Inc	256,189
13,517	*	Amsurg Corp	585,421
4,677		Analogic Corp	351,149
9,696	*	Angiodynamics, Inc	130,314
5,745	*	Anika Therapeutics, Inc	245,541
43,884	*,e	Antares Pharma, Inc	121,998
10,734	*	Arthrocare Corp	520,921
14,580	*,e	athenahealth, Inc	1,802,671
7,736	*	AtriCure, Inc	119,134
559		Atrion Corp	161,176
32,085		Bard (C.R.), Inc	4,406,233
213,995		Baxter International, Inc	15,576,696
77,589		Becton Dickinson & Co	8,769,885
11,251	*,e	Biolase Technology, Inc	21,714
9,328	*,e	Bio-Reference Labs, Inc	236,931
22,199	*,e	BioScrip, Inc	153,617
524,659	*	Boston Scientific Corp	6,615,950
39,155	*	Brookdale Senior Living, Inc	1,246,695
12,469		Cantel Medical Corp	413,472
13,740	*	Capital Senior Living Corp	339,790
135,296		Cardinal Health, Inc	9,404,425
11,141	*	Cardiovascular Systems, Inc	320,304
84,437	*	CareFusion Corp	3,298,109
80,517	*	Catamaran Corp	3,039,517
20,942	*	Centene Corp	1,390,549
117,649	*	Cerner Corp	6,035,394
23,368	*,e	Cerus Corp	101,183
7,157	e	Chemed Corp	595,963
3,460	*,e	Chindex International, Inc	82,452
111,636		Cigna Corp	8,935,345
44,082	*	Community Health Systems, Inc	1,670,267
3,890		Computer Programs & Systems, Inc	245,576
11,112		Conmed Corp	514,819
19,396		Cooper Cos, Inc	2,558,526
4,880	*	Corvel Corp	222,235
186,842	*	Covidien plc	13,312,493
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,155	*	Cross Country Healthcare, Inc	$57,819
12,510		CryoLife, Inc	113,591
5,224	*	Cutera, Inc	53,859
11,032	*	Cyberonics, Inc	652,653
7,681	*	Cynosure, Inc (Class A)	188,492
71,866	*	DaVita, Inc	4,980,314
56,672		Dentsply International, Inc	2,529,271
5,095	*	Derma Sciences, Inc	52,682
26,938	*	DexCom, Inc	873,869
43,578	*	Edwards Lifesciences Corp	3,550,300
15,246	*	Emeritus Corp	454,788
24,060	*	Endologix, Inc	305,081
9,187		Ensign Group, Inc	390,448
20,730	*	Envision Healthcare Holdings, Inc	700,467
2,511	*	Exactech, Inc	55,794
14,472	*	ExamWorks Group, Inc	532,570
306,481	*	Express Scripts Holding Co	20,405,505
17,289	*	Five Star Quality Care, Inc	83,506
19,474	*,e	GenMark Diagnostics, Inc	174,292
12,263	*	Gentiva Health Services, Inc	92,340
20,853	*	Globus Medical, Inc	509,230
9,091	*	Greatbatch, Inc	418,459
20,135	*	Haemonetics Corp	611,299
14,258	*	Hanger Orthopedic Group, Inc	494,325
105,312	*	HCA Holdings, Inc	5,476,224
29,687	*	Health Net, Inc	1,019,155
33,364		Healthsouth Corp	1,155,729
7,229	*	HealthStream, Inc	163,737
12,854	*,e	Healthways, Inc	231,372
6,412	*,e	HeartWare International, Inc	544,764
35,024	*	Henry Schein, Inc	4,000,792
23,559		Hill-Rom Holdings, Inc	880,164
33,857	*	HMS Holdings Corp	547,468
107,217	*	Hologic, Inc	2,249,949
61,144		Humana, Inc	6,710,554
6,479	*	ICU Medical, Inc	361,399
21,432	*	Idexx Laboratories, Inc	2,709,862
20,534	*	Insulet Corp	772,694
9,702	*	Integra LifeSciences Holdings Corp	442,217
14,854	*	Intuitive Surgical, Inc	5,372,692
12,342		Invacare Corp	195,004
31,045	*	Inverness Medical Innovations, Inc	1,036,903
7,394	*	IPC The Hospitalist Co, Inc	299,457
23,315		Kindred Healthcare, Inc	585,207
35,142	*	Laboratory Corp of America Holdings	3,468,515
3,351		Landauer, Inc	144,897
6,141	*	LHC Group, Inc	127,610
18,133	*	LifePoint Hospitals, Inc	1,013,997
10,546	*	Magellan Health Services, Inc	608,715
21,242	*	Masimo Corp	568,436
89,616		McKesson Corp	15,162,131
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,155	*	MedAssets, Inc	$528,629
5,349	*	Medical Action Industries, Inc	34,287
20,416	*	Medidata Solutions, Inc	741,305
400,928		Medtronic, Inc	23,582,585
24,655	*	Merge Healthcare, Inc	56,213
17,521	e	Meridian Bioscience, Inc	349,894
14,915	*	Merit Medical Systems, Inc	191,956
10,658	*	Molina Healthcare, Inc	398,609
5,107	*	MWI Veterinary Supply, Inc	799,961
4,200		National Healthcare Corp	229,866
3,676	*	National Research Corp	57,934
11,464	*	Natus Medical, Inc	284,651
13,372	*	Neogen Corp	558,615
16,906	*	NuVasive, Inc	569,901
24,566	*	NxStage Medical, Inc	281,035
40,026		Omnicare, Inc	2,372,341
16,957	*	Omnicell, Inc	449,021
19,240	*	OraSure Technologies, Inc	126,022
7,325	*	Orthofix International NV	221,215
24,686	e	Owens & Minor, Inc	827,968
36,940		Patterson Cos, Inc	1,503,458
38,712	*	Pediatrix Medical Group, Inc	2,293,686
13,132	*	PharMerica Corp	357,059
5,945	*,e	PhotoMedex, Inc	89,829
12,300	*	Premier, Inc	369,000
3,911	*	Providence Service Corp	158,826
16,967		Quality Systems, Inc	250,603
57,433		Quest Diagnostics, Inc	3,212,228
11,443	*,e	Quidel Corp	245,452
57,001	e	Resmed, Inc	2,841,500
15,744	*,e	Rockwell Medical Technologies, Inc	159,959
22,692	*	RTI Biologics, Inc	97,576
18,372		Select Medical Holdings Corp	256,473
22,202	*	Sirona Dental Systems, Inc	1,670,034
8,440	*	Skilled Healthcare Group, Inc (Class A)	43,550
15,305	*	Spectranetics Corp	325,384
112,451		St. Jude Medical, Inc	7,137,265
14,817	*	Staar Surgical Co	252,037
23,100		STERIS Corp	1,109,955
131,798		Stryker Corp	10,247,295
4,300	*	Surgical Care Affiliates, Inc	126,334
5,430	*	SurModics, Inc	118,157
14,125	*	Symmetry Medical, Inc	116,673
3,910	*,e	Tandem Diabetes Care, Inc	68,699
26,274	*	Team Health Holdings, Inc	1,273,764
9,971	*,e	TearLab Corp	43,075
16,803		Teleflex, Inc	1,715,418
40,193	*	Tenet Healthcare Corp	1,811,900
22,983	*	Thoratec Corp	753,383
10,112	*	Tornier BV	171,601
12,492	*	Triple-S Management Corp (Class B)	187,130
33,378	*,e	Unilife Corp	108,479
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

403,981		UnitedHealth Group, Inc	$30,314,734
14,901		Universal American Corp	106,840
35,502		Universal Health Services, Inc (Class B)	2,903,709
4,519		US Physical Therapy, Inc	139,411
954		Utah Medical Products, Inc	48,454
42,207	*	Varian Medical Systems, Inc	3,357,567
5,079	*	Vascular Solutions, Inc	111,281
34,101	*	VCA Antech, Inc	1,044,514
5,700	*,e	Veeva Systems, Inc	109,497
8,001	*	Vocera Communications, Inc	122,015
20,922	*,e	Volcano Corp	367,390
16,834	*	WellCare Health Plans, Inc	1,135,790
112,441		WellPoint, Inc	11,320,560
26,310		West Pharmaceutical Services, Inc	1,141,328
16,301	*	Wright Medical Group, Inc	445,832
10,794	*	Zeltiq Aesthetics, Inc	197,422
65,566		Zimmer Holdings, Inc	6,346,789
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	364,283,261

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
172,010		Avon Products, Inc	2,628,313
13,695	*	Central Garden and Pet Co (Class A)	113,258
55,102		Church & Dwight Co, Inc	3,802,589
52,865	e	Clorox Co	4,794,855
368,112	*	Colgate-Palmolive Co	24,773,938
21,700		Coty, Inc	348,285
9,427	*	Elizabeth Arden, Inc	346,348
24,942		Energizer Holdings, Inc	2,785,772
91,816		Estee Lauder Cos (Class A)	6,663,087
9,176	e	Female Health Co	69,371
13,032	*,e	Harbinger Group, Inc	151,953
34,281	e	Herbalife Ltd	2,056,174
7,508		Inter Parfums, Inc	274,718
152,981		Kimberly-Clark Corp	17,172,117
44,115	*,e	Lifevantage Corp	60,879
5,231	*,e	Medifast, Inc	165,561
3,388		Nature’s Sunshine Products, Inc	45,264
22,575		Nu Skin Enterprises, Inc (Class A)	1,964,025
2,747	*	Nutraceutical International Corp	68,455
1,470		Oil-Dri Corp of America	49,260
3,446		Orchids Paper Products Co	92,594
1,082,088		Procter & Gamble Co	89,326,364
3,323	*	Revlon, Inc (Class A)	100,155
8,158		Spectrum Brands, Inc	626,779
71,731	*,e	Star Scientific, Inc	47,048
2,272	*,e	USANA Health Sciences, Inc	154,178
6,180		WD-40 Co	450,151
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	159,131,491

INSURANCE - 4.2%
135,617		ACE Ltd	13,876,331
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

185,482		Aflac, Inc	$11,633,431
6,651	*	Alleghany Corp	2,713,475
13,381		Allied World Assurance Co Holdings Ltd	1,441,000
187,327		Allstate Corp	10,668,273
17,095	*	AMBAC Financial Group, Inc	515,927
24,338		American Equity Investment Life Holding Co	567,562
31,775		American Financial Group, Inc	1,856,613
583,905		American International Group, Inc	31,022,872
2,745		American National Insurance Co	308,565
6,505		Amerisafe, Inc	277,438
12,576	e	Amtrust Financial Services, Inc	486,314
123,252		Aon plc	10,461,630
52,394	*	Arch Capital Group Ltd	3,003,224
9,987	*	Argo Group International Holdings Ltd	443,623
58,806		Arthur J. Gallagher & Co	2,647,446
25,295		Aspen Insurance Holdings Ltd	1,158,005
28,385		Assurant, Inc	1,913,433
65,810		Assured Guaranty Ltd	1,573,517
45,475		Axis Capital Holdings Ltd	2,080,481
3,388		Baldwin & Lyons, Inc (Class B)	88,122
710,559	*	Berkshire Hathaway, Inc (Class B)	91,555,527
47,161		Brown & Brown, Inc	1,404,455
97,896		Chubb Corp	9,014,264
64,685		Cincinnati Financial Corp	3,152,747
16,685	*	Citizens, Inc (Class A)	109,620
10,018		CNA Financial Corp	410,237
84,753		Conseco, Inc	1,461,989
7,847		Crawford & Co (Class B)	89,613
1,961		Donegal Group, Inc (Class A)	28,944
7,465	*	eHealth, Inc	312,709
1,349		EMC Insurance Group, Inc	44,504
11,158		Employers Holdings, Inc	227,065
16,501		Endurance Specialty Holdings Ltd	838,581
3,656	*	Enstar Group Ltd	471,990
10,065		Erie Indemnity Co (Class A)	721,157
19,363		Everest Re Group Ltd	3,059,935
3,633		FBL Financial Group, Inc (Class A)	162,431
4,480		Fidelity & Guaranty Life	96,051
114,891		Fidelity National Title Group, Inc (Class A)	3,697,192
41,816		First American Financial Corp	1,112,306
1,768	*	Fortegra Financial Corp	12,765
193,529	*	Genworth Financial, Inc (Class A)	3,454,493
12,261	*	Greenlight Capital Re Ltd (Class A)	390,268
3,716	*	Hallmark Financial Services	31,214
16,850		Hanover Insurance Group, Inc	984,882
180,869		Hartford Financial Services Group, Inc	6,487,771
39,926		HCC Insurance Holdings, Inc	1,834,200
3,476	e	HCI Group, Inc	134,452
28,136	*	Hilltop Holdings, Inc	628,558
15,137		Horace Mann Educators Corp	455,170
1,286		Independence Holding Co	16,795
4,201		Infinity Property & Casualty Corp	269,578
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

266		Investors Title Co	$18,822
1,246		Kansas City Life Insurance Co	51,809
18,133		Kemper Corp	714,622
102,473		Lincoln National Corp	4,970,965
119,128		Loews Corp	5,238,058
18,988		Maiden Holdings Ltd	224,058
5,454	*	Markel Corp	3,413,768
219,408		Marsh & McLennan Cos, Inc	10,819,008
52,831	*	MBIA, Inc	640,312
19,220	e	Meadowbrook Insurance Group, Inc	107,632
11,675		Mercury General Corp	558,765
353,091		Metlife, Inc	18,484,314
17,905		Montpelier Re Holdings Ltd	547,535
1,981		National Interstate Corp	55,508
755		National Western Life Insurance Co (Class A)	176,104
3,868	*	Navigators Group, Inc	220,360
98,829		Old Republic International Corp	1,636,608
7,800		OneBeacon Insurance Group Ltd (Class A)	120,432
21,986		PartnerRe Ltd	2,317,324
2,593	*	Phoenix Cos, Inc	114,144
12,138		Platinum Underwriters Holdings Ltd	761,174
22,640		Primerica, Inc	1,038,950
116,100		Principal Financial Group	5,438,124
23,897		ProAssurance Corp	1,085,402
238,902		Progressive Corp	5,793,373
29,917		Protective Life Corp	1,530,255
183,362		Prudential Financial, Inc	14,793,646
28,927		Reinsurance Group of America, Inc (Class A)	2,218,990
16,886		RenaissanceRe Holdings Ltd	1,709,032
16,880		RLI Corp	726,853
5,838		Safety Insurance Group, Inc	313,559
21,192		Selective Insurance Group, Inc	486,144
17,555		Stancorp Financial Group, Inc	1,072,611
5,616		State Auto Financial Corp	114,903
8,057		Stewart Information Services Corp	245,739
36,159		Symetra Financial Corp	747,045
9,200	*	Third Point Reinsurance Ltd	143,888
36,808		Torchmark Corp	2,933,598
13,815	e	Tower Group International Ltd	33,985
141,134		Travelers Cos, Inc	12,783,918
3,835	*	United America Indemnity Ltd	102,778
7,816		United Fire & Casualty Co	217,441
11,007		Universal Insurance Holdings, Inc	161,032
105,840		UnumProvident Corp	3,516,005
38,980		Validus Holdings Ltd	1,444,989
40,283		W.R. Berkley Corp	1,782,120
2,356		White Mountains Insurance Group Ltd	1,404,789
111,387		XL Capital Ltd	3,491,982
		TOTAL INSURANCE	347,931,218

MATERIALS - 3.8%
12,157		A. Schulman, Inc	436,679
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,086	*	Advanced Emissions Solutions, Inc	$185,412
1,694	*	AEP Industries, Inc	60,340
81,854		Air Products & Chemicals, Inc	9,619,482
26,153		Airgas, Inc	2,779,018
58,175	*,e	AK Steel Holding Corp	407,225
31,726		Albemarle Corp	2,126,911
462,283		Alcoa, Inc	6,226,952
41,244		Allegheny Technologies, Inc	1,699,253
52,676	*,e	Allied Nevada Gold Corp	178,572
11,989		AMCOL International Corp	549,696
12,668	e	American Vanguard Corp	225,617
26,539		Aptargroup, Inc	1,789,259
6,105	*	Arabian American Development Co	66,728
30,514		Ashland, Inc	2,947,652
39,901		Avery Dennison Corp	1,941,583
26,771		Axiall Corp	1,247,529
12,614		Balchem Corp	781,437
56,772		Ball Corp	3,190,019
42,522		Bemis Co, Inc	1,711,085
23,022	*	Berry Plastics Group, Inc	517,765
5,128	*	Boise Cascade Co	128,303
8,509		Brush Engineered Materials, Inc	286,328
24,991		Cabot Corp	1,444,480
20,101	*	Calgon Carbon Corp	402,623
17,706		Carpenter Technology Corp	1,111,937
7,123	*,e	Castle (A.M.) & Co	87,470
62,921		Celanese Corp (Series A)	3,865,237
20,860	*	Century Aluminum Co	286,825
21,595		CF Industries Holdings, Inc	5,294,446
1,888		Chase Corp	58,792
37,521	*	Chemtura	836,718
8,287	*	Clearwater Paper Corp	508,739
61,356		Cliffs Natural Resources, Inc	1,087,228
37,593	*	Coeur d’Alene Mines Corp	325,555
44,275		Commercial Metals Co	850,080
13,636		Compass Minerals International, Inc	1,249,058
57,391	*	Crown Holdings, Inc	2,707,133
13,996		Cytec Industries, Inc	1,334,099
4,672		Deltic Timber Corp	283,824
12,763		Domtar Corp	1,191,554
479,739		Dow Chemical Co	23,938,976
363,304		Du Pont (E.I.) de Nemours & Co	24,457,625
19,530		Eagle Materials, Inc	1,627,435
60,791		Eastman Chemical Co	5,299,151
104,269		Ecolab, Inc	10,910,708
30,165	*	Ferro Corp	391,542
19,092	*	Flotek Industries, Inc	534,767
53,232		FMC Corp	4,098,864
407,571		Freeport-McMoRan Copper & Gold, Inc (Class B)	14,008,215
8,437		FutureFuel Corp	169,331
29,302	*,e	General Moly, Inc	32,232
16,295		Glatfelter	415,848
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,612		Globe Specialty Metals, Inc	$476,981
14,256	e	Gold Resource Corp	65,720
74,151	*	Graphic Packaging Holding Co	760,789
13,761		Greif, Inc (Class A)	745,709
20,134		H.B. Fuller Co	932,808
3,387		Hawkins, Inc	122,609
4,304		Haynes International, Inc	228,327
27,672	*	Headwaters, Inc	345,347
147,063	e	Hecla Mining Co	451,483
17,308	*	Horsehead Holding Corp	269,832
74,327		Huntsman Corp	1,861,891
9,492		Innophos Holdings, Inc	535,728
9,042		Innospec, Inc	389,349
32,390		International Flavors & Fragrances, Inc	3,191,063
175,728		International Paper Co	8,197,711
20,888	*,e	Intrepid Potash, Inc	340,474
7,211		Kaiser Aluminum Corp	507,654
33,322	*	Kapstone Paper and Packaging Corp	879,034
2,222		KMG Chemicals, Inc	34,685
7,936		Koppers Holdings, Inc	338,867
12,330	*	Kraton Polymers LLC	321,196
7,790	e	Kronos Worldwide, Inc	121,914
9,753	*	Landec Corp	115,671
54,884	*	Louisiana-Pacific Corp	899,549
7,299	*	LSB Industries, Inc	278,749
152,544		LyondellBasell Industries AF S.C.A	14,110,320
18,243	e	Martin Marietta Materials, Inc	2,268,152
68,358		MeadWestvaco Corp	2,670,747
55,545	*,e	Midway Gold Corp	50,796
13,357		Minerals Technologies, Inc	794,608
65,937	*,e	Molycorp, Inc	313,201
210,781		Monsanto Co	23,333,457
119,188		Mosaic Co	5,964,168
10,561		Myers Industries, Inc	197,491
5,598		Neenah Paper, Inc	281,971
3,624		NewMarket Corp	1,349,288
192,002		Newmont Mining Corp	4,767,410
19,907		Noranda Aluminium Holding Corp	70,670
125,579		Nucor Corp	6,498,713
32,025	e	Olin Corp	899,903
4,158		Olympic Steel, Inc	109,605
13,229		OM Group, Inc	387,477
17,813	*	Omnova Solutions, Inc	162,455
63,418	*	Owens-Illinois, Inc	2,015,424
38,372		Packaging Corp of America	2,556,726
51,341	*,e	Paramount Gold and Silver Corp	51,854
3,423	*	Penford Corp	43,130
37,930		PolyOne Corp	1,421,237
56,342		PPG Industries, Inc	10,908,938
117,783		Praxair, Inc	15,376,571
5,023		Quaker Chemical Corp	373,862
29,070		Reliance Steel & Aluminum Co	2,058,737
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

85,695	*	Rentech, Inc	$181,673
26,842	*,e	Resolute Forest Products	478,861
27,935		Rock-Tenn Co (Class A)	2,670,865
29,694		Rockwood Holdings, Inc	2,109,759
26,845		Royal Gold, Inc	1,777,139
50,666		RPM International, Inc	2,161,412
12,025	*	RTI International Metals, Inc	338,624
10,080		Schnitzer Steel Industries, Inc (Class A)	282,946
11,733		Schweitzer-Mauduit International, Inc	512,028
16,900		Scotts Miracle-Gro Co (Class A)	1,034,449
74,733		Sealed Air Corp	2,564,089
19,364		Sensient Technologies Corp	1,046,624
35,518		Sherwin-Williams Co	7,097,917
47,714		Sigma-Aldrich Corp	4,590,564
18,128		Silgan Holdings, Inc	901,868
40,997		Sonoco Products Co	1,725,154
60,689		Southern Copper Corp (NY)	1,829,166
84,822		Steel Dynamics, Inc	1,549,698
7,534		Stepan Co	435,691
44,834	*,e	Stillwater Mining Co	707,481
26,814	*	SunCoke Energy, Inc	559,608
32,425	*	Tahoe Resources, Inc	723,078
6,077	*	Taminco Corp	122,087
7,998	*,e	Texas Industries, Inc	693,427
10,895		Tredegar Corp	226,725
1,648	*	UFP Technologies, Inc	41,793
650		United States Lime & Minerals, Inc	35,139
59,601	e	United States Steel Corp	1,550,818
2,856	*	Universal Stainless & Alloy	102,502
5,217	*	US Concrete, Inc	128,443
8,372	e	US Silica Holdings Inc	378,163
34,573		Valspar Corp	2,525,212
50,776		Vulcan Materials Co	3,276,575
28,986	e	Walter Energy, Inc	208,699
21,822		Wausau Paper Corp	260,991
15,900		Westlake Chemical Corp	1,132,080
1,691	*	WHX Corp	38,234
20,150		Worthington Industries, Inc	741,520
29,016	*	WR Grace & Co	2,672,374
12,943		Zep, Inc	223,784
		TOTAL MATERIALS	319,000,648

MEDIA - 3.6%
6,831		AH Belo Corp (Class A)	78,625
8,220	*	AMC Entertainment Holdings, Inc	190,211
24,486	*	AMC Networks, Inc	1,607,996
79,269	e	Cablevision Systems Corp (Class A)	1,323,792
9,072	*	Carmike Cinemas, Inc	269,075
226,930		CBS Corp (Class B)	13,107,477
56,121	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	153,772
26,084	*	Charter Communications, Inc	3,535,164
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,595		Cinemark Holdings, Inc	$1,380,144
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	131,664
1,037,048		Comcast Corp (Class A)	53,677,605
8,719	*	Crown Media Holdings, Inc (Class A)	31,214
40,786	*	Cumulus Media, Inc (Class A)	261,438
305	*,e	Daily Journal Corp	53,771
6,234	*,e	Dex Media, Inc	45,695
194,271	*	DIRECTV	15,075,430
96,644	*	Discovery Communications, Inc (Class A)	7,335,280
81,371	*	DISH Network Corp (Class A)	4,626,755
27,749	*,e	DreamWorks Animation SKG, Inc (Class A)	666,808
11,230	*	Entercom Communications Corp (Class A)	121,284
28,044		Entravision Communications Corp (Class A)	148,914
10,946	*	EW Scripps Co (Class A)	187,505
87,353		Gannett Co, Inc	2,373,381
5,657	*,e	Global Sources Ltd	50,291
25,569	*	Gray Television, Inc	287,651
16,084		Harte-Hanks, Inc	129,315
2,790	*	Hemisphere Media Group, Inc	33,759
164,640		Interpublic Group of Cos, Inc	2,868,029
17,384		John Wiley & Sons, Inc (Class A)	998,885
17,540	*	Journal Communications, Inc (Class A)	140,671
30,056	*	Lamar Advertising Co (Class A)	1,500,395
154,378	*	Liberty Global plc	5,932,747
152,628	*	Liberty Global plc (Class A)	6,077,647
37,713	*	Liberty Media Corp	4,891,753
30,709	e	Lions Gate Entertainment Corp	814,710
52,113	*	Live Nation, Inc	1,088,119
5,064	*	Loral Space & Communications, Inc	364,557
25,066	*	Madison Square Garden, Inc	1,368,604
6,123	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	23,941
39,597	*,e	McClatchy Co (Class A)	216,992
14,500		MDC Partners, Inc	354,090
7,819	*,e	Media General, Inc (Class A)	119,787
15,172		Meredith Corp	668,630
8,026		Morningstar, Inc	588,547
21,707		National CineMedia, Inc	329,729
48,407	e	New York Times Co (Class A)	778,385
191,459	*	News Corp	3,258,632
12,451	e	Nexstar Broadcasting Group, Inc (Class A)	496,172
103,157		Omnicom Group, Inc	6,981,666
2,956	*,e	ReachLocal, Inc	29,560
4,992	*	Reading International, Inc	35,343
32,957	e	Regal Entertainment Group (Class A)	619,592
3,944	*	Rentrak Corp	224,769
1,443		Saga Communications, Inc	63,925
2,491		Salem Communications	21,946
9,206		Scholastic Corp	302,969
43,849		Scripps Networks Interactive (Class A)	3,291,744
9,070	*,e	SFX Entertainment, Inc	59,499
26,121	e	Sinclair Broadcast Group, Inc (Class A)	698,214
1,204,988	*	Sirius XM Holdings, Inc	3,843,912
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,050	*	Sizmek, Inc	$105,859
44,058	*	Starz-Liberty Capital	1,421,752
150,197	e	Thomson Corp	5,434,127
114,519		Time Warner Cable, Inc	16,199,858
348,872		Time Warner, Inc	23,186,033
784,509		Twenty-First Century Fox, Inc	25,119,978
177,521		Viacom, Inc (Class B)	15,085,735
710,369		Walt Disney Co	56,360,676
10,869	e	World Wrestling Entertainment, Inc (Class A)	211,945
		TOTAL MEDIA	299,064,140

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
624,962		AbbVie, Inc	32,548,021
31,286	*,e	Acadia Pharmaceuticals, Inc	629,787
4,879	*,e	Accelerate Diagnostics, Inc	89,920
3,540	*,e	Acceleron Pharma, Inc	121,599
8,030	*	AcelRx Pharmaceuticals, Inc	86,885
38,434	*,e	Achillion Pharmaceuticals, Inc	109,537
15,505	*	Acorda Therapeutics, Inc	549,652
68,442	*	Actavis plc	13,984,754
10,890	*	Aegerion Pharmaceuticals, Inc	481,991
4,740	*	Aerie Pharmaceuticals, Inc	74,228
28,957	*,e	Affymetrix, Inc	215,151
135,405		Agilent Technologies, Inc	7,317,286
2,700	*,e	Agios Pharmaceuticals, Inc	113,562
22,437	*	Akorn, Inc	565,861
8,996	*,e	Albany Molecular Research, Inc	144,476
77,728	*	Alexion Pharmaceuticals, Inc	12,296,570
6,677	*	Alimera Sciences, Inc	40,596
52,272	*	Alkermes plc	2,418,103
117,306		Allergan, Inc	19,454,027
22,228	*	Alnylam Pharmaceuticals, Inc	1,100,953
8,251	*	AMAG Pharmaceuticals, Inc	150,663
296,901		Amgen, Inc	33,178,687
8,671	*,e	Amicus Therapeutics, Inc	19,250
12,858	*,e	Ampio Pharmaceuticals, Inc	78,305
9,815	*	Anacor Pharmaceuticals, Inc	161,653
4,370	*,e	Aratana Therapeutics, Inc	60,219
83,279	*,e	Arena Pharmaceuticals, Inc	532,986
71,365	*,e	Ariad Pharmaceuticals, Inc	518,824
16,141	*	Arqule, Inc	26,148
45,206	*	Array Biopharma, Inc	179,920
3,300	*	Auspex Pharmaceuticals Inc	70,752
18,975	*,e	Auxilium Pharmaceuticals, Inc	427,127
51,205	*	AVANIR Pharmaceuticals, Inc	255,001
15,045	*,e	AVEO Pharmaceuticals, Inc	18,505
11,182	*,e	BioDelivery Sciences International, Inc	99,632
94,074	*	Biogen Idec, Inc	27,010,527
54,342	*	BioMarin Pharmaceuticals, Inc	3,164,335
8,586	*	Bio-Rad Laboratories, Inc (Class A)	1,057,881
14,329	*,e	Biotime, Inc	37,112
3,000	*,e	Bluebird Bio, Inc	59,400
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

647,967		Bristol-Myers Squibb Co	$32,456,667
41,744	*	Bruker BioSciences Corp	862,431
11,532	*	Cambrex Corp	236,291
6,060	*,e	Cara Therapeutics Inc	87,203
165,463	*	Celgene Corp	24,324,716
40,506	*,e	Cell Therapeutics, Inc	119,493
8,890	*,e	Celladon Corp	104,457
34,377	*,e	Celldex Therapeutics, Inc	515,655
5,415	*,e	Cempra, Inc	49,385
26,407	*	Cepheid, Inc	1,148,176
20,044	*	Charles River Laboratories International, Inc	1,076,764
43,901	*,e	Chelsea Therapeutics International, Inc	214,237
9,194	*,e	ChemoCentryx, Inc	50,383
3,273	*,e	Chimerix, Inc	63,234
7,351	*	Clovis Oncology, Inc	397,469
33,815	*,e	Corcept Therapeutics, Inc	149,462
44,464	*,e	Coronado Biosciences, Inc	77,367
22,007	*	Covance, Inc	1,942,778
24,842	*	Cubist Pharmaceuticals, Inc	1,740,431
31,564	*,e	Curis, Inc	71,335
9,504	*	Cytokinetics, Inc	43,243
21,131	*,e	Cytori Therapeutics, Inc	47,756
60,644	*,e	Dendreon Corp	156,462
26,759	*	Depomed, Inc	374,894
4,787	*,e	Durata Therapeutics, Inc	64,816
57,244	*	Dyax Corp	378,383
51,676	*	Dynavax Technologies Corp	84,232
392,552		Eli Lilly & Co	23,199,823
9,569	*	Emergent Biosolutions, Inc	252,239
1,466	*,e	Enanta Pharmaceuticals, Inc	54,550
52,339	*	Endo International plc	3,294,478
11,546	*,e	Endocyte, Inc	209,098
10,740		Enzon Pharmaceuticals, Inc	9,560
2,204	*,e	Epizyme, Inc	48,091
37,009	*,e	Exact Sciences Corp	444,108
69,504	*,e	Exelixis, Inc	246,044
6,457	*,e	Fibrocell Science, Inc	24,537
5,530	*,e	Five Prime Therapeutics, Inc	77,254
10,825	*	Fluidigm Corp	406,587
104,887	*	Forest Laboratories, Inc	9,640,164
1,296	*,m	Forest Laboratories, Inc CVR	1,231
4,030	*,e	Foundation Medicine, Inc	117,515
2,786	*	Furiex Pharmaceuticals Inc	287,989
83,221	*,e	Galena Biopharma, Inc	203,891
7,532	*,e	Genomic Health, Inc	197,640
58,020	*,e	Geron Corp	114,880
603,538	*	Gilead Sciences, Inc	47,371,698
6,630	*	GlycoMimetics Inc	87,980
1,967	*,e	Golf Trust Of America, Inc	9,461
36,433	*,e	Halozyme Therapeutics, Inc	271,426
1,728	*	Harvard Apparatus Regenerative Technology, Inc	14,947
6,915	*	Harvard Bioscience, Inc	29,181
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,679	*,e	Horizon Pharma, Inc	$364,128
64,886	*	Hospira, Inc	2,971,779
3,330	*,e	Hyperion Therapeutics, Inc	82,051
45,727	*,e	Idenix Pharmaceuticals, Inc	251,956
48,802	*,e	Illumina, Inc	6,629,752
32,225	*,e	Immunogen, Inc	416,991
35,440	*,e	Immunomedics, Inc	149,202
27,831	*	Impax Laboratories, Inc	727,781
39,900	*	Incyte Corp	1,937,544
18,307	*	Infinity Pharmaceuticals, Inc	178,859
18,768	*	Insmed, Inc	261,626
2,450	*,e	Insys Therapeutics, Inc	100,597
3,068	*	Intercept Pharmaceuticals, Inc	810,320
38,038	*	InterMune, Inc	1,220,259
4,410	*,e	Intrexon Corp	83,261
50,288	*	Ironwood Pharmaceuticals, Inc	554,174
43,218	*,e	Isis Pharmaceuticals, Inc	1,150,031
20,438	*	Jazz Pharmaceuticals plc	2,757,086
1,108,556		Johnson & Johnson	112,285,637
3,306	*,e	Karyopharm Therapeutics, Inc	88,700
37,625	*,e	Keryx Biopharmaceuticals, Inc	555,721
5,290	*,e	Kindred Biosciences Inc	84,058
3,871	*,e	KYTHERA Biopharmaceuticals, Inc	126,233
7,933	*	Lannett Co, Inc	273,926
87,144	*,e	Lexicon Pharmaceuticals, Inc	134,202
6,750	*,e	Ligand Pharmaceuticals, Inc (Class B)	426,398
16,220	*	Luminex Corp	311,586
2,580	*	MacroGenics, Inc	51,445
22,442	*,e	Mallinckrodt plc	1,598,544
55,353	*,e	MannKind Corp	362,562
24,258	*	Medicines Co	645,263
28,511	*	Medivation, Inc	1,716,647
3,680	*,e	MEI Pharma, Inc	28,778
1,194,576		Merck & Co, Inc	69,954,370
53,810	*,e	Merrimack Pharmaceuticals, Inc	236,226
12,047	*	Mettler-Toledo International, Inc	2,808,397
31,680	*,e	MiMedx Group, Inc	183,110
16,661	*	Momenta Pharmaceuticals, Inc	190,269
149,839	*	Mylan Laboratories, Inc	7,608,824
30,891	*,e	Myriad Genetics, Inc	1,303,909
15,706	*	Nanosphere, Inc	26,857
38,537	*,e	Navidea Biopharmceuticals, Inc	64,357
51,538	*	Nektar Therapeutics	606,602
11,661	*,e	NeoGenomics, Inc	38,598
32,207	*	Neurocrine Biosciences, Inc	451,542
6,327	*,e	NewLink Genetics Corp	139,194
65,983	*,e	Novavax, Inc	289,006
40,224	*	NPS Pharmaceuticals, Inc	1,070,763
18,618	*,e	Omeros Corp	230,491
1,988	*,m	Omthera Pharmaceuticals, Inc	1,193
4,456	*	OncoGenex Pharmaceutical, Inc	17,289
1,957	*,e	OncoMed Pharmaceuticals, Inc	51,547
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,300	*,e	Ophthotech Corp	$112,167
71,634	*,e	Opko Health, Inc	592,413
41,922	*,e	Orexigen Therapeutics, Inc	235,602
5,036	*,e	Osiris Therapeutics, Inc	71,662
3,243	*,e	OvaScience, Inc	26,333
25,430	*	Pacific Biosciences of California, Inc	112,401
12,834	*	Pacira Pharmaceuticals, Inc	879,001
21,911	*	Parexel International Corp	993,664
66,628	e	PDL BioPharma, Inc	565,672
52,780	*,e	Peregrine Pharmaceuticals, Inc	91,837
43,144		PerkinElmer, Inc	1,810,754
49,395		Perrigo Co plc	7,155,360
2,641,144		Pfizer, Inc	82,614,984
22,881	*	Pharmacyclics, Inc	2,164,085
3,806	*,e	Portola Pharmaceuticals, Inc	89,289
11,983		Pozen, Inc	100,178
19,518	*	Prestige Brands Holdings, Inc	654,243
37,733	*	Progenics Pharmaceuticals, Inc	133,197
4,612	*	Prothena Corp plc	101,464
3,820	*,e	PTC Therapeutics, Inc	74,643
9,362	*	Puma Biotechnology, Inc	707,205
89,388	*	Qiagen NV (NASDAQ)	1,957,597
20,226		Questcor Pharmaceuticals, Inc	1,662,173
10,342	*	Quintiles Transnational Holdings, Inc	487,418
20,853	*,e	Raptor Pharmaceutical Corp	172,454
2,085	*	Receptos, Inc	70,452
32,090	*	Regeneron Pharmaceuticals, Inc	9,527,200
3,461	*,e	Regulus Therapeutics, Inc	24,677
4,330	*	Relypsa, Inc	96,689
14,264	*	Repligen Corp	226,084
8,671	*,e	Repros Therapeutics, Inc	146,280
7,420	*	Retrophin, Inc	106,032
3,290	*,e	Revance Therapeutics, Inc	112,781
33,185	*	Rigel Pharmaceuticals, Inc	106,192
6,229	*	Sagent Pharmaceuticals	128,878
23,734	*	Salix Pharmaceuticals Ltd	2,610,740
25,294	*,e	Sangamo Biosciences, Inc	350,069
17,269	*,e	Sarepta Therapeutics, Inc	641,198
22,166	*	Sciclone Pharmaceuticals, Inc	105,953
38,446	*,e	Seattle Genetics, Inc	1,479,402
42,517	*,e	Sequenom, Inc	116,071
10,219	*,e	SIGA Technologies, Inc	29,329
21,223	*,e	Spectrum Pharmaceuticals, Inc	145,802
3,448	*,e	Stemline Therapeutics, Inc	52,789
5,074	*,e	Sucampo Pharmaceuticals, Inc (Class A)	35,061
14,120	*	Sunesis Pharmaceuticals, Inc	72,436
22,699	*,e	Supernus Pharmaceuticals, Inc	186,359
8,021	*,e	Synageva BioPharma Corp	692,774
30,955	*,e	Synergy Pharmaceuticals, Inc	138,988
19,429	*,e	Synta Pharmaceuticals Corp	81,796
14,240	*	Targacept, Inc	63,226
14,556		Techne Corp	1,299,996
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,023	*	TESARO, Inc	$125,374
4,186	*	Tetraphase Pharmaceuticals, Inc	44,958
5,277	*,e	TG Therapeutics, Inc	28,126
42,702	*,e	TherapeuticsMD, Inc	179,348
31,312	*,e	Theravance, Inc	842,919
154,601		Thermo Electron Corp	17,624,514
19,914	*,e	Threshold Pharmaceuticals, Inc	81,647
2,590	*	Ultragenyx Pharmaceutical, Inc	100,440
18,648	*	United Therapeutics Corp	1,864,986
12,930	*	Vanda Pharmaceuticals, Inc	180,115
5,332	*,e	Verastem, Inc	44,522
91,496	*	Vertex Pharmaceuticals, Inc	6,194,279
28,303	*,e	Vical, Inc	31,982
38,588	*,e	Vivus, Inc	200,658
33,196	*	Waters Corp	3,271,134
9,480	*	Xencor Inc	93,852
15,218	*	Xenoport, Inc	61,785
28,607	*	XOMA Corp	127,015
34,775	*,e	ZIOPHARM Oncology, Inc	125,190
198,756		Zoetis Inc	6,014,357
51,247	*,e	Zogenix, Inc	125,043
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	697,086,913

REAL ESTATE - 3.6%
21,851		Acadia Realty Trust	592,818
10,756		AG Mortgage Investment Trust	190,274
7,983		Agree Realty Corp	238,452
16,493		Alexander & Baldwin, Inc	615,354
1,048		Alexander’s, Inc	362,356
27,207		Alexandria Real Estate Equities, Inc	2,008,421
21,827		Altisource Residential Corp	613,775
12,843		American Assets Trust,Inc	436,020
40,023		American Campus Communities, Inc	1,528,879
138,190		American Capital Agency Corp	3,138,295
22,743		American Capital Mortgage, Inc	450,311
19,800		American Homes 4 Rent	317,790
189,371		American Realty Capital Properties, Inc	2,478,866
5,147	*	American Residential Properties, Inc	92,492
157,762		American Tower Corp	13,176,282
6,049		AmREIT, Inc (Class B)	100,776
371,019		Annaly Capital Management, Inc	4,285,269
58,827		Anworth Mortgage Asset Corp	317,666
58,947		Apartment Investment & Management Co (Class A)	1,817,336
16,650		Apollo Commercial Real Estate Finance, Inc	283,216
8,434		Ares Commercial Real Estate Corp	107,618
6,956		Armada Hoffler Properties, Inc	67,334
166,405		ARMOUR Residential REIT, Inc	705,557
10,029		Ashford Hospitality Prime, Inc	153,845
19,796		Ashford Hospitality Trust, Inc	203,107
20,730		Associated Estates Realty Corp	347,849
3,145	*	AV Homes, Inc	53,874
51,716		AvalonBay Communities, Inc	7,061,820
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,424		Aviv REIT, Inc	$116,749
71,631		BioMed Realty Trust, Inc	1,497,088
60,385		Boston Properties, Inc	7,073,499
59,586		Brandywine Realty Trust	866,976
18,200		Brixmor Property Group, Inc	399,672
32,397		Camden Property Trust	2,218,871
29,729		Campus Crest Communities, Inc	255,967
40,595		Capstead Mortgage Corp	518,804
7,510		CatchMark Timber Trust Inc	101,235
61,584		CBL & Associates Properties, Inc	1,118,981
112,323	*	CBRE Group, Inc	2,992,285
28,202		Cedar Shopping Centers, Inc	174,570
94,917		Chambers Street Properties	739,403
10,309		Chatham Lodging Trust	209,582
18,339		Chesapeake Lodging Trust	494,970
382,644		Chimera Investment Corp	1,182,370
36,064		Colony Financial, Inc	784,392
2,228		Consolidated-Tomoka Land Co	88,073
7,277		Coresite Realty	221,366
32,702		Corporate Office Properties Trust	874,778
64,867		Cousins Properties, Inc	754,403
133,828		Crown Castle International Corp	9,733,310
51,687		CubeSmart	961,378
7,262		CyrusOne, Inc	145,240
64,606		CYS Investments, Inc	555,612
111,159		DCT Industrial Trust, Inc	869,263
116,325		DDR Corp	1,997,300
74,370		DiamondRock Hospitality Co	912,520
49,270		Digital Realty Trust, Inc	2,631,018
54,267		Douglas Emmett, Inc	1,497,769
122,626		Duke Realty Corp	2,148,408
23,826		DuPont Fabros Technology, Inc	577,304
21,154		Dynex Capital, Inc	181,501
12,644		EastGroup Properties, Inc	799,733
43,469		Education Realty Trust, Inc	443,384
2,301		Ellington Residential Mortgage REIT	37,598
31,500		Empire State Realty Trust, Inc	481,950
20,651		Entertainment Properties Trust	1,107,100
34,304		Equity Lifestyle Properties, Inc	1,436,308
22,979		Equity One, Inc	517,717
143,460		Equity Residential	8,527,262
24,304		Essex Property Trust, Inc	4,210,911
18,727		Excel Trust, Inc	236,335
44,442		Extra Space Storage, Inc	2,325,650
26,196		Federal Realty Investment Trust	3,079,078
46,794		FelCor Lodging Trust, Inc	431,909
39,744		First Industrial Realty Trust, Inc	730,097
23,269		First Potomac Realty Trust	303,195
63,074	*	Forest City Enterprises, Inc (Class A)	1,192,729
16,040	*	Forestar Real Estate Group, Inc	273,482
36,242		Franklin Street Properties Corp	441,428
37,841		Gaming and Leisure Properties, Inc	1,390,657
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

220,106		General Growth Properties, Inc	$5,055,835
11,101		Getty Realty Corp	210,031
4,744		Gladstone Commercial Corp	83,684
54,142		Glimcher Realty Trust	551,707
24,704		Government Properties Income Trust	628,717
23,085		Gramercy Property Trust, Inc	120,504
5,231		Hannon Armstrong Sustainable Infrastructure Capital, Inc	69,154
36,991		Hatteras Financial Corp	723,914
180,317		HCP, Inc	7,548,070
113,896		Health Care REIT, Inc	7,185,699
38,926		Healthcare Realty Trust, Inc	978,989
42,381		Healthcare Trust of America, Inc	495,434
74,609		Hersha Hospitality Trust	433,478
35,946		Highwoods Properties, Inc	1,450,421
21,908		Home Properties, Inc	1,349,533
59,666		Hospitality Properties Trust	1,792,963
293,942		Host Marriott Corp	6,305,056
15,554	*	Howard Hughes Corp	2,220,489
45,279		HRPT Properties Trust	1,150,539
20,650		Hudson Pacific Properties	486,307
32,388		Inland Real Estate Corp	338,455
50,527		Invesco Mortgage Capital, Inc	842,285
38,340		Investors Real Estate Trust	334,325
34,428	*	iStar Financial, Inc	511,600
5,175		JAVELIN Mortgage Investment Corp	68,362
17,513		Jones Lang LaSalle, Inc	2,029,582
26,927	e	Kennedy-Wilson Holdings, Inc	588,086
31,755		Kilroy Realty Corp	1,891,645
160,862		Kimco Realty Corp	3,686,957
50,763		Kite Realty Group Trust	314,731
40,045		LaSalle Hotel Properties	1,324,689
64,107		Lexington Corporate Properties Trust	689,791
49,895		Liberty Property Trust	1,871,062
14,173		LTC Properties, Inc	547,503
52,532		Macerich Co	3,409,852
35,378		Mack-Cali Realty Corp	720,650
65,552		Medical Properties Trust, Inc	884,952
140,572		MFA Mortgage Investments, Inc	1,114,736
29,938		Mid-America Apartment Communities, Inc	2,085,182
18,179		Monmouth Real Estate Investment Corp (Class A)	170,701
11,647		National Health Investors, Inc	718,503
46,422		National Retail Properties, Inc	1,584,383
96,840		New Residential Investment Corp	590,724
44,994		New York Mortgage Trust, Inc	331,606
127,648		NorthStar Realty Finance Corp	2,044,921
49,277		Omega Healthcare Investors, Inc	1,713,854
4,657		One Liberty Properties, Inc	103,059
21,097		Parkway Properties, Inc	397,889
23,266		Pebblebrook Hotel Trust	801,281
25,087		Pennsylvania Real Estate Investment Trust	415,190
31,171		Pennymac Mortgage Investment Trust	730,648
7,770		Physicians Realty Trust	106,604
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

66,472		Piedmont Office Realty Trust, Inc	$1,170,572
70,313		Plum Creek Timber Co, Inc	3,065,647
21,589		Post Properties, Inc	1,083,984
17,050		Potlatch Corp	651,821
196,763		Prologis, Inc	7,994,481
7,618		PS Business Parks, Inc	653,396
57,060		Public Storage, Inc	10,014,601
5,300		QTS Realty Trust, Inc	144,425
38,311		RAIT Investment Trust	313,384
22,914		Ramco-Gershenson Properties	377,623
48,133		Rayonier, Inc	2,170,798
4,400		Re/Max Holdings, Inc	124,168
48,611	*	Realogy Holdings Corp	2,044,093
87,338		Realty Income Corp	3,794,836
35,249		Redwood Trust, Inc	768,428
37,187		Regency Centers Corp	1,949,714
45,907		Resource Capital Corp	252,488
31,158		Retail Opportunities Investment Corp	487,311
54,181		Retail Properties of America, Inc	775,872
9,240		Rexford Industrial Realty, Inc	131,393
46,937		RLJ Lodging Trust	1,251,810
8,663		Rouse Properties, Inc	145,452
16,871		Ryman Hospitality Properties	768,474
16,689		Sabra Healthcare REIT, Inc	500,169
3,064		Saul Centers, Inc	140,607
10,232		Select Income REIT	314,941
80,364		Senior Housing Properties Trust	1,886,143
8,420		Silver Bay Realty Trust Corp	126,132
123,113		Simon Property Group, Inc	21,323,172
36,431		SL Green Realty Corp	3,814,690
12,509		Sovran Self Storage, Inc	949,433
144,162		Spirit Realty Capital, Inc	1,552,625
25,316	*,e	St. Joe Co	451,891
16,465		STAG Industrial, Inc	387,421
87,312		Starwood Property Trust, Inc	2,099,854
14,914	*	Starwood Waypoint Residential Trust	405,213
75,251	*	Strategic Hotels & Resorts, Inc	811,958
40,051		Summit Hotel Properties, Inc	362,862
16,232		Sun Communities, Inc	739,692
70,444		Sunstone Hotel Investors, Inc	1,008,054
39,092		Tanger Factory Outlet Centers, Inc	1,394,803
25,552		Taubman Centers, Inc	1,861,208
5,192	*	Tejon Ranch Co	161,004
11,848		Terreno Realty Corp	216,463
135,400		Two Harbors Investment Corp	1,405,452
100,313		UDR, Inc	2,594,094
5,775		UMH Properties, Inc	56,884
4,803		Universal Health Realty Income Trust	203,791
9,802		Urstadt Biddle Properties, Inc (Class A)	200,059
114,488		Ventas, Inc	7,565,367
74,243		Vornado Realty Trust	7,617,332
25,504		Washington Real Estate Investment Trust	623,828
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,612		Weingarten Realty Investors	$1,516,694
10,224		Western Asset Mortgage Capital Corp	151,008
230,702		Weyerhaeuser Co	6,886,455
14,383		Whitestone REIT	201,793
14,231		Winthrop Realty Trust	197,811
23,145		WP Carey, Inc	1,422,955
7,855		ZAIS Financial Corp	129,529
		TOTAL REAL ESTATE	297,827,322

RETAILING - 4.1%
8,446	*	1-800-FLOWERS.COM, Inc (Class A)	46,031
29,021		Aaron’s, Inc	855,249
29,862	e	Abercrombie & Fitch Co (Class A)	1,097,727
28,291		Advance Auto Parts, Inc	3,431,415
29,079	*,e	Aeropostale, Inc	144,523
145,477	*	Amazon.com, Inc	44,243,920
73,659		American Eagle Outfitters, Inc	851,498
3,169	*	America’s Car-Mart, Inc	114,528
20,416	*	Ann Taylor Stores Corp	800,103
13,136	*	Asbury Automotive Group, Inc	811,017
49,905	*	Ascena Retail Group, Inc	858,366
8,667	*	Audiovox Corp (Class A)	101,837
19,403	*	Autonation, Inc	1,028,165
13,376	*	AutoZone, Inc	7,141,313
15,535	*	Barnes & Noble, Inc	254,774
11,576		Bebe Stores, Inc	58,459
85,720	*	Bed Bath & Beyond, Inc	5,325,784
108,697		Best Buy Co, Inc	2,818,513
6,241		Big 5 Sporting Goods Corp	76,203
22,280	*	Big Lots, Inc	880,060
5,451	*	Blue Nile, Inc	189,313
6,527	*,e	Body Central Corp	6,788
5,473	e	Bon-Ton Stores, Inc	60,203
18,821		Brown Shoe Co, Inc	443,987
10,709	e	Buckle, Inc	503,216
5,800	*	Burlington Stores, Inc	150,742
18,207	*,e	Cabela’s, Inc	1,194,561
88,298	*	Carmax, Inc	3,865,686
10,463		Cato Corp (Class A)	298,091
61,892		Chico’s FAS, Inc	982,845
10,674		Children’s Place Retail Stores, Inc	512,352
18,136	*	Christopher & Banks Corp	113,169
6,565	*	Citi Trends, Inc	111,539
8,547	*,e	Conn’s, Inc	378,034
5,500	*,e	Container Store Group, Inc	151,745
5,150		Core-Mark Holding Co, Inc	414,781
23,491		CST Brands, Inc	766,511
5,544		Destination Maternity Corp	136,715
19,258	*	Destination XL Group, Inc	103,993
39,034		Dick’s Sporting Goods, Inc	2,055,530
10,272		Dillard’s, Inc (Class A)	1,005,937
126,877	*	Dollar General Corp	7,160,938
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

81,920	*	Dollar Tree, Inc	$4,265,574
29,112		DSW, Inc (Class A)	972,050
42,494		Expedia, Inc	3,016,649
32,600	*	Express Parent LLC	474,982
39,316		Family Dollar Stores, Inc	2,309,815
18,009		Finish Line, Inc (Class A)	495,788
12,522	*	Five Below, Inc	504,762
58,858		Foot Locker, Inc	2,738,663
17,131	*,e	Francesca’s Holdings Corp	280,263
16,159		Fred’s, Inc (Class A)	294,417
6,450	*	FTD Cos, Inc	195,693
45,541	e	GameStop Corp (Class A)	1,807,067
108,545		Gap, Inc	4,265,818
10,048	*	Genesco, Inc	767,366
61,701		Genuine Parts Co	5,375,391
37,552		GNC Holdings, Inc	1,689,840
4,270	e	Gordmans Stores, Inc	19,172
8,750		Group 1 Automotive, Inc	631,138
160,182	*	Groupon, Inc	1,119,672
21,854		Guess?, Inc	588,091
7,376		Haverty Furniture Cos, Inc	188,383
4,857	*,e	HHgregg, Inc	41,867
11,452	*,e	Hibbett Sports, Inc	616,690
542,923		Home Depot, Inc	43,167,808
23,953	*	HomeAway, Inc	781,347
13,393		HSN, Inc	777,330
108,576	*,e	JC Penney Co, Inc	925,068
11,678	*	JOS A Bank Clothiers, Inc	753,815
4,834	*	Kirkland’s, Inc	82,710
81,265		Kohl’s Corp	4,452,509
93,686		L Brands, Inc	5,077,781
5,029	*,e	Lands’ End, Inc	139,052
203,240	*	Liberty Interactive Corp	5,906,154
30,678	*	Liberty Ventures	1,780,551
8,460		Lithia Motors, Inc (Class A)	628,409
115,551	*	LKQ Corp	3,364,845
405,795		Lowe’s Companies, Inc	18,630,048
10,988	*,e	Lumber Liquidators, Inc	957,714
149,701		Macy’s, Inc	8,597,328
9,957	*	MarineMax, Inc	159,909
5,117	*,e	Mattress Firm Holding Corp	231,237
18,113		Men’s Wearhouse, Inc	858,194
13,075	e	Monro Muffler, Inc	737,430
17,711	*	Murphy USA, Inc	752,718
19,763	*	NetFlix, Inc	6,364,477
10,555	*	New York & Co, Inc	44,225
55,351		Nordstrom, Inc	3,391,909
10,758		Nutri/System, Inc	161,370
189,708	*	Office Depot, Inc	775,906
9,575	*	Orbitz Worldwide, Inc	70,376
44,180	*	O’Reilly Automotive, Inc	6,573,542
10,654	*,e	Outerwall, Inc	738,855
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,892	*	Overstock.com, Inc	$78,370
17,800	*	Pacific Sunwear Of California, Inc	51,264
16,091		Penske Auto Group, Inc	737,933
18,830	*	PEP Boys - Manny Moe & Jack	192,443
8,830	e	PetMed Express, Inc	115,585
41,213	e	Petsmart, Inc	2,789,296
36,040		Pier 1 Imports, Inc	658,090
20,362	*	Priceline.com, Inc	23,574,106
40,686	*,e	RadioShack Corp	58,181
23,490		Rent-A-Center, Inc	686,143
6,747	*	Restoration Hardware Holdings, Inc	420,945
3,600	*	RetailMeNot, Inc	107,316
87,575		Ross Stores, Inc	5,962,106
67,999	*	Sally Beauty Holdings, Inc	1,863,853
16,723	*,e	Sears Holdings Corp	732,635
3,323	*	Sears Hometown and Outlet Stores, Inc	78,456
25,137	*	Select Comfort Corp	462,521
6,389		Shoe Carnival, Inc	145,925
14,879	*,e	Shutterfly, Inc	608,997
32,216		Signet Jewelers Ltd	3,264,125
14,342		Sonic Automotive, Inc (Class A)	349,084
12,585		Stage Stores, Inc	241,380
261,460		Staples, Inc	3,268,250
11,572		Stein Mart, Inc	144,650
3,201	*	Systemax, Inc	55,345
254,291		Target Corp	15,702,469
43,566		Tiffany & Co	3,811,589
11,101	*,e	Tile Shop Holdings, Inc	156,469
4,219	*	Tilly’s, Inc	47,675
284,840		TJX Companies, Inc	16,571,991
54,044		Tractor Supply Co	3,633,919
44,313	*	TripAdvisor, Inc	3,577,832
17,397	*	Tuesday Morning Corp	243,210
25,391	*	Ulta Salon Cosmetics & Fragrance, Inc	2,227,045
41,653	*	Urban Outfitters, Inc	1,485,138
14,600	*	Valuevision International, Inc (Class A)	68,328
6,650	*	Vitacost.com, Inc	44,356
11,513	*	Vitamin Shoppe, Inc	551,242
4,388	*	West Marine, Inc	46,952
36,178	*,e	Wet Seal, Inc (Class A)	40,881
15,193	*	WEX, Inc	1,458,072
39,049		Williams-Sonoma, Inc	2,453,058
664		Winmark Corp	50,371
12,604	*	Zale Corp	269,600
5,000	*,e	zulily, Inc	212,600
9,252	*	Zumiez, Inc	226,211
		TOTAL RETAILING	340,613,936

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
14,930	*	Advanced Energy Industries, Inc	326,668
238,833	*,e	Advanced Micro Devices, Inc	976,827
5,299	*	Alpha & Omega Semiconductor Ltd	38,153
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

125,451		Altera Corp	$4,079,667
6,956	*,e	Ambarella, Inc	172,857
39,862	*	Amkor Technology, Inc	316,903
31,117	*	Anadigics, Inc	38,896
122,362		Analog Devices, Inc	6,275,947
476,008		Applied Materials, Inc	9,072,712
25,937	*	Applied Micro Circuits Corp	251,848
173,308	*	Atmel Corp	1,346,603
95,729		Avago Technologies Ltd	6,078,792
32,287	*	Axcelis Technologies, Inc	57,794
224,527		Broadcom Corp (Class A)	6,917,677
23,571		Brooks Automation, Inc	241,131
11,312	*	Cabot Microelectronics Corp	490,601
21,203	*	Cavium Networks, Inc	898,371
8,650	*	Ceva, Inc	140,390
24,698	*,e	Cirrus Logic, Inc	550,765
9,419		Cohu, Inc	97,016
46,639	*,e	Cree, Inc	2,199,962
71,752	e	Cypress Semiconductor Corp	679,491
13,621	*	Diodes, Inc	359,186
6,797	*	DSP Group, Inc	54,104
52,988	*	Entegris, Inc	587,637
34,443	*	Entropic Communications, Inc	127,095
14,159	*	Exar Corp	153,200
47,288	*	Fairchild Semiconductor International, Inc	601,976
27,065	*	First Solar, Inc	1,826,617
20,565	*	Formfactor, Inc	118,249
25,959	*,e	Freescale Semiconductor Holdings Ltd	570,319
5,980	*	GSI Technology, Inc	37,973
56,050	*,e	GT Solar International, Inc	930,991
13,503		Hittite Microwave Corp	801,538
9,801	*	Inphi Corp	144,957
50,515	*	Integrated Device Technology, Inc	589,510
10,873	*	Integrated Silicon Solution, Inc	157,224
1,965,124		Intel Corp	52,449,160
6,378	*,e	Intermolecular, Inc	17,348
26,366	*	International Rectifier Corp	686,571
48,195		Intersil Corp (Class A)	594,726
9,988		IXYS Corp	107,771
65,438		Kla-Tencor Corp	4,187,378
19,735	*	Kopin Corp	64,336
64,111	*	Lam Research Corp	3,693,435
42,567	*	Lattice Semiconductor Corp	358,414
93,955		Linear Technology Corp	4,180,998
219,960		LSI Logic Corp	2,450,354
19,456	*	LTX-Credence Corp	187,361
3,778	*	MA-COM Technology Solutions	66,153
159,968		Marvell Technology Group Ltd	2,537,093
114,664		Maxim Integrated Products, Inc	3,719,700
9,302	*,e	MaxLinear, Inc	73,207
17,514		Micrel, Inc	174,439
78,126	e	Microchip Technology, Inc	3,714,110

152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

404,615	*	Micron Technology, Inc	$10,568,544
39,039	*	Microsemi Corp	918,197
20,314		MKS Instruments, Inc	571,839
16,479	*	Monolithic Power Systems, Inc	611,371
18,141	*,e	MoSys, Inc	70,931
7,437	*	Nanometrics, Inc	120,926
9,646	*	NeoPhotonics Corp Ltd	55,657
1,929	*	NVE Corp	101,292
228,439		Nvidia Corp	4,219,268
20,239	*	Omnivision Technologies, Inc	395,268
177,771	*	ON Semiconductor Corp	1,672,825
9,085	*	PDF Solutions, Inc	170,525
10,093	*,e	Peregrine Semiconductor Corp	54,199
7,286	*	Pericom Semiconductor Corp	58,798
23,544	*	Photronics, Inc	204,362
13,935	*	PLX Technology, Inc	80,823
77,701	*	PMC - Sierra, Inc	531,475
10,991		Power Integrations, Inc	519,105
47,933	*	Rambus, Inc	579,510
112,796	*	RF Micro Devices, Inc	951,998
8,102	*,e	Rubicon Technology, Inc	82,073
12,643	*	Rudolph Technologies, Inc	115,178
25,728	*	Semtech Corp	616,957
13,811	*	Sigma Designs, Inc	52,067
29,865	*	Silicon Image, Inc	167,543
16,163	*	Silicon Laboratories, Inc	726,527
76,120	*	Skyworks Solutions, Inc	3,124,726
16,668	*	Spansion, Inc	297,190
106,435	*	SunEdison, Inc	2,046,745
15,884	*,e	SunPower Corp	530,843
72,878	*,e	Teradyne, Inc	1,287,754
19,565		Tessera Technologies, Inc	429,060
440,011		Texas Instruments, Inc	19,998,500
68,350	*	Triquint Semiconductor, Inc	969,203
14,433	*	Ultra Clean Holdings	122,969
10,672	*	Ultratech, Inc	284,089
14,503	*	Veeco Instruments, Inc	536,176
102,625		Xilinx, Inc	4,842,874
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	186,259,588

SOFTWARE & SERVICES - 9.8%
255,259		Accenture plc	20,476,877
15,329	*	ACI Worldwide, Inc	876,052
104,843		Activision Blizzard, Inc	2,097,908
15,624	*	Actuate Corp	87,963
28,063	*	Acxiom Corp	792,499
199,609	*	Adobe Systems, Inc	12,313,879
12,408		Advent Software, Inc	357,599
70,921	*	Akamai Technologies, Inc	3,763,777
20,599	*	Alliance Data Systems Corp	4,982,898
63,998		Amdocs Ltd	2,977,827
6,756		American Software, Inc (Class A)	65,128
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,138	*,e	Angie’s List, Inc	$182,521
37,418	*	Ansys, Inc	2,855,368
31,853	*	AOL, Inc	1,363,627
35,666	*	Aspen Technology, Inc	1,533,281
88,457	*	Autodesk, Inc	4,247,705
192,040		Automatic Data Processing, Inc	14,971,438
8,579	*	AVG Technologies NV	160,685
17,549	*	Bankrate, Inc	307,459
2,700	*,e	Barracuda Networks, Inc	69,741
18,506	*,e	Bazaarvoice, Inc	124,360
1,900	*,e	Benefitfocus, Inc	61,560
18,275		Blackbaud, Inc	556,474
19,303	*,e	Blackhawk Network Holdings, Inc	463,079
15,713	*	Blucora, Inc	302,475
12,658		Booz Allen Hamilton Holding Co	294,172
14,399	*	Bottomline Technologies, Inc	455,584
10,397	*	Brightcove, Inc	89,622
48,345		Broadridge Financial Solutions, Inc	1,853,547
10,067	*	BroadSoft, Inc	255,500
130,061		CA, Inc	3,920,039
9,222	*	CACI International, Inc (Class A)	642,312
108,193	*	Cadence Design Systems, Inc	1,683,483
15,264	*	Callidus Software, Inc	145,695
6,253	*	Carbonite, Inc	61,842
17,048	*	Cardtronics, Inc	570,767
6,110	*,e	Care.com, Inc	74,848
3,742		Cass Information Systems, Inc	189,008
2,258	*	ChannelAdvisor Corp	59,250
28,103	*	Ciber, Inc	121,405
75,171	*	Citrix Systems, Inc	4,458,392
239,534	*	Cognizant Technology Solutions Corp (Class A)	11,474,876
17,759	*	Commvault Systems, Inc	859,536
58,975		Computer Sciences Corp	3,490,141
6,003		Computer Task Group, Inc	94,907
83,741		Compuware Corp	867,557
13,605	*	comScore, Inc	426,245
10,630	*	Comverse, Inc	265,112
18,978	*,e	Concur Technologies, Inc	1,527,160
10,822	*	Constant Contact, Inc	279,857
41,252		Convergys Corp	888,568
29,812	*,e	Conversant, Inc	728,605
15,427	*	Cornerstone OnDemand, Inc	567,097
11,258	*	CoStar Group, Inc	1,811,300
12,041		CSG Systems International, Inc	317,401
4,900	*,e	Cvent, Inc	134,897
2,701	*,e	Cyan, Inc	11,290
7,890	*	Datalink Corp	101,308
16,602	*	DealerTrack Holdings, Inc	758,545
13,481	*,e	Demand Media, Inc	56,081
7,699	*	Demandware, Inc	382,101
21,212	*	Dice Holdings, Inc	162,272
13,396	*	Digital River, Inc	204,825
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,107		DMRC Corp	$69,573
12,911		DST Systems, Inc	1,190,265
5,534	*,e	E2open, Inc	95,572
37,774		EarthLink Holdings Corp	128,809
514,430	*	eBay, Inc	26,662,907
117	e	Ebix, Inc	1,846
4,651	*	eGain Corp	30,418
119,365	*	Electronic Arts, Inc	3,378,030
10,412	*	Ellie Mae, Inc	253,949
8,300	*,e	Endurance International Group Holdings, Inc	104,995
8,754	*	Envestnet, Inc	322,585
8,495	*	EPAM Systems, Inc	264,449
11,770		EPIQ Systems, Inc	150,538
1,860	*	ePlus, Inc	93,074
19,764	*,e	Equinix, Inc	3,711,877
19,019	*	Euronet Worldwide, Inc	874,684
10,995		EVERTEC, Inc	258,822
12,509	*	ExlService Holdings, Inc	353,942
674,018	*	Facebook, Inc	40,292,796
17,613	e	Factset Research Systems, Inc	1,875,785
14,225		Fair Isaac Corp	813,670
116,895		Fidelity National Information Services, Inc	6,245,700
6,600	*,e	FireEye, Inc	259,116
38,350	*	First American Corp	1,074,951
99,954	*	Fiserv, Inc	6,075,204
27,131	*	FleetCor Technologies, Inc	3,096,461
6,261	*	FleetMatics Group plc	188,018
6,370		Forrester Research, Inc	225,689
51,947	*	Fortinet, Inc	1,141,795
37,331	*	Gartner, Inc	2,573,599
64,082	*	Genpact Ltd	1,080,423
3,514	*,m	Gerber Scientific, Inc	0
3,000	*,e	Gigamon, Inc	47,310
25,360	*	Global Cash Access, Inc	167,376
14,520	*	Global Eagle Entertainment, Inc	160,156
30,526		Global Payments, Inc	2,040,053
48,631	*,e	Glu Mobile, Inc	194,524
4,200	*,e	Gogo, Inc	56,784
106,511	*	Google, Inc	56,095,083
106,511	*	Google, Inc (Class A)	56,970,604
6,177	*,e	Guidance Software, Inc	56,890
18,757	*	Guidewire Software, Inc	708,264
8,566		Hackett Group, Inc	51,396
13,744	e	Heartland Payment Systems, Inc	562,679
11,998	*	Higher One Holdings, Inc	71,868
29,546		IAC/InterActiveCorp	1,958,309
15,079	*	iGate Corp	551,891
7,743	*	Imperva, Inc	177,160
21,929	*	Infoblox, Inc	430,247
41,447	*	Informatica Corp	1,469,296
5,865	*	Interactive Intelligence, Inc	366,973
20,242	*	Internap Network Services Corp	136,026
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

386,113		International Business Machines Corp	$75,859,621
117,812		Intuit, Inc	8,924,259
18,204	e	j2 Global, Inc	843,937
34,369		Jack Henry & Associates, Inc	1,895,794
15,195	*,e	Jive Software, Inc	113,659
9,164	*	Knot, Inc	97,322
28,722		Leidos Holdings, Inc	1,069,607
31,019	*	Limelight Networks, Inc	64,209
37,892	*	LinkedIn Corp	5,815,285
25,980	*	Lionbridge Technologies	152,762
9,582	*	Liquidity Services, Inc	165,290
19,540	*	Liveperson, Inc	193,446
9,155	*	LogMeIn, Inc	416,095
2,680	*	Luxoft Holding, Inc	72,333
10,875	*,e	magicJack VocalTec Ltd	192,270
30,860	*	Manhattan Associates, Inc	973,016
9,112		Mantech International Corp (Class A)	271,811
5,916		Marchex, Inc (Class B)	54,723
3,243	*,e	Marin Software, Inc	30,419
2,787	*,e	Marketo, Inc	75,639
462,760		Mastercard, Inc (Class A)	34,035,998
27,274		MAXIMUS, Inc	1,161,054
36,297		Mentor Graphics Corp	751,348
31,694	*	Micros Systems, Inc	1,632,241
3,295,271		Microsoft Corp	133,128,948
3,605	*	MicroStrategy, Inc (Class A)	437,755
13,413	*,e	Millennial Media, Inc	85,709
8,779	*,e	Mitek Systems, Inc	28,620
2,993	*	Model N, Inc	26,967
12,618	*,e	ModusLink Global Solutions, Inc	50,977
8,027	*	MoneyGram International, Inc	105,956
14,709		Monotype Imaging Holdings, Inc	388,465
52,943	*	Monster Worldwide, Inc	364,777
15,248	*	Move, Inc	163,001
15,618	*	Netscout Systems, Inc	608,477
13,338	*	NetSuite, Inc	1,031,161
25,383	*,e	NeuStar, Inc (Class A)	652,851
24,413		NIC, Inc	447,734
105,858	*,e	Nuance Communications, Inc	1,703,255
9,226	*,e	OpenTable, Inc	619,618
1,328,467		Oracle Corp	54,307,731
63,439	*	Pandora Media, Inc	1,485,741
128,740		Paychex, Inc	5,382,619
12,318		Pegasystems, Inc	204,109
12,449	*	Perficient, Inc	227,443
16,433	*	Planet Payment, Inc	43,219
10,834	*	PRG-Schultz International, Inc	69,663
22,150	*	Progress Software Corp	475,339
9,273	*	Proofpoint, Inc	235,905
8,661	*	PROS Holdings, Inc	237,311
46,763	*	PTC, Inc	1,654,007
1,815		QAD, Inc (Class A)	34,576
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,102	*	QLIK Technologies, Inc	$727,582
5,833	*	Qualys, Inc	112,519
10,313	*	QuinStreet, Inc	62,909
44,301	*	Rackspace Hosting, Inc	1,285,615
2,652	*	Rally Software Development Corp	34,688
6,554	*	RealNetworks, Inc	49,417
17,634	*,e	RealPage, Inc	313,004
76,199	*	Red Hat, Inc	3,707,081
3,209	*	Reis, Inc	52,820
1,800	*,e	Rocket Fuel, Inc	57,726
5,380	*	Rosetta Stone, Inc	64,076
39,322	*	Rovi Corp	876,487
231,824	*	Salesforce.com, Inc	11,973,710
3,576	*	Sapiens International Corp NV	28,143
43,717	*	Sapient Corp	711,276
16,612		Science Applications International Corp	647,868
8,819	*	Sciquest, Inc	211,480
11,069	*	Seachange International, Inc	103,717
32,386	*	ServiceNow, Inc	1,610,232
23,558	*	ServiceSource International LLC	147,002
3,430	*,e	Shutterstock, Inc	248,709
2,089	*,e	Silver Spring Networks, Inc	31,293
26,512	*	SolarWinds, Inc	1,068,964
27,434		Solera Holdings, Inc	1,777,175
6,389	*,e	Spark Networks, Inc	28,942
44,963	*	Splunk, Inc	2,453,631
5,751	*	SPS Commerce, Inc	297,902
22,077	*	SS&C Technologies Holdings, Inc	859,237
4,962	*	Stamps.com, Inc	172,231
20,992	*	SupportSoft, Inc	51,850
14,880	*	Sykes Enterprises, Inc	294,475
273,029		Symantec Corp	5,537,028
11,136	*	Synchronoss Technologies, Inc	338,980
62,598	*	Synopsys, Inc	2,354,937
6,330	*	Syntel, Inc	508,426
14,466	*	TA Indigo Holding Corp	132,364
3,590	*	Tableau Software, Inc	198,419
30,856	*	Take-Two Interactive Software, Inc	628,845
11,995	*,e	Tangoe, Inc	180,405
16,987	*	TeleCommunication Systems, Inc (Class A)	43,317
4,598	*	TeleNav, Inc	28,186
7,450	*	TeleTech Holdings, Inc	179,769
65,839	*	Teradata Corp	2,993,041
2,400	*,e	Textura Corp	42,744
62,742	*	TIBCO Software, Inc	1,231,625
48,128	*	TiVo, Inc	570,798
62,446		Total System Services, Inc	1,983,909
4,367	*	Travelzoo, Inc	78,344
10,911	*,e	Trulia, Inc	370,974
31,630	*,e	Twitter, Inc	1,232,621
12,003	*	Tyler Technologies, Inc	980,045
10,594	*	Ultimate Software Group, Inc	1,267,360
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,494	*	Unisys Corp	$499,439
4,607		United Online, Inc	54,593
27,274	*,e	Unwired Planet, Inc	62,185
33,279	*	Vantiv, Inc	1,023,329
3,080	*	Varonis Systems, Inc	77,832
11,802	*	Vasco Data Security International	134,661
43,062	*	VeriFone Systems, Inc	1,439,993
20,079	*	Verint Systems, Inc	878,858
50,102	*	VeriSign, Inc	2,363,812
16,219	*,e	VirnetX Holding Corp	255,449
7,704	*	Virtusa Corp	254,001
206,697		Visa, Inc (Class A)	41,878,879
13,744	*,e	VistaPrint Ltd	542,476
34,205	*	VMware, Inc (Class A)	3,164,305
6,237	*	Vocus, Inc	112,141
24,803	*,e	Vringo, Inc	101,444
13,778	*,e	WebMD Health Corp (Class A)	607,472
15,956	*	Website Pros, Inc	490,009
225,683		Western Union Co	3,581,589
3,880	*,e	Wix.com Ltd	79,501
17,425	*	Workday, Inc	1,273,245
478,106		Xerox Corp	5,780,302
2,777	*	Xoom Corp	61,955
357,280	*	Yahoo!, Inc	12,844,216
12,643	*	Yelp, Inc	737,340
9,766	*,e	Zillow, Inc	1,061,564
19,707	*	Zix Corp	64,639
245,234	*	Zynga, Inc	993,198
		TOTAL SOFTWARE & SERVICES	811,866,155

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
39,915	*,e	3D Systems Corp	1,889,576
22,562		Adtran, Inc	506,066
5,045	*	Agilysys, Inc	63,264
4,562	e	Alliance Fiber Optic Products, Inc	87,682
62,660		Amphenol Corp (Class A)	5,974,631
11,053		Anixter International, Inc	1,082,973
340,777		Apple, Inc	201,089,100
4,010	*	Applied Optoelectronics, Inc	90,225
44,389	*	ARRIS Group, Inc	1,158,109
41,712	*	Arrow Electronics, Inc	2,367,156
44,947	*	Aruba Networks, Inc	888,602
5,463	*	Audience, Inc	62,824
54,561		Avnet, Inc	2,353,216
23,578		AVX Corp	314,766
5,862	*	AX Holding Corp	44,844
5,631		Badger Meter, Inc	279,016
3,107		Bel Fuse, Inc (Class B)	67,608
16,843		Belden CDT, Inc	1,243,182
20,407	*	Benchmark Electronics, Inc	473,034
5,380		Black Box Corp	114,379
173,985	*	Brocade Communications Systems, Inc	1,619,800
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,335	*	CalAmp Corp	$272,196
15,814	*	Calix Networks, Inc	139,321
10,100		CDW Corp	284,719
15,153	*	Checkpoint Systems, Inc	193,504
38,817	*,e	Ciena Corp	767,412
2,113,266		Cisco Systems, Inc	48,837,577
33,038	*	Cognex Corp	1,137,498
9,303	*	Coherent, Inc	555,482
15,900	*	CommScope Holding Co, Inc	424,212
6,617		Comtech Telecommunications Corp	210,090
4,850	*,e	Control4 Corp	85,651
549,308		Corning, Inc	11,486,030
16,155	*	Cray, Inc	463,810
12,860		CTS Corp	228,779
13,980		Daktronics, Inc	182,020
25,760		Diebold, Inc	968,834
10,399	*	Digi International, Inc	92,135
18,947	*,e	Dolby Laboratories, Inc (Class A)	755,038
7,017	*	DTS, Inc	130,586
16,001	*	EchoStar Corp (Class A)	719,405
7,109		Electro Rent Corp	114,810
8,952		Electro Scientific Industries, Inc	75,913
17,705	*	Electronics for Imaging, Inc	669,072
833,869		EMC Corp	21,513,820
30,938	*	Emulex Corp	221,207
35,807	*	Extreme Networks, Inc	204,816
29,756	*	F5 Networks, Inc	3,129,439
10,941	*	Fabrinet	236,326
6,019	*	FARO Technologies, Inc	240,158
16,077		FEI Co	1,278,443
36,876	*,e	Finisar Corp	964,307
54,438		Flir Systems, Inc	1,853,070
39,565	*,e	Fusion-io, Inc	341,446
9,235	*	GSI Group, Inc	112,113
41,621	*	Harmonic, Inc	292,596
42,417		Harris Corp	3,118,498
17,933	*	Harris Stratex Networks, Inc (Class A)	27,079
771,017		Hewlett-Packard Co	25,489,822
5,985	*	Hutchinson Technology, Inc	16,638
14,783	*	Imation Corp	63,863
8,608	*	Immersion Corp	97,615
46,174	*	Infinera Corp	413,719
58,237	*	Ingram Micro, Inc (Class A)	1,570,070
15,777	*	Insight Enterprises, Inc	412,095
15,655	e	InterDigital, Inc	543,542
21,826	*,e	InvenSense, Inc	469,914
12,349	*,e	IPG Photonics Corp	798,116
15,091	*	Itron, Inc	573,458
21,608	*	Ixia	268,371
80,323		Jabil Circuit, Inc	1,386,375
91,295	*	JDS Uniphase Corp	1,156,708
196,532	*	Juniper Networks, Inc	4,852,375
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,615	*	Kemet Corp	$103,281
32,832	*	Knowles Corp	916,998
4,519	*	KVH Industries, Inc	61,052
25,702		Lexmark International, Inc (Class A)	1,105,186
8,475		Littelfuse, Inc	767,411
11,856	*	Maxwell Technologies, Inc	178,551
5,827	*	Measurement Specialties, Inc	374,967
11,902	*	Mercury Computer Systems, Inc	166,152
795		Mesa Laboratories, Inc	68,131
13,943		Methode Electronics, Inc	386,779
90,124		Motorola, Inc	5,730,084
6,091		MTS Systems Corp	392,687
2,641	*	Multi-Fineline Electronix, Inc	32,696
38,088		National Instruments Corp	1,040,183
65,200	*	NCR Corp	1,989,252
13,531	*,e	Neonode, Inc	72,391
132,242		NetApp, Inc	4,709,138
16,666	*	Netgear, Inc	538,312
13,754	*	Newport Corp	256,925
3,600	*,e	Nimble Storage, Inc	88,740
5,235	*	Numerex Corp	53,659
7,256	*	Oplink Communications, Inc	124,368
7,343	*	OSI Systems, Inc	409,813
14,253	*,e	Palo Alto Networks, Inc	906,206
7,383		Park Electrochemical Corp	196,831
38,779	*,e	Parkervision, Inc	176,832
2,720		PC Connection, Inc	54,427
5,420		PC-Tel, Inc	44,715
16,576		Plantronics, Inc	722,216
12,430	*	Plexus Corp	521,066
68,822	*	Polycom, Inc	846,511
7,482	*,e	Procera Networks, Inc	69,283
34,549	*	QLogic Corp	400,077
682,973		Qualcomm, Inc	53,756,805
89,500	*,e	Quantum Corp	96,660
4,741	*	Radisys Corp	15,171
15,520	*,e	RealD, Inc	170,099
4,066		Richardson Electronics Ltd	40,741
62,216	*	Riverbed Technology, Inc	1,210,101
12,947	*	Rofin-Sinar Technologies, Inc	287,423
6,561	*	Rogers Corp	393,791
16,628	*	Ruckus Wireless, Inc	173,763
89,922		SanDisk Corp	7,640,672
31,442	*	Sanmina Corp	636,700
10,651	*	Scansource, Inc	409,105
19,766	*	ShoreTel, Inc	149,233
12,816	*,e	Silicon Graphics International Corp	154,817
88,048	*	Sonus Networks, Inc	287,917
14,393	*	Speed Commerce, Inc	47,497
13,500	*	Stratasys Ltd	1,307,745
12,888	*	Super Micro Computer, Inc	262,400
13,308	*,e	Synaptics, Inc	827,092
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,079	*	SYNNEX Corp	$746,503
14,787	*	Tech Data Corp	924,040
2,797		Tessco Technologies, Inc	91,993
100,876	*	Trimble Navigation Ltd	3,876,665
18,862	*	TTM Technologies, Inc	148,821
5,659	*,e	Ubiquiti Networks, Inc	219,173
3,650	*,e	Uni-Pixel, Inc	19,965
15,423	*,e	Universal Display Corp	401,769
15,127	*	Viasat, Inc	971,305
4,897	*,e	Violin Memory, Inc	17,629
50,091		Vishay Intertechnology, Inc	712,294
5,516	*	Vishay Precision Group, Inc	89,525
11,260	*	Westell Technologies, Inc	36,708
82,397		Western Digital Corp	7,261,648
20,997	*	Zebra Technologies Corp (Class A)	1,458,032
6,230	*	Zygo Corp	119,865
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	470,678,733

TELECOMMUNICATION SERVICES - 2.2%
34,713	*	8x8, Inc	336,716
2,124,779		AT&T, Inc	75,854,610
3,536		Atlantic Tele-Network, Inc	209,225
4,835	*	Boingo Wireless, Inc	31,911
23,383	*	Cbeyond Communications, Inc	231,258
232,522		CenturyTel, Inc	8,117,343
80,190	*	Cincinnati Bell, Inc	268,637
17,952		Cogent Communications Group, Inc	618,805
16,386	e	Consolidated Communications Holdings, Inc	326,409
6,461	*,e	Fairpoint Communications, Inc	88,128
381,957	e	Frontier Communications Corp	2,272,644
12,153	*	General Communication, Inc (Class A)	126,877
3,135	*	Hawaiian Telcom Holdco, Inc	83,454
3,945	*	HickoryTech Corp	46,827
4,316		IDT Corp (Class B)	68,365
19,971	*	inContact, Inc	164,761
11,976		Inteliquent, Inc	163,353
8,586	*	Intelsat S.A.	156,094
24,911	*,e	Iridium Communications, Inc	166,156
67,312	*	Level 3 Communications, Inc	2,896,435
6,361		Lumos Networks Corp	84,029
6,901	e	NTELOS Holdings Corp	95,165
7,939	*	Orbcomm, Inc	49,778
18,318	*	Premiere Global Services, Inc	233,005
4,486	*,e	RingCentral, Inc	68,008
50,810	*	SBA Communications Corp (Class A)	4,560,706
9,111		Shenandoah Telecom Co	255,381
338,552	*	Sprint Corp	2,877,692
2,097	*	Straight Path Communications, Inc	14,679
37,784		Telephone & Data Systems, Inc	1,027,347
73,215	*	T-Mobile US, Inc	2,144,467
19,858	*,e	Towerstream Corp	36,737
57,396	*	tw telecom inc (Class A)	1,761,483
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,832		US Cellular Corp	$200,721
8,964		USA Mobility, Inc	153,553
1,629,776		Verizon Communications, Inc	76,159,433
56,503	*	Vonage Holdings Corp	216,972
238,965	e	Windstream Holdings, Inc	2,167,413
		TOTAL TELECOMMUNICATION SERVICES	184,334,577

TRANSPORTATION - 2.1%
22,768	*	Air Transport Services Group, Inc	178,273
26,907		Alaska Air Group, Inc	2,531,411
6,466		Allegiant Travel Co	759,432
3,092		Amerco, Inc	773,340
78,316	*	American Airlines Group, Inc	2,746,542
10,986		Arkansas Best Corp	433,068
12,986	*	Atlas Air Worldwide Holdings, Inc	454,380
43,332	*	Avis Budget Group, Inc	2,278,830
7,615		Celadon Group, Inc	175,221
58,367		CH Robinson Worldwide, Inc	3,437,816
20,400		Con-Way, Inc	866,592
13,578		Copa Holdings S.A. (Class A)	1,836,832
400,777		CSX Corp	11,309,927
335,665		Delta Air Lines, Inc	12,362,542
6,770	*	Echo Global Logistics, Inc	132,421
82,078		Expeditors International of Washington, Inc	3,384,897
116,678		FedEx Corp	15,897,377
11,512		Forward Air Corp	509,176
16,617	*	Genesee & Wyoming, Inc (Class A)	1,645,249
19,650	*,e	Hawaiian Holdings, Inc	283,942
17,811		Heartland Express, Inc	387,567
135,625	*	Hertz Global Holdings, Inc	3,861,244
14,183	*	Hub Group, Inc (Class A)	633,271
1,603		International Shipholding Corp	43,185
36,456		J.B. Hunt Transport Services, Inc	2,774,302
107,821	*,e	JetBlue Airways Corp	852,325
43,378		Kansas City Southern Industries, Inc	4,375,973
21,700	*	Kirby Corp	2,183,454
22,259		Knight Transportation, Inc	528,206
19,583		Landstar System, Inc	1,233,533
9,209		Marten Transport Ltd	216,043
14,961		Matson, Inc	354,426
124,422		Norfolk Southern Corp	11,761,612
27,035	*	Old Dominion Freight Line	1,639,132
3,699	*	Park-Ohio Holdings Corp	215,985
2,006	*	Patriot Transportation Holding, Inc	69,969
9,597	*	Quality Distribution, Inc	120,634
18,858	*	Republic Airways Holdings, Inc	156,710
7,476	*	Roadrunner Transportation Services Holdings, Inc	184,134
20,321		Ryder System, Inc	1,669,980
8,986	*	Saia, Inc	369,954
51,400	*	Scorpio Bulkers, Inc	460,030
26,346		Skywest, Inc	305,614
287,660		Southwest Airlines Co	6,952,742
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,587	*	Spirit Airlines, Inc	$1,397,525
31,161	*	Swift Transportation Co, Inc	749,422
143,206	*	UAL Corp	5,852,829
6,896	*	Ultrapetrol Bahamas Ltd	19,516
184,812		Union Pacific Corp	35,193,749
287,134		United Parcel Service, Inc (Class B)	28,282,699
1,808		Universal Truckload Services, Inc	44,585
34,683		UTI Worldwide, Inc	339,547
18,244		Werner Enterprises, Inc	467,046
15,883	*	Wesco Aircraft Holdings, Inc	321,790
20,511	*,e	XPO Logistics, Inc	556,668
17,453	*,e	YRC Worldwide, Inc	391,471
		TOTAL TRANSPORTATION	176,964,140

UTILITIES - 3.2%
236,714		AES Corp	3,420,517
45,769		AGL Resources, Inc	2,471,526
17,560	e	Allete, Inc	908,906
44,253		Alliant Energy Corp	2,587,915
92,564		Ameren Corp	3,823,819
192,428		American Electric Power Co, Inc	10,354,551
16,104		American States Water Co	488,917
67,454		American Water Works Co, Inc	3,071,181
69,866		Aqua America, Inc	1,752,938
1,984		Artesian Resources Corp	43,688
73,013	e	Atlantic Power Corp	216,849
38,518		Atmos Energy Corp	1,965,959
22,952		Avista Corp	737,907
16,898		Black Hills Corp	975,860
21,512		California Water Service Group	484,020
150,740	*	Calpine Corp	3,456,468
162,211		Centerpoint Energy, Inc	4,016,344
5,540		Chesapeake Utilities Corp	350,460
25,272		Cleco Corp	1,328,044
102,831		CMS Energy Corp	3,116,808
4,218		Connecticut Water Service, Inc	137,085
117,581		Consolidated Edison, Inc	6,823,225
4,410		Consolidated Water Co, Inc	51,244
2,121		Delta Natural Gas Co, Inc	40,448
228,056		Dominion Resources, Inc	16,543,182
69,288		DTE Energy Co	5,414,164
279,109		Duke Energy Corp	20,790,829
37,632	*,e	Dynegy, Inc	1,070,630
129,130		Edison International	7,303,593
18,601		El Paso Electric Co	703,490
16,504		Empire District Electric Co	401,377
71,659		Entergy Corp	5,195,278
337,749		Exelon Corp	11,831,347
164,192		FirstEnergy Corp	5,541,480
4,127	*	Genie Energy Ltd	33,429
58,592		Great Plains Energy, Inc	1,572,023
41,971	e	Hawaiian Electric Industries, Inc	1,006,884
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,340	e	Idacorp, Inc	$1,141,888
32,018		Integrys Energy Group, Inc	1,962,063
62,271		ITC Holdings Corp	2,302,159
12,849		Laclede Group, Inc	609,171
69,943		MDU Resources Group, Inc	2,477,381
15,973		MGE Energy, Inc	610,488
5,907		Middlesex Water Co	120,089
28,287		National Fuel Gas Co	2,083,055
17,858		New Jersey Resources Corp	888,078
167,922		NextEra Energy, Inc	16,767,012
118,772		NiSource, Inc	4,313,799
124,310		Northeast Utilities	5,874,891
10,943	e	Northwest Natural Gas Co	484,447
15,258		NorthWestern Corp	738,182
126,149		NRG Energy, Inc	4,127,595
8,540	e	NRG Yield, Inc	365,854
75,715	*	OGE Energy Corp	2,826,441
20,651	*	ONE Gas, Inc	755,414
6,871	e	Ormat Technologies, Inc	183,318
16,846		Otter Tail Corp	493,588
7,000		Pattern Energy Group, Inc	187,600
94,991		Pepco Holdings, Inc	2,541,959
175,016		PG&E Corp	7,977,229
29,953		Piedmont Natural Gas Co, Inc	1,072,018
43,915		Pinnacle West Capital Corp	2,457,044
33,746		PNM Resources, Inc	934,089
31,847		Portland General Electric Co	1,065,919
249,542		PPL Corp	8,319,730
199,798		Public Service Enterprise Group, Inc	8,185,724
6,766	*,e	Pure Cycle Corp	37,957
69,734		Questar Corp	1,693,142
55,655		SCANA Corp	2,987,560
96,418		Sempra Energy	9,507,779
5,339		SJW Corp	145,381
13,904		South Jersey Industries, Inc	798,785
344,311		Southern Co	15,779,773
17,791		Southwest Gas Corp	978,683
80,008		TECO Energy, Inc	1,436,944
42,439		UGI Corp	1,981,477
24,356		UIL Holdings Corp	894,596
8,614		Unitil Corp	285,985
17,516		UNS Energy Corp	1,052,011
33,919		Vectren Corp	1,376,094
51,005		Westar Energy, Inc	1,830,059
20,634		WGL Holdings, Inc	821,027
89,684	e	Wisconsin Energy Corp	4,347,880
196,037		Xcel Energy, Inc	6,247,699
4,886		York Water Co	97,769
		TOTAL UTILITIES	264,199,211

		TOTAL COMMON STOCKS	8,296,547,619
		(Cost $5,733,393,804)
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
7,432	*,m	Magnum Hunter Resources Corp			$0
		TOTAL ENERGY			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,340	*,m	Trius Therapeutics, Inc			1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,604

TELECOMMUNICATION SERVICES - 0.0%
19,784	*,m	Leap Wireless International, Inc			49,856
		TOTAL TELECOMMUNICATION SERVICES			49,856

		TOTAL RIGHTS / WARRANTS			51,460
		(Cost $49,856)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.1%
GOVERNMENT AGENCY DEBT - 0.1%
$8,000,000	d	Federal Home Loan Bank (FHLB)	0.040%	05/21/14	7,999,822
		TOTAL GOVERNMENT AGENCY DEBT			7,999,822

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
250,136,453	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			250,136,453
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			250,136,453

		TOTAL SHORT-TERM INVESTMENTS			258,136,275
		(Cost $258,136,275)
		TOTAL INVESTMENTS - 102.7%			8,554,735,354
		(Cost $5,991,579,935)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%			(224,636,939)
		NET ASSETS - 100.0%			$8,330,098,415

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $244,476,887.
m	Indicates a security that has been deemed illiquid.

165

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
1,650		Allison Transmission Holdings, Inc	$49,236
38,106		BorgWarner, Inc	2,367,907
51,930		Delphi Automotive plc	3,471,001
225,573		Ford Motor Co	3,643,004
13,394		Gentex Corp	384,006
41,609		Goodyear Tire & Rubber Co	1,048,547
37,431		Harley-Davidson, Inc	2,767,648
1,342		Lear Corp	111,467
13,961	*,e	Tesla Motors, Inc	2,902,352
7,224		Thor Industries, Inc	439,725
8,189	*	Visteon Corp	710,887
		TOTAL AUTOMOBILES & COMPONENTS	17,895,780

BANKS - 0.1%
3,338	*,e	Nationstar Mortgage Holdings, Inc	109,253
17,237	*	Ocwen Financial Corp	653,282
675	*	Signature Bank	80,204
		TOTAL BANKS	842,739

CAPITAL GOODS - 8.7%
97,639		3M Co	13,580,609
6,297	*	A.O. Smith Corp	294,448
2,150	*	Aecom Technology Corp	69,703
11,221		Allegion plc	553,756
40,257		Ametek, Inc	2,122,349
4,099	*	Armstrong World Industries, Inc	215,443
13,810		Babcock & Wilcox Co	480,450
15,342	*	BE Aerospace, Inc	1,346,567
126,954		Boeing Co	16,379,605
671		Carlisle Cos, Inc	55,190
19,823		Caterpillar, Inc	2,089,344
16,577		Chicago Bridge & Iron Co NV	1,327,320
17,862	*	Colfax Corp	1,285,707
7,702		Crane Co	560,166
25,924		Cummins, Inc	3,910,635
19,806		Danaher Corp	1,453,364
64,926		Deere & Co	6,060,193
22,844		Donaldson Co, Inc	961,504
20,887		Dover Corp	1,804,637
89,990		Emerson Electric Co	6,135,518
50,179	e	Fastenal Co	2,512,964
23,636		Flowserve Corp	1,726,610
16,170		Fluor Corp	1,224,069
23,781		Fortune Brands Home & Security, Inc	947,673
166

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,827		Graco, Inc	$712,458
776		Harsco Corp	18,570
6,399	*	HD Supply Holdings, Inc	164,966
17,085	*	Hexcel Corp	712,274
131,556		Honeywell International, Inc	12,221,552
7,119		Hubbell, Inc (Class B)	838,049
7,896		Huntington Ingalls	813,288
12,671		IDEX Corp	944,876
22,056		Illinois Tool Works, Inc	1,879,833
33,058		Ingersoll-Rand plc	1,976,868
15,336		ITT Corp	661,595
8,625		Lennox International, Inc	723,034
13,604		Lincoln Electric Holdings, Inc	908,883
43,249		Lockheed Martin Corp	7,098,891
22,742		Manitowoc Co, Inc	722,741
59,176		Masco Corp	1,188,846
6,648	*	MRC Global, Inc	194,055
7,439		MSC Industrial Direct Co (Class A)	677,395
1,901	*,e	Navistar International Corp	72,105
10,980		Nordson Corp	816,363
7,511		Paccar, Inc	480,554
18,314		Pall Corp	1,541,123
24,423		Precision Castparts Corp	6,181,217
6,907	*	Quanta Services, Inc	243,679
23,292		Rockwell Automation, Inc	2,775,941
20,677		Rockwell Collins, Inc	1,605,569
16,427		Roper Industries, Inc	2,282,532
960		Snap-On, Inc	111,360
3,978	*,e	SolarCity Corp	211,829
2,443	*	Spirit Aerosystems Holdings, Inc (Class A)	73,363
2,870		Stanley Works	246,504
9,477		Toro Co	602,169
8,963		TransDigm Group, Inc	1,594,249
1,672		Triumph Group, Inc	108,362
15,463	*	United Rentals, Inc	1,450,893
143,927		United Technologies Corp	17,030,882
4,174		Valmont Industries, Inc	621,550
10,012		W.W. Grainger, Inc	2,547,053
9,902	*	WABCO Holdings, Inc	1,059,613
15,636		Westinghouse Air Brake Technologies Corp	1,165,664
3,110		Xylem, Inc	116,905
		TOTAL CAPITAL GOODS	142,495,477

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
5,179		Cintas Corp	305,199
9,808	*,e	Clean Harbors, Inc	588,480
18,983	*	Copart, Inc	688,513
12,768		Corrections Corp of America	418,790
6,412		Dun & Bradstreet Corp	710,193
19,380		Equifax, Inc	1,372,298
10,657	*	IHS, Inc (Class A)	1,285,554
25,976		Iron Mountain, Inc	738,757
167

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,530		KAR Auction Services, Inc	$134,903
4,997		Nielsen Holdings NV	234,609
15,019	e	Pitney Bowes, Inc	402,509
16,015		R.R. Donnelley & Sons Co	281,864
23,562		Robert Half International, Inc	1,055,578
11,074		Rollins, Inc	333,106
14,806	*	Stericycle, Inc	1,724,011
25,934	*	Verisk Analytics, Inc	1,558,374
19,075		Waste Connections, Inc	851,890
6,325		Waste Management, Inc	281,146
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,965,774

CONSUMER DURABLES & APPAREL - 2.1%
9,275		Carter’s, Inc	683,197
47,600		Coach, Inc	2,125,340
2,524	*,e	Deckers Outdoor Corp	199,270
8,061	*	Fossil Group, Inc	859,706
16,354		Hanesbrands, Inc	1,342,500
15,664		Hasbro, Inc	865,593
20,936	*	Jarden Corp	1,196,492
57,769		Mattel, Inc	2,265,411
33,584	*	Michael Kors Holdings Ltd	3,062,861
26,775		Newell Rubbermaid, Inc	806,195
118,676		Nike, Inc (Class B)	8,657,414
616	*	NVR, Inc	663,432
11,959		Phillips-Van Heusen Corp	1,501,692
10,658		Polaris Industries, Inc	1,431,689
64,178		Pulte Homes, Inc	1,180,233
10,174		Ralph Lauren Corp	1,540,038
4,588	*	Taylor Morrison Home Corp	97,312
9,970	*	Tempur-Pedic International, Inc	500,295
8,618		Tupperware Corp	731,754
28,026	*	Under Armour, Inc (Class A)	1,370,191
58,571		VF Corp	3,578,102
1,166		Whirlpool Corp	178,841
		TOTAL CONSUMER DURABLES & APPAREL	34,837,558

CONSUMER SERVICES - 3.3%
6,191		ARAMARK Holdings Corp	174,524
6,172	*	Bally Technologies, Inc	401,859
11,303		Brinker International, Inc	555,429
17,967		Burger King Worldwide, Inc	469,478
5,216	*	Chipotle Mexican Grill, Inc (Class A)	2,600,176
1,161		Choice Hotels International, Inc	51,293
14,094		Darden Restaurants, Inc	700,613
9,214		Domino’s Pizza, Inc	685,337
17,453		Dunkin Brands Group, Inc	794,286
44,846		H&R Block, Inc	1,274,523
13,112	*	Hilton Worldwide Holdings, Inc	286,235
41,418		International Game Technology	519,796
65,068		Las Vegas Sands Corp	5,148,831
168

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,171		Marriott International, Inc (Class A)	$1,979,526
167,610		McDonald’s Corp	16,992,302
4,679	*	Norwegian Cruise Line Holdings Ltd	153,331
4,443	*	Panera Bread Co (Class A)	679,646
5,064		SeaWorld Entertainment, Inc	152,224
27,845		Service Corp International	522,651
11,904		Six Flags Entertainment Corp	477,826
125,210		Starbucks Corp	8,842,330
14,286		Starwood Hotels & Resorts Worldwide, Inc	1,095,022
2,828	e	Weight Watchers International, Inc	55,994
21,139		Wyndham Worldwide Corp	1,508,056
13,421		Wynn Resorts Ltd	2,736,408
75,080		Yum! Brands, Inc	5,780,409
		TOTAL CONSUMER SERVICES	54,638,105

DIVERSIFIED FINANCIALS - 3.2%
8,642	*	Affiliated Managers Group, Inc	1,712,844
158,782		American Express Co	13,882,310
10,256		Ameriprise Financial, Inc	1,144,877
1,147		Artisan Partners Asset Management, Inc	66,606
7,646		BlackRock, Inc	2,301,446
15,015		CBOE Holdings, Inc	801,200
25,096		Charles Schwab Corp	666,299
20,090		Eaton Vance Corp	724,646
12,712	e	Federated Investors, Inc (Class B)	362,800
68,466		Franklin Resources, Inc	3,584,195
12,077		IntercontinentalExchange Group, Inc	2,469,022
161,600	e	iShares Russell 1000 Growth Index Fund	13,994,560
21,138		Lazard Ltd (Class A)	994,543
7,638		Leucadia National Corp	194,922
7,195		LPL Financial Holdings, Inc	340,683
22,043		McGraw-Hill Financial, Inc	1,629,639
32,381		Moody’s Corp	2,541,909
7,703	*	MSCI, Inc (Class A)	312,280
11,124	*	Santander Consumer USA Holdings, Inc	252,960
23,249		SEI Investments Co	752,803
43,651		T Rowe Price Group, Inc	3,585,057
14,238		Waddell & Reed Financial, Inc (Class A)	960,353
		TOTAL DIVERSIFIED FINANCIALS	53,275,954

ENERGY - 5.0%
4,502		Anadarko Petroleum Corp	445,788
2,763	*	Antero Resources Corp	181,446
1,943	*	Atwood Oceanics, Inc	96,295
4,633		Baker Hughes, Inc	323,847
70,167		Cabot Oil & Gas Corp	2,756,160
23,038	*	Cameron International Corp	1,496,548
40,237	*	Cheniere Energy, Inc	2,271,379
42,504	*	Cobalt International Energy, Inc	765,072
17,315	*	Concho Resources, Inc	2,258,742
7,088	*,e	Continental Resources, Inc	981,830
169

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,613	e	CVR Energy, Inc	$128,429
12,663	*	Dresser-Rand Group, Inc	765,352
6,682	*	Dril-Quip, Inc	755,868
85,365		EOG Resources, Inc	8,365,770
4,487	*	EP Energy Corp	87,182
22,761		Equitable Resources, Inc	2,480,721
39,679	*	FMC Technologies, Inc	2,249,799
3,058		Frank’s International NV	83,881
11,751	*	Gulfport Energy Corp	865,696
141,278		Halliburton Co	8,910,404
101,621		Kinder Morgan, Inc	3,318,942
18,043	*	Kosmos Energy LLC	197,030
6,900	*	Laredo Petroleum Holdings, Inc	201,687
7,255		Noble Energy, Inc	520,764
17,101	*	Oasis Petroleum, Inc	795,367
17,713		Oceaneering International, Inc	1,298,009
32,251		Oneok, Inc	2,038,908
16,730		Pioneer Natural Resources Co	3,233,407
3,461		Questar Market Resources, Inc	106,218
27,152		Range Resources Corp	2,455,898
3,761	*	Rice Energy, Inc	111,702
8,547		RPC, Inc	190,000
222,398		Schlumberger Ltd	22,584,517
59,936	e	Seadrill Ltd	2,110,946
57,843	*	Southwestern Energy Co	2,769,523
11,203		St. Mary Land & Exploration Co	830,478
1,811	*	Whiting Petroleum Corp	133,507
63,213		Williams Cos, Inc	2,665,692
2,302		World Fuel Services Corp	104,833
		TOTAL ENERGY	81,937,637

FOOD & STAPLES RETAILING - 2.5%
72,917		Costco Wholesale Corp	8,435,039
22,939		CVS Corp	1,668,124
6,563	*,e	Fresh Market, Inc	243,487
86,789		Kroger Co	3,995,766
3,287		Safeway, Inc	111,955
2,142	*	Sprouts Farmers Market, Inc	68,480
33,623		Sysco Corp	1,224,886
119,518		Walgreen Co	8,115,272
179,458		Wal-Mart Stores, Inc	14,304,597
62,017		Whole Foods Market, Inc	3,082,245
		TOTAL FOOD & STAPLES RETAILING	41,249,851

FOOD, BEVERAGE & TOBACCO - 7.9%
335,950		Altria Group, Inc	13,474,954
8,884		Archer Daniels Midland Co	388,497
25,202		Brown-Forman Corp (Class B)	2,261,124
18,537	e	Campbell Soup Co	843,248
640,602		Coca-Cola Co	26,130,156
43,173		Coca-Cola Enterprises, Inc	1,961,781
170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

64,166		ConAgra Foods, Inc	$1,957,705
23,850	*	Constellation Brands, Inc (Class A)	1,904,184
33,410		Dr Pepper Snapple Group, Inc	1,851,582
27,668		Flowers Foods, Inc	567,747
107,406		General Mills, Inc	5,694,666
25,499		Hershey Co	2,454,024
19,540		Hillshire Brands Co	696,601
23,086		Hormel Foods Corp	1,100,971
1,312		Ingredion, Inc	92,431
2,109		J.M. Smucker Co	203,898
39,835		Kellogg Co	2,662,173
24,847		Keurig Green Mountain, Inc	2,327,667
99,524		Kraft Foods Group, Inc	5,658,935
62,704		Lorillard, Inc	3,725,872
22,195		McCormick & Co, Inc	1,580,284
33,495		Mead Johnson Nutrition Co	2,956,269
22,791	*	Monster Beverage Corp	1,526,085
259,008		PepsiCo, Inc	22,246,197
273,855		Philip Morris International, Inc	23,395,433
3,296		Pinnacle Foods, Inc	100,198
40,652		Reynolds American, Inc	2,293,992
22,983	*	WhiteWave Foods Co (Class A)	636,399
		TOTAL FOOD, BEVERAGE & TOBACCO	130,693,073

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
16,773		Aetna, Inc	1,198,431
39,218		AmerisourceBergen Corp	2,556,229
13,098		Bard (C.R.), Inc	1,798,748
90,242		Baxter International, Inc	6,568,715
32,000		Becton Dickinson & Co	3,616,960
16,382	*	Brookdale Senior Living, Inc	521,603
33,740	*	Catamaran Corp	1,273,685
49,943	*	Cerner Corp	2,562,076
3,338		Cigna Corp	267,173
4,348	*	Community Health Systems, Inc	164,746
6,316		Cooper Cos, Inc	833,144
30,153	*	DaVita, Inc	2,089,603
7,436		Dentsply International, Inc	331,869
18,665	*	Edwards Lifesciences Corp	1,520,638
5,349	*	Envision Healthcare Holdings, Inc	180,743
113,600	*	Express Scripts Holding Co	7,563,488
4,201	*	HCA Holdings, Inc	218,452
14,755	*	Henry Schein, Inc	1,685,464
14,371	*	Hologic, Inc	301,575
9,415	*	Idexx Laboratories, Inc	1,190,433
6,323	*	Intuitive Surgical, Inc	2,287,029
14,619	*	Laboratory Corp of America Holdings	1,442,895
37,900		McKesson Corp	6,412,301
12,236		Patterson Cos, Inc	498,005
10,242	*	Pediatrix Medical Group, Inc	606,838
3,521	*	Premier, Inc	105,630
171

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

2,295		Quest Diagnostics, Inc	$128,359
22,706	e	Resmed, Inc	1,131,894
9,353	*	Sirona Dental Systems, Inc	703,533
29,759		St. Jude Medical, Inc	1,888,804
31,747		Stryker Corp	2,468,329
16,361	*	Tenet Healthcare Corp	737,554
10,393		Universal Health Services, Inc (Class B)	850,043
18,682	*	Varian Medical Systems, Inc	1,486,153
1,843	*,e	Veeva Systems, Inc	35,404
1,326		Zimmer Holdings, Inc	128,357
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	57,354,903

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
72,424		Avon Products, Inc	1,106,639
22,629		Church & Dwight Co, Inc	1,561,627
17,849	e	Clorox Co	1,618,904
157,000	*	Colgate-Palmolive Co	10,566,100
7,151		Coty, Inc	114,774
38,446		Estee Lauder Cos (Class A)	2,790,026
14,209	e	Herbalife Ltd	852,256
54,016		Kimberly-Clark Corp	6,063,296
9,804		Nu Skin Enterprises, Inc (Class A)	852,948
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,526,570

INSURANCE - 1.0%
1,917		Allied World Assurance Co Holdings Ltd	206,442
2,532		American Financial Group, Inc	147,945
39,543		Aon plc	3,356,410
1,166	*	Arch Capital Group Ltd	66,835
24,450		Arthur J. Gallagher & Co	1,100,739
4,747		Axis Capital Holdings Ltd	217,175
10,243		Brown & Brown, Inc	305,037
6,164		Chubb Corp	567,581
1,933		Endurance Specialty Holdings Ltd	98,235
4,460		Erie Indemnity Co (Class A)	319,559
2,715		Fidelity National Title Group, Inc (Class A)	87,369
1,980		Hanover Insurance Group, Inc	115,731
4,488		Loews Corp	197,337
61,595		Marsh & McLennan Cos, Inc	3,037,249
80,158		Progressive Corp	1,943,831
29,468		Prudential Financial, Inc	2,377,478
16,401		Travelers Cos, Inc	1,485,603
1,900		Validus Holdings Ltd	70,433
		TOTAL INSURANCE	15,700,989

MATERIALS - 4.5%
10,964		Airgas, Inc	1,165,035
4,671		Albemarle Corp	313,144
7,381		Aptargroup, Inc	497,627
4,763		Avery Dennison Corp	231,768
24,422		Ball Corp	1,372,272
172

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,842		Bemis Co, Inc	$275,322
26,261		Celanese Corp (Series A)	1,613,213
5,495		Compass Minerals International, Inc	503,342
20,305	*	Crown Holdings, Inc	957,787
26,316		Dow Chemical Co	1,313,168
154,170		Du Pont (E.I.) de Nemours & Co	10,378,724
8,523		Eagle Materials, Inc	710,222
25,577		Eastman Chemical Co	2,229,547
44,072		Ecolab, Inc	4,611,694
22,515		FMC Corp	1,733,655
784		Greif, Inc (Class A)	42,485
13,526		International Flavors & Fragrances, Inc	1,332,582
64,130		International Paper Co	2,991,665
64,521		LyondellBasell Industries AF S.C.A	5,968,192
8,056	e	Martin Marietta Materials, Inc	1,001,602
89,380		Monsanto Co	9,894,366
1,565		NewMarket Corp	582,681
16,058	*	Owens-Illinois, Inc	510,323
16,283		Packaging Corp of America	1,084,936
21,693		PPG Industries, Inc	4,200,199
49,482		Praxair, Inc	6,459,875
8,725		Rock-Tenn Co (Class A)	834,197
8,846		Rockwood Holdings, Inc	628,508
2,976		Royal Gold, Inc	197,011
20,007		RPM International, Inc	853,499
6,724		Scotts Miracle-Gro Co (Class A)	411,576
32,034		Sealed Air Corp	1,099,087
14,994		Sherwin-Williams Co	2,996,401
19,207		Sigma-Aldrich Corp	1,847,905
6,907		Silgan Holdings, Inc	343,623
26,540		Southern Copper Corp (NY)	799,916
1,737	*	Tahoe Resources, Inc	38,735
14,666		Valspar Corp	1,071,205
5,744		Westlake Chemical Corp	408,973
10,835	*	WR Grace & Co	997,903
		TOTAL MATERIALS	74,503,965

MEDIA - 4.9%
9,832	*	AMC Networks, Inc	645,668
33,959	e	Cablevision Systems Corp (Class A)	567,115
88,810		CBS Corp (Class B)	5,129,666
10,893	*	Charter Communications, Inc	1,476,328
18,979		Cinemark Holdings, Inc	562,158
6,665		Clear Channel Outdoor Holdings, Inc (Class A)	53,453
405,723		Comcast Corp (Class A)	21,000,223
82,465	*	DIRECTV	6,399,284
40,710	*	Discovery Communications, Inc (Class A)	3,089,889
34,159	*	DISH Network Corp (Class A)	1,942,281
31,542		Interpublic Group of Cos, Inc	549,462
12,895	*	Lamar Advertising Co (Class A)	643,718
53,525	*	Liberty Global plc	2,056,966
173

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

57,700	*	Liberty Global plc (Class A)	$2,297,614
13,855	e	Lions Gate Entertainment Corp	367,573
10,175	*	Madison Square Garden, Inc	555,555
3,727		Morningstar, Inc	273,301
59,821	*	News Corp	1,018,153
42,887		Omnicom Group, Inc	2,902,592
5,149	e	Regal Entertainment Group (Class A)	96,801
18,137		Scripps Networks Interactive (Class A)	1,361,545
247,072	*	Sirius XM Holdings, Inc	788,160
17,372	*	Starz-Liberty Capital	560,594
48,561		Time Warner Cable, Inc	6,869,439
243,883		Twenty-First Century Fox, Inc	7,809,134
74,485		Viacom, Inc (Class B)	6,329,735
66,742		Walt Disney Co	5,295,310
		TOTAL MEDIA	80,641,717

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
264,861		AbbVie, Inc	13,793,961
29,086	*	Actavis plc	5,943,142
6,660		Agilent Technologies, Inc	359,906
32,722	*	Alexion Pharmaceuticals, Inc	5,176,620
22,529	*	Alkermes plc	1,042,192
49,523		Allergan, Inc	8,212,894
125,467		Amgen, Inc	14,020,937
31,779	*,e	Ariad Pharmaceuticals, Inc	231,033
39,721	*	Biogen Idec, Inc	11,404,693
22,834	*	BioMarin Pharmaceuticals, Inc	1,329,624
236,684		Bristol-Myers Squibb Co	11,855,502
17,587	*	Bruker BioSciences Corp	363,348
69,808	*	Celgene Corp	10,262,474
4,423	*	Charles River Laboratories International, Inc	237,604
9,336	*	Covance, Inc	824,182
10,677	*	Cubist Pharmaceuticals, Inc	748,031
36,505		Eli Lilly & Co	2,157,446
22,564	*	Endo International plc	1,420,291
255,349	*	Gilead Sciences, Inc	20,042,343
20,725	*,e	Illumina, Inc	2,815,491
17,133	*	Incyte Corp	831,979
8,674	*	Jazz Pharmaceuticals plc	1,170,123
60,639		Johnson & Johnson	6,142,124
12,348	*	Medivation, Inc	743,473
5,229	*	Mettler-Toledo International, Inc	1,218,985
63,441	*	Mylan Laboratories, Inc	3,221,534
12,690	*,e	Myriad Genetics, Inc	535,645
21,020		Perrigo Co plc	3,044,957
9,716	*	Pharmacyclics, Inc	918,939
1,910	*	Quintiles Transnational Holdings, Inc	90,018
13,309	*	Regeneron Pharmaceuticals, Inc	3,951,309
10,100	*	Salix Pharmaceuticals Ltd	1,111,000
16,505	*,e	Seattle Genetics, Inc	635,112
3,126		Techne Corp	279,183
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,211	*,e	Theravance, Inc	$355,640
7,709	*	United Therapeutics Corp	770,977
38,762	*	Vertex Pharmaceuticals, Inc	2,624,187
14,470	*	Waters Corp	1,425,874
82,903		Zoetis Inc	2,508,645
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	143,821,418

REAL ESTATE - 2.1%
1,285		American Homes 4 Rent	20,624
66,040		American Tower Corp	5,515,661
12,224		Apartment Investment & Management Co (Class A)	376,866
2,755		Boston Properties, Inc	322,721
1,100		Brixmor Property Group, Inc	24,156
9,808		CBL & Associates Properties, Inc	178,211
46,795	*	CBRE Group, Inc	1,246,619
55,580		Crown Castle International Corp	4,042,333
17,514		Digital Realty Trust, Inc	935,248
8,950		Equity Lifestyle Properties, Inc	374,737
1,240		Extra Space Storage, Inc	64,889
7,294		Federal Realty Investment Trust	857,337
20,731		Omega Healthcare Investors, Inc	721,024
29,266		Plum Creek Timber Co, Inc	1,275,998
22,428		Public Storage, Inc	3,936,338
20,413		Rayonier, Inc	920,626
17,817	*	Realogy Holdings Corp	749,205
7,181		Regency Centers Corp	376,500
2,653		Senior Housing Properties Trust	62,266
38,722		Simon Property Group, Inc	6,706,650
11,413		Spirit Realty Capital, Inc	122,918
692	*,e	St. Joe Co	12,352
15,293		Tanger Factory Outlet Centers, Inc	545,654
2,000		Taubman Centers, Inc	145,680
21,861		Ventas, Inc	1,444,575
6,495		Vornado Realty Trust	666,387
96,601		Weyerhaeuser Co	2,883,540
		TOTAL REAL ESTATE	34,529,115

RETAILING - 7.2%
1,622		Aaron’s, Inc	47,800
1,719	e	Abercrombie & Fitch Co (Class A)	63,191
12,510		Advance Auto Parts, Inc	1,517,338
61,548	*	Amazon.com, Inc	18,718,593
20,171		American Eagle Outfitters, Inc	233,177
2,547	*	Ascena Retail Group, Inc	43,808
8,404	*	Autonation, Inc	445,328
5,514	*	AutoZone, Inc	2,943,870
36,187	*	Bed Bath & Beyond, Inc	2,248,298
12,066		Best Buy Co, Inc	312,871
2,815	*	Big Lots, Inc	111,193
7,784	*,e	Cabela’s, Inc	510,708
36,825	*	Carmax, Inc	1,612,199
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

25,106		Chico’s FAS, Inc	$398,683
15,785		Dick’s Sporting Goods, Inc	831,238
3,013		Dillard’s, Inc (Class A)	295,063
52,570	*	Dollar General Corp	2,967,051
35,170	*	Dollar Tree, Inc	1,831,302
10,269		DSW, Inc (Class A)	342,882
17,607		Expedia, Inc	1,249,921
16,655		Family Dollar Stores, Inc	978,481
3,627		Foot Locker, Inc	168,764
45,736		Gap, Inc	1,797,425
23,961		Genuine Parts Co	2,087,482
15,947		GNC Holdings, Inc	717,615
68,205	*	Groupon, Inc	476,753
230,257		Home Depot, Inc	18,307,734
9,792	*	HomeAway, Inc	319,415
39,762		L Brands, Inc	2,155,100
6,839	*	Liberty Interactive Corp	198,741
12,202	*	Liberty Ventures	708,204
49,744	*	LKQ Corp	1,448,545
172,058		Lowe’s Companies, Inc	7,899,183
49,197		Macy’s, Inc	2,825,384
8,380	*	NetFlix, Inc	2,698,695
23,394		Nordstrom, Inc	1,433,584
18,279	*	O’Reilly Automotive, Inc	2,719,733
16,915	e	Petsmart, Inc	1,144,807
8,633	*	Priceline.com, Inc	9,994,856
37,161		Ross Stores, Inc	2,529,921
28,395	*	Sally Beauty Holdings, Inc	778,307
1,309		Signet Jewelers Ltd	132,628
83,901		Target Corp	5,180,887
18,605		Tiffany & Co	1,627,752
120,646		TJX Companies, Inc	7,019,184
22,734		Tractor Supply Co	1,528,634
18,672	*	TripAdvisor, Inc	1,507,577
10,629	*	Ulta Salon Cosmetics & Fragrance, Inc	932,270
17,304	*	Urban Outfitters, Inc	616,974
16,895		Williams-Sonoma, Inc	1,061,344
1,341	*,e	zulily, Inc	57,019
		TOTAL RETAILING	117,777,512

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
105,714	*,e	Advanced Micro Devices, Inc	432,370
17,830		Altera Corp	579,832
22,003		Analog Devices, Inc	1,128,534
132,672		Applied Materials, Inc	2,528,728
75,811	*	Atmel Corp	589,051
37,170		Avago Technologies Ltd	2,360,295
42,597		Broadcom Corp (Class A)	1,312,414
19,499	*,e	Cree, Inc	919,768
5,025	*,e	Freescale Semiconductor Holdings Ltd	110,399
55,312		Intel Corp	1,476,277
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,000	*	Lam Research Corp	$403,270
38,257		Linear Technology Corp	1,702,436
12,593		LSI Logic Corp	140,286
47,887		Maxim Integrated Products, Inc	1,553,454
32,709	e	Microchip Technology, Inc	1,554,986
71,066	*	ON Semiconductor Corp	668,731
7,010	*	Silicon Laboratories, Inc	315,100
25,784	*	Skyworks Solutions, Inc	1,058,433
185,728		Texas Instruments, Inc	8,441,338
43,093		Xilinx, Inc	2,033,559
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,309,261

SOFTWARE & SERVICES - 17.9%
107,289		Accenture plc	8,606,724
33,384	*	Adobe Systems, Inc	2,059,459
30,394	*	Akamai Technologies, Inc	1,613,010
8,646	*	Alliance Data Systems Corp	2,091,467
15,448	*	Ansys, Inc	1,178,837
29,197	*	Autodesk, Inc	1,402,040
81,483		Automatic Data Processing, Inc	6,352,415
5,835		Booz Allen Hamilton Holding Co	135,605
18,908		Broadridge Financial Solutions, Inc	724,933
46,329	*	Cadence Design Systems, Inc	720,879
31,350	*	Citrix Systems, Inc	1,859,368
101,124	*	Cognizant Technology Solutions Corp (Class A)	4,844,345
7,524	*,e	Concur Technologies, Inc	605,456
4,287		DST Systems, Inc	395,219
217,105	*	eBay, Inc	11,252,552
39,367	*	Electronic Arts, Inc	1,114,086
8,183	*,e	Equinix, Inc	1,536,849
285,308	*	Facebook, Inc	17,055,712
7,752	e	Factset Research Systems, Inc	825,588
4,495		Fidelity National Information Services, Inc	240,168
2,186	*,e	FireEye, Inc	85,822
43,370	*	Fiserv, Inc	2,636,029
11,226	*	FleetCor Technologies, Inc	1,281,223
21,655	*	Fortinet, Inc	475,977
16,030	*	Gartner, Inc	1,105,108
27,503	*	Genpact Ltd	463,701
12,251		Global Payments, Inc	818,734
45,134	*	Google, Inc	23,770,272
45,143	*	Google, Inc (Class A)	24,146,088
12,584		IAC/InterActiveCorp	834,068
17,879	*	Informatica Corp	633,811
163,584		International Business Machines Corp	32,139,349
50,131		Intuit, Inc	3,797,423
15,111		Jack Henry & Associates, Inc	833,523
16,121	*	LinkedIn Corp	2,474,090
195,565		Mastercard, Inc (Class A)	14,383,806
1,625	*	Micros Systems, Inc	83,688
1,398,117		Microsoft Corp	56,483,927
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,596	*	NetSuite, Inc	$432,627
10,660	*,e	NeuStar, Inc (Class A)	274,175
562,526		Oracle Corp	22,996,063
25,531	*	Pandora Media, Inc	597,936
49,328		Paychex, Inc	2,062,404
19,967	*	Rackspace Hosting, Inc	579,442
32,037	*	Red Hat, Inc	1,558,600
1,666	*	Rovi Corp	37,135
98,230	*	Salesforce.com, Inc	5,073,580
13,338	*	ServiceNow, Inc	663,165
10,831	*	SolarWinds, Inc	436,706
11,287		Solera Holdings, Inc	731,172
18,882	*	Splunk, Inc	1,030,391
84,492		Symantec Corp	1,713,498
1,597	*	Tableau Software, Inc	88,266
27,153	*	Teradata Corp	1,234,375
26,169	*	TIBCO Software, Inc	513,697
19,888		Total System Services, Inc	631,842
10,236	*,e	Twitter, Inc	398,897
13,907	*	Vantiv, Inc	427,640
21,527	*	VeriSign, Inc	1,015,644
87,399		Visa, Inc (Class A)	17,707,911
14,578	*	VMware, Inc (Class A)	1,348,611
95,427		Western Union Co	1,514,426
6,632	*	Workday, Inc	484,600
		TOTAL SOFTWARE & SERVICES	294,614,154

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
17,000	*,e	3D Systems Corp	804,780
26,297		Amphenol Corp (Class A)	2,507,419
109,287	d	Apple, Inc	64,489,166
1,458		CDW Corp	41,101
3,839	*	CommScope Holding Co, Inc	102,424
3,655	*,e	Dolby Laboratories, Inc (Class A)	145,652
174,112		EMC Corp	4,492,089
12,447	*	F5 Networks, Inc	1,309,051
16,206		Flir Systems, Inc	551,652
3,709		Harris Corp	272,686
5,149	*,e	IPG Photonics Corp	332,780
30,024	*	JDS Uniphase Corp	380,404
15,674	*	Juniper Networks, Inc	386,991
9,889	*	Knowles Corp	276,200
35,061		Motorola, Inc	2,229,178
15,903		National Instruments Corp	434,311
27,290	*	NCR Corp	832,618
56,242		NetApp, Inc	2,002,778
940	*,e	Nimble Storage, Inc	23,171
5,903	*	Palo Alto Networks, Inc	375,313
289,194		Qualcomm, Inc	22,762,460
24,515	*	Riverbed Technology, Inc	476,817
16,884		SanDisk Corp	1,434,633
178

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,133	*	Stratasys Ltd	$303,494
42,042	*	Trimble Navigation Ltd	1,615,674
723	*	Zebra Technologies Corp (Class A)	50,205
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	108,633,047

TELECOMMUNICATION SERVICES - 2.2%
136	*	Intelsat S.A.	2,472
9,499	*	Level 3 Communications, Inc	408,742
21,564	*	SBA Communications Corp (Class A)	1,935,585
24,711	*	Sprint Corp	210,044
24,686	*	tw telecom inc (Class A)	757,613
691,236		Verizon Communications, Inc	32,301,458
89,040	e	Windstream Holdings, Inc	807,593
		TOTAL TELECOMMUNICATION SERVICES	36,423,507

TRANSPORTATION - 3.0%
10,499		Alaska Air Group, Inc	987,746
785		Amerco, Inc	196,336
19,298	*	American Airlines Group, Inc	676,781
18,195	*	Avis Budget Group, Inc	956,875
26,044		CH Robinson Worldwide, Inc	1,533,992
3,438		Con-Way, Inc	146,046
5,448		Copa Holdings S.A. (Class A)	737,005
85,055		CSX Corp	2,400,252
65,521		Delta Air Lines, Inc	2,413,138
34,578		Expeditors International of Washington, Inc	1,425,997
3,347	*	Genesee & Wyoming, Inc (Class A)	331,387
56,716	*	Hertz Global Holdings, Inc	1,614,705
15,833		J.B. Hunt Transport Services, Inc	1,204,891
18,351		Kansas City Southern Industries, Inc	1,851,249
5,433	*	Kirby Corp	546,668
8,510		Landstar System, Inc	536,045
9,647		Norfolk Southern Corp	911,931
10,895	*	Old Dominion Freight Line	660,564
13,783		Southwest Airlines Co	333,135
59,302	*	UAL Corp	2,423,673
78,182		Union Pacific Corp	14,888,198
120,731		United Parcel Service, Inc (Class B)	11,892,004
		TOTAL TRANSPORTATION	48,668,618

UTILITIES - 0.1%
24,839		Aqua America, Inc	623,210
6,994	*	Calpine Corp	160,372
25,710		ITC Holdings Corp	950,499
8,627	*	ONE Gas, Inc	315,576
5,584		Questar Corp	135,580
		TOTAL UTILITIES	2,185,237

		TOTAL COMMON STOCKS	1,640,521,961
		(Cost $1,230,407,316)
179

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
29,470,610	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$29,470,610
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,470,610

		TOTAL SHORT-TERM INVESTMENTS	29,470,610
		(Cost $29,470,610)

		TOTAL INVESTMENTS - 101.5%	1,669,992,571
		(Cost $1,259,877,926)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(23,960,502)
		NET ASSETS - 100.0%	$1,646,032,069

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,983,250.
180

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.4%
5,726		Allison Transmission Holdings, Inc	$170,864
513,332		Ford Motor Co	8,290,312
254,330		General Motors Co	8,769,298
12,237		Gentex Corp	350,835
140,500		Johnson Controls, Inc	6,342,170
14,451		Lear Corp	1,200,300
22,106	*	TRW Automotive Holdings Corp	1,776,217
		TOTAL AUTOMOBILES & COMPONENTS	26,899,996

BANKS - 11.3%
33,269		Associated Banc-Corp	583,871
2,209,716		Bank of America Corp	33,455,100
9,608		Bank of Hawaii Corp	530,073
12,630		BankUnited	416,664
143,648		BB&T Corp	5,362,380
5,927		BOK Financial Corp	387,744
41,071		CIT Group, Inc	1,768,107
623,381		Citigroup, Inc	29,866,184
9,697		City National Corp	703,711
38,234		Comerica, Inc	1,844,408
16,631		Commerce Bancshares, Inc	723,116
10,870		Cullen/Frost Bankers, Inc	830,577
28,838		East West Bancorp, Inc	995,199
180,278		Fifth Third Bancorp	3,715,530
1,677		First Citizens Bancshares, Inc (Class A)	377,141
46,940		First Horizon National Corp	539,341
69,693		First Niagara Financial Group, Inc	621,662
23,703		First Republic Bank	1,203,164
42,044		Fulton Financial Corp	512,516
110,680		Hudson City Bancorp, Inc	1,102,373
169,321		Huntington Bancshares, Inc	1,550,980
775,256		JPMorgan Chase & Co	43,398,831
188,694		Keycorp	2,573,786
26,553	e	M&T Bank Corp	3,239,732
92,256	e	New York Community Bancorp, Inc	1,421,665
63,209	e	People’s United Financial, Inc	902,625
108,591		PNC Financial Services Group, Inc	9,125,987
21,680	*	Popular, Inc	669,912
289,073		Regions Financial Corp	2,931,200
8,713	*	Signature Bank	1,035,279
111,325		SunTrust Banks, Inc	4,259,294
9,477	*	SVB Financial Group	1,011,101
204,917		Synovus Financial Corp	657,784
33,625		TCF Financial Corp	527,912
181

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,290	*	TFS Financial Corp	$204,733
379,383		US Bancorp	15,471,239
42,421	e	Valley National Bancorp	425,058
22,073		Washington Federal, Inc	476,335
990,276		Wells Fargo & Co	49,157,301
37,334		Zions Bancorporation	1,079,699
		TOTAL BANKS	225,659,314

CAPITAL GOODS - 8.1%
21,976		3M Co	3,056,642
9,441	*	A.O. Smith Corp	441,461
19,576	*	Aecom Technology Corp	634,654
19,756		AGCO Corp	1,100,409
14,636		Air Lease Corp	524,993
5,479		Allegion plc	270,389
6,606		Alliant Techsystems, Inc	952,717
6,633		Babcock & Wilcox Co	230,762
1,362	*	BE Aerospace, Inc	119,543
12,317		Carlisle Cos, Inc	1,013,073
110,485		Caterpillar, Inc	11,645,119
724		Crane Co	52,657
6,948		Cummins, Inc	1,048,106
97,918		Danaher Corp	7,185,223
1,919		Donaldson Co, Inc	80,771
9,114		Dover Corp	787,450
97,038		Eaton Corp	7,048,840
37,243		Emerson Electric Co	2,539,228
39,008		Exelis, Inc	723,208
13,211		Fluor Corp	1,000,073
3,771		Fortune Brands Home & Security, Inc	150,274
9,257		GATX Corp	607,537
61,263		General Dynamics Corp	6,705,235
2,120,879		General Electric Co	57,030,436
15,988		Harsco Corp	382,593
6,301	*	HD Supply Holdings, Inc	162,440
3,201		Hubbell, Inc (Class B)	376,822
915		IDEX Corp	68,232
46,126		Illinois Tool Works, Inc	3,931,319
16,857		Ingersoll-Rand plc	1,008,049
26,828	*	Jacobs Engineering Group, Inc	1,547,976
21,262	e	Joy Global, Inc	1,283,800
29,874		KBR, Inc	757,903
16,270		Kennametal, Inc	760,297
18,310		L-3 Communications Holdings, Inc	2,112,425
11,006	*	MRC Global, Inc	321,265
10,763	*,e	Navistar International Corp	408,241
45,533		Northrop Grumman Corp	5,532,715
17,910		Oshkosh Truck Corp	994,184
24,325		Owens Corning, Inc	993,676
63,414		Paccar, Inc	4,057,228
30,613		Parker Hannifin Corp	3,884,177
41,456		Pentair Ltd	3,079,766
182

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

33,707	*	Quanta Services, Inc	$1,189,183
66,741		Raytheon Co	6,372,431
9,133		Regal-Beloit Corp	682,509
3,276		Rockwell Collins, Inc	254,381
10,565		Snap-On, Inc	1,225,540
21,949	*	Spirit Aerosystems Holdings, Inc (Class A)	659,128
9,582		SPX Corp	975,831
30,314		Stanley Works	2,603,669
22,767		Terex Corp	985,583
56,469		Textron, Inc	2,309,582
17,772		Timken Co	1,121,058
16,037		Trinity Industries, Inc	1,203,737
8,063		Triumph Group, Inc	522,563
11,974		United Technologies Corp	1,416,883
15,627		URS Corp	736,344
9,181	*,e	WESCO International, Inc	805,908
34,971		Xylem, Inc	1,314,560
		TOTAL CAPITAL GOODS	160,990,798

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
39,283	e	ADT Corp	1,187,918
15,226		Cintas Corp	897,268
9,418		Corrections Corp of America	308,911
20,643		Covanta Holding Corp	380,863
492		Dun & Bradstreet Corp	54,494
3,379		Iron Mountain, Inc	96,099
9,251		KAR Auction Services, Inc	275,495
15,589		Manpower, Inc	1,268,009
38,397		Nielsen Holdings NV	1,802,739
23,510	e	Pitney Bowes, Inc	630,068
18,459		R.R. Donnelley & Sons Co	324,878
55,293		Republic Services, Inc	1,940,231
13,500		Towers Watson & Co	1,514,970
2,275		Waste Connections, Inc	101,602
88,794		Waste Management, Inc	3,946,893
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,730,438

CONSUMER DURABLES & APPAREL - 0.7%
4,419	*,e	Deckers Outdoor Corp	348,880
59,196		DR Horton, Inc	1,318,887
25,413	e	Garmin Ltd	1,451,082
14,061		Harman International Industries, Inc	1,541,226
3,344		Hasbro, Inc	184,790
29,195		Leggett & Platt, Inc	959,348
34,052	e	Lennar Corp (Class A)	1,314,067
12,469	*	Mohawk Industries, Inc	1,651,020
25,104		Newell Rubbermaid, Inc	755,881
139	*	NVR, Inc	149,703
1,725		Phillips-Van Heusen Corp	216,608
1,607	*	Taylor Morrison Home Corp	34,085
35,793	*	Toll Brothers, Inc	1,225,552

183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,941		Whirlpool Corp	$2,291,651
		TOTAL CONSUMER DURABLES & APPAREL	13,442,780

CONSUMER SERVICES - 0.7%
20,274	*	Apollo Group, Inc (Class A)	585,108
1,060		ARAMARK Holdings Corp	29,881
85,813		Carnival Corp	3,373,309
5,928	e	Choice Hotels International, Inc	261,899
9,415		Darden Restaurants, Inc	468,020
13,254		DeVry, Inc	596,828
892		Graham Holdings Co	598,737
11,730	*	Hilton Worldwide Holdings, Inc	256,066
8,818	*	Hyatt Hotels Corp	496,277
5,022		Marriott International, Inc (Class A)	290,925
77,299	*	MGM Mirage	1,950,254
483	*	Norwegian Cruise Line Holdings Ltd	15,828
14,559	*	Penn National Gaming, Inc	162,478
33,708		Royal Caribbean Cruises Ltd	1,790,906
9,734		Service Corp International	182,707
22,584		Starwood Hotels & Resorts Worldwide, Inc	1,731,064
4,723	e	Weight Watchers International, Inc	93,515
54,685	e	Wendy’s	454,432
		TOTAL CONSUMER SERVICES	13,338,234

DIVERSIFIED FINANCIALS - 5.4%
57,474	*	American Capital Ltd	861,535
26,678		Ameriprise Financial, Inc	2,978,065
59,662		Ares Capital Corp	1,024,397
1,663		Artisan Partners Asset Management, Inc	96,570
238,062		Bank of New York Mellon Corp	8,063,160
17,328		BlackRock, Inc	5,215,728
119,819		Capital One Financial Corp	8,854,624
194,718		Charles Schwab Corp	5,169,763
65,199		CME Group, Inc	4,589,358
100,592		Discover Financial Services	5,623,093
59,643	*	E*Trade Financial Corp	1,338,985
4,986	e	Federated Investors, Inc (Class B)	142,300
94,045		Goldman Sachs Group, Inc	15,030,272
8,927		Interactive Brokers Group, Inc (Class A)	213,355
8,490		IntercontinentalExchange Group, Inc	1,735,696
90,900		Invesco Ltd	3,200,589
136,000	e	iShares Russell 1000 Value Index Fund	13,243,680
22,327		Legg Mason, Inc	1,046,913
52,649		Leucadia National Corp	1,343,603
2,535		LPL Financial Holdings, Inc	120,032
29,837		McGraw-Hill Financial, Inc	2,205,849
312,014		Morgan Stanley	9,650,593
13,823	*	MSCI, Inc (Class A)	560,384
22,956		NASDAQ OMX Group, Inc	847,076
49,306		Northern Trust Corp	2,970,687
24,738		Raymond James Financial, Inc	1,229,479

184

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,650	*	Santander Consumer USA Holdings, Inc	$105,741
1,330		SEI Investments Co	43,065
91,358		SLM Corp	2,352,469
88,533		State Street Corp	5,715,691
48,035		TD Ameritrade Holding Corp	1,532,317
14,837		Voya Financial, Inc	525,081
		TOTAL DIVERSIFIED FINANCIALS	107,630,150

ENERGY - 15.0%
97,201		Anadarko Petroleum Corp	9,624,843
3,970	*	Antero Resources Corp	260,710
80,281		Apache Corp	6,968,391
9,754	*	Atwood Oceanics, Inc	483,408
84,915		Baker Hughes, Inc	5,935,558
17,793	*	Cameron International Corp	1,155,833
118,737		Chesapeake Energy Corp	3,413,689
397,610		Chevron Corp	49,908,007
17,609		Cimarex Energy Co	2,097,584
6,657	*	Cobalt International Energy, Inc	119,826
250,782		ConocoPhillips	18,635,611
46,391		Consol Energy, Inc	2,064,863
75,372		Denbury Resources, Inc	1,267,757
83,188		Devon Energy Corp	5,823,160
13,610	e	Diamond Offshore Drilling, Inc	743,242
14,614		Energen Corp	1,138,577
7,150		EOG Resources, Inc	700,700
3,830	*	EP Energy Corp	74,417
2,443		Equitable Resources, Inc	266,263
913,954	d	Exxon Mobil Corp	93,598,029
3,628		Frank’s International NV	99,516
8,849	e	Golar LNG Ltd	391,126
3,693	*	Gulfport Energy Corp	272,063
19,583		Helmerich & Payne, Inc	2,127,693
59,683		Hess Corp	5,321,336
41,245		Holly Corp	2,169,075
10,876		Kinder Morgan, Inc	355,210
926	*	Laredo Petroleum Holdings, Inc	27,067
145,386		Marathon Oil Corp	5,255,704
61,744		Marathon Petroleum Corp	5,739,105
51,468	*,e	McDermott International, Inc	372,114
37,967		Murphy Oil Corp	2,408,247
61,179		Nabors Industries Ltd	1,561,288
87,640		National Oilwell Varco, Inc	6,882,369
27,762	*	Newfield Exploration Co	939,744
64,284		Noble Energy, Inc	4,614,305
165,247		Occidental Petroleum Corp	15,822,400
11,071	*	Oil States International, Inc	1,075,437
2,435		Oneok, Inc	153,941
30,225		Patterson-UTI Energy, Inc	983,219
4,921		PBF Energy, Inc	151,468
55,151		Peabody Energy Corp	1,048,420
120,528		Phillips 66	10,030,340
185

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,386		Pioneer Natural Resources Co	$1,427,492
32,856		Questar Market Resources, Inc	1,008,351
5,440	*	Rice Energy, Inc	161,568
25,267	*	Rowan Cos plc	781,256
2,333		RPC, Inc	51,863
103,517	*,e	SandRidge Energy, Inc	710,127
137,260		Spectra Energy Corp	5,450,595
32,733		Superior Energy Services	1,077,570
8,095		Teekay Corp	454,210
27,949		Tesoro Corp	1,573,249
9,678		Tidewater, Inc	492,901
31,714	*,e	Ultra Petroleum Corp	945,077
9,733	*	Unit Corp	641,891
111,861	*	Valero Energy Corp	6,395,093
22,230	*	Whiting Petroleum Corp	1,638,796
63,153		Williams Cos, Inc	2,663,162
11,801		World Fuel Services Corp	537,418
41,616	*	WPX Energy, Inc	885,588
		TOTAL ENERGY	298,977,862

FOOD & STAPLES RETAILING - 1.6%
222,257		CVS Corp	16,162,529
45,569		Safeway, Inc	1,552,080
1,080	*	Sprouts Farmers Market, Inc	34,528
80,499		Sysco Corp	2,932,578
48,123		Walgreen Co	3,267,552
111,113		Wal-Mart Stores, Inc	8,856,817
		TOTAL FOOD & STAPLES RETAILING	32,806,084

FOOD, BEVERAGE & TOBACCO - 1.7%
124,901		Archer Daniels Midland Co	5,461,921
33,036		Beam, Inc	2,757,515
30,318		Bunge Ltd	2,414,829
11,937	e	Campbell Soup Co	543,014
6,011		ConAgra Foods, Inc	183,396
1,900	*	Constellation Brands, Inc (Class A)	151,696
18,357	*	Dean Foods Co	290,775
13,846		Ingredion, Inc	975,451
19,039		J.M. Smucker Co	1,840,690
4,644		Kellogg Co	310,358
29,143		Molson Coors Brewing Co (Class B)	1,747,706
366,012		Mondelez International, Inc	13,048,328
4,096		Pinnacle Foods, Inc	124,518
15,875		Reynolds American, Inc	895,826
57,652		Tyson Foods, Inc (Class A)	2,419,654
		TOTAL FOOD, BEVERAGE & TOBACCO	33,165,677

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
319,741		Abbott Laboratories	12,386,766
53,925		Aetna, Inc	3,852,941
36,664	*	Allscripts Healthcare Solutions, Inc	558,026
186

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

275,693	*	Boston Scientific Corp	$3,476,489
70,179		Cardinal Health, Inc	4,878,142
42,999	*	CareFusion Corp	1,679,541
55,265		Cigna Corp	4,423,411
17,873	*	Community Health Systems, Inc	677,208
2,525		Cooper Cos, Inc	333,073
96,663	*	Covidien plc	6,887,239
20,767		Dentsply International, Inc	926,831
3,414	*	Envision Healthcare Holdings, Inc	115,359
20,232	*	Express Scripts Holding Co	1,347,047
50,994	*	HCA Holdings, Inc	2,651,688
16,636	*	Health Net, Inc	571,114
11,712		Hill-Rom Holdings, Inc	437,560
39,086	*	Hologic, Inc	820,220
32,206		Humana, Inc	3,534,608
16,901	*	Inverness Medical Innovations, Inc	564,493
9,960	*	LifePoint Hospitals, Inc	556,963
208,396		Medtronic, Inc	12,257,853
21,299		Omnicare, Inc	1,262,392
1,889		Patterson Cos, Inc	76,882
7,442	*	Pediatrix Medical Group, Inc	440,938
2,210	*	Premier, Inc	66,300
27,848		Quest Diagnostics, Inc	1,557,539
21,193		St. Jude Medical, Inc	1,345,120
28,649		Stryker Corp	2,227,460
8,495		Teleflex, Inc	867,254
209,215		UnitedHealth Group, Inc	15,699,494
6,270		Universal Health Services, Inc (Class B)	512,823
18,439	*	VCA Antech, Inc	564,787
828	*,e	Veeva Systems, Inc	15,906
57,936		WellPoint, Inc	5,832,996
32,512		Zimmer Holdings, Inc	3,147,162
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	96,553,625

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
4,663	e	Clorox Co	422,934
3,470		Coty, Inc	55,693
12,601		Energizer Holdings, Inc	1,407,406
13,150		Kimberly-Clark Corp	1,476,088
562,164		Procter & Gamble Co	46,406,638
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,768,759

INSURANCE - 7.7%
69,883		ACE Ltd	7,150,429
96,024		Aflac, Inc	6,022,625
3,399	*	Alleghany Corp	1,386,724
4,514		Allied World Assurance Co Holdings Ltd	486,113
96,124		Allstate Corp	5,474,262
13,865		American Financial Group, Inc	810,132
302,815		American International Group, Inc	16,088,561
1,400		American National Insurance Co	157,374
187

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,434		Aon plc	$1,225,158
25,561	*	Arch Capital Group Ltd	1,465,157
13,577		Aspen Insurance Holdings Ltd	621,555
14,783		Assurant, Inc	996,522
34,417		Assured Guaranty Ltd	822,910
17,367		Axis Capital Holdings Ltd	794,540
369,130	*	Berkshire Hathaway, Inc (Class B)	47,562,401
12,441		Brown & Brown, Inc	370,493
43,340		Chubb Corp	3,990,747
33,830		Cincinnati Financial Corp	1,648,874
5,311		CNA Financial Corp	217,485
5,423		Endurance Specialty Holdings Ltd	275,597
9,781		Everest Re Group Ltd	1,545,691
52,024		Fidelity National Title Group, Inc (Class A)	1,674,132
100,920	*	Genworth Financial, Inc (Class A)	1,801,422
6,239		Hanover Insurance Group, Inc	364,670
93,508		Hartford Financial Services Group, Inc	3,354,132
20,308		HCC Insurance Holdings, Inc	932,950
9,360		Kemper Corp	368,878
55,065		Lincoln National Corp	2,671,203
57,951		Loews Corp	2,548,105
2,844	*	Markel Corp	1,780,116
37,509		Marsh & McLennan Cos, Inc	1,849,569
27,779	*	MBIA, Inc	336,681
6,146		Mercury General Corp	294,148
183,378		Metlife, Inc	9,599,838
53,236		Old Republic International Corp	881,588
10,980		PartnerRe Ltd	1,157,292
60,184		Principal Financial Group	2,819,019
12,166		ProAssurance Corp	552,580
24,248		Progressive Corp	588,014
16,088		Protective Life Corp	822,901
58,657		Prudential Financial, Inc	4,732,447
14,692		Reinsurance Group of America, Inc (Class A)	1,127,023
8,603		RenaissanceRe Holdings Ltd	870,710
9,245		Stancorp Financial Group, Inc	564,870
19,124		Torchmark Corp	1,524,183
53,028		Travelers Cos, Inc	4,803,276
54,534		UnumProvident Corp	1,811,619
18,698		Validus Holdings Ltd	693,135
21,964		W.R. Berkley Corp	971,687
1,283		White Mountains Insurance Group Ltd	765,002
58,387		XL Capital Ltd	1,830,432
		TOTAL INSURANCE	153,204,972

MATERIALS - 2.9%
42,731		Air Products & Chemicals, Inc	5,021,747
10,355		Albemarle Corp	694,199
240,716		Alcoa, Inc	3,242,445
22,007		Allegheny Technologies, Inc	906,688
4,392		Aptargroup, Inc	296,109
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,267		Ashland, Inc	$1,571,392
13,777		Avery Dennison Corp	670,389
11,952		Bemis Co, Inc	480,948
12,901		Cabot Corp	745,678
9,441		Carpenter Technology Corp	592,895
11,255		CF Industries Holdings, Inc	2,759,388
32,343		Cliffs Natural Resources, Inc	573,118
4,135	*	Crown Holdings, Inc	195,048
7,549		Cytec Industries, Inc	719,571
6,884		Domtar Corp	642,690
215,600		Dow Chemical Co	10,758,440
212,027		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,287,368
5,629		Greif, Inc (Class A)	305,035
39,145		Huntsman Corp	980,582
12,178		International Paper Co	568,104
4,898	e	Kronos Worldwide, Inc	76,654
35,672		MeadWestvaco Corp	1,393,705
61,160		Mosaic Co	3,060,446
101,169		Newmont Mining Corp	2,512,026
65,181		Nucor Corp	3,373,117
12,997	*	Owens-Illinois, Inc	413,045
2,763		PPG Industries, Inc	534,972
15,730		Reliance Steel & Aluminum Co	1,113,999
4,302		Rock-Tenn Co (Class A)	411,314
4,065		Rockwood Holdings, Inc	288,818
10,059		Royal Gold, Inc	665,906
1,644		RPM International, Inc	70,133
1,397		Sigma-Aldrich Corp	134,405
20,229		Sonoco Products Co	851,236
45,440		Steel Dynamics, Inc	830,189
16,719	*	Tahoe Resources, Inc	372,834
30,294	e	United States Steel Corp	788,250
26,234		Vulcan Materials Co	1,692,880
970		Westlake Chemical Corp	69,064
1,900	*	WR Grace & Co	174,990
		TOTAL MATERIALS	57,839,817

MEDIA - 2.6%
10,824		CBS Corp (Class B)	625,194
41,384		Comcast Corp (Class A)	2,142,036
15,701	*	DreamWorks Animation SKG, Inc (Class A)	377,295
46,326		Gannett Co, Inc	1,258,677
48,082		Interpublic Group of Cos, Inc	837,589
9,568		John Wiley & Sons, Inc (Class A)	549,777
11,546	*	Liberty Global plc	443,713
11,546	*	Liberty Global plc (Class A)	459,762
19,663	*	Liberty Media Corp	2,550,488
27,513	*	News Corp	468,271
14,187	e	Regal Entertainment Group (Class A)	266,716
330,407	*	Sirius XM Holdings, Inc	1,053,998
3,801	*	Starz-Liberty Capital	122,658
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

76,624	e	Thomson Corp	$2,772,256
181,710		Time Warner, Inc	12,076,447
107,029		Twenty-First Century Fox, Inc	3,427,069
287,389		Walt Disney Co	22,801,443
		TOTAL MEDIA	52,233,389

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
62,614		Agilent Technologies, Inc	3,383,661
4,302	*	Bio-Rad Laboratories, Inc (Class A)	530,049
46,971		Bristol-Myers Squibb Co	2,352,777
5,141	*	Charles River Laboratories International, Inc	276,175
158,793		Eli Lilly & Co	9,384,666
54,704	*	Forest Laboratories, Inc	5,027,845
34,234	*	Hospira, Inc	1,567,917
501,814		Johnson & Johnson	50,828,740
12,041	*,e	Mallinckrodt plc	857,680
619,358		Merck & Co, Inc	36,269,605
22,770		PerkinElmer, Inc	955,657
1,371,808		Pfizer, Inc	42,910,154
47,723	*	Qiagen NV (NASDAQ)	1,045,134
2,823	*	Quintiles Transnational Holdings, Inc	133,048
4,291		Techne Corp	383,229
80,190		Thermo Electron Corp	9,141,660
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	165,047,997

REAL ESTATE - 4.2%
14,458		Alexandria Real Estate Equities, Inc	1,067,290
21,055		American Campus Communities, Inc	804,301
72,981		American Capital Agency Corp	1,657,398
7,971		American Homes 4 Rent	127,935
193,276		Annaly Capital Management, Inc	2,232,338
12,897		Apartment Investment & Management Co (Class A)	397,614
26,522		AvalonBay Communities, Inc	3,621,579
37,703		BioMed Realty Trust, Inc	787,993
28,065		Boston Properties, Inc	3,287,534
33,199		Brandywine Realty Trust	483,045
7,410		Brixmor Property Group, Inc	162,724
17,188		Camden Property Trust	1,177,206
24,300		CBL & Associates Properties, Inc	441,531
216,186		Chimera Investment Corp	668,015
16,650		Corporate Office Properties Trust	445,387
60,796		DDR Corp	1,043,867
5,238		Digital Realty Trust, Inc	279,709
29,289		Douglas Emmett, Inc	808,376
65,381		Duke Realty Corp	1,145,475
5,740		Equity Lifestyle Properties, Inc	240,334
73,372		Equity Residential	4,361,232
12,580		Essex Property Trust, Inc	2,179,611
20,935		Extra Space Storage, Inc	1,095,529
4,710		Federal Realty Investment Trust	553,613
33,020	*	Forest City Enterprises, Inc (Class A)	624,408
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

20,025		Gaming and Leisure Properties, Inc	$735,919
114,865		General Growth Properties, Inc	2,638,449
21,636		Hatteras Financial Corp	423,417
93,447		HCP, Inc	3,911,691
58,365		Health Care REIT, Inc	3,682,248
25,265		Healthcare Trust of America, Inc	295,348
11,695		Home Properties, Inc	720,412
30,652		Hospitality Properties Trust	921,093
152,752		Host Marriott Corp	3,276,530
8,008	*	Howard Hughes Corp	1,143,222
25,047		HRPT Properties Trust	636,444
8,966		Jones Lang LaSalle, Inc	1,039,070
16,553		Kilroy Realty Corp	986,062
83,153		Kimco Realty Corp	1,905,867
26,216		Liberty Property Trust	983,100
27,757		Macerich Co	1,801,707
19,176		Mack-Cali Realty Corp	390,615
76,372		MFA Mortgage Investments, Inc	605,630
15,137		Mid-America Apartment Communities, Inc	1,054,292
24,381		National Retail Properties, Inc	832,124
32,273		Piedmont Office Realty Trust, Inc	568,328
11,332		Post Properties, Inc	568,980
102,083		Prologis, Inc	4,147,632
2,191		Public Storage, Inc	384,542
2,438	*	Realogy Holdings Corp	102,518
42,111		Realty Income Corp	1,829,723
10,410		Regency Centers Corp	545,796
26,105		Retail Properties of America, Inc	373,824
35,835		Senior Housing Properties Trust	841,047
16,087		Simon Property Group, Inc	2,786,268
18,647		SL Green Realty Corp	1,952,527
61,553		Spirit Realty Capital, Inc	662,926
11,869	*,e	St. Joe Co	211,862
39,928		Starwood Property Trust, Inc	960,268
8,805	*	Starwood Waypoint Residential Trust	239,232
10,776		Taubman Centers, Inc	784,924
76,048		Two Harbors Investment Corp	789,378
51,081		UDR, Inc	1,320,955
32,658		Ventas, Inc	2,158,041
30,820		Vornado Realty Trust	3,162,132
25,120		Weingarten Realty Investors	783,744
11,911		WP Carey, Inc	732,288
		TOTAL REAL ESTATE	83,584,219

RETAILING - 0.9%
12,530		Aaron’s, Inc	369,259
14,457	e	Abercrombie & Fitch Co (Class A)	531,439
12,907		American Eagle Outfitters, Inc	149,205
23,663	*	Ascena Retail Group, Inc	407,004
40,556		Best Buy Co, Inc	1,051,617
9,343	*	Big Lots, Inc	369,049
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,919		Chico’s FAS, Inc	$46,354
12,914		CST Brands, Inc	421,384
1,719		Dillard’s, Inc (Class A)	168,342
1,192		DSW, Inc (Class A)	39,801
26,716		Foot Locker, Inc	1,243,095
24,172	e	GameStop Corp (Class A)	959,145
1,914		Genuine Parts Co	166,748
11,740		Guess?, Inc	315,923
51,654	*,e	JC Penney Co, Inc	440,092
44,232		Kohl’s Corp	2,423,471
2,783	*,e	Lands’ End, Inc	76,950
96,667	*	Liberty Interactive Corp	2,809,143
17,587		Macy’s, Inc	1,010,021
10,384	*	Murphy USA, Inc	441,320
9,257	*,e	Sears Holdings Corp	405,549
15,254		Signet Jewelers Ltd	1,545,535
137,001		Staples, Inc	1,712,513
27,841		Target Corp	1,719,182
1,233	*,e	zulily, Inc	52,427
		TOTAL RETAILING	18,874,568

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
42,331		Altera Corp	1,376,604
35,735		Analog Devices, Inc	1,832,848
83,652		Applied Materials, Inc	1,594,407
4,043		Avago Technologies Ltd	256,731
65,584		Broadcom Corp (Class A)	2,020,643
27,207	*	Fairchild Semiconductor International, Inc	346,345
14,054	*	First Solar, Inc	948,504
8,133	*,e	Freescale Semiconductor Holdings Ltd	178,682
953,336		Intel Corp	25,444,538
34,263		Kla-Tencor Corp	2,192,489
25,147	*	Lam Research Corp	1,448,719
99,627		LSI Logic Corp	1,109,845
81,518		Marvell Technology Group Ltd	1,292,875
211,148	*	Micron Technology, Inc	5,515,186
117,293		Nvidia Corp	2,166,402
5,615	*	ON Semiconductor Corp	52,837
945	*	Silicon Laboratories, Inc	42,478
7,345	*	Skyworks Solutions, Inc	301,512
39,779	*,e	Teradyne, Inc	702,895
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	48,824,540

SOFTWARE & SERVICES - 1.6%
54,074		Activision Blizzard, Inc	1,082,021
62,457	*	Adobe Systems, Inc	3,852,972
32,954		Amdocs Ltd	1,533,350
15,925	*	AOL, Inc	681,749
9,046	*	Autodesk, Inc	434,389
324		Booz Allen Hamilton Holding Co	7,530
66,589		CA, Inc	2,006,992
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

30,675		Computer Sciences Corp	$1,815,346
44,609		Compuware Corp	462,149
1,351		DST Systems, Inc	124,549
15,010	*	Electronic Arts, Inc	424,783
54,169		Fidelity National Information Services, Inc	2,894,250
879	*,e	FireEye, Inc	34,510
19,776	*	First American Corp	554,321
14,939		Leidos Holdings, Inc	556,328
13,707	*	Micros Systems, Inc	705,910
53,851	*,e	Nuance Communications, Inc	866,463
7,118		Paychex, Inc	297,604
19,106	*	Rovi Corp	425,873
8,040		Science Applications International Corp	313,560
37,320		Symantec Corp	756,850
31,281	*	Synopsys, Inc	1,176,791
6,981		Total System Services, Inc	221,786
3,940	*,e	Twitter, Inc	153,542
22,826	*	VeriFone Systems, Inc	763,301
251,361		Xerox Corp	3,038,954
182,901	*	Yahoo!, Inc	6,575,291
132,192	*	Zynga, Inc	535,378
		TOTAL SOFTWARE & SERVICES	32,296,542

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
43,032		Apple, Inc	25,392,753
21,007	*	Arrow Electronics, Inc	1,192,147
27,666		Avnet, Inc	1,193,235
8,420		AVX Corp	112,407
89,884	*	Brocade Communications Systems, Inc	836,820
3,100		CDW Corp	87,389
1,096,185		Cisco Systems, Inc	25,332,835
3,440	*	CommScope Holding Co, Inc	91,779
285,541		Corning, Inc	5,970,662
12,477		Diebold, Inc	469,260
5,270	*,e	Dolby Laboratories, Inc (Class A)	210,010
8,051	*	EchoStar Corp (Class A)	361,973
215,476		EMC Corp	5,559,281
8,763		Flir Systems, Inc	298,293
18,260		Harris Corp	1,342,475
398,741		Hewlett-Packard Co	13,182,378
31,253	*	Ingram Micro, Inc (Class A)	842,581
41,698		Jabil Circuit, Inc	719,707
13,021	*	JDS Uniphase Corp	164,976
83,793	*	Juniper Networks, Inc	2,068,849
4,322	*	Knowles Corp	120,713
13,268		Lexmark International, Inc (Class A)	570,524
2,577		Motorola, Inc	163,846
2,323	*,e	Nimble Storage, Inc	57,262
33,475	*	Polycom, Inc	411,743
1,743	*	Riverbed Technology, Inc	33,901
25,118		SanDisk Corp	2,134,276
193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,540	*	Stratasys Ltd	$342,920
7,453	*	Tech Data Corp	465,738
26,362		Vishay Intertechnology, Inc	374,868
43,522		Western Digital Corp	3,835,594
9,617	*	Zebra Technologies Corp (Class A)	667,804
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	94,608,999

TELECOMMUNICATION SERVICES - 2.5%
1,103,501		AT&T, Inc	39,394,986
119,086		CenturyTel, Inc	4,157,292
206,021	e	Frontier Communications Corp	1,225,825
4,135	*	Intelsat S.A.	75,174
23,410	*	Level 3 Communications, Inc	1,007,332
141,190	*	Sprint Corp	1,200,115
19,579		Telephone & Data Systems, Inc	532,353
39,593	*	T-Mobile US, Inc	1,159,679
2,409		US Cellular Corp	100,070
7,349	e	Windstream Holdings, Inc	66,656
		TOTAL TELECOMMUNICATION SERVICES	48,919,482

TRANSPORTATION - 1.3%
1,177		Alaska Air Group, Inc	110,732
638		Amerco, Inc	159,570
17,384	*	American Airlines Group, Inc	609,657
6,950		Con-Way, Inc	295,236
104,775		CSX Corp	2,956,751
95,816		Delta Air Lines, Inc	3,528,903
60,601		FedEx Corp	8,256,886
5,129	*	Genesee & Wyoming, Inc (Class A)	507,822
4,860	*	Kirby Corp	489,013
52,931		Norfolk Southern Corp	5,003,568
10,694		Ryder System, Inc	878,833
132,270		Southwest Airlines Co	3,196,966
		TOTAL TRANSPORTATION	25,993,937

UTILITIES - 6.2%
124,044		AES Corp	1,792,436
23,940		AGL Resources, Inc	1,292,760
23,305		Alliant Energy Corp	1,362,876
49,454		Ameren Corp	2,042,945
99,771		American Electric Power Co, Inc	5,368,678
36,506		American Water Works Co, Inc	1,662,118
4,104		Aqua America, Inc	102,969
20,253		Atmos Energy Corp	1,033,713
68,295	*	Calpine Corp	1,566,004
87,300		Centerpoint Energy, Inc	2,161,548
54,926		CMS Energy Corp	1,664,807
60,206		Consolidated Edison, Inc	3,493,754
118,488		Dominion Resources, Inc	8,595,120
35,793		DTE Energy Co	2,796,865
144,755		Duke Energy Corp	10,782,800
194

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

67,192		Edison International			$3,800,380
36,785		Entergy Corp			2,666,913
175,545		Exelon Corp			6,149,341
85,775		FirstEnergy Corp			2,894,906
31,425		Great Plains Energy, Inc			843,133
20,952	e	Hawaiian Electric Industries, Inc			502,639
16,264		Integrys Energy Group, Inc			996,658
38,119		MDU Resources Group, Inc			1,350,175
14,953		National Fuel Gas Co			1,101,139
87,098		NextEra Energy, Inc			8,696,735
64,437		NiSource, Inc			2,340,352
64,352		Northeast Utilities			3,041,276
66,039		NRG Energy, Inc			2,160,796
40,680	*	OGE Energy Corp			1,518,584
608	*	ONE Gas, Inc			22,241
50,095		Pepco Holdings, Inc			1,340,542
91,149		PG&E Corp			4,154,571
22,979		Pinnacle West Capital Corp			1,285,675
129,809		PPL Corp			4,327,832
104,232		Public Service Enterprise Group, Inc			4,270,385
30,939		Questar Corp			751,199
28,724		SCANA Corp			1,541,904
50,133		Sempra Energy			4,943,615
178,527		Southern Co			8,181,892
44,629		TECO Energy, Inc			801,537
23,141		UGI Corp			1,080,453
17,145		Vectren Corp			695,573
26,313		Westar Energy, Inc			944,110
47,125	e	Wisconsin Energy Corp			2,284,620
102,978		Xcel Energy, Inc			3,281,909
		TOTAL UTILITIES			123,690,478

		TOTAL COMMON STOCKS			1,979,082,657
		(Cost $1,623,827,641)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.4%
$8,000,000	d	Federal Home Loan Bank (FHLB)	0.035%	05/28/14	7,999,790
		TOTAL GOVERNMENT AGENCY DEBT			7,999,790

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
30,640,318	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			30,640,318
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			30,640,318

		TOTAL SHORT-TERM INVESTMENTS			38,640,108
		(Cost $38,640,108)
195

TIAA-CREF FUNDS - Large-Cap Value Index Fund

PRINCIPAL	ISSUER	VALUE

	TOTAL INVESTMENTS - 101.1%	$2,017,722,765
	(Cost $1,662,467,749)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%	(22,382,387)
	NET ASSETS - 100.0%	$1,995,340,378

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,092,412.
196

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
29,211		BorgWarner, Inc	$1,815,172
36,112		Delphi Automotive plc	2,413,726
507,186		Ford Motor Co	8,191,054
167,253		General Motors Co	5,766,883
35,443		Goodyear Tire & Rubber Co	893,164
28,260		Harley-Davidson, Inc	2,089,544
85,675		Johnson Controls, Inc	3,867,369
		TOTAL AUTOMOBILES & COMPONENTS	25,036,912

BANKS - 6.0%
1,362,026		Bank of America Corp	20,621,074
91,628		BB&T Corp	3,420,473
391,313		Citigroup, Inc	18,747,806
23,116		Comerica, Inc	1,115,116
111,275		Fifth Third Bancorp	2,293,378
60,563		Hudson City Bancorp, Inc	603,207
106,922		Huntington Bancshares, Inc	979,406
487,090		JPMorgan Chase & Co	27,267,298
114,157		Keycorp	1,557,101
16,901	e	M&T Bank Corp	2,062,091
39,508	e	People’s United Financial, Inc	564,174
68,920		PNC Financial Services Group, Inc	5,792,037
181,715		Regions Financial Corp	1,842,590
68,661		SunTrust Banks, Inc	2,626,970
234,785		US Bancorp	9,574,532
615,730		Wells Fargo & Co	30,564,837
23,842		Zions Bancorporation	689,511
		TOTAL BANKS	130,321,601

CAPITAL GOODS - 8.1%
81,104		3M Co	11,280,755
11,523		Allegion plc	568,660
31,422		Ametek, Inc	1,656,568
87,990		Boeing Co	11,352,470
82,127		Caterpillar, Inc	8,656,186
22,221		Cummins, Inc	3,352,038
77,191		Danaher Corp	5,664,275
47,552		Deere & Co	4,438,504
21,910		Dover Corp	1,893,024
61,238		Eaton Corp	4,448,328
90,565		Emerson Electric Co	6,174,722
35,083	e	Fastenal Co	1,756,957
17,510		Flowserve Corp	1,279,105
20,696		Fluor Corp	1,566,687

197

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

42,294		General Dynamics Corp	$4,629,078
1,292,114		General Electric Co	34,744,946
101,013		Honeywell International, Inc	9,384,108
50,194		Illinois Tool Works, Inc	4,278,035
33,880		Ingersoll-Rand plc	2,026,024
16,868	*	Jacobs Engineering Group, Inc	973,284
13,475	e	Joy Global, Inc	813,620
11,238		L-3 Communications Holdings, Inc	1,296,528
34,769		Lockheed Martin Corp	5,706,984
45,508		Masco Corp	914,256
28,234		Northrop Grumman Corp	3,430,713
45,666		Paccar, Inc	2,921,711
14,054		Pall Corp	1,182,644
19,217		Parker Hannifin Corp	2,438,253
25,252		Pentair Ltd	1,875,971
18,648		Precision Castparts Corp	4,719,622
28,087	*	Quanta Services, Inc	990,909
40,423		Raytheon Co	3,859,588
17,759		Rockwell Automation, Inc	2,116,518
17,265		Rockwell Collins, Inc	1,340,627
12,733		Roper Industries, Inc	1,769,250
7,446		Snap-On, Inc	863,736
19,956		Stanley Works	1,714,021
35,919		Textron, Inc	1,469,087
108,367		United Technologies Corp	12,823,067
7,878		W.W. Grainger, Inc	2,004,163
23,498		Xylem, Inc	883,290
		TOTAL CAPITAL GOODS	175,258,312

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
23,904	e	ADT Corp	722,857
12,969		Cintas Corp	764,263
4,935		Dun & Bradstreet Corp	546,601
15,575		Equifax, Inc	1,102,866
21,369		Iron Mountain, Inc	607,734
36,367		Nielsen Holdings NV	1,707,431
26,126	e	Pitney Bowes, Inc	700,177
34,893		Republic Services, Inc	1,224,395
17,674		Robert Half International, Inc	791,795
11,010	*	Stericycle, Inc	1,282,004
59,242		Tyco International Ltd	2,422,998
55,656		Waste Management, Inc	2,473,909
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,347,030

CONSUMER DURABLES & APPAREL - 1.3%
35,677		Coach, Inc	1,592,978
37,134		DR Horton, Inc	827,345
6,321	*	Fossil Group, Inc	674,135
15,616	e	Garmin Ltd	891,674
8,709		Harman International Industries, Inc	954,593
15,202		Hasbro, Inc	840,062
17,650		Leggett & Platt, Inc	579,979
198

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

22,724	e	Lennar Corp (Class A)	$876,919
43,702		Mattel, Inc	1,713,774
23,008	*	Michael Kors Holdings Ltd	2,098,330
7,859	*	Mohawk Industries, Inc	1,040,610
36,328		Newell Rubbermaid, Inc	1,093,836
95,853		Nike, Inc (Class B)	6,992,476
10,575		Phillips-Van Heusen Corp	1,327,903
43,607		Pulte Homes, Inc	801,933
7,613		Ralph Lauren Corp	1,152,380
20,000	*	Under Armour, Inc (Class A)	977,800
45,234		VF Corp	2,763,345
10,013		Whirlpool Corp	1,535,794
		TOTAL CONSUMER DURABLES & APPAREL	28,735,866

CONSUMER SERVICES - 1.7%
56,216		Carnival Corp	2,209,851
3,972	*	Chipotle Mexican Grill, Inc (Class A)	1,980,042
16,547		Darden Restaurants, Inc	822,551
565		Graham Holdings Co	379,245
34,930		H&R Block, Inc	992,711
32,030		International Game Technology	401,976
28,479		Marriott International, Inc (Class A)	1,649,788
127,530		McDonald’s Corp	12,928,992
97,414		Starbucks Corp	6,879,377
24,563		Starwood Hotels & Resorts Worldwide, Inc	1,882,754
16,539		Wyndham Worldwide Corp	1,179,892
10,422		Wynn Resorts Ltd	2,124,942
57,211		Yum! Brands, Inc	4,404,675
		TOTAL CONSUMER SERVICES	37,836,796

DIVERSIFIED FINANCIALS - 3.7%
117,721		American Express Co	10,292,347
24,563		Ameriprise Financial, Inc	2,741,968
145,916		Bank of New York Mellon Corp	4,942,175
16,204		BlackRock, Inc	4,877,404
73,885		Capital One Financial Corp	5,460,101
150,480		Charles Schwab Corp	3,995,244
40,513		CME Group, Inc	2,851,710
60,814		Discover Financial Services	3,399,503
37,038	*	E*Trade Financial Corp	831,503
51,847		Franklin Resources, Inc	2,714,190
54,238		Goldman Sachs Group, Inc	8,668,317
14,713		IntercontinentalExchange Group, Inc	3,007,926
55,734		Invesco Ltd	1,962,394
13,697		Legg Mason, Inc	642,252
39,818		Leucadia National Corp	1,016,155
35,007		McGraw-Hill Financial, Inc	2,588,068
24,119		Moody’s Corp	1,893,341
180,174		Morgan Stanley	5,572,782
15,305		NASDAQ OMX Group, Inc	564,755
56,000	*	Navient Corp	926,800
28,938		Northern Trust Corp	1,743,515
199

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

12,550	e	SPDR Trust Series 1	$2,364,797
55,422		State Street Corp	3,578,044
33,839		T Rowe Price Group, Inc	2,779,197
		TOTAL DIVERSIFIED FINANCIALS	79,414,488

ENERGY - 10.5%
64,918		Anadarko Petroleum Corp	6,428,180
50,702		Apache Corp	4,400,934
56,391		Baker Hughes, Inc	3,941,731
54,668		Cabot Oil & Gas Corp	2,147,359
27,709	*	Cameron International Corp	1,799,977
64,548		Chesapeake Energy Corp	1,855,755
245,925		Chevron Corp	30,868,506
157,794		ConocoPhillips	11,725,672
29,112		Consol Energy, Inc	1,295,775
46,921		Denbury Resources, Inc	789,211
49,014		Devon Energy Corp	3,430,980
9,263	e	Diamond Offshore Drilling, Inc	505,852
30,048		Ensco plc	1,515,922
70,385		EOG Resources, Inc	6,897,730
19,381		Equitable Resources, Inc	2,112,335
555,991	d	Exxon Mobil Corp	56,939,038
30,181	*	FMC Technologies, Inc	1,711,263
109,538		Halliburton Co	6,908,562
13,963		Helmerich & Payne, Inc	1,517,080
36,072		Hess Corp	3,216,180
86,232		Kinder Morgan, Inc	2,816,337
89,509		Marathon Oil Corp	3,235,750
38,281		Marathon Petroleum Corp	3,558,219
22,300		Murphy Oil Corp	1,414,489
33,373		Nabors Industries Ltd	851,679
55,102		National Oilwell Varco, Inc	4,327,160
17,937	*	Newfield Exploration Co	607,167
33,099		Noble Corp plc	1,019,780
46,057		Noble Energy, Inc	3,305,971
102,319		Occidental Petroleum Corp	9,797,044
26,686		Oneok, Inc	1,687,089
35,583		Peabody Energy Corp	676,433
76,010		Phillips 66	6,325,552
18,359		Pioneer Natural Resources Co	3,548,244
22,834		Questar Market Resources, Inc	700,775
21,139		Range Resources Corp	1,912,023
16,236	*	Rowan Cos plc	502,017
168,421		Schlumberger Ltd	17,103,153
45,184	*	Southwestern Energy Co	2,163,410
85,957		Spectra Energy Corp	3,413,353
17,005		Tesoro Corp	957,211
43,500	e	Transocean Ltd (NYSE)	1,873,545
68,364	*	Valero Energy Corp	3,908,370
87,751		Williams Cos, Inc	3,700,460
		TOTAL ENERGY	229,413,273
200

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.3%
56,701		Costco Wholesale Corp	$6,559,172
152,331		CVS Corp	11,077,510
66,509		Kroger Co	3,062,074
31,410		Safeway, Inc	1,069,825
75,546		Sysco Corp	2,752,141
112,585		Walgreen Co	7,644,521
208,424		Wal-Mart Stores, Inc	16,613,477
47,554		Whole Foods Market, Inc	2,363,434
		TOTAL FOOD & STAPLES RETAILING	51,142,154

FOOD, BEVERAGE & TOBACCO - 5.3%
256,664		Altria Group, Inc	10,294,793
84,548		Archer Daniels Midland Co	3,697,284
21,185		Beam, Inc	1,768,312
20,953		Brown-Forman Corp (Class B)	1,879,903
23,133	e	Campbell Soup Co	1,052,320
488,137		Coca-Cola Co	19,911,108
30,680		Coca-Cola Enterprises, Inc	1,394,099
54,100		ConAgra Foods, Inc	1,650,591
21,440	*	Constellation Brands, Inc (Class A)	1,711,770
25,279		Dr Pepper Snapple Group, Inc	1,400,962
80,724		General Mills, Inc	4,279,987
19,327		Hershey Co	1,860,031
17,070		Hormel Foods Corp	814,068
13,337		J.M. Smucker Co	1,289,421
32,980		Kellogg Co	2,204,053
16,646		Keurig Green Mountain, Inc	1,559,397
76,727		Kraft Foods Group, Inc	4,362,697
46,920		Lorillard, Inc	2,787,986
16,714		McCormick & Co, Inc	1,190,037
25,852		Mead Johnson Nutrition Co	2,281,698
20,493		Molson Coors Brewing Co (Class B)	1,228,965
219,059		Mondelez International, Inc	7,809,453
17,404	*	Monster Beverage Corp	1,165,372
196,125		PepsiCo, Inc	16,845,176
204,199		Philip Morris International, Inc	17,444,721
39,815		Reynolds American, Inc	2,246,761
34,784		Tyson Foods, Inc (Class A)	1,459,885
		TOTAL FOOD, BEVERAGE & TOBACCO	115,590,850

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
198,752		Abbott Laboratories	7,699,653
46,402		Aetna, Inc	3,315,423
29,374		AmerisourceBergen Corp	1,914,597
10,007		Bard (C.R.), Inc	1,374,261
69,986		Baxter International, Inc	5,094,281
24,940		Becton Dickinson & Co	2,818,968
171,117	*	Boston Scientific Corp	2,157,785
44,246		Cardinal Health, Inc	3,075,539
27,011	*	CareFusion Corp	1,055,050
37,963	*	Cerner Corp	1,947,502
201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

35,243		Cigna Corp	$2,820,850
58,028	*	Covidien plc	4,134,495
22,834	*	DaVita, Inc	1,582,396
17,921		Dentsply International, Inc	799,814
13,970	*	Edwards Lifesciences Corp	1,138,136
99,971	*	Express Scripts Holding Co	6,656,069
19,856		Humana, Inc	2,179,196
4,885	*	Intuitive Surgical, Inc	1,766,905
11,130	*	Laboratory Corp of America Holdings	1,098,531
29,595		McKesson Corp	5,007,178
128,832		Medtronic, Inc	7,577,898
10,589		Patterson Cos, Inc	430,972
18,572		Quest Diagnostics, Inc	1,038,732
36,891		St. Jude Medical, Inc	2,341,472
37,868		Stryker Corp	2,944,237
12,625	*	Tenet Healthcare Corp	569,135
127,437		UnitedHealth Group, Inc	9,562,873
13,436	*	Varian Medical Systems, Inc	1,068,834
36,251		WellPoint, Inc	3,649,751
21,590		Zimmer Holdings, Inc	2,089,912
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	88,910,445

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
56,457		Avon Products, Inc	862,663
16,623	e	Clorox Co	1,507,706
112,457	*	Colgate-Palmolive Co	7,568,356
32,803		Estee Lauder Cos (Class A)	2,380,514
48,864		Kimberly-Clark Corp	5,484,984
349,269		Procter & Gamble Co	28,832,156
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	46,636,379

INSURANCE - 4.2%
43,472		ACE Ltd	4,448,055
59,227		Aflac, Inc	3,714,717
57,651		Allstate Corp	3,283,224
188,641		American International Group, Inc	10,022,497
38,834		Aon plc	3,296,230
9,412		Assurant, Inc	634,463
231,873	*	Berkshire Hathaway, Inc (Class B)	29,876,836
32,120		Chubb Corp	2,957,609
18,843		Cincinnati Financial Corp	918,408
63,714	*	Genworth Financial, Inc (Class A)	1,137,295
57,325		Hartford Financial Services Group, Inc	2,056,248
33,949		Lincoln National Corp	1,646,866
39,293		Loews Corp	1,727,713
70,683		Marsh & McLennan Cos, Inc	3,485,379
144,269		Metlife, Inc	7,552,482
35,363		Principal Financial Group	1,656,403
69,695		Progressive Corp	1,690,104
59,651		Prudential Financial, Inc	4,812,642
11,321		Torchmark Corp	902,284
45,222		Travelers Cos, Inc	4,096,209
202

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

33,231		UnumProvident Corp	$1,103,934
35,382		XL Capital Ltd	1,109,226
		TOTAL INSURANCE	92,128,824

MATERIALS - 3.5%
27,275		Air Products & Chemicals, Inc	3,205,358
8,423		Airgas, Inc	895,028
150,049		Alcoa, Inc	2,021,160
13,706		Allegheny Technologies, Inc	564,687
12,508		Avery Dennison Corp	608,639
18,175		Ball Corp	1,021,253
13,402		Bemis Co, Inc	539,296
7,226		CF Industries Holdings, Inc	1,771,598
156,411		Dow Chemical Co	7,804,909
119,361		Du Pont (E.I.) de Nemours & Co	8,035,383
19,642		Eastman Chemical Co	1,712,193
34,755		Ecolab, Inc	3,636,763
17,100		FMC Corp	1,316,700
133,603		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,591,935
10,467		International Flavors & Fragrances, Inc	1,031,209
56,280		International Paper Co	2,625,462
55,653		LyondellBasell Industries AF S.C.A	5,147,903
22,115		MeadWestvaco Corp	864,033
67,601		Monsanto Co	7,483,431
43,482		Mosaic Co	2,175,839
64,571		Newmont Mining Corp	1,603,298
40,741		Nucor Corp	2,108,347
21,566	*	Owens-Illinois, Inc	685,367
17,932		PPG Industries, Inc	3,471,994
37,935		Praxair, Inc	4,952,414
25,167		Sealed Air Corp	863,480
11,003		Sherwin-Williams Co	2,198,840
15,448		Sigma-Aldrich Corp	1,486,252
18,451	e	United States Steel Corp	480,095
16,905		Vulcan Materials Co	1,090,880
		TOTAL MATERIALS	75,993,746

MEDIA - 3.5%
28,132	e	Cablevision Systems Corp (Class A)	469,804
70,848		CBS Corp (Class B)	4,092,181
335,759		Comcast Corp (Class A)	17,378,886
61,152	*	DIRECTV	4,745,395
28,660	*	Discovery Communications, Inc (Class A)	2,175,294
28,742		Gannett Co, Inc	780,920
54,234		Interpublic Group of Cos, Inc	944,756
64,753	*	News Corp	1,102,096
33,040		Omnicom Group, Inc	2,236,147
13,992		Scripps Networks Interactive (Class A)	1,050,380
35,675		Time Warner Cable, Inc	5,046,586
114,864		Time Warner, Inc	7,633,861
250,007		Twenty-First Century Fox, Inc	8,005,224
51,515		Viacom, Inc (Class B)	4,377,745
203

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

209,911		Walt Disney Co	$16,654,339
		TOTAL MEDIA	76,693,614

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
204,636		AbbVie, Inc	10,657,443
22,388	*	Actavis plc	4,574,540
42,672		Agilent Technologies, Inc	2,305,995
25,478	*	Alexion Pharmaceuticals, Inc	4,030,619
38,463		Allergan, Inc	6,378,704
97,249		Amgen, Inc	10,867,576
30,451	*	Biogen Idec, Inc	8,743,091
211,805		Bristol-Myers Squibb Co	10,609,312
52,263	*	Celgene Corp	7,683,184
126,941		Eli Lilly & Co	7,502,213
30,770	*	Forest Laboratories, Inc	2,828,071
198,169	*	Gilead Sciences, Inc	15,554,285
21,425	*	Hospira, Inc	981,265
364,397		Johnson & Johnson	36,909,772
378,812		Merck & Co, Inc	22,183,231
48,373	*	Mylan Laboratories, Inc	2,456,381
14,187		PerkinElmer, Inc	595,428
17,117		Perrigo Co plc	2,479,569
821,554		Pfizer, Inc	25,698,209
10,161	*	Regeneron Pharmaceuticals, Inc	3,016,699
50,481		Thermo Electron Corp	5,754,834
30,563	*	Vertex Pharmaceuticals, Inc	2,069,115
10,992	*	Waters Corp	1,083,152
64,543		Zoetis Inc	1,953,071
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	196,915,759

REAL ESTATE - 2.3%
50,856		American Tower Corp	4,247,493
19,037		Apartment Investment & Management Co (Class A)	586,911
15,606		AvalonBay Communities, Inc	2,130,999
19,632		Boston Properties, Inc	2,299,692
35,545	*	CBRE Group, Inc	946,919
43,090		Crown Castle International Corp	3,133,936
43,122		Equity Residential	2,563,172
7,908		Essex Property Trust, Inc	1,370,140
68,414		General Growth Properties, Inc	1,571,470
58,507		HCP, Inc	2,449,103
37,470		Health Care REIT, Inc	2,363,982
96,982		Host Marriott Corp	2,080,264
53,175		Kimco Realty Corp	1,218,771
17,934		Macerich Co	1,164,096
23,279		Plum Creek Timber Co, Inc	1,014,964
63,929		Prologis, Inc	2,597,435
18,719		Public Storage, Inc	3,285,372
40,510		Simon Property Group, Inc	7,016,332
37,779		Ventas, Inc	2,496,436
22,537		Vornado Realty Trust	2,312,296
74,801		Weyerhaeuser Co	2,232,810
		TOTAL REAL ESTATE	49,082,593
204

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.1%
47,928	*	Amazon.com, Inc	$14,576,343
8,124	*	Autonation, Inc	430,491
4,359	*	AutoZone, Inc	2,327,227
27,311	*	Bed Bath & Beyond, Inc	1,696,832
35,075		Best Buy Co, Inc	909,495
28,973	*	Carmax, Inc	1,268,438
37,877	*	Dollar General Corp	2,137,778
26,980	*	Dollar Tree, Inc	1,404,849
13,115		Expedia, Inc	931,034
12,560		Family Dollar Stores, Inc	737,900
14,754	e	GameStop Corp (Class A)	585,439
34,318		Gap, Inc	1,348,697
19,895		Genuine Parts Co	1,733,252
181,422		Home Depot, Inc	14,424,863
25,994		Kohl’s Corp	1,424,211
31,178		L Brands, Inc	1,689,848
134,877		Lowe’s Companies, Inc	6,192,203
47,536		Macy’s, Inc	2,729,992
7,733	*	NetFlix, Inc	2,490,335
18,257		Nordstrom, Inc	1,118,789
13,823	*	O’Reilly Automotive, Inc	2,056,724
13,312		Petsmart, Inc	900,956
6,720	*	Priceline.com, Inc	7,780,080
27,618		Ross Stores, Inc	1,880,233
83,423		Staples, Inc	1,042,788
81,332		Target Corp	5,022,251
14,032		Tiffany & Co	1,227,660
91,412		TJX Companies, Inc	5,318,350
17,903		Tractor Supply Co	1,203,798
14,187	*	TripAdvisor, Inc	1,145,458
14,237	*	Urban Outfitters, Inc	507,620
		TOTAL RETAILING	88,243,934

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
40,480		Altera Corp	1,316,410
40,066		Analog Devices, Inc	2,054,985
154,971		Applied Materials, Inc	2,953,747
70,629		Broadcom Corp (Class A)	2,176,079
9,348	*	First Solar, Inc	630,897
639,770		Intel Corp	17,075,461
21,353		Kla-Tencor Corp	1,366,378
20,983	*	Lam Research Corp	1,208,831
30,451		Linear Technology Corp	1,355,070
72,272		LSI Logic Corp	805,110
25,670	e	Microchip Technology, Inc	1,220,352
136,604	*	Micron Technology, Inc	3,568,096
73,555		Nvidia Corp	1,358,561
139,716		Texas Instruments, Inc	6,350,092
34,025		Xilinx, Inc	1,605,640
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	45,045,709
205

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 10.0%
82,133		Accenture plc	$6,588,709
59,827	*	Adobe Systems, Inc	3,690,728
23,121	*	Akamai Technologies, Inc	1,227,031
6,874	*	Alliance Data Systems Corp	1,662,821
29,095	*	Autodesk, Inc	1,397,142
61,964		Automatic Data Processing, Inc	4,830,713
41,192		CA, Inc	1,241,527
23,754	*	Citrix Systems, Inc	1,408,850
78,226	*	Cognizant Technology Solutions Corp (Class A)	3,747,417
18,554		Computer Sciences Corp	1,098,026
150,109	*	eBay, Inc	7,780,149
40,030	*	Electronic Arts, Inc	1,132,849
219,839	*	Facebook, Inc	13,141,975
37,321		Fidelity National Information Services, Inc	1,994,061
32,558	*	Fiserv, Inc	1,978,875
36,369	*	Google, Inc	19,154,097
36,364	*	Google, Inc (Class A)	19,450,376
126,110		International Business Machines Corp	24,776,832
36,373		Intuit, Inc	2,755,255
131,479		Mastercard, Inc (Class A)	9,670,280
972,953		Microsoft Corp	39,307,301
445,962		Oracle Corp	18,230,927
41,924		Paychex, Inc	1,752,842
24,484	*	Red Hat, Inc	1,191,147
72,179	*	Salesforce.com, Inc	3,728,045
88,541		Symantec Corp	1,795,612
20,925	*	Teradata Corp	951,251
21,419		Total System Services, Inc	680,482
16,455	*	VeriSign, Inc	776,347
65,311		Visa, Inc (Class A)	13,232,662
70,636		Western Union Co	1,120,993
145,967		Xerox Corp	1,764,741
121,173	*	Yahoo!, Inc	4,356,169
		TOTAL SOFTWARE & SERVICES	217,616,232

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
20,311		Amphenol Corp (Class A)	1,936,654
114,695		Apple, Inc	67,680,373
663,591		Cisco Systems, Inc	15,335,588
178,624		Corning, Inc	3,735,028
260,593		EMC Corp	6,723,299
9,766	*	F5 Networks, Inc	1,027,090
18,256		Flir Systems, Inc	621,434
13,592		Harris Corp	999,284
244,010		Hewlett-Packard Co	8,066,971
24,471		Jabil Circuit, Inc	422,370
64,460	*	Juniper Networks, Inc	1,591,517
29,041		Motorola, Inc	1,846,427
42,830		NetApp, Inc	1,525,176
206

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

217,827		Qualcomm, Inc	$17,145,163
28,999		SanDisk Corp	2,464,045
42,043		Seagate Technology, Inc	2,210,621
52,490		TE Connectivity Ltd	3,095,860
26,988		Western Digital Corp	2,378,452
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	138,805,352

TELECOMMUNICATION SERVICES - 2.4%
669,959		AT&T, Inc	23,917,536
74,873		CenturyTel, Inc	2,613,817
127,853	e	Frontier Communications Corp	760,725
532,606		Verizon Communications, Inc	24,888,679
76,230	e	Windstream Holdings, Inc	691,406
		TOTAL TELECOMMUNICATION SERVICES	52,872,163

TRANSPORTATION - 2.0%
19,486		CH Robinson Worldwide, Inc	1,147,725
129,664		CSX Corp	3,659,118
109,737		Delta Air Lines, Inc	4,041,614
26,433		Expeditors International of Washington, Inc	1,090,097
35,585		FedEx Corp	4,848,456
14,149		Kansas City Southern Industries, Inc	1,427,351
39,775		Norfolk Southern Corp	3,759,931
6,870		Ryder System, Inc	564,577
90,767		Southwest Airlines Co	2,193,838
58,624		Union Pacific Corp	11,163,768
91,551		United Parcel Service, Inc (Class B)	9,017,774
		TOTAL TRANSPORTATION	42,914,249

UTILITIES - 3.2%
84,329		AES Corp	1,218,554
15,263		AGL Resources, Inc	824,202
31,434		Ameren Corp	1,298,538
62,912		American Electric Power Co, Inc	3,385,295
55,081		Centerpoint Energy, Inc	1,363,805
33,965		CMS Energy Corp	1,029,479
37,826		Consolidated Edison, Inc	2,195,043
75,115		Dominion Resources, Inc	5,448,842
22,945		DTE Energy Co	1,792,922
91,095		Duke Energy Corp	6,785,666
41,652		Edison International	2,355,837
23,119		Entergy Corp	1,676,127
110,411		Exelon Corp	3,867,697
53,629		FirstEnergy Corp	1,809,979
10,379		Integrys Energy Group, Inc	636,025
56,234		NextEra Energy, Inc	5,614,965
40,456		NiSource, Inc	1,469,362
40,446		Northeast Utilities	1,911,478
41,898		NRG Energy, Inc	1,370,903
32,342		Pepco Holdings, Inc	865,472
58,566		PG&E Corp	2,669,438
14,547		Pinnacle West Capital Corp	813,905
207

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

81,375		PPL Corp	$2,713,042
65,007		Public Service Enterprise Group, Inc	2,663,337
18,298		SCANA Corp	982,237
29,447		Sempra Energy	2,903,769
114,195		Southern Co	5,233,557
25,836		TECO Energy, Inc	464,015
29,272	e	Wisconsin Energy Corp	1,419,107
64,563		Xcel Energy, Inc	2,057,623
		TOTAL UTILITIES	68,840,221

		TOTAL COMMON STOCKS	2,167,796,502
		(Cost $1,580,270,567)

SHORT-TERM INVESTMENTS - 0.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
19,353,729	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	19,353,729
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,353,729
		TOTAL SHORT-TERM INVESTMENTS	19,353,729
		(Cost $19,353,729)

		TOTAL INVESTMENTS - 100.6%	2,187,150,231
		(Cost $1,599,624,296)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(13,151,450)
		NET ASSETS - 100.0%	$2,173,998,781

Abbreviation(s):
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,069,910.
208

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
68,254	*	American Axle & Manufacturing Holdings, Inc	$1,204,683
64,653		Cooper Tire & Rubber Co	1,626,023
160,432		Dana Holding Corp	3,396,345
25,908	*,e	Dorman Products, Inc	1,491,005
23,298		Drew Industries, Inc	1,172,355
20,146	*	Federal Mogul Corp (Class A)	346,914
9,150	*	Fox Factory Holding Corp	155,459
13,759	*	Fuel Systems Solutions, Inc	144,194
34,425	*	Gentherm, Inc	1,251,349
46,498	*	Modine Manufacturing Co	766,287
13,622		Remy International, Inc	361,256
6,105	*	Shiloh Industries, Inc	120,513
32,064		Spartan Motors, Inc	170,260
20,465		Standard Motor Products, Inc	777,465
28,194	*	Stoneridge, Inc	301,394
24,064		Superior Industries International, Inc	508,713
62,285	*	Tenneco, Inc	3,729,003
5,489	*	Tower International, Inc	152,649
28,983	*	Winnebago Industries, Inc	692,694
		TOTAL AUTOMOBILES & COMPONENTS	18,368,561

BANKS - 8.8%
15,769		1st Source Corp	465,028
26,266		1st United Bancorp, Inc	192,267
8,246		Access National Corp	121,629
6,949		American National Bankshares, Inc	148,083
27,070	*	Ameris Bancorp	575,779
8,247	e	Ames National Corp	180,032
33,895		Apollo Residential Mortgage	547,404
10,632	e	Arrow Financial Corp	266,119
93,385		Astoria Financial Corp	1,238,285
18,246		Banc of California, Inc	229,352
7,914		Bancfirst Corp	460,674
30,766		Banco Latinoamericano de Exportaciones S.A. (Class E)	791,302
98,105		Bancorpsouth, Inc	2,291,733
47,368		Bank Mutual Corp	285,155
5,442		Bank of Kentucky Financial Corp	187,803
5,477		Bank of Marin Bancorp	248,711
32,435		Bank of the Ozarks, Inc	1,942,857
18,547		BankFinancial Corp	182,503
20,919		Banner Corp	827,137
3,382		Bar Harbor Bankshares	127,096
81,948		BBCN Bancorp, Inc	1,262,819
7,909	*	BBX Capital Corp	148,136
209

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,221	*	Beneficial Mutual Bancorp, Inc	$472,322
26,823		Berkshire Hills Bancorp, Inc	628,463
20,311		BNC Bancorp	331,069
12,646	*	BofI Holding, Inc	1,019,394
82,644		Boston Private Financial Holdings, Inc	1,033,876
7,927		Bridge Bancorp, Inc	192,785
8,171	*	Bridge Capital Holdings	183,030
72,481		Brookline Bancorp, Inc	658,127
13,378		Bryn Mawr Bank Corp	364,952
3,348		C&F Financial Corp	104,625
7,613		Camden National Corp	290,588
25,458	*	Capital Bank Financial Corp	607,173
10,709		Capital City Bank Group, Inc	148,855
155,618		Capitol Federal Financial	1,873,641
33,561		Cardinal Financial Corp	563,825
4,045	*,e	Cascade Bancorp	19,133
81,871		Cathay General Bancorp	1,932,156
12,531		Center Bancorp, Inc	231,949
26,422		Centerstate Banks of Florida, Inc	289,849
22,921		Central Pacific Financial Corp	430,227
2,780		Century Bancorp, Inc	93,130
22,425		Charter Financial Corp	246,675
31,356		Chemical Financial Corp	880,163
3,175	e	Chemung Financial Corp	90,773
10,901		Citizens & Northern Corp	204,285
17,031	e	City Holding Co	732,163
6,410		Clifton Bancorp, Inc	74,292
11,027		CNB Financial Corp	182,166
37,129		CoBiz, Inc	372,775
52,328		Columbia Banking System, Inc	1,298,781
41,182		Community Bank System, Inc	1,531,559
14,619		Community Trust Bancorp, Inc	539,003
9,071	*,e	CommunityOne Bancorp	88,442
1,526	*	ConnectOne Bancorp, Inc	73,248
9,568	*	CU Bancorp	173,659
21,293	*	Customers Bancorp, Inc	469,085
93,817		CVB Financial Corp	1,356,594
32,844		Dime Community Bancshares	535,357
6,952	*,e	Doral Financial Corp	66,461
22,762	*	Eagle Bancorp, Inc	760,023
6,428		Enterprise Bancorp, Inc	117,375
19,421		Enterprise Financial Services Corp	347,053
9,396		ESB Financial Corp	118,578
6,948		ESSA Bancorp, Inc	72,190
22,430	*	Essent Group Ltd	422,806
84,005		EverBank Financial Corp	1,572,574
7,553	*	Farmers Capital Bank Corp	157,782
11,769		Federal Agricultural Mortgage Corp (Class C)	418,741
16,594	*	Fidelity Southern Corp	219,207
11,588		Financial Institutions, Inc	268,262
17,324		First Bancorp (NC)	298,146
74,742	*	First Bancorp (Puerto Rico)	384,174
210

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,470		First Bancorp, Inc	$134,927
69,328		First Busey Corp	381,304
103,134		First Commonwealth Financial Corp	885,921
15,815		First Community Bancshares, Inc	234,220
16,696		First Connecticut Bancorp	264,632
9,649		First Defiance Financial Corp	260,716
2,377	*	First Federal Bancshares of Arkansas, Inc	21,084
60,131		First Financial Bancorp	973,521
32,784	e	First Financial Bankshares, Inc	1,935,895
11,117		First Financial Corp	355,855
25,119		First Financial Holdings, Inc	1,443,589
15,906		First Financial Northwest, Inc	162,241
19,136		First Interstate Bancsystem, Inc	476,295
36,864		First Merchants Corp	782,254
78,831		First Midwest Bancorp, Inc	1,290,463
4,561	*	First NBC Bank Holding Co	141,847
8,008		First of Long Island Corp	290,450
55,100	*,e	First Security Group, Inc	104,690
170,871		FirstMerit Corp	3,313,189
21,567	*	Flagstar Bancorp, Inc	379,579
31,631		Flushing Financial Corp	607,948
159,516		FNB Corp	1,984,379
10,596		Fox Chase Bancorp, Inc	176,741
10,296	*	Franklin Financial Corp	205,508
11,187		German American Bancorp, Inc	291,309
74,842		Glacier Bancorp, Inc	1,920,446
9,949		Great Southern Bancorp, Inc	285,238
12,895		Guaranty Bancorp	162,348
29,360	*	Hampton Roads Bankshares, Inc	48,738
87,514		Hancock Holding Co	2,951,847
33,555		Hanmi Financial Corp	713,715
15,841		Heartland Financial USA, Inc	384,936
18,150		Heritage Commerce Corp	147,378
15,692		Heritage Financial Corp	253,583
16,880	*	Heritage Oaks Bancorp	125,081
1,130		Hingham Institution for Savings	78,546
5,439	*	Home Bancorp, Inc	110,140
46,605		Home Bancshares, Inc	1,477,845
12,763		Home Federal Bancorp, Inc	192,083
72,559		Home Loan Servicing Solutions Ltd	1,607,182
13,054		HomeStreet, Inc	237,061
21,461	*	HomeTrust Bancshares, Inc	327,709
7,488		Horizon Bancorp	149,685
18,721		Hudson Valley Holding Corp	343,718
30,326		IBERIABANK Corp	1,907,505
25,368		Independent Bank Corp	941,660
4,007		Independent Bank Group, Inc	197,184
54,794		International Bancshares Corp	1,258,070
15,030	*	Intervest Bancshares Corp	113,777
51,529		Investors Bancorp, Inc	1,377,370
12,681	*	Kearny Financial Corp	184,889
15,480	*	Ladder Capital Corp	276,937

211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,590		Lakeland Bancorp, Inc	$298,480
17,545		Lakeland Financial Corp	642,147
5,373		LCNB Corp	85,968
20,518	e	Macatawa Bank Corp	99,923
17,701		MainSource Financial Group, Inc	292,598
56,278		MB Financial, Inc	1,510,502
7,537		Mercantile Bank Corp	147,047
4,949		Merchants Bancshares, Inc	143,867
7,385	*	Meridian Interstate Bancorp, Inc	186,619
6,259		Meta Financial Group, Inc	262,315
333,241	*	MGIC Investment Corp	2,865,873
4,581		Middleburg Financial Corp	79,389
7,181		Midsouth Bancorp, Inc	120,066
5,991		MidWestOne Financial Group, Inc	147,558
3,697	e	NASB Financial, Inc	88,210
47,331		National Bank Holdings Corp	906,862
6,122	e	National Bankshares, Inc	199,455
122,712		National Penn Bancshares, Inc	1,198,896
46,266		NBT Bancorp, Inc	1,047,925
22,073	*	NewBridge Bancorp	169,741
62,738		Northfield Bancorp, Inc	813,712
5,558		Northrim BanCorp, Inc	133,336
89,007		Northwest Bancshares, Inc	1,182,903
13,582		OceanFirst Financial Corp	220,300
46,007		OFG Bancorp	784,879
103,978		Old National Bancorp	1,468,169
10,392		OmniAmerican Bancorp, Inc	258,345
48,173		Oritani Financial Corp	714,406
17,062		Pacific Continental Corp	224,877
15,674	*	Pacific Premier Bancorp, Inc	213,950
94,390		PacWest Bancorp	3,716,134
3,918	*	Palmetto Bancshares, Inc	52,932
11,990	e	Park National Corp	869,515
41,895		Park Sterling Bank	273,574
9,809		Peapack Gladstone Financial Corp	186,469
3,390		Penns Woods Bancorp, Inc	149,160
13,626	*	Pennsylvania Commerce Bancorp, Inc	278,243
15,498	*	PennyMac Financial Services, Inc	245,953
10,656		Peoples Bancorp, Inc	277,802
36,266		Pinnacle Financial Partners, Inc	1,253,716
10,289	*	Preferred Bank	220,699
67,679		PrivateBancorp, Inc	1,865,910
64,840		Prosperity Bancshares, Inc	3,825,560
11,891		Provident Financial Holdings, Inc	167,306
61,798		Provident Financial Services, Inc	1,074,049
176,027		Radian Group, Inc	2,460,857
31,834		Renasant Corp	866,521
9,959		Republic Bancorp, Inc (Class A)	239,116
32,238		S&T Bancorp, Inc	749,856
25,791		Sandy Spring Bancorp, Inc	620,274
12,949	*	Seacoast Banking Corp of Florida	137,259
10,766		Sierra Bancorp	168,057

212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,056		Simmons First National Corp (Class A)	$652,905
19,220	e	Southside Bancshares, Inc	530,095
21,181		Southwest Bancorp, Inc	353,723
34,342		State Bank & Trust Co	569,390
88,023		Sterling Bancorp/DE	1,052,755
13,284		Stock Yards Bancorp, Inc	391,612
8,080	*,e	Stonegate Mortgage Corp	102,212
9,874	*	Suffolk Bancorp	216,537
34,978	*	Sun Bancorp, Inc	132,916
190,712		Susquehanna Bancshares, Inc	1,975,776
18,170	*	Talmer Bancorp Inc	243,660
17,645	*	Taylor Capital Group, Inc	375,662
10,483		Territorial Bancorp, Inc	214,482
43,845	*	Texas Capital Bancshares, Inc	2,463,651
35,010	*	The Bancorp, Inc	553,858
14,750		Tompkins Trustco, Inc	695,315
23,739	e	TowneBank	366,293
6,787	*	Tree.com, Inc	197,366
17,028		Trico Bancshares	412,929
7,264	*	Tristate Capital Holdings, Inc	95,013
97,540		Trustco Bank Corp NY	644,739
70,340		Trustmark Corp	1,608,676
36,882		UMB Financial Corp	2,165,342
174,897		Umpqua Holdings Corp	2,908,537
43,494		Union Bankshares Corp	1,113,011
67,305		United Bankshares, Inc	1,968,671
45,677	*	United Community Banks, Inc	737,684
35,001	*	United Community Financial Corp	116,553
21,901		United Financial Bancorp, Inc	386,334
27,499	*	United Financial Bancorp, Inc (New)	361,887
17,338		Univest Corp of Pennsylvania	341,732
10,211	*	VantageSouth Bancshares, Inc	62,696
41,367		ViewPoint Financial Group	1,078,438
15,847	*	Walker & Dunlop, Inc	248,481
11,597		Washington Banking Co	199,468
14,882		Washington Trust Bancorp, Inc	508,964
11,878	*	Waterstone Financial, Inc	123,650
92,647		Webster Financial Corp	2,792,381
27,408		WesBanco, Inc	828,818
13,802		West Bancorporation, Inc	200,267
27,944	e	Westamerica Bancorporation	1,420,114
76,196	*	Western Alliance Bancorp	1,757,842
19,696		Westfield Financial, Inc	134,918
71,261		Wilshire Bancorp, Inc	712,610
44,442		Wintrust Financial Corp	1,991,890
8,176		WSFS Financial Corp	552,861
12,699	*	Yadkin Financial Corp	243,186
		TOTAL BANKS	146,147,873

CAPITAL GOODS - 9.4%
28,134	*	Aaon, Inc	797,599
40,581		AAR Corp	1,051,048

213

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,229	*	Accuride Corp	$226,892
28,687		Aceto Corp	627,672
74,719		Actuant Corp (Class A)	2,529,985
44,074		Acuity Brands, Inc	5,490,298
39,103	*	Aegion Corp	996,735
19,350	*	Aerovironment, Inc	653,450
69,545		Aircastle Ltd	1,221,906
7,920		Alamo Group, Inc	420,710
29,225		Albany International Corp (Class A)	1,051,516
27,779		Altra Holdings, Inc	948,931
21,981	*	Ameresco, Inc	140,898
9,670	e	American Railcar Industries, Inc	671,485
8,292		American Science & Engineering, Inc	557,222
67,857	*,e	American Superconductor Corp	86,857
11,063	*	American Woodmark Corp	332,001
10,962		Ampco-Pittsburgh Corp	219,569
28,554	*,e	API Technologies Corp	65,103
28,647		Apogee Enterprises, Inc	910,115
43,385		Applied Industrial Technologies, Inc	2,079,009
13,830		Argan, Inc	370,229
101,219	*	ArvinMeritor, Inc	1,201,470
21,306		Astec Industries, Inc	851,175
15,907	*	Astronics Corp	908,608
25,715		AZZ, Inc	1,116,545
54,165		Barnes Group, Inc	2,086,436
49,066	*	Beacon Roofing Supply, Inc	1,745,768
49,840	*	Blount International, Inc	556,713
32,404	*	Bluelinx Holdings, Inc	42,449
48,181		Brady Corp (Class A)	1,242,588
49,247	e	Briggs & Stratton Corp	1,052,408
48,898	*	Builders FirstSource, Inc	383,849
18,429	*	CAI International, Inc	400,831
322,623	*,e	Capstone Turbine Corp	664,603
30,684	*	Chart Industries, Inc	2,093,262
17,738		CIRCOR International, Inc	1,440,503
50,557		Clarcor, Inc	2,920,172
19,835	*	Columbus McKinnon Corp	525,429
38,189		Comfort Systems USA, Inc	572,835
27,114	*	Commercial Vehicle Group, Inc	263,277
13,740	*	Continental Building Products Inc	233,580
20,290		Cubic Corp	962,355
47,748		Curtiss-Wright Corp	3,053,007
76,477	*	DigitalGlobe, Inc	2,277,485
23,268		Douglas Dynamics, Inc	392,531
10,402	*	Ducommun, Inc	252,457
9,425	*	DXP Enterprises, Inc	1,067,004
34,104	*	Dycom Industries, Inc	1,070,866
15,607		Dynamic Materials Corp	315,261
68,414		EMCOR Group, Inc	3,146,360
21,363		Encore Wire Corp	1,041,019
53,012	*,e	Energy Recovery, Inc	270,891
49,059		EnerSys	3,315,407

214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,429	*	Engility Holdings, Inc	$760,602
19,112	*,e	Enphase Energy, Inc	144,296
21,083	*	EnPro Industries, Inc	1,501,320
5,371	*,e	Erickson Air-Crane, Inc	84,916
27,173		ESCO Technologies, Inc	908,122
32,003	*	Esterline Technologies Corp	3,488,967
64,280	*	Federal Signal Corp	975,770
48,136		Franklin Electric Co, Inc	1,861,419
11,886		Freightcar America, Inc	312,126
188,201	*,e	FuelCell Energy, Inc	427,216
40,232	*	Furmanite Corp	421,631
62,083	*,e	GenCorp, Inc	1,090,177
52,212		Generac Holdings, Inc	3,074,243
50,387		General Cable Corp	1,290,915
31,007	*	Gibraltar Industries, Inc	529,600
9,350		Global Brass & Copper Holdings, Inc	148,291
18,312		Global Power Equipment Group, Inc	321,009
19,511		Gorman-Rupp Co	605,817
119,439	*,e	GrafTech International Ltd	1,338,911
10,489		Graham Corp	312,992
39,152		Granite Construction, Inc	1,463,502
62,179	*	Great Lakes Dredge & Dock Corp	536,605
25,100	*	Greenbrier Cos, Inc	1,316,244
45,338		Griffon Corp	482,396
30,717	*	H&E Equipment Services, Inc	1,184,140
11,274		Hardinge, Inc	150,621
67,730		Heico Corp	3,746,824
17,906		Houston Wire & Cable Co	223,109
5,313		Hurco Cos, Inc	141,645
11,035		Hyster-Yale Materials Handling, Inc	1,063,664
52,787	*	II-VI, Inc	760,133
11,195	*	Innovative Solutions & Support, Inc	75,342
19,187		Insteel Industries, Inc	394,868
28,889		John Bean Technologies Corp	837,492
12,108		Kadant, Inc	420,753
27,659		Kaman Corp	1,160,848
33,492	*,e	KEYW Holding Corp	430,372
43,981	*	Kratos Defense & Security Solutions, Inc	317,543
20,045	*,e	Layne Christensen Co	349,184
10,523		LB Foster Co (Class A)	498,264
13,128	e	Lindsay Manufacturing Co	1,156,971
10,265	*,e	LMI Aerospace, Inc	140,015
17,311		LSI Industries, Inc	131,737
17,847	*	Lydall, Inc	417,798
13,621	*	Manitex International, Inc	224,202
60,833	*,e	Mastec, Inc	2,407,770
19,111	*	Middleby Corp	4,825,145
11,879		Miller Industries, Inc	230,096
46,557	*	Moog, Inc (Class A)	3,047,156
57,850		Mueller Industries, Inc	1,674,179
158,126		Mueller Water Products, Inc (Class A)	1,442,109
22,377	*	MYR Group, Inc	524,964

215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,403	e	National Presto Industries, Inc	$390,421
21,397	*	NCI Building Systems, Inc	334,649
17,098		NN, Inc	334,608
7,280	*	Norcraft Cos, Inc	115,606
9,384	*	Nortek, Inc	770,989
9,576	*	Northwest Pipe Co	342,534
1,765		Omega Flex, Inc	35,600
61,105	*	Orbital Sciences Corp	1,796,487
28,617	*	Orion Marine Group, Inc	335,677
6,735	*	Patrick Industries, Inc	269,871
36,742	*	Perini Corp	1,087,563
31,831	*	Pgt, Inc	316,718
29,083	*	Pike Electric Corp	279,197
19,020	*	Ply Gem Holdings, Inc	242,505
16,695	*	PMFG, Inc	94,661
48,121	*,e	Polypore International, Inc	1,668,836
9,235		Powell Industries, Inc	584,760
2,241	*,e	Power Solutions International, Inc	185,443
21,005	*	PowerSecure International, Inc	466,941
3,190		Preformed Line Products Co	190,634
36,203		Primoris Services Corp	1,012,960
17,450	*	Proto Labs, Inc	1,056,423
37,195		Quanex Building Products Corp	700,754
37,908		Raven Industries, Inc	1,171,357
23,495	*	RBC Bearings, Inc	1,462,799
38,338	*,e	Revolution Lighting Technologies, Inc	111,564
31,040	*	Rexnord Corp	830,010
35,464	*	Rush Enterprises, Inc (Class A)	1,138,394
40,997		Simpson Manufacturing Co, Inc	1,344,292
11,734	*	Sparton Corp	318,695
13,247		Standex International Corp	786,474
13,659	*	Sterling Construction Co, Inc	104,901
7,470	*	Stock Building Supply Holdings, Inc	129,306
21,314		Sun Hydraulics Corp	871,316
34,922	e	TAL International Group, Inc	1,473,010
53,224	*	Taser International, Inc	859,568
17,383	*	Tecumseh Products Co (Class A)	104,472
38,058	*	Teledyne Technologies, Inc	3,534,066
18,640		Tennant Co	1,189,046
21,036	e	Textainer Group Holdings Ltd	826,715
7,041	*,e	The ExOne Company	243,196
28,806	*	Thermon Group Holdings	686,159
53,325	e	Titan International, Inc	933,721
18,770	*,e	Titan Machinery, Inc	331,103
17,478	*	Trex Co, Inc	1,372,373
45,611	*	Trimas Corp	1,635,610
8,316		Twin Disc, Inc	240,582
20,301		Universal Forest Products, Inc	1,024,997
79,172	*	USG Corp	2,364,076
15,512	*	Vicor Corp	129,680
69,441	*	Wabash National Corp	927,732
26,487		Watsco, Inc	2,725,777

216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,615		Watts Water Technologies, Inc (Class A)	$1,522,318
69,928		Woodward Governor Co	3,134,872
10,800	*	Xerium Technologies, Inc	145,800
		TOTAL CAPITAL GOODS	156,578,223

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
55,922		ABM Industries, Inc	1,514,927
49,181	e	Acacia Research (Acacia Technologies)	788,863
113,413	*	ACCO Brands Corp	695,222
30,824	*,e	Acorn Energy, Inc	71,512
22,532		Administaff, Inc	722,376
36,714	*	Advisory Board Co	2,102,244
22,331		American Ecology Corp	997,079
40,180	*	ARC Document Solutions, Inc	257,152
7,473		Barrett Business Services, Inc	376,714
49,747		Brink’s Co	1,265,564
41,773	*	Casella Waste Systems, Inc (Class A)	213,042
35,444	*	CBIZ, Inc	303,755
14,084		CDI Corp	215,767
19,543	e	Ceco Environmental Corp	310,538
62,570	*,e	Cenveo, Inc	193,341
759		Compx International, Inc	6,983
34,223		Corporate Executive Board Co	2,362,071
11,204		Courier Corp	162,794
9,692	*	CRA International, Inc	210,995
51,919		Deluxe Corp	2,852,949
27,631	*	EnerNOC, Inc	652,092
27,181		Ennis, Inc	406,628
13,674		Exponent, Inc	962,923
9,815	*	Franklin Covey Co	198,950
40,387	*	FTI Consulting, Inc	1,385,274
19,793		G & K Services, Inc (Class A)	1,047,841
72,351		Geo Group, Inc	2,425,929
15,541	*	GP Strategies Corp	408,417
70,622		Healthcare Services Group	2,055,100
18,797		Heidrick & Struggles International, Inc	354,323
7,793	*	Heritage-Crystal Clean, Inc	124,688
60,231		Herman Miller, Inc	1,856,922
46,560		HNI Corp	1,640,309
23,678	*	Huron Consulting Group, Inc	1,685,874
20,377	*	ICF International, Inc	794,092
149,056	*	ICO Global Communications Holdings Ltd	245,942
45,556	*	Innerworkings, Inc	328,003
60,027		Interface, Inc	1,079,886
10,838		Intersections, Inc	60,910
27,346		Kelly Services, Inc (Class A)	575,907
26,986		Kforce, Inc	623,916
34,394		Kimball International, Inc (Class B)	576,443
51,473		Knoll, Inc	936,294
49,292	*	Korn/Ferry International	1,431,933
26,186		McGrath RentCorp	826,954
16,862	*	Mistras Group, Inc	382,936

217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,024		Mobile Mini, Inc	$1,724,080
28,547		MSA Safety, Inc	1,505,854
12,746		Multi-Color Corp	444,198
51,031	*	Navigant Consulting, Inc	857,321
5,347		NL Industries, Inc	53,630
100,371	*,e	Odyssey Marine Exploration, Inc	219,812
47,080	*	On Assignment, Inc	1,647,800
21,875	*	Performant Financial Corp	190,531
26,291		Quad	569,200
41,452		Resources Connection, Inc	564,162
32,360	*	RPX Corp	530,057
12,656		Schawk, Inc (Class A)	253,120
17,070	*	SP Plus Corp	416,849
86,568		Steelcase, Inc (Class A)	1,426,641
109,921	*,e	Swisher Hygiene, Inc	44,122
21,316	*	Team, Inc	914,243
67,142	*	Tetra Tech, Inc	1,924,961
12,082	*	TRC Cos, Inc	71,646
41,770	*	TrueBlue, Inc	1,117,348
15,019		Unifirst Corp	1,445,429
41,235		United Stationers, Inc	1,547,550
20,122		Viad Corp	463,812
4,274		VSE Corp	266,997
25,975	*	WageWorks, Inc	1,100,561
21,852		West Corp	532,096
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	58,524,394

CONSUMER DURABLES & APPAREL - 3.1%
49,423	*,e	American Apparel, Inc	31,947
13,425		Arctic Cat, Inc	548,948
9,579		Bassett Furniture Industries, Inc	132,094
25,836	*,e	Beazer Homes USA, Inc	489,851
24,185	*,e	Black Diamond, Inc	269,663
12,164	e	Blyth, Inc	113,977
92,540		Brunswick Corp	3,719,183
72,758	e	Callaway Golf Co	633,722
7,382	*	Cavco Industries, Inc	575,427
13,051	e	Columbia Sportswear Co	1,122,125
89,372	*	CROCS, Inc	1,352,198
9,977		CSS Industries, Inc	239,149
8,520		Culp, Inc	153,786
26,438	e	Ethan Allen Interiors, Inc	641,915
8,613	*,e	EveryWare Global, Inc	23,427
3,540		Flexsteel Industries, Inc	121,493
16,878	*	G-III Apparel Group Ltd	1,211,334
32,070	*	Helen of Troy Ltd	2,010,789
10,255		Hooker Furniture Corp	142,032
116,143	*,e	Hovnanian Enterprises, Inc (Class A)	517,998
49,552	*	Iconix Brand Group, Inc	2,105,960
8,700	*	Installed Building Products Inc	121,017
29,120	*,e	iRobot Corp	975,520
21,630	e	Jakks Pacific, Inc	189,479

218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,848		Johnson Outdoors, Inc	$80,539
129,135	*	Kate Spade & Co	4,490,024
83,234	e	KB Home	1,374,193
52,675		La-Z-Boy, Inc	1,276,315
62,579	*,e	Leapfrog Enterprises, Inc	428,666
11,860	*	LGI Homes, Inc	174,579
23,092	*	Libbey, Inc	615,864
8,125		Lifetime Brands, Inc	155,187
24,034	*	M/I Homes, Inc	535,237
8,340	*	Malibu Boats Inc	185,648
7,584		Marine Products Corp	53,846
39,514	e	MDC Holdings, Inc	1,090,586
39,274	*	Meritage Homes Corp	1,515,191
18,370		Movado Group, Inc	721,574
4,790		Nacco Industries, Inc (Class A)	256,696
30,213	*	Nautilus, Inc	251,674
9,130	*	New Home Co Inc	125,537
13,797		Oxford Industries, Inc	910,740
12,107	*	Perry Ellis International, Inc	182,816
47,404		Pool Corp	2,797,784
136,635	*	Quiksilver, Inc	877,197
8,793		RG Barry Corp	160,736
47,782		Ryland Group, Inc	1,834,351
39,226	*	Skechers U.S.A., Inc (Class A)	1,607,874
19,941	*	Skullcandy, Inc	153,546
59,599	*,e	Smith & Wesson Holding Corp	914,845
149,574	*	Standard-Pacific Corp	1,195,096
61,799	*	Steven Madden Ltd	2,200,662
19,903	e	Sturm Ruger & Co, Inc	1,280,758
14,629	*,e	TRI Pointe Homes, Inc	235,088
48,645	*	Tumi Holdings, Inc	993,331
7,320	*	UCP, Inc (Class A)	103,578
16,024	*	Unifi, Inc	354,771
15,184	*	Universal Electronics, Inc	567,122
21,902	*,e	Vera Bradley, Inc	619,827
11,380	*	Vince Holding Corp	313,064
6,460	*	WCI Communities, Inc	123,838
5,740		Weyco Group, Inc	144,017
14,732	*	William Lyon Homes, Inc	384,505
101,338	e	Wolverine World Wide, Inc	2,847,598
30,442	*	Zagg, Inc	132,423
		TOTAL CONSUMER DURABLES & APPAREL	51,709,957

CONSUMER SERVICES - 3.6%
17,975	*	American Public Education, Inc	621,935
14,430	*	Ascent Media Corp (Series A)	992,351
25,121	*	BJ’s Restaurants, Inc	717,205
56,412	*	Bloomin’ Brands, Inc	1,202,704
25,202		Bob Evans Farms, Inc	1,181,218
72,342	*	Boyd Gaming Corp	855,082
22,076	*	Bravo Brio Restaurant Group, Inc	330,478
19,677	*	Bridgepoint Education, Inc	311,880

219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,518	*	Bright Horizons Family Solutions	$510,484
18,962	*	Buffalo Wild Wings, Inc	2,770,727
41,835	*,e	Caesars Entertainment Corp	772,692
11,200		Capella Education Co	653,632
54,608	*	Career Education Corp	394,270
15,391	e	Carriage Services, Inc	247,641
24,423	*	Carrols Restaurant Group, Inc	163,878
20,017		CBRL Group, Inc	1,896,411
51,092		Cheesecake Factory	2,293,520
14,069		Churchill Downs, Inc	1,235,680
15,964	*	Chuy’s Holdings, Inc	573,906
20,480		ClubCorp Holdings, Inc	385,843
80,249	*,e	Corinthian Colleges, Inc	92,286
10,642	*	Del Frisco’s Restaurant Group, Inc	276,798
91,605	*	Denny’s Corp	617,418
18,870	*	Diamond Resorts International, Inc	353,058
16,743		DineEquity, Inc	1,269,287
9,480	*,e	Diversified Restaurant Holdings, Inc	47,495
24,131	*,e	Education Management Corp	95,800
7,280		Einstein Noah Restaurant Group, Inc	111,821
22,469	*	Fiesta Restaurant Group, Inc	822,590
46,051	*	Grand Canyon Education, Inc	1,985,719
55,249		Hillenbrand, Inc	1,679,570
20,770	*,e	Houghton Mifflin Harcourt Co	424,331
6,775	*,e	Ignite Restaurant Group, Inc	95,799
28,814		International Speedway Corp (Class A)	905,912
39,609		Interval Leisure Group, Inc	1,020,724
18,250	*	Intrawest Resorts Holdings Inc	206,955
19,018	*	Isle of Capri Casinos, Inc	129,322
23,697	*,e	ITT Educational Services, Inc	639,819
43,124	*	Jack in the Box, Inc	2,308,859
19,322	*	Jamba, Inc	213,701
4,080	*	JTH Holding, Inc	110,976
27,752	*,e	K12, Inc	657,167
66,528	*	Krispy Kreme Doughnuts, Inc	1,166,901
43,518	*,e	Life Time Fitness, Inc	2,088,864
65,919	*	LifeLock, Inc	1,034,928
21,676		Lincoln Educational Services Corp	88,438
19,848	*	Luby’s, Inc	107,576
21,313		Marcus Corp	356,567
30,348	*	Marriott Vacations Worldwide Corp	1,653,359
28,043		Matthews International Corp (Class A)	1,131,535
9,969	*	Monarch Casino & Resort, Inc	159,903
28,585	*	Morgans Hotel Group Co	214,388
30,059	*	Multimedia Games, Inc	877,723
2,830	*	Nathan’s Famous, Inc	139,462
6,810	*,e	Noodles & Co	223,300
95,805	*	Orient-Express Hotels Ltd (Class A)	1,255,046
32,818		Papa John’s International, Inc	1,439,397
58,761	*,e	Pinnacle Entertainment, Inc	1,367,368
24,425	*	Popeyes Louisiana Kitchen, Inc	930,593
8,540	*,e	Potbelly Corp	145,180
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,592	*	Red Robin Gourmet Burgers, Inc	$991,964
48,223		Regis Corp	633,650
61,842	*	Ruby Tuesday, Inc	476,802
37,817		Ruth’s Chris Steak House, Inc	476,116
50,393	*	Scientific Games Corp (Class A)	603,708
57,193	*	Sonic Corp	1,088,955
70,464		Sotheby’s (Class A)	2,963,716
11,757		Speedway Motorsports, Inc	213,860
1,468	*	Steak N Shake Co	629,801
14,939	*	Steiner Leisure Ltd	644,917
11,052	*	Strayer Education, Inc	471,147
63,977		Texas Roadhouse, Inc (Class A)	1,582,791
25,743		Town Sports International Holdings, Inc	180,458
22,688		Universal Technical Institute, Inc	272,483
36,566		Vail Resorts, Inc	2,531,464
		TOTAL CONSUMER SERVICES	60,319,304

DIVERSIFIED FINANCIALS - 3.9%
230,334		Apollo Investment Corp	1,840,369
128,946		BGC Partners, Inc (Class A)	924,543
73,505	e	BlackRock Kelso Capital Corp	667,425
20,490		Calamos Asset Management, Inc (Class A)	249,568
1,163		California First National Bancorp	17,247
14,107		Capital Southwest Corp	495,156
3,950	e	Capitala Finance Corp	72,601
29,441		Cash America International, Inc	1,282,156
18,737	e	Cohen & Steers, Inc	759,036
18,604	*	Consumer Portfolio Services, Inc	129,856
105,446	*	Cowen Group, Inc	433,383
7,470	*	Credit Acceptance Corp	982,454
5,349	e	Deerfield Capital Corp	41,241
2,795		Diamond Hill Investment Group, Inc	331,822
40,963	*,e	Dollar Financial Corp	381,775
25,145	*,e	Encore Capital Group, Inc	1,086,767
32,013		Evercore Partners, Inc (Class A)	1,710,455
54,619	*	Ezcorp, Inc (Class A)	569,676
9,521	*	FBR Capital Markets Corp	245,642
15,352	e	Fidus Investment Corp	281,249
137,269		Fifth Street Finance Corp	1,277,974
50,196	e	Financial Engines, Inc	2,221,173
29,686	*	First Cash Financial Services, Inc	1,447,786
12,008	*,e	First Marblehead Corp	63,162
10,794	e	Firsthand Technology Value Fund, Inc	211,131
16,371		Friedman Billings Ramsey Group, Inc (Class A)	433,013
35,927	e	FXCM, Inc	556,150
11,047		Gain Capital Holdings, Inc	111,575
6,400		GAMCO Investors, Inc (Class A)	485,952
5,343	e	Garrison Capital, Inc	75,336
76,197		GFI Group, Inc	283,453
21,705	e	Gladstone Capital Corp	209,887
31,584		Gladstone Investment Corp	248,250
38,122	e	Golub Capital BDC, Inc	637,400
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,675	*	Green Dot Corp	$445,975
28,293		Greenhill & Co, Inc	1,418,894
21,937	*,e	GSV Capital Corp	192,607
61,329	e	Hercules Technology Growth Capital, Inc	838,981
33,886		HFF, Inc (Class A)	1,152,124
8,241	e	Horizon Technology Finance Corp	107,957
15,303	*,e	Imperial Holdings, Inc	102,377
16,182	*	International Assets Holding Corp	306,163
40,034	*	Internet Capital Group, Inc	815,893
37,263	*	Investment Technology Group, Inc	769,108
25,000	e	iShares Russell 2000 Index Fund	2,799,500
150,686	e	Janus Capital Group, Inc	1,827,821
12,000	*	JGWPT Holdings, Inc	170,040
13,025		JMP Group, Inc	90,003
33,315	e	KCAP Financial, Inc	265,521
71,072	*	KCG Holdings, Inc	707,166
110,884	*	Ladenburg Thalmann Financial Services, Inc	302,713
39,514	e	Main Street Capital Corp	1,242,320
15,130		Manning & Napier, Inc	251,461
6,820	*	Marcus & Millichap, Inc	112,735
38,909		MarketAxess Holdings, Inc	2,096,417
8,576		Marlin Business Services Corp	147,250
74,485		MCG Capital Corp	250,270
22,188		Medallion Financial Corp	301,757
47,791	e	Medley Capital Corp	623,195
22,746	e	MVC Capital, Inc	296,608
24,057		Nelnet, Inc (Class A)	1,016,649
48,735		New Mountain Finance Corp	697,398
23,318	*	NewStar Financial, Inc	266,292
19,657		NGP Capital Resources Co	133,864
10,213		Nicholas Financial, Inc	160,548
10,059		Oppenheimer Holdings, Inc	256,102
15,491	e	PennantPark Floating Rate Capital Ltd	215,325
65,717		PennantPark Investment Corp	703,172
57,194	*	PHH Corp	1,359,501
24,302	*	Pico Holdings, Inc	565,021
16,142	*	Piper Jaffray Cos	707,988
51,678	*	Portfolio Recovery Associates, Inc	2,953,398
314,685	e	Prospect Capital Corp	3,401,745
13,706		Pzena Investment Management, Inc (Class A)	148,984
1,880	e	RCS Capital Corp (Class A)	64,672
5,332	*	Regional Management Corp	81,793
10,743		Resource America, Inc (Class A)	91,423
22,336	*	Safeguard Scientifics, Inc	469,279
5,170		Silvercrest Asset Management Group, Inc	89,958
46,151		Solar Capital Ltd	1,010,707
11,439	e	Solar Senior Capital Ltd	189,315
25,770	*,e	Springleaf Holdings, Inc	592,195
15,761	e	Stellus Capital Investment Corp	211,985
64,128	*	Stifel Financial Corp	2,999,267
33,164	*	SWS Group, Inc	245,745
38,274		TCP Capital Corp	619,656
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,373		THL Credit, Inc	$461,629
54,063	e	TICC Capital Corp	520,627
28,310		Triangle Capital Corp	738,042
6,848	*	Virtus Investment Partners, Inc	1,266,811
37,647	*,e	Walter Investment Management Corp	1,000,657
7,310		Westwood Holdings Group, Inc	425,223
7,678	e	WhiteHorse Finance, Inc	104,728
102,180	*,e	WisdomTree Investments, Inc	1,153,612
8,992	*,e	World Acceptance Corp	652,819
		TOTAL DIVERSIFIED FINANCIALS	63,975,649

ENERGY - 6.1%
89,716	*	Abraxas Petroleum Corp	489,849
2,634		Adams Resources & Energy, Inc	189,806
25,039		Alon USA Energy, Inc	407,885
221,515	*,e	Alpha Natural Resources, Inc	952,515
25,464	*,e	Amyris Biotechnologies, Inc	89,633
7,548	*,e	APCO Argentina, Inc	105,521
36,141	*,e	Approach Resources, Inc	749,926
215,597	e	Arch Coal, Inc	987,434
21,260	*	Athlon Energy, Inc	859,117
30,237	*	Basic Energy Services, Inc	798,862
49,897	*,e	Bill Barrett Corp	1,181,561
7,084		Bolt Technology Corp	119,578
29,932	*	Bonanza Creek Energy, Inc	1,455,294
135,094	*,e	BPZ Energy, Inc	364,754
36,881		Bristow Group, Inc	2,832,461
47,060	*,e	C&J Energy Services, Inc	1,414,624
94,955	*,e	Cal Dive International, Inc	140,533
42,230	*	Callon Petroleum Co	387,671
20,484	e	CARBO Ceramics, Inc	2,865,916
46,921	*	Carrizo Oil & Gas, Inc	2,581,593
36,130	*	CHC Group Ltd	243,878
6,154	*	Clayton Williams Energy, Inc	889,130
72,630	*,e	Clean Energy Fuels Corp	642,776
60,260	*	Cloud Peak Energy, Inc	1,186,519
48,823		Comstock Resources, Inc	1,357,279
15,606	*	Contango Oil & Gas Co	749,712
9,422		Dawson Geophysical Co	266,266
38,789		Delek US Holdings, Inc	1,240,860
21,378	*	Diamondback Energy, Inc	1,537,933
54,635	*,e	Emerald Oil, Inc	386,269
46,225	*,e	Endeavour International Corp	159,014
73,962	e	Energy XXI Bermuda Ltd	1,769,911
30,809	*	EPL Oil & Gas, Inc	1,205,864
36,558		Equal Energy Ltd	165,608
20,184	*	Era Group, Inc	576,253
19,447		Evolution Petroleum Corp	229,475
171,868	e	EXCO Resources, Inc	1,091,362
58,290		Exterran Holdings, Inc	2,507,636
148,656	*	Forest Oil Corp	276,500
39,930	*	Forum Energy Technologies, Inc	1,192,310
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,700	*	Frontline Ltd	$185,980
61,379	*,e	FX Energy, Inc	346,791
32,600		GasLog Ltd	873,028
62,968	*	Gastar Exploration, Inc	417,478
13,279	*,e	Geospace Technologies Corp	771,908
30,654	*,e	Goodrich Petroleum Corp	770,948
25,700		Green Plains Renewable Energy, Inc	768,430
14,310		Gulf Island Fabrication, Inc	287,059
27,084		Gulfmark Offshore, Inc	1,219,051
238,638	*,e	Halcon Resources Corp	1,317,282
7,359		Hallador Petroleum Co	67,408
108,435	*	Helix Energy Solutions Group, Inc	2,606,777
164,100	*	Hercules Offshore, Inc	733,527
36,000	*	Hornbeck Offshore Services, Inc	1,491,480
131,975	*	ION Geophysical Corp	580,690
753	*,e	Isramco, Inc	97,890
14,010	*	Jones Energy, Inc (Class A)	216,735
154,603	*	Key Energy Services, Inc	1,552,214
43,682	*,e	KiOR, Inc (Class A)	26,650
30,482		Knightsbridge Tankers Ltd	364,260
270,288	*	Kodiak Oil & Gas Corp	3,435,361
175,474	*	Magnum Hunter Resources Corp	1,491,529
60,781	*	Matador Resources Co	1,745,630
25,964	*	Matrix Service Co	804,105
37,164	*,e	Midstates Petroleum Co, Inc	219,268
30,208	*,e	Miller Petroleum, Inc	145,603
12,734	*	Mitcham Industries, Inc	175,729
13,696	*	Natural Gas Services Group, Inc	420,330
87,008	*	Newpark Resources, Inc	1,047,576
91,022	e	Nordic American Tanker Shipping	785,520
72,620	e	North Atlantic Drilling Ltd	623,080
65,407	*,e	Northern Oil And Gas, Inc	1,009,230
14,117	*,e	Nuverra Environmental Solutions, Inc	240,130
6,899		Panhandle Oil and Gas, Inc (Class A)	302,521
124,600	*	Parker Drilling Co	826,098
36,038	*	PDC Energy, Inc	2,294,539
56,704	*,e	Penn Virginia Corp	943,555
61,120	*	Petroquest Energy, Inc	367,942
11,994	*	PHI, Inc	537,331
64,133	*	Pioneer Energy Services Corp	960,071
138,512	*,e	Quicksilver Resources, Inc	451,549
24,776	*	Renewable Energy Group, Inc	291,614
66,913	*,e	Resolute Energy Corp	501,848
46,649	*	Rex Energy Corp	982,428
6,220	*	Rex Stores Corp	406,539
12,517	*	RigNet, Inc	585,295
62,613	*	Rosetta Resources, Inc	2,964,099
23,370	*	RSP Permian, Inc	662,540
38,977	*,e	Sanchez Energy Corp	1,102,270
186,724		Scorpio Tankers, Inc	1,682,383
20,864	*	SEACOR Holdings, Inc	1,739,849
43,334		SemGroup Corp	2,768,176
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,232	e	Ship Finance International Ltd	$1,009,000
51,787	*,e	Solazyme, Inc	557,228
51,419	*	Stone Energy Corp	2,522,102
43,634	*,e	Swift Energy Co	538,007
50,862	*	Synergy Resources Corp	592,034
34,006		Targa Resources Investments, Inc	3,672,308
61,582	e	Teekay Tankers Ltd (Class A)	214,921
30,795	*	Tesco Corp	615,900
81,138	*	Tetra Technologies, Inc	1,014,225
13,271	*	TGC Industries, Inc	67,151
71,991	*,e	Triangle Petroleum Corp	692,553
81,015	*,e	Uranium Energy Corp	86,686
143,671	*,e	Ur-Energy, Inc	172,405
59,928	*	Vaalco Energy, Inc	552,536
214,691	*,e	Vantage Drilling Co	358,534
34,661		W&T Offshore, Inc	665,491
85,880	*	Warren Resources, Inc	435,412
56,615	e	Western Refining, Inc	2,462,753
12,191	*	Westmoreland Coal Co	360,976
39,572	*	Willbros Group, Inc	439,645
32,742	*,e	ZaZa Energy Corp	16,191
		TOTAL ENERGY	100,904,470

FOOD & STAPLES RETAILING - 1.3%
28,575		Andersons, Inc	1,779,937
39,563		Casey’s General Stores, Inc	2,716,396
17,635	*,e	Chefs’ Warehouse Holdings, Inc	354,287
17,507	*,e	Fairway Group Holdings Corp	121,324
13,576		Ingles Markets, Inc (Class A)	312,112
8,850	*,e	Natural Grocers by Vitamin C	315,060
23,305	*	Pantry, Inc	350,507
19,627		Pricesmart, Inc	1,884,977
747,388	*	Rite Aid Corp	5,455,932
32,859	e	Roundy’s, Inc	222,455
36,604		Spartan Stores, Inc	788,450
206,903	*	Supervalu, Inc	1,446,252
18,467	*,e	Susser Holdings Corp	1,428,976
50,415	*	United Natural Foods, Inc	3,480,148
6,310		Village Super Market (Class A)	152,639
11,106		Weis Markets, Inc	511,876
		TOTAL FOOD & STAPLES RETAILING	21,321,328

FOOD, BEVERAGE & TOBACCO - 2.1%
2,538		Alico, Inc	88,627
86,738	*	Alliance One International, Inc	222,917
14,472	*,e	Annie’s, Inc	470,485
53,861		B&G Foods, Inc (Class A)	1,766,641
8,387	*,e	Boston Beer Co, Inc (Class A)	2,063,537
60,857	*	Boulder Brands, Inc	898,249
13,115		Calavo Growers, Inc	407,745
15,093		Cal-Maine Foods, Inc	899,996
48,465	*	Chiquita Brands International, Inc	556,378
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,294		Coca-Cola Bottling Co Consolidated	$435,326
13,395	*	Craft Brewers Alliance, Inc	200,523
161,426	*	Darling International, Inc	3,230,134
22,506	*,e	Diamond Foods, Inc	688,008
6,962	*	Farmer Bros Co	137,221
39,270		Fresh Del Monte Produce, Inc	1,134,510
1,918		Griffin Land & Nurseries, Inc (Class A)	56,006
39,214	*	Hain Celestial Group, Inc	3,373,188
14,550	*	Inventure Foods, Inc	174,891
15,256		J&J Snack Foods Corp	1,427,962
8,366		John B. Sanfilippo & Son, Inc	192,836
18,902		Lancaster Colony Corp	1,793,422
48,673		Lance, Inc	1,292,755
3,949	e	Lifeway Foods, Inc	59,275
11,368	e	Limoneira Co	261,123
10,036	*	National Beverage Corp	193,494
20,184	*	Omega Protein Corp	229,290
62,942	*	Pilgrim’s Pride Corp	1,375,912
39,069	*	Post Holdings, Inc	2,041,746
23,384		Sanderson Farms, Inc	1,923,802
300	*	Seaboard Corp	731,400
8,066	*	Seneca Foods Corp	229,074
12,572	*,e	Synutra International, Inc	70,152
20,893	e	Tootsie Roll Industries, Inc	588,974
36,923	*	TreeHouse Foods, Inc	2,763,317
23,885	e	Universal Corp	1,303,404
65,426	e	Vector Group Ltd	1,393,574
		TOTAL FOOD, BEVERAGE & TOBACCO	34,675,894

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
22,718	*,e	Abaxis, Inc	922,578
38,847	*,e	Abiomed, Inc	920,285
36,579	*	Acadia Healthcare Co, Inc	1,537,050
75,446	*,e	Accuray, Inc	633,746
6,009	*	Addus HomeCare Corp	129,915
39,333	*,e	Air Methods Corp	2,189,668
74,979	*	Align Technology, Inc	3,778,192
5,918	*	Alliance HealthCare Services, Inc	168,426
8,590	*	Almost Family, Inc	184,427
54,502	*	Alphatec Holdings, Inc	73,578
32,945	*	Amedisys, Inc	449,040
46,203	*	AMN Healthcare Services, Inc	576,613
32,520	*	Amsurg Corp	1,408,441
12,608		Analogic Corp	946,609
26,207	*	Angiodynamics, Inc	352,222
12,095	*	Anika Therapeutics, Inc	516,940
111,067	*,e	Antares Pharma, Inc	308,766
28,777	*	Arthrocare Corp	1,396,548
37,451	*,e	athenahealth, Inc	4,630,442
24,518	*	AtriCure, Inc	377,577
1,601		Atrion Corp	461,616
34,530	*,e	Biolase Technology, Inc	66,643
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,603	*,e	Bio-Reference Labs, Inc	$650,316
60,496	*,e	BioScrip, Inc	418,632
33,632		Cantel Medical Corp	1,115,237
28,362	*	Capital Senior Living Corp	701,392
26,485	*	Cardiovascular Systems, Inc	761,444
55,088	*	Centene Corp	3,657,843
73,596	*,e	Cerus Corp	318,671
17,980	e	Chemed Corp	1,497,195
10,519	*	Chindex International, Inc	250,668
11,157		Computer Programs & Systems, Inc	704,341
28,200		Conmed Corp	1,306,506
11,692	*	Corvel Corp	532,454
28,150	*	Cross Country Healthcare, Inc	199,583
27,189		CryoLife, Inc	246,876
15,385	*	Cutera, Inc	158,619
28,366	*	Cyberonics, Inc	1,678,133
20,274	*	Cynosure, Inc (Class A)	497,524
19,374	*	Derma Sciences, Inc	200,327
72,441	*	DexCom, Inc	2,349,986
41,650	*	Emeritus Corp	1,242,420
64,129	*	Endologix, Inc	813,156
19,670		Ensign Group, Inc	835,975
9,159	*	Exactech, Inc	203,513
30,915	*	ExamWorks Group, Inc	1,137,672
48,477	*	Five Star Quality Care, Inc	234,144
37,394	*,e	GenMark Diagnostics, Inc	334,676
32,995	*	Gentiva Health Services, Inc	248,452
55,928	*	Globus Medical, Inc	1,365,762
24,358	*	Greatbatch, Inc	1,121,199
52,711	*	Haemonetics Corp	1,600,306
35,029	*	Hanger Orthopedic Group, Inc	1,214,455
88,776		Healthsouth Corp	3,075,201
20,098	*	HealthStream, Inc	455,220
35,181	*,e	Healthways, Inc	633,258
17,007	*,e	HeartWare International, Inc	1,444,915
88,859	*	HMS Holdings Corp	1,436,850
13,461	*	ICU Medical, Inc	750,855
5,150	*	Inogen Inc	72,667
54,883	*	Insulet Corp	2,065,247
22,894	*	Integra LifeSciences Holdings Corp	1,043,509
31,650		Invacare Corp	500,070
17,296	*	IPC The Hospitalist Co, Inc	700,488
56,152		Kindred Healthcare, Inc	1,409,415
9,721		Landauer, Inc	420,336
5,690	*	LDR Holding Corp	141,795
13,468	*	LHC Group, Inc	279,865
28,171	*	Magellan Health Services, Inc	1,626,030
49,776	*	Masimo Corp	1,332,006
62,297	*	MedAssets, Inc	1,422,241
12,776	*	Medical Action Industries, Inc	81,894
54,566	*	Medidata Solutions, Inc	1,981,291
81,597	*	Merge Healthcare, Inc	186,041
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,295	e	Meridian Bioscience, Inc	$864,601
42,741	*	Merit Medical Systems, Inc	550,077
29,318	*	Molina Healthcare, Inc	1,096,493
13,086	*	MWI Veterinary Supply, Inc	2,049,791
11,068		National Healthcare Corp	605,752
8,654	*	National Research Corp	136,387
31,271	*	Natus Medical, Inc	776,459
37,154	*	Neogen Corp	1,552,108
45,540	*	NuVasive, Inc	1,535,153
63,013	*	NxStage Medical, Inc	720,869
34,445	*	Omnicell, Inc	912,104
53,551	*	OraSure Technologies, Inc	350,759
19,941	*	Orthofix International NV	602,218
63,596	e	Owens & Minor, Inc	2,133,010
6,100	*	Oxford Immunotec Global plc	109,190
30,982	*	PharMerica Corp	842,401
16,984	*,e	PhotoMedex, Inc	256,628
10,411	*	Providence Service Corp	422,791
40,883		Quality Systems, Inc	603,842
28,739	*,e	Quidel Corp	616,452
42,300	*,e	Rockwell Medical Technologies, Inc	429,768
56,330	*	RTI Biologics, Inc	242,219
49,120		Select Medical Holdings Corp	685,715
19,425	*	Skilled Healthcare Group, Inc (Class A)	100,233
41,285	*	Spectranetics Corp	877,719
37,879	*	Staar Surgical Co	644,322
59,963		STERIS Corp	2,881,222
11,120	*	Surgical Care Affiliates, Inc	326,706
13,596	*	SurModics, Inc	295,849
40,238	*	Symmetry Medical, Inc	332,366
9,100	*,e	Tandem Diabetes Care, Inc	159,887
70,042	*	Team Health Holdings, Inc	3,395,636
27,817	*,e	TearLab Corp	120,169
58,422	*	Thoratec Corp	1,915,073
26,691	*	Tornier BV	452,946
24,877	*	Triple-S Management Corp (Class B)	372,657
103,166	*,e	Unilife Corp	335,290
41,553		Universal American Corp	297,935
12,507		US Physical Therapy, Inc	385,841
957	*,e	USMD Holdings, Inc	12,058
2,934		Utah Medical Products, Inc	149,018
16,341	*	Vascular Solutions, Inc	358,031
4,990	*	Veracyte, Inc	63,922
22,701	*	Vocera Communications, Inc	346,190
54,882	*,e	Volcano Corp	963,728
44,556	*	WellCare Health Plans, Inc	3,006,193
70,398		West Pharmaceutical Services, Inc	3,053,865
40,888	*	Wright Medical Group, Inc	1,118,287
18,620	*	Zeltiq Aesthetics, Inc	340,560
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	111,086,483
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
46,203	*	Central Garden and Pet Co (Class A)	$382,099
26,883	*	Elizabeth Arden, Inc	987,681
21,799	e	Female Health Co	164,801
32,331	*,e	Harbinger Group, Inc	376,980
16,636		Inter Parfums, Inc	608,711
108,833	*,e	Lifevantage Corp	150,190
14,528	*	Medifast, Inc	459,811
9,628		Nature’s Sunshine Products, Inc	128,630
7,732	*	Nutraceutical International Corp	192,681
6,112		Oil-Dri Corp of America	204,813
6,220		Orchids Paper Products Co	167,131
13,203	*	Revlon, Inc (Class A)	397,938
22,295		Spectrum Brands, Inc	1,712,925
200,478	*,e	Star Scientific, Inc	131,494
6,126	*,e	USANA Health Sciences, Inc	415,710
15,984		WD-40 Co	1,164,275
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,645,870

INSURANCE - 2.4%
46,216	*	AMBAC Financial Group, Inc	1,394,799
69,128		American Equity Investment Life Holding Co	1,612,065
19,304		Amerisafe, Inc	823,315
31,780	e	Amtrust Financial Services, Inc	1,228,933
28,612	*	Argo Group International Holdings Ltd	1,270,945
8,176		Baldwin & Lyons, Inc (Class B)	212,658
6,180	e	Blue Capital Reinsurance Holdings Ltd	114,701
44,930	*	Citizens, Inc (Class A)	295,190
225,286		Conseco, Inc	3,886,184
27,319		Crawford & Co (Class B)	311,983
5,771		Donegal Group, Inc (Class A)	85,180
19,066	*	eHealth, Inc	798,675
4,459		EMC Insurance Group, Inc	147,102
31,037		Employers Holdings, Inc	631,603
10,028	*	Enstar Group Ltd	1,294,615
9,968		FBL Financial Group, Inc (Class A)	445,669
11,620		Fidelity & Guaranty Life	249,133
111,092		First American Financial Corp	2,955,047
4,030	*	Fortegra Financial Corp	29,097
29,632	*	Greenlight Capital Re Ltd (Class A)	943,186
10,514	*	Hallmark Financial Services	88,318
9,841	e	HCI Group, Inc	380,650
4,860	*,e	Health Insurance Innovations, Inc	49,037
63,790	*	Hilltop Holdings, Inc	1,425,069
40,001		Horace Mann Educators Corp	1,202,830
6,381		Independence Holding Co	83,336
12,186		Infinity Property & Casualty Corp	781,976
1,161		Investors Title Co	82,152
4,041		Kansas City Life Insurance Co	168,025
52,249		Maiden Holdings Ltd	616,538
55,993		Meadowbrook Insurance Group, Inc	313,561
45,275		Montpelier Re Holdings Ltd	1,384,509
6,376		National Interstate Corp	178,655
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,291		National Western Life Insurance Co (Class A)	$534,376
10,794	*	Navigators Group, Inc	614,934
24,495		OneBeacon Insurance Group Ltd (Class A)	378,203
6,604	*	Phoenix Cos, Inc	290,708
28,011		Platinum Underwriters Holdings Ltd	1,756,570
58,085		Primerica, Inc	2,665,521
44,326		RLI Corp	1,908,677
13,258		Safety Insurance Group, Inc	712,087
57,088		Selective Insurance Group, Inc	1,309,599
13,234		State Auto Financial Corp	270,768
21,352		Stewart Information Services Corp	651,236
83,173		Symetra Financial Corp	1,718,354
27,320	*	Third Point Reinsurance Ltd	427,285
55,299	e	Tower Group International Ltd	136,035
7,823	*	United America Indemnity Ltd	209,656
20,772		United Fire & Casualty Co	577,877
27,460		Universal Insurance Holdings, Inc	401,740
		TOTAL INSURANCE	40,048,362

MATERIALS - 4.9%
30,406		A. Schulman, Inc	1,092,183
22,842	*	Advanced Emissions Solutions, Inc	523,767
5,127	*	AEP Industries, Inc	182,624
138,500	*,e	AK Steel Holding Corp	969,500
106,243	*,e	Allied Nevada Gold Corp	360,164
28,449		AMCOL International Corp	1,304,387
28,715	e	American Vanguard Corp	511,414
22,649	*	Arabian American Development Co	247,554
71,372		Axiall Corp	3,325,935
30,109		Balchem Corp	1,865,252
57,055	*	Berry Plastics Group, Inc	1,283,167
12,703	*	Boise Cascade Co	317,829
21,180		Brush Engineered Materials, Inc	712,707
54,872	*	Calgon Carbon Corp	1,099,086
18,100	*,e	Castle (A.M.) & Co	222,268
52,773	*	Century Aluminum Co	725,629
6,705		Chase Corp	208,794
100,470	*	Chemtura	2,240,481
21,617	*	Clearwater Paper Corp	1,327,068
102,687	*	Coeur d’Alene Mines Corp	889,269
119,343		Commercial Metals Co	2,291,386
11,268		Deltic Timber Corp	684,531
75,700	*	Ferro Corp	982,586
48,962	*	Flotek Industries, Inc	1,371,426
22,615		FutureFuel Corp	453,883
57,704	*,e	General Moly, Inc	63,474
43,558		Glatfelter	1,111,600
67,390		Globe Specialty Metals, Inc	1,306,018
42,708	e	Gold Resource Corp	196,884
198,841	*	Graphic Packaging Holding Co	2,040,109
51,246		H.B. Fuller Co	2,374,227
8,881		Hawkins, Inc	321,492
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,435		Haynes International, Inc	$659,677
74,166	*	Headwaters, Inc	925,592
326,236	e	Hecla Mining Co	1,001,544
50,191	*	Horsehead Holding Corp	782,478
22,556		Innophos Holdings, Inc	1,273,061
24,158		Innospec, Inc	1,040,243
54,862	*,e	Intrepid Potash, Inc	894,251
19,157		Kaiser Aluminum Corp	1,348,653
82,434	*	Kapstone Paper and Packaging Corp	2,174,609
7,660		KMG Chemicals, Inc	119,573
21,345		Koppers Holdings, Inc	911,431
32,141	*	Kraton Polymers LLC	837,273
27,937	*	Landec Corp	331,333
142,025	*	Louisiana-Pacific Corp	2,327,790
20,502	*	LSB Industries, Inc	782,971
5,120	*,e	Marrone Bio Innovations, Inc	62,362
121,880	*,e	Midway Gold Corp	111,459
35,505		Minerals Technologies, Inc	2,112,192
157,349	*,e	Molycorp, Inc	747,408
28,719		Myers Industries, Inc	537,045
15,835		Neenah Paper, Inc	797,609
36,616		Noranda Aluminium Holding Corp	129,987
81,314	e	Olin Corp	2,284,923
9,540		Olympic Steel, Inc	251,474
32,555		OM Group, Inc	953,536
45,890	*	Omnova Solutions, Inc	418,517
142,906	*,e	Paramount Gold and Silver Corp	144,335
7,971	*	Penford Corp	100,435
96,078		PolyOne Corp	3,600,043
13,037		Quaker Chemical Corp	970,344
249,524	*	Rentech, Inc	528,991
70,974	*,e	Resolute Forest Products	1,266,176
32,637	*	RTI International Metals, Inc	919,058
25,664		Schnitzer Steel Industries, Inc (Class A)	720,388
31,462		Schweitzer-Mauduit International, Inc	1,373,002
51,009		Sensient Technologies Corp	2,757,036
19,223		Stepan Co	1,111,666
120,952	*	Stillwater Mining Co	1,908,623
72,496	*	SunCoke Energy, Inc	1,512,991
15,180	*	Taminco Corp	304,966
21,914	*,e	Texas Industries, Inc	1,899,944
25,842		Tredegar Corp	537,772
4,330	*	UFP Technologies, Inc	109,809
1,928		United States Lime & Minerals, Inc	104,228
6,753	*	Universal Stainless & Alloy	242,365
15,197	*	US Concrete, Inc	374,150
21,348	e	US Silica Holdings Inc	964,289
63,839	e	Walter Energy, Inc	459,641
52,500		Wausau Paper Corp	627,900
4,012	*	WHX Corp	90,711
53,965		Worthington Industries, Inc	1,985,912
23,463		Zep, Inc	405,675
		TOTAL MATERIALS	81,444,135
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.3%
18,709		AH Belo Corp (Class A)	$215,341
21,390	*	AMC Entertainment Holdings, Inc	494,965
3,123		Beasley Broadcasting Group, Inc	24,047
24,931	*	Carmike Cinemas, Inc	739,453
75,778	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	207,632
28,903	*	Crown Media Holdings, Inc (Class A)	103,473
90,617	*	Cumulus Media, Inc (Class A)	580,855
634	*,e	Daily Journal Corp	111,774
16,958	*,e	Dex Media, Inc	124,302
25,805	*	Entercom Communications Corp (Class A)	278,694
57,011		Entravision Communications Corp (Class A)	302,728
31,664	*	EW Scripps Co (Class A)	542,404
14,661	*,e	Global Sources Ltd	130,336
51,751	*	Gray Television, Inc	582,199
47,263		Harte-Hanks, Inc	379,995
7,622	*	Hemisphere Media Group, Inc	92,226
45,877	*	Journal Communications, Inc (Class A)	367,934
144,083	*	Live Nation, Inc	3,008,453
13,422	*	Loral Space & Communications, Inc	966,250
25,970	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	101,543
68,518	*,e	McClatchy Co (Class A)	375,479
39,236		MDC Partners, Inc	958,143
19,340	*,e	Media General, Inc (Class A)	296,289
35,756		Meredith Corp	1,575,767
63,255		National CineMedia, Inc	960,843
132,827	e	New York Times Co (Class A)	2,135,858
30,735	e	Nexstar Broadcasting Group, Inc (Class A)	1,224,790
10,348	*,e	ReachLocal, Inc	103,480
12,722	*	Reading International, Inc	90,072
10,994	*	Rentrak Corp	626,548
4,773		Saga Communications, Inc	211,444
10,350		Salem Communications	91,183
27,533		Scholastic Corp	906,111
19,790	*,e	SFX Entertainment, Inc	129,822
70,617	e	Sinclair Broadcast Group, Inc (Class A)	1,887,592
24,655	*	Sizmek, Inc	236,195
29,314	e	World Wrestling Entertainment, Inc (Class A)	571,623
		TOTAL MEDIA	21,735,843

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
78,458	*,e	Acadia Pharmaceuticals, Inc	1,579,360
13,633	*,e	Accelerate Diagnostics, Inc	251,256
7,340	*,e	Acceleron Pharma, Inc	252,129
25,848	*,e	AcelRx Pharmaceuticals, Inc	279,675
105,673	*,e	Achillion Pharmaceuticals, Inc	301,168
41,863	*	Acorda Therapeutics, Inc	1,484,043
28,968	*	Aegerion Pharmaceuticals, Inc	1,282,124
7,640	*	Aerie Pharmaceuticals, Inc	119,642
74,627	*,e	Affymetrix, Inc	554,479
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,450	*,e	Agios Pharmaceuticals, Inc	$271,287
59,588	*	Akorn, Inc	1,502,809
25,234	*,e	Albany Molecular Research, Inc	405,258
20,606	*,e	Alimera Sciences, Inc	125,284
59,490	*	Alnylam Pharmaceuticals, Inc	2,946,540
22,812	*	AMAG Pharmaceuticals, Inc	416,547
34,590	*,e	Amicus Therapeutics, Inc	76,790
30,327	*,e	Ampio Pharmaceuticals, Inc	184,691
25,366	*	Anacor Pharmaceuticals, Inc	417,778
8,420	*,e	Aratana Therapeutics, Inc	116,028
222,633	*,e	Arena Pharmaceuticals, Inc	1,424,851
4,250	*,e	Argos Therapeutics, Inc	37,740
56,735	*	Arqule, Inc	91,911
123,972	*	Array Biopharma, Inc	493,409
8,170	*	Auspex Pharmaceuticals Inc	175,165
49,321	*,e	Auxilium Pharmaceuticals, Inc	1,110,216
143,709	*	AVANIR Pharmaceuticals, Inc	715,671
55,670	*,e	AVEO Pharmaceuticals, Inc	68,474
5,230	*,e	BIND Therapeutics, Inc	49,319
39,412	*,e	BioDelivery Sciences International, Inc	351,161
37,907	*,e	Biotime, Inc	98,179
6,430	*,e	Bluebird Bio, Inc	127,314
30,409	*	Cambrex Corp	623,080
5,470	*,e	Cara Therapeutics Inc	78,713
141,498	*,e	Cell Therapeutics, Inc	417,419
6,420	*,e	Celladon Corp	75,435
89,998	*,e	Celldex Therapeutics, Inc	1,349,970
3,560	*,e	Cellular Dynamics International, Inc	42,542
19,031	*,e	Cempra, Inc	173,563
68,300	*,e	Cepheid, Inc	2,969,684
78,598	*,e	Chelsea Therapeutics International, Inc	383,558
23,376	*,e	ChemoCentryx, Inc	128,100
9,178	*	Chimerix, Inc	177,319
18,428	*	Clovis Oncology, Inc	996,402
6,750	*	Concert Pharmaceuticals Inc	60,345
5,590	*,e	Contatus Pharmaceuticals, Inc	34,379
61,775	*,e	Corcept Therapeutics, Inc	273,046
27,798	*,e	Coronado Biosciences, Inc	48,369
94,291	*,e	Curis, Inc	213,098
29,228	*	Cytokinetics, Inc	132,987
63,974	*,e	Cytori Therapeutics, Inc	144,581
160,258	*,e	Dendreon Corp	413,466
59,574	*	Depomed, Inc	834,632
3,560	*,e	Dicerna Pharmaceuticals Inc	66,821
12,948	*,e	Durata Therapeutics, Inc	175,316
124,700	*	Dyax Corp	824,267
259,899	*,e	Dynavax Technologies Corp	423,635
3,400	*,e	Eagle Pharmaceuticals, Inc	33,524
3,420	*,e	Egalet Corp	39,535
4,620	*,e	Eleven Biotheraputics Inc	62,324
27,802	*	Emergent Biosolutions, Inc	732,861
4,390	*,e	Enanta Pharmaceuticals, Inc	163,352

233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,722	*,e	Endocyte, Inc	$556,375
36,375		Enzon Pharmaceuticals, Inc	32,377
7,469	*,e	Epizyme, Inc	162,974
4,250	*,e	Esperion Thereapeutics, Inc	58,608
84,472	*,e	Exact Sciences Corp	1,013,664
198,925	*,e	Exelixis, Inc	704,195
22,190	*,e	Fibrocell Science, Inc	84,322
9,130	*,e	Five Prime Therapeutics, Inc	127,546
4,590	*	Flexion Therapeutics Inc	54,392
25,678	*	Fluidigm Corp	964,466
8,325	*,m	Forest Laboratories, Inc CVR	7,909
6,800	*,e	Foundation Medicine, Inc	198,288
7,277	*	Furiex Pharmaceuticals Inc	752,224
102,456	*,e	Galena Biopharma, Inc	251,017
3,940	*,e	Genocea Biosciences Inc	76,436
17,295	*,e	Genomic Health, Inc	453,821
156,199	*,e	Geron Corp	309,274
8,170	*	GlycoMimetics Inc	108,416
15,099	*,e	Golf Trust Of America, Inc	72,626
37,990	*,e	GTx, Inc	58,505
97,285	*,e	Halozyme Therapeutics, Inc	724,773
6,029	*	Harvard Apparatus Regenerative Technology, Inc	52,151
24,116	*	Harvard Bioscience, Inc	101,770
53,873	*,e	Horizon Pharma, Inc	763,919
9,467	*	Hyperion Therapeutics, Inc	233,267
114,571	*,e	Idenix Pharmaceuticals, Inc	631,286
84,923	*,e	Immunogen, Inc	1,098,904
71,525	*,e	Immunomedics, Inc	301,120
68,982	*	Impax Laboratories, Inc	1,803,879
50,523	*	Infinity Pharmaceuticals, Inc	493,610
34,736	*	Insmed, Inc	484,220
8,491	*,e	Insys Therapeutics, Inc	348,640
7,390	*	Intercept Pharmaceuticals, Inc	1,951,847
99,811	*	InterMune, Inc	3,201,937
11,200	*,e	Intrexon Corp	211,456
107,291	*	Ironwood Pharmaceuticals, Inc	1,182,347
114,804	*,e	Isis Pharmaceuticals, Inc	3,054,934
7,283	*,e	KaloBios Pharmaceuticals, Inc	16,532
7,730	*,e	Karyopharm Therapeutics, Inc	207,396
90,371	*,e	Keryx Biopharmaceuticals, Inc	1,334,780
8,760	*,e	Kindred Biosciences Inc	139,196
12,765	*,e	KYTHERA Biopharmaceuticals, Inc	416,267
19,404	*	Lannett Co, Inc	670,020
226,265	*,e	Lexicon Pharmaceuticals, Inc	348,448
18,193	*	Ligand Pharmaceuticals, Inc (Class B)	1,149,252
37,377	*	Luminex Corp	718,012
5,690	*	MacroGenics, Inc	113,459
148,171	*,e	MannKind Corp	970,520
63,579	*	Medicines Co	1,691,201
13,212	*,e	MEI Pharma, Inc	103,318
99,679	*,e	Merrimack Pharmaceuticals, Inc	437,591
91,332	*,e	MiMedx Group, Inc	527,899
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

47,015	*	Momenta Pharmaceuticals, Inc	$536,911
57,217	*	Nanosphere, Inc	97,841
135,627	*,e	Navidea Biopharmceuticals, Inc	226,497
126,623	*	Nektar Therapeutics	1,490,353
39,124	*,e	NeoGenomics, Inc	129,500
76,911	*	Neurocrine Biosciences, Inc	1,078,292
17,377	*,e	NewLink Genetics Corp	382,294
190,658	*,e	Novavax, Inc	835,082
102,065	*	NPS Pharmaceuticals, Inc	2,716,970
31,056	*,e	Omeros Corp	384,473
5,149	*,m	Omthera Pharmaceuticals, Inc	3,089
13,646	*	OncoGenex Pharmaceutical, Inc	52,946
4,450	*,e	OncoMed Pharmaceuticals, Inc	117,213
5,510	*,e	Onconova Therapeutics, Inc	30,746
10,100	*,e	Ophthotech Corp	343,299
193,319	*,e	Opko Health, Inc	1,598,748
102,398	*,e	Orexigen Therapeutics, Inc	575,477
15,845	*,e	Osiris Therapeutics, Inc	225,474
7,927	*,e	OvaScience, Inc	64,367
47,417	*	Pacific Biosciences of California, Inc	209,583
30,337	*,e	Pacira Pharmaceuticals, Inc	2,077,781
57,984	*	Parexel International Corp	2,629,574
162,926	e	PDL BioPharma, Inc	1,383,242
165,297	*,e	Peregrine Pharmaceuticals, Inc	287,617
11,234	*,e	Portola Pharmaceuticals, Inc	263,550
28,105		Pozen, Inc	234,958
52,671	*	Prestige Brands Holdings, Inc	1,765,532
69,478	*	Progenics Pharmaceuticals, Inc	245,257
15,339	*	Prothena Corp plc	337,458
11,990	*,e	PTC Therapeutics, Inc	234,285
22,870	*	Puma Biotechnology, Inc	1,727,600
53,252		Questcor Pharmaceuticals, Inc	4,376,249
62,670	*,e	Raptor Pharmaceutical Corp	518,281
7,515	*	Receptos, Inc	253,932
10,208	*,e	Regulus Therapeutics, Inc	72,783
6,000	*	Relypsa, Inc	133,980
31,124	*	Repligen Corp	493,315
24,617	*,e	Repros Therapeutics, Inc	415,289
19,290	*	Retrophin, Inc	275,654
7,010	*,e	Revance Therapeutics, Inc	240,303
94,651	*	Rigel Pharmaceuticals, Inc	302,883
20,381	*	Sagent Pharmaceuticals	421,683
62,593	*,e	Sangamo Biosciences, Inc	866,287
38,065	*,e	Sarepta Therapeutics, Inc	1,413,353
52,185	*	Sciclone Pharmaceuticals, Inc	249,444
122,424	*,e	Sequenom, Inc	334,218
38,187	*,e	SIGA Technologies, Inc	109,597
62,594	*,e	Spectrum Pharmaceuticals, Inc	430,021
11,303	*,e	Stemline Therapeutics, Inc	173,049
15,438	*,e	Sucampo Pharmaceuticals, Inc (Class A)	106,677
31,579	*,e	Sunesis Pharmaceuticals, Inc	162,000
19,461	*,e	Supernus Pharmaceuticals, Inc	159,775
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,054	*,e	Synageva BioPharma Corp	$1,818,434
83,695	*,e	Synergy Pharmaceuticals, Inc	375,791
53,902	*,e	Synta Pharmaceuticals Corp	226,927
31,546	*	Targacept, Inc	140,064
15,173	*	TESARO, Inc	378,718
3,640	*,e	TetraLogic Pharmaceuticals Corp	20,748
13,938	*	Tetraphase Pharmaceuticals, Inc	149,694
15,321	*,e	TG Therapeutics, Inc	81,661
88,333	*,e	TherapeuticsMD, Inc	370,999
53,152	*,e	Threshold Pharmaceuticals, Inc	217,923
7,490	*	Trevena, Inc	37,525
6,730	*,e	Ultragenyx Pharmaceutical, Inc	260,989
35,754	*	Vanda Pharmaceuticals, Inc	498,053
20,571	*,e	Verastem, Inc	171,768
100,133	*,e	Vical, Inc	113,150
102,630	*,e	Vivus, Inc	533,676
14,870	*,e	Xencor Inc	147,213
55,437	*	Xenoport, Inc	225,074
76,707	*	XOMA Corp	340,579
81,065	*,e	ZIOPHARM Oncology, Inc	291,834
97,826	*,e	Zogenix, Inc	238,695
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	101,368,304

REAL ESTATE - 8.4%
55,757		Acadia Realty Trust	1,512,687
29,274		AG Mortgage Investment Trust	517,857
15,605		Agree Realty Corp	466,121
43,836		Alexander & Baldwin, Inc	1,635,521
2,173		Alexander’s, Inc	751,336
58,919		Altisource Residential Corp	1,656,802
34,055		American Assets Trust,Inc	1,156,167
54,473		American Capital Mortgage, Inc	1,078,565
482,700		American Realty Capital Properties, Inc	6,318,543
14,444	*	American Residential Properties, Inc	259,559
20,583		AmREIT, Inc (Class B)	342,913
150,276		Anworth Mortgage Asset Corp	811,490
38,196		Apollo Commercial Real Estate Finance, Inc	649,714
22,906		Ares Commercial Real Estate Corp	292,281
19,120		Armada Hoffler Properties, Inc	185,082
377,522		ARMOUR Residential REIT, Inc	1,600,693
18,677		Ashford Hospitality Prime, Inc	286,505
59,985		Ashford Hospitality Trust, Inc	615,446
56,199		Associated Estates Realty Corp	943,019
7,998	*	AV Homes, Inc	137,006
11,028		Aviv REIT, Inc	291,029
69,051		Campus Crest Communities, Inc	594,529
100,623		Capstead Mortgage Corp	1,285,962
12,290		CatchMark Timber Trust Inc	165,669
76,286		Cedar Shopping Centers, Inc	472,210
238,750		Chambers Street Properties	1,859,863
26,232		Chatham Lodging Trust	533,297
48,980		Chesapeake Lodging Trust	1,321,970

236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

93,842		Colony Financial, Inc	$2,041,064
4,937		Consolidated-Tomoka Land Co	195,160
20,483		Coresite Realty	623,093
171,662		Cousins Properties, Inc	1,996,429
143,196		CubeSmart	2,663,446
20,436		CyrusOne, Inc	408,720
163,106		CYS Investments, Inc	1,402,712
328,159		DCT Industrial Trust, Inc	2,566,203
197,559		DiamondRock Hospitality Co	2,424,049
63,172		DuPont Fabros Technology, Inc	1,530,658
56,135		Dynex Capital, Inc	481,638
31,632		EastGroup Properties, Inc	2,000,724
116,607		Education Realty Trust, Inc	1,189,391
8,311		Ellington Residential Mortgage REIT	135,802
84,790		Empire State Realty Trust, Inc	1,297,287
53,035		Entertainment Properties Trust	2,843,206
62,792		Equity One, Inc	1,414,704
49,510		Excel Trust, Inc	624,816
125,546		FelCor Lodging Trust, Inc	1,158,790
109,548		First Industrial Realty Trust, Inc	2,012,397
59,106		First Potomac Realty Trust	770,151
35,697	*	Forestar Real Estate Group, Inc	608,634
90,614		Franklin Street Properties Corp	1,103,679
26,532		Getty Realty Corp	501,985
17,285		Gladstone Commercial Corp	304,907
146,032		Glimcher Realty Trust	1,488,066
55,425		Government Properties Income Trust	1,410,566
67,078		Gramercy Property Trust, Inc	350,147
15,141		Hannon Armstrong Sustainable Infrastructure Capital, Inc	200,164
96,639		Healthcare Realty Trust, Inc	2,430,471
204,711		Hersha Hospitality Trust	1,189,371
91,711		Highwoods Properties, Inc	3,700,539
50,925		Hudson Pacific Properties	1,199,284
84,785		Inland Real Estate Corp	886,003
125,621		Invesco Mortgage Capital, Inc	2,094,102
103,181		Investors Real Estate Trust	899,738
85,995	*	iStar Financial, Inc	1,277,886
13,524		JAVELIN Mortgage Investment Corp	178,652
65,738	e	Kennedy-Wilson Holdings, Inc	1,435,718
129,297		Kite Realty Group Trust	801,641
105,079		LaSalle Hotel Properties	3,476,013
184,073		Lexington Corporate Properties Trust	1,980,625
36,372		LTC Properties, Inc	1,405,050
174,631		Medical Properties Trust, Inc	2,357,519
46,903		Monmouth Real Estate Investment Corp (Class A)	440,419
29,764		National Health Investors, Inc	1,836,141
254,824		New Residential Investment Corp	1,554,426
92,534		New York Mortgage Trust, Inc	681,976
332,208		NorthStar Realty Finance Corp	5,321,972
12,832		One Liberty Properties, Inc	283,972
60,716		Parkway Properties, Inc	1,145,104
62,844		Pebblebrook Hotel Trust	2,164,347
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,970		Pennsylvania Real Estate Investment Trust	$1,158,004
72,314		Pennymac Mortgage Investment Trust	1,695,040
21,780		Physicians Realty Trust	298,822
41,680		Potlatch Corp	1,593,426
19,894		PS Business Parks, Inc	1,706,308
13,940		QTS Realty Trust, Inc	379,865
82,505		RAIT Investment Trust	674,891
66,265		Ramco-Gershenson Properties	1,092,047
11,480		Re/Max Holdings, Inc	323,966
83,408		Redwood Trust, Inc	1,818,294
123,741		Resource Capital Corp	680,576
72,584		Retail Opportunities Investment Corp	1,135,214
19,760		Rexford Industrial Realty, Inc	280,987
125,992		RLJ Lodging Trust	3,360,207
26,465		Rouse Properties, Inc	444,347
44,327		Ryman Hospitality Properties	2,019,095
38,064		Sabra Healthcare REIT, Inc	1,140,778
8,759		Saul Centers, Inc	401,951
23,145		Select Income REIT	712,403
16,027		Silver Bay Realty Trust Corp	240,084
32,251		Sovran Self Storage, Inc	2,447,851
41,450		STAG Industrial, Inc	975,319
182,383	*	Strategic Hotels & Resorts, Inc	1,967,913
78,750		Summit Hotel Properties, Inc	713,475
41,018		Sun Communities, Inc	1,869,190
186,805		Sunstone Hotel Investors, Inc	2,673,180
14,110	*	Tejon Ranch Co	437,551
24,741		Terreno Realty Corp	452,018
20,935		UMH Properties, Inc	206,210
12,246		Universal Health Realty Income Trust	519,598
27,374		Urstadt Biddle Properties, Inc (Class A)	558,703
68,204		Washington Real Estate Investment Trust	1,668,270
40,676		Western Asset Mortgage Capital Corp	600,785
22,229		Whitestone REIT	311,873
31,619		Winthrop Realty Trust	439,504
6,456		ZAIS Financial Corp	106,459
		TOTAL REAL ESTATE	139,335,597

RETAILING - 4.0%
25,632	*	1-800-FLOWERS.COM, Inc (Class A)	139,694
78,593	*,e	Aeropostale, Inc	390,607
8,559	*	America’s Car-Mart, Inc	309,322
48,620	*	Ann Taylor Stores Corp	1,905,418
32,061	*	Asbury Automotive Group, Inc	1,979,446
18,328	*	Audiovox Corp (Class A)	215,354
41,115	*	Barnes & Noble, Inc	674,286
37,554		Bebe Stores, Inc	189,648
17,760		Big 5 Sporting Goods Corp	216,850
12,340	*	Blue Nile, Inc	428,568
27,297	*,e	Body Central Corp	28,389
13,377	e	Bon-Ton Stores, Inc	147,147
43,935		Brown Shoe Co, Inc	1,036,427

238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,278	e	Buckle, Inc	$1,328,783
15,170	*	Burlington Stores, Inc	394,268
29,189		Cato Corp (Class A)	831,595
24,127		Children’s Place Retail Stores, Inc	1,158,096
39,983	*	Christopher & Banks Corp	249,494
17,788	*	Citi Trends, Inc	302,218
22,550	*,e	Conn’s, Inc	997,387
14,220	*,e	Container Store Group, Inc	392,330
11,667		Core-Mark Holding Co, Inc	939,660
14,178		Destination Maternity Corp	349,629
40,810	*	Destination XL Group, Inc	220,374
86,942	*	Express Parent LLC	1,266,745
51,283		Finish Line, Inc (Class A)	1,411,821
34,274	*	Five Below, Inc	1,381,585
45,159	*,e	Francesca’s Holdings Corp	738,801
38,841		Fred’s, Inc (Class A)	707,683
19,467	*	FTD Cos, Inc	590,629
24,281	*	Genesco, Inc	1,854,340
8,122	e	Gordmans Stores, Inc	36,468
22,549		Group 1 Automotive, Inc	1,626,459
20,333		Haverty Furniture Cos, Inc	519,305
12,762	*,e	HHgregg, Inc	110,008
26,404	*,e	Hibbett Sports, Inc	1,421,855
34,946		HSN, Inc	2,028,266
28,337	*	JOS A Bank Clothiers, Inc	1,829,153
13,690	*	Kirkland’s, Inc	234,236
23,102		Lithia Motors, Inc (Class A)	1,716,017
27,874	*,e	Lumber Liquidators, Inc	2,429,498
25,929	*	MarineMax, Inc	416,420
14,205	*,e	Mattress Firm Holding Corp	641,924
48,952		Men’s Wearhouse, Inc	2,319,346
31,675	e	Monro Muffler, Inc	1,786,470
28,143	*	New York & Co, Inc	117,919
29,191		Nutri/System, Inc	437,865
487,696	*	Office Depot, Inc	1,994,677
23,756	*	Orbitz Worldwide, Inc	174,607
20,720	*,e	Outerwall, Inc	1,436,932
10,900	*	Overstock.com, Inc	174,618
45,694	*	Pacific Sunwear Of California, Inc	131,599
42,714		Penske Auto Group, Inc	1,958,864
53,757	*	PEP Boys - Manny Moe & Jack	549,397
22,990	e	PetMed Express, Inc	300,939
85,161		Pier 1 Imports, Inc	1,555,040
97,182	*,e	RadioShack Corp	138,970
54,354		Rent-A-Center, Inc	1,587,680
18,334	*	Restoration Hardware Holdings, Inc	1,143,858
10,520	*	RetailMeNot, Inc	313,601
8,576	*	Sears Hometown and Outlet Stores, Inc	202,479
56,314	*	Select Comfort Corp	1,036,178
15,247		Shoe Carnival, Inc	348,241
39,094	*	Shutterfly, Inc	1,600,117
40,952		Sonic Automotive, Inc (Class A)	996,772
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,196		Stage Stores, Inc	$617,519
28,230		Stein Mart, Inc	352,875
9,601	*	Systemax, Inc	166,001
18,529	*,e	Tile Shop Holdings, Inc	261,166
12,100	*	Tilly’s, Inc	136,730
7,804		Trans World Entertainment Corp	25,519
45,563	*	Tuesday Morning Corp	636,971
38,649	*	Valuevision International, Inc (Class A)	180,877
20,247	*	Vitacost.com, Inc	135,048
31,152	*	Vitamin Shoppe, Inc	1,491,558
14,223	*	West Marine, Inc	152,186
102,135	*,e	Wet Seal, Inc (Class A)	115,413
39,729	*	WEX, Inc	3,812,792
2,335		Winmark Corp	177,133
34,323	*	Zale Corp	734,169
20,898	*	Zumiez, Inc	510,956
		TOTAL RETAILING	65,599,285

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
39,355	*	Advanced Energy Industries, Inc	861,087
16,875	*	Alpha & Omega Semiconductor Ltd	121,500
19,134	*,e	Ambarella, Inc	475,480
71,015	*	Amkor Technology, Inc	564,569
92,637	*	Anadigics, Inc	115,796
74,565	*	Applied Micro Circuits Corp	724,026
104,971	*	Axcelis Technologies, Inc	187,898
65,973		Brooks Automation, Inc	674,904
24,984	*	Cabot Microelectronics Corp	1,083,556
52,389	*	Cavium Networks, Inc	2,219,722
24,591	*	Ceva, Inc	399,112
16	*,m	China Energy Savings Technology, Inc	0
64,834	*,e	Cirrus Logic, Inc	1,445,798
24,765		Cohu, Inc	255,080
160,225	e	Cypress Semiconductor Corp	1,517,331
37,118	*	Diodes, Inc	978,802
20,670	*	DSP Group, Inc	164,533
143,262	*	Entegris, Inc	1,588,776
91,438	*	Entropic Communications, Inc	337,406
37,871	*	Exar Corp	409,764
55,544	*	Formfactor, Inc	319,378
17,298	*	GSI Technology, Inc	109,842
137,588	*,e	GT Solar International, Inc	2,285,337
32,035		Hittite Microwave Corp	1,901,598
25,111	*	Inphi Corp	371,392
136,546	*	Integrated Device Technology, Inc	1,593,492
30,239	*	Integrated Silicon Solution, Inc	437,256
15,263	*,e	Intermolecular, Inc	41,515
71,439	*	International Rectifier Corp	1,860,272
129,921		Intersil Corp (Class A)	1,603,225
26,404		IXYS Corp	284,899
61,244	*	Kopin Corp	199,655
115,411	*	Lattice Semiconductor Corp	971,761
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,044	*	LTX-Credence Corp	$472,294
9,162	*	MA-COM Technology Solutions	160,427
25,932	*	MaxLinear, Inc	204,085
46,081		Micrel, Inc	458,967
95,214	*	Microsemi Corp	2,239,433
54,845		MKS Instruments, Inc	1,543,887
36,998	*	Monolithic Power Systems, Inc	1,372,626
50,278	*,e	MoSys, Inc	196,587
25,516	*	Nanometrics, Inc	414,890
19,646	*	NeoPhotonics Corp Ltd	113,357
4,891	*	NVE Corp	256,826
55,691	*	Omnivision Technologies, Inc	1,087,645
26,102	*	PDF Solutions, Inc	489,935
25,914	*,e	Peregrine Semiconductor Corp	139,158
22,985	*	Pericom Semiconductor Corp	185,489
62,561	*	Photronics, Inc	543,029
47,536	*	PLX Technology, Inc	275,709
206,060	*	PMC - Sierra, Inc	1,409,450
29,484		Power Integrations, Inc	1,392,529
113,539	*	Rambus, Inc	1,372,687
288,717	*	RF Micro Devices, Inc	2,436,771
22,321	*,e	Rubicon Technology, Inc	226,112
34,432	*	Rudolph Technologies, Inc	313,676
68,379	*	Semtech Corp	1,639,728
32,148	*	Sigma Designs, Inc	121,198
82,404	*	Silicon Image, Inc	462,286
47,854	*	Spansion, Inc	853,237
274,391	*	SunEdison, Inc	5,276,539
42,095	*,e	SunPower Corp	1,406,815
53,717		Tessera Technologies, Inc	1,178,014
167,756	*	Triquint Semiconductor, Inc	2,378,780
26,644	*	Ultra Clean Holdings	227,007
28,087	*	Ultratech, Inc	747,676
39,727	*	Veeco Instruments, Inc	1,468,707
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	59,170,318

SOFTWARE & SERVICES - 8.3%
40,557	*	ACI Worldwide, Inc	2,317,833
46,836	*	Actuate Corp	263,687
75,215	*	Acxiom Corp	2,124,072
33,667		Advent Software, Inc	970,283
21,231		American Software, Inc (Class A)	204,667
43,033	*,e	Angie’s List, Inc	486,703
96,319	*	Aspen Technology, Inc	4,140,753
23,985	*	AVG Technologies NV	449,239
47,191	*	Bankrate, Inc	826,786
4,110	*,e	Barracuda Networks, Inc	106,161
49,897	*	Bazaarvoice, Inc	335,308
5,030	*,e	Benefitfocus, Inc	162,972
46,392		Blackbaud, Inc	1,412,636
52,382	*,e	Blackhawk Network Holdings, Inc	1,256,644
41,849	*	Blucora, Inc	805,593
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,151	*	Bottomline Technologies, Inc	$1,207,098
32,408	*	Brightcove, Inc	279,357
29,126	*	BroadSoft, Inc	739,218
23,701	*	CACI International, Inc (Class A)	1,650,775
40,083	*	Callidus Software, Inc	382,592
12,373	*	Carbonite, Inc	122,369
46,604	*	Cardtronics, Inc	1,560,302
6,670	*,e	Care.com, Inc	81,707
10,479		Cass Information Systems, Inc	529,294
6,357	*	ChannelAdvisor Corp	166,808
14,840	*,e	Chegg, Inc	78,207
74,565	*	Ciber, Inc	322,121
47,443	*	Commvault Systems, Inc	2,296,241
17,684		Computer Task Group, Inc	279,584
36,606	*	comScore, Inc	1,146,866
23,077	*	Comverse, Inc	575,540
31,135	*	Constant Contact, Inc	805,151
105,810		Convergys Corp	2,279,147
67,944	*,e	Conversant, Inc	1,660,551
40,841	*	Cornerstone OnDemand, Inc	1,501,315
29,010	*	CoStar Group, Inc	4,667,419
7,280	*,e	Covisint Corp	51,397
33,675		CSG Systems International, Inc	887,673
7,130	*,e	Cvent, Inc	196,289
6,787	*,e	Cyan, Inc	28,370
23,584	*	Datalink Corp	302,819
44,250	*	DealerTrack Holdings, Inc	2,021,782
35,510	*,e	Demand Media, Inc	147,722
19,015	*	Demandware, Inc	943,714
38,516	*	Dice Holdings, Inc	294,647
34,897	*	Digital River, Inc	533,575
7,029		DMRC Corp	232,098
16,649	*,e	E2open, Inc	287,528
103,539		EarthLink Holdings Corp	353,068
27,883	e	Ebix, Inc	439,994
14,069	*	eGain Corp	92,011
26,618	*	Ellie Mae, Inc	649,213
21,550	*,e	Endurance International Group Holdings, Inc	272,607
23,015	*	Envestnet, Inc	848,103
22,262	*	EPAM Systems, Inc	693,016
34,345		EPIQ Systems, Inc	439,273
3,719	*	ePlus, Inc	186,099
51,333	*	Euronet Worldwide, Inc	2,360,805
29,031		EVERTEC, Inc	683,390
33,671	*	ExlService Holdings, Inc	952,721
36,139		Fair Isaac Corp	2,067,151
17,689	*,e	FleetMatics Group plc	531,201
12,907		Forrester Research, Inc	457,295
17,421	*,m	Gerber Scientific, Inc	0
7,420	*,e	Gigamon, Inc	117,013
67,305	*	Global Cash Access, Inc	444,213
28,379	*	Global Eagle Entertainment, Inc	313,020
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

71,909	*,e	Glu Mobile, Inc	$287,636
12,610	*,e	Gogo, Inc	170,487
15,060	*,e	Guidance Software, Inc	138,703
50,085	*	Guidewire Software, Inc	1,891,210
28,244		Hackett Group, Inc	169,464
36,790	e	Heartland Payment Systems, Inc	1,506,183
35,243	*	Higher One Holdings, Inc	211,106
35,752	*	iGate Corp	1,308,523
20,693	*	Imperva, Inc	473,456
53,923	*	Infoblox, Inc	1,057,969
15,802	*	Interactive Intelligence, Inc	988,731
56,117	*	Internap Network Services Corp	377,106
46,964	e	j2 Global, Inc	2,177,251
42,650	*,e	Jive Software, Inc	319,022
28,283	*	Knot, Inc	300,365
52,932	*	Limelight Networks, Inc	109,569
62,836	*	Lionbridge Technologies	369,476
25,448	*	Liquidity Services, Inc	438,978
55,674	*	Liveperson, Inc	551,173
24,327	*	LogMeIn, Inc	1,105,662
4,660	*	Luxoft Holding, Inc	125,773
22,147	*,e	magicJack VocalTec Ltd	391,559
80,244	*	Manhattan Associates, Inc	2,530,093
23,797		Mantech International Corp (Class A)	709,864
27,058		Marchex, Inc (Class B)	250,286
8,089	*,e	Marin Software, Inc	75,875
6,803	*	Marketo, Inc	184,633
5,550	*,e	Mavenir Systems, Inc	82,806
69,640		MAXIMUS, Inc	2,964,575
98,084		Mentor Graphics Corp	2,030,339
9,258	*	MicroStrategy, Inc (Class A)	1,124,199
38,594	*,e	Millennial Media, Inc	246,616
24,067	*,e	Mitek Systems, Inc	78,458
11,374	*	Model N, Inc	102,480
35,712	*,e	ModusLink Global Solutions, Inc	144,276
21,833	*	MoneyGram International, Inc	288,196
39,744		Monotype Imaging Holdings, Inc	1,049,639
103,790	*	Monster Worldwide, Inc	715,113
40,065	*	Move, Inc	428,295
37,224	*	Netscout Systems, Inc	1,450,247
66,109		NIC, Inc	1,212,439
23,087	*,e	OpenTable, Inc	1,550,523
36,662		Pegasystems, Inc	607,489
33,530	*	Perficient, Inc	612,593
49,106	*	Planet Payment, Inc	129,149
29,102	*	PRG-Schultz International, Inc	187,126
53,067	*	Progress Software Corp	1,138,818
23,021	*	Proofpoint, Inc	585,654
22,871	*	PROS Holdings, Inc	626,665
121,627	*	PTC, Inc	4,301,947
4,272		QAD, Inc (Class A)	81,382
89,389	*	QLIK Technologies, Inc	1,964,770
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,092	*	Qualys, Inc	$310,415
30,845	*	QuinStreet, Inc	188,154
8,113	*	Rally Software Development Corp	106,118
20,099	*	RealNetworks, Inc	151,546
47,613	*,e	RealPage, Inc	845,131
7,367	*	Reis, Inc	121,261
5,780	*,e	Rocket Fuel, Inc	185,365
11,894	*	Rosetta Stone, Inc	141,658
20,764	*	Sapiens International Corp NV	163,413
111,736	*	Sapient Corp	1,817,945
23,847	*	Sciquest, Inc	571,851
33,943	*	Seachange International, Inc	318,046
61,807	*	ServiceSource International LLC	385,676
7,504	*,e	Shutterstock, Inc	544,115
5,854	*,e	Silver Spring Networks, Inc	87,693
18,383	*,e	Spark Networks, Inc	83,275
15,992	*	SPS Commerce, Inc	828,386
59,544	*	SS&C Technologies Holdings, Inc	2,317,452
13,371	*	Stamps.com, Inc	464,107
60,393	*	SupportSoft, Inc	149,171
39,492	*	Sykes Enterprises, Inc	781,547
29,989	*	Synchronoss Technologies, Inc	912,865
15,482	*	Syntel, Inc	1,243,514
37,998	*	TA Indigo Holding Corp	347,682
81,700	*	Take-Two Interactive Software, Inc	1,665,046
32,511	*,e	Tangoe, Inc	488,965
11,550	*,e	TechTarget, Inc	74,151
51,989	*	TeleCommunication Systems, Inc (Class A)	132,572
17,382	*	TeleNav, Inc	106,552
20,263	*	TeleTech Holdings, Inc	488,946
6,250	*,e	Textura Corp	111,312
126,658	*	TiVo, Inc	1,502,164
9,627	*	Travelzoo, Inc	172,708
7,180	*,e	Tremor Video, Inc	32,382
27,951	*,e	Trulia, Inc	950,334
32,278	*	Tyler Technologies, Inc	2,635,499
28,114	*	Ultimate Software Group, Inc	3,363,278
51,946	*	Unisys Corp	1,265,924
16,193		United Online, Inc	191,887
91,628	*,e	Unwired Planet, Inc	208,912
5,380	*	Varonis Systems, Inc	135,953
26,581	*	Vasco Data Security International	303,289
54,076	*	Verint Systems, Inc	2,366,907
42,484	*,e	VirnetX Holding Corp	669,123
23,267	*	Virtusa Corp	767,113
33,202	*,e	VistaPrint Ltd	1,310,483
21,034	*	Vocus, Inc	378,191
67,169	*,e	Vringo, Inc	274,721
29,004	*,e	WebMD Health Corp (Class A)	1,278,786
42,752	*	Website Pros, Inc	1,312,914
8,220	*,e	Wix.com Ltd	168,428
8,301	*	Xoom Corp	185,195
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,338	*	Yelp, Inc	$1,944,272
5,110	*,e	YuMe, Inc	34,186
23,624	*,e	Zillow, Inc	2,567,929
62,199	*	Zix Corp	204,013
		TOTAL SOFTWARE & SERVICES	138,305,274

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
59,647		Adtran, Inc	1,337,882
13,220	*	Agilysys, Inc	165,779
11,654	e	Alliance Fiber Optic Products, Inc	223,990
27,817		Anixter International, Inc	2,725,510
4,090	*	Applied Optoelectronics, Inc	92,025
119,021	*	ARRIS Group, Inc	3,105,258
108,990	*	Aruba Networks, Inc	2,154,732
13,205	*	Audience, Inc	151,857
23,868	*	AX Holding Corp	182,590
14,296		Badger Meter, Inc	708,367
8,741		Bel Fuse, Inc (Class B)	190,204
44,844		Belden CDT, Inc	3,309,936
54,671	*	Benchmark Electronics, Inc	1,267,274
16,503		Black Box Corp	350,854
36,400	*	CalAmp Corp	646,100
42,496	*	Calix Networks, Inc	374,390
41,110	*	Checkpoint Systems, Inc	524,975
102,931	*,e	Ciena Corp	2,034,946
88,966	*	Cognex Corp	3,063,099
24,742	*	Coherent, Inc	1,477,345
17,328		Comtech Telecommunications Corp	550,164
4,350	*,e	Control4 Corp	76,821
40,347	*	Cray, Inc	1,158,362
34,113		CTS Corp	606,870
37,828		Daktronics, Inc	492,521
27,736	*	Digi International, Inc	245,741
19,249	*	DTS, Inc	358,224
18,247		Electro Rent Corp	294,689
26,837		Electro Scientific Industries, Inc	227,578
47,242	*	Electronics for Imaging, Inc	1,785,275
79,624	*	Emulex Corp	569,312
97,581	*	Extreme Networks, Inc	558,163
28,690	*	Fabrinet	619,704
17,406	*	FARO Technologies, Inc	694,499
42,917		FEI Co	3,412,760
95,084	*,e	Finisar Corp	2,486,447
84,216	*,e	Fusion-io, Inc	726,784
29,697	*	GSI Group, Inc	360,522
104,740	*	Harmonic, Inc	736,322
54,128	*	Harris Stratex Networks, Inc (Class A)	81,733
25,395	*	Hutchinson Technology, Inc	70,598
36,196	*	Imation Corp	156,367
30,475	*	Immersion Corp	345,586
124,288	*	Infinera Corp	1,113,620
43,969	*	Insight Enterprises, Inc	1,148,470
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,220	e	InterDigital, Inc	$1,465,878
58,915	*,e	InvenSense, Inc	1,268,440
40,181	*	Itron, Inc	1,526,878
58,393	*	Ixia	725,241
43,373	*	Kemet Corp	217,299
13,369	*	KVH Industries, Inc	180,615
22,457		Littelfuse, Inc	2,033,481
28,731	*	Maxwell Technologies, Inc	432,689
15,827	*	Measurement Specialties, Inc	1,018,467
36,455	*	Mercury Computer Systems, Inc	508,912
2,786		Mesa Laboratories, Inc	238,760
38,011		Methode Electronics, Inc	1,054,425
16,067		MTS Systems Corp	1,035,839
8,095	*	Multi-Fineline Electronix, Inc	100,216
30,993	*,e	Neonode, Inc	165,813
39,262	*	Netgear, Inc	1,268,163
39,404	*	Newport Corp	736,067
12,335	*	Numerex Corp	126,434
20,632	*	Oplink Communications, Inc	353,632
20,065	*	OSI Systems, Inc	1,119,828
21,736		Park Electrochemical Corp	579,482
92,494	*,e	Parkervision, Inc	421,773
9,596		PC Connection, Inc	192,016
18,630		PC-Tel, Inc	153,698
44,338		Plantronics, Inc	1,931,807
34,864	*	Plexus Corp	1,461,499
19,855	*,e	Procera Networks, Inc	183,857
91,030	*	QLogic Corp	1,054,127
202,570	*,e	Quantum Corp	218,776
22,283	*	Radisys Corp	71,306
44,396	*,e	RealD, Inc	486,580
10,218		Richardson Electronics Ltd	102,384
29,019	*	Rofin-Sinar Technologies, Inc	644,222
17,499	*	Rogers Corp	1,050,290
46,355	*	Ruckus Wireless, Inc	484,410
85,157	*	Sanmina Corp	1,724,429
28,436	*	Scansource, Inc	1,092,227
63,459	*	ShoreTel, Inc	479,115
34,136	*,e	Silicon Graphics International Corp	412,363
212,176	*	Sonus Networks, Inc	693,816
47,011	*	Speed Commerce, Inc	155,136
32,475	*	Super Micro Computer, Inc	661,191
32,793	*,e	Synaptics, Inc	2,038,085
26,652	*	SYNNEX Corp	1,795,812
5,443		Tessco Technologies, Inc	179,020
52,184	*	TTM Technologies, Inc	411,732
13,158	*,e	Ubiquiti Networks, Inc	509,609
10,841	*,e	Uni-Pixel, Inc	59,300
40,305	*,e	Universal Display Corp	1,049,945
40,343	*	Viasat, Inc	2,590,424
2,330	*	Viasystems Group, Inc	28,007
18,460	*,e	Violin Memory, Inc	66,456
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,679	*	Vishay Precision Group, Inc	$222,010
48,667	*	Westell Technologies, Inc	158,654
15,415	*	Zygo Corp	296,585
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	82,201,465

TELECOMMUNICATION SERVICES - 0.7%
91,711	*	8x8, Inc	889,597
9,847		Atlantic Tele-Network, Inc	582,647
17,606	*	Boingo Wireless, Inc	116,200
32,438	*	Cbeyond Communications, Inc	320,812
206,387	*	Cincinnati Bell, Inc	691,396
48,227		Cogent Communications Group, Inc	1,662,385
40,945	e	Consolidated Communications Holdings, Inc	815,624
20,553	*,e	Fairpoint Communications, Inc	280,343
35,012	*	General Communication, Inc (Class A)	365,525
9,958	*	Hawaiian Telcom Holdco, Inc	265,082
11,706	*	HickoryTech Corp	138,950
17,121		IDT Corp (Class B)	271,197
55,117	*	inContact, Inc	454,715
35,409		Inteliquent, Inc	482,979
65,874	*,e	Iridium Communications, Inc	439,379
16,804		Lumos Networks Corp	221,981
16,952	e	NTELOS Holdings Corp	233,768
42,203	*	Orbcomm, Inc	264,613
48,667	*	Premiere Global Services, Inc	619,044
10,860	*,e	RingCentral, Inc	164,638
25,238		Shenandoah Telecom Co	707,421
7,380	*	Straight Path Communications, Inc	51,660
68	*,m	Touch America Holdings, Inc	0
67,591	*,e	Towerstream Corp	125,043
22,936		USA Mobility, Inc	392,894
156,886	*	Vonage Holdings Corp	602,442
		TOTAL TELECOMMUNICATION SERVICES	11,160,335

TRANSPORTATION - 1.8%
51,328	*	Air Transport Services Group, Inc	401,898
15,389		Allegiant Travel Co	1,807,438
26,405		Arkansas Best Corp	1,040,885
26,779	*	Atlas Air Worldwide Holdings, Inc	936,997
20,769		Celadon Group, Inc	477,895
17,632	*	Echo Global Logistics, Inc	344,882
31,039		Forward Air Corp	1,372,855
53,681	*,e	Hawaiian Holdings, Inc	775,690
48,577		Heartland Express, Inc	1,057,036
37,632	*	Hub Group, Inc (Class A)	1,680,269
7,072		International Shipholding Corp	190,520
238,064	*,e	JetBlue Airways Corp	1,881,896
60,103		Knight Transportation, Inc	1,426,244
24,067		Marten Transport Ltd	564,612
43,574		Matson, Inc	1,032,268
9,219	*	Park-Ohio Holdings Corp	538,297
5,252	*	Patriot Transportation Holding, Inc	183,190
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,890	*	Quality Distribution, Inc	$275,157
52,744	*	Republic Airways Holdings, Inc	438,303
19,764	*	Roadrunner Transportation Services Holdings, Inc	486,787
24,738	*	Saia, Inc	1,018,463
134,180	*	Scorpio Bulkers, Inc	1,200,911
54,268		Skywest, Inc	629,509
61,125	*	Spirit Airlines, Inc	3,474,345
84,202	*	Swift Transportation Co, Inc	2,025,058
18,824	*	Ultrapetrol Bahamas Ltd	53,272
4,949		Universal Truckload Services, Inc	122,042
90,711		UTI Worldwide, Inc	888,061
47,451		Werner Enterprises, Inc	1,214,746
43,363	*	Wesco Aircraft Holdings, Inc	878,534
52,476	*,e	XPO Logistics, Inc	1,424,199
28,806	*,e	YRC Worldwide, Inc	646,119
		TOTAL TRANSPORTATION	30,488,378

UTILITIES - 3.3%
41,534	e	Allete, Inc	2,149,800
39,258		American States Water Co	1,191,873
6,341		Artesian Resources Corp	139,629
140,029	e	Atlantic Power Corp	415,886
61,714		Avista Corp	1,984,105
45,302		Black Hills Corp	2,616,190
48,910		California Water Service Group	1,100,475
10,362		Chesapeake Utilities Corp	655,500
62,291		Cleco Corp	3,273,392
11,662		Connecticut Water Service, Inc	379,015
14,392		Consolidated Water Co, Inc	167,235
5,749		Delta Natural Gas Co, Inc	109,633
100,692	*,e	Dynegy, Inc	2,864,687
41,231		El Paso Electric Co	1,559,356
44,466		Empire District Electric Co	1,081,413
11,805	*	Genie Energy Ltd	95,621
51,168		Idacorp, Inc	2,872,572
33,519		Laclede Group, Inc	1,589,136
35,836		MGE Energy, Inc	1,369,652
15,216		Middlesex Water Co	309,341
43,662		New Jersey Resources Corp	2,171,311
27,866	e	Northwest Natural Gas Co	1,233,628
38,931		NorthWestern Corp	1,883,482
23,110	e	NRG Yield, Inc	990,032
17,698	e	Ormat Technologies, Inc	472,183
37,448		Otter Tail Corp	1,097,226
20,010		Pattern Energy Group, Inc	536,268
77,954		Piedmont Natural Gas Co, Inc	2,789,974
81,180		PNM Resources, Inc	2,247,062
77,863		Portland General Electric Co	2,606,075
15,112	*,e	Pure Cycle Corp	84,778
15,987		SJW Corp	435,326
33,435		South Jersey Industries, Inc	1,920,841
48,062		Southwest Gas Corp	2,643,891
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

57,481		UIL Holdings Corp			$2,111,277
15,318		Unitil Corp			508,558
41,915		UNS Energy Corp			2,517,415
52,143		WGL Holdings, Inc			2,074,770
12,436		York Water Co			248,844
		TOTAL UTILITIES			54,497,452

		TOTAL COMMON STOCKS			1,656,612,754
		(Cost $1,271,556,345)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
16,387	*,m	Magnum Hunter Resources Corp			0
		TOTAL ENERGY			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
34,794	*,m	Trius Therapeutics, Inc			4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,523

TELECOMMUNICATION SERVICES - 0.0%
55,538	*,m	Leap Wireless International, Inc			139,956
		TOTAL TELECOMMUNICATION SERVICES			139,956

		TOTAL RIGHTS / WARRANTS			144,479
		(Cost $139,956)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 14.8%
TREASURY DEBT - 0.0%
$400,000	d	United States Treasury Bill	0.045%	05/08/14	399,996
		TOTAL TREASURY DEBT			399,996

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.8%
245,952,460	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			245,952,460
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			245,952,460
		TOTAL SHORT-TERM INVESTMENTS			246,352,456
		(Cost $246,352,456)

		TOTAL INVESTMENTS - 114.6%			1,903,109,689
		(Cost $1,518,048,757)
		OTHER ASSETS & LIABILITIES, NET - (14.6)%			(242,488,107)
		NET ASSETS - 100.0%			$1,660,621,582
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $239,071,912.
m	Indicates a security that has been deemed illiquid.
250

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

 EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

 April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

BRAZIL - 10.7%
17,958		AES Tiete S.A.	$141,022
90,700		All America Latina Logistica S.A.	359,180
1,012,235		AMBEV S.A.	7,399,677
79,055	*	Anhanguera Educacional Participacoes S.A.	489,274
136,130		Banco Bradesco S.A.	2,091,020
454,864		Banco Bradesco S.A. (Preference)	6,770,686
184,386		Banco do Brasil S.A.	1,935,857
38,168		Banco do Estado do Rio Grande do Sul	214,141
541,710		Banco Itau Holding Financeira S.A.	8,940,432
200,339		Banco Santander Brasil S.A.	1,338,738
131,500		BB Seguridade Participacoes S.A.	1,541,023
407,774		BM&F Bovespa S.A.	2,084,818
85,900		BR Malls Participacoes S.A.	739,285
38,500		BR Properties S.A.	307,517
46,565		Bradespar S.A.	403,052
31,415		Braskem S.A.	214,435
58,376		Centrais Eletricas Brasileiras S.A.	203,684
44,092		Centrais Eletricas Brasileiras S.A. (Preference)	249,355
41,089		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	523,529
29,957		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,417,407
186,256		Cia de Concessoes Rodoviarias	1,457,637
74,100		Cia de Saneamento Basico do Estado de Sao Paulo	701,869
11,100		Cia de Saneamento de Minas Gerais-COPASA	173,239
164,391		Cia Energetica de Minas Gerais	1,252,610
36,820		Cia Energetica de Sao Paulo (Class B)	436,440
28,385		Cia Hering	299,922
20,395		Cia Paranaense de Energia	292,239
147,930		Cia Siderurgica Nacional S.A.	567,903
150,872		Cielo S.A.	2,672,696
41,036		Cosan SA Industria e Comercio	703,764
49,100		CPFL Energia S.A.	416,406
59,005		Cyrela Brazil Realty S.A.	357,774
31,228		EcoRodovias Infraestrutura e Logistica S.A.	186,689
45,100		EDP - Energias do Brasil S.A.	195,995
125,879		Empresa Brasileira de Aeronautica S.A.	1,088,439
56,200	*	Estacio Participacoes S.A.	601,886
50,263	*	Fibria Celulose S.A.	500,432
183,975		Gerdau S.A. (Preference)	1,103,149
71,582		Hypermarcas S.A.	527,455
149,764		JBS S.A.	517,180
99,020		Klabin S.A.	519,580
40,300		Kroton Educacional S.A.	863,204
26,191		Localiza Rent A Car	391,147
20,700		Lojas Americanas S.A.	132,291
251

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

80,337		Lojas Americanas S.A.(Preference)	$608,540
26,330		Lojas Renner S.A.	774,638
6,900		M Dias Branco S.A.	298,250
89,700		Marcopolo S.A.	164,536
54,417		Metalurgica Gerdau S.A.	394,384
68,256		MRV Engenharia e Participacoes S.A.	216,117
15,000		Multiplan Empreendimentos Imobiliarios S.A.	331,517
34,892		Natura Cosmeticos S.A.	597,612
45,153		Odontoprev S.A.	181,240
139,765		Oi S.A. (Preference)	134,139
140,256		Perdigao S.A.	3,176,557
656,672		Petroleo Brasileiro S.A.	4,603,109
923,746		Petroleo Brasileiro S.A. (Preference)	6,864,658
23,681		Porto Seguro S.A.	345,165
41,300	*	Qualicorp S.A.	401,377
44,300		Raia Drogasil S.A.	377,486
59,420		Satipel Industrial S.A.	257,160
78,845		Souza Cruz S.A.	719,585
25,205		Sul America SA	184,820
64,600		Suzano Papel e Celulose S.A.	210,625
63,921		Telefonica Brasil S.A.	1,342,778
181,666		Tim Participacoes S.A.	985,832
23,600		Totvus S.A.	385,369
33,100		Tractebel Energia S.A.	492,251
19,800		Transmissora Alianca de Energia Eletrica S.A.	177,154
76,680		Ultrapar Participacoes S.A.	1,925,125
82,817	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	323,877
280,600		Vale S.A.	3,699,805
410,173		Vale S.A. (Preference)	4,860,083
57,720		Weg S.A.	696,601
		TOTAL BRAZIL	89,054,468

CHILE - 1.5%
491,917		AES Gener S.A.	269,438
443,665		Aguas Andinas S.A.	274,657
4,915,012		Banco de Chile	635,701
5,719		Banco de Credito e Inversiones	317,626
13,476,294		Banco Santander Chile S.A.	814,900
13,627		CAP S.A.	203,948
237,961		Centros Comerciales Sudamericanos S.A.	790,863
31,332		Cia Cervecerias Unidas S.A.	369,134
1,613,052		Colbun S.A.	400,194
24,997,329		CorpBanca S.A.	293,453
46,711		Embotelladora Andina S.A.	188,150
93,752		Empresa Electrica del Norte Grande S.A.	118,968
718,618		Empresa Nacional de Electricidad S.A.	1,063,061
21,506		Empresa Nacional de Telecomunicaciones S.A.	264,019
237,342	*	Empresas CMPC S.A.	533,400
113,612		Empresas COPEC S.A.	1,486,275
4,282,333		Enersis S.A.	1,386,348
64,247		Lan Airlines S.A.	981,635
154,560		SACI Falabella	1,318,672
252

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

20,942		Sociedad Quimica y Minera de Chile S.A. (Class B)	$669,507
84,413		Vina Concha y Toro S.A.	178,788
		TOTAL CHILE	12,558,737

CHINA - 17.1%
164,000	e	AAC Technologies Holdings, Inc	918,290
336,000		Agile Property Holdings Ltd	273,354
5,220,000		Agricultural Bank of China	2,196,475
388,000		Air China Ltd	220,687
1,128,000	*,e	Aluminum Corp of China Ltd	404,419
286,500	e	Anhui Conch Cement Co Ltd	1,069,719
210,000	e	Anta Sports Products Ltd	307,829
496,000		AviChina Industry & Technology Co	265,472
16,909,000		Bank of China Ltd	7,450,075
2,184,500	e	Bank of Communications Co Ltd	1,360,696
331,500		BBMG Corp	233,350
446,000		Beijing Capital International Airport Co Ltd	311,023
124,500		Beijing Enterprises Holdings Ltd	1,084,213
832,000	e	Beijing Enterprises Water Group Ltd	528,777
44,500		Biostime Internatonal Holdings Ltd	296,302
676,000		Brilliance China Automotive Holdings Ltd	1,044,720
119,000	*,e	Byd Co Ltd	643,933
385,520	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	257,883
568,700		China Agri-Industries Holdings Ltd	227,529
488,000		China BlueChemical Ltd	261,967
985,000	*,e	China Cinda Asset Management Co Ltd	496,753
2,042,600		China Citic Bank	1,220,167
1,306,000	e	China Coal Energy Co	707,626
1,086,000	e	China Communications Construction Co Ltd	712,497
572,400		China Communications Services Corp Ltd	290,482
15,894,350		China Construction Bank	11,004,818
618,000		China Everbright International Ltd	775,319
214,000		China Everbright Ltd	286,791
476,000		China Gas Holdings Ltd	774,832
192,200	*	China Insurance International Holdings Co Ltd	305,936
115,700		China International Marine Containers Group Co Ltd	228,623
1,654,000		China Life Insurance Co Ltd	4,302,969
647,000		China Longyuan Power Group Corp	666,409
312,000		China Mengniu Dairy Co Ltd	1,605,593
1,079,500		China Merchants Bank Co Ltd	1,934,227
274,020		China Merchants Holdings International Co Ltd	859,860
1,236,500	e	China Minsheng Banking Corp Ltd	1,247,519
1,311,500		China Mobile Hong Kong Ltd	12,483,479
690,000	e	China National Building Material Co Ltd	654,556
464,000		China Oilfield Services Ltd	1,112,407
922,000	e	China Overseas Land & Investment Ltd	2,269,670
607,400		China Pacific Insurance Group Co Ltd	1,909,736
414,000		China Pharmaceutical Group Ltd	344,938
481,000	e	China Railway Construction Corp	399,156
971,000		China Railway Group Ltd	434,896
274,000	e	China Resources Enterprise	780,221
253

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

212,000		China Resources Gas Group Ltd	$628,864
466,000		China Resources Land Ltd	961,765
436,000		China Resources Power Holdings Co	1,095,824
825,500		China Shenhua Energy Co Ltd	2,241,828
917,000	*,e	China Shipping Container Lines Co Ltd	219,623
502,000	e	China South Locomotive and Rolling Stock Corp	367,407
418,000	e	China State Construction International Holdings Ltd	699,205
3,238,000		China Telecom Corp Ltd	1,656,525
1,086,000		China Unicom Ltd	1,664,876
688,000	e	Chongqing Rural Commercial Bank	302,562
333,000	e	Citic Pacific Ltd	584,852
289,000	e	CITIC Securities Co Ltd	580,825
4,120,000		CNOOC Ltd	6,809,734
701,000	*,e	COSCO Holdings	278,028
423,098		COSCO Pacific Ltd	567,885
1,017,008		Country Garden Holdings Co Ltd	407,776
768,000		Datang International Power Generation Co Ltd	286,416
634,000		Dongfeng Motor Group Co Ltd	847,581
1,475,000	e	Evergrande Real Estate Group	660,789
308,000		Far East Horizon Ltd	208,849
387,000	e	Fosun International	469,207
844,000	e	Franshion Properties China Ltd	266,157
808,000	e	Fushan International Energy Group Ltd	243,179
1,185,000	e	Geely Automobile Holdings Ltd	411,948
148,000	e	Golden Eagle Retail Group Ltd	191,428
2,394,000	e	GOME Electrical Appliances Holdings Ltd	451,969
234,000	e	Great Wall Motor Co Ltd	1,064,531
150,000		Greentown China Holdings Ltd	151,071
642,000	e	Guangdong Investments Ltd	697,987
500,000		Guangzhou Automobile Group Co Ltd	505,409
1,236,000	e	Guangzhou Investment Co Ltd	239,923
209,200	e	Guangzhou R&F Properties Co Ltd	274,071
159,000		Haitian International Holdings Ltd	320,324
352,400		Haitong Securities Co Ltd	494,256
167,000		Hengan International Group Co Ltd	1,760,522
724,000		Huaneng Power International, Inc	708,714
16,336,000		Industrial & Commercial Bank of China	9,761,047
338,000	e	Jiangsu Express	380,793
386,000	e	Jiangxi Copper Co Ltd	638,559
1,390,000	e	Lenovo Group Ltd	1,583,980
314,000		Longfor Properties Co Ltd	406,328
192,500	*	New China Life insurance Co Ltd	567,907
397,000	e	Nine Dragons Paper Holdings Ltd	261,739
1,305,000	e	People’s Insurance Co Group of China Ltd	501,292
768,840	*	PICC Property & Casualty Co Ltd	1,016,282
427,000		Ping An Insurance Group Co of China Ltd	3,169,249
434,000	e	Poly Hong Kong Investment Ltd	188,436
392,000	e	Shandong Weigao Group Medical Polymer Co Ltd	397,170
842,000		Shanghai Electric Group Co Ltd	331,336
123,000		Shanghai Industrial Holdings Ltd	381,725
182,200		Shanghai Pharmaceuticals Holding Co Ltd	333,710
149,000	e	Shell Electric MFG	88,652
254

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

884,149	*	Shui On Land Ltd	$234,265
494,000		Sihuan Pharmaceutical Holdings	546,024
736,603	e	Sino-Ocean Land Holdings Ltd	390,380
277,000		Sinopec Engineering Group Co Ltd	310,038
986,000	e	Sinopec Shanghai Petrochemical Co Ltd	240,965
244,800	e	Sinopharm Group Co	646,433
16,500		Sinotruk Hong Kong Ltd	8,759
457,000		Soho China Ltd	364,133
556,500	e	Sun Art Retail Group Ltd	724,969
221,500	*	Tencent Holdings Ltd	13,945,626
448,000		Tingyi Cayman Islands Holding Corp	1,247,169
92,000		Tsingtao Brewery Co Ltd	671,764
286,000	e	Uni-President China Holdings Ltd	236,895
1,323,000	e	Want Want China Holdings Ltd	2,079,657
123,200	e	Weichai Power Co Ltd	430,434
211,000	*,m	Wison Engineering Services Co Ltd	272
122,000	*	Wumart Stores, Inc	119,965
174,000		Xinao Gas Holdings Ltd	1,217,010
628,000	e	Yanzhou Coal Mining Co Ltd	471,270
244,000		Yingde Gases	246,374
366,000		Zhejiang Expressway Co Ltd	316,689
149,500	e	Zhongsheng Group Holdings Ltd	181,938
128,500		Zhuzhou CSR Times Electric Co Ltd	377,877
1,484,000	e	Zijin Mining Group Co Ltd	362,564
193,520	*,e	ZTE Corp	396,020
		TOTAL CHINA	142,263,798

COLOMBIA - 1.1%
41,445		Almacenes Exito S.A.	631,335
19,799		Banco Davivienda S.A.	281,970
34,700		BanColombia S.A.	476,625
89,683		BanColombia S.A. (Preference)	1,268,897
81,451		Cementos Argos S.A.	454,240
33,943	*	Cemex Latam Holdings S.A.	313,389
14,182		Corp Financiera Colombiana S.A.	274,182
1,230,974		Ecopetrol S.A.	2,291,500
57,901		Grupo Argos S.A.	637,439
22,552		Grupo Argos S.A.(Preference)	248,511
233,089		Grupo Aval Acciones y Valores	157,674
5,932		Grupo de Inversiones Suramericana S.A.	117,012
70,868		Interconexion Electrica S.A.	332,278
145,736		Isagen S.A. ESP	238,181
62,094		Suramericana de Inversiones S.A.	1,211,371
		TOTAL COLOMBIA	8,934,604

CZECH REPUBLIC - 0.3%
36,287		CEZ AS	1,092,045
3,290		Komercni Banka AS	758,594
22,077		Telefonica O2 Czech Republic AS	334,454
		TOTAL CZECH REPUBLIC	2,185,093
255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

EGYPT - 0.2%
187,491		Commercial International Bank	$1,006,224
502,803	*	Orascom Telecom Holding SAE	372,391
204,413		Talaat Moustafa Group	261,075
65,419		Telecom Egypt	138,789
		TOTAL EGYPT	1,778,479

GREECE - 0.6%
286,160	*	Alpha Bank S.A.	277,189
7,283	*	Folli Follie S.A.	252,602
33,891		Hellenic Petroleum S.A.	290,972
57,075	*	Hellenic Telecommunications Organization S.A.	911,815
24,254		JUMBO S.A.	392,008
75,557	*	National Bank of Greece S.A.	295,386
51,308		OPAP S.A.	819,391
228,286	*	Piraeus Bank S.A.	538,750
27,699		Public Power Corp	419,130
12,195	*	Titan Cement Co S.A.	384,055
		TOTAL GREECE	4,581,298

HONG KONG - 0.7%
1,045,000		Belle International Holdings Ltd	1,086,615
469,007		China Resources Cement Holdings Ltd	326,508
2,274,000	*,e	GCL Poly Energy Holdings Ltd	683,043
239,000		Haier Electronics Group Co Ltd	587,907
2,502,000	*,e	Hanergy Solar Group Ltd	358,215
241,500	*	Intime Retail Group Co Ltd	237,169
149,500		Kingboard Chemical Holdings Ltd	285,723
381,000		Lee & Man Paper Manufacturing Ltd	207,126
594,000	e	New World China Land Ltd	493,119
133,000		Shenzhou International Group Holdings Ltd	458,870
317,000	e	Shimao Property Holdings Ltd	628,583
692,000		Sino Biopharmaceutical	543,066
		TOTAL HONG KONG	5,895,944

HUNGARY - 0.2%
11,768		MOL Hungarian Oil and Gas plc	677,043
40,385	e	OTP Bank	771,193
26,552		Richter Gedeon Rt	454,768
		TOTAL HUNGARY	1,903,004

INDIA - 6.5%
32,027		Adani Enterprises Ltd	222,527
5,506	*	Aditya Birla Nuvo Ltd	101,153
141,107		Ambuja Cements Ltd	463,555
14,077		Apollo Hospitals Enterprise Ltd	209,079
62,151		Asian Paints Ltd	520,874
5,299		Associated Cement Co Ltd	113,733
16,921		Bajaj Holdings and Investment Ltd	537,384
11,784		Bank of Baroda	160,044
132,328		Bharat Heavy Electricals	396,773
64,525		Bharat Petroleum Corp Ltd	487,357
131,035		Bharti Airtel Ltd	713,565

256

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

144,075		Cairn India Ltd	$801,328
71,208		Cipla Ltd	469,920
130,767		Coal India Ltd	633,700
31,088		Dabur India Ltd	92,484
7,019		Divi S Laboratories Ltd	160,724
87,160		DLF Ltd	203,361
22,161		Dr Reddy’s Laboratories Ltd	994,557
73,083		GAIL India Ltd	448,861
1,505		GlaxoSmithKline Consumer Healthcare Ltd	104,213
17,995		Godrej Consumer Products Ltd	238,426
53,195		HCL Technologies Ltd	1,237,869
226,404		HDFC Bank Ltd	2,709,848
16,902		Hero Honda Motors Ltd	618,076
249,263		Hindalco Industries Ltd	556,121
140,548		Hindustan Lever Ltd	1,322,879
313,788		Housing Development Finance Corp	4,678,445
48,746		ICICI Bank Ltd	1,005,044
134,064		Idea Cellular Ltd	299,710
98,937		Infosys Technologies Ltd	5,263,826
485,364		ITC Ltd	2,744,143
188,438		Jaiprakash Associates Ltd	168,718
79,526	*	Jindal Steel & Power Ltd	337,155
16,929		JSW Steel Ltd	304,514
67,637	*	Kotak Mahindra Bank Ltd	901,347
69,429		Larsen & Toubro Ltd	1,493,207
55,669	*	LIC Housing Finance Ltd	242,304
50,738		Mahindra & Mahindra Financial Services Ltd	207,295
65,686		Mahindra & Mahindra Ltd	1,173,140
87,946		Mundra Port and Special Economic Zone Ltd	275,024
4,061		Nestle India Ltd	321,083
235,334		NTPC Ltd	454,141
51,135		Oil India Ltd	404,862
5,109		Piramal Healthcare Ltd	45,844
49,995		Power Finance Corp Ltd	152,605
272,806		Power Grid Corp of India Ltd	478,805
24,664	*	Ranbaxy Laboratories Ltd	194,013
21,056	*	Reliance Capital Ltd	124,210
113,701	*	Reliance Communication Ventures Ltd	231,249
22,241	*	Reliance Energy Ltd	187,831
291,535		Reliance Industries Ltd	4,531,654
120,165	*	Reliance Power Ltd	136,562
61,311		Rural Electrification Corp Ltd	242,135
230,568		Sesa Goa Ltd	710,336
23,713		Shriram Transport Finance Co Ltd	289,359
14,564		Siemens India Ltd	167,654
16,661		State Bank of India Ltd (GDR)	1,144,927
135,388		Sun Pharmaceutical Industries Ltd	1,422,281
101,600		Tata Consultancy Services Ltd	3,688,117
166,726		Tata Motors Ltd	1,153,287
255,237		Tata Power Co Ltd	330,822
66,939		Tata Steel Ltd	445,610
11,147	*	Tech Mahindra Ltd	338,942
257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

6,613		Ultra Tech Cement Ltd	$222,542
13,542	*	United Breweries Ltd	177,588
18,892		United Spirits Ltd	867,156
133,200		Wipro Ltd	1,154,410
38,480		Yes Bank Ltd	282,302
		TOTAL INDIA	53,512,610

INDONESIA - 2.6%
3,729,000		Adaro Energy Tbk	383,657
2,395,500	*	Bank Rakyat Indonesia	2,057,147
225,300		Indofood CBP Sukses Makmur Tbk	195,090
70,500		PT Astra Agro Lestari Tbk	179,506
4,324,300		PT Astra International Tbk	2,786,112
2,637,400		PT Bank Central Asia Tbk	2,511,853
659,066		PT Bank Danamon Indonesia Tbk	233,641
2,005,571		PT Bank Mandiri Persero Tbk	1,713,592
1,573,493		PT Bank Negara Indonesia	657,633
1,238,800		PT Bumi Serpong Damai	167,822
1,507,800		PT Charoen Pokphand Indonesia Tbk	493,018
465,500		PT Excelcomindo Pratama	208,796
1,404,000		PT Global MediaCom Tbk	266,512
102,600		PT Gudang Garam Tbk	502,664
110,500		PT Indo Tambangraya Megah	244,236
297,600		PT Indocement Tunggal Prakarsa Tbk	564,812
878,400		PT Indofood Sukses Makmur Tbk	537,345
368,800		PT Jasa Marga Tbk	188,425
4,834,000		PT Kalbe Farma Tbk	647,423
4,038,100		PT Lippo Karawaci Tbk	374,523
284,900	*	PT Matahari Department Store Tbk	370,182
823,800		PT Media Nusantara Citra Tbk	194,222
2,348,400		PT Perusahaan Gas Negara	1,084,618
635,700		PT Semen Gresik Persero Tbk	819,539
859,200		PT Surya Citra Media Tbk	234,357
213,500		PT Tambang Batubara Bukit Asam Tbk	182,780
9,752,500		PT Telekomunikasi Indonesia Persero Tbk	1,916,858
323,600		PT Unilever Indonesia Tbk	822,129
340,200		PT United Tractors Tbk	639,620
286,000		Tower Bersama Infrastructure	161,103
		TOTAL INDONESIA	21,339,215

KOREA, REPUBLIC OF - 15.6%
690		Amorepacific Corp	892,257
32,890		BS Financial Group	503,579
13,370	*	Celltrion, Inc	623,457
18,450	*	Cheil Communications, Inc	449,083
9,814		Cheil Industries, Inc	626,708
1,531		CJ CheilJedang Corp	459,670
2,821		CJ Corp	341,659
5,832		Daelim Industrial Co	475,879
20,970	*	Daewoo Engineering & Construction Co Ltd	173,960
9,040		Daewoo International Corp	317,076
31,412		Daewoo Securities Co Ltd	258,085
258

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

20,860		Daewoo Shipbuilding & Marine Engineering Co Ltd	$605,415
3,718	*	DC Chemical Co Ltd	653,333
23,730		DGB Financial Group Co Ltd	359,999
8,649		Dongbu Insurance Co Ltd	478,020
1,617		Doosan Corp	208,427
10,127		Doosan Heavy Industries and Construction Co Ltd	342,305
26,980	*	Doosan Infracore Co Ltd	326,245
4,499		E-Mart Co Ltd	1,028,769
2,822		GLOVIS Co Ltd	665,635
7,700	*	GS Engineering & Construction Corp	271,673
13,214		GS Holdings Corp	616,618
7,450		Halla Climate Control Corp	311,728
59,137		Hana Financial Group, Inc	2,086,712
15,450		Hankook Tire Co Ltd	896,376
18,050		Hanwha Chemical Corp	319,876
8,921		Hanwha Corp	260,038
3,732		Honam Petrochemical Corp	590,784
114,870	*	Hynix Semiconductor, Inc	4,479,177
4,965		Hyosung Corp	354,715
2,904		Hyundai Department Store Co Ltd	374,478
11,400		Hyundai Development Co	326,844
15,065		Hyundai Engineering & Construction Co Ltd	815,616
9,066		Hyundai Heavy Industries	1,704,536
11,800		Hyundai Marine & Fire Insurance Co Ltd	346,206
13,190	*	Hyundai Merchant Marine Co Ltd	132,117
2,409		Hyundai Mipo Dockyard	328,887
14,637		Hyundai Mobis	4,181,549
33,082		Hyundai Motor Co	7,376,176
8,171		Hyundai Motor Co Ltd (2nd Preference)	1,147,073
5,211		Hyundai Motor Co Ltd (Preference)	657,340
20,030		Hyundai Securities Co	135,043
15,031		Hyundai Steel Co	984,896
3,038		Hyundai Wia Corp	500,907
43,510		Industrial Bank of Korea	535,925
5,780		Jinro Ltd	140,147
20,580		Kangwon Land, Inc	595,276
83,096		KB Financial Group, Inc	2,842,614
1,029		KCC Corp	513,137
56,553		Kia Motors Corp	3,137,684
8,020		Korea Aerospace Industries Ltd	255,975
55,510		Korea Electric Power Corp	2,122,412
5,872	*	Korea Gas Corp	351,654
7,610		Korea Investment Holdings Co Ltd	279,516
2,829		Korea Kumho Petrochemical	239,883
43,560		Korea Life Insurance Co Ltd	283,913
1,897		Korea Zinc Co Ltd	625,107
4,656	*	Korean Air Lines Co Ltd	149,711
13,680		KT Corp	436,038
23,868		KT&G Corp	1,912,581
10,099		LG Chem Ltd	2,577,857
1,907		LG Chem Ltd (Preference)	276,495
20,740		LG Corp	1,156,497
259

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

22,901		LG Electronics, Inc	$1,525,343
1,933		LG Household & Health Care Ltd	885,114
2,141	*	LG Innotek Co Ltd	236,943
43,310		LG Telecom Ltd	426,553
49,500	*	LG.Philips LCD Co Ltd	1,318,368
136		Lotte Confectionery Co Ltd	232,962
2,233		Lotte Shopping Co Ltd	692,510
3,131		LS Cable Ltd	245,586
2,364		LS Industrial Systems Co Ltd	151,204
4,619		Mirae Asset Securities Co Ltd	189,782
6,042		Naver Corp	4,350,945
3,140		NCsoft	624,795
3,221	*	NHN Entertainment Corp	263,490
728		Orion Corp	556,218
565		Pacific Corp	292,308
14,129		POSCO	4,174,106
3,168		S1 Corp (Korea)	240,967
5,568		Samsung Card Co	202,242
26,868		Samsung Corp	1,689,668
12,359		Samsung Electro-Mechanics Co Ltd	794,329
23,709		Samsung Electronics Co Ltd	30,915,596
4,424		Samsung Electronics Co Ltd (Preference)	4,448,681
6,469	*	Samsung Engineering Co Ltd	485,606
7,623		Samsung Fire & Marine Insurance Co Ltd	1,810,697
35,050		Samsung Heavy Industries Co Ltd	960,105
12,988		Samsung Life Insurance Co Ltd	1,208,798
7,352		Samsung SDI Co Ltd	1,079,615
12,861		Samsung Securities Co Ltd	491,483
7,529		Samsung Techwin Co Ltd	422,715
91,866		Shinhan Financial Group Co Ltd	4,009,803
1,241		Shinsegae Co Ltd	269,433
4,760		SK C&C Co Ltd	653,391
5,482		SK Corp	972,398
14,258		SK Energy Co Ltd	1,633,387
25,290	*	SK Networks Co Ltd	233,164
1,540		SK Telecom Co Ltd	318,865
4,000	e	SK Telecom Co Ltd (ADR)	92,360
12,573		S-Oil Corp	735,810
11,429		Woongjin Coway Co Ltd	903,365
77,610	*,m	Woori Finance Holdings Co Ltd	875,018
25,261		Woori Investment & Securities Co Ltd	213,945
1,533		Yuhan Corp	269,660
		TOTAL KOREA, REPUBLIC OF	129,518,676

MALAYSIA - 3.8%
209,600		AirAsia BHD	142,613
180,100		Alliance Financial Group BHD	247,370
334,500		AMMB Holdings BHD	736,212
277,600		Astro Malaysia Holdings BHD	283,311
129,391		Berjaya Sports Toto BHD	154,157
25,100		British American Tobacco Malaysia BHD	470,409
342,200		Bumi Armada BHD	419,686
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,075,276		Bumiputra-Commerce Holdings BHD	$2,476,996
343,500		Dialog Group BHD	378,264
756,500		Digi.Com BHD	1,285,489
219,100		Felda Global Ventures Holdings BHD	303,404
355,700		Gamuda BHD	502,788
511,875		Genting BHD	1,538,553
23,400		Genting Plantations BHD	79,541
90,620		Hong Leong Bank BHD	388,791
17,200		Hong Leong Credit BHD	80,691
493,300	*	IHH Healthcare BHD	606,071
199,300		IJM Corp BHD	389,967
724,700		IOI Corp BHD	1,108,909
302,000	*	IOI Properties Group Sdn BHD	248,292
101,000		Kuala Lumpur Kepong BHD	748,492
71,200		Lafarge Malayan Cement BHD	198,196
958,104		Malayan Banking BHD	2,908,327
130,273		Malaysia Airports Holdings BHD	321,371
470,400		Maxis BHD	1,001,723
238,500	*	MISC BHD	476,502
61,500		MMC Corp BHD	52,726
108,046		Parkson Holdings BHD	97,248
621,300		Petronas Chemicals Group BHD	1,281,636
104,100		Petronas Dagangan BHD	967,366
133,600		Petronas Gas BHD	962,452
94,200		PPB Group BHD	475,409
218,500		Public Bank BHD	1,348,824
624,700		Resorts World BHD	808,022
95,943		RHB Capital BHD	243,779
889,500	*	Sapurakencana Petroleum BHD	1,175,875
586,322		Sime Darby BHD	1,696,103
209,800		Telekom Malaysia BHD	398,678
626,750		Tenaga Nasional BHD	2,284,666
549,200		TM International BHD	1,132,742
297,100		UEM Land Holdings BHD	209,777
88,500		UMW Holdings BHD	291,966
975,000		YTL Corp BHD	480,999
449,469	*	YTL Power International BHD	216,288
		TOTAL MALAYSIA	31,620,681

MEXICO - 5.0%
609,150		Alfa S.A. de C.V. (Class A)	1,604,037
7,545,770	e	America Movil S.A. de C.V. (Series L)	7,590,326
2,542,591	*,e	Cemex S.A. de C.V.	3,251,422
93,260		Coca-Cola Femsa S.A. de C.V.	1,041,755
215,186	e	Compartamos SAB de C.V.	376,990
82,400		Controladora Comercial Mexicana S.A. de C.V.	306,479
39,500	e	El Puerto de Liverpool SAB de C.V.	406,783
67,325	e	Embotelladoras Arca SAB de C.V.	428,978
285,400		Fibra Uno Administracion S.A. de C.V.	932,372
421,237		Fomento Economico Mexicano S.A. de C.V.	3,844,106
166,200	*	Genomma Lab Internacional S.A. de C.V.	421,256
60,928		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	366,423

261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

40,600		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	$496,780
346,320		Grupo Bimbo S.A. de C.V. (Series A)	956,680
113,098		Grupo Carso S.A. de C.V. (Series A1)	574,880
64,400		Grupo Comercial Chedraui S.a. DE C.V.	196,162
537,987		Grupo Financiero Banorte S.A. de C.V.	3,566,499
496,932		Grupo Financiero Inbursa S.A.	1,270,937
396,600		Grupo Financiero Santander Mexico SAB de C.V.	943,091
834,056		Grupo Mexico S.A. de C.V. (Series B)	2,504,830
552,526		Grupo Televisa S.A.	3,624,451
34,200	*	Industrias CH SAB de C.V.	182,728
28,967		Industrias Penoles S.A. de C.V.	674,271
320,142		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	832,243
219,096	e	Mexichem SAB de C.V.	815,408
133,140	*	Minera Frisco SAB de C.V.	241,494
132,100	*	OHL Mexico SAB de CV	350,678
56,600	*	Promotora y Operadora de Infraestructura SAB de C.V.	791,109
1,152,489	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	2,914,092
		TOTAL MEXICO	41,507,260

PERU - 0.3%
40,222		Cia de Minas Buenaventura S.A. (ADR) (Series B)	522,886
13,972		Credicorp Ltd (NY)	2,085,321
		TOTAL PERU	2,608,207

PHILIPPINES - 0.9%
377,180		Aboitiz Equity Ventures, Inc	479,818
403,800		Aboitiz Power Corp	330,590
395,600		Alliance Global Group, Inc	277,063
38,448		Ayala Corp	539,350
1,207,400		Ayala Land, Inc	818,220
295,156		Banco de Oro Universal Bank	585,773
157,960		Bank of the Philippine Islands	321,995
167,020		DMCI Holdings, Inc	269,531
5,710		Globe Telecom, Inc	212,301
98,450		International Container Term Services, Inc	239,216
532,680		JG Summit Holdings (Series B)	604,702
86,900		Jollibee Foods Corp	335,636
2,223,600		Metro Pacific Investments Corp	253,697
71,033	*	Metropolitan Bank & Trust	135,282
9,615		Philippine Long Distance Telephone Co	621,531
1,423,700		PNOC Energy Development Corp	178,709
29,940		SM Investments Corp	488,061
1,212,575		SM Prime Holdings	445,140
194,910		Universal Robina	640,038
		TOTAL PHILIPPINES	7,776,653

POLAND - 1.7%
7,112	*	Alior Bank S.A.	187,735
5,795		Bank Handlowy w Warszawie S.A.	215,640
73,388	*	Bank Millennium S.A.	215,598
28,198		Bank Pekao S.A.	1,809,759
5,800		Bank Zachodni WBK S.A.	713,119
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,875		BRE Bank S.A.	$470,457
27,023	*	Cyfrowy Polsat S.A.	183,417
41,936		Enea S.A.	212,326
15,689		Eurocash S.A.	207,467
20,491	*	Grupa Lotos S.A.	264,245
7,200		Jastrzebska Spolka Weglowa S.A.	99,126
30,815		KGHM Polska Miedz S.A.	1,115,747
449,595		Polish Oil & Gas Co	698,806
162,609		Polska Grupa Energetyczna S.A.	1,129,937
76,177		Polski Koncern Naftowy Orlen S.A.	1,140,666
187,939		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,579,158
12,070		Powszechny Zaklad Ubezpieczen S.A.	1,712,141
91,756		Synthos S.A.	144,619
194,976		Tauron Polska Energia S.A.	345,405
138,322		Telekomunikacja Polska S.A.	472,396
6,955		Zaklady Azotowe w Tarnowie-Moscicach S.A.	137,715
		TOTAL POLAND	14,055,479

RUSSIA - 4.8%
24,591		AFK Sistema (GDR)	586,965
155,758	*	Federal Grid Co Unified Energy System JSC (GDR)	113,703
451,000	d	Gazprom (ADR)	3,256,220
830,131		Gazprom OAO (ADR)	5,999,304
113,090		LUKOIL (ADR)	5,986,919
55,263		Magnit OAO (GDR)	2,615,186
14,049		MegaFon OAO (GDR)	366,375
117,320		MMC Norilsk Nickel (ADR)	2,121,048
107,849		Mobile TeleSystems (ADR)	1,807,549
20,812		NovaTek OAO (GDR)	2,151,774
278,399		Rosneft Oil Co (GDR)	1,750,321
26,756		Rostelecom (ADR)	348,511
234,039		RusHydro (ADR)	364,164
608,311		Sberbank of Russian Federation (ADR)	5,124,454
39,548		Severstal (GDR)	279,558
317,628		Surgutneftegaz (ADR)	2,252,382
54,442		Tatneft (GDR)	1,872,615
3,625		TMK OAO (GDR)	28,819
54,879		Uralkali (GDR)	1,217,239
545,087		VTB Bank OJSC (GDR)	1,159,545
		TOTAL RUSSIA	39,402,651

SOUTH AFRICA - 7.6%
331,683	e	African Bank Investments Ltd	393,145
22,377		African Rainbow Minerals Ltd	421,339
14,655	*,e	Anglo Platinum Ltd	697,798
87,114		AngloGold Ashanti Ltd	1,574,771
73,540		Aspen Pharmacare Holdings Ltd	1,960,087
6,919		Assore Ltd	267,802
69,316		Barclays Africa Group Ltd	1,015,415
44,200	e	Barloworld Ltd	482,186
64,598		Bidvest Group Ltd	1,773,721
58,432		Discovery Holdings Ltd	507,283
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

677,348		FirstRand Ltd	$2,492,227
36,741	e	Foschini Ltd	379,718
166,184		Gold Fields Ltd	705,337
371,402		Growthpoint Properties Ltd	858,557
82,008	*	Harmony Gold Mining Co Ltd	269,517
116,881		Impala Platinum Holdings Ltd	1,317,633
38,494		Imperial Holdings Ltd	717,937
48,055		Investec Ltd	422,952
16,887	e	Kumba Iron Ore Ltd	601,426
39,738	e	Kumba Resources Ltd	542,386
21,092		Liberty Holdings Ltd	253,001
198,032		Life Healthcare Group Holdings Pte Ltd	787,483
19,917	e	Massmart Holdings Ltd	263,989
72,110		Mediclinic International Ltd	504,397
221,470		Metropolitan Holdings Ltd	556,813
49,934		Mr Price Group Ltd	752,408
363,965		MTN Group Ltd	7,301,795
118,688		Nampak Ltd	442,785
85,163		Naspers Ltd (N Shares)	8,047,840
42,721	e	Nedbank Group Ltd	915,806
188,491		Network Healthcare Holdings Ltd	457,248
66,816	*	Northam Platinum Ltd	260,815
45,934	e	Pick’n Pay Stores Ltd	262,463
96,884		PPC Ltd	281,886
599,091		Redefine Income Fund Ltd	566,333
103,946		Remgro Ltd	2,093,271
34,316		Reunert Ltd	225,509
149,641		RMB Holdings Ltd	718,058
119,392		RMI Holdings	340,639
384,290		Sanlam Ltd	2,058,696
104,285	*	Sappi Ltd	330,576
123,853		Sasol Ltd	6,941,256
92,220		Shoprite Holdings Ltd	1,542,728
34,986		Spar Group Ltd	411,062
263,164		Standard Bank Group Ltd	3,457,698
395,587	e	Steinhoff International Holdings Ltd	2,055,605
34,157	e	Tiger Brands Ltd	913,769
91,203	e	Truworths International Ltd	732,751
80,413	e	Vodacom Group Pty Ltd	959,661
162,679		Woolworths Holdings Ltd	1,107,147
		TOTAL SOUTH AFRICA	62,944,725

TAIWAN - 11.7%
522,000	*	Acer, Inc	322,803
1,355,372		Advanced Semiconductor Engineering, Inc	1,578,279
59,900		Advantech Co Ltd	387,964
456,385		Asia Cement Corp	600,418
321,000		Asia Pacific Telecom Co Ltd	153,761
146,500		Asustek Computer, Inc	1,514,668
1,813,000	*	AU Optronics Corp	689,242
148,000		Catcher Technology Co Ltd	1,249,649
1,726,496		Cathay Financial Holding Co Ltd	2,441,239
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

163,600		Chailease Holding Co Ltd	$389,703
970,994	*	Chang Hwa Commercial Bank	564,518
349,490		Cheng Shin Rubber Industry Co Ltd	1,003,801
68,410		Cheng Uei Precision Industry Co Ltd	137,698
91,113		Chicony Electronics Co Ltd	237,273
424,333	*	China Airlines	142,018
2,836,754		China Development Financial Holding Corp	813,606
499,189		China Life Insurance Co Ltd (Taiwan)	437,328
60,000		China Motor Corp	54,346
370,605		China Petrochemical Development Corp	146,126
2,518,618		China Steel Corp	2,116,422
2,976,058	*	Chinatrust Financial Holding Co	1,770,664
844,600		Chunghwa Telecom Co Ltd	2,641,107
87,497		Clevo Co	161,288
871,000		Compal Electronics, Inc	621,399
111,000		CTCI Corp	177,268
397,000		Delta Electronics, Inc	2,437,451
936,112		E.Sun Financial Holding Co Ltd	566,217
35,000		Eclat Textile Co Ltd	383,747
181,000		Epistar Corp	396,092
257,100	*	Eva Airways Corp	130,417
286,299	*	Evergreen Marine Corp Tawain Ltd	162,769
162,731		Far Eastern Department Stores Co Ltd	151,593
634,532		Far Eastern Textile Co Ltd	650,176
341,000		Far EasTone Telecommunications Co Ltd	737,305
36,256		Farglory Land Development Co Ltd	59,465
69,000		Feng Hsin Iron & Steel Co	115,689
1,465,805		First Financial Holding Co Ltd	859,857
729,270		Formosa Chemicals & Fibre Corp	1,765,980
6,941		Formosa International Hotels Corp	81,635
372,000		Formosa Petrochemical Corp	935,650
926,600		Formosa Plastics Corp	2,390,982
104,000		Formosa Taffeta Co Ltd	108,765
171,658		Foxconn Technology Co Ltd	427,123
1,515,812		Fubon Financial Holding Co Ltd	1,961,887
1,926,800		Fuhwa Financial Holdings Co Ltd	961,828
58,000		Giant Manufacturing Co Ltd	454,132
8,000		Hermes Microvision, Inc	332,288
150,500		High Tech Computer Corp	773,968
52,200		Highwealth Construction Corp	116,548
39,524		Hiwin Technologies Corp	376,448
2,409,423		Hon Hai Precision Industry Co, Ltd	6,919,769
53,000		Hotai Motor Co Ltd	621,887
1,071,124		Hua Nan Financial Holdings Co Ltd	603,436
1,438,694	*	InnoLux Display Corp	496,997
516,060		Inventec Co Ltd	475,852
52,000		Kinsus Interconnect Technology Corp	196,615
22,000		Largan Precision Co Ltd	1,377,394
98,042		LEE Chang Yung Chem IND Corp	100,912
423,836		Lite-On Technology Corp	648,372
305,961		MediaTek, Inc	4,794,404
2,122,655		Mega Financial Holding Co Ltd	1,625,066
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,000		Merida Industry Co Ltd	$241,358
43,553	*	Nan Kang Rubber Tire Co Ltd	49,514
1,041,860		Nan Ya Plastics Corp	2,284,643
113,000		Novatek Microelectronics Corp Ltd	523,804
337,000		Pegatron Technology Corp	511,398
28,000		Phison Electronics Corp	190,678
439,000		Pou Chen Corp	558,972
118,000		Powertech Technology, Inc	190,975
130,000		President Chain Store Corp	967,345
553,000		Quanta Computer, Inc	1,517,310
93,814		Radiant Opto-Electronics Corp	378,236
91,085		Realtek Semiconductor Corp	260,053
126,735		Ruentex Development Co Ltd	224,597
96,730		Ruentex Industries Ltd	230,046
37,120	*	Scinopharm Taiwan Ltd	101,051
1,396,725	*	Shin Kong Financial Holding Co Ltd	423,049
630,000		Siliconware Precision Industries Co	933,514
49,490		Simplo Technology Co Ltd	257,822
1,231,384		SinoPac Financial Holdings Co Ltd	549,665
51,240	*	Standard Foods Corp	140,972
252,000		Synnex Technology International Corp	392,177
1,318,490	*	Taishin Financial Holdings Co Ltd	598,857
341,497	*	Taiwan Business Bank	99,642
737,914		Taiwan Cement Corp	1,172,499
1,073,074	*	Taiwan Cooperative Financial Holding	570,840
184,000		Taiwan Fertilizer Co Ltd	366,155
172,129		Taiwan Glass Industrial Corp	157,583
372,200		Taiwan Mobile Co Ltd	1,201,410
5,291,000		Taiwan Semiconductor Manufacturing Co Ltd	20,790,219
403,000		Teco Electric and Machinery Co Ltd	438,246
48,626		TPK Holding Co Ltd	371,473
28,000		Transcend Information, Inc	92,490
108,540		TSRC Corp	159,384
55,000		U-Ming Marine Transport Corp	92,617
274,000		Unimicron Technology Corp	233,221
969,819		Uni-President Enterprises Corp	1,641,901
2,621,000		United Microelectronics Corp	1,142,796
160,000		Vanguard International Semiconductor Corp	219,262
643,000	*	Walsin Lihwa Corp	211,226
461,596		Wistron Corp	385,711
265,500		WPG Holdings Co Ltd	326,625
223,700	*	Yang Ming Marine Transport	91,618
141,000		Yulon Motor Co Ltd	219,413
33,127		Zhen Ding Technology Holding Ltd	96,201
		TOTAL TAIWAN	97,157,872

THAILAND - 2.2%
220,900		Advanced Info Service PCL (Foreign)	1,656,265
87,600		Airports of Thailand PCL (Foreign)	529,039
214,400		Bangkok Bank PCL (Foreign)	1,253,913
536,000		Bangkok Dusit Medical Services PCL	246,038
303,000		Banpu PCL (Foreign)	281,460
266

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

177,700		BEC World PCL (Foreign)	$301,016
970,600		BTS Group Holdings PCL (Foreign)	250,934
245,600		Central Pattana PCL (Foreign)	344,869
551,900		Charoen Pokphand Foods PCL	461,531
913,100		CP Seven Eleven PCL (Foreign)	1,186,880
82,500		Glow Energy PCL (Foreign)	198,474
482,437		Home Product Center PCL (Foreign)	133,718
266,178		Indorama Ventures PCL (Foreign)	195,767
2,843,900		IRPC PCL (Foreign)	323,817
388,600		Kasikornbank PCL (Foreign)	2,366,525
674,350		Krung Thai Bank PCL (Foreign)	378,169
195,700		Minor International PCL (Foreign)	149,100
315,084		PTT Exploration & Production PCL (Foreign)	1,555,191
329,641		PTT Global Chemical PCL (Foreign)	629,028
194,900		PTT PCL (Foreign)	1,879,135
87,200		Siam Cement PCL (Foreign)	1,177,659
349,200		Siam Commercial Bank PCL (Foreign)	1,758,949
246,400		Thai Oil PCL (Foreign)	398,481
1,958,700		TMB Bank PCL (Foreign)	139,466
946,800	*	True Corp PCL (Foreign)	198,223
		TOTAL THAILAND	17,993,647

TURKEY - 1.6%
386,845		Akbank TAS	1,358,103
42,122		Anadolu Efes Biracilik Ve Malt Sanayii AS	505,182
42,401		Arcelik AS	262,089
45,609		BIM Birlesik Magazalar AS	1,055,783
13,295		Coca-Cola Icecek AS	312,248
415,887		Emlak Konut Gayrimenkul Yatiri	546,107
92,803		Enka Insaat ve Sanayi AS	282,099
286,527		Eregli Demir ve Celik Fabrikalari TAS	398,695
11,768	*	Ford Otomotiv Sanayi AS	133,160
168,990		Haci Omer Sabanci Holding AS	715,436
136,371		KOC Holding AS	611,102
6,898		Koza Altin Isletmeleri AS	69,171
30,382		TAV Havalimanlari Holding AS	243,942
18,527		Tofas Turk Otomobil Fabrik	113,715
33,601		Tupras Turkiye Petrol Rafine	760,150
103,711		Turk Hava Yollari	332,995
74,771		Turk Sise ve Cam Fabrikalari AS	93,857
95,157		Turk Telekomunikasyon AS	286,416
166,534	*	Turkcell Iletisim Hizmet AS	972,637
498,125		Turkiye Garanti Bankasi AS	1,834,942
131,036		Turkiye Halk Bankasi AS	881,036
343,508		Turkiye Is Bankasi (Series C)	812,392
145,963		Turkiye Vakiflar Bankasi Tao	306,539
24,562		Ulker Biskuvi Sanayi AS	188,227
186,299		Yapi ve Kredi Bankasi	389,499
		TOTAL TURKEY	13,465,522

UKRAINE - 0.0%
9,473	*	Kernel Holding S.A.	88,040
		TOTAL UKRAINE	88,040
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UNITED STATES - 1.7%
150,000		iShares MSCI Emerging Markets			$6,199,500
18,000	e	iShares MSCI South Korea Index Fund			1,125,900
37,096		Southern Copper Corp (NY)			1,118,073
145,000	e	Vanguard Emerging Markets ETF			5,936,300
		TOTAL UNITED STATES			14,379,773

		TOTAL COMMON STOCKS			816,526,436
		(Cost $801,155,225)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
621,341	*	ITAUSA Investimentos Itau PR			2,730,863
		TOTAL BRAZIL			2,730,863

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)			690
		TOTAL PHILIPPINES			690

		TOTAL PREFERRED STOCKS			2,731,553
		(Cost $2,737,947)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
1,417		AMBEV S.A.			159
3,001		Klabin S.A.			134
		TOTAL BRAZIL			293

CHINA - 0.0%
30,186	*,e	Fosun International Ltd			136
		TOTAL CHINA			136

KOREA, REPUBLIC OF - 0.0%
2,486	*,m	GS Engineering & Construction Corp			21,308
		TOTAL KOREA, REPUBLIC OF			21,308

		TOTAL RIGHTS / WARRANTS			21,737
		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.4%
GOVERNMENT AGENCY DEBT - 0.2%
$2,200,000	d	Federal Home Loan Bank (FHLB)	0.045%	05/07/10	2,199,984
		TOTAL GOVERNMENT AGENCY DEBT			2,199,984
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.2%
42,875,321	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$42,875,321
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	42,875,321
		TOTAL SHORT-TERM INVESTMENTS	45,075,305
		(Cost $45,075,305)

		TOTAL INVESTMENTS - 104.1%	864,355,031
		(Cost $848,968,477)
		OTHER ASSETS & LIABILITIES, NET - (4.1)%	(34,380,832)
		NET ASSETS - 100.0%	$829,974,199

Abbreviation(s):
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	GDR	Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,417,424.
m	Indicates a security that has been deemed illiquid.
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2014

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$229,612,821	27.8%
INFORMATION TECHNOLOGY	137,068,006	16.5
ENERGY	82,423,496	9.9
MATERIALS	75,629,144	9.1
CONSUMER DISCRETIONARY	72,268,716	8.7
CONSUMER STAPLES	69,049,285	8.3
TELECOMMUNICATION SERVICES	57,317,841	6.9
INDUSTRIALS	52,596,285	6.3
UTILITIES	29,344,817	3.5
HEALTH CARE	13,969,315	1.7
SHORT-TERM INVESTMENTS	45,075,305	5.4
OTHER ASSETS & LIABILITIES, NET	(34,380,832)	(4.1)

NET ASSETS	$829,974,199	100.0%
270

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 7.8%
253,513		AGL Energy Ltd	$3,721,563
167,701	e	ALS Ltd	1,172,902
1,111,531	*	Alumina Ltd	1,396,244
521,387		Amcor Ltd	5,003,731
1,306,250		AMP Ltd	6,147,419
365,031		APA Group	2,262,584
408,960		Asciano Group	2,063,768
1,197,288		Australia & New Zealand Banking Group Ltd	38,502,116
88,694		Australian Stock Exchange Ltd	2,935,060
171,999	e	Bank of Queensland Ltd	1,966,383
173,390		Bendigo Bank Ltd	1,858,328
989,098	*,m	BGP Holdings plc	0
1,407,031		BHP Billiton Ltd	49,550,841
356,561	e	Boral Ltd	1,892,330
677,967		Brambles Ltd	5,961,547
57,469		Caltex Australia Ltd	1,192,963
890,335		CFS Gandel Retail Trust	1,666,893
243,746		Coca-Cola Amatil Ltd	2,104,195
26,930	e	Cochlear Ltd	1,472,076
705,866		Commonwealth Bank of Australia	51,924,132
205,424		Computershare Ltd	2,367,863
170,487		Crown Ltd	2,551,122
214,535		CSL Ltd	13,676,673
2,561,562		DB RREEF Trust	2,709,938
363,436	e	Echo Entertainment Group Ltd	955,905
590,327		Federation Centres	1,370,315
26,307	e	Flight Centre Ltd	1,319,406
716,008	e	Fortescue Metals Group Ltd	3,386,671
721,886		GPT Group (ASE)	2,634,399
220,625	e	Harvey Norman Holdings Ltd	675,211
192,780	e	Iluka Resources Ltd	1,601,578
694,592		Incitec Pivot Ltd	1,864,472
1,015,298		Insurance Australia Group Ltd	5,426,522
73,429	e	Leighton Holdings Ltd	1,305,728
231,038		Lend Lease Corp Ltd	2,792,323
742,112		Macquarie Goodman Group	3,447,073
124,932		Macquarie Group Ltd	6,730,822
410,611	e	Metcash Ltd	1,060,452
1,577,137		Mirvac Group	2,573,651
1,024,709		National Australia Bank Ltd	33,740,977
334,279	*	Newcrest Mining Ltd	3,260,283
160,051		Orica Ltd	3,266,401
477,361		Origin Energy Ltd	6,631,448
492,948	*	Qantas Airways Ltd	560,745
271

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

536,227		QBE Insurance Group Ltd	$5,787,302
863,953		QR National Ltd	4,171,356
59,470		Ramsay Health Care Ltd	2,484,893
26,396		REA Group Ltd	1,151,197
190,569		Rio Tinto Ltd	10,989,960
421,871		Santos Ltd	5,408,960
143,470		Seek Ltd	2,246,999
165,829		Sonic Healthcare Ltd	2,735,377
854,764		SP AusNet	1,113,889
1,057,447		Stockland Trust Group	3,833,386
571,883		Suncorp-Metway Ltd	6,945,052
509,630		Sydney Airport	2,002,579
346,147	e	Tabcorp Holdings Ltd	1,199,628
575,604		Tattersall’s Ltd	1,618,929
1,909,086		Telstra Corp Ltd	9,282,178
289,723		Toll Holdings Ltd	1,429,086
633,529	m	Transurban Group	4,278,748
297,397		Treasury Wine Estates Ltd	1,059,130
502,406		Wesfarmers Ltd	19,995,303
866,674		Westfield Group	8,843,767
1,336,915		Westfield Retail Trust	3,971,945
1,357,148		Westpac Banking Corp	44,452,723
288,508		Woodside Petroleum Ltd	10,966,512
549,848		Woolworths Ltd	19,108,302
90,183		WorleyParsons Ltd	1,414,209
		TOTAL AUSTRALIA	465,196,463

AUSTRIA - 0.3%
31,778		Andritz AG.	1,974,021
110,749		Erste Bank der Oesterreichischen Sparkassen AG.	3,723,863
69,565	*,e,m	Immoeast AG.	0
420,179		Immofinanz Immobilien Anlagen AG.	1,557,602
64,169		OMV AG.	3,000,184
50,082		Raiffeisen International Bank Holding AG.	1,583,120
94,513		Telekom Austria AG.	937,955
48,838		Voestalpine AG.	2,230,890
18,475		Wiener Staedtische Allgemeine Versicherung AG.	988,082
		TOTAL AUSTRIA	15,995,717

BELGIUM - 1.2%
95,448		Ageas	4,107,674
63,792	e	Belgacom S.A.	1,952,515
30,899		Colruyt S.A.	1,747,201
46,986		Delhaize Group	3,498,731
36,430	e	Groupe Bruxelles Lambert S.A.	3,683,433
351,579	e	InBev NV	38,320,648
110,648		KBC Groep NV	6,752,057
25,375		Solvay S.A.	4,112,147
24,836		Telenet Group Holding NV	1,455,603
47,718	e	UCB S.A.	3,914,145
53,209	e	Umicore	2,608,236
		TOTAL BELGIUM	72,152,390
272

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
1,553,000		BOC Hong Kong Holdings Ltd	$4,556,769
814,000	e	Yangzijiang Shipbuilding	715,880
		TOTAL CHINA	5,272,649

DENMARK - 1.3%
1,281		AP Moller - Maersk AS (Class A)	2,910,262
2,870		AP Moller - Maersk AS (Class B)	6,851,430
46,166		Carlsberg AS (Class B)	4,618,093
47,515	e	Coloplast AS	3,990,925
289,175		Danske Bank AS	8,181,691
76,416		DSV AS	2,552,232
874,248		Novo Nordisk AS	39,678,605
97,764		Novozymes AS	4,687,303
355,989		TDC AS	3,341,533
10,038		TrygVesta AS	953,345
10,970	*,e	William Demant Holding	983,045
		TOTAL DENMARK	78,748,464

FINLAND - 0.9%
60,146	e	Elisa Oyj (Series A)	1,796,539
197,330	e	Fortum Oyj	4,458,095
134,305	e	Kone Oyj (Class B)	5,757,041
54,951	e	Metso Oyj	2,211,764
56,463	e	Neste Oil Oyj	1,159,342
1,641,723	*,e	Nokia Oyj	12,292,516
49,125	e	Nokian Renkaat Oyj	1,954,875
41,588	e	Orion Oyj (Class B)	1,269,377
191,436	*,e	Sampo Oyj (A Shares)	9,514,285
244,150	e	Stora Enso Oyj (R Shares)	2,493,165
230,351	e	UPM-Kymmene Oyj	4,034,321
76,088		Wartsila Oyj (B Shares)	4,247,610
		TOTAL FINLAND	51,188,930

FRANCE - 10.2%
67,823		Accor S.A.	3,320,585
14,184		Aeroports de Paris	1,763,863
136,607		Air Liquide	19,544,018
1,223,265	*,e	Alcatel S.A.	4,851,128
93,982		Alstom RGPT	3,883,712
27,032		Arkema	3,019,262
30,069		Atos Origin S.A.	2,597,721
791,831	e	AXA S.A.	20,663,629
435,265		BNP Paribas	32,707,755
84,702	e	Bouygues S.A.	3,815,054
92,659		Bureau Veritas S.A.	2,839,506
62,089		Cap Gemini S.A.	4,386,817
268,349	e	Carrefour S.A.	10,460,524
24,040	*	Casino Guichard Perrachon S.A.	3,063,254
24,711		Christian Dior S.A.	5,084,430
81,828		CNP Assurances	1,887,734
273

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

182,982		Compagnie de Saint-Gobain	$11,210,474
80,119	*,e	Compagnie Generale de Geophysique S.A.	1,386,202
441,881	*	Credit Agricole S.A.	6,972,195
27,953		Dassault Systemes S.A.	3,439,838
88,589	e	Edenred	2,994,202
110,114		Electricite de France	4,228,477
89,542		Essilor International S.A.	9,588,814
13,950		Eurazeo	1,175,972
258,059		European Aeronautic Defence and Space Co	17,739,005
59,993	e	Eutelsat Communications	2,063,673
14,013		Fonciere Des Regions	1,423,366
813,233		France Telecom S.A.	13,175,408
578,697	e	Gaz de France	14,585,146
10,721		Gecina S.A.	1,443,069
249,536		Groupe Danone	18,425,497
242,116		Groupe Eurotunnel S.A.	3,250,361
16,220	*	Icade	1,654,897
11,603		Iliad S.A.	3,130,947
14,526		Imerys S.A.	1,275,631
33,344		JC Decaux S.A.	1,368,774
47,310		Klepierre	2,170,625
82,907		Lafarge S.A.	7,585,893
47,411		Lagardere S.C.A.	1,987,020
113,841		Legrand S.A.	7,355,957
106,006	e	L’Oreal S.A.	18,269,615
110,918		LVMH Moet Hennessy Louis Vuitton S.A.	21,850,206
81,203		Michelin (C.G.D.E.) (Class B)	9,957,985
421,872		Natixis	2,994,724
91,882		Pernod-Ricard S.A.	11,026,614
32,844		PPR	7,264,152
78,774		Publicis Groupe S.A.	6,739,059
11,458	e	Remy Cointreau S.A.	1,007,663
84,782		Renault S.A.	8,289,123
100,743		Rexel S.A.	2,543,736
117,894		Safran S.A.	7,934,519
523,455		Sanofi-Aventis	56,491,181
240,757		Schneider Electric S.A.	22,600,081
66,370	e	SCOR	2,428,661
13,307		Societe BIC S.A.	1,765,478
316,345		Societe Generale	19,701,075
40,870	e	Sodexho Alliance S.A.	4,406,392
121,944		Suez Environnement S.A.	2,396,142
44,296	e	Technip S.A.	4,985,895
38,699		Thales S.A.	2,464,168
936,529		Total S.A.	67,003,178
42,283		Unibail-Rodamco	11,426,741
33,267		Valeo S.A.	4,568,531
47,071		Vallourec	2,781,684
154,746	e	Veolia Environnement	2,886,925
211,638	e	Vinci S.A.	15,980,006
528,065	e	Vivendi Universal S.A.	14,187,391
13,800		Wendel	2,080,287
274

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

74,594		Zodiac S.A.	$2,480,075
		TOTAL FRANCE	602,031,722

GERMANY - 9.3%
91,236		Adidas-Salomon AG.	9,753,282
200,174		Allianz AG.	34,836,251
16,723	e	Axel Springer AG.	1,021,138
402,980	*,e	BASF AG.	46,747,980
362,003	e	Bayer AG.	50,333,503
144,353		Bayerische Motoren Werke AG.	18,145,885
25,447		Bayerische Motoren Werke AG. (Preference)	2,508,439
44,040		Beiersdorf AG.	4,420,938
22,585		Brenntag AG.	4,091,282
21,164		Celesio AG.	735,541
433,006	*	Commerzbank AG.	7,721,001
48,056		Continental AG.	11,307,796
421,491		Daimler AG. (Registered)	39,240,443
445,981		Deutsche Bank AG.	19,643,443
83,441		Deutsche Boerse AG.	6,118,968
99,937	e	Deutsche Lufthansa AG.	2,509,700
395,140		Deutsche Post AG.	14,909,797
1,259,701		Deutsche Telekom AG.	21,164,308
125,860		Deutsche Wohnen AG.	2,701,887
788,516	e	E.ON AG.	15,103,903
18,558	e	Fraport AG. Frankfurt Airport Services Worldwide	1,372,495
95,255		Fresenius Medical Care AG.	6,562,837
54,701		Fresenius SE	8,322,903
15,036	e	Fuchs Petrolub AG. (Preference)	1,512,541
77,815		GEA Group AG.	3,485,206
25,953		Hannover Rueckversicherung AG.	2,418,350
61,572		HeidelbergCement AG.	5,349,873
58,587		Henkel KGaA	6,023,815
77,207		Henkel KGaA (Preference)	8,612,454
13,384		Hochtief AG.	1,247,864
13,316		Hugo Boss AG.	1,849,962
469,791		Infineon Technologies AG.	5,462,394
78,969		K&S AG.	2,767,082
10,784		Kabel Deutschland Holding AG.	1,460,510
38,719		Lanxess AG.	2,948,507
80,950		Linde AG.	16,812,083
16,768		MAN AG.	2,150,172
28,032	*	Merck KGaA	4,738,635
56,344		Metro AG.	2,257,351
78,344	*,e	Muenchener Rueckver AG.	18,109,914
38,640	*	Osram Licht AG.	2,028,574
66,636		Porsche AG.	7,369,608
193,394	*	Premiere AG.	1,659,719
94,626		ProSiebenSat. Media AG.	4,141,575
18,432	e	RTL Group	2,052,406
214,606	e	RWE AG.	8,189,596
405,075		SAP AG.	32,741,002
347,965		Siemens AG.	45,903,623

275

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

34,738	e	Suedzucker AG.	$742,317
141,786		Telefonica Deutschland Holding AG.	1,179,580
196,299	*	ThyssenKrupp AG.	5,602,799
44,997		United Internet AG.	1,933,033
13,566	*	Volkswagen AG.	3,637,702
63,447	*	Volkswagen AG. (Preference)	17,151,311
		TOTAL GERMANY	550,813,278

HONG KONG - 2.7%
5,299,000		AIA Group Ltd	25,772,182
110,200	e	ASM Pacific Technology	1,225,242
520,567		Bank of East Asia Ltd	2,150,399
481,000		Cathay Pacific Airways Ltd	909,037
605,000		Cheung Kong Holdings Ltd	10,331,806
263,000		Cheung Kong Infrastructure Holdings Ltd	1,718,719
775,500	e	CLP Holdings Ltd	6,199,686
1,017,750		First Pacific Co	1,131,755
921,000	*	Galaxy Entertainment Group Ltd	7,270,531
984,000		Hang Lung Properties Ltd	2,934,925
339,200		Hang Seng Bank Ltd	5,537,792
470,258		Henderson Land Development Co Ltd	2,810,948
952,000	e	HKT Trust and HKT Ltd	998,100
2,456,084		Hong Kong & China Gas Ltd	5,667,184
602,000		Hong Kong Electric Holdings Ltd	5,203,905
481,892		Hong Kong Exchanges and Clearing Ltd	8,666,020
239,040	e	Hopewell Holdings	824,379
935,000		Hutchison Whampoa Ltd	12,827,726
263,792		Hysan Development Co Ltd	1,131,369
275,123		Kerry Properties Ltd	905,982
2,570,600	e	Li & Fung Ltd	3,741,704
984,491		Link REIT	4,901,520
670,143		MTR Corp	2,532,385
2,716,790		New World Development Co Ltd	2,810,796
1,892,999		Noble Group Ltd	1,949,182
736,615		NWS Holdings Ltd	1,263,265
1,837,000		PCCW Ltd	980,940
1,051,200		Sands China Ltd	7,717,658
698,192		Shangri-La Asia Ltd	1,152,854
1,358,562		Sino Land Co	2,037,149
830,000		SJM Holdings Ltd	2,309,003
709,655		Sun Hung Kai Properties Ltd	8,954,456
296,000		Swire Pacific Ltd (Class A)	3,418,652
532,800		Swire Properties Ltd	1,604,558
661,762		Wharf Holdings Ltd	4,645,644
418,000		Wheelock & Co Ltd	1,725,348
314,500		Yue Yuen Industrial Holdings	974,332
		TOTAL HONG KONG	156,937,133

IRELAND - 0.6%
9,762,724	*	Bank of Ireland	3,811,870
321,517		CRH plc	9,360,505
67,097	*,m	Irish Bank Resolution Corp Ltd	0

276

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

204,137		James Hardie Industries NV	$2,620,752
65,053		Kerry Group plc (Class A)	5,135,295
41,178	*	Ryanair Holdings plc	390,474
6,628	*	Ryanair Holdings plc (ADR)	354,465
258,344		Shire Ltd	14,775,194
		TOTAL IRELAND	36,448,555

ISRAEL - 0.5%
444,003		Bank Hapoalim Ltd	2,508,169
537,524	*	Bank Leumi Le-Israel	2,103,209
830,395		Bezeq Israeli Telecommunication Corp Ltd	1,504,864
1,655		Delek Group Ltd	670,756
200,851		Israel Chemicals Ltd	1,782,604
1,227	*	Israel Corp Ltd	692,874
59,619		Mizrahi Tefahot Bank Ltd	796,978
23,952		Nice Systems Ltd	1,036,604
371,624		Teva Pharmaceutical Industries Ltd	18,216,993
		TOTAL ISRAEL	29,313,051

ITALY - 2.5%
508,584	e	Assicurazioni Generali S.p.A.	11,891,348
158,079		Autostrade S.p.A.	4,117,789
5,096,595		Banca Intesa S.p.A.	17,440,695
3,339,672	*,e	Banca Monte dei Paschi di Siena S.p.A.	1,116,188
369,429		Banche Popolari Unite Scpa	3,526,381
152,723	*,e	Banco Popolare SC	3,156,237
802,222		Enel Green Power S.p.A	2,295,962
2,879,093		Enel S.p.A.	16,306,981
1,118,247		ENI S.p.A.	28,961,832
44,445		Exor S.p.A.	2,031,403
392,828	*	Fiat S.p.A.	4,742,507
175,695	*	Finmeccanica S.p.A.	1,625,958
393,779	*,e	Fondiaria-Sai S.p.A	1,448,933
72,338		Luxottica Group S.p.A.	4,149,055
226,104	*	Mediobanca S.p.A.	2,509,544
104,908		Pirelli & C S.p.A.	1,766,245
86,839		Prysmian S.p.A.	2,261,697
116,366		Saipem S.p.A.	3,121,275
881,915	e	Snam Rete Gas S.p.A.	5,304,669
2,701,097	e	Telecom Italia RSP	2,684,818
4,384,916	*,e	Telecom Italia S.p.A.	5,634,740
632,382		Terna Rete Elettrica Nazionale S.p.A.	3,426,047
1,907,240		UniCredit S.p.A	17,088,190
		TOTAL ITALY	146,608,494

JAPAN - 18.8%
11,500		ABC-Mart, Inc	516,424
219,900	*,e	Acom Co Ltd	749,457
67,100	e	Advantest Corp	739,691
269,800		Aeon Co Ltd	3,116,088
48,700	e	Aeon Credit Service Co Ltd	1,226,423
47,900		Aeon Mall Co Ltd	1,142,023
277

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

60,000		Air Water, Inc	$841,880
81,500		Aisin Seiki Co Ltd	2,880,159
254,000		Ajinomoto Co, Inc	3,738,331
18,000		Alfresa Holdings Corp	1,120,623
509,000	e	All Nippon Airways Co Ltd	1,111,530
159,000		Amada Co Ltd	1,149,919
486,000		Aozora Bank Ltd	1,445,754
167,100		Asahi Breweries Ltd	4,617,436
434,000		Asahi Glass Co Ltd	2,460,511
549,000		Asahi Kasei Corp	3,732,540
69,500		Asics Corp	1,352,701
964,700		Astellas Pharma, Inc	10,755,907
139,000		Bank of Kyoto Ltd	1,132,578
495,000		Bank of Yokohama Ltd	2,487,917
31,000		Benesse Corp	1,179,495
285,100		Bridgestone Corp	10,208,146
114,100		Brother Industries Ltd	1,595,971
33,200		Calbee, Inc	814,191
498,200		Canon, Inc	15,611,073
97,000		Casio Computer Co Ltd	1,106,890
63,200		Central Japan Railway Co	7,762,588
317,000		Chiba Bank Ltd	2,014,982
66,000		Chiyoda Corp	885,042
280,300		Chubu Electric Power Co, Inc	3,192,778
98,158		Chugai Pharmaceutical Co Ltd	2,477,397
81,700		Chugoku Bank Ltd	1,083,044
139,800		Chugoku Electric Power Co, Inc	1,831,787
111,300		Citizen Watch Co Ltd	817,377
25,600		Coca-Cola West Japan Co Ltd	445,545
67,000		Credit Saison Co Ltd	1,427,316
235,000		Dai Nippon Printing Co Ltd	2,116,728
124,000		Daicel Chemical Industries Ltd	1,038,473
120,000	e	Daido Steel Co Ltd	586,726
80,600		Daihatsu Motor Co Ltd	1,335,051
370,500		Dai-ichi Mutual Life Insurance Co	5,133,924
292,800		Daiichi Sankyo Co Ltd	4,911,514
102,400		Daikin Industries Ltd	5,923,237
67,100		Dainippon Sumitomo Pharma Co Ltd	1,017,628
31,500		Daito Trust Construction Co Ltd	3,205,466
258,000		Daiwa House Industry Co Ltd	4,359,094
721,000		Daiwa Securities Group, Inc	5,406,373
50,800	e	Dena Co Ltd	858,550
213,100		Denso Corp	9,707,299
94,000		Dentsu, Inc	3,855,192
22,900		Don Quijote Co Ltd	1,207,793
146,100		East Japan Railway Co	10,660,225
112,700	e	Eisai Co Ltd	4,352,369
49,300		Electric Power Development Co	1,307,347
24,900		FamilyMart Co Ltd	1,033,976
84,800		Fanuc Ltd	15,300,965
23,300		Fast Retailing Co Ltd	7,240,221
236,000		Fuji Electric Holdings Co Ltd	1,071,033
278

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

257,000		Fuji Heavy Industries Ltd	$6,757,730
200,700		Fujifilm Holdings Corp	5,184,498
812,000	*	Fujitsu Ltd	4,774,746
329,000		Fukuoka Financial Group, Inc	1,343,638
47,200	e	Gree, Inc	461,558
157,500	e	GungHo Online Entertainment Inc	895,944
185,000		Gunma Bank Ltd	983,326
212,000		Hachijuni Bank Ltd	1,158,990
123,800	*	Hakuhodo DY Holdings, Inc	960,336
31,200		Hamamatsu Photonics KK	1,405,804
487,000		Hankyu Hanshin Holdings, Inc	2,669,039
113,400		Hino Motors Ltd	1,493,947
12,600		Hirose Electric Co Ltd	1,778,539
259,000		Hiroshima Bank Ltd	1,065,588
27,700		Hisamitsu Pharmaceutical Co, Inc	1,159,301
43,700		Hitachi Chemical Co Ltd	642,899
45,500	e	Hitachi Construction Machinery Co Ltd	844,323
25,300		Hitachi High-Technologies Corp	578,765
2,124,000		Hitachi Ltd	15,141,864
84,000		Hitachi Metals Ltd	1,140,658
77,300	*,e	Hokkaido Electric Power Co, Inc	472,882
585,000		Hokuhoku Financial Group, Inc	1,128,897
75,700		Hokuriku Electric Power Co	940,102
715,100		Honda Motor Co Ltd	23,730,355
192,000		Hoya Corp	5,678,846
47,700		Ibiden Co Ltd	860,991
37,600		Idemitsu Kosan Co Ltd	831,468
56,700	*	Iida Group Holdings Co Ltd	846,153
384,800		Inpex Holdings, Inc	5,611,694
154,080		Isetan Mitsukoshi Holdings Ltd	1,917,381
569,000		Ishikawajima-Harima Heavy Industries Co Ltd	2,268,739
521,000		Isuzu Motors Ltd	3,025,733
659,200		Itochu Corp	7,389,494
10,500		Itochu Techno-Science Corp	438,786
130,600		Iyo Bank Ltd	1,174,228
209,400		J Front Retailing Co Ltd	1,331,060
28,800		Japan Airlines Co Ltd	1,490,959
11,700		Japan Petroleum Exploration Co	435,544
389		Japan Prime Realty Investment Corp	1,368,873
505		Japan Real Estate Investment Corp	2,677,275
979		Japan Retail Fund Investment Corp	1,969,073
132,000		Japan Steel Works Ltd	557,717
486,800		Japan Tobacco, Inc	16,000,408
213,600		JFE Holdings, Inc	3,947,596
91,000		JGC Corp	2,946,708
284,000		Joyo Bank Ltd	1,382,255
75,100		JSR Corp	1,230,651
98,700		JTEKT Corp	1,440,081
973,500		JX Holdings, Inc	5,058,110
371,000		Kajima Corp	1,412,584
63,700		Kakaku.com, Inc	908,785
97,000		Kamigumi Co Ltd	924,634
279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

118,000		Kaneka Corp	$692,107
310,600	*	Kansai Electric Power Co, Inc	2,604,425
97,000		Kansai Paint Co Ltd	1,356,142
224,200		Kao Corp	8,440,545
619,000		Kawasaki Heavy Industries Ltd	2,297,454
235,800		KDDI Corp	12,575,604
209,000	e	Keihin Electric Express Railway Co Ltd	1,734,811
243,000		Keio Corp	1,719,857
116,000		Keisei Electric Railway Co Ltd	1,009,550
20,100		Keyence Corp	7,753,806
67,000		Kikkoman Corp	1,361,325
62,000		Kinden Corp	570,791
829,000	e	Kintetsu Corp	2,913,330
373,800		Kirin Brewery Co Ltd	5,177,137
1,348,000	*	Kobe Steel Ltd	1,769,466
42,000		Koito Manufacturing Co Ltd	913,481
415,100		Komatsu Ltd	9,138,954
43,800	e	Konami Corp	998,837
207,900		Konica Minolta Holdings, Inc	1,937,238
468,000		Kubota Corp	6,031,829
143,600		Kuraray Co Ltd	1,614,604
45,300	e	Kurita Water Industries Ltd	954,022
144,000		Kyocera Corp	6,772,304
98,000		Kyowa Hakko Kogyo Co Ltd	1,115,997
185,200	*	Kyushu Electric Power Co, Inc	1,868,588
28,600		Lawson, Inc	1,986,312
115,500		LIXIL Group Corp	3,060,741
10,700		Mabuchi Motor Co Ltd	732,700
48,600		Makita Corp	2,584,955
723,000		Marubeni Corp	4,831,384
95,100		Marui Co Ltd	844,737
19,900		Maruichi Steel Tube Ltd	504,788
974,100		Matsushita Electric Industrial Co Ltd	10,617,746
1,215,000	*	Mazda Motor Corp	5,432,559
34,900	e	McDonald’s Holdings Co Japan Ltd	965,623
59,000		Mediceo Paltac Holdings Co Ltd	829,862
25,900		MEIJI Holdings Co Ltd	1,589,401
303,100		Millea Holdings, Inc	8,931,120
24,100		Miraca Holdings, Inc	1,044,670
584,600		Mitsubishi Chemical Holdings Corp	2,339,585
616,500		Mitsubishi Corp	11,039,851
847,000		Mitsubishi Electric Corp	9,644,647
546,000		Mitsubishi Estate Co Ltd	12,388,956
163,000		Mitsubishi Gas Chemical Co, Inc	941,079
1,334,000		Mitsubishi Heavy Industries Ltd	7,023,434
51,000		Mitsubishi Logistics Corp	731,695
486,000		Mitsubishi Materials Corp	1,409,659
278,599	*	Mitsubishi Motors Corp	3,019,540
5,608,380		Mitsubishi UFJ Financial Group, Inc	29,833,743
245,500		Mitsubishi UFJ Lease & Finance Co Ltd	1,211,255
762,900		Mitsui & Co Ltd	10,819,730
387,000	e	Mitsui Chemicals, Inc	943,032
280

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

366,000		Mitsui Fudosan Co Ltd	$10,834,230
469,000		Mitsui OSK Lines Ltd	1,564,615
221,000		Mitsui Sumitomo Insurance Group Holdings, Inc	4,957,504
1,446,000		Mitsui Trust Holdings, Inc	5,958,529
10,146,707		Mizuho Financial Group, Inc	19,873,413
89,200		Murata Manufacturing Co Ltd	7,436,056
46,000		Nabtesco Corp	993,063
75,800		Namco Bandai Holdings, Inc	1,637,669
1,081,000		NEC Corp	3,040,848
46,300		Nexon Co Ltd	360,615
114,000		NGK Insulators Ltd	2,155,849
78,088		NGK Spark Plug Co Ltd	1,787,794
65,600		NHK Spring Co Ltd	593,804
88,500	e	Nidec Corp	5,003,391
149,600		Nikon Corp	2,345,498
47,100		Nintendo Co Ltd	4,943,634
604		Nippon Building Fund, Inc	3,348,856
172,000		Nippon Electric Glass Co Ltd	841,410
328,000		Nippon Express Co Ltd	1,550,559
71,000		Nippon Meat Packers, Inc	1,230,528
73,000		Nippon Paint Co Ltd	1,129,409
655		Nippon ProLogis REIT, Inc	1,387,144
3,334,000		Nippon Steel Corp	8,747,206
165,600		Nippon Telegraph & Telephone Corp	9,189,599
708,000		Nippon Yusen Kabushiki Kaisha	1,919,050
364,000		Nishi-Nippon City Bank Ltd	827,953
1,087,100		Nissan Motor Co Ltd	9,380,146
87,200	e	Nisshin Seifun Group, Inc	1,014,535
29,100		Nissin Food Products Co Ltd	1,392,923
29,900		Nitori Co Ltd	1,371,472
71,700		Nitto Denko Corp	3,104,329
144,800		NKSJ Holdings, Inc	3,612,591
40,500		NOK Corp	662,126
1,591,800		Nomura Holdings, Inc	9,217,906
52,400		Nomura Real Estate Holdings, Inc	979,054
43,200		Nomura Research Institute Ltd	1,252,683
218,000		NSK Ltd	2,291,777
54,700		NTT Data Corp	2,113,365
669,400		NTT DoCoMo, Inc	10,677,293
53,700		NTT Urban Development Corp	472,317
283,000		Obayashi Corp	1,827,300
264,000	e	Odakyu Electric Railway Co Ltd	2,317,730
337,000		OJI Paper Co Ltd	1,415,902
104,500	*	Olympus Corp	3,191,898
90,000		Omron Corp	3,187,293
36,000		Ono Pharmaceutical Co Ltd	2,855,291
18,100		Oracle Corp Japan	834,149
22,400		Oriental Land Co Ltd	3,355,820
563,900		ORIX Corp	8,170,822
815,000		Osaka Gas Co Ltd	3,071,981
107,100	e	Osaka Securities Exchange Co Ltd	2,119,069
6,700		Otsuka Corp	793,143
281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

161,500		Otsuka Holdings KK	$4,652,456
42,900		Park24 Co Ltd	784,174
318,100	e	Rakuten, Inc	4,127,544
965,200		Resona Holdings, Inc	4,935,069
294,400		Ricoh Co Ltd	3,392,391
14,300		Rinnai Corp	1,191,743
42,300		Rohm Co Ltd	2,022,865
27,100		Sankyo Co Ltd	1,083,756
20,600	e	Sanrio Co Ltd	653,098
31,500		Santen Pharmaceutical Co Ltd	1,403,945
87,940		SBI Holdings, Inc	1,005,676
91,300		Secom Co Ltd	5,241,816
79,300		Sega Sammy Holdings, Inc	1,598,468
60,000		Seiko Epson Corp	1,637,400
181,000		Sekisui Chemical Co Ltd	1,834,290
235,600		Sekisui House Ltd	2,828,047
329,700		Seven & I Holdings Co Ltd	13,008,725
249,900		Seven Bank Ltd	947,425
675,000	*,e	Sharp Corp	1,692,068
83,500	*	Shikoku Electric Power Co, Inc	977,372
101,000		Shimadzu Corp	862,792
9,300		Shimamura Co Ltd	866,372
34,600		Shimano, Inc	3,458,675
257,000		Shimizu Corp	1,456,840
182,500		Shin-Etsu Chemical Co Ltd	10,705,827
724,000		Shinsei Bank Ltd	1,411,526
130,100		Shionogi & Co Ltd	2,280,447
156,500		Shiseido Co Ltd	2,796,011
261,000		Shizuoka Bank Ltd	2,493,856
116,800		Shoei Co Ltd	1,408,797
639,000	e	Showa Denko KK	851,438
78,400		Showa Shell Sekiyu KK	795,322
22,600		SMC Corp	5,380,060
421,200		Softbank Corp	31,370,131
563,500		Sojitz Holdings Corp	888,537
65,600		So-net M3, Inc	899,937
457,900	e	Sony Corp	8,038,704
75,400		Sony Financial Holdings, Inc	1,209,049
60,900		Stanley Electric Co Ltd	1,349,785
51,800		Sumco Corp	397,540
643,009		Sumitomo Chemical Co Ltd	2,412,340
493,100		Sumitomo Corp	6,400,676
326,900		Sumitomo Electric Industries Ltd	4,524,680
245,000		Sumitomo Heavy Industries Ltd	1,042,450
228,000		Sumitomo Metal Mining Co Ltd	3,443,829
561,100		Sumitomo Mitsui Financial Group, Inc	22,180,453
156,000		Sumitomo Realty & Development Co Ltd	6,052,701
73,400		Sumitomo Rubber Industries, Inc	1,020,103
60,100		Suntory Beverage & Food Ltd	2,098,831
78,000		Suruga Bank Ltd	1,338,010
29,400		Suzuken Co Ltd	1,059,726
157,700		Suzuki Motor Corp	4,068,670
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

63,600		Sysmex Corp	$2,016,242
251,100		T&D Holdings, Inc	2,997,203
512,000		Taiheiyo Cement Corp	1,796,039
427,000		Taisei Corp	1,979,557
15,900		Taisho Pharmaceutical Holdings Co Ltd	1,171,951
119,000		Taiyo Nippon Sanso Corp	948,521
114,000		Takashimaya Co Ltd	1,080,058
349,300		Takeda Pharmaceutical Co Ltd	15,711,558
108,100		Tanabe Seiyaku Co Ltd	1,482,297
53,200		TDK Corp	2,268,526
399,000		Teijin Ltd	980,763
130,200		Terumo Corp	2,583,900
50,400		THK Co Ltd	1,065,279
475,000		Tobu Railway Co Ltd	2,323,216
47,500		Toho Co Ltd	914,481
180,000	e	Toho Gas Co Ltd	883,180
195,700	*	Tohoku Electric Power Co, Inc	1,862,431
641,300	*	Tokyo Electric Power Co, Inc	2,425,556
75,200		Tokyo Electron Ltd	4,277,061
1,037,000		Tokyo Gas Co Ltd	5,433,268
178,000		Tokyo Tatemono Co Ltd	1,419,514
484,000		Tokyu Corp	3,048,343
223,600	*	Tokyu Fudosan Holdings Corp	1,625,561
141,000		TonenGeneral Sekiyu KK	1,331,863
233,000		Toppan Printing Co Ltd	1,600,209
632,000		Toray Industries, Inc	4,124,917
1,775,000		Toshiba Corp	6,952,430
124,000		Toto Ltd	1,754,024
76,600		Toyo Seikan Kaisha Ltd	1,139,186
37,000		Toyo Suisan Kaisha Ltd	1,185,156
27,400		Toyoda Gosei Co Ltd	504,868
28,400	e	Toyota Boshoku Corp	293,581
75,100		Toyota Industries Corp	3,461,958
1,209,600		Toyota Motor Corp	65,352,451
92,600		Toyota Tsusho Corp	2,439,011
44,400		Trend Micro, Inc	1,436,207
25,300	e	Tsumura & Co	601,356
454,000		UBE Industries Ltd	769,174
49,000		Uni-Charm Corp	2,657,172
991		United Urban Investment Corp	1,495,662
93,500		USS Co Ltd	1,362,870
70,700		West Japan Railway Co	2,867,090
639,400		Yahoo! Japan Corp	2,793,206
41,500	e	Yakult Honsha Co Ltd	2,243,077
398,000	e	Yamada Denki Co Ltd	1,470,399
87,000		Yamaguchi Financial Group, Inc	802,297
67,700		Yamaha Corp	907,090
121,300		Yamaha Motor Co Ltd	1,872,484
19,900		Yamato Kogyo Co Ltd	573,880
160,400		Yamato Transport Co Ltd	3,300,739
45,000		Yamazaki Baking Co Ltd	549,824
93,200		Yaskawa Electric Corp	1,050,892
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

91,900		Yokogawa Electric Corp	$1,256,434
87,000		Yokohama Rubber Co Ltd	777,085
		TOTAL JAPAN	1,114,009,942

JERSEY, C.I. - 0.1%
38,684		Randgold Resources Ltd	3,109,538
		TOTAL JERSEY, C.I.	3,109,538

LUXEMBOURG - 0.3%
440,620	e	ArcelorMittal	7,165,025
30,123	e	Millicom International Cellular S.A.	2,985,638
129,288		SES Global S.A.	4,868,934
214,387	e	Tenaris S.A.	4,739,202
		TOTAL LUXEMBOURG	19,758,799

MACAU - 0.1%
413,200		MGM China Holdings Ltd	1,443,797
672,400	e	Wynn Macau Ltd	2,661,069
		TOTAL MACAU	4,104,866

MEXICO - 0.0%
81,121	e	Fresnillo plc	1,169,762
		TOTAL MEXICO	1,169,762

NETHERLANDS - 4.5%
806,171		Aegon NV	7,389,694
104,744		Akzo Nobel NV	8,071,790
156,090	e	ASML Holding NV	12,739,149
33,164		Boskalis Westminster	1,879,626
28,889		Corio NV	1,353,672
87,294		Delta Lloyd NV	2,297,399
67,958		DSM NV	4,879,912
30,267	e	Fugro NV	2,005,631
35,126	e	Gemalto NV	3,927,279
46,758	e	Heineken Holding NV	2,988,380
103,237	e	Heineken NV	7,170,577
1,677,124	*	ING Groep NV	23,974,244
405,408		Koninklijke Ahold NV	7,837,304
412,929		Koninklijke Philips Electronics NV	13,219,158
29,499	e	Koninklijke Vopak NV	1,470,853
43,886	*	OCI NV	1,876,787
54,417	*	Randstad Holdings NV	3,180,110
297,664	e	Reed Elsevier NV	6,075,574
1,693,656		Royal Dutch Shell plc (A Shares)	66,957,334
1,091,361		Royal Dutch Shell plc (B Shares)	46,340,267
1,395,619	*	Royal KPN NV	4,958,449
189,039		TNT Express NV	1,703,533
716,795		Unilever NV	30,736,961
126,965	e	Wolters Kluwer NV	3,539,263
67,238		Ziggo NV	2,919,665
		TOTAL NETHERLANDS	269,492,611
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.1%
416,347		Auckland International Airport Ltd	$1,425,955
166,934		Contact Energy Ltd	819,972
289,938	e	Fletcher Building Ltd	2,465,439
165,795		Ryman Healthcare Ltd	1,238,511
843,290	e	Telecom Corp of New Zealand Ltd	2,014,586
		TOTAL NEW ZEALAND	7,964,463

NORWAY - 0.8%
71,440	*	Aker Kvaerner ASA	1,144,648
418,315	e	DNB NOR Holding ASA	7,414,850
86,056	e	Gjensidige Forsikring BA	1,586,686
602,983	e	Norsk Hydro ASA	3,233,914
335,060		Orkla ASA	2,771,143
164,097	e	Seadrill Ltd (Oslo Exchange)	5,741,871
494,217		Statoil ASA	15,066,400
296,610		Telenor ASA	6,969,447
80,834	e	Yara International ASA	3,821,140
		TOTAL NORWAY	47,750,099

PORTUGAL - 0.2%
806,665	*,e	Banco Espirito Santo S.A.	1,429,840
852,359		Energias de Portugal S.A.	4,140,470
150,483		Galp Energia SGPS S.A.	2,608,174
113,463	e	Jeronimo Martins SGPS S.A.	1,984,397
267,930	e	Portugal Telecom SGPS S.A.	1,113,162
		TOTAL PORTUGAL	11,276,043

SINGAPORE - 1.4%
876,960		Ascendas REIT	1,605,155
831,000		CapitaCommercial Trust	1,063,470
1,154,000		CapitaLand Ltd	2,953,403
1,092,330		CapitaMall Trust	1,741,215
577,000	e	CapitaMalls Asia Ltd	1,016,717
178,400	e	City Developments Ltd	1,545,659
829,000		ComfortDelgro Corp Ltd	1,405,835
761,500		DBS Group Holdings Ltd	10,316,164
2,675,400		Genting International plc	2,834,863
1,378,000		Global Logistic Properties	3,140,584
3,118,647		Golden Agri-Resources Ltd	1,521,383
2,123,300		Hutchison Port Holdings Trust	1,445,027
48,009		Jardine Cycle & Carriage Ltd	1,800,142
652,400		Keppel Corp Ltd	5,489,313
300,000		Keppel Land Ltd	829,934
631,700	e	Olam International Ltd	1,127,216
1,128,520	e	Oversea-Chinese Banking Corp	8,703,349
414,460		SembCorp Industries Ltd	1,779,334
390,600	e	SembCorp Marine Ltd	1,270,320
220,933	e	Singapore Airlines Ltd	1,831,629
363,000		Singapore Exchange Ltd	2,007,488
717,000	e	Singapore Press Holdings Ltd	2,397,635
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

721,000		Singapore Technologies Engineering Ltd	$2,202,185
3,508,403		Singapore Telecommunications Ltd	10,746,647
254,000		StarHub Ltd	842,588
553,000		United Overseas Bank Ltd	9,625,031
196,000		United Overseas Land Ltd	1,006,312
847,000		Wilmar International Ltd	2,301,988
		TOTAL SINGAPORE	84,550,586

SPAIN - 3.5%
166,699		Abertis Infraestructuras S.A. (Continuous)	3,752,321
78,467		ACS Actividades Construccion y Servicios S.A.	3,368,146
166,634		Amadeus IT Holding S.A.	6,930,392
2,580,592		Banco Bilbao Vizcaya Argentaria S.A.	31,787,048
1,479,880		Banco de Sabadell S.A.	5,034,968
728,356	e	Banco Popular Espanol S.A.	5,367,198
5,055,932		Banco Santander Central Hispano S.A.	50,284,617
1,785,090	*	Bankia S.A.	3,646,259
761,951		CaixaBank S.A.	4,643,883
179,414		Cintra Concesiones de Infraestructuras de Transporte S.A.	3,988,074
480,442	e	Corp Mapfre S.A.	2,026,265
260,494		Distribuidora Internacional de Alimentacion S.A.	2,330,242
80,348		Enagas	2,475,422
159,405		Gas Natural SDG S.A.	4,570,942
66,776		Grifols S.A.	3,569,674
2,102,254		Iberdrola S.A.	14,685,367
96,629	e	Inditex S.A.	14,518,211
46,135		Red Electrica de Espana	3,797,653
378,923		Repsol YPF S.A.	10,202,295
1,788,977		Telefonica S.A.	30,022,811
81,837	e	Zardoya Otis S.A.	1,435,667
		TOTAL SPAIN	208,437,455

SWEDEN - 3.2%
139,140	e	Alfa Laval AB	3,707,159
144,547		Assa Abloy AB (Class B)	7,671,770
299,801	e	Atlas Copco AB (A Shares)	8,719,055
168,275	e	Atlas Copco AB (B Shares)	4,589,748
131,536	e	Boliden AB	2,008,856
105,058	e	Electrolux AB (Series B)	2,920,167
165,775	e	Elekta AB (B Shares)	2,313,504
1,325,892	e	Ericsson (LM) (B Shares)	15,988,213
87,221		Getinge AB (B Shares)	2,556,337
419,596	e	Hennes & Mauritz AB (B Shares)	17,175,282
109,422		Hexagon AB (B Shares)	3,503,213
169,733		Husqvarna AB (B Shares)	1,417,200
52,615	e	Industrivarden AB	1,105,533
200,722	*	Investor AB (B Shares)	7,775,128
98,099		Kinnevik Investment AB (Series B)	3,461,645
101,387	*	Lundin Petroleum AB	2,176,396
1,319,961		Nordea Bank AB	19,127,024
466,308		Sandvik AB	6,627,133
140,117		Scania AB (B Shares)	4,268,853
286

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

132,316	e	Securitas AB (B Shares)	$1,599,520
648,936		Skandinaviska Enskilda Banken AB (Class A)	8,963,699
161,231		Skanska AB (B Shares)	3,701,749
172,980		SKF AB (B Shares)	4,491,961
255,398		Svenska Cellulosa AB (B Shares)	7,180,011
216,385		Svenska Handelsbanken (A Shares)	10,884,153
397,121		Swedbank AB (A Shares)	10,627,718
85,930		Swedish Match AB	2,947,986
151,763		Tele2 AB	1,939,395
1,046,286		TeliaSonera AB	7,615,973
671,419		Volvo AB (B Shares)	10,631,342
		TOTAL SWEDEN	187,695,723

SWITZERLAND - 9.5%
963,030		ABB Ltd	23,185,991
45,378	*	Actelion Ltd	4,467,627
58,431		Adecco S.A.	4,905,402
36,574		Aryzta AG.	3,380,735
20,212		Baloise Holding AG.	2,461,287
1,075	e	Barry Callebaut AG.	1,460,977
228,155		Cie Financiere Richemont S.A.	23,212,491
94,445		Coca-Cola HBC AG.	2,393,472
664,504		Credit Suisse Group	21,066,526
4,035		EMS-Chemie Holding AG.	1,574,447
16,429		Geberit AG.	5,487,123
3,976		Givaudan S.A.	6,274,822
4,644,244		Glencore Xstrata plc	25,059,245
100,190	*	Holcim Ltd	9,189,067
94,361		Julius Baer Group Ltd	4,419,907
24,194		Kuehne & Nagel International AG.	3,308,306
399	*	Lindt & Spruengli AG.	1,940,370
47	*	Lindt & Spruengli AG. (Registered)	2,741,177
22,593		Lonza Group AG.	2,364,596
1,416,414		Nestle S.A.	109,466,516
1,009,540		Novartis AG.	87,761,832
13,627		Pargesa Holding S.A.	1,236,888
7,061		Partners Group	1,933,424
21,125		Phonak Holding AG.	3,051,817
307,982		Roche Holding AG.	90,345,315
20,559		Schindler Holding AG.	3,185,206
10,486		Schindler Holding AG. (Registered)	1,600,585
2,343		SGS S.A.	5,853,043
902		Sika AG.	3,649,669
276,326	e	STMicroelectronics NV	2,635,098
9,792		Sulzer AG.	1,510,928
13,474		Swatch Group AG.	8,664,321
20,429		Swatch Group AG. (Registered)	2,464,959
14,453		Swiss Life Holding	3,560,867
25,316		Swiss Prime Site AG.	2,128,095
152,792		Swiss Re Ltd	13,360,298
9,805		Swisscom AG.	5,965,157
40,892	*	Syngenta AG.	16,192,886
287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,600,729		UBS AG.	$33,477,429
65,145		Zurich Financial Services AG.	18,680,893
		TOTAL SWITZERLAND	565,618,794

UNITED KINGDOM - 18.9%
435,654		3i Group plc	2,798,397
433,159		Aberdeen Asset Management plc	3,203,831
113,680		Acergy S.A.	2,276,358
82,448		Admiral Group plc	1,947,053
116,346		Aggreko plc	3,105,195
138,826		AMEC plc	2,899,405
610,633		Anglo American plc (London)	16,324,112
168,038	e	Antofagasta plc	2,239,477
610,108		ARM Holdings plc	9,234,104
25,436	*	ASOS plc	1,843,276
159,670		Associated British Foods plc	8,017,102
547,389		AstraZeneca plc	43,207,927
1,300,189		Aviva plc	11,587,011
161,728		Babcock International Group	3,264,311
1,403,010		BAE Systems plc	9,492,021
6,699,904		Barclays plc	28,608,875
1,491,470		BG Group plc	30,171,404
927,498		BHP Billiton plc	30,110,639
8,164,640		BP plc	68,934,969
827,653		British American Tobacco plc	47,792,762
409,516		British Land Co plc	4,784,350
446,454		British Sky Broadcasting plc	6,633,375
3,447,441		BT Group plc	21,521,144
148,944		Bunzl plc	4,243,674
193,065		Burberry Group plc	4,848,682
290,402		Capita Group plc	5,325,227
2,230,709		Centrica plc	12,440,748
406,961	e	CNH Industrial NV	4,753,779
453,607		Cobham plc	2,366,405
788,198		Compass Group plc	12,555,160
59,018		Croda International plc	2,570,499
1,098,688		Diageo plc	33,663,575
535,303		Direct Line Insurance Group plc	2,264,640
69,559		easyJet plc	1,924,672
436,184		Experian Group Ltd	8,386,499
715,660		GKN plc	4,652,504
2,131,631		GlaxoSmithKline plc	58,898,097
710,354		Group 4 Securicor plc	2,836,068
296,935		Hammerson plc	2,865,747
99,560		Hargreaves Lansdown plc	1,970,859
8,219,248		HSBC Holdings plc	83,981,079
234,134		ICAP plc	1,640,081
119,678		IMI plc	3,035,340
421,813		Imperial Tobacco Group plc	18,228,384
188,803		Inmarsat plc	2,323,113
111,912		InterContinental Hotels Group plc	3,824,760
463,141	*	International Consolidated Airlines Group S.A.	3,169,288
288

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

72,715		Intertek Group plc	$3,581,874
247,382		Investec plc	2,182,841
1,674,582		ITV plc	5,151,181
540,866	e	J Sainsbury plc	3,068,226
89,593		Johnson Matthey plc	4,956,279
1,033,510		Kingfisher plc	7,313,508
335,709		Land Securities Group plc	6,030,733
2,613,338		Legal & General Group plc	9,355,072
467,929		Liberty International plc	2,311,661
21,871,667	*	Lloyds TSB Group plc	27,891,022
76,861		London Stock Exchange Group plc	2,355,516
701,622		Marks & Spencer Group plc	5,245,545
332,556		Meggitt plc	2,682,434
456,148		Melrose Industries plc	2,202,771
1,626,393		National Grid plc	23,116,325
67,614		Next plc	7,459,301
2,138,070		Old Mutual plc	7,226,856
354,847		Pearson plc	6,654,078
131,559		Persimmon plc	2,919,555
112,486		Petrofac Ltd	2,759,556
1,126,154		Prudential plc	25,889,274
284,372		Reckitt Benckiser Group plc	22,956,199
508,266		Reed Elsevier plc	7,495,713
618,031	*	Resolution Ltd	3,117,870
333,036		Rexam plc	2,792,148
557,937		Rio Tinto plc	30,333,741
825,988		Rolls-Royce Group plc	14,671,593
109,974,068	*,m	Rolls-Royce Holdings plc	185,680
2,322,463		Royal & Sun Alliance Insurance Group plc	3,848,701
938,965	*	Royal Bank of Scotland Group plc	4,757,216
297,723	*	Royal Mail plc	2,667,489
419,473		SABMiller plc	22,840,710
464,280		Sage Group plc	3,349,074
48,534		Schroders plc	2,098,898
420,366		Scottish & Southern Energy plc	10,839,769
311,350		Segro plc	1,842,729
233,812		Serco Group plc	1,342,606
108,574		Severn Trent plc	3,382,185
387,207		Smith & Nephew plc	6,037,773
165,930		Smiths Group plc	3,745,653
1,059,457		Standard Chartered plc	22,944,912
1,039,053		Standard Life plc	6,717,469
198,457		Tate & Lyle plc	2,352,634
3,534,603		Tesco plc	17,510,159
104,303		Travis Perkins plc	3,011,263
188,703		TUI Travel plc	1,364,935
395,127		Tullow Oil plc	5,877,631
564,263		Unilever plc	25,241,208
306,211		United Utilities Group plc	4,118,848
11,600,073		Vodafone Group plc	44,040,918
92,523		Weir Group plc	4,208,599
77,798		Whitbread plc	5,366,192
289

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

400,493		William Hill plc			$2,399,770
1,021,561		WM Morrison Supermarkets plc			3,467,859
114,879		Wolseley plc			6,656,587
587,666		WPP plc			12,671,014
		TOTAL UNITED KINGDOM			1,119,375,331

UNITED STATES - 0.6%
83,477		Carnival plc			3,337,310
356,399	d	iShares MSCI EAFE Index Fund			24,349,180
99,660	*	Qiagen NV			2,187,903
158,800	e	Transocean Ltd			6,783,757
		TOTAL UNITED STATES			36,658,150

		TOTAL COMMON STOCKS			5,891,679,008
		(Cost $4,886,041,966)

RIGHTS / WARRANTS - 0.0%

HONG KONG - 0.0%
58,531		Sun Hung Kai Properties Ltd			39,409
		TOTAL HONG KONG			39,409

SPAIN - 0.0%
5,055,932	*,e,m	Banco Santander S.A.			1,069,884
		TOTAL SPAIN			1,069,884

UNITED KINGDOM - 0.0%
62,203		Babcock International Group plc			420,094
		TOTAL UNITED KINGDOM			420,094

		TOTAL RIGHTS / WARRANTS			1,529,387
		(Cost $1,045,854)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 8.6%
GOVERNMENT AGENCY DEBT - 0.1%
$8,000,000		Federal Home Loan Bank (FHLB)	0.045%	07/02/10	7,999,448
		TOTAL GOVERNMENT AGENCY DEBT			7,999,448

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.5%
503,606,513	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			503,606,513
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			503,606,513
		TOTAL SHORT-TERM INVESTMENTS			511,605,961
		(Cost $511,605,893)

		TOTAL INVESTMENTS - 108.0%			6,404,814,356
		(Cost $5,398,693,713)
		OTHER ASSETS & LIABILITIES, NET - (8.0)%			(474,687,815)
		NET ASSETS - 100.0%			$5,930,126,541
290

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $478,815,870.
m	Indicates a security that has been deemed illiquid.
291

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2014

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$1,525,299,977	25.7%
INDUSTRIALS	747,539,873	12.6
CONSUMER DISCRETIONARY	676,530,015	11.4
CONSUMER STAPLES	654,874,522	11.0
HEALTH CARE	616,667,901	10.4
MATERIALS	484,068,030	8.2
ENERGY	428,122,909	7.2
TELECOMMUNICATION SERVICES	291,743,137	4.9
INFORMATION TECHNOLOGY	252,033,160	4.3
UTILITIES	216,328,871	3.7
SHORT-TERM INVESTMENTS	511,605,961	8.6
OTHER ASSETS & LIABILITIES, NET	(474,687,815)	(8.0)

NET ASSETS	$5,930,126,541	100.0%
292

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary President and Principal Executive Officer (principal executive officer)

Dated: June 17, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer